UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: October 31
Date of reporting period: April 30, 2026

Item 1: Report(s) to Shareholders.

Semiannual Report |
April 30, 2026

Schwab International Opportunities Fund

Ticker Symbol: SWMIX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund
shares
through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED April 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Opportunities Fund	$44	0.84% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Mon th s	1 Year	5 Years	10 Years
Fund: Schwab International Opportunities Fund (04/02/2004) 1,2,3	9.89%	28.40%	3.51%	7.95%
MSCI EAFE ® Index (Net) 4	9.98%	24.60%	8.83%	8.85%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund commenced operations on October 16, 1996 which became the Schwab International Opportunities Fund Investor Shares. The Investor Shares were consolidated into Select Shares on February 26, 2019. The performance presented is that of the former Select Shares which commenced operations on April 2, 2004.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab International Opportunities Fund | Semiannual Report
1
REG127711-01  00325132

Statistics

Net Assets (millions)	$1,024
Number of Holdings (excludes derivatives)	1,016
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	35%
Weighted Average Market Cap (millions)	$1 7 1,631
Price/Earnings Ratio (P/E)	18.6
Price/Book Ratio (P/B)	2.6
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Top Country Weight
ings
% of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab International Opportunities Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab International Opportunities Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Core Equity Fund

Ticker Symbol: SWANX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares
through
a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED April 30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Core Equity Fund	$36	0.72% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total
Re
turns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Core Equity Fund (07/01/1996) 1	3.06%	23.79%	11.05%	12.93%
S&P 500 ® Index	6.03%	31.05%	13.14%	15.26%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Core Equity Fund | Semiannual Report
1
REG127684-01  00325122

Statistics

Net Assets (millions)	$1,519
Number of Holdings	56
Portfolio Turnover Rate (not annualized)	17%
Weighted Average Market Cap (millions)	$1,896,379
Price/Earnings Ratio (P/E)	30.8
Price/Book Ratio (P/B)	7.1
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Core Equity Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Core Equity Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Dividend Equity Fund

Ticker Symbol: SWDSX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
 or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund
shares
through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED April 30,
2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Dividend Equity Fund	$46	0.88% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Dividend Equity Fund (09/02/2003) 1,2	9.44%	20.43%	9.68%	9.47%
S&P 500 ® Index 3	6.03%	31.05%	13.14%	15.26%
Russell 1000 ® Value Index	14.13%	29.25%	10.29%	11.22%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000
®
Value Index is the fund’s additional
index and is more representative of the fund’s investment universe than the regulatory
index
.
Schwab Dividend Equity Fund | Semiannual Report
1
REG127685-01  00325123

Statistics

Net Assets (millions)	$630
Number of Holdings	64
Portfolio Turnover Rate (not annualized)	4%
Weighted Average Market Cap (millions)	$585,333
Price/Earnings Ratio (P/E)	21.7
Price/Book Ratio (P/B)	3.9
30-Day SEC Yield	1.51%
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles
Sch
wab & Co., Inc.
2
Schwab Dividend Equity Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Dividend Equity Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Large-Cap Growth Fund

Ticker Symbol: SWLSX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED April 30, 2026
(
BASED
ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Large-Cap Growth Fund	$49	0.98% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Large-Cap Growth Fund (10/03/2005) 1	0.72%	33.26%	14.07%	16.28%
S&P 500 ® Index 2	6.03%	31.05%	13.14%	15.26%
Russell 1000 ® Growth Index	-1.49%	30.63%	13.82%	18.26%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 1000
®
Growth Index is the fund’s additional
index and is more representative of the fund’s investment universe than the regulatory index.
Schwab Large-Cap Growth Fund | Semiannual Report
1
REG127712-01  00325133

Statistics

Net Assets (millions)	$592
Number of Holdings	55
Portfolio Turnover Rate (not annualized)	7%
Weighted Average Market Cap (millions)	$2,038,118
Price/Earnings Ratio (P/E)	36.3
Price/Book Ratio (P/B)	12.4
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
2
Schwab Large-Cap Growth Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Large-Cap Growth Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Small-Cap Equity Fund

Ticker Symbol: SWSCX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026.You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
 or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other
information
about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30, 2026
(
BASED
ON
A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Small-Cap Equity Fund	$58	1.08% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Equity Fund (07/01/2003) 1	16.80%	46.81%	9.69%	11.14%
S&P 500 ® Index 2	6.03%	31.05%	13.14%	15.26%
Russell 2000 ® Index	13.63%	44.41%	5.75%	10.98%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2000
®
Index is the fund’s additional index and
is more representative of the fund’s investment universe than the regulatory index.
Schwab Small-Cap Equity Fund | Semiannual Report
1
REG127718-01  00325140

Statistics

Net Assets (millions)	$703
Number of Holdings (excludes derivatives)	347
Portfolio Turnover Rate (not annualized)	46%
Weighted Average Market Cap (millions)	$7,506
Price/Earnings Ratio (P/E)	17.8
Price/Book Ratio (P/B)	2.7
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Small-Cap Equity Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Small-Cap Equity Fund | Semiannual Report

3

Semiannual Report |
April 30, 2026

Schwab Health Care Fund

Ticker Symbol: SWHFX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30,
2026
(
BASED
ON
A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Health Care Fund	$40	0.80% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Health Care Fund ( 07/03/2000 ) 1,2	2.35%	5.86%	4.26%	7.99%
S&P 500 ® Index 3	6.03%	31.05%	13.14%	15.26%
Dow Jones Global Health Care Index	1.95%	7.24%	3.30%	7.91%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Dow Jones Global Health Care Index is the fund’s
additional index and is more representative of the fund’s investment universe than the regulatory index.
Schwab Health Care Fund | Semiannual Report
1
REG127708-01  00325129

Statistics

Net Assets (millions)	$614
Number of Holdings	86
Portfolio Turnover Rate (not annualized)	25%
Weighted Average Market Cap (millions)	$260,162
Price/Earnings Ratio (P/E)	23.6
Price/Book Ratio (P/B)	4.9
Industry Weightings % of Investments

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments

Portfolio
holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of
MSCI
and S&P and has been licensed for use by Charles Schwab & Co., Inc.
2
Schwab Health Care Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings
,
certain
tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Health Care Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab International Core Equity Fund

Ticker Symbol: SICNX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30, 2026
(
BASED
ON
A
HYPOTHETICAL
$10,000
INVESTMENT
)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Core Equity Fund*	$45	0.86% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Core Equity Fund (05/30/2008) 1,2	12.92%	31.07%	11.63%	9.18%
MSCI EAFE ® Index (Net) 3	9.98%	24.60%	8.83%	8.85%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab
International Core Equity Fund  | Semiannual Report
1
REG127709-01  00325130

Statistics

Net Assets (millions)	$979
Number of Holdings	143
Portfolio Turnover Rate (not annualized)	39%
Weighted Average Market Cap (millions)	$165,831
Price/Earnings Ratio (P/E)	14.8
Price/Book Ratio (P/B)	2.2
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab
International
Core Equity Fund  | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Proce
du
res and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab International Core Equity Fund  | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab S&P 500 Index Fund

Ticker Symbol: SWPPX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold
fund
shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information
about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30, 2026
(
BASED
ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab S&P 500 Index Fund	$1	0.02% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (05/19/1997) 1	5.97%	30.99%	13.10%	15.22%
S&P 500 ® Index	6.03%	31.05%	13.14%	15.26%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Standard & Poor’s
®
,” “S&P
®
,” and “S&P 500
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500
®
Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow
Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab S&P 500 Index Fund | Semiannual Report
1
REG127717-01  00325139

Statistics

Net Assets (millions)	$137,526
Number of Holdings (excludes derivatives)	502
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	1%
Weighted Average Market Cap (millions)	$1,492,656
Price/Earnings Ratio (P/E)	27.3
Price/Book Ratio (P/B)	5.5
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Less than 0.05%.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab S&P 500 Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain
tax
information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab S&P 500 Index Fund | Semiannual Report
3

Semiannual
Report |
April 30, 2026

Schwab Small-Cap Index Fund

Ticker Symbol: SWSSX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six
months
ENDED
April
30, 2026
(
BASED
ON
A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Small-Cap Index Fund	$2	0.04% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (05/19/1997) 1	13.66%	44.49%	5.80%	11.04%
S&P 500 ® Index 2	6.03%	31.05%	13.14%	15.26%
Russell 2000 ® Index	13.63%	44.41%	5.75%	10.98%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Russell 2000
®
” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The
Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 2000
®
Index. The fund does not seek to track the regulatory index.
Schwab Small-Cap Index Fund | Semiannual Report
1
REG127719-01  00325141

Statistics

Net Assets (millions)	$7,221
Number of Holdings (excludes derivatives)	1,924
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	5%
Weighted Average Market Cap (millions)	$6,863
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	2.3
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Small-Cap Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Small-Cap Index Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Total Stock Market Index Fund

Ticker Symbol: SWTSX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30, 2026
(
BASED
ON
A
HYPOTHETICAL
$10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Total Stock Market Index Fund	$2	0.03% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (06/01/1999) 1	6.18%	31.32%	11.84%	14.67%
Dow Jones U.S. Total Stock Market Index SM	6.19%	31.37%	11.86%	14.71%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “Standard & Poor’s
®
” and “S&P
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a registered trademark
of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by
Charles Schwab Investment Management, Inc. The “Dow Jones U.S. Total Stock Market Index
SM
” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow
Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Total Stock Market Index Fund | Semiannual Report
1
REG127732-01  00325155

Statistics

Net Assets (millions)	$41,279
Number of Holdings (excludes derivatives)	2,958
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	2%
Weighted Average Market Cap (millions)	$1,324,347
Price/Earnings Ratio (P/E)	26.6
Price/Book Ratio (P/B)	5.0
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Total Stock Market Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Total Stock Market Index Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab U.S. Large-Cap Growth Index Fund

Ticker Symbol: SWLGX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS
FOR
THE
LAST
six
months ENDED
April
30, 2026
(
BASED
ON
A
HYPOTHETICAL
$10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Growth Index Fund	$2	0.035% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/2017) 1	-1.49%	30.55%	13.78%	17.29%
S&P 500 ® Index 2	6.03%	31.05%	13.14%	14.40%
Russell 1000 ® Growth Index	-1.49%	30.63%	13.82%	17.34%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell 1000
®
Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap
Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000
®
Growth Index. The fund does not seek to track the regulatory index.
Schwab U.S. Large-Cap Growth Index Fund | Semiannual Report
1
REG127733-01  00325156

Statistics

Net Assets (millions)	$4,738
Number of Holdings (excludes derivatives)	386
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	3%
Weighted Average Market Cap (millions)	$2,168,564
Price/Earnings Ratio (P/E)	34.2
Price/Book Ratio (P/B)	13.1
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. Large-Cap Growth Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures u
sed
to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website
at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Large-Cap Growth Index Fund | Semiannual Report
3

Semiannual
Report
|
April 30, 2026

Schwab U.S. Large-Cap Value Index Fund

Ticker Symbol: SWLVX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
 or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and
other
information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30,
2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Large-Cap Value Index Fund	$2	0.035% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/2017) 1	14.10%	29.23%	10.26%	10.18%
S&P 500 ® Index 2	6.03%	31.05%	13.14%	14.40%
Russell 1000 ® Value Index	14.13%	29.25%	10.29%	10.24%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell 1000
®
Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap
Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell 1000
®
Value Index. The fund does not seek to track the regulatory index.
Schwab U.S. Large-Cap Value Index Fund | Semiannual Report
1
REG127734-01  00325157

Statistics

Net Assets (millions)	$1,072
Number of Holdings (excludes derivatives)	854
Portfolio Turnover Rate (not annualized)	3%
Weighted Average Market Cap (millions)	$481,293
Price/Earnings Ratio (P/E)	21.9
Price/Book Ratio (P/B)	3.2
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. Large-Cap Value Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website
at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Large-Cap Value Index Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab U.S. Mid-Cap Index Fund

Ticker Symbol: SWMCX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED April 30, 2026
(
BASED
ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Mid-Cap Index Fund	$2	0.04% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/2017) 1	9.83%	25.76%	7.68%	10.43%
S&P 500 ® Index 2	6.03%	31.05%	13.14%	14.40%
Russell Midcap ® Index	9.80%	25.78%	7.72%	10.47%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The Russell Midcap
®
Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index
Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Russell Midcap
®
Index. The fund does not seek to track the regulatory index.
Schwab U.S. Mid-Cap Index Fund | Semiannual Report
1
REG127735-01  00325158

Statistics

Net Assets (millions)	$2,592
Number of Holdings (excludes derivatives)	792
Portfolio Turnover Rate (not annualized)	1%
Weighted Average Market Cap (millions)	$37,682
Price/Earnings Ratio (P/E)	22.5
Price/Book Ratio (P/B)	3.3
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. Mid-Cap Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports
to shareholders, financial information,
holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Mid-Cap Index Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab International Index Fund

Ticker Symbol: SWISX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED April 30, 2026
(
BASED
ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab International Index Fund	$3	0.06% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (05/19/1997) 1,2	10.56%	25.18%	9.06%	9.09%
MSCI EAFE ® Index (Net) 3	9.98%	24.60%	8.83%	8.85%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – “MSCI EAFE
®
” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is
not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab International Index Fund | Semiannual Report
1
REG127710-01  00325131

Statistics

Net Assets (millions)	$14,035
Number of Holdings (excludes derivatives)	693
Portfolio Turnover Rate (not annualized)	3%
Weighted Average Market Cap (millions)	$112,885
Price/Earnings Ratio (P/E)	18.0
Price/Book Ratio (P/B)	2.2
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab International Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab International Index Fund | Semiannual Report
3

Semiannual
Report
|
April 30, 2026

Schwab Fundamental U.S. Large Company Index Fund

Ticker Symbol: SFLNX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
 or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus
, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months
ENDED
April 30,
2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Large Company Index Fund	$13	0.25% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Large Company Index Fund (04/02/2007) 1	14.14%	34.01%	13.08%	14.03%
Russell 1000 ® Index 2	5.77%	30.42%	12.32%	15.01%
RAFI Fundamental High Liquidity US Large Index 3	14.33%	34.31%	N/A	N/A
Fundamental US Large Spliced Index	14.33%	34.31%	13.35%	14.30%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Large Company Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index. The fund does not seek to track the regulatory index.
3
The inception date of the RAFI Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index after the close of business on June 21,
2024.
Schwab Fundamental U.S. Large Company Index Fund  | Semiannual Report
1
REG127706-01  00325127

Statistics

Net Assets (millions)	$12,228
Number of Holdings (excludes derivatives)	738
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	5%
Weighted Average Market Cap (millions)	$726,563
Price/Earnings Ratio (P/E)	21.0
Price/Book Ratio (P/B)	3.0
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Fundamental U.S. Large Company Index Fund  | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to d eterm
ine how to vote proxies on behalf of the funds is available
without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the
most recent twelve-month period ended
June 30 is available, without ch
arge,
by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sen
ding an e
mail request to
orders@mysummaryprospectus.com
.
Schwab Fundamental U.S. Large Company Index Fund  | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Fundamental U.S. Small
Company
Index
Fund

Ticker Symbol: SFSNX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Small Company Index Fund	$13	0.25% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Small Company Index Fund (04/02/2007) 1	16.89%	37.30%	8.01%	10.91%
S&P 500 ® Index 2	6.03%	31.05%	13.14%	15.26%
RAFI Fundamental High Liquidity US Small Index 3	17.05%	37.61%	N/A	N/A
Fundamental US Small Spliced Index	17.05%	37.61%	8.21%	11.10%
Russell 2000 ® Index	13.63%	44.41%	5.75%	10.98%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Small Company Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index. The fund does not seek to track the regulatory index.
3
The inception date of the RAFI Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index after the close of business on June 21,
2024.
Schwab Fundamental U.S. Small Company Index Fund | Semiannual Report
1
REG127707-01  00325128

Statistics

Net Assets (millions)	$2,353
Number of Holdings (excludes derivatives)	938
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	13%
Weighted Average Market Cap (millions)	$9,229
Price/Earnings Ratio (P/E)	19.3
Price/Book Ratio (P/B)	1.9
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Fundamental U.S. Small Company Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement o
f Additional In
formation (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website
at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental U.S. Small Company Index Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Fundamental International Equity Index Fund

Ticker Symbol: SFNNX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six
months
ENDED
April
30, 2026
(
BASED
ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Equity Index Fund	$14	0.25% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Equity Index Fund (04/02/2007) 1,2	21.12%	43.72%	13.39%	11.10%
MSCI EAFE ® Index (Net) 3,4	9.98%	24.60%	8.83%	8.85%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) 3,5	20.72%	43.34%	N/A	N/A
Fundamental Developed ex US Large Spliced Index	20.72%	43.34%	13.44%	11.08%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index (Net). The
fund
does not seek to track the regulatory index.
5
The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (
Net
) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.
Schwab Fundamental International Equity Index Fund  | Semiannual Report
1
REG127704-01  00325125

Statistics

Net Assets (millions)	$4,870
Number of Holdings (excludes derivatives)	890
Portfolio Turnover Rate (not annualized)	8%
Weighted Average Market Cap (millions)	$129,692
Price/Earnings Ratio (P/E)	16.3
Price/Book Ratio (P/B)	1.5
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed
for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Fundamental International Equity Index Fund  | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental International Equity Index Fund  | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Fundamental International Small Equity Index Fund

Ticker Symbol: SFILX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30, 2026
(
BASED
ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Small Equity Index Fund	$21	0.39% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Equity Index Fund (01/31/2008) 1,2	15.42%	35.20%	8.20%	8.84%
MSCI EAFE ® Index (Net) 3,4	9.98%	24.60%	8.83%	8.85%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) 3,5	14.99%	35.07%	N/A	N/A
Fundamental Developed ex US Small Spliced Index	14.99%	35.07%	8.43%	8.97%
S&P Developed ex-U.S. Small Cap Index (Net) 3	12.05%	32.20%	5.16%	7.76%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Small Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI
Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index (Net). The fund does not seek to track the regulatory index.
5
The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.
Schwab Fundamental International Small Equity Index Fund | Semiannual Report
1
REG127705-01  00325126

Statistics

Net Assets (millions)	$727
Number of Holdings (excludes derivatives)	1,572
Portfolio Turnover Rate (not annualized)	11%
Weighted Average Market Cap (millions)	$6,268
Price/Earnings Ratio (P/E)	15.3
Price/Book Ratio (P/B)	1.4
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was
developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Fundamental International Small Equity Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain
tax
information
, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental International Small Equity Index Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Fundamental Emerging Markets Equity Index Fund

Ticker Symbol: SFENX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Emerging Markets Equity Index Fund	$21	0.39% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Equity Index Fund (01/31/2008) 1,2	14.04%	39.68%	10.26%	10.28%
MSCI Emerging Markets Index (Net) 3,4	15.13%	46.68%	6.05%	9.23%
RAFI Fundamental High Liquidity Emerging Markets Index (Net) 3,5	13.11%	38.93%	N/A	N/A
Fundamental Emerging Markets Spliced Index	13.11%	38.93%	10.40%	10.77%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Emerging Markets Equity Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net). The fund does not seek to track the regulatory index.
5
The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index after the close of business on June 21, 2024.
Schwab Fundamental Emerging Markets Equ
ity I
ndex Fund  | Semiannual Report
1
REG127686-01  00325124

Statistics

Net Assets (millions)	$1,728
Number of Holdings (excludes derivatives)	352
Portfolio Turnover Rate (not annualized)	7%
Weighted Average Market Cap (millions)	$199,766
Price/Earnings Ratio (P/E)	11.8
Price/Book Ratio (P/B)	1.4
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Top Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Schwab Fundamental Emerging Markets Equity Index Fund  | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website
at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental Emerging Markets Equity Index Fund  | Semiannual Report
3

S
e
m
i
annual R
e
port |
April 30, 2026

Schwab Balanced Fund

Ticker Symbol:
SWOBX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
 or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED April 30,
2026
(BASED ON A HYPOTHETICAL $10,000 INVES
TM
ENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Balanced Fund*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inceptio n Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Balanced Fund (11/18/1996) 1	3.38%	18.55%	6.30%	8.80%
S&P 500 ® Index	6.03%	31.05%	13.14%	15.26%
Bloomberg US Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Balanced Blended Index	5.03%	20.23%	7.28%	9.49%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Balanced Fund | Semiannual Report
1
REG127683-01  00325121

Statistics

Net Assets (millions)	$758
Number of Holdings	7
Portfolio Turnover Rate (not annualized)	4%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets
1

Portfolio holdings may have
changed
since the report date.
1
The holdings listed exclude any temporary
liquidity
investments.
2
Schwab Balanced Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INF
ORMA
TION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website
at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website
at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Balanced Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab MarketTrack All Equity Portfolio™

Ticker Symbol: SWEGX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FO
R T
HE LAST six months
ENDED
April
30,
2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack All Equity Porfolio	$20	0.38% *
*
Annua
liz
ed.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack All Equity Portfolio (05/19/1998) 1	9.83%	31.51%	10.53%	12.00%
S&P 500 ® Index	6.03%	31.05%	13.14%	15.26%
All Equity Composite Index	9.86%	31.87%	10.99%	12.49%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab MarketTrack All Equity Portfolio™ | Semiannual Report
1
REG127713-01  00325134

Statistics

Net Assets (millions)	$1,180
Number of Holdings	11
Portfolio Turnover Rate (not annualized)	7%
Asset Class Weightings % of Investments

Top Holdings % of Net A
s
sets

Portfolio holdings may have changed since the report date.
2
Schwab MarketTrack All Equity Portfolio™ | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website
at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab MarketTrack All Equity Portfolio™ | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab MarketTrack Growth Portfolio™

Ticker Symbol: SWHGX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR
THE
LAST six months
ENDED
April
30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack Growth Porfolio	$20	0.38% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Growth Portfolio (11/20/1995) 1	7.80%	25.49%	8.62%	10.17%
S&P 500 ® Index	6.03%	31.05%	13.14%	15.26%
Bloomberg US Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Growth Composite Index	7.93%	25.94%	9.12%	10.66%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab MarketTrack Growth Portfolio™ | Semiannual Report
1
REG127716-01  00325138

Statistics

Net Assets (millions)	$1,108
Number of Holdings	13
Portfolio Turnover Rate (not annualized)	7%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed
sinc
e the report date.
2
Schwab MarketTrack Growth Portfolio™ | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab MarketTrack Growth Portfolio™ | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab MarketTrack Balanced Portfolio™

Ticker Symbol: SWBGX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30,
2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack Balanced Portfolio	$20	0.39% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Balanced Portfolio (11/20/1995) 1	6.02%	19.77%	6.53%	8.02%
S&P 500 ® Index	6.03%	31.05%	13.14%	15.26%
Bloomberg US Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Balanced Composite Index	6.17%	20.23%	7.01%	8.52%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
T
hese
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab MarketTrack Balanced Portfolio™ | Semiannual Report
1
REG127714-01  00325136

Statistics

Net Assets (millions)	$643
Number of Holdings	14
Portfolio Turnover Rate (not annualized)	7%
Asset Class Weightings % of Investments

Top Holdings % of Net
Assets

Portfolio holdings may have changed since the report date.
2
Schwab MarketTrack Balanced Portfolio™ | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab MarketTrack Balanced Portfolio™ | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab MarketTrack Conservative Portfolio™

Ticker Symbol: SWCGX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED April
30
,
2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab MarketTrack Conservative Portfolio	$21	0.41% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Conservative Portfolio (11/20/1995) 1	4.18%	14.09%	4.29%	5.74%
S&P 500 ® Index	6.03%	31.05%	13.14%	15.26%
Bloomberg US Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Conservative Composite Index	4.40%	14.67%	4.80%	6.28%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab MarketTrack Conservative Portfolio™ | Semiannual Report
1
REG127715-01  00325137

Statistics

Net Assets (millions)	$208
Num be r of Holdings	14
Portfolio Turnover Rate (not annualized)	7%
Asset Class
Weightings
% of Investments

Top
Holdings
% of Net
Assets

Portfolio holdings may have changed since the report date.
2
Schwab MarketTrack Conservative Portfolio™ | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund
voted
proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab MarketTrack Conservative Portfolio™ | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Target 2010 Fund

Ticker Symbol: SWBRX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30
, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2010 Fund*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2010 Fund (07/01/2005) 1	3.14%	12.19%	4.11%	5.74%
Dow Jones U.S. Total Stock Market Index SM	6.19%	31.37%	11.86%	14.71%
Bloomberg US Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Target 2010 Composite Index	3.17%	12.20%	4.45%	5.85%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Target 2010 Fund | Semiannual Report
1
REG127720-01  00325142

Statistics

Net Assets (millions)	$44
Number of Holdings	21
Portfolio Turnover Rate (not annualized)	12%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since
the
report date.
2
Schwab Target 2010 Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s
website
at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2010 Fund | Semiannual Report
3

Semiannual
Report
|
April
30
,
2026

Schwab Target 2015 Fund

Ticker Symbol:
SWGRX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also
request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2015 Fund*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2015 Fund (03/12/2008) 1	3.43%	13.26%	4.44%	6.04%
Dow Jones U.S. Total Stock Market Index SM	6.19%	31.37%	11.86%	14.71%
Bloomberg US Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Target 2015 Composite Index	3.51%	13.29%	4.84%	6.18%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Target 2015 Fund | Semiannual Report
1
REG127721-01  00325143

Statistics

Net Assets (millions)	$46
Number of Holdings	21
Portfolio Turnover Rate (not annualized)	6%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab Target 2015 Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2015 Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Target 2020 Fund

Ticker Symbol: SWCRX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2020 Fund*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2020 Fund (07/01/2005) 1	3.70%	14.01%	4.69%	6.54%
Dow Jones U.S. Total Stock Market Index SM	6.19%	31.37%	11.86%	14.71%
Bloomberg US Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Target 2020 Composite Index	3.74%	14.02%	5.10%	6.68%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Target 2020 Fund | Se
mia
nnu
al
Report
1
REG127722-01  00325144

Statistics

Net Assets (millions)	$288
Number of Holdings	21
Portfolio Turnover Rate (not annualized)	5%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab Target 2020 Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2020 Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Target 2025 Fund

Ticker Symbol: SWHRX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2025 Fund*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2025 Fund (03/12/2008) 1	3.84%	14.58%	5.04%	7.37%
Dow Jones U.S. Total Stock Market Index SM	6.19%	31.37%	11.86%	14.71%
Bloomberg US Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Target 2025 Composite Index	3.90%	14.51%	5.56%	7.59%

All total returns on this page assume dividends and distributions were reinve sted. In
dex figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Target 2025 Fund | Semiannual Report
1
REG127723-01  00325145

Statistics

Net Assets (millions)	$398
Number of Holdings	21
Portfolio Turnover Rate (not annualized)	5%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab Target 2025 Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2025 Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Target 2030 Fund

Ticker Symbol: SWDRX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2030 Fund*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2030 Fund (07/01/2005) 1	4.90%	18.42%	6.19%	8.48%
Dow Jones U.S. Total Stock Market Index SM	6.19%	31.37%	11.86%	14.71%
Bloomberg US Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Target 2030 Composite Index	4.97%	18.24%	6.82%	8.75%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include tr ading
and management costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Target 2030 Fund | Semiannual Report
1
REG127724-01  00325146

Statistics

Net Assets (millions)	$1,050
Number of Holdings	22
Portfolio Turnover Rate (not annualized)	8%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab Target 2030 Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2030 Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Target 2035 Fund

Ticker Symbol: SWIRX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
 or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months
ENDED
April 30,
2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2035 Fund*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2035 Fund (03/12/2008) 1	5.92%	21.63%	7.05%	9.30%
Dow Jones U.S. Total Stock Market Index SM	6.19%	31.37%	11.86%	14.71%
Bloomberg US Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Target 2035 Composite Index	5.89%	21.23%	7.74%	9.63%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Target 2035 Fund | Semiannual Report
1
REG127725-01  00325147

Statistics

Net Assets (millions)	$707
Number of Holdings	22
Portfolio Turnover Rate (not annualized)	5%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab Target 203
5 Fun
d | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Proced
ure
s and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2035 Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Target 2040 Fund

Ticker Symbol: SWERX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30, 2026
(
BASED
ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2040 Fund*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2040 Fund (07/01/2005) 1	6.64%	23.95%	7.70%	9.96%
Dow Jones U.S. Total Stock Market Index SM	6.19%	31.37%	11.86%	14.71%
Bloomberg US Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Target 2040 Composite Index	6.61%	23.64%	8.45%	10.35%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Target 2040 Fund | Semiannual Report
1
REG127726-01  00325148

Statistics

Net Assets (millions)	$1,373
Number of Holdings	21
Portfolio Turnover Rate (not annualized)	5%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab Target 2040 Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the
fund’s
prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and
procedures
used to determine how to vote proxies on behalf of the funds is available without charge,
upon
request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by c
onta
cting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2040 Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Target 2045 Fund

Ticker Symbol: SWMRX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months
ENDED
April
30
,
2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2045 Fund*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2045 Fund (01/23/2013) 1	7.31%	26.14%	8.24%	10.48%
Dow Jones U.S. Total Stock Market Index SM	6.19%	31.37%	11.86%	14.71%
Bloomberg US Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Target 2045 Composite Index	7.24%	25.73%	9.03%	10.92%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Target 2045 Fund | Semiannual Report
1
REG127727-01  00325149

Statistics

Net Assets (millions)	$396
Number of Holdings	21
Portfolio Turnover Rate (not annualized)	3%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab Target 2045 Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), re
p
orts to shareholders, financial information,
holdings, certain tax information, proxy
votin
g information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information re
garding
how a fund voted
proxies
relating to portfolio securities
during
the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website
at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2045 Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Target 2050 Fund

Ticker Symbol: SWNRX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30,
2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2050 Fund*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2050 Fund (01/23/2013) 1	7.89%	27.83%	8.63%	10.83%
Dow Jones U.S. Total Stock Market Index SM	6.19%	31.37%	11.86%	14.71%
Bloomberg US Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Target 2050 Composite Index	7.75%	27.35%	9.43%	11.28%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Target 2050 Fund | Semiannual Report
1
REG127728-01  00325150

Statistics

Net Assets (millions)	$414
Number of Holdings	21
Portfolio Turnover Rate (not annualized)	1%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab Target 2050 Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voti
ng inform
ation, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedu
res
and Results
A desc
ription o
f the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds a
t 1-877
-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2050 Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Target 2055 Fund

Ticker Symbol: SWORX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30,
2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2055 Fund*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2055 Fund (01/23/2013) 1	8.25%	28.80%	8.79%	11.03%
Dow Jones U.S. Total Stock Market Index SM	6.19%	31.37%	11.86%	14.71%
Bloomberg US Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
Target 2055 Composite Index	8.05%	28.28%	9.65%	11.52%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Target 2055 Fund | Semiannual Report
1
REG127730-01  00325151

Statistics

Net Assets (millions)	$307
Number of Holdings	20
Portfolio Turnover Rate (not annualized)	0%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab Target 2055 Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy v
oting
policies and procedures us
ed t
o determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2055 Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Target 2060 Fund

Ticker Symbol: SWPRX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30,
2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2060 Fund*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2060 Fund (08/25/2016) 1	8.46%	29.55%	8.95%	10.98%
Dow Jones U.S. Total Stock Market Index SM	6.19%	31.37%	11.86%	14.50%
Bloomberg US Aggregate Bond Index	0.54%	4.06%	0.18%	1.49%
Target 2060 Composite Index	8.25%	28.93%	9.82%	11.49%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Target 2060 Fund | Semiannual Report
1
REG127729-01  00325152

Statistics

Net Assets (millions)	$137
Number of Holdings	19
Portfolio Turnover Rate (not annualized)	1%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab Target 2060 Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2060 Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Target 2065 Fund

Ticker Symbol: SWQRX

This semiannual shareholder report contains important information about the fund for the period of November 1, 2025, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months
ENDED
April
30, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2065 Fund*	$0	0.00% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2065 Fund (02/25/2021) 1	8.77%	30.26%	9.09%	10.12%
Dow Jones U.S. Total Stock Market Index SM	6.19%	31.37%	11.86%	13.20%
Bloomberg US Aggregate Bond Index	0.54%	4.06%	0.18%	0.24%
Target 2065 Composite Index	8.45%	29.57%	9.96%	10.79%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Target 2065 Fund | Semiannual Report
1
REG127731-01  00325153

Statistics

Net Assets (millions)	$50
Number of Holdings	18
Portfolio Turnover Rate (not annualized)	1%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
2
Schwab Target 2065 Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2065 Fund | Semiannual Report
3

Semiannual Report |
April 30, 2026

Schwab Target 2070 Fund

Ticker Symbol: SWRRX

This semiannual shareholder report contains important information about the fund for the period of February 26, 2026, to April 30, 2026. You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED
April
30,
2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2070 Fund*	$0 **	0.00% ***
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund. This agreement to limit the total annual fund operating expenses is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds.
**
For the period from 02/26/2026 (commencement of operations) through 04/30/2026.
***
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most
recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Average Annual Total Returns

Fund and Inception Date	Since Inception
Fund: Schwab Target 2070 Fund (02/26/2026) 1	1.20%
Dow Jones U.S. Total Stock Market Index SM	4.01%
Bloomberg US Aggregate Bond Index	-1.28%
Target 2070 Composite Index	1.60%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would
lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These
returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Schwab Target 2070 Fund | Semiannual Report
1
REG130654-00  00325154

Statistics

Net Assets (millions)	$1
Number of Holdings	18
Portfolio Turnover Rate (not annualized)	9%
Asset Class
Weightings
% of Investments

Top Holdings % of Net
Assets

Portfolio holdings may have changed since the report date.
2
Schwab Target 2070 Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information,
proxy
voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Target 2070 Fund | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | April 30, 2026
Schwab International Opportunities Fund

    Ticker Symbol SWMIX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab.

Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
1

Schwab International Opportunities Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$25.19	$20.75	$17.49	$16.90	$30.60	$24.37
Income (loss) from investment operations:
Net investment income (loss)[1]	0.14	0.35	0.32	0.33	0.26	0.01
Net realized and unrealized gains (losses)	2.20	4.49	3.28	0.91	(9.58)	7.94
Total from investment operations	2.34	4.84	3.60	1.24	(9.32)	7.95
Less distributions:
Distributions from net investment income	(0.63)	(0.40)	(0.34)	(0.20)	(0.28)	—
Distributions from net realized gains	(0.88)	—	—	(0.45)	(4.10)	(1.72)
Total distributions	(1.51)	(0.40)	(0.34)	(0.65)	(4.38)	(1.72)
Net asset value at end of period	$26.02	$25.19	$20.75	$17.49	$16.90	$30.60
Total return	9.89%*	23.82%	20.75%	7.09%	(34.79%)	33.50%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.84%**,2	0.84%[2]	0.85%[2]	0.85%[2]	0.99%[3,4]	1.25%
Total expenses	0.84%**,2	0.84%[2]	0.85%[2]	0.85%[2]	1.08%[4]	1.47%
Net investment income (loss)	1.15%**	1.59%	1.58%	1.70%	1.24%	0.05%
Portfolio turnover rate	35%*,5	69%	57%	63%	81%	59%
Net assets, end of period (x 1,000,000)	$1,024	$1,173	$1,025	$927	$982	$1,495

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]
Ratio excludes less than 0.01% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds and are subject to a contractual expense limitation.

[3]	Effective February 25, 2022, the net operating expense limitation was lowered from 1.25% to 0.86%. The ratio presented for the period ended October 31, 2022, is a blended ratio.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
2
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.3% OF NET ASSETS

Australia 4.0%
AGL Energy Ltd.	8,365	57,961
ALS Ltd.	154,469	2,412,007
Ansell Ltd.	2,133	40,918
Aristocrat Leisure Ltd.	11,114	382,382
Atlas Arteria Ltd.	11,475	39,763
Aurizon Holdings Ltd.	27,588	83,344
Beach Energy Ltd.	34,243	29,087
BHP Group Ltd.	98,360	3,893,024
BlueScope Steel Ltd.	8,620	187,390
Brambles Ltd.	30,196	491,967
Charter Hall Group	10,861	159,940
Cleanaway Waste Management Ltd.	30,821	49,446
Cochlear Ltd.	1,510	102,742
Coles Group Ltd.	20,388	324,944
Computershare Ltd.	30,866	678,101
CSL Ltd.	7,846	708,184
Downer EDI Ltd.	10,010	53,788
Dyno Nobel Ltd.	32,816	77,922
Endeavour Group Ltd.	18,275	44,244
Evolution Mining Ltd.	48,559	429,317
Fortescue Ltd.	37,249	536,872
Genesis Minerals Ltd. *	676,566	2,915,255
Goodman Group	44,221	958,081
Harvey Norman Holdings Ltd.	7,579	24,771
HUB24 Ltd.	14,578	892,049
IGO Ltd. *	14,952	82,270
Iluka Resources Ltd.	5,144	30,604
Insurance Australia Group Ltd.	101,388	551,358
JB Hi-Fi Ltd.	2,488	138,947
Lottery Corp. Ltd.	32,601	130,505
Lynas Rare Earths Ltd. *	97,052	1,376,796
Magellan Financial Group Ltd.	9,683	71,793
Medibank Pvt Ltd.	161,310	548,507
Netwealth Group Ltd.	7,171	123,158
New Hope Corp. Ltd.	8,435	33,279
NEXTDC Ltd. *	179,496	1,863,158
Northern Star Resources Ltd.	283,569	4,346,611
Origin Energy Ltd.	22,526	196,970
Paladin Energy Ltd. *	316,289	2,696,513
PLS Group Ltd. *	503,546	2,240,484
Pro Medicus Ltd.	1,314	128,966
Qantas Airways Ltd.	13,568	82,960
QBE Insurance Group Ltd.	54,705	886,104
Qube Holdings Ltd.	22,992	83,717
REA Group Ltd.	1,227	151,909
Reece Ltd.	3,095	30,855
Region Group	21,062	35,221
Rio Tinto Ltd.	8,454	1,035,527
Santos Ltd.	410,050	2,362,459
SEEK Ltd.	5,563	55,845
SGH Ltd.	2,368	67,068
Sims Ltd.	3,513	53,092
Sonic Healthcare Ltd.	5,920	84,707
South32 Ltd.	106,247	314,868
Steadfast Group Ltd.	49,237	151,445
Stockland	42,933	125,910
Technology One Ltd.	5,224	107,643
Telix Pharmaceuticals Ltd. *	2,892	31,808
Telstra Group Ltd.	70,094	269,198
TPG Telecom Ltd.	4,793	14,497
Transurban Group	39,790	403,262
Treasury Wine Estates Ltd.	11,262	35,397
Vicinity Ltd.	89,089	162,006
SECURITY	NUMBER OF SHARES	VALUE ($)
Washington H Soul Pattinson & Co. Ltd.	4,104	125,147
Wesfarmers Ltd.	21,700	1,152,755
Whitehaven Coal Ltd.	245,871	1,502,427
WiseTech Global Ltd.	3,405	107,242
Woodside Energy Group Ltd.	24,521	586,239
Woolworths Group Ltd.	21,335	529,759
Worley Ltd.	7,277	62,336
Yancoal Australia Ltd.	7,294	40,120
		40,784,941

Austria 0.2%
ANDRITZ AG	1,380	117,260
Kontron AG	60,214	1,509,749
Strabag SE	400	42,204
Telekom Austria AG	1,411	16,030
Verbund AG	1,773	133,779
		1,819,022

Belgium 0.4%
Anheuser-Busch InBev SA	19,302	1,458,489
D'ieteren Group	536	110,760
Galapagos NV, ADR *	22,789	634,218
Lotus Bakeries NV	8	96,307
Sofina SA	867	221,993
Syensqo SA	14,516	962,980
UCB SA *	1,977	538,320
Warehouses De Pauw CVA	3,466	91,101
		4,114,168

Brazil 0.9%
Arcos Dorados Holdings, Inc., Class A	87,663	781,954
Cosan SA *	760,759	774,309
Cury Construtora e Incorporadora SA	179,600	1,090,265
Direcional Engenharia SA	606,800	1,574,656
Embraer SA, ADR	25,319	1,587,501
NU Holdings Ltd., Class A *	241,641	3,498,962
		9,307,647

Cambodia 0.0%
NagaCorp Ltd.	18,123	9,255

Canada 6.6%
Agnico Eagle Mines Ltd.	8,525	1,603,078
Alimentation Couche-Tard, Inc.	15,735	930,883
ARC Resources Ltd.	10,594	251,289
Aritzia, Inc. *	44,965	4,745,929
AtkinsRealis Group, Inc.	2,316	159,811
BCE, Inc.	6,046	143,678
Bombardier, Inc., Class B *	1,124	238,842
Brookfield Asset Management Ltd., Class A	24,197	1,162,511
CAE, Inc. *	4,000	104,539
Canadian National Railway Co.	10,039	1,127,581
Canadian Natural Resources Ltd.	29,479	1,407,162
Canadian Pacific Kansas City Ltd.	14,260	1,240,237
Canadian Tire Corp. Ltd., Class A	647	89,980
Celestica, Inc. *(a)	2,392	982,052
Celestica, Inc. *(a)	3,741	1,532,276
Cenovus Energy, Inc.	22,928	670,783
CGI, Inc.	2,983	195,251
Chartwell Retirement Residences	40,618	644,099
Descartes Systems Group, Inc. *	1,127	81,317
Discovery Silver Corp. *	237,083	1,462,624
See financial notes
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
3

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
DPM Metals, Inc.	79,960	2,684,857
Energy Fuels, Inc. *	104,655	2,264,734
Finning International, Inc.	84,843	6,213,554
Franco-Nevada Corp.	2,936	677,354
George Weston Ltd.	2,155	155,523
Gildan Activewear, Inc.	3,141	194,932
Groupe Dynamite, Inc.	33,786	2,207,463
Hammond Power Solutions, Inc.	6,051	1,288,157
Hudbay Minerals, Inc.	91,543	2,117,482
Hydro One Ltd.	4,989	214,347
Imperial Oil Ltd.	3,475	465,499
Kinaxis, Inc. *	3,183	328,857
Kinross Gold Corp.	22,536	682,708
Kraken Robotics, Inc. *	192,800	1,108,527
Linamar Corp.	24,835	1,661,761
Loblaw Cos. Ltd.	8,928	411,581
Lundin Gold, Inc.	2,413	162,169
Magna International, Inc.	5,113	325,409
MDA Space Ltd. *	74,853	2,289,096
Metro, Inc.	3,745	251,054
NexGen Energy Ltd. *	145,886	1,833,787
OceanaGold Corp.	72,662	2,249,909
Pan American Silver Corp. (a)	7,578	396,543
Pan American Silver Corp. (a)	30,738	1,607,290
RB Global, Inc.	2,663	278,229
Saputo, Inc.	4,648	140,739
Shopify, Inc., Class A *(a)	23,060	2,799,082
Shopify, Inc., Class A *(a)	31,156	3,773,926
Stantec, Inc.	1,952	178,279
Suncor Energy, Inc.	26,878	1,841,797
Taseko Mines Ltd. *	139,149	996,307
TELUS Corp.	9,299	116,447
Thomson Reuters Corp.	2,704	258,665
Tourmaline Oil Corp.	5,679	275,097
Vermilion Energy, Inc.	87,655	1,180,713
Waste Connections, Inc.	3,672	604,886
Wheaton Precious Metals Corp.	8,010	1,011,783
Whitecap Resources, Inc.	334,888	3,952,041
		67,974,506

China 2.6%
AAC Technologies Holdings, Inc.	10,150	47,008
Atour Lifestyle Holdings Ltd., ADR	53,929	2,062,245
Budweiser Brewing Co. APAC Ltd.	34,763	34,276
BYD Co. Ltd., H Shares	173,156	2,303,349
Chow Tai Fook Jewellery Group Ltd.	25,702	35,233
Contemporary Amperex Technology Co. Ltd., A Shares	15,100	969,629
GDS Holdings Ltd., ADR *	63,263	2,674,760
Meituan, B Shares *	198,849	2,139,453
Nexteer Automotive Group Ltd.	17,299	10,747
PDD Holdings, Inc., ADR *	20,594	2,056,929
Ping An Insurance Group Co. of China Ltd., H Shares	528,695	4,297,285
Shanghai Conant Optical Co. Ltd., Class H	255,000	1,534,721
Shenzhou International Group Holdings Ltd.	13,427	81,843
Silergy Corp.	221,000	3,024,566
SITC International Holdings Co. Ltd.	27,184	113,819
Tencent Holdings Ltd.	86,011	5,223,640
Xinyi Glass Holdings Ltd. (b)	28,699	35,619
		26,645,122

Denmark 1.8%
AL Sydbank	21,320	1,818,333
AP Moller - Maersk AS, Class A	52	122,014
SECURITY	NUMBER OF SHARES	VALUE ($)
AP Moller - Maersk AS, Class B	71	168,213
Carlsberg AS, Class B	1,365	184,840
Coloplast AS, Class B	2,311	142,759
Demant AS *	1,264	40,086
Genmab AS *	1,524	403,519
ISS AS	140,247	5,144,906
NKT AS *	9,767	1,442,706
Novo Nordisk AS, Class B	180,900	7,694,750
Pandora AS	1,986	151,133
Rockwool AS, B Shares	2,178	63,403
Tryg AS	9,602	230,722
Vestas Wind Systems AS	19,532	600,597
		18,207,981

Finland 0.6%
Elisa OYJ	2,584	125,500
Fortum OYJ	5,863	147,707
Kesko OYJ, B Shares	3,059	75,250
Kone OYJ, B Shares	6,782	431,415
Nokia OYJ	73,891	938,901
Orion OYJ, B Shares	2,461	198,820
Sampo OYJ, A Shares	68,561	712,433
UPM-Kymmene OYJ	96,196	2,882,305
Valmet OYJ	1,959	51,152
Wartsila OYJ Abp	9,953	417,998
		5,981,481

France 6.6%
Air Liquide SA	8,389	1,804,811
Alstom SA *	172,329	3,462,828
AXA SA	99,023	4,773,432
BioMerieux	1,052	88,773
BNP Paribas SA	29,402	3,087,841
Bollore SE	16,741	105,712
Bouygues SA	2,557	151,220
Bureau Veritas SA	5,850	179,264
Capgemini SE	11,457	1,393,358
Carrefour SA	9,073	180,493
Cie de Saint-Gobain SA	56,198	5,148,848
Cie Generale des Etablissements Michelin SCA	11,868	429,930
Dassault Aviation SA	432	151,069
Dassault Systemes SE	10,566	238,090
Edenred SE	4,066	101,829
Eiffage SA	21,758	3,508,006
Exail Technologies SA *	37,455	5,433,338
Hermes International SCA	2,472	4,729,186
Ipsen SA	906	177,940
Kering SA	25,952	7,139,741
Klepierre SA	3,929	159,188
L'Oreal SA	8,359	3,600,129
LVMH Moet Hennessy Louis Vuitton SE	7,080	3,782,201
Nanobiotix SA *	17,906	604,934
Orange SA	31,835	662,879
Publicis Groupe SA	3,143	293,673
Safran SA	8,633	2,772,165
Sanofi SA	67,077	6,276,828
Schneider Electric SE	8,270	2,631,586
Societe Generale SA	25,626	2,062,893
Sodexo SA	1,792	91,147
Thales SA	1,613	443,151
TotalEnergies SE	21,993	2,044,767
Worldline SA *	532,413	157,056
		67,868,306

See financial notes
4
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 4.3%
adidas AG	2,496	431,952
Aumovio SE *	746	32,353
Auto1 Group SE *	47,655	1,017,886
Beiersdorf AG	2,796	231,787
Bilfinger SE	14,412	1,662,149
Continental AG *	1,445	109,333
CTS Eventim AG & Co. KGaA	1,593	105,144
Daimler Truck Holding AG	18,639	940,112
Delivery Hero SE *	66,721	1,623,867
Deutsche Bank AG	57,911	1,799,239
Deutsche Lufthansa AG	116,785	1,000,665
Deutsche Post AG	13,805	817,452
Deutsche Telekom AG	113,352	3,661,342
Deutz AG	101,362	1,185,272
Duerr AG	32,300	801,515
DWS Group GmbH & Co. KGaA	1,308	90,605
E.ON SE	15,034	333,307
Evonik Industries AG	3,461	71,585
flatexDEGIRO SE	60,497	2,164,565
Fresenius Medical Care AG	39,683	1,795,594
FUCHS SE	752	28,824
GEA Group AG	3,817	261,013
Henkel AG & Co. KGaA	1,848	127,357
Infineon Technologies AG	43,685	2,938,045
KION Group AG	31,661	1,652,432
Knorr-Bremse AG	1,039	121,182
Lanxess AG	47,238	1,006,657
Merck KGaA	1,891	244,860
MTU Aero Engines AG	905	310,375
Nordex SE *	50,024	2,852,489
Rational AG	127	92,862
RENK Group AG	1,328	84,401
Rheinmetall AG	1,060	1,690,498
RWE AG	12,975	944,742
SAP SE	33,550	5,632,812
Scout24 SE	1,849	153,952
Siemens AG	9,535	2,833,431
Siemens Energy AG	13,729	2,909,474
Siemens Healthineers AG	4,390	180,008
Symrise AG	2,068	182,937
Traton SE	626	23,755
Zalando SE *	3,232	79,830
		44,227,660

Greece 1.1%
Eurobank SA, Class A	133,026	578,803
GEK Terna SA	22,564	1,084,350
Jumbo SA	91,059	2,483,691
National Bank of Greece SA	440,169	6,975,879
		11,122,723

Guernsey 0.2%
Burford Capital Ltd.	314,412	1,546,907

Hong Kong 0.9%
BOC Hong Kong Holdings Ltd.	623,288	3,585,270
Cathay Pacific Airways Ltd.	17,299	25,712
CK Infrastructure Holdings Ltd.	8,414	70,834
CLP Holdings Ltd.	25,125	241,585
Galaxy Entertainment Group Ltd.	44,483	189,780
Hong Kong & China Gas Co. Ltd.	135,098	125,077
Hong Kong Exchanges & Clearing Ltd.	32,904	1,752,556
Johnson Electric Holdings Ltd.	7,826	21,237
SECURITY	NUMBER OF SHARES	VALUE ($)
Lenovo Group Ltd.	84,024	126,349
Man Wah Holdings Ltd.	24,054	13,095
MTR Corp. Ltd.	18,535	79,203
Orient Overseas International Ltd.	2,883	50,332
Power Assets Holdings Ltd.	28,420	234,865
Swire Pacific Ltd., A Shares	3,295	35,840
Techtronic Industries Co. Ltd.	29,656	430,003
VTech Holdings Ltd.	3,048	23,473
WH Group Ltd.	1,832,177	2,226,917
Yue Yuen Industrial Holdings Ltd.	13,297	24,701
		9,256,829

India 0.8%
APL Apollo Tubes Ltd.	83,221	1,678,105
BlackBuck Ltd. *	216,495	1,250,083
ITC Hotels Ltd. *	363,591	618,998
Nippon Life India Asset Management Ltd.	222,305	2,380,282
Radico Khaitan Ltd.	65,564	2,371,240
		8,298,708

Indonesia 0.0%
Bank Mandiri Persero Tbk. PT	1,085,600	276,232
First Pacific Co. Ltd.	21,418	15,028
Jardine Matheson Holdings Ltd.	2,307	157,274
		448,534

Iraq 0.0%
United Energy Group Ltd.	270,196	16,558

Ireland 1.0%
AIB Group PLC	283,627	3,269,240
Flutter Entertainment PLC *	16,998	1,834,594
Greencore Group PLC	416,690	1,426,599
James Hardie Industries PLC, CDI *	11,328	241,683
Jazz Pharmaceuticals PLC *	8,010	1,626,190
Kerry Group PLC, Class A	2,454	207,972
Ryanair Holdings PLC	1,288	33,794
Smurfit Westrock PLC	35,806	1,374,592
		10,014,664

Isle Of Man 0.0%
Entain PLC	7,182	53,010

Israel 1.5%
Amot Investments Ltd.	5,451	37,259
Azrieli Group Ltd.	555	88,523
Bezeq The Israeli Telecommunication Corp. Ltd.	935,007	2,543,611
Big Shopping Centers Ltd.	318	83,891
Camtek Ltd. *	425	81,259
Cellebrite DI Ltd. *	87,369	1,135,797
Check Point Software Technologies Ltd. *	23,281	2,618,414
Delek Group Ltd.	149	51,209
Elbit Systems Ltd.	517	430,117
Energix-Renewable Energies Ltd.	3,806	28,266
Enlight Renewable Energy Ltd. *	1,679	149,423
Fattal Holdings 1998 Ltd. *	91	22,740
FIBI Holdings Ltd.	227	23,552
ICL Group Ltd.	16,954	90,783
Israel Corp. Ltd.	68	19,337
Melisron Ltd.	574	84,642
Menora Mivtachim Holdings Ltd.	474	77,367
See financial notes
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
5

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Migdal Insurance & Financial Holdings Ltd. *	6,696	42,783
Mivne Real Estate KD Ltd.	9,464	45,613
Next Vision Stabilized Systems Ltd.	1,609	184,439
Nice Ltd. *	1,160	118,572
Nova Ltd. *(a)	533	266,146
Nova Ltd. *(a)	3,277	1,639,909
OPC Energy Ltd. *	1,406	58,838
Phoenix Financial Ltd.	38,993	2,346,155
Shufersal Ltd.	4,614	68,887
Strauss Group Ltd.	1,203	52,238
Teva Pharmaceutical Industries Ltd. *	20,807	731,395
Tower Semiconductor Ltd. *(a)	1,418	295,498
Tower Semiconductor Ltd. *(a)	10,127	2,238,573
		15,655,236

Italy 1.7%
Avio SpA	33,949	1,256,687
Banca Monte dei Paschi di Siena SpA	63,348	675,271
BPER Banca SpA	98,888	1,459,763
Buzzi SpA	58,808	3,219,958
Enel SpA	85,456	997,757
Generali	13,702	614,014
Infrastrutture Wireless Italiane SpA	6,042	51,234
Interpump Group SpA	958	40,387
Italgas SpA	9,552	115,386
Leonardo SpA	5,658	353,318
Lottomatica Group SpA	55,970	1,645,618
Moncler SpA	5,755	347,439
Pirelli & C SpA	5,448	37,472
PRADA SpA	414,314	1,835,518
Recordati Industria Chimica e Farmaceutica SpA	1,641	95,814
Reply SpA	506	56,102
Technogym SpA	94,451	2,225,254
Telecom Italia SpA *	228,493	180,322
Terna - Rete Elettrica Nazionale	24,122	290,146
UniCredit SpA	29,687	2,294,282
		17,791,742

Japan 17.7%
ABC-Mart, Inc.	2,307	39,316
Acom Co. Ltd.	4,778	15,334
Advantest Corp.	19,723	3,682,650
Air Water, Inc.	2,471	35,051
Aisin Corp.	9,226	146,300
Ajinomoto Co., Inc.	15,457	496,794
Alps Alpine Co. Ltd.	2,471	37,080
ALSOK Co. Ltd.	7,826	59,362
Amada Co. Ltd.	7,979	134,921
Amano Corp.	43,491	994,196
Anycolor, Inc.	43,510	768,377
Asahi Intecc Co. Ltd.	86,172	1,813,280
Asics Corp.	61,547	1,747,788
Azbil Corp.	13,510	120,236
Bandai Namco Holdings, Inc.	14,069	322,958
BayCurrent, Inc.	3,707	119,380
Bic Camera, Inc.	1,236	12,790
BIPROGY, Inc.	1,730	49,754
Blue Zones Holdings Co. Ltd.	2,060	22,930
Bridgestone Corp.	15,375	319,509
Brother Industries Ltd.	4,519	85,817
Calbee, Inc.	1,565	29,662
Canon Marketing Japan, Inc.	2,472	56,261
Canon, Inc.	15,157	389,937
Capcom Co. Ltd.	8,897	187,848
SECURITY	NUMBER OF SHARES	VALUE ($)
Casio Computer Co. Ltd.	228,871	2,322,100
Chugai Pharmaceutical Co. Ltd.	12,374	659,897
Chugoku Electric Power Co., Inc.	2,883	16,537
COMSYS Holdings Corp.	2,671	96,187
Cosmo Energy Holdings Co. Ltd.	1,648	42,130
Cosmos Pharmaceutical Corp.	577	22,272
Dai Nippon Printing Co. Ltd.	9,638	182,555
Daicel Corp.	4,036	31,646
Daido Steel Co. Ltd.	2,142	25,042
Daifuku Co. Ltd.	9,412	411,508
Daikin Industries Ltd.	4,943	698,422
Daito Trust Construction Co. Ltd.	7,908	177,875
Denso Corp.	47,949	572,897
Dentsu Soken, Inc.	1,236	17,383
Dexerials Corp.	3,448	53,812
DIC Corp.	741	16,965
Disco Corp.	1,977	940,622
Ebara Corp.	9,556	326,891
Electric Power Development Co. Ltd.	2,059	50,390
ENEOS Holdings, Inc.	35,834	300,951
Ezaki Glico Co. Ltd.	824	29,807
FANUC Corp.	68,637	3,031,907
Fast Retailing Co. Ltd.	4,448	2,093,875
Food & Life Cos. Ltd.	1,483	86,268
Frontier Real Estate Investment Corp.	25	13,669
Fuji Electric Co. Ltd.	3,213	270,036
Fujikura Ltd.	40,338	1,556,360
Fujitsu Ltd.	26,331	528,499
Furukawa Electric Co. Ltd.	5,985	1,625,446
Furuno Electric Co. Ltd.	14,546	674,919
GMO Payment Gateway, Inc.	1,153	57,912
Goldwin, Inc.	2,224	31,125
GS Yuasa Corp.	824	33,319
Hakuhodo DY Holdings, Inc.	3,625	24,340
Harmonic Drive Systems, Inc.	1,041	35,489
Haseko Corp.	107,614	1,858,389
Hirose Electric Co. Ltd.	594	82,578
Hisamitsu Pharmaceutical Co., Inc.	406	15,569
Hitachi Construction Machinery Co. Ltd.	989	34,618
Hitachi Ltd.	175,698	5,586,906
Horiba Ltd.	659	91,757
Hoshizaki Corp.	2,142	69,646
House Foods Group, Inc.	1,400	26,878
Hoya Corp.	8,685	1,621,869
Idemitsu Kosan Co. Ltd.	17,711	151,541
IHI Corp.	42,656	779,136
Inpex Corp.	12,933	337,166
Internet Initiative Japan, Inc.	2,389	42,037
Invincible Investment Corp.	102	40,132
Isetan Mitsukoshi Holdings Ltd.	6,920	131,501
Isuzu Motors Ltd.	7,167	98,751
ITOCHU Corp.	218,941	2,713,357
Iwatani Corp.	2,807	34,443
Japan Airlines Co. Ltd.	1,895	29,801
Japan Airport Terminal Co. Ltd.	1,153	37,053
Japan Elevator Service Holdings Co. Ltd.	20,847	210,910
Japan Hotel REIT Investment Corp.	55	27,486
Japan Logistics Fund, Inc.	25	15,227
Jeol Ltd.	1,236	49,720
JGC Holdings Corp.	5,272	80,105
JMDC, Inc. *	465	9,942
JTEKT Corp.	154,793	1,890,545
Justsystems Corp.	494	11,746
JX Advanced Metals Corp.	7,579	235,133
Kakaku.com, Inc.	41,532	695,317
Kamigumi Co. Ltd.	2,177	71,951
Kandenko Co. Ltd.	1,977	86,240
Kaneka Corp.	530	16,577
See financial notes
6
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kansai Paint Co. Ltd.	2,059	30,900
Kao Corp.	7,908	294,690
Kawasaki Kisen Kaisha Ltd.	8,732	142,926
KDDI Corp.	123,124	2,014,866
KDX Realty Investment Corp.	73	76,249
Keihan Holdings Co. Ltd.	741	15,360
Kewpie Corp.	1,895	50,282
Keyence Corp.	4,713	2,161,692
Kikkoman Corp.	17,299	157,167
Kinden Corp.	74,464	3,989,854
Kioxia Holdings Corp. *	1,153	278,978
Kobayashi Pharmaceutical Co. Ltd.	659	24,423
Kobe Bussan Co. Ltd.	2,718	47,582
Koei Tecmo Holdings Co. Ltd.	2,883	28,562
Koito Manufacturing Co. Ltd.	4,448	72,166
Kokusai Electric Corp.	56,016	2,357,451
Kokuyo Co. Ltd.	9,161	45,631
Komatsu Ltd.	16,758	717,544
Konami Group Corp.	2,307	277,009
Kose Holdings Corp.	577	20,583
Kotobuki Spirits Co. Ltd.	2,389	30,710
Kraftia Corp.	577	35,588
K's Holdings Corp.	2,471	28,562
Kuraray Co. Ltd.	4,695	49,310
Kurita Water Industries Ltd.	2,718	146,900
Kyoto Financial Group, Inc.	19,900	550,059
Kyushu Electric Power Co., Inc.	6,508	70,364
LaSalle Logiport REIT	9	8,797
Lasertec Corp.	2,142	592,002
Lion Corp.	5,131	50,193
M3, Inc.	81,306	783,176
Mabuchi Motor Co. Ltd.	4,778	44,968
Macnica Holdings, Inc.	154,146	2,603,842
Makita Corp.	5,931	220,236
Maruichi Steel Tube Ltd.	4,201	39,013
Maruwa Co. Ltd.	6,755	3,191,107
MatsukiyoCocokara & Co.	187,115	2,732,234
McDonald's Holdings Co. Japan Ltd.	1,812	93,983
Medipal Holdings Corp.	4,201	75,061
MEIJI Holdings Co. Ltd.	5,190	123,184
Meiko Electronics Co. Ltd.	6,200	1,251,823
Metaplanet, Inc. *	41,765	89,800
MISUMI Group, Inc.	7,567	174,181
Mitsubishi Chemical Group Corp.	19,111	112,037
Mitsubishi Corp.	57,787	1,850,722
Mitsubishi Electric Corp.	47,684	1,913,605
Mitsubishi Gas Chemical Co., Inc.	2,059	57,971
Mitsubishi Heavy Industries Ltd.	56,846	1,696,619
Mitsubishi Logistics Corp.	5,931	53,124
Mitsubishi Materials Corp.	1,483	48,869
Mitsubishi Motors Corp.	8,979	17,536
Mitsubishi UFJ Financial Group, Inc.	238,689	4,287,531
Mitsui & Co. Ltd.	42,412	1,592,397
Mitsui Chemicals, Inc.	4,943	60,300
Mitsui Fudosan Accommodations Fund, Inc.	21	17,532
Mitsui Kinzoku Co. Ltd.	1,071	294,266
Miura Co. Ltd.	877	18,163
Modec, Inc.	1,153	95,331
Monogatari Corp.	57,191	1,538,436
MonotaRO Co. Ltd.	6,590	78,360
Murata Manufacturing Co. Ltd.	34,733	1,151,893
Nabtesco Corp.	1,318	43,590
Nagase & Co. Ltd.	5,272	39,653
NANKAI Co. Ltd.	906	17,177
Nexon Co. Ltd.	8,402	141,847
NGK Corp.	4,201	133,006
NH Foods Ltd.	1,236	50,926
SECURITY	NUMBER OF SHARES	VALUE ($)
NHK Spring Co. Ltd.	3,460	63,218
Nichias Corp.	3,954	78,452
Nichirei Corp.	2,307	27,800
NIDEC Corp.	16,970	261,402
Nifco, Inc.	1,730	50,978
Nikkon Holdings Co. Ltd. (b)	1,071	34,605
Nintendo Co. Ltd.	16,987	830,985
Nippon Electric Glass Co. Ltd.	741	38,682
Nippon Kayaku Co. Ltd.	2,883	31,974
Nippon Sanso Holdings Corp.	2,718	95,824
Nippon Shinyaku Co. Ltd.	906	27,779
Nippon Shokubai Co. Ltd.	2,966	40,833
Nippon Television Holdings, Inc.	989	18,802
Nippon Yusen KK	9,344	335,811
Nissan Chemical Corp.	3,554	153,673
Nisshin Seifun Group, Inc.	3,960	50,582
Nissin Foods Holdings Co. Ltd.	2,624	46,978
Niterra Co. Ltd.	53,400	2,886,564
Nitto Denko Corp.	18,588	353,549
NOF Corp.	5,437	111,040
NOK Corp.	1,812	32,224
Nomura Holdings, Inc.	249,874	2,001,447
NS Solutions Corp.	1,565	36,258
NSK Ltd.	138,872	1,127,968
Obayashi Corp.	11,333	266,446
OBIC Business Consultants Co. Ltd.	694	27,277
Obic Co. Ltd.	7,384	196,216
Olympus Corp.	18,700	183,924
Omron Corp.	2,636	94,685
Open House Group Co. Ltd.	1,830	107,702
Oracle Corp. Japan	906	50,024
Organo Corp.	577	58,308
Oriental Land Co. Ltd.	23,054	320,750
Otsuka Corp.	52,287	968,055
Otsuka Holdings Co. Ltd.	6,690	487,582
PALTAC Corp.	659	19,465
Park24 Co. Ltd.	71,222	837,534
Persol Holdings Co. Ltd.	46,131	68,662
Pola Orbis Holdings, Inc.	1,977	16,328
Recruit Holdings Co. Ltd.	38,211	1,770,123
Relo Group, Inc.	2,883	36,048
Renesas Electronics Corp.	247,332	5,001,707
Resonac Holdings Corp.	34,765	3,181,487
Resorttrust, Inc.	3,789	42,282
Rinnai Corp.	2,389	54,295
Rorze Corp.	2,389	57,268
Round One Corp.	2,059	11,183
Ryohin Keikaku Co. Ltd.	8,567	197,929
Sankyo Co. Ltd.	213,632	2,527,275
Sankyu, Inc.	677	36,380
Sanrio Co. Ltd.	25,020	145,807
Santen Pharmaceutical Co. Ltd.	7,414	76,405
Sanwa Holdings Corp.	66,611	1,523,569
Sawai Group Holdings Co. Ltd.	1,812	24,358
SCREEN Holdings Co. Ltd.	33,934	2,249,859
Secom Co. Ltd.	9,391	344,316
Seibu Holdings, Inc.	4,501	105,920
Seiko Group Corp.	43,044	1,598,933
Seino Holdings Co. Ltd.	1,648	25,260
Sekisui Chemical Co. Ltd.	9,144	140,121
SG Holdings Co. Ltd.	6,137	57,437
SHIFT, Inc. *	3,213	13,586
Shikoku Electric Power Co., Inc.	2,165	21,555
Shimadzu Corp.	6,425	149,352
Shimamura Co. Ltd.	118,846	2,485,400
Shimano, Inc.	1,483	155,589
Shin-Etsu Chemical Co. Ltd.	46,119	2,123,419
Shionogi & Co. Ltd.	12,851	259,628
See financial notes
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
7

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ship Healthcare Holdings, Inc.	75,703	1,126,577
Shiseido Co. Ltd.	58,446	1,193,754
SHO-BOND Holdings Co. Ltd.	4,613	39,020
Sinfonia Technology Co. Ltd.	31,862	2,928,874
SKY Perfect JSAT Corp.	3,530	77,070
SMC Corp.	8,591	4,224,551
Socionext, Inc.	3,213	39,100
Sojitz Corp.	69,017	2,585,011
Sompo Holdings, Inc.	47,445	1,765,685
Sony Financial Group, Inc.	86,331	77,453
Sony Group Corp.	85,301	1,709,034
Square Enix Holdings Co. Ltd.	5,107	80,150
Stanley Electric Co. Ltd.	2,636	51,446
Subaru Corp.	10,050	149,697
Sumitomo Bakelite Co. Ltd.	1,236	43,533
Sumitomo Chemical Co. Ltd.	27,020	88,169
Sumitomo Corp.	31,098	1,156,291
Sumitomo Electric Industries Ltd.	11,733	772,433
Sumitomo Metal Mining Co. Ltd.	36,313	2,232,628
Sumitomo Mitsui Financial Group, Inc.	28,220	996,421
Sundrug Co. Ltd.	1,400	33,740
Suntory Beverage & Food Ltd.	1,977	56,974
Suruga Bank Ltd.	306,711	4,547,594
Suzuken Co. Ltd.	70,687	2,502,049
Suzuki Motor Corp.	27,014	302,109
SWCC Corp.	19,316	1,977,122
Sysmex Corp.	8,814	77,831
Taisei Corp.	17,494	1,897,062
Taiyo Holdings Co. Ltd.	1,436	44,238
Takasago Thermal Engineering Co. Ltd.	1,318	38,012
TBS Holdings, Inc.	88,311	3,123,554
TDK Corp.	39,211	716,950
Teijin Ltd.	3,460	34,845
Terumo Corp.	28,920	367,978
TIS, Inc.	3,048	66,431
Toda Corp.	1,895	17,204
Toei Animation Co. Ltd.	1,071	17,889
Toho Co. Ltd.	12,233	113,809
Toho Gas Co. Ltd.	6,920	51,960
Tokyo Electron Ltd.	11,797	3,476,371
Tokyo Ohka Kogyo Co. Ltd.	40,542	2,383,456
Tokyo Seimitsu Co. Ltd.	23,400	2,585,598
Tomy Co. Ltd.	2,142	34,800
TOPPAN Holdings, Inc.	67,707	2,012,493
Toray Industries, Inc.	24,713	177,433
Toridoll Holdings Corp.	330	8,528
Tosoh Corp.	5,107	78,698
TOTO Ltd.	3,377	118,628
Toyo Seikan Group Holdings Ltd.	1,565	32,459
Toyo Suisan Kaisha Ltd.	2,389	164,653
Toyo Tire Corp.	1,565	38,371
Toyoda Gosei Co. Ltd.	1,071	31,602
Toyota Boshoku Corp.	1,483	20,982
Toyota Industries Corp. *	571	74,385
Toyota Tsusho Corp.	76,524	3,004,010
Trend Micro, Inc.	3,377	117,546
Tsuruha Holdings, Inc.	5,527	72,655
UBE Corp.	1,400	21,220
Ulvac, Inc.	659	41,499
Unicharm Corp.	21,088	122,860
USS Co. Ltd.	156,181	1,690,951
Visional, Inc. *	659	31,099
Workman Co. Ltd.	494	22,719
Yakult Honsha Co. Ltd.	3,954	68,855
Yamaha Corp.	10,126	72,264
Yamato Kogyo Co. Ltd.	741	56,562
Yamazaki Baking Co. Ltd.	2,059	43,068
Yaskawa Electric Corp.	78,411	2,780,455
SECURITY	NUMBER OF SHARES	VALUE ($)
Yokogawa Electric Corp.	6,425	223,704
Zenkoku Hosho Co. Ltd.	7,002	141,064
Zeon Corp.	3,954	46,088
ZOZO, Inc.	10,215	68,772
		181,075,483

Jersey 0.4%
CVC Capital Partners PLC	8,589	130,724
Experian PLC	15,902	581,839
TP ICAP Group PLC	673,385	2,897,367
Wizz Air Holdings PLC *	23,976	291,827
		3,901,757

Kazakhstan 0.2%
Kaspi.KZ JSC, ADR	22,238	1,908,910

Luxembourg 1.0%
Allegro.eu SA *	15,016	123,656
ArcelorMittal SA	7,827	454,398
InPost SA *	3,670	65,826
Millicom International Cellular SA	32,095	2,724,224
RTL Group SA	618	23,754
Samsonite Group SA	14,615	26,762
Spotify Technology SA *	15,502	6,922,418
Tenaris SA	6,696	213,745
		10,554,783

Macau 0.0%
MGM China Holdings Ltd.	16,805	25,227
Sands China Ltd.	22,077	46,321
Wynn Macau Ltd.	25,372	18,499
		90,047

Mexico 0.3%
Gentera SAB de CV	514,368	1,347,424
Vista Energy SAB de CV, ADR *	24,503	1,821,063
		3,168,487

Netherlands 6.9%
Adyen NV *	4,738	5,346,621
Airbus SE	8,745	1,802,864
Argenx SE *	1,351	1,059,492
ASM International NV	6,343	6,205,202
ASML Holding NV	15,228	22,012,769
ASR Nederland NV	52,427	3,982,324
CTP NV	2,952	55,711
EXOR NV	6,242	489,644
Ferrari NV	16,317	5,646,511
Heineken Holding NV	1,706	121,230
Heineken NV	30,680	2,388,431
ING Groep NV, Series N	244,475	7,075,443
JBS NV, Class A *	108,258	1,738,623
Koninklijke Ahold Delhaize NV	54,551	2,562,231
Koninklijke KPN NV	68,841	368,130
Koninklijke Philips NV	91,054	2,401,801
Magnum Ice Cream Co. NV *	8,669	126,569
Prosus NV *	97,835	4,736,482
Qiagen NV	3,460	118,026
SBM Offshore NV	48,494	2,074,641
Wolters Kluwer NV	5,346	417,231
		70,729,976

See financial notes
8
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
New Zealand 0.1%
a2 Milk Co. Ltd.	16,656	85,238
Contact Energy Ltd.	17,383	97,556
Fisher & Paykel Healthcare Corp. Ltd.	16,017	345,171
Mainfreight Ltd.	1,694	59,043
Mercury NZ Ltd.	10,518	41,630
Ryman Healthcare Ltd. *	12,287	15,454
Spark New Zealand Ltd.	29,614	36,388
		680,480

Norway 1.0%
Aker ASA, A Shares	1,086	125,893
Aker BP ASA	4,904	191,709
DOF Group ASA	209,320	3,104,317
Equinor ASA	12,482	507,983
Kitron ASA	182,703	1,972,071
Kongsberg Gruppen ASA	10,794	361,171
Kongsberg Maritime AS *	10,794	70,743
Norsk Hydro ASA	168,096	1,855,194
Orkla ASA	13,399	165,264
Salmar ASA	32,926	1,986,641
Telenor ASA	8,479	139,567
Var Energi ASA	9,617	48,868
Vend Marketplaces ASA, B Shares	3,593	98,816
		10,628,237

Panama 0.4%
Carnival Corp.	81,948	2,172,442
Intercorp Financial Services, Inc.	42,007	1,872,672
		4,045,114

Poland 0.5%
Dino Polska SA *	10,166	89,914
KGHM Polska Miedz SA *	2,659	223,356
LPP SA	16	96,743
Powszechna Kasa Oszczednosci Bank Polski SA	177,003	4,636,700
		5,046,713

Portugal 0.1%
EDP SA	41,447	226,064
Galp Energia SGPS SA	7,589	177,506
Jeronimo Martins SGPS SA	4,771	114,565
		518,135

Republic of Korea 6.2%
Alteogen, Inc.	611	154,286
Amorepacific Corp.	636	58,310
BGF retail Co. Ltd.	188	16,805
Celltrion Pharm, Inc.	423	16,183
Celltrion, Inc.	2,897	394,609
Cheil Worldwide, Inc.	1,724	23,374
CJ Corp.	195	29,694
Coupang, Inc., Class A *	130,979	2,616,960
D'Alba Global Co. Ltd.	5,277	808,628
DB Insurance Co. Ltd.	1,229	139,852
Dongsuh Cos., Inc.	764	13,824
Doosan Bobcat, Inc.	322	15,837
F&F Co. Ltd.	241	10,950
GS Holdings Corp.	467	25,937
Han Kuk Carbon Co. Ltd.	35,879	1,204,044
Hanjin Kal Corp.	392	30,062
SECURITY	NUMBER OF SHARES	VALUE ($)
Hankook Tire & Technology Co. Ltd.	1,293	52,032
Hanmi Pharm Co. Ltd.	113	35,382
Hanmi Semiconductor Co. Ltd.	1,113	281,978
Hanwha Corp.	229	20,818
Hanwha Systems Co. Ltd.	845	66,827
Hanwha Vision Co. Ltd. *	373	22,092
HD Hyundai Co. Ltd.	560	118,897
HD Hyundai Electric Co. Ltd.	587	504,772
HD Hyundai Heavy Industries Co. Ltd.	814	379,077
HD Hyundai Marine Solution Co. Ltd.	241	43,574
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,119	350,390
HK inno N Corp.	50,474	1,807,539
HMM Co. Ltd.	6,729	93,797
HYBE Co. Ltd. *	8,689	1,556,924
Hyundai Autoever Corp.	124	38,315
Hyundai Engineering & Construction Co. Ltd.	834	92,366
Hyundai Glovis Co. Ltd.	769	118,736
Hyundai Marine & Fire Insurance Co. Ltd. *	1,007	20,754
Hyundai Mobis Co. Ltd.	1,064	307,729
Hyundai Rotem Co. Ltd.	13,604	2,489,468
Hyundai Steel Co.	715	20,785
ISC Co. Ltd.	15,339	2,565,813
Kakaopay Corp. *	763	29,050
Kangwon Land, Inc.	2,853	33,206
KCC Corp.	50	18,964
KEPCO Plant Service & Engineering Co. Ltd.	572	24,282
Kia Corp.	5,379	554,799
KIWOOM Securities Co. Ltd.	7,507	2,046,783
Korea Zinc Co. Ltd.	91	97,544
Krafton, Inc. *	694	124,779
KT&G Corp.	5,032	604,912
Kumho Petrochemical Co. Ltd.	286	28,454
LG CNS Co. Ltd.	915	40,653
LG Corp.	2,138	144,291
LG H&H Co. Ltd.	218	37,574
LG Innotek Co. Ltd.	127	49,651
LG Uplus Corp.	4,420	47,395
LIG Defense&Aerospace Co. Ltd.	301	190,966
LS Corp.	192	59,734
NAVER Corp.	2,212	317,737
NC Corp.	273	50,404
NH Investment & Securities Co. Ltd.	1,804	41,364
NongShim Co. Ltd.	67	17,204
Orion Corp.	517	50,055
Posco DX Co. Ltd.	1,274	30,168
S-1 Corp.	485	28,154
Samsung Biologics Co. Ltd. *	297	296,121
Samsung C&T Corp.	2,024	413,512
Samsung Card Co. Ltd.	530	19,125
Samsung E&A Co. Ltd.	3,892	140,957
Samsung Electro-Mechanics Co. Ltd.	1,040	596,633
Samsung Electronics Co. Ltd.	130,824	19,700,470
Samsung Episholdings Co. Ltd. *	161	59,467
Samsung Fire & Marine Insurance Co. Ltd.	1,008	313,301
Samsung Heavy Industries Co. Ltd. *	10,304	226,962
Samsung SDS Co. Ltd.	730	82,629
Samyang Foods Co. Ltd.	1,809	1,642,442
SK Biopharmaceuticals Co. Ltd. *	661	45,135
SK Hynix, Inc.	15,816	14,104,203
SK Square Co. Ltd. *	5,769	3,357,562
Youngone Corp.	26,171	1,467,423
Yuhan Corp.	836	52,150
		63,733,635

See financial notes
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
9

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore 0.9%
BOC Aviation Ltd.	2,142	21,995
CapitaLand Ascendas REIT	58,844	115,656
CapitaLand Ascott Trust	23,560	16,599
CapitaLand Integrated Commercial Trust	77,269	143,915
ComfortDelGro Corp. Ltd.	32,868	38,267
Frasers Logistics & Commercial Trust	21,747	16,435
Genting Singapore Ltd.	125,542	67,368
Hutchison Port Holdings Trust, U Shares	75,704	15,898
Jardine Cycle & Carriage Ltd.	741	19,031
Keppel DC REIT	38,673	71,573
Keppel Ltd.	16,805	143,841
Keppel REIT	1,867	1,315
Mapletree Industrial Trust	29,573	45,893
Mapletree Pan Asia Commercial Trust	28,997	29,464
Netlink NBN Trust	43,907	34,841
SATS Ltd.	13,098	34,090
Sea Ltd., ADR *	38,894	3,301,323
Seatrium Ltd.	23,642	43,829
SIA Engineering Co. Ltd.	5,354	13,220
Singapore Airlines Ltd.	18,452	91,388
Singapore Exchange Ltd.	44,554	761,817
Singapore Technologies Engineering Ltd.	26,196	221,997
Singapore Telecommunications Ltd.	100,434	363,752
United Overseas Bank Ltd.	39,586	1,127,372
Venture Corp. Ltd.	160,487	2,048,444
		8,789,323

South Africa 0.2%
Impala Platinum Holdings Ltd.	115,030	1,612,380

Spain 1.4%
Acciona SA	347	101,006
ACS Actividades de Construccion y Servicios SA	3,173	457,339
Aena SME SA (b)	14,083	384,643
Almirall SA	137,351	2,033,205
Amadeus IT Group SA	9,597	553,769
Endesa SA	80,353	3,601,557
Iberdrola SA	98,134	2,300,674
Industria de Diseno Textil SA (b)	29,701	1,777,624
International Consolidated Airlines Group SA	29,544	149,468
Naturgy Energy Group SA	1,545	48,560
Redeia Corp. SA	6,125	107,110
Tecnicas Reunidas SA *	48,739	2,019,575
Telefonica SA	68,099	307,298
		13,841,828

Sweden 1.8%
AAK AB	2,035	58,374
AddTech AB, B Shares	3,291	120,865
Alfa Laval AB	4,632	278,750
Atlas Copco AB, A Shares	44,250	850,380
Atlas Copco AB, B Shares	107,451	1,832,160
BioGaia AB, Class B	72,892	940,868
Boliden AB	4,861	255,520
Bravida Holding AB	135,747	1,402,644
Electrolux AB, B Shares *	138,453	774,069
Epiroc AB, A Shares	6,168	178,066
Epiroc AB, B Shares	3,683	91,772
EQT AB	23,410	763,881
Essity AB, B Shares	8,598	227,691
Evolution AB	2,673	188,382
SECURITY	NUMBER OF SHARES	VALUE ($)
H & M Hennes & Mauritz AB, B Shares	5,339	95,823
Hexagon AB, B Shares	177,203	1,935,932
Holmen AB, B Shares	1,370	47,127
Industrivarden AB, A Shares	4,441	235,931
Industrivarden AB, C Shares	6,520	343,054
Investment AB Latour, B Shares	1,451	33,310
Investor AB, A Shares	22,743	910,279
Investor AB, B Shares	81,615	3,312,391
Kinnevik AB, Class B *	91,282	525,654
Lifco AB, B Shares	2,297	72,276
Saab AB, B Shares	5,266	319,663
Sagax AB, B Shares	3,549	70,628
Sandvik AB (b)	11,181	470,353
Skanska AB, B Shares	3,863	104,329
SSAB AB, A Shares	2,834	25,507
SSAB AB, B Shares	7,437	67,712
Sweco AB, B Shares	3,015	41,211
Swedish Orphan Biovitrum AB *	2,083	97,720
Tele2 AB, B Shares	7,374	151,310
Telefonaktiebolaget LM Ericsson, ADR	99,437	1,174,351
Telefonaktiebolaget LM Ericsson, B Shares	48,958	584,020
Telia Co. AB	24,626	128,721
Trelleborg AB, B Shares	2,092	85,896
Volvo Car AB, B Shares *	8,918	21,337
		18,817,957

Switzerland 3.6%
ABB Ltd.	32,724	3,309,694
Bachem Holding AG	502	45,640
Belimo Holding AG	243	222,530
BKW AG	350	69,963
Chocoladefabriken Lindt & Spruengli AG	2	258,271
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	22	269,598
Coca-Cola HBC AG *	3,915	228,358
DSM-Firmenich AG	3,419	255,361
EMS-Chemie Holding AG	188	160,256
Flughafen Zurich AG	325	92,286
Geberit AG	784	529,796
Givaudan SA	110	392,267
Holcim AG *	7,826	727,242
Kuehne & Nagel International AG	1,035	243,087
Kuros Biosciences AG *	31,047	808,969
Landis & Gyr Group AG *	18,776	1,259,183
Logitech International SA	3,884	383,399
Nestle SA	47,600	4,819,007
Novartis AG	59,282	8,761,267
Partners Group Holding AG	1,353	1,470,985
Roche Holding AG	23,648	9,636,556
Roche Holding AG, Bearer Shares	563	235,481
Schindler Holding AG	478	160,054
Schindler Holding AG, Participation Certificates	962	336,333
SGS SA	2,175	235,661
Siegfried Holding AG *	10,950	1,104,392
SIG Group AG *	4,123	66,810
Sonova Holding AG	1,044	228,853
Straumann Holding AG	2,613	283,586
Swatch Group AG	995	46,243
Swatch Group AG, Bearer Shares	509	118,153
Temenos AG	931	88,299
VAT Group AG	712	534,890
		37,382,470

See financial notes
10
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Taiwan 3.4%
All Ring Tech Co. Ltd.	18,000	687,402
ASPEED Technology, Inc.	8,000	4,300,579
AURAS Technology Co. Ltd.	33,000	1,218,596
Bizlink Holding, Inc.	40,434	3,630,695
Elite Material Co. Ltd.	20,000	2,980,093
King Yuan Electronics Co. Ltd.	264,000	2,581,234
Parade Technologies Ltd.	78,000	1,440,569
Taiwan Semiconductor Manufacturing Co. Ltd.	247,000	17,147,197
Taiwan Union Technology Corp.	20,000	637,536
		34,623,901

Thailand 0.0%
Thai Beverage PCL	120,682	39,823

United Arab Emirates 0.2%
Emaar Properties PJSC	524,232	1,688,026

United Kingdom 10.6%
3i Group PLC	57,943	2,015,126
Admiral Group PLC	15,215	699,375
Airtel Africa PLC	5,377	25,969
Antofagasta PLC	5,235	253,885
Associated British Foods PLC	7,068	176,004
AstraZeneca PLC	43,588	8,269,612
AstraZeneca PLC, ADR	30,034	5,627,471
Autotrader Group PLC	21,790	146,580
BAE Systems PLC	39,384	1,095,409
Balfour Beatty PLC	319,098	3,545,757
Barclays PLC	598,397	3,517,324
Beazley PLC	32,886	571,210
Berkeley Group Holdings PLC *	20,006	871,050
BP PLC	116,530	922,432
British American Tobacco PLC	43,931	2,587,307
BT Group PLC	73,694	216,648
CK Hutchison Holdings Ltd.	30,656	255,983
Coca-Cola Europacific Partners PLC	3,760	357,734
Compass Group PLC	32,259	911,543
Convatec Group PLC	27,018	77,483
Croda International PLC	2,368	91,846
Diageo PLC	145,911	2,950,229
Diploma PLC	15,213	1,439,748
Endeavour Mining PLC	36,945	2,229,879
Fresnillo PLC	4,019	177,466
Genus PLC	39,341	1,254,820
GSK PLC	70,010	1,835,485
Haleon PLC	119,514	551,900
Halma PLC	8,089	486,777
Hiscox Ltd.	13,794	290,257
Howden Joinery Group PLC	8,740	92,210
ICG PLC	9,139	225,319
IMI PLC	67,785	2,581,799
Imperial Brands PLC	68,059	2,585,741
InterContinental Hotels Group PLC	2,754	393,770
Intertek Group PLC	3,178	204,721
J Sainsbury PLC	28,396	127,048
Kingfisher PLC	29,033	114,167
Marks & Spencer Group PLC	880,336	3,954,324
Melrose Industries PLC	162,695	1,067,649
Metlen Energy & Metals PLC *	1,426	60,266
Mondi PLC	7,288	75,295
National Grid PLC	96,022	1,718,849
NatWest Group PLC	205,642	1,640,174
SECURITY	NUMBER OF SHARES	VALUE ($)
Next PLC	2,746	484,637
Ocado Group PLC *	305,964	827,295
Pearson PLC	10,622	156,748
Persimmon PLC	7,333	105,738
Prudential PLC	88,734	1,337,180
Reckitt Benckiser Group PLC	57,315	3,646,871
RELX PLC (a)	71,544	2,616,430
RELX PLC (a)	34,206	1,247,367
Rightmove PLC	21,165	124,820
Rio Tinto PLC	25,118	2,530,299
Rolls-Royce Holdings PLC	368,604	5,931,412
Sage Group PLC	21,974	262,076
Segro PLC	122,670	1,161,928
Shell PLC	212,290	9,652,141
SigmaRoc PLC *	1,005,229	1,686,118
Smith & Nephew PLC	93,634	1,448,875
Smiths Group PLC	36,122	1,247,135
Spirax Group PLC	1,088	106,186
SSE PLC	32,358	1,158,557
St. James's Place PLC	31,118	513,818
Standard Chartered PLC	50,590	1,288,265
Taylor Wimpey PLC	77,452	81,928
TechnipFMC PLC	17,201	1,299,880
Tesco PLC	136,318	894,177
Unilever PLC	38,069	2,219,998
United Utilities Group PLC	8,912	176,744
Vodafone Group PLC	318,572	506,894
Weir Group PLC	53,504	1,939,270
WH Smith PLC	107,535	755,413
Wise PLC, Class A *	189,389	2,708,514
Zegona Communications PLC	76,396	1,823,787
		108,234,142

United States 2.2%
ACADIA Pharmaceuticals, Inc. *	18,024	404,639
Galaxy Digital, Inc., Class A *	33,565	921,023
GQG Partners, Inc., Class A	43,930	51,869
MercadoLibre, Inc. *	4,812	8,626,135
Moderna, Inc. *	24,202	1,111,840
NVIDIA Corp.	34,898	6,964,594
Primo Brands Corp.	217,678	4,436,278
Sunbelt Rentals Holdings, Inc.	6,536	491,272
		23,007,650
Total Common Stocks (Cost $750,986,468)		965,264,257

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.0%
FUCHS SE	1,491	70,311
Henkel AG & Co. KGaA	3,004	218,595
		288,906

Italy 0.0%
Telecom Italia SpA - RSP *(b)	128,105	118,285

Republic of Korea 0.5%
Samsung Electronics Co. Ltd.	48,590	5,244,507
Samsung Fire & Marine Insurance Co. Ltd.	61	15,374
		5,259,881
Total Preferred Stocks (Cost $2,937,442)		5,667,072
See financial notes
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
11

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Australia 0.0%
NEXTDC Ltd.
expires 05/11/26, strike AUD 12.70 *(c)	27,015	29,952
Total Rights (Cost $0)		29,952

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	344	0
Total Warrants (Cost $0)		0

INVESTMENT COMPANIES 2.0% OF NET ASSETS

United States 2.0%
Schwab Emerging Markets Equity ETF (d)	571,664	20,454,138
Total Investment Companies (Cost $17,968,717)		20,454,138

SHORT-TERM INVESTMENTS 2.9% OF NET ASSETS

Money Market Funds 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (e)	26,923,519	26,923,519
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (e)(f)	2,725,179	2,725,179
		29,648,698
Total Short-Term Investments (Cost $29,648,698)		29,648,698
Total Investments in Securities (Cost $801,541,325)		1,021,064,117

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/19/26	116	17,667,380	687,614

See financial notes
12
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION (DEPRECIATION) ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
05/13/26	UBS AG	AUD	687,000	USD	492,774	1,750
05/13/26	State Street Bank & Trust Co.	AUD	9,154,000	USD	6,449,497	139,845
05/13/26	JP Morgan Chase Bank	CAD	2,247,000	USD	1,624,671	30,368
05/13/26	Wells Fargo Bank NA	CHF	380,000	USD	480,878	5,882
05/13/26	Citibank N.A.	CHF	6,076,000	USD	7,713,939	69,091
05/13/26	Barclays Capital	EUR	6,046,000	USD	6,954,425	144,116
05/13/26	UBS AG	GBP	536,000	USD	722,543	6,813
05/13/26	Morgan Stanley & Co.	GBP	7,568,000	USD	10,050,930	247,138
05/13/26	Morgan Stanley & Co.	JPY	79,284,000	USD	500,775	5,910
05/13/26	HSBC Bank USA	JPY	109,815,000	USD	694,235	7,567
05/13/26	Morgan Stanley & Co.	JPY	77,025,000	USD	480,917	11,332
05/13/26	Citibank N.A.	SEK	21,664,000	USD	2,314,389	33,054
05/13/26	Barclays Capital	SGD	1,768,000	USD	1,390,686	(852)
05/13/26	JP Morgan Chase Bank	USD	695,035	AUD	987,000	(15,440)
05/13/26	JP Morgan Chase Bank	USD	12,146,262	CAD	16,625,000	(98,966)
05/13/26	JP Morgan Chase Bank	USD	723,232	CAD	989,000	(5,221)
05/13/26	Wells Fargo Bank NA	USD	925,429	CHF	730,000	(9,662)
05/13/26	HSBC Bank USA	USD	3,606,557	DKK	23,413,000	(72,523)
05/13/26	Barclays Capital	USD	961,405	EUR	823,000	(4,870)
05/13/26	HSBC Bank USA	USD	491,522	EUR	416,000	3,101
05/13/26	JP Morgan Chase Bank	USD	2,772,037	GBP	2,069,000	(43,331)
05/13/26	HSBC Bank USA	USD	7,739,552	JPY	1,230,937,000	(127,073)
05/13/26	JP Morgan Chase Bank	USD	490,496	JPY	77,818,000	(6,820)
05/13/26	HSBC Bank USA	USD	1,029,836	PLN	3,834,000	(27,867)
05/13/26	UBS AG	USD	2,065,407	SGD	2,638,000	(8,338)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						285,004

*	Non-income producing security.
(a)	Security is traded on separate exchanges for the same issuer.
(b)	All or a portion of this security is on loan.
(c)	Fair valued using significant unobservable inputs.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $2,633,486.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
JPY —	Japanese Yen
PLN —	Polish Zloty
SEK —	Swedish Krona
SGD —	Singapore Dollar
USD —	U.S. Dollar

See financial notes
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
13

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Information Technology	19.3%
Industrials	18.7%
Financials	12.6%
Consumer Discretionary	11.9%
Health Care	8.4%
Materials	7.2%
Consumer Staples	6.3%
Energy	4.6%
Communication Services	3.8%
Utilities	1.4%
Other (b)	0.6%
Investment Companies	2.0%
Short-Term Investments	2.9%
Total	99.7%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED(a)
COMMON STOCKS 2.0% OF NET ASSETS

United States 2.0%
Schwab Emerging Markets Equity ETF(b)	$25,301,208	$15,016,584	($21,341,486 )	$1,516,298	($38,466 )	$20,454,138	571,664	$678,410

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying fund.
(b)	Issuer is affiliated with the fund’s investment adviser.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$3,891,997	$—	$3,891,997
Australia	565,366	40,219,575	—	40,784,941
Austria	58,234	1,760,788	—	1,819,022
Belgium	634,218	3,479,950	—	4,114,168
Brazil	9,307,647	—	—	9,307,647
Cambodia	9,255	—	—	9,255
Canada	67,974,506	—	—	67,974,506
China	8,328,655	18,316,467	—	26,645,122
Denmark	475,067	17,732,914	—	18,207,981
Finland	506,665	5,474,816	—	5,981,481
France	5,613,831	62,254,475	—	67,868,306
Germany	333,307	43,894,353	—	44,227,660
Greece	2,483,691	8,639,032	—	11,122,723
Guernsey	1,546,907	—	—	1,546,907
Hong Kong	2,251,618	7,005,211	—	9,256,829
India	1,250,083	7,048,625	—	8,298,708
See financial notes
14
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

Schwab International Opportunities Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Iraq	$16,558	$—	$—	$16,558
Ireland	6,261,975	3,752,689	—	10,014,664
Israel	7,938,257	7,716,979	—	15,655,236
Italy	3,143,439	14,648,303	—	17,791,742
Japan	10,953,778	170,121,705	—	181,075,483
Jersey	2,897,367	1,004,390	—	3,901,757
Kazakhstan	1,908,910	—	—	1,908,910
Luxembourg	9,670,396	884,387	—	10,554,783
Mexico	3,168,487	—	—	3,168,487
Netherlands	4,483,134	66,246,842	—	70,729,976
New Zealand	234,617	445,863	—	680,480
Norway	7,742,342	2,885,895	—	10,628,237
Panama	4,045,114	—	—	4,045,114
Poland	89,914	4,956,799	—	5,046,713
Portugal	114,565	403,570	—	518,135
Republic of Korea	3,871,175	59,862,460	—	63,733,635
Singapore	3,352,062	5,437,261	—	8,789,323
Spain	3,757,227	10,084,601	—	13,841,828
Sweden	3,173,055	15,644,902	—	18,817,957
Switzerland	1,787,052	35,595,418	—	37,382,470
Taiwan	1,324,938	33,298,963	—	34,623,901
Thailand	39,823	—	—	39,823
United Kingdom	16,598,345	91,635,797	—	108,234,142
United States	22,516,378	491,272	—	23,007,650
Preferred Stocks[1]	—	5,378,166	—	5,378,166
Germany	70,311	218,595	—	288,906
Rights
Australia	—	—	29,952	29,952
Warrants
Canada	—	—	0 *	0
Investment Companies[1]	20,454,138	—	—	20,454,138
Short-Term Investments[1]	29,648,698	—	—	29,648,698
Futures Contracts[2]	687,614	—	—	687,614
Forward Foreign Currency Exchange Contracts[2]	—	705,967	—	705,967
Liabilities
Forward Foreign Currency Exchange Contracts[2]	—	(420,963)	—	(420,963)
Total	$271,288,719	$750,718,064	$29,952	$1,022,036,735

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
15

Schwab International Opportunities Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $17,968,717)		$20,454,138
Investments in securities, at value - unaffiliated issuers (cost $783,572,608) including securities on loan of $2,633,486		1,000,609,979
Foreign currency, at value (cost $825,993)		828,209
Deposit with broker for futures contracts		4,561,920
Receivables:
Investments sold		3,712,460
Dividends		3,039,887
Foreign tax reclaims		1,681,984
Variation margin on future contracts		466,661
Fund shares sold		411,552
Income from securities on loan		1,537
Unrealized appreciation on forward foreign currency exchange contracts		705,967
Prepaid expenses	+	31,517
Total assets		1,036,505,811

Liabilities
Collateral held for securities on loan		2,725,179
Payables:
Investments bought		4,445,834
Fund shares redeemed		3,845,966
Investment adviser and administrator fees		522,576
Shareholder service fees		117,285
Foreign capital gains tax		37,318
Independent trustees’ fees		96
Unrealized depreciation on forward foreign currency exchange contracts		420,963
Accrued expenses	+	275,477
Total liabilities		12,390,694
Net assets		$1,024,115,117

Net Assets by Source
Capital received from investors		$679,938,411
Total distributable earnings	+	344,176,706
Net assets		$1,024,115,117

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,024,115,117		39,355,262		$26.02

See financial notes
16
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

Schwab International Opportunities Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $980,712)		$10,328,740
Dividends received from securities - affiliated issuers		678,410
Other Interest		75,143
Securities on loan, net	+	5,586
Total investment income		11,087,879

Expenses
Investment adviser and administrator fees		3,495,976
Shareholder service fees		822,274
Custodian fees		162,941
Portfolio accounting fees		107,846
Professional fees		22,253
Registration fees		19,225
Shareholder reports		7,644
Independent trustees’ fees		4,027
Transfer agent fees		1,290
Other expenses	+	38,692
Total expenses	–	4,682,168
Net investment income		6,405,711

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		486,274
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $140,795)		75,230,791
Net realized gains on sales of in-kind redemptions - affiliated issuers		1,030,024
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		62,790,948
Net realized gains on futures contracts		2,639,653
Net realized gains on forward foreign currency exchange contracts		1,225,196
Net realized losses on foreign currency transactions	+	(630,148)
Net realized gains		142,772,738
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(38,466)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of $287,328)		(27,924,980)
Net change in unrealized appreciation (depreciation) on futures contracts		509,574
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts		208,430
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	145,235
Net change in unrealized appreciation (depreciation)		(27,100,207)
Net realized and unrealized gains		115,672,531
Increase in net assets resulting from operations		$122,078,242
See financial notes
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
17

Schwab International Opportunities Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$6,405,711	$17,163,449
Net realized gains		142,772,738	85,904,532
Net change in unrealized appreciation (depreciation)	+	(27,100,207)	130,568,414
Increase in net assets resulting from operations		$122,078,242	$233,636,395

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($70,658,097 )	($20,313,965 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,824,029	$70,064,742	4,073,517	$88,353,903
Shares reinvested		2,151,002	50,871,188	769,217	15,576,629
Shares redeemed	+	(12,186,710)	(321,128,642)	(7,665,891)	(169,186,854)
Net transactions in fund shares		(7,211,679)	($200,192,712 )	(2,823,157)	($65,256,322 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		46,566,941	$1,172,887,684	49,390,098	$1,024,821,576
Total increase (decrease)	+	(7,211,679)	(148,772,567)	(2,823,157)	148,066,108
End of period		39,355,262	$1,024,115,117	46,566,941	$1,172,887,684
See financial notes
18
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab International Opportunities Fund seeks long-term capital appreciation.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
During this reporting period, the fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The adoption of ASU 2023-09 did not result in any material changes to the fund’s financial statement presentation or disclosure.
The fund may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
19

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
value of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Forward foreign currency exchange contracts: Forward foreign currency exchange contracts are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
20
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are contracts to buy and sell a currency at a set price on a future date. The value of the forward foreign currency exchange contracts is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2026, the fund had securities on loan, all of which were classified as common stocks and preferred stocks. The value of securities on loan and the related collateral as of April 30, 2026, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities - unaffiliated issuers in the fund’s Statement of Operations, if any.
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
21

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in the fund’s Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities. These capital gain taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations in Net realized gain (losses) on securities — unaffiliated issuers (net of foreign capital gains tax paid). Foreign capital gain taxes accrued as of April 30, 2026, if any, are reflected in the fund’s Statement of Assets and Liabilities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
When the fund closes out a forward foreign currency contract position, it calculates the difference between the value of the position at the beginning and at the end of the settlement of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received. Foreign withholding tax expensed during the period, if any, is disclosed in Dividends received from securities — unaffiliated issuers (net of foreign withholding tax) in the Statement of Operations and is representative of taxes paid during the period.
The fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended April 30, 2026, the fund did not incur any compliance fees.
22
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The fund did not pay any federal taxes during the period.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on investment income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations and Statement of Assets and Liabilities.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(k) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust. American Century Investment Management, Inc.,
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
23

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Baillie Gifford Overseas Limited, Causeway Capital Management LLC, and Columbia Management Investment Advisers, LLC, the fund’s subadvisers, provide day-to-day portfolio management services to the fund, subject to the supervision of the investment adviser. Harris Associates L.P., which served as a fund subadviser providing day-to-day portfolio management services, was terminated effective January 6, 2026. Effective January 6, 2026, Causeway Capital Management LLC was hired as a subadviser to provide day-to-day portfolio management services.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.63% of the fund’s average daily net assets.
The investment adviser (not the fund) pays a portion of the advisory fees it receives to the subadvisers in return for their portfolio management services.
Shareholder Servicing
The Board of Trustees has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to 0.20%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have agreed, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board of Trustees, to limit the total annual fund operating expenses charged (including acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds), excluding interest, taxes and certain non-routine expenses to 0.86%.
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of the fund in this report that is owned by other funds in the Schwab Funds Complex as of April 30, 2026, as applicable:
Schwab Balanced Fund	7.4%
Schwab Target 2010 Fund	0.2%
Schwab Target 2015 Fund	0.2%
Schwab Target 2020 Fund	1.5%
Schwab Target 2025 Fund	2.3%
Schwab Target 2030 Fund	8.2%
Schwab Target 2035 Fund	6.8%
Schwab Target 2040 Fund	14.8%
Schwab Target 2045 Fund	4.7%
Schwab Target 2050 Fund	5.3%
Schwab Target 2055 Fund	4.0%
Schwab Target 2060 Fund	1.8%
Schwab Target 2065 Fund	0.7%
Schwab Target 2070 Fund	0.0%*

*	Less than 0.05%
24
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in affiliated funds. As of April 30, 2026, the fund’s ownership percentage of affiliated fund’s shares is as follows:
Schwab Emerging Markets Equity ETF	0.2%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover tax claims in the future.
During the period ended April 30, 2026, there were no professional fees incurred by the fund and paid by the investment adviser.
During the period ended April 30, 2026, the fund did not recover any previously withheld foreign taxes and made no reimbursement to the investment adviser.
As of April 30, 2026, the fund had no balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the fund to the investment adviser.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The fund’s investment adviser or subadvisers may engage in direct transactions with other funds they manage in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser or subadvisers. The net realized gains or losses on sales of interfund transactions, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended April 30, 2026, the fund’s purchases and sales of securities with other funds managed by the investment adviser or subadvisers was $551,879 and $1,599,974, respectively, and includes net realized gains of $51,328.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to  the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
25

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

5. Borrowing from Banks (continued):
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash. The fund also invested in forward foreign currency exchange contracts to minimize the uncertainty of changes in future foreign currency exchange rates and to hedge exposure to certain currencies.
As of April 30, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	FOREIGN CURRENCY EXCHANGE CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$687,614	$—	$687,614
Forward Foreign Currency Exchange Contracts[2]	—	705,967	705,967
Liability Derivatives
Forward Foreign Currency Exchange Contracts[2]	$—	($420,963 )	($420,963 )

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

[2]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts and Unrealized depreciation on forward foreign currency exchange contracts.
The effects of the derivative contracts in the Statement of Operations for the period ended April 30, 2026, were:
	EQUITY CONTRACTS	FOREIGN CURRENCY EXCHANGE CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$2,639,653	$—	$2,639,653
Forward Foreign Currency Exchange Contracts[1]	—	1,225,196	1,225,196
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	$509,574	$—	$509,574
Forward Foreign Currency Exchange Contracts[2]	—	208,430	208,430

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts and Net realized gains (losses) on forward foreign currency exchange contracts.
[2]
Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

26
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

6. Derivatives (continued):
During the period ended April 30, 2026, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$25,863,599	177

During the period ended April 30, 2026, the month-end average notional amounts of forward foreign currency exchange contracts held by the fund and the month-end average unrealized appreciation (depreciation) were as follows:
NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
$94,670,993	$319,491

The fund’s forward foreign currency exchange contracts are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the fund and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the fund or the counterparty. The fund’s forward foreign currency exchange contracts, which are reported gross in the Statement of Assets and Liabilities, are presented in the table below. The following table presents the fund’s forward foreign currency exchange contracts, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of April 30, 2026.
COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS AVAILABLE FOR OFFSET	CASH COLLATERAL PLEDGED	NET AMOUNT(a)
Barclays Capital	$144,116	($5,722 )	$—	$138,394
Citibank N.A.	102,145	—	—	102,145
HSBC Bank USA	10,668	(10,668)	—	—
JP Morgan Chase Bank	30,368	(30,368)	—	—
Morgan Stanley & Co.	264,380	—	—	264,380
State Street Bank & Trust Co.	139,845	—	—	139,845
UBS AG	8,563	(8,338)	—	225
Wells Fargo Bank NA	5,882	(5,882)	—	—
Total	$705,967	($60,978 )	$—	$644,989

COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS AVAILABLE FOR OFFSET	CASH COLLATERAL RECEIVED	NET AMOUNT(a)
Barclays Capital	($5,722 )	$5,722	$—	$—
HSBC Bank USA	(227,463)	10,668	—	(216,795)
JP Morgan Chase Bank	(169,778)	30,368	—	(139,410)
UBS AG	(8,338)	8,338	—	—
Wells Fargo Bank NA	(9,662)	5,882	—	(3,780)
Total	($420,963 )	$60,978	$—	($359,985 )

(a)	Represents the net amount due from/due to the counterparty in the event of default.
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
27

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

 7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2026, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$370,976,715	$433,799,764
During the period ended April 30, 2026, the fund had transactions in connection with in-kind transactions:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$—	$190,208,026
The fund may realize net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended April 30, 2026, are disclosed in the fund’s Statements of Operations, if any.

8. Federal Income Taxes:
As of April 30, 2026, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$807,291,517	$267,530,191	($52,784,973 )	$214,745,218

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of October 31, 2025, the fund had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2026. The tax basis components of distributions paid during the fiscal year ended October 31, 2025, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$20,313,965
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the fiscal year ended October 31, 2025, the fund did not incur any interest or penalties.
28
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

Schwab International Opportunities Fund
Financial Notes, unaudited (continued)

 9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
29

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
30
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
31

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
32
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

Schwab International Opportunities Fund
Approval of Investment Advisory and Administration Agreement Amendment and Amendment to Certain Sub-Advisory Agreements

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the initial approval and/or continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
Approval of New Sub-Advisory Agreement
At a meeting of the Board of Trustees (the Board or the Trustees, as appropriate) held on December 9, 2025, Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) recommended, and the Trustees, including a majority of the Independent Trustees, approved (1) the termination of the sub-advisory agreement between the investment adviser and Harris Associates L.P. (Harris), pursuant to which Harris served as sub-adviser to Schwab International Opportunities Fund (the Fund), a series of Schwab Capital Trust (the Trust); and (2) a new investment sub-advisory agreement between the investment adviser and Causeway Capital Management LLC (Causeway) (the New Sub-Advisory Agreement) pursuant to which Causeway was appointed as a sub-adviser to the Fund, each to take effect on January 6, 2026.
The Board was provided with materials related to Causeway in advance of and at the meeting. The materials and related discussions included, but were not limited to, the following information about Causeway: (a) quality of investment management and other services; (b) investment management personnel; (c) operations and financial condition; (d) brokerage practices (including any soft dollar arrangements) and other investment strategies; (e) compliance systems; (f) policies on, and compliance procedures for, personal securities transactions; (g) reputation, expertise and resources; and (h) performance with respect to similar accounts managed by Causeway. In addition, the Board was provided with information about the level of the sub-advisory fees to be paid to Causeway, and comparable fees paid to Causeway for managing similar accounts. In considering the proposed New Sub-Advisory Agreement, the Independent Trustees received advice from independent legal counsel to the Independent Trustees.
In its consideration of the approval of the New Sub-Advisory Agreement, the Board considered a variety of specific factors, including:
1.
the nature, extent and quality of the services to be provided to the Fund under the New Sub-Advisory Agreement, including the resources of Causeway to be dedicated to the Fund;
2.
Causeway’s investment performance in providing advisory or sub-advisory services with respect to similar accounts;
3.
the Fund’s expenses and how those expenses would be impacted by the engagement of Causeway as sub-adviser;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund in light of the sub-advisory fees proposed to be paid to Causeway, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale may be realized as the Fund grows and whether fee levels in the New Sub-Advisory Agreement reflect the economies of scale.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the sub-advisory services to be provided by Causeway to the Fund and the resources Causeway will dedicate to the Fund. In this regard, the Trustees considered the information provided by Causeway with respect to its history, reputation, expertise, qualifications of its personnel, and experience in managing the type of strategies for which Causeway was being engaged. The Board also considered reports regarding the search process undertaken by the investment adviser that led to the identification of Causeway by the investment adviser as a well-qualified sub-adviser to the Fund with an investment style consistent with the Fund’s investment objective, strategies, and characteristics. The Trustees also considered the evaluation by the Fund’s Chief Compliance Officer of Causeway’s compliance program. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by Causeway to the Fund and the resources of Causeway to be dedicated to the Fund supported approval of the New Sub-Advisory Agreement.
Investment Performance. The Board considered Causeway’s investment performance in determining whether to approve the New Sub-Advisory Agreement. Specifically, the Trustees considered Causeway’s relative performance in providing investment advisory services to similar accounts. Following such evaluation, the Board concluded, within the context of its
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements
33

Schwab International Opportunities Fund
full deliberations, that the investment performance of Causeway supported approval of the New Sub-Advisory Agreement.
Fund Expenses. When considering the fees to be paid to Causeway, the Trustees took into account the fact that Causeway will be compensated by the investment adviser, and not by the Fund and that the fees paid to Causeway would not impact the fees paid by the Fund to the investment adviser. The Trustees also considered fees charged by Causeway to comparable sub-advised accounts. The Board considered the investment adviser’s statements that the fees to be paid to Causeway are reasonable in light of the anticipated quality of services to be provided by Causeway. Following such evaluation, the Board concluded, within the context of its full deliberations, that the fees to be paid to Causeway are reasonable and supported approval of the New Sub-Advisory Agreement.
Profitability. With respect to the profitability of the investment adviser, the Trustees considered projected profitability to the investment adviser before and after the appointment of Causeway as a new sub-adviser. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of the investment adviser supported approval of the New Sub-Advisory Agreement. The Trustees took into account the fact that Causeway will be compensated by the investment adviser, and not by the Fund directly, and that the compensation paid to Causeway is reasonable and supported approval of the New Sub-Advisory Agreement.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through graduated investment advisory and sub-advisory fee schedules or other means, including any fee waivers by the investment adviser and its affiliates. In connection with its evaluation, the Board took into account the fact that the existing contractual investment advisory and proposed sub-advisory fee schedules relating to the Fund include lower fees at higher graduated asset levels and that the investment adviser had contractually agreed to waive investment advisory and other fees to prevent total Fund expenses from exceeding a specified cap. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, approved the New Sub-Advisory Agreement for an initial two-year term and concluded that the compensation under the New Sub-Advisory Agreement is fair and reasonable in light of such services, and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
34
Schwab International Opportunities Fund | Semiannual Holdings and Financial Statements

MFR13563-29
00325118

Semiannual Holdings and Financial Statements | April 30, 2026
Schwab Active Equity Funds

Schwab Core Equity Fund	SWANX
Schwab Dividend Equity Fund	SWDSX
Schwab Large-Cap Growth Fund	SWLSX
Schwab Small-Cap Equity Fund	SWSCX
Schwab Health Care Fund	SWHFX
Schwab International Core Equity Fund	SICNX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
1

Schwab Core Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$26.39	$24.41	$18.45	$19.46	$29.22	$22.24
Income (loss) from investment operations:
Net investment income (loss)[1]	0.08	0.09	0.13	0.21	0.26	0.21
Net realized and unrealized gains (losses)	0.67	3.85	6.41	1.57	(3.16)	7.90
Total from investment operations	0.75	3.94	6.54	1.78	(2.90)	8.11
Less distributions:
Distributions from net investment income	(0.10)	(0.12)	(0.21)	(0.27)	(0.26)	(0.20)
Distributions from net realized gains	(1.52)	(1.84)	(0.37)	(2.52)	(6.60)	(0.93)
Total distributions	(1.62)	(1.96)	(0.58)	(2.79)	(6.86)	(1.13)
Net asset value at end of period	$25.52	$26.39	$24.41	$18.45	$19.46	$29.22
Total return	3.06%*	16.89%	36.17%	9.99%	(13.84%)	37.62%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	N/A	N/A	0.73%[2]	0.73%[2]	0.73%
Total expenses	0.72%**	0.73%	0.72%	0.73%[2]	0.73%[2]	0.73%
Net investment income (loss)	0.62%**	0.39%	0.57%	1.11%	1.18%	0.81%
Portfolio turnover rate	17%*	20%	30%	14%	28%	86%
Net assets, end of period (x 1,000,000)	$1,519	$1,549	$1,463	$1,199	$1,268	$1,860

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Core Equity Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Banks 1.5%
JPMorgan Chase & Co.	48,793	15,283,431
PNC Financial Services Group, Inc.	35,315	7,875,245
		23,158,676

Capital Goods 7.3%
Caterpillar, Inc.	45,737	40,710,961
Fastenal Co.	158,636	7,127,515
Parker-Hannifin Corp.	12,337	11,219,514
Rockwell Automation, Inc.	49,912	20,409,516
RTX Corp.	93,611	16,482,089
WESCO International, Inc.	25,447	8,884,057
Westinghouse Air Brake Technologies Corp.	23,011	6,210,439
		111,044,091

Commercial & Professional Services 2.7%
Cintas Corp.	41,793	7,301,655
Republic Services, Inc., Class A	80,544	16,851,416
Rollins, Inc.	300,160	16,727,917
		40,880,988

Consumer Discretionary Distribution & Retail 6.2%
Amazon.com, Inc. *	239,000	63,349,340
TJX Cos., Inc.	198,528	31,119,264
		94,468,604

Consumer Services 0.5%
Booking Holdings, Inc.	41,525	6,991,149

Consumer Staples Distribution & Retail 0.8%
Walmart, Inc.	91,185	12,030,037

Energy 2.4%
EOG Resources, Inc.	55,679	7,826,797
Exxon Mobil Corp.	188,708	29,123,306
		36,950,103

Equity Real Estate Investment Trusts (REITs) 0.5%
Public Storage	26,907	8,138,022

Financial Services 8.7%
Blackrock, Inc.	18,051	19,235,146
Fidelity National Information Services, Inc.	873,317	40,635,440
Interactive Brokers Group, Inc., Class A	114,796	9,126,282
Morgan Stanley	81,764	15,583,401
MSCI, Inc., Class A	16,026	9,477,937
Visa, Inc., Class A	114,272	37,691,476
		131,749,682

Food, Beverage & Tobacco 0.8%
Constellation Brands, Inc., Class A	77,010	12,058,226

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 2.6%
Becton Dickinson & Co.	104,044	15,506,718
Boston Scientific Corp. *	185,329	10,676,804
Intuitive Surgical, Inc. *	28,025	12,824,520
		39,008,042

Household & Personal Products 2.0%
L'Oreal SA, Sponsored ADR (a)	141,090	12,147,990
Procter & Gamble Co.	120,494	17,723,463
		29,871,453

Insurance 0.4%
Marsh & McLennan Cos., Inc.	34,710	5,821,214

Materials 1.2%
Ecolab, Inc.	71,472	18,625,603

Media & Entertainment 13.5%
Alphabet, Inc., Class A	360,614	138,764,267
Meta Platforms, Inc., Class A	109,568	67,045,755
		205,810,022

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
Eli Lilly & Co.	42,701	39,908,354
Johnson & Johnson	28,529	6,557,391
Thermo Fisher Scientific, Inc.	40,818	19,550,189
Zoetis, Inc.	137,201	15,773,999
		81,789,933

Semiconductors & Semiconductor Equipment 19.2%
ASML Holding NV, Registry Shares	13,768	19,812,014
Broadcom, Inc.	200,530	83,707,238
KLA Corp.	10,050	17,591,017
NVIDIA Corp.	813,380	162,326,247
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,165	7,590,490
		291,027,006

Software & Services 10.2%
Accenture PLC, Class A	71,197	12,723,616
International Business Machines Corp.	30,043	6,939,332
Microsoft Corp.	283,416	115,571,376
Palo Alto Networks, Inc. *	113,706	20,389,760
		155,624,084

Technology Hardware & Equipment 9.3%
Apple, Inc.	387,826	105,236,585
Arista Networks, Inc. *	99,378	17,163,574
Motorola Solutions, Inc.	42,484	18,651,751
		141,051,910

Transportation 0.8%
Uber Technologies, Inc. *	151,756	11,322,515

Utilities 3.7%
Duke Energy Corp.	119,908	15,534,081
NextEra Energy, Inc.	213,529	20,900,219
See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
3

Schwab Core Equity Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WEC Energy Group, Inc.	173,420	20,453,155
		56,887,455
Total Common Stocks (Cost $733,842,246)		1,514,308,815

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (b)	2,500,579	2,500,579
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (b)(c)	2,238,150	2,238,150
		4,738,729
Total Short-Term Investments (Cost $4,738,729)		4,738,729
Total Investments in Securities (Cost $738,580,975)		1,519,047,544

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $2,221,406.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,514,308,815	$—	$—	$1,514,308,815
Short-Term Investments[1]	4,738,729	—	—	4,738,729
Total	$1,519,047,544	$—	$—	$1,519,047,544

[1]	As categorized in the Portfolio Holdings.
See financial notes
4
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Core Equity Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $738,580,975) including securities on loan of $2,221,406		$1,519,047,544
Receivables:
Investments sold		25,422,288
Dividends		902,800
Foreign tax reclaims		398,304
Fund shares sold		10,855
Income from securities on loan		941
Prepaid expenses	+	22,224
Total assets		1,545,804,956

Liabilities
Collateral held for securities on loan		2,238,150
Payables:
Investments bought		15,167,543
Fund shares redeemed		7,910,716
Investment adviser and administrator fees		570,407
Shareholder service fees		289,753
Independent trustees’ fees		163
Accrued expenses	+	147,529
Total liabilities		26,324,261
Net assets		$1,519,480,695

Net Assets by Source
Capital received from investors		$698,061,969
Total distributable earnings	+	821,418,726
Net assets		$1,519,480,695

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,519,480,695		59,545,623		$25.52

See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
5

Schwab Core Equity Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $45,189)		$9,856,854
Securities on loan, net	+	13,661
Total investment income		9,870,515

Expenses
Investment adviser and administrator fees		3,457,799
Shareholder service fees		1,755,118
Portfolio accounting fees		25,887
Professional fees		16,681
Registration fees		16,472
Shareholder reports		15,163
Independent trustees’ fees		4,307
Custodian fees		2,222
Transfer agent fees		1,867
Other expenses	+	5,931
Total expenses	–	5,301,447
Net investment income		4,569,068

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		37,953,260
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	2,041,689
Net realized and unrealized gains		39,994,949
Increase in net assets resulting from operations		$44,564,017
See financial notes
6
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$4,569,068	$5,765,880
Net realized gains		37,953,260	88,649,162
Net change in unrealized appreciation (depreciation)	+	2,041,689	136,645,975
Increase in net assets resulting from operations		$44,564,017	$231,061,017

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($94,379,884 )	($115,689,705 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		733,387	$18,189,710	1,738,249	$41,404,229
Shares reinvested		3,395,002	83,584,955	4,287,657	103,032,405
Shares redeemed	+	(3,264,303)	(81,329,366)	(7,263,001)	(173,787,664)
Net transactions in fund shares		864,086	$20,445,299	(1,237,095)	($29,351,030 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		58,681,537	$1,548,851,263	59,918,632	$1,462,830,981
Total increase (decrease)	+	864,086	(29,370,568)	(1,237,095)	86,020,282
End of period		59,545,623	$1,519,480,695	58,681,537	$1,548,851,263
See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
7

Schwab Dividend Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$17.78	$16.46	$12.80	$13.92	$16.92	$12.14
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.30	0.30	0.29	0.29	0.31
Net realized and unrealized gains (losses)	1.49	1.44	3.68	(0.48)	(0.81)	4.80
Total from investment operations	1.65	1.74	3.98	(0.19)	(0.52)	5.11
Less distributions:
Distributions from net investment income	(0.16)	(0.30)	(0.30)	(0.31)	(0.29)	(0.33)
Distributions from net realized gains	(0.32)	(0.12)	(0.02)	(0.62)	(2.19)	—
Total distributions	(0.48)	(0.42)	(0.32)	(0.93)	(2.48)	(0.33)
Net asset value at end of period	$18.95	$17.78	$16.46	$12.80	$13.92	$16.92
Total return	9.44%*	10.73%	31.34%	(1.74%)	(3.96%)	42.38%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	N/A	N/A	0.88%	0.89%[2]	0.89%
Total expenses	0.88%**	0.89%	0.89%	0.88%	0.90%[2]	0.90%
Net investment income (loss)	1.76%**	1.78%	2.00%	2.17%	1.99%	2.01%
Portfolio turnover rate	4%*	8%	12%	8%	27%	83%
Net assets, end of period (x 1,000,000)	$630	$583	$550	$446	$524	$671

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
8
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Dividend Equity Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Banks 7.9%
Bank of America Corp.	215,000	11,493,900
JPMorgan Chase & Co.	75,000	23,492,250
PNC Financial Services Group, Inc.	35,000	7,805,000
Truist Financial Corp.	130,000	6,695,000
		49,486,150

Capital Goods 10.1%
Caterpillar, Inc.	10,000	8,901,100
CNH Industrial NV	200,000	2,142,000
Fastenal Co.	124,000	5,571,320
General Dynamics Corp.	15,000	5,164,500
Illinois Tool Works, Inc.	18,500	4,773,185
Lockheed Martin Corp.	20,000	10,359,400
Parker-Hannifin Corp.	13,000	11,822,460
Rockwell Automation, Inc.	9,750	3,986,872
RTX Corp.	43,000	7,571,010
Watsco, Inc.	8,000	3,502,720
		63,794,567

Consumer Discretionary Distribution & Retail 4.5%
Genuine Parts Co.	35,000	3,753,050
Home Depot, Inc.	36,000	11,836,800
TJX Cos., Inc.	80,000	12,540,000
		28,129,850

Consumer Services 2.7%
Booking Holdings, Inc.	35,000	5,892,600
McDonald's Corp.	39,000	11,450,010
		17,342,610

Consumer Staples Distribution & Retail 3.9%
Walmart, Inc.	185,000	24,407,050

Energy 9.0%
Chevron Corp.	85,000	16,431,350
EOG Resources, Inc.	60,000	8,434,200
Exxon Mobil Corp.	150,000	23,149,500
Kinder Morgan, Inc.	260,000	8,546,200
		56,561,250

Equity Real Estate Investment Trusts (REITs) 2.6%
AvalonBay Communities, Inc.	20,000	3,660,000
Lamar Advertising Co., Class A	40,000	5,513,600
Public Storage	25,000	7,561,250
		16,734,850

Financial Services 8.8%
Blackrock, Inc.	14,000	14,918,400
Fidelity National Information Services, Inc.	155,000	7,212,150
Morgan Stanley	130,000	24,776,700
Visa, Inc., Class A	25,000	8,246,000
		55,153,250

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 7.2%
Altria Group, Inc.	85,000	6,175,250
Coca-Cola Co.	245,000	19,296,200
Constellation Brands, Inc., Class A	15,000	2,348,700
Philip Morris International, Inc.	105,000	17,332,350
		45,152,500

Health Care Equipment & Services 4.7%
Abbott Laboratories	72,000	6,536,880
Becton Dickinson & Co.	31,000	4,620,240
CVS Health Corp.	50,000	4,164,500
Elevance Health, Inc.	20,000	7,528,400
Medtronic PLC	85,000	6,882,450
		29,732,470

Household & Personal Products 1.9%
Procter & Gamble Co.	82,000	12,061,380

Insurance 3.0%
Allstate Corp.	40,000	8,690,400
Cincinnati Financial Corp.	30,000	4,908,000
Progressive Corp.	25,000	5,032,000
		18,630,400

Materials 0.6%
PPG Industries, Inc.	35,000	3,797,500

Media & Entertainment 3.0%
Alphabet, Inc., Class A	45,000	17,316,000
Omnicom Group, Inc.	20,000	1,534,400
		18,850,400

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
AbbVie, Inc.	70,000	14,792,400
Johnson & Johnson	72,310	16,620,454
Merck & Co., Inc.	50,000	5,459,000
Pfizer, Inc.	170,000	4,539,000
		41,410,854

Semiconductors & Semiconductor Equipment 5.3%
Broadcom, Inc.	60,000	25,045,800
Texas Instruments, Inc.	30,000	8,432,400
		33,478,200

Software & Services 5.2%
Accenture PLC, Class A	30,000	5,361,300
International Business Machines Corp.	55,000	12,703,900
Microsoft Corp.	36,000	14,680,080
		32,745,280

Technology Hardware & Equipment 3.3%
Apple, Inc.	26,000	7,055,100
Cisco Systems, Inc.	150,000	13,725,000
		20,780,100

See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
9

Schwab Dividend Equity Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 3.2%
Comcast Corp., Class A	260,000	7,030,400
Verizon Communications, Inc.	275,000	13,208,250
		20,238,650

Transportation 0.8%
Union Pacific Corp.	20,000	5,389,600

Utilities 5.1%
Duke Energy Corp.	127,500	16,517,625
Eversource Energy	80,000	5,656,000
SECURITY	NUMBER OF SHARES	VALUE ($)
NextEra Energy, Inc.	100,000	9,788,000
		31,961,625
Total Common Stocks (Cost $381,340,486)		625,838,536
Total Investments in Securities (Cost $381,340,486)		625,838,536

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$625,838,536	$—	$—	$625,838,536
Total	$625,838,536	$—	$—	$625,838,536

[1]	As categorized in the Portfolio Holdings.
See financial notes
10
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Dividend Equity Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $381,340,486)		$625,838,536
Cash		3,499,763
Receivables:
Dividends		806,089
Foreign tax reclaims		260,940
Fund shares sold		138,561
Prepaid expenses	+	15,768
Total assets		630,559,657

Liabilities
Payables:
Fund shares redeemed		476,303
Investment adviser and administrator fees		314,771
Shareholder service fees		119,439
Independent trustees’ fees		95
Accrued expenses	+	58,759
Total liabilities		969,367
Net assets		$629,590,290

Net Assets by Source
Capital received from investors		$374,565,818
Total distributable earnings	+	255,024,472
Net assets		$629,590,290

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$629,590,290		33,226,886		$18.95

See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
11

Schwab Dividend Equity Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $6,781)		$7,874,398
Other Interest	+	27,813
Total investment income		7,902,211

Expenses
Investment adviser and administrator fees		1,851,303
Shareholder service fees		702,303
Portfolio accounting fees		28,385
Professional fees		16,120
Registration fees		15,879
Shareholder reports		10,923
Independent trustees’ fees		3,614
Transfer agent fees		1,604
Custodian fees		1,480
Other expenses	+	2,855
Total expenses	–	2,634,466
Net investment income		5,267,745

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		10,175,443
Net realized losses on foreign currency transactions	+	(302)
Net realized gains		10,175,141
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		39,149,704
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	6,388
Net change in unrealized appreciation (depreciation)		39,156,092
Net realized and unrealized gains		49,331,233
Increase in net assets resulting from operations		$54,598,978
See financial notes
12
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Dividend Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$5,267,745	$9,723,924
Net realized gains		10,175,141	10,430,794
Net change in unrealized appreciation (depreciation)	+	39,156,092	37,038,692
Increase in net assets resulting from operations		$54,598,978	$57,193,410

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($15,803,702 )	($13,506,586 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,283,411	$42,090,848	4,730,046	$80,061,778
Shares reinvested		687,629	12,351,874	613,052	10,339,697
Shares redeemed	+	(2,515,161)	(46,359,581)	(6,001,694)	(101,586,069)
Net transactions in fund shares		455,879	$8,083,141	(658,596)	($11,184,594 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,771,007	$582,711,873	33,429,603	$550,209,643
Total increase (decrease)	+	455,879	46,878,417	(658,596)	32,502,230
End of period		33,226,886	$629,590,290	32,771,007	$582,711,873
See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
13

Schwab Large-Cap Growth Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$44.15	$34.09	$24.35	$20.80	$28.96	$20.85
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.09)	(0.14)	(0.05)	0.01	(0.01)	(0.06)
Net realized and unrealized gains (losses)	0.39	10.24	9.80	3.95	(5.97)	8.42
Total from investment operations	0.30	10.10	9.75	3.96	(5.98)	8.36
Less distributions:
Distributions from net investment income	—	—	(0.01)	(0.00)[2]	—	—
Distributions from net realized gains	(0.50)	(0.04)	—	(0.41)	(2.18)	(0.25)
Total distributions	(0.50)	(0.04)	(0.01)	(0.41)	(2.18)	(0.25)
Net asset value at end of period	$43.95	$44.15	$34.09	$24.35	$20.80	$28.96
Total return	0.72%*	29.65%	40.05%	19.37%	(22.45%)	40.41%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	0.99%	0.99%	0.99%	0.99%[3]	0.99%
Total expenses	0.98%**	1.00%	1.00%	1.01%	1.02%[3]	1.02%
Net investment income (loss)	(0.46%)**	(0.37%)	(0.16%)	0.02%	(0.05%)	(0.23%)
Portfolio turnover rate	7%*	22%	15%	17%	19%	42%
Net assets, end of period (x 1,000,000)	$592	$617	$465	$282	$218	$292

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
14
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Large-Cap Growth Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 2.8%
Tesla, Inc. *	42,749	16,314,301

Banks 0.8%
Citigroup, Inc.	39,189	5,015,408

Capital Goods 7.2%
Caterpillar, Inc.	9,110	8,108,902
GE Vernova, Inc.	6,797	7,364,278
General Electric Co.	27,563	7,991,341
Howmet Aerospace, Inc.	8,076	1,962,791
Parker-Hannifin Corp.	4,632	4,212,433
Quanta Services, Inc.	8,644	6,290,844
Vertiv Holdings Co., Class A	21,251	6,980,741
		42,911,330

Consumer Discretionary Distribution & Retail 8.5%
Amazon.com, Inc. *	131,323	34,808,474
Home Depot, Inc.	18,915	6,219,252
O'Reilly Automotive, Inc. *	35,395	3,518,263
TJX Cos., Inc.	36,157	5,667,610
		50,213,599

Consumer Services 1.5%
Booking Holdings, Inc.	16,430	2,766,155
Marriott International, Inc., Class A	12,822	4,637,589
Royal Caribbean Cruises Ltd.	6,321	1,667,227
		9,070,971

Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	8,843	8,971,489
Walmart, Inc.	17,480	2,306,136
		11,277,625

Energy 0.4%
TechnipFMC PLC	32,388	2,447,561

Financial Services 4.9%
American Express Co.	18,405	5,945,735
Blackrock, Inc.	2,062	2,197,267
Interactive Brokers Group, Inc., Class A	37,736	3,000,012
Mastercard, Inc., Class A	14,854	7,470,374
Visa, Inc., Class A	31,521	10,396,887
		29,010,275

Food, Beverage & Tobacco 0.8%
Coca-Cola Co.	21,439	1,688,536
Philip Morris International, Inc.	17,978	2,967,628
		4,656,164

Health Care Equipment & Services 0.7%
Boston Scientific Corp. *	49,610	2,858,032
Intuitive Surgical, Inc. *	3,417	1,563,653
		4,421,685

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 15.0%
Alphabet, Inc., Class A	133,454	51,353,099
Meta Platforms, Inc., Class A	38,871	23,785,553
Netflix, Inc. *	118,331	11,076,965
Spotify Technology SA *	6,576	2,936,513
		89,152,130

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
AbbVie, Inc.	49,317	10,421,668
Alnylam Pharmaceuticals, Inc. *	7,006	2,168,287
Eli Lilly & Co.	20,541	19,197,619
Vertex Pharmaceuticals, Inc. *	7,301	3,120,301
		34,907,875

Semiconductors & Semiconductor Equipment 23.2%
Advanced Micro Devices, Inc. *	26,933	9,547,479
Broadcom, Inc.	99,786	41,653,670
KLA Corp.	2,590	4,533,407
Lam Research Corp.	43,231	11,147,546
Monolithic Power Systems, Inc.	1,442	2,327,979
NVIDIA Corp.	322,560	64,373,299
Texas Instruments, Inc.	13,210	3,713,067
		137,296,447

Software & Services 12.8%
Cadence Design Systems, Inc. *	18,873	6,220,352
Crowdstrike Holdings, Inc., Class A *	12,753	5,684,650
International Business Machines Corp.	13,892	3,208,774
Microsoft Corp.	99,364	40,518,652
Palantir Technologies, Inc., Class A *	52,055	7,241,371
Palo Alto Networks, Inc. *	43,500	7,800,420
Synopsys, Inc. *	10,311	4,976,089
		75,650,308

Technology Hardware & Equipment 12.3%
Amphenol Corp., Class A	64,479	9,495,822
Apple, Inc.	186,176	50,518,858
Arista Networks, Inc. *	57,793	9,981,429
Motorola Solutions, Inc.	6,155	2,702,230
		72,698,339

Transportation 0.7%
Uber Technologies, Inc. *	52,644	3,927,769
Total Common Stocks (Cost $217,394,549)		588,971,787
Total Investments in Securities (Cost $217,394,549)		588,971,787

*	Non-income producing security.
See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
15

Schwab Large-Cap Growth Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$588,971,787	$—	$—	$588,971,787
Total	$588,971,787	$—	$—	$588,971,787

[1]	As categorized in the Portfolio Holdings.
See financial notes
16
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Large-Cap Growth Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $217,394,549)		$588,971,787
Cash		4,139,373
Receivables:
Fund shares sold		249,926
Dividends		129,925
Foreign tax reclaims		1,657
Prepaid expenses	+	18,167
Total assets		593,510,835

Liabilities
Payables:
Fund shares redeemed		719,748
Investment adviser and administrator fees		335,258
Shareholder service fees		109,063
Independent trustees’ fees		102
Accrued expenses	+	46,708
Total liabilities		1,210,879
Net assets		$592,299,956

Net Assets by Source
Capital received from investors		$216,261,548
Total distributable earnings	+	376,038,408
Net assets		$592,299,956

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$592,299,956		13,477,913		$43.95

See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
17

Schwab Large-Cap Growth Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $57)		$1,478,256
Other Interest	+	24,615
Total investment income		1,502,871

Expenses
Investment adviser and administrator fees		2,042,927
Shareholder service fees		676,193
Portfolio accounting fees		23,754
Registration fees		20,450
Professional fees		17,432
Shareholder reports		9,737
Independent trustees’ fees		3,603
Transfer agent fees		1,623
Custodian fees		1,553
Other expenses	+	2,342
Total expenses	–	2,799,614
Net investment loss		(1,296,743)

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		7,492,107
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(3,672,402)
Net realized and unrealized gains		3,819,705
Increase in net assets resulting from operations		$2,522,962
See financial notes
18
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Large-Cap Growth Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment loss		($1,296,743 )	($1,925,908 )
Net realized gains		7,492,107	6,924,832
Net change in unrealized appreciation (depreciation)	+	(3,672,402)	132,792,991
Increase in net assets resulting from operations		$2,522,962	$137,791,915

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,877,310 )	($562,663 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,335,059	$56,122,412	3,489,505	$129,785,614
Shares reinvested		137,754	5,802,172	12,993	483,853
Shares redeemed	+	(1,970,314)	(82,289,566)	(3,155,910)	(115,078,615)
Net transactions in fund shares		(497,501)	($20,364,982 )	346,588	$15,190,852

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,975,414	$617,019,286	13,628,826	$464,599,182
Total increase (decrease)	+	(497,501)	(24,719,330)	346,588	152,420,104
End of period		13,477,913	$592,299,956	13,975,414	$617,019,286
See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
19

Schwab Small-Cap Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$21.67	$21.85	$16.60	$18.94	$23.77	$15.02
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.04	0.06	0.07	0.03	0.02
Net realized and unrealized gains (losses)	3.41	2.52	5.26	(0.71)	(2.27)	8.76
Total from investment operations	3.42	2.56	5.32	(0.64)	(2.24)	8.78
Less distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.07)	(0.02)	(0.03)	(0.03)
Distributions from net realized gains	(1.72)	(2.69)	—	(1.68)	(2.56)	—
Total distributions	(1.75)	(2.74)	(0.07)	(1.70)	(2.59)	(0.03)
Net asset value at end of period	$23.34	$21.67	$21.85	$16.60	$18.94	$23.77
Total return	16.80%*	12.59%	32.12%	(3.68%)	(10.25%)	58.55%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	N/A	N/A	1.09%[2]	1.09%[2]	1.08%
Total expenses	1.08%**	1.09%	1.08%	1.09%[2]	1.09%[2]	1.08%
Net investment income (loss)	0.06%**	0.18%	0.31%	0.37%	0.13%	0.11%
Portfolio turnover rate	46%*	108%	106%	43%	74%	84%
Net assets, end of period (x 1,000,000)	$703	$646	$620	$482	$543	$669

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
20
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.2% OF NET ASSETS

Automobiles & Components 0.6%
Adient PLC *	86,770	1,826,508
Cooper-Standard Holdings, Inc. *	6,850	205,980
Garrett Motion, Inc.	32,167	823,797
Strattec Security Corp. *	21,584	1,624,412
		4,480,697

Banks 7.7%
Amerant Bancorp, Inc.	40,759	936,234
Ameris Bancorp	8,440	719,510
Associated Banc-Corp.	342,388	9,641,646
Axos Financial, Inc. *	93,175	8,985,797
BankUnited, Inc.	112,709	5,238,714
Customers Bancorp, Inc. *	41,249	3,146,061
Enterprise Financial Services Corp.	28,708	1,659,897
First Financial Corp.	72,136	4,737,171
Great Southern Bancorp, Inc.	54,006	3,684,289
Hancock Whitney Corp.	13,020	878,980
Hope Bancorp, Inc.	66,238	824,663
International Bancshares Corp.	106,425	7,634,930
OceanFirst Financial Corp.	56,785	1,082,890
Red River Bancshares, Inc.	7,271	659,698
Texas Capital Bancshares, Inc. *	20,246	2,038,772
UMB Financial Corp.	8,069	1,018,066
Valley National Bancorp	100,945	1,369,824
		54,257,142

Capital Goods 17.3%
AAR Corp. *	50,298	5,551,390
Allient, Inc.	43,147	3,286,938
Applied Industrial Technologies, Inc.	4,602	1,407,062
Argan, Inc.	2,731	1,829,715
Astronics Corp. *	31,982	2,283,515
Atkore, Inc.	36,974	2,889,518
Atmus Filtration Technologies, Inc.	105,939	6,716,533
Bloom Energy Corp., Class A *	49,097	13,912,126
Blue Bird Corp. *	47,954	3,074,331
Comfort Systems USA, Inc.	3,767	6,932,222
Ducommun, Inc. *	15,599	2,213,966
Dycom Industries, Inc. *	2,764	1,144,572
EnerSys	32,471	6,924,765
ESCO Technologies, Inc.	5,331	1,726,977
Federal Signal Corp.	12,071	1,486,302
Franklin Electric Co., Inc.	5,236	524,595
Griffon Corp.	34,869	3,179,007
IES Holdings, Inc. *	3,178	2,046,886
Kennametal, Inc.	44,287	1,714,350
Legence Corp., Class A *	10,677	928,472
Leonardo DRS, Inc.	26,379	1,071,779
LSI Industries, Inc.	39,116	950,910
Mercury Systems, Inc. *	26,078	2,057,815
Modine Manufacturing Co. *	11,473	2,921,370
Moog, Inc., Class A	21,561	6,496,545
Mueller Water Products, Inc., Class A	52,079	1,452,483
MYR Group, Inc. *	5,787	2,342,636
Nextpower, Inc., Class A *	50,418	6,006,296
Powell Industries, Inc.	9,541	2,645,433
Power Solutions International, Inc. *	10,831	793,587
Primoris Services Corp.	11,818	2,140,831
Resideo Technologies, Inc. *	30,448	1,259,634
SPX Technologies, Inc. *	14,541	3,183,170
Sterling Infrastructure, Inc. *	11,355	5,854,865
SECURITY	NUMBER OF SHARES	VALUE ($)
Tutor Perini Corp.	23,467	2,180,554
V2X, Inc. *	44,176	2,995,575
Vicor Corp. *	8,615	2,319,761
VSE Corp.	4,860	834,365
Watts Water Technologies, Inc., Class A	14,092	4,229,855
		121,510,706

Commercial & Professional Services 2.2%
Brink's Co.	21,040	2,246,020
Cimpress PLC *	13,903	1,229,859
Deluxe Corp.	31,539	982,440
ExlService Holdings, Inc. *	20,242	645,315
Huron Consulting Group, Inc. *	3,570	466,474
IBEX Holdings Ltd. *	151,743	4,210,868
Maximus, Inc.	12,463	817,822
Resolute Holdings Management, Inc. *	3,877	527,621
TriNet Group, Inc.	11,194	512,461
Upwork, Inc. *	52,919	547,712
Verra Mobility Corp., Class A *	149,377	2,215,261
Willdan Group, Inc. *	12,339	937,764
		15,339,617

Consumer Discretionary Distribution & Retail 1.6%
Abercrombie & Fitch Co., Class A *	5,416	462,256
Designer Brands, Inc., Class A	76,484	573,630
Group 1 Automotive, Inc.	1,512	539,587
Kohl's Corp.	53,926	764,131
Revolve Group, Inc. *	13,503	343,651
Sally Beauty Holdings, Inc. *	178,914	2,537,001
Signet Jewelers Ltd.	16,585	1,476,563
ThredUp, Inc., Class A *	39,382	168,949
Urban Outfitters, Inc. *	26,313	1,850,856
Victoria's Secret & Co. *	29,078	1,507,113
Zumiez, Inc. *	32,114	789,041
		11,012,778

Consumer Durables & Apparel 2.8%
Champion Homes, Inc. *	41,059	3,129,928
Figs, Inc., Class A *	30,427	455,188
Green Brick Partners, Inc. *	18,475	1,245,954
Installed Building Products, Inc.	11,948	3,447,595
Kontoor Brands, Inc.	20,994	1,540,120
M/I Homes, Inc. *	6,705	881,641
Peloton Interactive, Inc., Class A *	303,448	1,653,792
Polaris, Inc.	43,216	2,863,924
Sonos, Inc. *	224,304	3,326,428
Taylor Morrison Home Corp., Class A *	18,103	1,099,576
		19,644,146

Consumer Services 4.2%
Accel Entertainment, Inc., Class A *	219,086	2,736,384
American Public Education, Inc. *	26,802	1,558,536
BJ's Restaurants, Inc. *	57,171	2,195,366
Brinker International, Inc. *	32,652	4,970,940
Cheesecake Factory, Inc.	28,675	1,802,797
Coursera, Inc. *	103,860	617,967
Covista, Inc. *	27,172	3,130,758
Frontdoor, Inc. *	46,550	3,194,727
Laureate Education, Inc. *	26,581	799,955
Life Time Group Holdings, Inc. *	29,700	796,257
Monarch Casino & Resort, Inc.	42,926	5,094,887
Navan, Inc., Class A *	35,087	613,672
See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
21

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rush Street Interactive, Inc. *	70,206	1,972,789
		29,485,035

Consumer Staples Distribution & Retail 0.3%
United Natural Foods, Inc. *	42,321	2,116,896

Energy 5.5%
California Resources Corp.	43,095	2,941,665
CNX Resources Corp. *	15,568	605,751
CVR Energy, Inc. *	58,397	1,935,277
Delek U.S. Holdings, Inc.	63,658	2,965,826
Forum Energy Technologies, Inc. *	12,724	799,958
Gulfport Energy Corp. *	15,120	2,911,205
Helix Energy Solutions Group, Inc. *	172,085	1,781,080
Helmerich & Payne, Inc.	79,436	3,207,626
Liberty Energy, Inc., Class A	31,055	1,049,348
Magnolia Oil & Gas Corp., Class A	17,148	518,555
Murphy Oil Corp.	57,052	2,382,491
Northern Oil & Gas, Inc.	60,566	1,644,973
Oil States International, Inc. *	189,734	2,178,146
Par Pacific Holdings, Inc. *	45,397	2,981,221
Patterson-UTI Energy, Inc.	34,462	421,126
PBF Energy, Inc., Class A	59,319	2,572,072
Peabody Energy Corp.	15,712	418,882
ProFrac Holding Corp., Class A *	116,987	882,082
ProPetro Holding Corp. *	23,505	402,641
Scorpio Tankers, Inc.	28,335	2,304,485
Talos Energy, Inc. *	31,999	509,424
Teekay Corp. Ltd.	79,984	1,068,586
Tidewater, Inc. *	3,990	356,427
Transocean Ltd. *	243,903	1,663,418
		38,502,265

Equity Real Estate Investment Trusts (REITs) 4.6%
Alexander's, Inc.	4,519	1,138,607
American Assets Trust, Inc.	217,529	4,511,551
CBL & Associates Properties, Inc.	99,536	4,481,111
COPT Defense Properties	19,487	608,969
DiamondRock Hospitality Co.	632,019	6,446,594
Global Net Lease, Inc.	75,713	723,816
Kite Realty Group Trust	29,485	771,328
Outfront Media, Inc.	225,319	6,951,091
Sabra Health Care REIT, Inc.	44,751	924,556
Xenia Hotels & Resorts, Inc.	348,378	5,668,110
		32,225,733

Financial Services 7.0%
Artisan Partners Asset Management, Inc., Class A	26,504	992,310
Atlanticus Holdings Corp. *	20,494	1,627,429
BGC Group, Inc., Class A	275,796	3,097,189
Bread Financial Holdings, Inc.	62,484	5,297,394
Donnelley Financial Solutions, Inc. *	29,646	1,491,194
Enova International, Inc. *	43,526	7,373,740
Essent Group Ltd.	31,180	1,887,014
EVERTEC, Inc.	110,882	3,274,345
Jackson Financial, Inc., Class A	49,177	5,693,221
Marex Group PLC	22,350	1,192,372
NMI Holdings, Inc., Class A *	54,569	2,112,366
Pagseguro Digital Ltd., Class A	202,231	2,026,355
PJT Partners, Inc., Class A	19,091	2,915,959
PROG Holdings, Inc.	50,060	1,793,650
Regional Management Corp.	20,875	779,681
StoneCo Ltd., Class A	85,067	934,036
SECURITY	NUMBER OF SHARES	VALUE ($)
StoneX Group, Inc. *	11,111	1,178,099
Virtus Investment Partners, Inc.	25,959	3,778,332
World Acceptance Corp. *	11,707	1,722,802
		49,167,488

Food, Beverage & Tobacco 0.0%
Seneca Foods Corp., Class A *	2,829	395,664

Health Care Equipment & Services 2.5%
Alphatec Holdings, Inc. *	72,447	707,083
AtriCure, Inc. *	21,713	610,352
Aveanna Healthcare Holdings, Inc. *	24,105	157,647
Axogen, Inc. *	9,268	400,378
BrightSpring Health Services, Inc. *	43,003	2,062,854
Brookdale Senior Living, Inc. *	48,410	695,168
Ensign Group, Inc.	2,457	458,697
Guardant Health, Inc. *	13,803	1,201,965
Guardian Pharmacy Services, Inc., Class A *	24,263	900,157
Haemonetics Corp. *	11,664	700,890
HealthEquity, Inc. *	23,566	1,933,119
IRhythm Holdings, Inc. *	5,160	666,466
LivaNova PLC *	33,996	2,043,159
OmniAb, Inc., Class A *(a)	5,508	0
OmniAb, Inc., Class B *(a)	5,508	0
OptimizeRx Corp. *	23,361	145,539
Option Care Health, Inc. *	83,563	1,698,836
PACS Group, Inc. *	20,328	682,004
Tactile Systems Technology, Inc. *	50,556	1,163,799
Teladoc Health, Inc. *	119,912	726,667
Tenet Healthcare Corp. *	4,984	882,766
		17,837,546

Household & Personal Products 0.2%
Herbalife Ltd. *	96,358	1,599,543

Insurance 1.1%
CNO Financial Group, Inc.	86,055	3,825,145
Heritage Insurance Holdings, Inc. *	27,231	798,413
Palomar Holdings, Inc. *	3,976	478,631
Selective Insurance Group, Inc.	6,051	507,981
Universal Insurance Holdings, Inc.	52,265	2,071,262
		7,681,432

Materials 4.8%
Alpha Metallurgical Resources, Inc. *	3,415	636,727
Avient Corp.	38,839	1,440,150
Caledonia Mining Corp. PLC	32,881	752,975
Century Aluminum Co. *	20,296	1,206,394
Chemours Co.	83,345	2,246,148
Coeur Mining, Inc. *	241,507	4,339,881
Commercial Metals Co.	54,736	3,774,594
Compass Minerals International, Inc. *	34,722	927,425
Constellium SE, Class A *	135,596	4,241,443
HB Fuller Co.	23,624	1,429,724
Hecla Mining Co.	168,101	3,029,180
Koppers Holdings, Inc.	20,051	818,682
Materion Corp.	7,176	1,319,021
Mativ Holdings, Inc.	206,752	1,918,659
Minerals Technologies, Inc.	10,159	730,838
Novagold Resources, Inc. *	130,511	1,051,919
O-I Glass, Inc. *	125,656	1,144,726
SSR Mining, Inc. *	84,281	2,428,136
See financial notes
22
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Warrior Met Coal, Inc.	7,650	687,352
		34,123,974

Media & Entertainment 0.7%
AMC Global Media, Inc., Class A *	99,171	841,962
CuriosityStream, Inc.	29,828	93,958
Gray Media, Inc.	62,143	350,486
IMAX Corp. *	23,299	885,828
John Wiley & Sons, Inc., Class A	38,637	1,581,412
Nexxen International Ltd. *	39,426	289,387
Stagwell, Inc., Class A *	78,810	494,139
Thryv Holdings, Inc. *	32,514	116,400
Yelp, Inc., Class A *	15,888	438,509
		5,092,081

Pharmaceuticals, Biotechnology & Life Sciences 14.8%
10X Genomics, Inc., Class A *	88,184	1,944,457
Adaptive Biotechnologies Corp. *	82,595	1,164,590
Alkermes PLC *	68,561	2,311,191
Amneal Pharmaceuticals, Inc. *	272,348	3,505,119
AnaptysBio, Inc. *	27,466	1,805,340
ANI Pharmaceuticals, Inc. *	19,179	1,523,772
Arcus Biosciences, Inc. *	72,508	1,848,954
Arcutis Biotherapeutics, Inc. *	104,206	2,419,663
Ardelyx, Inc. *	129,153	817,539
Arrowhead Pharmaceuticals, Inc. *	51,351	3,773,272
Aurinia Pharmaceuticals, Inc. *	93,873	1,444,236
Axsome Therapeutics, Inc. *	19,228	3,994,617
Beam Therapeutics, Inc. *	36,762	1,114,991
BioCryst Pharmaceuticals, Inc. *	236,752	2,168,648
Bridgebio Pharma, Inc. *	61,465	4,370,776
CareDx, Inc. *	101,391	2,109,947
Catalyst Pharmaceuticals, Inc. *	230,665	6,488,606
Cogent Biosciences, Inc. *	29,274	1,047,716
Collegium Pharmaceutical, Inc. *	56,764	1,914,650
Emergent BioSolutions, Inc. *	55,737	458,716
Enanta Pharmaceuticals, Inc. *	76,714	1,065,557
Erasca, Inc. *	48,842	520,167
Evommune, Inc. *	22,658	539,260
First Tracks Biotherapeutics, Inc. *	28,485	662,846
Fortrea Holdings, Inc. *	98,309	1,130,554
GRAIL, Inc. *	8,432	459,375
Harmony Biosciences Holdings, Inc. *	44,844	1,401,823
Indivior Pharmaceuticals, Inc. *	115,558	4,250,223
Kiniksa Pharmaceuticals International PLC *	31,257	1,681,001
Kodiak Sciences, Inc. *	15,531	675,288
Krystal Biotech, Inc. *	2,550	668,763
Ligand Pharmaceuticals, Inc. *	4,088	937,992
Madrigal Pharmaceuticals, Inc. *	6,369	3,295,257
Medpace Holdings, Inc. *	3,362	1,407,535
Mesa Laboratories, Inc.	7,353	735,300
MiMedx Group, Inc. *	572,763	1,924,484
Mirum Pharmaceuticals, Inc. *	34,907	3,396,800
Monte Rosa Therapeutics, Inc. *	33,084	633,559
Myriad Genetics, Inc. *	365,484	1,736,049
Novavax, Inc. *	82,036	650,135
Nurix Therapeutics, Inc. *	42,049	702,218
Organogenesis Holdings, Inc., Class A *	341,648	802,873
Pacira BioSciences, Inc. *	89,241	2,274,753
Phibro Animal Health Corp., Class A	51,442	2,735,686
Praxis Precision Medicines, Inc. *	3,777	1,204,221
Prestige Consumer Healthcare, Inc. *	29,863	1,681,884
PTC Therapeutics, Inc. *	14,440	939,466
Relay Therapeutics, Inc. *	61,055	791,273
Rhythm Pharmaceuticals, Inc. *	20,260	1,648,354
SECURITY	NUMBER OF SHARES	VALUE ($)
Rigel Pharmaceuticals, Inc. *	30,431	879,456
Septerna, Inc. *	12,655	300,683
Spyre Therapeutics, Inc. *	15,681	1,167,450
Stoke Therapeutics, Inc. *	10,764	352,198
Supernus Pharmaceuticals, Inc. *	27,502	1,320,096
Taysha Gene Therapies, Inc. *	94,410	603,280
Travere Therapeutics, Inc. *	58,899	2,480,826
Twist Bioscience Corp. *	34,828	2,035,697
Vanda Pharmaceuticals, Inc. *	127,393	904,490
Veracyte, Inc. *	68,525	2,255,843
Vir Biotechnology, Inc. *	159,554	1,629,844
Xenon Pharmaceuticals, Inc. *	17,786	996,727
Xeris Biopharma Holdings, Inc. *	102,285	626,496
Zymeworks, Inc. *	65,089	1,792,551
		104,125,133

Real Estate Management & Development 0.2%
Newmark Group, Inc., Class A	68,890	1,110,507

Semiconductors & Semiconductor Equipment 5.2%
ACM Research, Inc., Class A *	12,329	637,286
Ambarella, Inc. *	30,358	2,088,630
Axcelis Technologies, Inc. *	25,313	3,521,291
Credo Technology Group Holding Ltd. *	43,033	7,488,172
Diodes, Inc. *	9,804	1,050,499
FormFactor, Inc. *	20,049	2,725,261
Impinj, Inc. *	3,944	571,564
Penguin Solutions, Inc. *	89,623	2,725,435
Photronics, Inc. *	48,714	2,410,369
Rigetti Computing, Inc. *	54,413	949,507
Semtech Corp. *	33,359	3,504,363
SiTime Corp. *	6,365	3,578,085
Synaptics, Inc. *	42,092	3,939,390
Ultra Clean Holdings, Inc. *	18,665	1,458,670
		36,648,522

Software & Services 4.9%
8x8, Inc. *	264,099	507,070
Alarm.com Holdings, Inc. *	29,480	1,309,207
Appian Corp., Class A *	40,191	835,571
Asana, Inc., Class A *	298,183	1,884,517
Blackbaud, Inc. *	67,155	2,496,151
BlackLine, Inc. *	17,722	553,812
Box, Inc., Class A *	158,317	3,831,271
Consensus Cloud Solutions, Inc. *	47,679	1,233,933
Domo, Inc., Class B *	147,943	526,677
D-Wave Quantum, Inc. *	48,146	976,401
DXC Technology Co. *	79,916	904,649
eGain Corp. *	76,785	580,495
Five9, Inc. *	73,002	1,255,634
Intapp, Inc. *	21,928	492,284
Progress Software Corp. *	58,411	1,626,746
Qualys, Inc. *	48,803	4,242,445
Red Violet, Inc. *	26,458	990,323
RingCentral, Inc., Class A	108,698	4,371,834
Sprout Social, Inc., Class A *	179,425	1,076,550
Tenable Holdings, Inc. *	33,147	692,441
Teradata Corp. *	144,150	3,798,352
		34,186,363

Technology Hardware & Equipment 6.2%
ADTRAN Holdings, Inc. *	17,716	313,396
Advanced Energy Industries, Inc.	15,714	6,032,762
Arlo Technologies, Inc. *	108,557	1,525,226
See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
23

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Belden, Inc.	20,488	2,304,490
Calix, Inc. *	20,782	905,264
Digi International, Inc. *	8,271	463,507
Extreme Networks, Inc. *	219,200	4,842,128
Fabrinet *	10,330	7,060,245
IonQ, Inc. *	54,751	2,470,365
Itron, Inc. *	26,220	2,197,236
Napco Security Technologies, Inc.	32,038	1,497,777
nLight, Inc. *	27,514	1,921,853
OSI Systems, Inc. *	9,821	2,817,841
Plexus Corp. *	4,424	1,108,566
Sanmina Corp. *	13,781	3,001,777
TTM Technologies, Inc. *	24,318	3,847,594
Vistance Networks, Inc. *	34,580	442,451
Xerox Holdings Corp.	292,771	658,735
		43,411,213

Telecommunication Services 0.7%
Gogo, Inc. *	141,006	589,405
IDT Corp., Class B	41,080	2,060,162
Lumen Technologies, Inc. *	258,544	2,285,529
		4,935,096

Transportation 0.6%
Costamare Bulkers Holdings Ltd. *	35,459	612,732
Hertz Global Holdings, Inc. *(b)	74,295	472,516
Matson, Inc.	4,008	699,115
SkyWest, Inc. *	27,527	2,260,517
		4,044,880

Utilities 1.5%
Hallador Energy Co. *	72,274	1,122,415
Hawaiian Electric Industries, Inc. *	124,508	1,876,336
New Jersey Resources Corp.	20,943	1,179,300
Oklo, Inc. *	20,459	1,483,278
Ormat Technologies, Inc.	6,401	735,475
SECURITY	NUMBER OF SHARES	VALUE ($)
Portland General Electric Co.	86,598	4,497,034
		10,893,838
Total Common Stocks (Cost $520,427,756)		683,828,295

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)(d)	453,980	453,980
Total Short-Term Investments (Cost $453,980)		453,980
Total Investments in Securities (Cost $520,881,736)		684,282,275

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/18/26	230	32,289,700	3,578,375

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs.
(b)	All or a portion of this security is on loan.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $448,889.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended April 30, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at April 30, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Household & Personal Products 0.0%
Nu Skin Enterprises, Inc., Class A	$—	$—	($284,127 )	($20,668 )	($1,358 )	$—	—	$1,714

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A*	—	—	(435,605)	50,184	17,190	—	—	—
Gray Media, Inc.	—	255,780	(958,320)	(108,665)	275,212	—	—	28,599
						—
Total	$—	$255,780	($1,678,052 )	($79,149 )	$291,044	$—		$30,313

*	Non-income producing security.
See financial notes
24
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Equity Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$665,990,749	$—	$—	$665,990,749
Health Care Equipment & Services	17,837,546	—	0 *	17,837,546
Short-Term Investments[1]	453,980	—	—	453,980
Futures Contracts[2]	3,578,375	—	—	3,578,375
Total	$687,860,650	$—	$0	$687,860,650

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
25

Schwab Small-Cap Equity Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $520,881,736) including securities on loan of $448,889		$684,282,275
Cash		30,575,486
Deposit with broker for futures contracts		2,476,845
Receivables:
Investments sold		970,944
Variation margin on future contracts		690,000
Dividends		376,001
Fund shares sold		120,235
Income from securities on loan		1,432
Prepaid expenses	+	21,909
Total assets		719,515,127

Liabilities
Collateral held for securities on loan		453,980
Payables:
Fund shares redeemed		14,013,417
Investments bought		975,472
Investment adviser and administrator fees		455,102
Shareholder service fees		134,139
Independent trustees’ fees		105
Accrued expenses	+	58,722
Total liabilities		16,090,937
Net assets		$703,424,190

Net Assets by Source
Capital received from investors		$501,473,188
Total distributable earnings	+	201,951,002
Net assets		$703,424,190

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$703,424,190		30,139,577		$23.34

See financial notes
26
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Equity Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers		$3,459,825
Other Interest		228,211
Dividends received from securities - affiliated issuers		30,313
Securities on loan, net	+	8,381
Total investment income		3,726,730

Expenses
Investment adviser and administrator fees		2,640,286
Shareholder service fees		792,589
Portfolio accounting fees		25,534
Professional fees		17,684
Registration fees		16,518
Shareholder reports		10,862
Custodian fees		6,954
Independent trustees’ fees		3,660
Transfer agent fees		1,187
Other expenses	+	2,714
Total expenses	–	3,517,988
Net investment income		208,742

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(79,149)
Net realized gains on sales of securities - unaffiliated issuers		37,519,363
Net realized gains on futures contracts	+	521,892
Net realized gains		37,962,106
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		291,044
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		63,722,032
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,693,219
Net change in unrealized appreciation (depreciation)		66,706,295
Net realized and unrealized gains		104,668,401
Increase in net assets resulting from operations		$104,877,143
See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
27

Schwab Small-Cap Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$208,742	$1,098,616
Net realized gains		37,962,106	48,454,167
Net change in unrealized appreciation (depreciation)	+	66,706,295	26,246,248
Increase in net assets resulting from operations		$104,877,143	$75,799,031

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($51,808,576 )	($77,173,565 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,341,558	$28,849,273	3,562,037	$68,640,188
Shares reinvested		1,879,342	39,015,140	2,866,426	58,073,813
Shares redeemed	+	(2,887,892)	(63,397,393)	(4,999,601)	(99,530,658)
Net transactions in fund shares		333,008	$4,467,020	1,428,862	$27,183,343

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,806,569	$645,888,603	28,377,707	$620,079,794
Total increase	+	333,008	57,535,587	1,428,862	25,808,809
End of period		30,139,577	$703,424,190	29,806,569	$645,888,603
See financial notes
28
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Health Care Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$25.04	$27.31	$24.05	$26.08	$30.58	$26.27
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.22	0.17	0.20	0.20	0.21
Net realized and unrealized gains (losses)	0.52	(0.28)	4.00	(1.14)	(1.13)	7.09
Total from investment operations	0.64	(0.06)	4.17	(0.94)	(0.93)	7.30
Less distributions:
Distributions from net investment income	(0.25)	(0.18)	(0.22)	(0.19)	(0.23)	(0.23)
Distributions from net realized gains	(1.15)	(2.03)	(0.69)	(0.90)	(3.34)	(2.76)
Total distributions	(1.40)	(2.21)	(0.91)	(1.09)	(3.57)	(2.99)
Net asset value at end of period	$24.28	$25.04	$27.31	$24.05	$26.08	$30.58
Total return	2.35%*	0.20%	17.67%	(4.04%)	(3.82%)	30.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	N/A	N/A	0.79%[2]	0.80%[2]	0.80%
Total expenses	0.80%**	0.80%	0.79%	0.79%[2]	0.80%[2]	0.80%
Net investment income (loss)	0.95%**	0.89%	0.62%	0.79%	0.76%	0.76%
Portfolio turnover rate	25%*	41%	64%	53%	59%	70%
Net assets, end of period (x 1,000,000)	$614	$640	$792	$733	$829	$902

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
29

Schwab Health Care Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Belgium 0.3%
UCB SA *	6,777	1,845,318

Canada 0.2%
Aurinia Pharmaceuticals, Inc. *	75,100	1,155,414

China 0.4%
Consun Pharmaceutical Group Ltd.	1,093,000	2,264,861
Livzon Pharmaceutical Group, Inc., H Shares	62,300	223,986
		2,488,847

Denmark 0.2%
Novo Nordisk AS, Class B	29,853	1,269,825

France 1.9%
Ipsen SA	35,195	6,912,358
Sanofi SA	53,327	4,990,151
		11,902,509

Ireland 0.2%
Jazz Pharmaceuticals PLC *	6,375	1,294,253

Japan 3.1%
Asahi Intecc Co. Ltd.	69,900	1,470,876
Astellas Pharma, Inc.	569,700	8,073,642
Chugai Pharmaceutical Co. Ltd.	28,000	1,493,222
Hoya Corp.	31,000	5,789,055
Shionogi & Co. Ltd.	110,500	2,232,424
		19,059,219

Netherlands 0.6%
Koninklijke Philips NV	139,574	3,681,650

New Zealand 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	75,402	1,624,933

Republic of Korea 0.3%
Hugel, Inc. *	3,776	649,010
Samsung Biologics Co. Ltd. *	1,513	1,508,520
		2,157,530

Sweden 0.3%
Ambea AB	94,458	1,433,329
Elekta AB, B Shares	49,962	290,170
		1,723,499

Switzerland 5.5%
Galenica AG	6,976	743,267
Novartis AG	124,222	18,358,728
Roche Holding AG	35,909	14,632,912
		33,734,907

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 4.8%
AstraZeneca PLC	62,398	11,838,287
Convatec Group PLC	300,703	862,363
GSK PLC	501,826	13,156,607
Smith & Nephew PLC	219,861	3,402,088
		29,259,345

United States 81.5%
10X Genomics, Inc., Class A *	64,773	1,428,245
Abbott Laboratories	68,331	6,203,771
AbbVie, Inc.	170,710	36,074,437
Agilent Technologies, Inc.	42,455	4,905,675
Amgen, Inc.	46,621	16,142,521
Amneal Pharmaceuticals, Inc. *	50,864	654,620
AnaptysBio, Inc. *	11,939	784,750
ANI Pharmaceuticals, Inc. *	43,420	3,449,719
Axsome Therapeutics, Inc. *	9,678	2,010,604
Becton Dickinson & Co.	43,876	6,539,279
BioCryst Pharmaceuticals, Inc. *	175,900	1,611,244
Biogen, Inc. *	9,232	1,747,433
BioMarin Pharmaceutical, Inc. *	26,466	1,426,782
Boston Scientific Corp. *	195,015	11,234,814
Bridgebio Pharma, Inc. *	8,682	617,377
BrightSpring Health Services, Inc. *	94,481	4,532,254
Bristol-Myers Squibb Co.	121,715	7,374,712
Cardinal Health, Inc.	36,256	6,993,057
Catalyst Pharmaceuticals, Inc. *	91,493	2,573,698
Cigna Group	39,375	11,441,587
Danaher Corp.	34,887	6,243,029
Dentsply Sirona, Inc.	101,374	1,191,144
Elevance Health, Inc.	3,673	1,382,591
Eli Lilly & Co.	78,956	73,792,278
Ensign Group, Inc.	15,483	2,890,521
Exelixis, Inc. *	158,852	7,062,560
GE HealthCare Technologies, Inc.	150,801	9,174,733
Gilead Sciences, Inc.	184,596	24,152,541
HCA Healthcare, Inc.	18,988	8,249,337
HealthEquity, Inc. *	74,678	6,125,836
IDEXX Laboratories, Inc. *	8,736	4,899,149
Incyte Corp. *	51,686	4,924,125
Innoviva, Inc. *	131,747	3,028,864
Intuitive Surgical, Inc. *	7,152	3,272,827
IQVIA Holdings, Inc. *	34,041	5,391,073
Johnson & Johnson	192,947	44,348,868
Madrigal Pharmaceuticals, Inc. *	2,698	1,395,918
Maximus, Inc.	11,600	761,192
McKesson Corp.	11,343	9,246,814
Medpace Holdings, Inc. *	1,960	820,574
Medtronic PLC	205,295	16,622,736
Merck & Co., Inc.	245,830	26,839,719
Merit Medical Systems, Inc. *	19,700	1,343,146
Mettler-Toledo International, Inc. *	1,500	1,914,915
Mirum Pharmaceuticals, Inc. *	14,735	1,433,863
Natera, Inc. *	17,925	3,695,418
Neurocrine Biosciences, Inc. *	6,200	816,354
Pfizer, Inc.	43,180	1,152,906
Prestige Consumer Healthcare, Inc. *	75,168	4,233,462
Regeneron Pharmaceuticals, Inc.	14,943	10,565,598
ResMed, Inc.	25,092	5,364,920
STERIS PLC	33,402	7,244,226
Stryker Corp.	51,270	16,156,715
Thermo Fisher Scientific, Inc.	24,108	11,546,768
United Therapeutics Corp. *	11,322	6,468,825
UnitedHealth Group, Inc.	62,284	23,074,976
Veracyte, Inc. *	114,165	3,758,312
Vertex Pharmaceuticals, Inc. *	24,059	10,282,335
See financial notes
30
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Health Care Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xeris Biopharma Holdings, Inc. *	51,241	313,851
Zoetis, Inc.	13,154	1,512,315
		500,441,913
Total Common Stocks (Cost $391,055,027)		611,639,162
Total Investments in Securities (Cost $391,055,027)		611,639,162

*	Non-income producing security.

% OF NET ASSETS
INDUSTRY WEIGHTINGS
Pharmaceuticals	41.9%
Biotechnology	22.4%
Health Care Equipment	15.6%
Life Sciences Tools & Services	5.5%
Managed Health Care	5.0%
% OF NET ASSETS
Health Care Distributors	2.8%
Health Care Services	2.6%
Health Care Facilities	2.0%
Health Care Supplies	1.7%
Other (a)	0.1%
Total	99.6%

(a)	Includes holdings within industries that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$502,891,580	$—	$—	$502,891,580
Belgium	—	1,845,318	—	1,845,318
China	223,986	2,264,861	—	2,488,847
Denmark	—	1,269,825	—	1,269,825
France	—	11,902,509	—	11,902,509
Japan	—	19,059,219	—	19,059,219
Netherlands	—	3,681,650	—	3,681,650
New Zealand	—	1,624,933	—	1,624,933
Republic of Korea	—	2,157,530	—	2,157,530
Sweden	1,433,329	290,170	—	1,723,499
Switzerland	743,267	32,991,640	—	33,734,907
United Kingdom	—	29,259,345	—	29,259,345
Total	$505,292,162	$106,347,000	$—	$611,639,162

[1]	As categorized in the Portfolio Holdings.
See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
31

Schwab Health Care Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $391,055,027)		$611,639,162
Cash		1,117,066
Foreign currency, at value (cost $18,414)		18,414
Receivables:
Foreign tax reclaims		1,740,843
Dividends		661,308
Fund shares sold		60,127
Prepaid expenses	+	22,667
Total assets		615,259,587

Liabilities
Payables:
Fund shares redeemed		533,232
Investment adviser and administrator fees		277,963
Shareholder service fees		120,882
Independent trustees’ fees		119
Accrued expenses	+	61,006
Total liabilities		993,202
Net assets		$614,266,385

Net Assets by Source
Capital received from investors		$367,131,328
Total distributable earnings	+	247,135,057
Net assets		$614,266,385

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$614,266,385		25,300,474		$24.28

See financial notes
32
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Health Care Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $210,669)		$5,690,074
Other Interest	+	10,311
Total investment income		5,700,385

Expenses
Investment adviser and administrator fees		1,737,433
Shareholder service fees		758,093
Portfolio accounting fees		27,429
Professional fees		16,310
Registration fees		14,563
Shareholder reports		13,796
Custodian fees		6,122
Independent trustees’ fees		3,687
Transfer agent fees		1,562
Other expenses	+	17,277
Total expenses	–	2,596,272
Net investment income		3,104,113

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		25,033,255
Net realized gains on foreign currency transactions	+	11,579
Net realized gains		25,044,834
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(11,814,284)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	51,058
Net change in unrealized appreciation (depreciation)		(11,763,226)
Net realized and unrealized gains		13,281,608
Increase in net assets resulting from operations		$16,385,721
See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
33

Schwab Health Care Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$3,104,113	$6,088,120
Net realized gains		25,044,834	28,966,107
Net change in unrealized appreciation (depreciation)	+	(11,763,226)	(40,370,761)
Increase (decrease) in net assets resulting from operations		$16,385,721	($5,316,534 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($35,307,749 )	($62,431,161 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		853,205	$22,113,463	1,379,892	$33,655,131
Shares reinvested		1,172,280	29,611,791	2,227,054	52,870,270
Shares redeemed	+	(2,272,226)	(58,358,166)	(7,046,735)	(170,495,729)
Net transactions in fund shares		(246,741)	($6,632,912 )	(3,439,789)	($83,970,328 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		25,547,215	$639,821,325	28,987,004	$791,539,348
Total decrease	+	(246,741)	(25,554,940)	(3,439,789)	(151,718,023)
End of period		25,300,474	$614,266,385	25,547,215	$639,821,325
See financial notes
34
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab International Core Equity Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$15.17	$12.08	$9.84	$8.71	$11.55	$9.11
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17	0.33	0.26	0.27	0.34	0.21
Net realized and unrealized gains (losses)	1.72	3.06	2.27	1.18	(2.86)	2.34
Total from investment operations	1.89	3.39	2.53	1.45	(2.52)	2.55
Less distributions:
Distributions from net investment income	(0.39)	(0.30)	(0.29)	(0.32)	(0.32)	(0.11)
Distributions from net realized gains	(0.42)	—	—	—	—	—
Total distributions	(0.81)	(0.30)	(0.29)	(0.32)	(0.32)	(0.11)
Net asset value at end of period	$16.25	$15.17	$12.08	$9.84	$8.71	$11.55
Total return	12.92%*	28.77%	26.12%	16.74%	(22.40%)	28.12%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.86%**	0.86%	0.86%	0.86%	0.86%[2]	0.86%
Total expenses	0.86%**	0.87%	0.87%	0.87%	0.89%[2]	0.86%
Net investment income (loss)	2.13%**	2.50%	2.20%	2.65%	3.40%	1.93%
Portfolio turnover rate	39%*	76%	64%	62%	94%	103%
Net assets, end of period (x 1,000,000)	$979	$831	$611	$511	$507	$693

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
35

Schwab International Core Equity Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.6% OF NET ASSETS

Australia 5.4%
ANZ Group Holdings Ltd.	24,622	653,997
Aristocrat Leisure Ltd.	222,342	7,649,781
BHP Group Ltd.	302,535	11,974,137
Commonwealth Bank of Australia	30,000	3,778,699
Evolution Mining Ltd.	335,872	2,969,493
Fortescue Ltd.	227,600	3,280,415
Perseus Mining Ltd.	1,585,124	6,352,682
QBE Insurance Group Ltd.	256,028	4,147,107
Ramelius Resources Ltd.	707,740	1,756,591
Telstra Group Ltd.	2,578,940	9,904,475
		52,467,377

Brazil 0.5%
BB Seguridade Participacoes SA	663,800	4,541,691

Canada 2.2%
Suncor Energy, Inc.	127,500	8,736,850
Toronto-Dominion Bank (a)	117,900	12,700,929
		21,437,779

China 2.3%
Aluminum Corp. of China Ltd., H Shares	1,892,000	2,770,943
China Life Insurance Co. Ltd., H Shares	859,000	3,168,895
NetEase, Inc.	258,700	6,055,954
New China Life Insurance Co. Ltd., H Shares	291,400	1,913,695
PetroChina Co. Ltd., H Shares	3,133,000	4,832,696
Sino Biopharmaceutical Ltd.	568,000	395,364
SITC International Holdings Co. Ltd.	764,000	3,198,845
		22,336,392

Denmark 1.1%
Danske Bank AS	155,880	8,013,554
ISS AS	31,749	1,164,700
Pandora AS	23,446	1,784,216
		10,962,470

Finland 2.1%
Konecranes OYJ	143,730	4,720,524
Nordea Bank Abp	353,215	6,621,752
Wartsila OYJ Abp	216,880	9,108,345
		20,450,621

France 8.4%
AXA SA	67,991	3,277,525
BNP Paribas SA	168,340	17,679,310
Christian Dior SE	3,013	1,509,618
Credit Agricole SA	424,069	8,282,962
Ipsen SA	67,349	13,227,457
Safran SA	10,480	3,365,260
Sanofi SA	157,916	14,777,219
Societe Generale SA	170,666	13,738,615
TotalEnergies SE	30,000	2,789,206
Veolia Environnement SA	80,000	3,383,133
		82,030,305

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 8.0%
Allianz SE	19,320	8,824,069
Continental AG *	131,713	9,965,806
Deutsche Bank AG	200,871	6,240,867
Deutsche Telekom AG	506,998	16,376,358
Heidelberg Materials AG	13,374	2,950,881
IONOS Group SE *	17,983	553,546
Mercedes-Benz Group AG	105,688	6,160,564
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,118	7,846,817
SAP SE	9,941	1,669,025
Siemens AG	18,887	5,612,481
Siemens Energy AG	57,227	12,127,647
		78,328,061

Greece 1.4%
Hellenic Telecommunications Organization SA	663,241	14,143,757

Hong Kong 0.8%
Sun Hung Kai Properties Ltd.	279,000	4,884,475
WH Group Ltd.	1,388,000	1,687,042
Wharf Real Estate Investment Co. Ltd.	253,000	792,268
		7,363,785

Indonesia 0.4%
Jardine Matheson Holdings Ltd.	63,600	4,335,757

Ireland 0.6%
AerCap Holdings NV	15,300	2,175,813
Ryanair Holdings PLC	139,491	3,659,847
		5,835,660

Italy 2.3%
Banca Mediolanum SpA	273,843	6,002,195
Enel SpA	938,682	10,959,753
UniCredit SpA	70,762	5,468,655
		22,430,603

Japan 20.1%
Asahi Intecc Co. Ltd.	192,600	4,052,799
Asics Corp.	170,200	4,833,273
Astellas Pharma, Inc.	1,051,200	14,897,335
Central Japan Railway Co.	411,800	9,879,274
Daiwa House Industry Co. Ltd.	125,000	3,813,870
Fast Retailing Co. Ltd.	6,800	3,201,067
Fujitsu Ltd.	214,000	4,295,268
Hitachi Construction Machinery Co. Ltd.	290,900	10,182,457
Hitachi Ltd.	315,000	10,016,479
Hoya Corp.	63,203	11,802,764
Hulic Co. Ltd.	321,500	3,626,030
Inpex Corp.	477,372	12,445,174
Japan Airlines Co. Ltd.	524,000	8,240,355
Japan Post Holdings Co. Ltd.	530,500	6,152,237
Japan Post Insurance Co. Ltd.	174,600	1,702,457
KDDI Corp.	205,800	3,367,820
Komatsu Ltd.	96,300	4,123,373
Lasertec Corp.	2,800	773,859
MatsukiyoCocokara & Co.	67,000	978,327
Mitsubishi Corp.	139,700	4,474,118
See financial notes
36
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab International Core Equity Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Heavy Industries Ltd.	114,000	3,402,430
Mitsubishi UFJ Financial Group, Inc.	996,619	17,902,103
Nomura Holdings, Inc.	449,200	3,598,014
ORIX Corp.	341,700	11,500,423
Otsuka Holdings Co. Ltd.	19,900	1,450,355
Recruit Holdings Co. Ltd.	104,000	4,817,796
Sanrio Co. Ltd.	314,500	1,832,782
Seibu Holdings, Inc.	237,400	5,586,612
Sony Group Corp.	407,900	8,172,410
Sumitomo Electric Industries Ltd.	69,800	4,595,228
Sumitomo Mitsui Financial Group, Inc.	172,500	6,090,811
Tokyo Electron Ltd.	4,900	1,443,945
USS Co. Ltd.	218,100	2,361,339
ZOZO, Inc.	234,300	1,577,415
		197,189,999

Netherlands 7.2%
ABN AMRO Bank NV, GDR	109,673	3,818,464
ASM International NV	3,000	2,934,827
ASML Holding NV	26,716	38,619,196
ING Groep NV, Series N	69,545	2,012,728
Koninklijke Ahold Delhaize NV	302,023	14,185,857
SBM Offshore NV	139,993	5,989,096
Wolters Kluwer NV	35,913	2,802,845
		70,363,013

Norway 0.8%
Kongsberg Gruppen ASA	65,679	2,197,642
Yara International ASA	95,063	5,534,274
		7,731,916

Republic of Korea 2.7%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,876	900,555
Samsung Electronics Co. Ltd.	89,859	13,531,650
SK Hynix, Inc.	13,850	12,350,987
		26,783,192

Singapore 0.8%
Oversea-Chinese Banking Corp. Ltd.	154,000	2,656,900
Yangzijiang Shipbuilding Holdings Ltd.	1,557,800	5,312,820
		7,969,720

South Africa 0.2%
Harmony Gold Mining Co. Ltd. (a)	111,344	1,755,241

Spain 4.0%
Aena SME SA (a)	229,477	6,267,614
Banco Santander SA	1,306,219	15,938,897
Industria de Diseno Textil SA (a)	113,550	6,796,039
International Consolidated Airlines Group SA	1,604,175	8,115,804
Naturgy Energy Group SA	77,345	2,430,980
		39,549,334

Sweden 2.8%
Atlas Copco AB, A Shares	728,104	13,992,434
Boliden AB	30,005	1,577,224
Telefonaktiebolaget LM Ericsson, B Shares	964,081	11,500,520
		27,070,178

SECURITY	NUMBER OF SHARES	VALUE ($)
Switzerland 9.4%
ABB Ltd.	162,087	16,393,425
Allwyn AG	74,207	1,059,755
Logitech International SA	95,002	9,377,883
Nestle SA	114,343	11,576,045
Novartis AG	174,823	25,837,033
Roche Holding AG	56,355	22,964,653
Schindler Holding AG, Participation Certificates	12,659	4,425,821
		91,634,615

Taiwan 1.9%
King Slide Works Co. Ltd.	13,000	1,649,289
Taiwan Semiconductor Manufacturing Co. Ltd.	238,000	16,522,400
United Integrated Services Co. Ltd.	27,000	823,723
		18,995,412

United Kingdom 13.2%
AstraZeneca PLC	34,786	6,599,677
Babcock International Group PLC	74,454	1,121,668
BAE Systems PLC	102,447	2,849,414
Barclays PLC	1,074,346	6,314,910
British American Tobacco PLC	97,309	5,730,994
Centrica PLC	1,150,506	3,362,803
Fresnillo PLC	109,846	4,850,443
Games Workshop Group PLC	29,282	7,766,364
GSK PLC	458,149	12,011,507
Howden Joinery Group PLC	45,863	483,868
HSBC Holdings PLC	1,000,213	18,403,735
IMI PLC	91,214	3,474,165
Imperial Brands PLC	270,063	10,260,404
National Grid PLC	206,743	3,700,819
NatWest Group PLC	664,754	5,301,992
Rio Tinto PLC	30,996	3,122,429
Rolls-Royce Holdings PLC	918,053	14,772,902
Shell PLC	412,231	18,742,812
		128,870,906
Total Common Stocks (Cost $740,062,044)		964,577,784
See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
37

Schwab International Core Equity Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.5% OF NET ASSETS

Money Market Funds 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (b)	3,251,245	3,251,245
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (b)(c)	21,390,458	21,390,458
		24,641,703
Total Short-Term Investments (Cost $24,641,703)		24,641,703
Total Investments in Securities (Cost $764,703,747)		989,219,487

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $20,718,140.

GDR —	Global Depositary Receipt

% OF NET ASSETS
SECTOR WEIGHTINGS
Financials	22.9%
Industrials	19.8%
Health Care	13.1%
Information Technology	11.8%
Consumer Discretionary	7.1%
Energy	5.5%
Communication Services	5.1%
Materials	5.0%
Consumer Staples	4.5%
Utilities	2.4%
Real Estate	1.4%
Short-Term Investments	2.5%
Total	101.1%

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$467,549,944	$—	$467,549,944
Brazil	4,541,691	—	—	4,541,691
Canada	21,437,779	—	—	21,437,779
Greece	14,143,757	—	—	14,143,757
Hong Kong	1,687,042	5,676,743	—	7,363,785
Ireland	2,175,813	3,659,847	—	5,835,660
Japan	4,917,081	192,272,918	—	197,189,999
Netherlands	14,185,857	56,177,156	—	70,363,013
Norway	2,197,642	5,534,274	—	7,731,916
Spain	2,430,980	37,118,354	—	39,549,334
United Kingdom	3,362,803	125,508,103	—	128,870,906
Short-Term Investments[1]	24,641,703	—	—	24,641,703
Total	$95,722,148	$893,497,339	$—	$989,219,487

[1]	As categorized in the Portfolio Holdings.
See financial notes
38
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab International Core Equity Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $764,703,747) including securities on loan of $20,718,140		$989,219,487
Foreign currency, at value (cost $9,014,197)		9,052,197
Receivables:
Investments sold		15,666,044
Dividends		3,711,306
Foreign tax reclaims		2,215,052
Fund shares sold		402,511
Income from securities on loan		12,704
Prepaid expenses	+	41,093
Total assets		1,020,320,394

Liabilities
Collateral held for securities on loan		21,390,458
Payables:
Investments bought		19,228,934
Investment adviser and administrator fees		463,573
Fund shares redeemed		385,608
Shareholder service fees		184,402
Independent trustees’ fees		42
Accrued expenses	+	75,006
Total liabilities		41,728,023
Net assets		$978,592,371

Net Assets by Source
Capital received from investors		$680,348,804
Total distributable earnings	+	298,243,567
Net assets		$978,592,371

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$978,592,371		60,227,775		$16.25

See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
39

Schwab International Core Equity Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,514,952)		$13,566,163
Other Interest		2,628
Securities on loan, net	+	29,486
Total investment income		13,598,277

Expenses
Investment adviser and administrator fees		2,630,067
Shareholder service fees		1,110,025
Custodian fees		44,438
Portfolio accounting fees		34,159
Registration fees		25,829
Professional fees		20,445 [1]
Shareholder reports		8,085
Transfer agent fees		4,973
Independent trustees’ fees		3,775
Other expenses	+	23,833
Total expenses		3,905,629
Expense reduction	–	259 [1]
Net expenses	–	3,905,370
Net investment income		9,692,907

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		68,709,687
Net realized gains on foreign currency transactions	+	113,027
Net realized gains		68,822,714
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		29,149,909
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	203,909
Net change in unrealized appreciation (depreciation)		29,353,818
Net realized and unrealized gains		98,176,532
Increase in net assets resulting from operations		$107,869,439

[1]	Includes professional fees of $259 associated with the filing of foreign withholding tax claims in the European Union deemed to be non-contingent and non-routine expenses of the fund.
See financial notes
40
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab International Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$9,692,907	$17,516,212
Net realized gains		68,822,714	83,106,202
Net change in unrealized appreciation (depreciation)	+	29,353,818	78,729,527
Increase in net assets resulting from operations		$107,869,439	$179,351,941

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($45,016,699 )	($15,343,968 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,571,164	$120,473,858	10,698,961	$144,524,302
Shares reinvested		2,660,636	39,829,716	1,151,053	13,651,480
Shares redeemed	+	(4,789,827)	(75,678,328)	(7,643,978)	(102,145,916)
Net transactions in fund shares		5,441,973	$84,625,246	4,206,036	$56,029,866

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		54,785,802	$831,114,385	50,579,766	$611,076,546
Total increase	+	5,441,973	147,477,986	4,206,036	220,037,839
End of period		60,227,775	$978,592,371	54,785,802	$831,114,385
See financial notes
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
41

Schwab Active Equity Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Core Equity Fund seeks long-term capital growth.

The Schwab Dividend Equity Fund seeks current income and capital appreciation.

The Schwab Large-Cap Growth Fund seeks long-term capital growth.

The Schwab Small-Cap Equity Fund seeks long-term capital growth.

The Schwab Health Care Fund seeks long-term capital growth.

The Schwab International Core Equity Fund seeks long-term capital growth.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
During this reporting period, the funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The adoption of ASU 2023-09 did not result in any material changes to each fund’s financial statement presentation or disclosure.
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
42
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
43

Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The funds, except for Schwab Core Equity Fund and Schwab International Core Equity Fund, may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2026, Schwab Core Equity Fund, Schwab Small-Cap Equity Fund and Schwab International Core Equity Fund had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of April 30, 2026, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty
44
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
fines and buy-ins. Certain funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities. These capital gain taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations in Net realized gain (losses) on securities — unaffiliated issuers (net of foreign capital gains tax paid). Foreign capital gain taxes accrued as of April 30, 2026, if any, are reflected in each fund’s Statement of Assets and Liabilities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received. Foreign withholding tax expensed during the period, if any, is disclosed in Dividends received from securities — unaffiliated issuers (net of foreign withholding tax) in the Statement of Operations and is representative of taxes paid during the period.
The Schwab International Core Equity Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Core Equity Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended April 30, 2026, the Schwab International Core Equity Fund did not incur any compliance fees.
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
45

Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab Dividend Equity Fund which typically makes distributions from net investment income at the end of each calendar quarter. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Foreign Taxes:
Certain funds may be subject to foreign taxes (a portion of which may be reclaimable) on investment income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which a fund invests. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations and Statement of Assets and Liabilities.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
46
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Active Equity Funds
Financial Notes, unaudited (continued)

 3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% OF AVERAGE DAILY NET ASSETS	SCHWAB CORE EQUITY FUND	SCHWAB DIVIDEND EQUITY FUND	SCHWAB LARGE-CAP GROWTH FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
Flat rate	0.47%	0.62%	0.72%	0.81%	0.58%
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
% OF AVERAGE DAILY NET ASSETS	SCHWAB HEALTH CARE FUND
First $500 million	0.54%
$500 million to $1 billion	0.515%
Over $1 billion	0.49%
For the period ended April 30, 2026, the aggregate net advisory fee paid to the investment adviser by the Schwab Health Care Fund was 0.53% (annualized), as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board of Trustees has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds. The expense limitation is as follows:
SCHWAB CORE EQUITY FUND	SCHWAB DIVIDEND EQUITY FUND	SCHWAB LARGE-CAP GROWTH FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB HEALTH CARE FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
0.75%	0.89%	0.99%	1.12%	0.82%	0.86%
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
47

Schwab Active Equity Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of April 30, 2026, as applicable:
UNDERLYING FUNDS
	SCHWAB CORE EQUITY FUND	SCHWAB SMALL-CAP EQUITY FUND	SCHWAB INTERNATIONAL CORE EQUITY FUND
Schwab Balanced Fund	13.3%	9.5%	— %
Schwab Target 2010 Fund	0.0%*	0.1%	0.1%
Schwab Target 2015 Fund	0.0%*	0.1%	0.2%
Schwab Target 2020 Fund	0.3%	0.8%	1.2%
Schwab Target 2025 Fund	0.5%	1.0%	1.8%
Schwab Target 2030 Fund	1.9%	4.0%	6.6%
Schwab Target 2035 Fund	1.6%	3.3%	5.4%
Schwab Target 2040 Fund	3.4%	7.9%	11.9%
Schwab Target 2045 Fund	1.0%	2.5%	3.7%
Schwab Target 2050 Fund	1.1%	3.0%	4.3%
Schwab Target 2055 Fund	0.9%	2.5%	3.2%
Schwab Target 2060 Fund	0.4%	1.1%	1.4%
Schwab Target 2065 Fund	0.2%	0.4%	0.5%
Schwab Target 2070 Fund	0.0%*	0.0%*	0.0%*

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab International Core Equity Fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover tax claims in the future.
During the period ended April 30, 2026, the professional fees incurred by the Schwab International Core Equity Fund and paid by the investment adviser were $259, as shown as Professional fees in the fund’s Statement of Operations.
During the period ended April 30, 2026, the Schwab International Core Equity Fund did not recover any previously withheld foreign taxes and made no reimbursement to the investment adviser.
As of April 30, 2026, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab International Core Equity Fund to the investment adviser was $259.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment
48
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Active Equity Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended April 30, 2026, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Core Equity Fund	$—	$17,026,798	($795,624 )
Schwab Dividend Equity Fund	—	—	—
Schwab Large-Cap Growth Fund	—	—	—
Schwab Small-Cap Equity Fund	—	—	—
Schwab Health Care Fund	—	—	—
Schwab International Core Equity Fund	—	—	—
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to  the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
49

Schwab Active Equity Funds
Financial Notes, unaudited (continued)

6. Derivatives (continued):
As of April 30, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab Small-Cap Equity Fund
Futures Contracts[1]	$3,578,375	$3,578,375

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended April 30, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab Small-Cap Equity Fund
Futures Contracts[1]	$521,892	$521,892

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab Small-Cap Equity Fund
Futures Contracts[1]	$2,693,219	$2,693,219

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended April 30, 2026, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Core Equity Fund	$—	—
Schwab Dividend Equity Fund	—	—
Schwab Large-Cap Growth Fund	—	—
Schwab Small-Cap Equity Fund	30,046,993	233
Schwab Health Care Fund	—	—
Schwab International Core Equity Fund	—	—

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2026, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Core Equity Fund	$249,542,302	$324,764,153
Schwab Dividend Equity Fund	25,117,013	26,005,460
Schwab Large-Cap Growth Fund	42,360,048	70,488,187
Schwab Small-Cap Equity Fund	294,615,937	330,276,984
Schwab Health Care Fund	166,130,981	205,865,815
Schwab International Core Equity Fund	395,557,352	353,849,293
50
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Schwab Active Equity Funds
Financial Notes, unaudited (continued)

 8. Federal Income Taxes:
As of April 30, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Core Equity Fund	$738,580,975	$824,620,810	($44,154,241 )	$780,466,569
Schwab Dividend Equity Fund	381,773,772	254,835,362	(10,770,598)	244,064,764
Schwab Large-Cap Growth Fund	217,394,549	375,324,426	(3,747,188)	371,577,238
Schwab Small-Cap Equity Fund	524,953,681	193,568,942	(30,661,973)	162,906,969
Schwab Health Care Fund	392,142,962	239,085,392	(19,589,192)	219,496,200
Schwab International Core Equity Fund	765,967,802	240,028,290	(16,776,605)	223,251,685
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of October 31, 2025, the funds had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
For tax purposes, late-year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended October 31, 2025, the Schwab Large-Cap Growth Fund had late-year ordinary losses deferred of $1,733,198.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2026. The tax basis components of distributions paid during the fiscal year ended October 31, 2025 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Core Equity Fund	$14,423,421	$101,266,284
Schwab Dividend Equity Fund	9,694,895	3,811,691
Schwab Large-Cap Growth Fund	—	562,663
Schwab Small-Cap Equity Fund	13,188,138	63,985,427
Schwab Health Care Fund	5,048,204	57,382,957
Schwab International Core Equity Fund	15,343,968	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended October 31, 2025, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
51

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
52
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
53

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
54
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
Schwab Active Equity Funds | Semiannual Holdings and Financial Statements
55

MFR27230-23
00325115

Semiannual Holdings and Financial Statements | April 30, 2026
Schwab Equity Index Funds®

Schwab S&P 500 Index Fund	SWPPX
Schwab 1000 Index® Fund	SNXFX
Schwab Small-Cap Index Fund	SWSSX
Schwab Total Stock Market Index Fund	SWTSX
Schwab U.S. Large-Cap Growth Index Fund	SWLGX
Schwab U.S. Large-Cap Value Index Fund	SWLVX
Schwab U.S. Mid-Cap Index Fund	SWMCX
Schwab International Index Fund	SWISX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$17.68	$14.73	$10.84	$10.00	$11.87	$8.46
Income (loss) from investment operations:
Net investment income (loss)[2]	0.10	0.19	0.19	0.18	0.16	0.15
Net realized and unrealized gains (losses)	0.94	2.94	3.88	0.82	(1.88)	3.43
Total from investment operations	1.04	3.13	4.07	1.00	(1.72)	3.58
Less distributions:
Distributions from net investment income	(0.19)	(0.18)	(0.18)	(0.16)	(0.14)	(0.17)
Distributions from net realized gains	—	—	—	—	(0.01)	—
Total distributions	(0.19)	(0.18)	(0.18)	(0.16)	(0.15)	(0.17)
Net asset value at end of period	$18.53	$17.68	$14.73	$10.84	$10.00	$11.87
Total return	5.97%*	21.43%	37.95%	10.11%	(14.63%)	42.89%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02%**	0.02%	0.02%	0.02%[3]	0.02%[3]	0.02%
Net investment income (loss)	1.20%**	1.25%	1.41%	1.63%	1.49%	1.42%
Portfolio turnover rate	1%*,4	3%	2%	2%[4]	2%	3%
Net assets, end of period (x 1,000,000)	$137,526	$130,454	$104,140	$70,062	$61,068	$67,401

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 6-for-1 share split effective after the close of U.S. markets on August 15, 2025.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.9%
Aptiv PLC *	476,193	28,695,390
Ford Motor Co.	8,670,945	104,745,016
General Motors Co.	2,002,454	153,968,688
Tesla, Inc. *	6,238,851	2,380,932,707
		2,668,341,801

Banks 3.4%
Bank of America Corp.	14,715,939	786,714,099
Citigroup, Inc.	3,877,788	496,279,308
Citizens Financial Group, Inc.	935,536	60,856,617
Fifth Third Bancorp	1,995,258	101,279,296
Huntington Bancshares, Inc.	4,524,208	75,825,726
JPMorgan Chase & Co.	5,981,258	1,873,509,443
KeyCorp	2,078,425	45,953,977
M&T Bank Corp.	337,652	73,820,857
PNC Financial Services Group, Inc.	893,957	199,352,411
Regions Financial Corp.	1,932,451	55,171,476
Truist Financial Corp.	2,797,777	144,085,515
U.S. Bancorp	3,441,615	195,001,906
Wells Fargo & Co.	6,859,426	564,050,600
		4,671,901,231

Capital Goods 6.7%
3M Co.	1,170,438	171,492,576
A.O. Smith Corp.	253,781	15,693,817
Allegion PLC	189,597	26,065,796
AMETEK, Inc.	510,259	120,165,995
Axon Enterprise, Inc. *	175,165	70,374,290
Boeing Co. *	1,742,091	398,991,102
Builders FirstSource, Inc. *	251,203	19,867,645
Carrier Global Corp.	1,744,206	117,158,317
Caterpillar, Inc.	1,032,137	918,715,465
Comfort Systems USA, Inc.	77,958	143,462,210
Cummins, Inc.	306,469	205,643,764
Deere & Co.	558,851	329,649,439
Dover Corp.	300,158	67,958,773
Eaton Corp. PLC	861,530	373,051,105
EMCOR Group, Inc.	99,543	88,759,507
Emerson Electric Co.	1,248,770	175,377,259
Fastenal Co.	2,543,872	114,296,169
Fortive Corp.	688,865	41,187,238
GE Vernova, Inc.	597,878	647,776,898
Generac Holdings, Inc. *	132,009	34,220,693
General Dynamics Corp.	562,944	193,821,619
General Electric Co.	2,326,760	674,597,527
Honeywell International, Inc.	1,408,406	301,863,658
Howmet Aerospace, Inc.	889,323	216,141,062
Hubbell, Inc., Class B	118,376	60,155,132
Huntington Ingalls Industries, Inc.	86,479	31,503,435
IDEX Corp.	167,441	36,477,022
Illinois Tool Works, Inc.	581,270	149,973,473
Ingersoll Rand, Inc.	785,053	62,694,333
Johnson Controls International PLC	1,355,915	198,004,267
L3Harris Technologies, Inc.	415,306	133,126,338
Lennox International, Inc.	70,274	37,588,860
Lockheed Martin Corp.	448,572	232,346,839
Masco Corp.	445,829	32,019,439
Nordson Corp.	115,299	33,257,997
Northrop Grumman Corp.	295,340	171,143,623
Otis Worldwide Corp.	858,763	66,880,462
PACCAR, Inc.	1,162,591	138,115,811
SECURITY	NUMBER OF SHARES	VALUE ($)
Parker-Hannifin Corp.	279,897	254,543,930
Pentair PLC	360,633	29,106,689
Quanta Services, Inc.	330,872	240,798,715
Rockwell Automation, Inc.	249,190	101,896,283
RTX Corp.	2,978,377	524,402,838
Snap-on, Inc.	114,615	43,943,391
Stanley Black & Decker, Inc.	340,259	26,594,643
Textron, Inc.	387,606	37,194,672
Trane Technologies PLC	490,761	241,719,423
TransDigm Group, Inc.	125,144	145,164,537
United Rentals, Inc.	139,781	134,167,395
Vertiv Holdings Co., Class A	849,258	278,972,760
Westinghouse Air Brake Technologies Corp.	379,151	102,329,063
WW Grainger, Inc.	96,965	112,610,303
Xylem, Inc.	541,812	64,020,506
		9,187,084,103

Commercial & Professional Services 0.8%
Automatic Data Processing, Inc.	894,215	189,519,927
Broadridge Financial Solutions, Inc.	261,079	40,200,944
Cintas Corp.	753,161	131,584,758
Copart, Inc. *	1,980,845	65,585,778
Equifax, Inc.	268,959	46,782,728
Jacobs Solutions, Inc.	258,781	33,488,849
Leidos Holdings, Inc.	285,769	42,642,450
Paychex, Inc.	713,735	66,113,273
Republic Services, Inc., Class A	446,234	93,361,078
Rollins, Inc.	658,324	36,688,397
Veralto Corp.	547,195	48,262,599
Verisk Analytics, Inc., Class A	310,552	57,293,739
Waste Management, Inc.	824,891	191,828,402
		1,043,352,922

Consumer Discretionary Distribution & Retail 5.9%
Amazon.com, Inc. *	21,669,317	5,743,669,164
AutoZone, Inc. *	36,730	136,049,022
Best Buy Co., Inc.	429,336	25,970,535
Carvana Co., Class A *	313,824	124,211,539
eBay, Inc.	1,003,124	103,803,272
Genuine Parts Co.	311,970	33,452,543
Home Depot, Inc.	2,207,868	725,946,999
Lowe's Cos., Inc.	1,243,949	297,042,582
O'Reilly Automotive, Inc. *	1,870,671	185,944,697
Pool Corp.	73,219	15,619,077
Ross Stores, Inc.	719,081	163,799,461
TJX Cos., Inc.	2,465,377	386,447,845
Tractor Supply Co.	1,164,492	40,873,669
Ulta Beauty, Inc. *	97,709	52,516,633
Williams-Sonoma, Inc.	266,592	48,309,136
		8,083,656,174

Consumer Durables & Apparel 0.5%
Deckers Outdoor Corp. *	313,329	32,022,224
DR Horton, Inc.	598,382	92,067,055
Garmin Ltd.	362,973	91,157,039
Hasbro, Inc.	298,986	28,654,818
Lennar Corp., Class A	482,166	43,539,590
Lululemon Athletica, Inc. *	238,214	32,802,068
NIKE, Inc., Class B	2,631,512	116,733,872
NVR, Inc. *	6,158	38,893,127
PulteGroup, Inc.	422,977	51,755,466
Ralph Lauren Corp., Class A	85,417	30,633,953
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tapestry, Inc.	450,999	65,412,895
		623,672,107

Consumer Services 1.7%
Airbnb, Inc., Class A *	939,277	131,836,920
Booking Holdings, Inc.	1,788,175	301,057,143
Carnival Corp.	2,560,457	67,877,715
Chipotle Mexican Grill, Inc., Class A *	2,893,598	98,353,396
Darden Restaurants, Inc.	256,332	51,409,946
Domino's Pizza, Inc.	68,270	23,172,203
DoorDash, Inc., Class A *	828,086	139,656,704
Expedia Group, Inc.	260,606	64,726,712
Hilton Worldwide Holdings, Inc.	507,905	164,596,773
Las Vegas Sands Corp.	667,969	36,477,787
Marriott International, Inc., Class A	487,113	176,183,901
McDonald's Corp.	1,579,725	463,791,463
MGM Resorts International *	423,458	16,489,455
Norwegian Cruise Line Holdings Ltd. *	999,152	18,164,583
Royal Caribbean Cruises Ltd.	557,293	146,991,602
Starbucks Corp.	2,525,368	265,997,011
Wynn Resorts Ltd.	188,407	20,180,274
Yum! Brands, Inc.	615,871	98,323,805
		2,285,287,393

Consumer Staples Distribution & Retail 2.0%
Casey's General Stores, Inc.	82,216	67,593,884
Costco Wholesale Corp.	984,757	999,065,519
Dollar General Corp.	490,221	56,806,810
Dollar Tree, Inc. *	407,953	39,616,316
Kroger Co.	1,292,626	87,989,052
Sysco Corp.	1,063,686	79,467,981
Target Corp.	1,003,471	130,200,362
Walmart, Inc.	9,726,604	1,283,230,866
		2,743,970,790

Energy 3.5%
APA Corp.	777,898	31,683,786
Baker Hughes Co., Class A	2,194,943	152,921,679
Chevron Corp.	4,156,095	803,414,724
ConocoPhillips	2,720,508	342,185,496
Coterra Energy, Inc.	1,677,918	60,254,035
Devon Energy Corp.	1,378,363	70,806,507
Diamondback Energy, Inc.	428,766	88,167,153
EOG Resources, Inc.	1,205,454	169,450,669
EQT Corp.	1,385,074	83,215,246
Expand Energy Corp.	524,877	53,616,186
Exxon Mobil Corp.	9,269,350	1,430,538,785
Halliburton Co.	1,856,635	78,535,661
Kinder Morgan, Inc.	4,341,940	142,719,568
Marathon Petroleum Corp.	655,849	162,840,748
Occidental Petroleum Corp.	1,595,776	96,672,110
ONEOK, Inc.	1,394,125	128,900,797
Phillips 66	892,072	159,814,699
SLB Ltd.	3,317,425	188,695,134
Targa Resources Corp.	475,714	123,723,697
Texas Pacific Land Corp.	129,037	57,249,846
Valero Energy Corp.	677,924	171,230,044
Williams Cos., Inc.	2,712,216	206,969,203
		4,803,605,773

Equity Real Estate Investment Trusts (REITs) 1.8%
Alexandria Real Estate Equities, Inc.	349,142	14,143,742
American Tower Corp.	1,038,644	189,770,645
AvalonBay Communities, Inc.	311,669	57,035,427
SECURITY	NUMBER OF SHARES	VALUE ($)
BXP, Inc.	330,617	19,327,870
Camden Property Trust	227,322	23,873,357
Crown Castle, Inc.	967,124	85,861,269
Digital Realty Trust, Inc.	715,082	143,688,577
Equinix, Inc.	218,302	236,383,955
Equity Residential	763,023	49,886,444
Essex Property Trust, Inc.	141,933	37,358,185
Extra Space Storage, Inc.	472,463	67,718,122
Federal Realty Investment Trust	169,433	18,790,120
Healthpeak Properties, Inc.	1,531,524	24,764,743
Host Hotels & Resorts, Inc.	1,409,436	29,781,383
Invitation Homes, Inc.	1,259,646	36,240,015
Iron Mountain, Inc.	657,292	82,812,219
Kimco Realty Corp.	1,488,944	35,198,636
Mid-America Apartment Communities, Inc.	258,024	33,331,540
Prologis, Inc.	2,061,711	292,804,196
Public Storage	350,130	105,896,819
Realty Income Corp.	2,047,226	131,513,798
Regency Centers Corp.	361,954	28,178,119
SBA Communications Corp., Class A	238,421	52,738,725
Simon Property Group, Inc.	723,047	147,291,904
UDR, Inc.	662,475	24,074,342
Ventas, Inc.	1,054,137	92,616,477
VICI Properties, Inc., Class A	2,423,036	70,752,651
Welltower, Inc.	1,548,148	336,474,486
Weyerhaeuser Co.	1,588,627	38,953,134
		2,507,260,900

Financial Services 7.0%
American Express Co.	1,188,122	383,822,812
Ameriprise Financial, Inc.	202,881	96,325,870
Apollo Global Management, Inc.	1,029,736	132,547,618
ARES Management Corp., Class A	454,002	53,299,835
Bank of New York Mellon Corp.	1,528,354	205,364,927
Berkshire Hathaway, Inc., Class B *	4,068,233	1,926,715,149
Blackrock, Inc.	320,083	341,080,445
Blackstone, Inc.	1,662,773	208,811,033
Block, Inc. *	1,217,478	85,844,374
Capital One Financial Corp.	1,386,806	265,295,988
Cboe Global Markets, Inc.	233,388	70,037,405
Charles Schwab Corp. (a)	3,683,446	337,550,991
CME Group, Inc.	798,711	229,885,000
Coinbase Global, Inc., Class A *	495,293	93,001,167
Corpay, Inc. *	154,173	47,249,399
FactSet Research Systems, Inc.	84,429	19,214,352
Fidelity National Information Services, Inc.	1,141,235	53,101,665
Fiserv, Inc. *	1,196,513	74,961,540
Franklin Resources, Inc.	677,386	20,301,258
Global Payments, Inc.	521,734	37,543,979
Goldman Sachs Group, Inc.	665,494	614,763,392
Interactive Brokers Group, Inc., Class A	990,892	78,775,914
Intercontinental Exchange, Inc.	1,260,734	199,309,438
Invesco Ltd.	980,584	25,701,107
Jack Henry & Associates, Inc.	158,840	24,421,650
KKR & Co., Inc.	1,519,816	158,577,601
Mastercard, Inc., Class A	1,806,647	908,598,909
Moody's Corp.	340,900	157,444,665
Morgan Stanley	2,669,884	508,853,192
MSCI, Inc., Class A	163,218	96,528,757
Nasdaq, Inc.	992,151	91,188,598
Northern Trust Corp.	414,799	68,997,666
PayPal Holdings, Inc.	2,046,060	102,589,448
Raymond James Financial, Inc.	388,636	61,528,852
Robinhood Markets, Inc., Class A *	1,750,670	127,606,336
S&P Global, Inc.	678,078	292,407,576
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
State Street Corp.	620,666	94,862,591
Synchrony Financial	767,183	58,459,345
T. Rowe Price Group, Inc.	480,949	49,480,033
Visa, Inc., Class A	3,729,691	1,230,201,279
		9,632,251,156

Food, Beverage & Tobacco 2.1%
Altria Group, Inc.	3,727,235	270,783,623
Archer-Daniels-Midland Co.	1,067,779	79,592,247
Brown-Forman Corp., Class B	384,013	9,896,015
Bunge Global SA	298,289	37,903,583
Campbell's Co. (b)	440,063	9,148,910
Coca-Cola Co.	8,586,063	676,238,322
Conagra Brands, Inc.	1,054,271	15,128,789
Constellation Brands, Inc., Class A	310,674	48,645,335
General Mills, Inc.	1,192,098	42,092,980
Hershey Co.	329,468	61,195,386
Hormel Foods Corp.	652,341	14,005,761
J.M. Smucker Co.	234,842	23,021,561
Keurig Dr. Pepper, Inc.	3,017,462	88,713,383
Kraft Heinz Co.	1,878,142	42,558,698
McCormick & Co., Inc. - Non Voting Shares	558,088	28,373,194
Molson Coors Beverage Co., Class B	370,163	15,820,767
Mondelez International, Inc., Class A	2,838,218	174,380,114
Monster Beverage Corp. *	1,580,077	121,776,534
PepsiCo, Inc.	3,030,553	480,312,345
Philip Morris International, Inc.	3,452,829	569,958,483
Tyson Foods, Inc., Class A	623,772	39,965,072
		2,849,511,102

Health Care Equipment & Services 3.1%
Abbott Laboratories	3,858,628	350,324,836
Align Technology, Inc. *	147,053	25,882,798
Baxter International, Inc.	1,132,872	19,915,890
Becton Dickinson & Co.	628,075	93,608,298
Boston Scientific Corp. *	3,284,647	189,228,514
Cardinal Health, Inc.	521,612	100,608,523
Cencora, Inc.	431,338	132,856,417
Centene Corp. *	1,029,043	55,249,319
Cigna Group	583,599	169,582,197
Cooper Cos., Inc. *	438,563	27,585,613
CVS Health Corp.	2,816,448	234,581,954
DaVita, Inc. *	73,569	11,413,495
Dexcom, Inc. *	858,358	51,115,219
Edwards Lifesciences Corp. *	1,286,370	107,411,895
Elevance Health, Inc.	489,516	184,263,613
GE HealthCare Technologies, Inc.	1,012,847	61,621,611
HCA Healthcare, Inc.	347,686	151,052,183
Henry Schein, Inc. *	222,380	16,587,324
Humana, Inc.	268,608	63,509,675
IDEXX Laboratories, Inc. *	176,964	99,241,411
Insulet Corp. *	155,030	26,686,864
Intuitive Surgical, Inc. *	787,708	360,463,058
Labcorp Holdings, Inc.	184,979	47,502,607
McKesson Corp.	271,483	221,312,942
Medtronic PLC	2,846,406	230,473,494
Quest Diagnostics, Inc.	245,049	47,588,516
ResMed, Inc.	324,394	69,358,681
Solventum Corp. *	328,089	22,100,075
STERIS PLC	216,295	46,910,060
Stryker Corp.	762,309	240,226,435
UnitedHealth Group, Inc.	2,009,346	744,422,506
Universal Health Services, Inc., Class B	123,139	20,720,599
SECURITY	NUMBER OF SHARES	VALUE ($)
Zimmer Biomet Holdings, Inc.	436,752	36,001,467
		4,259,408,089

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	522,099	50,674,929
Clorox Co.	268,818	25,924,808
Colgate-Palmolive Co.	1,791,778	152,946,170
Estee Lauder Cos., Inc., Class A	550,788	42,250,947
Kenvue, Inc.	4,258,309	74,648,157
Kimberly-Clark Corp.	737,797	72,621,359
Procter & Gamble Co.	5,153,244	757,990,660
		1,177,057,030

Insurance 1.6%
Aflac, Inc.	1,034,982	117,646,404
Allstate Corp.	576,405	125,229,750
American International Group, Inc.	1,191,736	89,141,853
Aon PLC, Class A	475,075	148,057,124
Arch Capital Group Ltd. *	794,868	75,083,231
Arthur J Gallagher & Co.	568,791	117,398,462
Assurant, Inc.	111,775	26,409,079
Brown & Brown, Inc.	647,082	38,921,982
Chubb Ltd.	807,664	264,106,128
Cincinnati Financial Corp.	343,833	56,251,079
Erie Indemnity Co., Class A	56,088	12,279,346
Everest Group Ltd.	89,710	32,004,940
Globe Life, Inc.	175,435	27,069,621
Hartford Insurance Group, Inc.	618,781	84,655,429
Loews Corp.	373,457	42,054,993
Marsh & McLennan Cos., Inc.	1,074,723	180,241,794
MetLife, Inc.	1,220,046	97,725,685
Principal Financial Group, Inc.	433,690	43,763,658
Progressive Corp.	1,301,911	262,048,646
Prudential Financial, Inc.	771,610	75,702,657
Travelers Cos., Inc.	480,923	146,748,844
W.R. Berkley Corp.	661,840	44,230,767
Willis Towers Watson PLC	211,051	54,071,266
		2,160,842,738

Materials 1.9%
Air Products & Chemicals, Inc.	492,818	147,870,041
Albemarle Corp.	263,302	51,791,503
Amcor PLC	1,032,128	39,262,149
Avery Dennison Corp.	170,342	27,924,164
Ball Corp.	590,587	36,073,054
CF Industries Holdings, Inc.	348,615	43,297,983
Corteva, Inc.	1,490,515	120,746,620
CRH PLC	1,488,484	176,266,275
Dow, Inc.	1,598,517	64,723,953
DuPont de Nemours, Inc.	916,417	41,843,600
Ecolab, Inc.	564,493	147,106,876
Freeport-McMoRan, Inc.	3,194,906	184,601,669
International Flavors & Fragrances, Inc.	564,382	39,619,616
International Paper Co.	1,181,194	35,931,921
Linde PLC	1,035,359	518,859,809
LyondellBasell Industries NV, Class A	574,667	42,870,158
Martin Marietta Materials, Inc.	133,979	82,942,380
Mosaic Co.	709,006	16,498,570
Newmont Corp.	2,419,578	268,790,920
Nucor Corp.	508,166	114,484,718
Packaging Corp. of America	196,955	42,040,045
PPG Industries, Inc.	494,531	53,656,614
Sherwin-Williams Co.	510,449	164,165,503
Smurfit Westrock PLC	1,166,106	44,766,809
Steel Dynamics, Inc.	306,125	69,998,543
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vulcan Materials Co.	293,081	88,434,261
		2,664,567,754

Media & Entertainment 10.0%
Alphabet, Inc., Class A	12,908,268	4,967,101,526
Alphabet, Inc., Class C	10,368,238	3,960,044,822
Charter Communications, Inc., Class A *	190,003	31,382,796
EchoStar Corp., Class A *	296,902	36,560,512
Electronic Arts, Inc.	500,978	101,382,918
Fox Corp., Class A	727,425	46,184,213
Live Nation Entertainment, Inc. *	352,126	55,614,780
Meta Platforms, Inc., Class A	4,851,412	2,968,627,517
Netflix, Inc. *	9,365,903	876,742,180
News Corp., Class A	1,123,738	29,576,784
Omnicom Group, Inc.	693,883	53,234,704
Paramount Skydance Corp., Class B (b)	694,198	7,108,588
Take-Two Interactive Software, Inc. *	387,932	82,924,344
TKO Group Holdings, Inc.	149,205	27,765,558
Trade Desk, Inc., Class A *	971,157	22,909,594
Walt Disney Co.	3,928,496	407,581,460
Warner Bros Discovery, Inc. *	5,485,939	148,394,650
		13,823,136,946

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
AbbVie, Inc.	3,920,599	828,500,981
Agilent Technologies, Inc.	630,306	72,831,858
Amgen, Inc.	1,194,704	413,666,260
Biogen, Inc. *	326,585	61,816,009
Bio-Techne Corp.	354,827	19,629,030
Bristol-Myers Squibb Co.	4,517,261	273,700,844
Charles River Laboratories International, Inc. *	109,177	18,229,284
Danaher Corp.	1,396,685	249,936,781
Eli Lilly & Co.	1,757,930	1,642,961,378
Gilead Sciences, Inc.	2,752,536	360,141,810
Incyte Corp. *	368,999	35,154,535
IQVIA Holdings, Inc. *	375,345	59,443,388
Johnson & Johnson	5,345,807	1,228,733,739
Merck & Co., Inc.	5,507,271	601,283,848
Mettler-Toledo International, Inc. *	45,019	57,471,705
Moderna, Inc. *	778,750	35,775,775
Pfizer, Inc.	12,612,787	336,761,413
Regeneron Pharmaceuticals, Inc.	222,933	157,627,007
Revvity, Inc.	249,819	21,639,322
Thermo Fisher Scientific, Inc.	833,563	399,243,334
Vertex Pharmaceuticals, Inc. *	563,514	240,834,613
Viatris, Inc.	2,538,260	37,921,604
Waters Corp. *	216,694	67,008,285
West Pharmaceutical Services, Inc.	161,018	47,917,347
Zoetis, Inc.	936,064	107,619,278
		7,375,849,428

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	645,710	92,162,188
CoStar Group, Inc. *	949,195	32,851,639
		125,013,827

Semiconductors & Semiconductor Equipment 16.6%
Advanced Micro Devices, Inc. *	3,616,875	1,282,146,019
Analog Devices, Inc.	1,084,456	436,233,270
Applied Materials, Inc.	1,761,324	694,824,705
Broadcom, Inc.	10,517,727	4,390,414,782
First Solar, Inc. *	239,657	48,384,352
Intel Corp. *	10,416,020	984,105,570
SECURITY	NUMBER OF SHARES	VALUE ($)
KLA Corp.	290,966	509,292,338
Lam Research Corp.	2,771,441	714,643,776
Microchip Technology, Inc.	1,196,032	111,123,333
Micron Technology, Inc.	2,496,986	1,291,341,280
Monolithic Power Systems, Inc.	108,166	174,624,272
NVIDIA Corp.	53,879,806	10,752,792,883
NXP Semiconductors NV	558,237	163,892,801
ON Semiconductor Corp. *	876,306	88,340,408
Qnity Electronics, Inc.	466,549	65,624,782
QUALCOMM, Inc.	2,369,100	425,442,978
Skyworks Solutions, Inc.	330,998	23,226,130
Teradyne, Inc.	347,131	119,229,084
Texas Instruments, Inc.	2,013,684	566,006,299
		22,841,689,062

Software & Services 8.6%
Accenture PLC, Class A	1,365,179	243,971,139
Adobe, Inc. *	911,100	224,221,710
Akamai Technologies, Inc. *	323,001	33,262,643
AppLovin Corp., Class A *	600,618	268,085,844
Autodesk, Inc. *	470,210	111,439,770
Cadence Design Systems, Inc. *	604,251	199,155,087
Cognizant Technology Solutions Corp., Class A	1,065,124	56,345,060
Crowdstrike Holdings, Inc., Class A *	559,681	249,477,806
Datadog, Inc., Class A *	729,298	96,405,903
EPAM Systems, Inc. *	122,551	13,943,853
Fair Isaac Corp. *	52,850	54,171,250
Fortinet, Inc. *	1,401,868	118,191,491
Gartner, Inc. *	155,381	23,072,525
Gen Digital, Inc.	1,215,614	23,449,194
GoDaddy, Inc., Class A *	298,059	25,868,541
International Business Machines Corp.	2,074,082	479,071,460
Intuit, Inc.	617,214	239,787,639
Microsoft Corp.	16,461,740	6,712,768,337
Oracle Corp.	3,761,691	607,099,310
Palantir Technologies, Inc., Class A *	5,068,660	705,101,292
Palo Alto Networks, Inc. *	1,794,109	321,719,626
PTC, Inc. *	263,999	35,983,064
Roper Technologies, Inc.	236,868	84,043,135
Salesforce, Inc.	2,078,985	367,003,222
ServiceNow, Inc. *	2,318,777	204,771,197
Synopsys, Inc. *	424,764	204,991,106
Trimble, Inc. *	534,347	35,972,240
Tyler Technologies, Inc. *	95,116	32,447,872
VeriSign, Inc.	183,862	49,396,365
Workday, Inc., Class A *	474,585	58,089,204
		11,879,306,885

Technology Hardware & Equipment 9.6%
Amphenol Corp., Class A	2,726,495	401,530,919
Apple, Inc.	32,550,831	8,832,667,992
Arista Networks, Inc. *	2,292,451	395,929,212
CDW Corp.	286,920	39,282,217
Ciena Corp. *	311,858	164,530,044
Cisco Systems, Inc.	8,764,236	801,927,594
Coherent Corp. *	417,520	133,485,319
Corning, Inc.	1,733,640	284,733,034
Dell Technologies, Inc., Class C	659,090	137,716,856
F5, Inc. *	124,765	40,411,384
Hewlett Packard Enterprise Co.	2,952,900	84,954,933
HP, Inc.	2,027,197	42,287,329
Jabil, Inc.	234,894	79,274,376
Keysight Technologies, Inc. *	380,451	133,123,609
Lumentum Holdings, Inc. *	158,000	142,566,560
Motorola Solutions, Inc.	367,071	161,155,181
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NetApp, Inc.	439,916	48,729,495
Sandisk Corp. *	327,676	359,300,011
Seagate Technology Holdings PLC	483,326	325,587,727
Super Micro Computer, Inc. *	1,133,665	31,062,421
TE Connectivity PLC	650,890	137,767,377
Teledyne Technologies, Inc. *	104,446	67,456,449
Western Digital Corp.	753,049	327,214,851
Zebra Technologies Corp., Class A *	108,794	24,615,730
		13,197,310,620

Telecommunication Services 0.9%
AT&T, Inc.	15,529,762	405,792,681
Comcast Corp., Class A	7,961,251	215,272,227
T-Mobile U.S., Inc.	1,052,257	205,716,244
Verizon Communications, Inc.	9,353,881	449,266,904
		1,276,048,056

Transportation 1.3%
CH Robinson Worldwide, Inc.	264,086	48,013,476
CSX Corp.	4,133,954	187,805,530
Delta Air Lines, Inc.	1,440,353	97,929,600
Expeditors International of Washington, Inc.	295,354	43,679,903
FedEx Corp.	480,743	193,888,459
JB Hunt Transport Services, Inc.	165,719	41,683,300
Norfolk Southern Corp.	498,742	157,517,686
Old Dominion Freight Line, Inc.	409,092	86,903,414
Southwest Airlines Co.	1,083,478	41,085,486
Uber Technologies, Inc. *	4,568,418	340,849,667
Union Pacific Corp.	1,315,646	354,540,284
United Airlines Holdings, Inc. *	713,451	64,210,590
United Parcel Service, Inc., Class B	1,640,556	178,492,493
		1,836,599,888

Utilities 2.3%
AES Corp.	1,569,366	22,677,339
Alliant Energy Corp.	566,493	41,597,581
Ameren Corp.	615,203	69,917,821
American Electric Power Co., Inc.	1,202,284	164,845,159
American Water Works Co., Inc.	434,577	55,808,378
Atmos Energy Corp.	368,145	69,940,187
CenterPoint Energy, Inc.	1,453,222	63,433,140
CMS Energy Corp.	678,903	52,099,016
Consolidated Edison, Inc.	801,005	89,304,048
Constellation Energy Corp.	691,783	216,528,079
Dominion Energy, Inc.	1,891,987	122,033,162
DTE Energy Co.	461,964	70,075,319
Duke Energy Corp.	1,723,395	223,265,822
Edison International	847,990	58,926,825
Entergy Corp.	1,002,805	118,240,738
SECURITY	NUMBER OF SHARES	VALUE ($)
Evergy, Inc.	507,344	42,028,377
Eversource Energy	835,803	59,091,272
Exelon Corp.	2,269,517	104,375,087
FirstEnergy Corp.	1,157,816	55,019,416
NextEra Energy, Inc.	4,619,757	452,181,815
NiSource, Inc.	1,064,771	51,407,144
NRG Energy, Inc.	473,227	73,624,657
PG&E Corp.	4,878,651	81,083,180
Pinnacle West Capital Corp.	264,338	27,417,137
PPL Corp.	1,646,503	61,645,072
Public Service Enterprise Group, Inc.	1,107,576	90,444,656
Sempra	1,450,959	138,015,220
Southern Co.	2,445,462	236,476,176
Vistra Corp.	705,505	111,356,909
WEC Energy Group, Inc.	722,365	85,195,728
Xcel Energy, Inc.	1,311,420	108,782,289
		3,216,836,749
Total Common Stocks (Cost $48,420,932,414)		136,933,562,524

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)(d)	15,863,735	15,863,735
Total Short-Term Investments (Cost $15,863,735)		15,863,735
Total Investments in Securities (Cost $48,436,796,149)		136,949,426,259

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/18/26	1,618	586,019,375	39,033,211

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $15,444,604.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.(a)	$357,772,000	$6,509,161	($16,180,748 )	$8,131,450	($18,680,872 )	$337,550,991	3,683,446	$2,219,412

(a)	Issuers are affiliated with the fund’s investment adviser.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$136,933,562,524	$—	$—	$136,933,562,524
Short-Term Investments[1]	15,863,735	—	—	15,863,735
Futures Contracts[2]	39,033,211	—	—	39,033,211
Total	$136,988,459,470	$—	$—	$136,988,459,470

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $160,973,782)		$337,550,991
Investments in securities, at value - unaffiliated issuers (cost $48,275,822,367) including securities on loan of $15,444,604		136,611,875,268
Cash		517,956,724
Deposit with broker for futures contracts		40,711,782
Receivables:
Fund shares sold		70,873,099
Dividends		55,995,756
Variation margin on future contracts		6,372,286
Income from securities on loan	+	11,116
Total assets		137,641,347,022

Liabilities
Collateral held for securities on loan		15,863,735
Payables:
Fund shares redeemed		96,016,224
Investment adviser fees		2,163,061
Investments bought	+	1,311,855
Total liabilities		115,354,875
Net assets		$137,525,992,147

Net Assets by Source
Capital received from investors		$47,273,697,145
Total distributable earnings	+	90,252,295,002
Net assets		$137,525,992,147

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$137,525,992,147		7,419,916,675		$18.53

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $169,754)		$777,927,994
Other Interest		3,089,135
Dividends received from securities - affiliated issuers		2,219,412
Securities on loan, net	+	25,557
Total investment income		783,262,098

Expenses
Investment adviser fees		12,810,136
Total expenses	–	12,810,136
Net investment income		770,451,962

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		8,131,450
Net realized losses on sales of securities - unaffiliated issuers		(91,249,556)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		2,491,163,062
Net realized losses on futures contracts	+	(18,584,845)
Net realized gains		2,389,460,111
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(18,680,872)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		4,655,706,685
Net change in unrealized appreciation (depreciation) on futures contracts	+	31,300,780
Net change in unrealized appreciation (depreciation)		4,668,326,593
Net realized and unrealized gains		7,057,786,704
Increase in net assets resulting from operations		$7,828,238,666
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$770,451,962	$1,424,062,964
Net realized gains (losses)		2,389,460,111	(241,539,183)
Net change in unrealized appreciation (depreciation)	+	4,668,326,593	21,699,123,266
Increase in net assets resulting from operations		$7,828,238,666	$22,881,647,047

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,439,591,282 )	($1,322,087,859 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		652,564,856	$11,455,525,482	1,437,555,005	$22,265,827,045
Shares reinvested		65,250,391	1,140,576,838	69,303,333	1,072,236,167
Shares redeemed	+	(677,450,985)	(11,912,701,574)	(1,195,570,783)	(18,583,827,000)
Net transactions in fund shares		40,364,262	$683,400,746	311,287,555	$4,754,236,212

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,379,552,413	$130,453,944,017	7,068,264,858	$104,140,148,617
Total increase	+	40,364,262	7,072,048,130	311,287,555	26,313,795,400
End of period		7,419,916,675	$137,525,992,147	7,379,552,413	$130,453,944,017

[1]
For the period ended October 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 6-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$14.75	$12.32	$9.05	$8.40	$10.27	$7.37
Income (loss) from investment operations:
Net investment income (loss)[2]	0.08	0.16	0.15	0.14	0.13	0.12
Net realized and unrealized gains (losses)	0.77	2.43	3.26	0.64	(1.82)	3.01
Total from investment operations	0.85	2.59	3.41	0.78	(1.69)	3.13
Less distributions:
Distributions from net investment income	(0.16)	(0.16)	(0.14)	(0.13)	(0.12)	(0.14)
Distributions from net realized gains	(0.05)	—	—	—	(0.06)	(0.09)
Total distributions	(0.21)	(0.16)	(0.14)	(0.13)	(0.18)	(0.23)
Net asset value at end of period	$15.39	$14.75	$12.32	$9.05	$8.40	$10.27
Total return	5.86%*	21.18%	38.17%	9.35%	(16.73%)	43.16%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05%**	0.05%	0.05%	0.05%	0.05%[3]	0.05%
Net investment income (loss)	1.16%**	1.21%	1.36%	1.57%	1.40%	1.36%
Portfolio turnover rate	1%*,4	3%[4]	3%[4]	3%[4]	2%[4]	5%[4]
Net assets, end of period (x 1,000,000)	$21,396	$20,543	$17,357	$12,811	$11,888	$14,222

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 10-for-1 share split effective after the close of U.S. markets on August 15, 2025.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.9%
Aptiv PLC *	67,221	4,050,737
Autoliv, Inc.	22,454	2,603,092
BorgWarner, Inc.	65,979	3,758,824
Ford Motor Co.	1,252,014	15,124,329
General Motors Co.	288,499	22,182,688
Gentex Corp.	72,979	1,686,545
Lear Corp.	16,603	2,110,739
Lucid Group, Inc. *(a)	47,343	301,575
Rivian Automotive, Inc., Class A *	257,124	4,216,834
Tesla, Inc. *	897,667	342,576,657
Thor Industries, Inc.	17,156	1,356,010
Versigent PLC *	22,407	783,573
		400,751,603

Banks 3.5%
Bank of America Corp.	2,117,877	113,221,704
Bank OZK	33,894	1,632,335
BOK Financial Corp.	7,076	946,698
Citigroup, Inc.	558,161	71,433,445
Citizens Financial Group, Inc.	137,070	8,916,403
Columbia Banking System, Inc.	97,313	2,880,465
Commerce Bancshares, Inc.	43,732	2,275,376
Cullen/Frost Bankers, Inc.	19,745	2,861,643
East West Bancorp, Inc.	44,244	5,595,539
Fifth Third Bancorp	287,722	14,604,769
First Citizens BancShares, Inc., Class A	3,104	6,157,777
First Financial Bankshares, Inc.	41,591	1,342,142
First Horizon Corp.	156,322	3,901,797
Flagstar Bank NA	96,247	1,344,571
FNB Corp.	114,185	2,038,202
Glacier Bancorp, Inc.	41,422	2,031,749
Hancock Whitney Corp.	25,306	1,708,408
Home BancShares, Inc.	58,471	1,571,116
Huntington Bancshares, Inc.	647,057	10,844,675
JPMorgan Chase & Co.	860,602	269,566,364
KeyCorp	295,469	6,532,820
M&T Bank Corp.	48,367	10,574,477
Old National Bancorp	111,555	2,673,973
Pinnacle Financial Partners, Inc.	47,171	4,667,099
PNC Financial Services Group, Inc.	128,914	28,747,822
Popular, Inc.	20,541	3,087,929
Prosperity Bancshares, Inc.	31,332	2,182,274
Regions Financial Corp.	276,879	7,904,895
Southstate Bank Corp.	31,949	3,120,459
Truist Financial Corp.	402,748	20,741,522
U.S. Bancorp	496,751	28,145,912
UMB Financial Corp.	22,403	2,826,587
United Bankshares, Inc.	44,349	1,942,930
Valley National Bancorp	153,346	2,080,905
Webster Financial Corp.	51,604	3,734,065
Wells Fargo & Co.	987,201	81,177,538
Western Alliance Bancorp	33,346	2,719,033
Wintrust Financial Corp.	21,034	3,167,089
Zions Bancorp NA	47,112	2,987,843
		743,890,350

Capital Goods 7.6%
3M Co.	168,298	24,659,023
A.O. Smith Corp.	35,760	2,211,398
AAON, Inc.	21,436	2,000,193
SECURITY	NUMBER OF SHARES	VALUE ($)
Acuity, Inc.	9,415	2,728,185
Advanced Drainage Systems, Inc.	22,786	3,400,810
AECOM	42,050	3,536,405
AeroVironment, Inc. *	10,107	1,971,067
AGCO Corp.	19,628	2,375,381
Allegion PLC	27,077	3,722,546
Allison Transmission Holdings, Inc.	27,207	3,655,260
AMETEK, Inc.	73,372	17,279,106
API Group Corp. *	122,479	5,599,740
Applied Industrial Technologies, Inc.	12,027	3,677,255
Archer Aviation, Inc., Class A *	195,917	1,124,564
Armstrong World Industries, Inc.	13,979	2,381,882
ATI, Inc. *	43,470	6,757,846
Axon Enterprise, Inc. *	25,089	10,079,757
Bloom Energy Corp., Class A *	82,469	23,368,416
Boeing Co. *	250,702	57,418,279
Builders FirstSource, Inc. *	35,226	2,786,024
BWX Technologies, Inc.	29,113	6,299,762
Carlisle Cos., Inc.	13,043	4,633,656
Carpenter Technology Corp.	15,891	6,804,526
Carrier Global Corp.	251,921	16,921,534
Caterpillar, Inc.	148,581	132,253,434
Chart Industries, Inc. *	14,216	2,955,506
CNH Industrial NV	283,811	3,039,616
Comfort Systems USA, Inc.	11,203	20,616,321
Construction Partners, Inc., Class A *	15,236	1,884,084
Core & Main, Inc., Class A *	59,251	2,984,473
Crane Co.	15,635	2,778,809
Cummins, Inc.	44,185	29,648,577
Curtiss-Wright Corp.	11,803	8,500,521
Deere & Co.	80,471	47,467,429
Donaldson Co., Inc.	37,102	3,271,283
Dover Corp.	43,113	9,761,214
Dycom Industries, Inc. *	9,641	3,992,338
Eaton Corp. PLC	123,933	53,664,228
EMCOR Group, Inc.	14,396	12,836,481
Emerson Electric Co.	179,667	25,232,433
Esab Corp.	17,652	1,734,662
ESCO Technologies, Inc.	8,240	2,669,348
Fastenal Co.	367,081	16,492,949
Federal Signal Corp.	19,678	2,422,952
Ferguson Enterprises, Inc.	62,248	16,664,412
Flowserve Corp.	39,913	2,939,193
Fluor Corp. *	51,735	2,760,062
Fortive Corp.	98,830	5,909,046
Fortune Brands Innovations, Inc.	37,616	1,524,953
FTAI Aviation Ltd.	32,786	8,185,681
Gates Industrial Corp. PLC *	78,317	2,005,698
GATX Corp.	11,074	2,169,618
GE Vernova, Inc.	86,059	93,241,484
Generac Holdings, Inc. *	18,892	4,897,373
General Dynamics Corp.	81,009	27,891,399
General Electric Co.	334,828	97,076,682
Graco, Inc.	53,000	4,254,310
HEICO Corp.	31,740	8,567,261
Hexcel Corp.	24,317	2,282,637
Honeywell International, Inc.	202,538	43,409,970
Howmet Aerospace, Inc.	128,211	31,160,401
Hubbell, Inc., Class B	17,039	8,658,709
Huntington Ingalls Industries, Inc.	12,553	4,572,932
IDEX Corp.	23,763	5,176,770
IES Holdings, Inc. *	2,814	1,812,441
Illinois Tool Works, Inc.	83,869	21,639,041
Ingersoll Rand, Inc.	114,103	9,112,266
ITT, Inc.	27,169	5,823,403
JBT Marel Corp.	16,726	1,975,341
Johnson Controls International PLC	195,487	28,546,967
Karman Holdings, Inc. *	24,414	1,659,664
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kratos Defense & Security Solutions, Inc. *	58,919	3,714,843
L3Harris Technologies, Inc.	59,547	19,087,791
Lennox International, Inc.	10,234	5,474,064
Leonardo DRS, Inc.	24,902	1,011,768
Lincoln Electric Holdings, Inc.	17,802	4,717,530
Loar Holdings, Inc. *	11,330	635,840
Lockheed Martin Corp.	64,646	33,484,689
Masco Corp.	65,376	4,695,304
MasTec, Inc. *	19,454	7,665,849
Middleby Corp. *	14,995	2,104,698
Modine Manufacturing Co. *	17,007	4,330,492
Moog, Inc., Class A	8,855	2,668,100
Mueller Industries, Inc.	35,138	4,758,739
Nextpower, Inc., Class A *	47,699	5,682,382
Nordson Corp.	16,862	4,863,844
Northrop Grumman Corp.	42,584	24,676,576
nVent Electric PLC	51,841	7,408,079
Oshkosh Corp.	20,026	3,130,064
Otis Worldwide Corp.	124,061	9,661,871
Owens Corning	26,174	3,228,301
PACCAR, Inc.	167,172	19,860,034
Parker-Hannifin Corp.	40,280	36,631,438
Pentair PLC	52,637	4,248,332
Primoris Services Corp.	17,397	3,151,467
Quanta Services, Inc.	47,563	34,614,924
QXO, Inc. *	162,601	3,263,402
RBC Bearings, Inc. *	9,985	5,981,914
Regal Rexnord Corp.	21,117	4,540,788
Resideo Technologies, Inc. *	44,083	1,823,714
Rocket Lab Corp. *	150,359	12,406,121
Rockwell Automation, Inc.	35,703	14,599,314
RTX Corp.	428,612	75,465,715
Simpson Manufacturing Co., Inc.	13,349	2,546,055
SiteOne Landscape Supply, Inc. *	14,138	1,782,095
Snap-on, Inc.	16,748	6,421,183
SPX Technologies, Inc. *	15,583	3,411,274
StandardAero, Inc. *	61,707	1,534,036
Stanley Black & Decker, Inc.	49,235	3,848,208
Sterling Infrastructure, Inc. *	9,781	5,043,279
Symbotic, Inc. *	17,753	1,049,202
Textron, Inc.	55,444	5,320,406
Timken Co.	20,293	2,250,291
Toro Co.	31,110	2,960,739
Trane Technologies PLC	70,547	34,747,219
TransDigm Group, Inc.	18,027	20,910,959
Trex Co., Inc. *	33,703	1,321,158
UFP Industries, Inc.	18,578	1,662,545
United Rentals, Inc.	20,124	19,315,820
Valmont Industries, Inc.	6,318	3,209,797
Vertiv Holdings Co., Class A	121,893	40,040,632
Watsco, Inc.	11,044	4,835,505
Watts Water Technologies, Inc., Class A	8,702	2,611,992
WESCO International, Inc.	15,649	5,463,379
Westinghouse Air Brake Technologies Corp.	54,587	14,732,485
Woodward, Inc.	19,138	6,946,903
WW Grainger, Inc.	13,944	16,193,864
Xylem, Inc.	77,627	9,172,406
Zurn Elkay Water Solutions Corp.	47,777	2,482,493
		1,632,918,899

Commercial & Professional Services 0.9%
Amentum Holdings, Inc. *	49,366	1,294,870
Automatic Data Processing, Inc.	128,490	27,232,171
SECURITY	NUMBER OF SHARES	VALUE ($)
Booz Allen Hamilton Holding Corp., Class A	38,504	2,994,456
Broadridge Financial Solutions, Inc.	37,322	5,746,842
CACI International, Inc., Class A *	7,090	3,683,539
Casella Waste Systems, Inc., Class A *	19,098	1,513,516
Cintas Corp.	108,717	18,993,947
Clean Harbors, Inc. *	16,156	5,051,658
Copart, Inc. *	285,697	9,459,428
Equifax, Inc.	38,454	6,688,689
ExlService Holdings, Inc. *	48,557	1,547,997
FTI Consulting, Inc. *	9,634	1,727,376
Genpact Ltd.	50,135	1,742,191
Jacobs Solutions, Inc.	37,538	4,857,793
KBR, Inc.	40,217	1,507,735
Leidos Holdings, Inc.	40,781	6,085,341
MSA Safety, Inc.	11,764	1,957,412
Parsons Corp. *	17,003	857,121
Paychex, Inc.	103,542	9,591,095
Paycom Software, Inc.	15,941	2,020,681
Paylocity Holding Corp. *	14,139	1,491,523
RB Global, Inc.	58,756	6,128,251
Republic Services, Inc., Class A	63,928	13,375,016
Rollins, Inc.	94,266	5,253,444
SS&C Technologies Holdings, Inc.	67,642	4,687,591
Tetra Tech, Inc.	82,765	2,674,965
TransUnion	61,913	4,395,823
Veralto Corp.	78,733	6,944,251
Verisk Analytics, Inc., Class A	44,459	8,202,241
Waste Management, Inc.	118,235	27,495,549
		195,202,512

Consumer Discretionary Distribution & Retail 5.7%
Amazon.com, Inc. *	3,118,142	826,494,719
AutoNation, Inc. *	8,548	1,815,424
AutoZone, Inc. *	5,286	19,579,503
Bath & Body Works, Inc.	63,073	1,226,139
Best Buy Co., Inc.	62,722	3,794,054
Boot Barn Holdings, Inc. *	9,800	1,680,210
Burlington Stores, Inc. *	19,880	6,361,799
CarMax, Inc. *	45,079	1,772,055
Carvana Co., Class A *	45,141	17,866,808
Chewy, Inc., Class A *	76,103	1,934,538
Coupang, Inc., Class A *	429,833	8,588,063
Dick's Sporting Goods, Inc.	21,102	4,788,466
Dillard's, Inc., Class A	957	544,744
eBay, Inc.	144,601	14,963,311
Etsy, Inc. *	30,167	1,940,945
Five Below, Inc. *	17,732	4,178,723
Floor & Decor Holdings, Inc., Class A *	33,359	1,614,576
GameStop Corp., Class A *	132,496	3,305,775
Gap, Inc.	72,258	1,776,824
Genuine Parts Co.	44,672	4,790,179
Group 1 Automotive, Inc.	3,723	1,328,627
Home Depot, Inc.	317,743	104,473,898
Lithia Motors, Inc., Class A	7,783	2,258,004
LKQ Corp.	82,993	2,620,919
Lowe's Cos., Inc.	179,328	42,821,733
Murphy USA, Inc.	5,325	3,131,100
Ollie's Bargain Outlet Holdings, Inc. *	19,604	1,695,942
O'Reilly Automotive, Inc. *	268,716	26,710,370
Penske Automotive Group, Inc.	5,885	1,009,395
Pool Corp.	10,607	2,262,685
Ross Stores, Inc.	103,241	23,517,267
TJX Cos., Inc.	354,454	55,560,665
Tractor Supply Co.	168,824	5,925,722
Ulta Beauty, Inc. *	14,146	7,603,192
Urban Outfitters, Inc. *	17,626	1,239,813
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wayfair, Inc., Class A *	33,802	2,160,962
Williams-Sonoma, Inc.	38,041	6,893,410
		1,220,230,559

Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	45,331	4,632,828
DR Horton, Inc.	86,043	13,238,576
Garmin Ltd.	52,235	13,118,298
Hasbro, Inc.	42,843	4,106,073
Installed Building Products, Inc.	7,209	2,080,157
Lennar Corp., Class A	68,977	6,228,623
Lululemon Athletica, Inc. *	33,980	4,679,046
Mattel, Inc. *	94,679	1,427,759
Meritage Homes Corp.	20,670	1,391,918
Mohawk Industries, Inc. *	16,189	1,708,911
NIKE, Inc., Class B	380,669	16,886,477
NVR, Inc. *	893	5,640,072
PulteGroup, Inc.	61,331	7,504,461
Ralph Lauren Corp., Class A	12,440	4,461,482
SharkNinja, Inc. *	22,717	2,624,495
Somnigroup International, Inc.	67,210	5,098,551
Tapestry, Inc.	64,625	9,373,210
Taylor Morrison Home Corp., Class A *	30,538	1,854,878
Toll Brothers, Inc.	29,884	4,247,712
TopBuild Corp. *	8,989	3,979,430
VF Corp.	107,006	2,025,623
Whirlpool Corp. (a)	20,117	1,127,759
		117,436,339

Consumer Services 1.8%
ADT, Inc.	153,494	1,155,810
Airbnb, Inc., Class A *	135,371	19,000,674
Aramark	82,240	3,757,546
Booking Holdings, Inc.	257,100	43,285,356
Boyd Gaming Corp.	18,360	1,596,402
Bright Horizons Family Solutions, Inc. *	18,573	1,506,456
Brinker International, Inc. *	13,619	2,073,357
Caesars Entertainment, Inc. *	63,044	1,752,623
Carnival Corp.	367,615	9,745,474
Cava Group, Inc. *	32,068	2,995,472
Chipotle Mexican Grill, Inc., Class A *	415,867	14,135,319
Choice Hotels International, Inc.	6,658	659,675
Churchill Downs, Inc.	21,407	2,161,893
Darden Restaurants, Inc.	36,570	7,334,479
Domino's Pizza, Inc.	9,816	3,331,747
DoorDash, Inc., Class A *	118,970	20,064,290
DraftKings, Inc., Class A *	159,806	3,726,676
Duolingo, Inc. *	12,813	1,410,711
Dutch Bros, Inc., Class A *	41,168	2,367,572
Expedia Group, Inc.	37,252	9,252,279
Flutter Entertainment PLC *	56,166	6,061,996
Grand Canyon Education, Inc. *	8,299	1,403,112
H&R Block, Inc.	40,562	1,287,032
Hilton Worldwide Holdings, Inc.	73,353	23,771,507
Hyatt Hotels Corp., Class A	13,636	2,284,985
Las Vegas Sands Corp.	96,269	5,257,250
Liberty Live Holdings, Inc., Class C *	16,272	1,523,059
Life Time Group Holdings, Inc. *	48,702	1,305,701
Marriott International, Inc., Class A	70,291	25,423,552
McDonald's Corp.	227,377	66,755,613
MGM Resorts International *	61,044	2,377,053
Norwegian Cruise Line Holdings Ltd. *	145,564	2,646,354
Planet Fitness, Inc., Class A *	26,436	1,762,488
Royal Caribbean Cruises Ltd.	80,369	21,198,127
Service Corp. International	43,976	3,563,375
SECURITY	NUMBER OF SHARES	VALUE ($)
Starbucks Corp.	363,817	38,320,845
Stride, Inc. *	13,855	1,346,152
Texas Roadhouse, Inc., Class A	21,093	3,395,762
Vail Resorts, Inc.	11,539	1,467,530
Viking Holdings Ltd. *	58,652	4,804,185
Wingstop, Inc.	9,136	1,498,852
Wyndham Hotels & Resorts, Inc.	24,378	1,983,882
Wynn Resorts Ltd.	27,186	2,911,892
Yum! Brands, Inc.	88,625	14,148,981
		387,813,096

Consumer Staples Distribution & Retail 2.0%
Albertsons Cos., Inc., Class A	117,047	1,972,242
BJ's Wholesale Club Holdings, Inc. *	42,118	3,954,459
Casey's General Stores, Inc.	11,788	9,691,504
Costco Wholesale Corp.	141,691	143,749,770
Dollar General Corp.	70,061	8,118,669
Dollar Tree, Inc. *	59,032	5,732,598
Kroger Co.	185,750	12,644,003
Maplebear, Inc. *	59,395	2,515,378
Performance Food Group Co. *	50,858	4,605,700
Sprouts Farmers Market, Inc. *	30,766	2,518,197
Sysco Corp.	152,208	11,371,460
Target Corp.	145,020	18,816,345
U.S. Foods Holding Corp. *	70,008	6,545,048
Walmart, Inc.	1,399,256	184,603,844
		416,839,217

Energy 3.5%
Antero Midstream Corp.	107,769	2,355,830
Antero Resources Corp. *	94,326	3,703,239
APA Corp.	111,335	4,534,674
Baker Hughes Co., Class A	315,780	22,000,393
Cheniere Energy, Inc.	68,582	18,856,621
Chevron Corp.	598,424	115,681,343
Chord Energy Corp.	17,608	2,563,725
ConocoPhillips	391,261	49,212,809
Coterra Energy, Inc.	240,998	8,654,238
Devon Energy Corp.	197,556	10,148,452
Diamondback Energy, Inc.	61,955	12,739,807
DT Midstream, Inc.	32,019	4,738,492
EOG Resources, Inc.	173,555	24,396,626
EQT Corp.	199,252	11,971,060
Expand Energy Corp.	76,777	7,842,770
Exxon Mobil Corp.	1,333,988	205,874,368
Halliburton Co.	265,931	11,248,881
HF Sinclair Corp.	50,380	3,386,040
Kinder Morgan, Inc.	626,179	20,582,504
Marathon Petroleum Corp.	94,182	23,384,449
Matador Resources Co.	38,084	2,416,049
Occidental Petroleum Corp.	229,283	13,889,964
ONEOK, Inc.	200,918	18,576,878
Ovintiv, Inc.	87,812	5,404,829
Permian Resources Corp., Class A	238,079	5,147,268
Phillips 66	128,591	23,037,078
Range Resources Corp.	74,980	3,261,630
SLB Ltd.	477,562	27,163,727
Targa Resources Corp.	68,744	17,878,939
TechnipFMC PLC	129,635	9,796,517
Texas Pacific Land Corp.	18,458	8,189,261
Valero Energy Corp.	97,343	24,586,895
Venture Global, Inc., Class A	155,753	2,066,842
Viper Energy, Inc., Class A	59,154	2,921,024
Williams Cos., Inc.	389,938	29,756,169
		757,969,391

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 2.0%
Agree Realty Corp.	38,540	2,971,819
Alexandria Real Estate Equities, Inc.	49,794	2,017,155
American Healthcare REIT, Inc.	57,022	2,895,577
American Homes 4 Rent, Class A	102,582	3,266,211
American Tower Corp.	149,594	27,332,320
AvalonBay Communities, Inc.	45,208	8,273,064
Brixmor Property Group, Inc.	95,234	2,865,591
BXP, Inc.	47,347	2,767,906
Camden Property Trust	32,630	3,426,803
CareTrust REIT, Inc.	70,850	2,795,032
Crown Castle, Inc.	138,261	12,274,812
CubeSmart	72,575	2,937,836
Digital Realty Trust, Inc.	103,383	20,773,780
EastGroup Properties, Inc.	16,995	3,419,394
Equinix, Inc.	31,297	33,889,331
Equity LifeStyle Properties, Inc.	62,569	3,959,992
Equity Residential	109,767	7,176,566
Essential Properties Realty Trust, Inc.	67,919	2,134,694
Essex Property Trust, Inc.	20,518	5,400,543
Extra Space Storage, Inc.	67,522	9,677,928
Federal Realty Investment Trust	25,288	2,804,439
First Industrial Realty Trust, Inc.	42,795	2,653,718
Gaming & Leisure Properties, Inc.	90,335	4,377,634
Healthcare Realty Trust, Inc., Class A	107,878	2,017,319
Healthpeak Properties, Inc.	222,403	3,596,257
Host Hotels & Resorts, Inc.	204,875	4,329,009
Invitation Homes, Inc.	178,210	5,127,102
Iron Mountain, Inc.	93,944	11,836,005
Kimco Realty Corp.	218,625	5,168,295
Lamar Advertising Co., Class A	27,450	3,783,708
Lineage, Inc.	18,761	691,906
Mid-America Apartment Communities, Inc.	37,233	4,809,759
Millrose Properties, Inc., Class A	49,288	1,511,663
NNN REIT, Inc.	60,552	2,651,572
Omega Healthcare Investors, Inc.	92,592	4,349,046
Prologis, Inc.	297,138	42,199,539
Public Storage	50,471	15,264,954
Realty Income Corp.	293,283	18,840,500
Regency Centers Corp.	52,910	4,119,043
Rexford Industrial Realty, Inc.	74,996	2,691,606
Ryman Hospitality Properties, Inc.	19,484	2,047,574
SBA Communications Corp., Class A	34,081	7,538,717
Simon Property Group, Inc.	104,001	21,186,044
STAG Industrial, Inc.	61,025	2,354,344
Sun Communities, Inc.	37,075	4,739,668
Terreno Realty Corp.	32,151	2,096,245
UDR, Inc.	95,603	3,474,213
Ventas, Inc.	151,952	13,350,503
VICI Properties, Inc., Class A	348,692	10,181,806
Vornado Realty Trust	51,931	1,552,218
Welltower, Inc.	222,875	48,439,652
Weyerhaeuser Co.	232,399	5,698,423
WP Carey, Inc.	69,539	5,071,479
		430,810,314

Financial Services 7.0%
Affiliated Managers Group, Inc.	9,223	2,717,741
Affirm Holdings, Inc. *	94,524	6,076,003
AGNC Investment Corp.	353,549	3,896,110
Ally Financial, Inc.	88,538	3,930,202
American Express Co.	170,993	55,239,289
Ameriprise Financial, Inc.	29,239	13,882,385
Annaly Capital Management, Inc.	232,245	5,318,410
Apollo Global Management, Inc.	148,395	19,101,404
SECURITY	NUMBER OF SHARES	VALUE ($)
ARES Management Corp., Class A	65,457	7,684,652
Bank of New York Mellon Corp.	219,797	29,534,123
Berkshire Hathaway, Inc., Class B *	585,331	277,212,762
Blackrock, Inc.	46,037	49,057,027
Blackstone, Inc.	239,126	30,029,443
Block, Inc. *	174,173	12,280,938
Blue Owl Capital, Inc., Class A	199,231	1,942,502
Capital One Financial Corp.	199,520	38,168,176
Carlyle Group, Inc.	82,164	4,113,951
Cboe Global Markets, Inc.	33,311	9,996,298
Charles Schwab Corp. (b)	529,958	48,565,351
CME Group, Inc.	115,333	33,195,144
Coinbase Global, Inc., Class A *	71,205	13,370,163
Corebridge Financial, Inc.	81,492	2,244,290
Corpay, Inc. *	22,310	6,837,346
Credit Acceptance Corp. *	1,784	900,759
Enact Holdings, Inc.	9,991	426,915
Equitable Holdings, Inc.	90,612	3,823,826
Essent Group Ltd.	31,597	1,912,250
Evercore, Inc., Class A	12,415	3,988,815
FactSet Research Systems, Inc.	11,650	2,651,307
Fidelity National Information Services, Inc.	164,778	7,667,120
FirstCash Holdings, Inc.	12,667	2,764,193
Fiserv, Inc. *	172,017	10,776,865
Franklin Resources, Inc.	99,212	2,973,384
Global Payments, Inc.	74,915	5,390,883
Goldman Sachs Group, Inc.	95,816	88,511,946
Hamilton Lane, Inc., Class A	13,029	1,198,538
Houlihan Lokey, Inc., Class A	17,512	2,709,982
Interactive Brokers Group, Inc., Class A	141,910	11,281,845
Intercontinental Exchange, Inc.	181,325	28,665,669
Invesco Ltd.	142,368	3,731,465
Jack Henry & Associates, Inc.	23,066	3,546,397
Jackson Financial, Inc., Class A	22,800	2,639,556
Janus Henderson Group PLC	39,279	2,027,189
Jefferies Financial Group, Inc.	51,551	2,485,789
KKR & Co., Inc.	219,069	22,857,659
Lazard, Inc.	36,867	1,788,050
LPL Financial Holdings, Inc.	25,627	8,562,750
MarketAxess Holdings, Inc.	11,837	1,860,658
Mastercard, Inc., Class A	259,985	130,751,656
MGIC Investment Corp.	69,805	1,848,436
Moelis & Co., Class A	23,828	1,551,679
Moody's Corp.	48,842	22,557,678
Morgan Stanley	384,043	73,194,755
Morningstar, Inc.	7,321	1,235,126
MSCI, Inc., Class A	23,510	13,904,049
Nasdaq, Inc.	142,760	13,121,072
Northern Trust Corp.	59,482	9,894,236
OneMain Holdings, Inc.	37,750	2,218,568
PayPal Holdings, Inc.	293,884	14,735,344
PennyMac Financial Services, Inc.	9,275	837,440
Piper Sandler Cos.	21,428	1,868,522
Raymond James Financial, Inc.	55,927	8,854,363
Rithm Capital Corp.	169,577	1,658,463
Robinhood Markets, Inc., Class A *	252,265	18,387,596
Rocket Cos., Inc., Class A *	312,395	4,567,215
S&P Global, Inc.	97,703	42,132,465
SEI Investments Co.	28,833	2,614,576
Shift4 Payments, Inc., Class A *(a)	21,575	955,341
SLM Corp.	63,523	1,466,111
SoFi Technologies, Inc. *	404,110	6,506,171
Starwood Property Trust, Inc.	108,325	1,988,847
State Street Corp.	88,956	13,596,035
Stifel Financial Corp.	48,823	3,847,741
StoneX Group, Inc. *	22,473	2,382,812
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Synchrony Financial	110,803	8,443,189
T. Rowe Price Group, Inc.	69,844	7,185,551
Toast, Inc., Class A *	152,854	4,359,396
TPG, Inc.	41,588	1,814,069
Tradeweb Markets, Inc., Class A	36,559	4,140,307
Upstart Holdings, Inc. *	27,252	860,618
Visa, Inc., Class A	536,663	177,012,924
Voya Financial, Inc.	30,676	2,514,205
WEX, Inc. *	10,823	1,627,022
		1,504,171,098

Food, Beverage & Tobacco 2.0%
Altria Group, Inc.	535,897	38,932,917
Archer-Daniels-Midland Co.	152,523	11,369,064
Brown-Forman Corp., Class B	56,568	1,457,757
Bunge Global SA	43,362	5,510,009
Cal-Maine Foods, Inc.	14,578	1,126,296
Campbell's Co. (a)	64,545	1,341,891
Celsius Holdings, Inc. *	50,894	1,708,512
Coca-Cola Co.	1,236,235	97,365,869
Coca-Cola Consolidated, Inc.	18,170	3,726,122
Conagra Brands, Inc.	153,855	2,207,819
Constellation Brands, Inc., Class A	44,631	6,988,322
General Mills, Inc.	169,416	5,982,079
Hershey Co.	47,174	8,762,099
Hormel Foods Corp.	93,138	1,999,673
Ingredion, Inc.	20,043	2,239,605
J.M. Smucker Co.	33,914	3,324,589
Keurig Dr. Pepper, Inc.	434,036	12,760,658
Kraft Heinz Co.	270,064	6,119,650
Lamb Weston Holdings, Inc.	44,780	1,950,169
McCormick & Co., Inc. - Non Voting Shares	80,519	4,093,586
Molson Coors Beverage Co., Class B	53,776	2,298,386
Mondelez International, Inc., Class A	409,102	25,135,227
Monster Beverage Corp. *	227,377	17,523,945
PepsiCo, Inc.	435,975	69,097,678
Philip Morris International, Inc.	496,955	82,032,362
Pilgrim's Pride Corp.	13,039	431,591
Post Holdings, Inc. *	13,334	1,396,737
Primo Brands Corp.	81,452	1,659,992
Smithfield Foods, Inc.	7,482	196,627
Tyson Foods, Inc., Class A	89,559	5,738,045
		424,477,276

Health Care Equipment & Services 3.1%
Abbott Laboratories	554,472	50,340,513
Align Technology, Inc. *	20,948	3,687,058
Baxter International, Inc.	163,922	2,881,749
Becton Dickinson & Co.	90,680	13,514,947
Boston Scientific Corp. *	473,027	27,251,085
Cardinal Health, Inc.	75,111	14,487,410
Cencora, Inc.	62,304	19,190,255
Centene Corp. *	150,088	8,058,225
Chemed Corp.	4,430	1,882,661
Cigna Group	84,150	24,452,307
Cooper Cos., Inc. *	63,011	3,963,392
CVS Health Corp.	406,300	33,840,727
DaVita, Inc. *	10,622	1,647,897
Dexcom, Inc. *	122,851	7,315,777
Doximity, Inc., Class A *	43,881	1,072,452
Edwards Lifesciences Corp. *	185,043	15,451,091
Elevance Health, Inc.	70,404	26,501,474
Encompass Health Corp.	32,070	3,207,000
Ensign Group, Inc.	18,401	3,435,283
GE HealthCare Technologies, Inc.	146,126	8,890,306
SECURITY	NUMBER OF SHARES	VALUE ($)
Glaukos Corp. *	17,892	2,570,544
Globus Medical, Inc., Class A *	35,541	3,205,087
Guardant Health, Inc. *	40,340	3,512,807
HCA Healthcare, Inc.	50,077	21,755,953
HealthEquity, Inc. *	28,099	2,304,961
Henry Schein, Inc. *	31,668	2,362,116
Hims & Hers Health, Inc. *	66,561	1,808,462
Humana, Inc.	38,316	9,059,435
IDEXX Laboratories, Inc. *	25,480	14,289,184
Insulet Corp. *	22,429	3,860,928
Intuitive Surgical, Inc. *	113,359	51,874,212
IRhythm Holdings, Inc. *	10,338	1,335,256
Labcorp Holdings, Inc.	26,309	6,756,151
Masimo Corp. *	14,339	2,558,508
McKesson Corp.	39,099	31,873,505
Medtronic PLC	409,200	33,132,924
Merit Medical Systems, Inc. *	18,622	1,269,648
Molina Healthcare, Inc. *	16,415	3,194,687
Penumbra, Inc. *	12,511	4,084,591
Quest Diagnostics, Inc.	35,163	6,828,655
RadNet, Inc. *	22,148	1,252,469
ResMed, Inc.	46,790	10,004,170
Solventum Corp. *	47,562	3,203,776
STERIS PLC	31,423	6,815,020
Stryker Corp.	109,842	34,614,509
Teleflex, Inc.	14,258	1,766,709
Tenet Healthcare Corp. *	27,959	4,952,098
UnitedHealth Group, Inc.	289,177	107,134,295
Universal Health Services, Inc., Class B	17,656	2,970,975
Veeva Systems, Inc., Class A *	48,271	7,528,828
Waystar Holding Corp. *	37,041	791,751
Zimmer Biomet Holdings, Inc.	62,605	5,160,530
		664,904,353

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	75,562	7,334,048
Clorox Co.	38,377	3,701,078
Colgate-Palmolive Co.	257,445	21,975,505
elf Beauty, Inc. *	18,076	1,156,322
Estee Lauder Cos., Inc., Class A	79,099	6,067,684
Kenvue, Inc.	612,577	10,738,475
Kimberly-Clark Corp.	105,847	10,418,520
Procter & Gamble Co.	741,850	109,118,716
		170,510,348

Insurance 1.7%
Aflac, Inc.	149,013	16,938,308
Allstate Corp.	82,954	18,022,586
American Financial Group, Inc.	21,509	2,866,505
American International Group, Inc.	170,643	12,764,096
Aon PLC, Class A	68,555	21,365,166
Arch Capital Group Ltd. *	114,683	10,832,956
Arthur J Gallagher & Co.	82,123	16,950,187
Assurant, Inc.	16,305	3,852,382
Axis Capital Holdings Ltd.	24,261	2,436,047
Brown & Brown, Inc.	92,882	5,586,852
Chubb Ltd.	116,116	37,969,932
Cincinnati Financial Corp.	49,737	8,136,973
CNA Financial Corp.	6,753	325,697
Erie Indemnity Co., Class A	8,119	1,777,493
Everest Group Ltd.	12,874	4,592,928
Fidelity National Financial, Inc.	80,486	4,209,418
First American Financial Corp.	32,652	2,289,885
Globe Life, Inc.	25,292	3,902,556
Hanover Insurance Group, Inc.	11,138	2,090,491
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hartford Insurance Group, Inc.	89,042	12,181,836
Kinsale Capital Group, Inc.	6,944	2,247,148
Lincoln National Corp.	53,945	2,039,661
Loews Corp.	53,814	6,059,995
Markel Group, Inc. *	4,027	7,137,737
Marsh & McLennan Cos., Inc.	154,642	25,935,010
MetLife, Inc.	175,436	14,052,424
Old Republic International Corp.	72,800	2,908,360
Primerica, Inc.	10,227	2,876,548
Principal Financial Group, Inc.	62,963	6,353,596
Progressive Corp.	187,140	37,667,539
Prudential Financial, Inc.	111,540	10,943,189
Reinsurance Group of America, Inc.	20,850	4,408,941
RenaissanceRe Holdings Ltd.	13,860	4,254,604
RLI Corp.	29,310	1,517,379
Ryan Specialty Holdings, Inc., Class A	36,659	1,274,633
Travelers Cos., Inc.	69,015	21,059,237
Unum Group	49,185	3,953,490
W.R. Berkley Corp.	94,980	6,347,513
Willis Towers Watson PLC	30,533	7,822,555
		357,951,853

Materials 2.2%
Air Products & Chemicals, Inc.	70,868	21,263,943
Albemarle Corp.	37,348	7,346,352
Alcoa Corp.	83,537	5,328,825
Amcor PLC	146,358	5,567,458
Amrize Ltd. *	163,632	8,800,129
Anglogold Ashanti PLC	134,888	12,643,052
AptarGroup, Inc.	20,522	2,538,161
Avery Dennison Corp.	24,889	4,080,054
Axalta Coating Systems Ltd. *	67,538	1,920,781
Balchem Corp.	10,157	1,641,574
Ball Corp.	85,662	5,232,235
Celanese Corp., Class A	35,470	2,403,447
CF Industries Holdings, Inc.	49,861	6,192,736
Cleveland-Cliffs, Inc. *	185,554	1,892,651
Coeur Mining, Inc. *	330,297	5,935,437
Commercial Metals Co.	34,590	2,385,326
Corteva, Inc.	214,361	17,365,385
CRH PLC	213,791	25,317,130
Crown Holdings, Inc.	35,328	3,473,096
Dow, Inc.	229,025	9,273,222
DuPont de Nemours, Inc.	132,443	6,047,347
Eagle Materials, Inc.	10,033	2,108,034
Eastman Chemical Co.	35,995	2,630,875
Ecolab, Inc.	81,150	21,147,690
Element Solutions, Inc.	72,932	3,106,174
Freeport-McMoRan, Inc.	458,273	26,479,014
Graphic Packaging Holding Co.	91,284	869,937
Hecla Mining Co.	213,859	3,853,739
International Flavors & Fragrances, Inc.	81,893	5,748,889
International Paper Co.	167,238	5,087,380
Linde PLC	148,886	74,612,730
Louisiana-Pacific Corp.	20,450	1,476,286
LyondellBasell Industries NV, Class A	82,135	6,127,271
Martin Marietta Materials, Inc.	19,364	11,987,671
Mosaic Co.	102,849	2,393,296
MP Materials Corp. *	43,429	2,868,051
NewMarket Corp.	2,458	1,660,674
Newmont Corp.	348,256	38,687,759
Nucor Corp.	73,205	16,492,354
Packaging Corp. of America	28,567	6,097,626
PPG Industries, Inc.	71,617	7,770,445
Reliance, Inc.	16,740	6,068,250
Royal Gold, Inc.	26,017	6,071,847
SECURITY	NUMBER OF SHARES	VALUE ($)
RPM International, Inc.	40,252	4,101,276
Sherwin-Williams Co.	73,392	23,603,601
Smurfit Westrock PLC	167,516	6,430,939
Solstice Advanced Materials, Inc.	50,610	4,147,490
Steel Dynamics, Inc.	44,180	10,102,199
Vulcan Materials Co.	42,457	12,810,975
Westlake Corp.	11,159	1,286,410
		472,477,223

Media & Entertainment 9.5%
Alphabet, Inc., Class A	1,858,362	715,097,698
Alphabet, Inc., Class C	1,492,753	570,142,081
Charter Communications, Inc., Class A *	27,449	4,533,751
EchoStar Corp., Class A *	43,274	5,328,760
Electronic Arts, Inc.	71,570	14,483,621
Fox Corp., Class A	105,464	6,695,909
Liberty Broadband Corp., Class C *	37,809	1,455,268
Liberty Media Corp.-Liberty Formula One, Class C *	71,486	6,144,222
Live Nation Entertainment, Inc. *	50,756	8,016,403
Match Group, Inc.	75,548	2,827,006
Meta Platforms, Inc., Class A	698,185	427,226,383
Netflix, Inc. *	1,347,829	126,170,273
New York Times Co., Class A	50,865	4,019,861
News Corp., Class A	161,429	4,248,811
Nexstar Media Group, Inc., Class A	9,077	1,889,287
Omnicom Group, Inc.	100,419	7,704,146
Paramount Skydance Corp., Class B (a)	101,942	1,043,886
Pinterest, Inc., Class A *	187,402	3,684,323
Reddit, Inc., Class A *	40,559	5,971,501
ROBLOX Corp., Class A *	211,622	11,694,232
Roku, Inc. *	41,478	4,834,676
Sirius XM Holdings, Inc.	60,640	1,633,642
Snap, Inc., Class A *	349,378	2,120,724
Take-Two Interactive Software, Inc. *	55,372	11,836,319
TKO Group Holdings, Inc.	21,266	3,957,390
Trade Desk, Inc., Class A *	140,798	3,321,425
Versant Media Group, Inc.	46,404	1,864,977
Walt Disney Co.	565,760	58,697,600
Warner Bros Discovery, Inc. *	792,420	21,434,961
		2,038,079,136

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	564,155	119,217,235
Agilent Technologies, Inc.	90,165	10,418,566
Alnylam Pharmaceuticals, Inc. *	42,362	13,110,615
Amgen, Inc.	172,004	59,556,385
Atrium Therapeutics, Inc. *	4,540	57,976
Avantor, Inc. *	212,877	1,724,304
Axsome Therapeutics, Inc. *	13,552	2,815,428
Biogen, Inc. *	46,900	8,877,232
BioMarin Pharmaceutical, Inc. *	60,071	3,238,428
Bio-Rad Laboratories, Inc., Class A *	5,849	1,638,422
Bio-Techne Corp.	48,662	2,691,982
Bridgebio Pharma, Inc. *	54,322	3,862,837
Bristol-Myers Squibb Co.	649,726	39,366,898
Charles River Laboratories International, Inc. *	15,340	2,561,320
Corcept Therapeutics, Inc. *	28,954	1,346,940
Cytokinetics, Inc. *	38,382	2,455,296
Danaher Corp.	200,639	35,904,349
Elanco Animal Health, Inc. *	157,436	3,521,843
Eli Lilly & Co.	252,944	236,401,462
Exelixis, Inc. *	83,448	3,710,098
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Gilead Sciences, Inc.	396,350	51,858,434
Halozyme Therapeutics, Inc. *	37,648	2,396,672
Illumina, Inc. *	48,763	6,180,223
Incyte Corp. *	53,713	5,117,237
Insmed, Inc. *	68,227	9,301,387
Ionis Pharmaceuticals, Inc. *	51,551	3,853,953
IQVIA Holdings, Inc. *	54,313	8,601,550
Jazz Pharmaceuticals PLC *	19,269	3,911,992
Johnson & Johnson	769,201	176,800,850
Madrigal Pharmaceuticals, Inc. *	5,889	3,046,910
Medpace Holdings, Inc. *	7,152	2,994,256
Merck & Co., Inc.	792,269	86,499,929
Mettler-Toledo International, Inc. *	6,507	8,306,901
Moderna, Inc. *	110,969	5,097,916
Natera, Inc. *	44,167	9,105,469
Neurocrine Biosciences, Inc. *	31,790	4,185,789
Nuvalent, Inc., Class A *	16,560	1,660,637
Pfizer, Inc.	1,813,704	48,425,897
Regeneron Pharmaceuticals, Inc.	32,214	22,777,231
Repligen Corp. *	17,121	2,025,585
Revolution Medicines, Inc. *	62,616	9,024,218
Revvity, Inc.	36,337	3,147,511
Rhythm Pharmaceuticals, Inc. *	19,470	1,584,079
Roivant Sciences Ltd. *	144,252	4,115,510
Royalty Pharma PLC, Class A	119,900	6,005,791
Summit Therapeutics, Inc. *(a)	50,934	1,093,044
Tempus AI, Inc., Class A *	32,067	1,779,077
Thermo Fisher Scientific, Inc.	120,002	57,476,158
United Therapeutics Corp. *	13,631	7,788,072
Vertex Pharmaceuticals, Inc. *	81,208	34,706,675
Viatris, Inc.	365,703	5,463,603
Waters Corp. *	31,416	9,714,770
West Pharmaceutical Services, Inc.	23,033	6,854,390
Zoetis, Inc.	134,883	15,507,498
		1,178,886,830

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	92,990	13,272,463
CoStar Group, Inc. *	135,005	4,672,523
Jones Lang LaSalle, Inc. *	14,874	4,731,866
Zillow Group, Inc., Class C *	56,281	2,498,876
		25,175,728

Semiconductors & Semiconductor Equipment 15.9%
Advanced Micro Devices, Inc. *	520,406	184,478,723
Allegro MicroSystems, Inc. *	39,941	1,937,139
Amkor Technology, Inc.	37,203	2,594,909
Analog Devices, Inc.	155,939	62,728,022
Applied Materials, Inc.	253,368	99,951,142
Astera Labs, Inc. *	42,147	8,207,707
Broadcom, Inc.	1,513,306	631,699,324
Cirrus Logic, Inc. *	16,446	2,682,014
Credo Technology Group Holding Ltd. *	50,782	8,836,576
Enphase Energy, Inc. *	41,764	1,376,541
Entegris, Inc.	47,865	6,767,154
First Solar, Inc. *	34,483	6,961,773
GLOBALFOUNDRIES, Inc. *	33,807	2,183,932
Impinj, Inc. *	8,309	1,204,140
Intel Corp. *	1,498,670	141,594,342
KLA Corp.	41,829	73,215,390
Lam Research Corp.	398,733	102,817,291
Lattice Semiconductor Corp. *	43,609	5,332,509
MACOM Technology Solutions Holdings, Inc. *	20,537	5,783,425
Marvell Technology, Inc.	278,240	45,951,336
SECURITY	NUMBER OF SHARES	VALUE ($)
Microchip Technology, Inc.	173,768	16,144,785
Micron Technology, Inc.	359,270	185,800,073
MKS, Inc.	21,169	6,006,704
Monolithic Power Systems, Inc.	15,557	25,115,376
NVIDIA Corp.	7,756,123	1,547,889,467
NXP Semiconductors NV	80,385	23,600,232
ON Semiconductor Corp. *	125,603	12,662,038
Qnity Electronics, Inc.	66,482	9,351,358
Qorvo, Inc. *	27,194	2,562,219
QUALCOMM, Inc.	340,595	61,164,050
Rambus, Inc. *	34,613	3,984,302
Semtech Corp. *	29,621	3,111,686
SiTime Corp. *	7,032	3,953,039
Skyworks Solutions, Inc.	47,741	3,349,986
Teradyne, Inc.	49,868	17,128,162
Texas Instruments, Inc.	289,255	81,303,795
Universal Display Corp.	14,402	1,254,270
		3,400,684,931

Software & Services 8.7%
Accenture PLC, Class A	196,379	35,094,891
ACI Worldwide, Inc. *	31,644	1,367,654
Adobe, Inc. *	131,024	32,245,006
Akamai Technologies, Inc. *	45,741	4,710,408
Amdocs Ltd.	34,782	2,249,352
Appfolio, Inc., Class A *	7,789	1,301,464
AppLovin Corp., Class A *	86,370	38,551,250
Atlassian Corp., Class A *	54,938	3,768,197
Aurora Innovation, Inc. *	413,271	2,430,033
Autodesk, Inc. *	67,786	16,065,282
Bentley Systems, Inc., Class B	47,981	1,565,140
Bill Holdings, Inc. *	28,319	1,076,122
Cadence Design Systems, Inc. *	86,990	28,671,034
CCC Intelligent Solutions Holdings, Inc. *	187,471	982,348
Circle Internet Group, Inc. *	17,176	1,560,955
Clearwater Analytics Holdings, Inc., Class A *	92,039	2,227,344
Cloudflare, Inc., Class A *	101,339	20,771,455
Cognizant Technology Solutions Corp., Class A	152,557	8,070,265
Commvault Systems, Inc. *	13,902	1,374,630
CoreWeave, Inc., Class A *	77,151	8,610,052
Crowdstrike Holdings, Inc., Class A *	80,488	35,877,526
Datadog, Inc., Class A *	104,837	13,858,403
Docusign, Inc., Class A *	62,835	2,889,782
Dropbox, Inc., Class A *	55,383	1,345,253
D-Wave Quantum, Inc. *	118,319	2,399,509
Dynatrace, Inc. *	93,590	3,388,894
Elastic NV *	30,131	1,398,982
EPAM Systems, Inc. *	17,902	2,036,890
Fair Isaac Corp. *	7,577	7,766,425
Figma, Inc., Class A *	11,871	210,117
Fortinet, Inc. *	201,710	17,006,170
Gartner, Inc. *	22,461	3,335,234
Gen Digital, Inc.	175,639	3,388,076
Gitlab, Inc., Class A *	44,400	983,016
GoDaddy, Inc., Class A *	43,128	3,743,079
Guidewire Software, Inc. *	27,042	3,742,342
HubSpot, Inc. *	16,677	3,698,292
InterDigital, Inc.	8,315	2,465,896
International Business Machines Corp.	298,425	68,930,207
Intuit, Inc.	88,964	34,562,514
Kyndryl Holdings, Inc. *	71,281	985,103
Life360, Inc. *	24,992	1,076,905
Manhattan Associates, Inc. *	19,556	2,696,577
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MARA Holdings, Inc. *	119,164	1,428,776
Microsoft Corp.	2,370,121	966,487,941
MongoDB, Inc., Class A *	25,986	6,518,068
Nutanix, Inc., Class A *	86,254	3,526,926
Okta, Inc. *	54,487	4,012,968
Oracle Corp.	541,249	87,352,176
Palantir Technologies, Inc., Class A *	729,166	101,434,282
Palo Alto Networks, Inc. *	258,014	46,267,070
Pegasystems, Inc.	28,262	1,032,976
Procore Technologies, Inc. *	38,543	2,180,763
PTC, Inc. *	37,851	5,159,091
Roper Technologies, Inc.	33,965	12,051,122
Rubrik, Inc., Class A *	48,515	2,580,028
SailPoint, Inc. *	23,111	263,928
Salesforce, Inc.	299,047	52,790,767
Samsara, Inc., Class A *	114,422	3,288,488
SentinelOne, Inc., Class A *	111,116	1,573,403
ServiceNow, Inc. *	333,873	29,484,325
ServiceTitan, Inc., Class A *	18,840	1,120,226
Snowflake, Inc., Class A *	109,251	14,909,484
SoundHound AI, Inc., Class A *(a)	120,860	962,046
Strategy, Inc., Class A *	100,044	16,552,280
Synopsys, Inc. *	61,074	29,474,312
Trimble, Inc. *	75,488	5,081,852
Twilio, Inc., Class A *	48,225	7,140,194
Tyler Technologies, Inc. *	13,597	4,638,481
UiPath, Inc., Class A *	131,824	1,357,787
Unity Software, Inc. *	113,892	3,009,027
Varonis Systems, Inc., Class B *	36,538	960,949
VeriSign, Inc.	26,513	7,122,983
Workday, Inc., Class A *	67,937	8,315,489
Zoom Communications, Inc. *	83,720	8,133,398
Zscaler, Inc. *	32,390	4,232,725
		1,870,922,405

Technology Hardware & Equipment 9.2%
Advanced Energy Industries, Inc.	12,054	4,627,651
Amphenol Corp., Class A	392,591	57,816,877
Apple, Inc.	4,686,021	1,271,551,798
Arista Networks, Inc. *	330,079	57,007,944
Arrow Electronics, Inc. *	16,185	3,040,029
Badger Meter, Inc.	9,639	1,165,451
Belden, Inc.	12,798	1,439,519
CDW Corp.	41,543	5,687,652
Ciena Corp. *	45,003	23,742,683
Cisco Systems, Inc.	1,260,952	115,377,108
Cognex Corp.	52,751	2,928,208
Coherent Corp. *	59,894	19,148,711
Corning, Inc.	249,056	40,904,957
Dell Technologies, Inc., Class C	94,844	19,817,654
Everpure, Inc., Class A *	100,245	7,162,505
F5, Inc. *	17,856	5,783,558
Fabrinet *	11,552	7,895,445
Flex Ltd. *	118,547	10,852,978
Hewlett Packard Enterprise Co.	425,268	12,234,960
HP, Inc.	291,428	6,079,188
IonQ, Inc. *(a)	113,369	5,115,209
Itron, Inc. *	14,839	1,243,508
Jabil, Inc.	33,736	11,385,563
Keysight Technologies, Inc. *	54,647	19,121,532
Littelfuse, Inc.	7,881	3,185,264
Lumentum Holdings, Inc. *	22,791	20,564,775
Mirion Technologies, Inc., Class A *	76,410	1,509,098
Motorola Solutions, Inc.	52,830	23,193,955
NetApp, Inc.	63,583	7,043,089
Sandisk Corp. *	47,135	51,683,999
Sanmina Corp. *	17,202	3,746,940
SECURITY	NUMBER OF SHARES	VALUE ($)
Seagate Technology Holdings PLC	69,605	46,888,712
Super Micro Computer, Inc. *	161,556	4,426,634
TD SYNNEX Corp.	24,103	5,499,823
TE Connectivity PLC	93,909	19,876,779
Teledyne Technologies, Inc. *	14,984	9,677,416
Ubiquiti, Inc.	1,380	1,396,574
Vontier Corp.	46,491	1,668,097
Western Digital Corp.	108,284	47,051,564
Zebra Technologies Corp., Class A *	15,577	3,524,452
		1,962,067,859

Telecommunication Services 0.9%
AST SpaceMobile, Inc. *	79,681	5,888,426
AT&T, Inc.	2,235,874	58,423,388
Comcast Corp., Class A	1,146,159	30,992,139
T-Mobile U.S., Inc.	151,398	29,598,309
Verizon Communications, Inc.	1,346,795	64,686,564
		189,588,826

Transportation 1.4%
Alaska Air Group, Inc. *	36,813	1,439,756
American Airlines Group, Inc. *	207,539	2,430,282
Avis Budget Group, Inc. *(a)	5,429	980,857
CH Robinson Worldwide, Inc.	38,043	6,916,598
CSX Corp.	594,582	27,011,860
Delta Air Lines, Inc.	207,124	14,082,361
Expeditors International of Washington, Inc.	43,038	6,364,890
FedEx Corp.	68,833	27,761,037
GXO Logistics, Inc. *	35,623	2,035,142
JB Hunt Transport Services, Inc.	23,505	5,912,213
Joby Aviation, Inc. *	194,251	1,785,167
Knight-Swift Transportation Holdings, Inc.	51,247	3,325,930
Lyft, Inc., Class A *	127,980	1,810,917
Norfolk Southern Corp.	71,762	22,664,593
Old Dominion Freight Line, Inc.	58,794	12,489,609
Ryder System, Inc.	12,501	3,172,379
Saia, Inc. *	8,390	3,765,600
Southwest Airlines Co.	157,036	5,954,805
Uber Technologies, Inc. *	657,420	49,050,106
U-Haul Holding Co., Non Voting Shares	32,569	1,553,216
Union Pacific Corp.	189,222	50,991,545
United Airlines Holdings, Inc. *	103,281	9,295,290
United Parcel Service, Inc., Class B	235,253	25,595,526
XPO, Inc. *	37,388	8,230,220
		294,619,899

Utilities 2.3%
AES Corp.	225,313	3,255,773
Alliant Energy Corp.	81,550	5,988,217
Ameren Corp.	88,826	10,095,075
American Electric Power Co., Inc.	172,954	23,713,723
American Water Works Co., Inc.	62,700	8,051,934
Atmos Energy Corp.	53,196	10,106,176
CenterPoint Energy, Inc.	207,346	9,050,653
CMS Energy Corp.	98,360	7,548,146
Consolidated Edison, Inc.	115,154	12,838,519
Constellation Energy Corp.	99,417	31,117,521
Dominion Energy, Inc.	273,229	17,623,270
DTE Energy Co.	65,974	10,007,596
Duke Energy Corp.	248,164	32,149,646
Edison International	122,284	8,497,515
Entergy Corp.	144,388	17,024,789
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Essential Utilities, Inc.	89,994	3,437,771
Evergy, Inc.	73,315	6,073,415
Eversource Energy	120,166	8,495,736
Exelon Corp.	326,810	15,029,992
FirstEnergy Corp.	165,107	7,845,885
IDACORP, Inc.	17,459	2,579,393
National Fuel Gas Co.	30,522	2,575,446
NextEra Energy, Inc.	664,084	65,000,542
NiSource, Inc.	154,114	7,440,624
NRG Energy, Inc.	67,607	10,518,297
OGE Energy Corp.	66,040	3,222,752
Oklo, Inc. *	39,533	2,866,143
Ormat Technologies, Inc.	19,465	2,236,529
PG&E Corp.	700,660	11,644,969
Pinnacle West Capital Corp.	38,853	4,029,833
PPL Corp.	234,981	8,797,689
Public Service Enterprise Group, Inc.	159,509	13,025,505
Sempra	207,778	19,763,843
Southern Co.	351,327	33,973,321
Southwest Gas Holdings, Inc.	20,939	1,969,313
Talen Energy Corp. *	14,760	5,496,919
TXNM Energy, Inc.	32,203	1,901,909
UGI Corp.	68,844	2,484,580
Vistra Corp.	101,391	16,003,555
WEC Energy Group, Inc.	103,984	12,263,873
Xcel Energy, Inc.	189,050	15,681,697
		491,428,084
Total Common Stocks (Cost $3,444,739,551)		21,349,808,129

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)	39,442,825	39,442,825
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)(d)	12,102,276	12,102,276
		51,545,101
Total Short-Term Investments (Cost $51,545,101)		51,545,101
Total Investments in Securities (Cost $3,496,284,652)		21,401,353,230

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/18/26	13	4,746,560	188,070
S&P 500 Index, e-mini, expires 06/18/26	118	42,738,125	2,665,368
			2,853,438

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $11,831,219.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.(a)	$51,552,531	$160,596	($1,675,690 )	$1,081,274	($2,553,360 )	$48,565,351	529,958	$316,622

(a)	Issuers are affiliated with the fund’s investment adviser.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$21,349,808,129	$—	$—	$21,349,808,129
Short-Term Investments[1]	51,545,101	—	—	51,545,101
Futures Contracts[2]	2,853,438	—	—	2,853,438
Total	$21,404,206,668	$—	$—	$21,404,206,668

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $8,937,566)		$48,565,351
Investments in securities, at value - unaffiliated issuers (cost $3,487,347,086) including securities on loan of $11,831,219		21,352,787,879
Deposit with broker for futures contracts		5,763,691
Receivables:
Dividends		8,523,635
Fund shares sold		1,465,324
Variation margin on future contracts		571,202
Income from securities on loan	+	15,711
Total assets		21,417,692,793

Liabilities
Collateral held for securities on loan		12,102,276
Payables:
Fund shares redeemed		8,059,752
Investment adviser fees		843,517
Investments bought	+	215,084
Total liabilities		21,220,629
Net assets		$21,396,472,164

Net Assets by Source
Capital received from investors		$3,253,830,350
Total distributable earnings	+	18,142,641,814
Net assets		$21,396,472,164

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$21,396,472,164		1,390,149,257		$15.39

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $33,276)		$121,146,430
Dividends received from securities - affiliated issuers		316,622
Other Interest		70,988
Securities on loan, net	+	75,801
Total investment income		121,609,841

Expenses
Investment adviser fees		4,991,783
Total expenses	–	4,991,783
Net investment income		116,618,058

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		1,081,274
Net realized gains on sales of securities - unaffiliated issuers		128,818,335
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		36,896,211
Net realized gains on futures contracts	+	2,022,232
Net realized gains		168,818,052
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(2,553,360)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		907,919,923
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,516,882
Net change in unrealized appreciation (depreciation)		907,883,445
Net realized and unrealized gains		1,076,701,497
Increase in net assets resulting from operations		$1,193,319,555
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$116,618,058	$222,616,424
Net realized gains		168,818,052	257,195,338
Net change in unrealized appreciation (depreciation)	+	907,883,445	3,137,028,897
Increase in net assets resulting from operations		$1,193,319,555	$3,616,840,659

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($293,561,765 )	($218,384,415 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		47,676,100	$694,585,130	111,974,742	$1,450,290,800
Shares reinvested		15,468,751	224,760,947	13,121,300	170,314,465
Shares redeemed	+	(66,006,515)	(965,564,498)	(141,165,651)	(1,833,422,360)
Net transactions in fund shares		(2,861,664)	($46,218,421 )	(16,069,609)	($212,817,095 )

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,393,010,921	$20,542,932,795	1,409,080,530	$17,357,293,646
Total increase (decrease)	+	(2,861,664)	853,539,369	(16,069,609)	3,185,639,149
End of period		1,390,149,257	$21,396,472,164	1,393,010,921	$20,542,932,795

[1]
For the period ended October 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 10-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$40.16	$35.63	$26.99	$29.87	$39.97	$27.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.31	0.45	0.47	0.47	0.40	0.37
Net realized and unrealized gains (losses)	5.12	4.67	8.66	(2.98)	(7.31)	13.29
Total from investment operations	5.43	5.12	9.13	(2.51)	(6.91)	13.66
Less distributions:
Distributions from net investment income	(0.51)	(0.59)	(0.49)	(0.37)	(0.42)	(0.38)
Distributions from net realized gains	—	—	—	—	(2.77)	(0.49)
Total distributions	(0.51)	(0.59)	(0.49)	(0.37)	(3.19)	(0.87)
Net asset value at end of period	$45.08	$40.16	$35.63	$26.99	$29.87	$39.97
Total return	13.66%*	14.50%	34.14%	(8.47%)	(18.53%)	50.82%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%**	0.04%	0.04%	0.04%	0.04%[2]	0.04%
Net investment income (loss)	1.52%**	1.24%	1.42%	1.60%	1.25%	0.98%
Portfolio turnover rate	5%*,3	12%[3]	15%[3]	10%[3]	16%[3]	19%[3]
Net assets, end of period (x 1,000,000)	$7,221	$7,193	$6,330	$4,881	$5,372	$6,587

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.1%
Adient PLC *	172,713	3,635,609
Cooper-Standard Holdings, Inc. *	36,422	1,095,210
Dana, Inc.	247,933	9,037,158
Dauch Corp. *	501,226	2,862,000
Dorman Products, Inc. *	60,552	6,812,706
Faraday Future Intelligent Electric, Inc. *	442,117	192,851
Fox Factory Holding Corp. *	91,198	1,618,764
Garrett Motion, Inc.	389,714	9,980,576
Gentherm, Inc. *	66,300	1,995,630
Goodyear Tire & Rubber Co. *	606,772	4,295,946
Holley, Inc. *	169,127	558,119
LCI Industries	51,955	6,194,075
Livewire Group, Inc., Class A *(a)	27,512	50,072
Motorcar Parts of America, Inc. *	29,089	326,379
Patrick Industries, Inc.	71,205	6,622,065
Phinia, Inc.	83,567	6,029,359
Solid Power, Inc. *	387,596	1,337,206
Standard Motor Products, Inc.	45,986	1,718,497
Strattec Security Corp. *	8,978	675,684
Visteon Corp.	60,271	6,732,873
Winnebago Industries, Inc.	59,564	1,942,382
XPEL, Inc. *	55,407	2,638,481
		76,351,642

Banks 9.3%
1st Source Corp.	40,708	2,993,259
ACNB Corp.	22,160	1,123,290
Amalgamated Financial Corp.	50,215	2,052,789
Amerant Bancorp, Inc.	79,609	1,828,619
Ameris Bancorp	143,648	12,245,992
Ames National Corp.	19,087	537,872
Arrow Financial Corp.	36,160	1,332,496
Associated Banc-Corp.	365,631	10,296,169
Atlantic Union Bankshares Corp.	313,003	11,784,563
Avidbank Holdings, Inc. *	6,032	178,788
Axos Financial, Inc. *	119,457	11,520,433
Banc of California, Inc.	297,663	5,575,228
BancFirst Corp.	45,868	5,119,327
Bancorp, Inc. *	91,686	5,485,573
Bank First Corp.	22,610	3,285,459
Bank of Hawaii Corp.	86,397	6,869,425
Bank of Marin Bancorp	32,553	834,659
Bank of NT Butterfield & Son Ltd.	91,659	5,082,492
Bank7 Corp.	9,317	400,072
BankUnited, Inc.	163,001	7,576,286
Bankwell Financial Group, Inc.	14,795	765,197
Banner Corp.	73,891	4,944,047
Bar Harbor Bankshares	35,601	1,219,334
BayCom Corp.	22,388	671,192
BCB Bancorp, Inc.	35,244	357,727
Beacon Financial Corp.	182,964	5,219,963
Blue Ridge Bankshares, Inc.	147,513	505,970
Bridgewater Bancshares, Inc. *	46,373	840,742
Burke & Herbert Financial Services Corp.	29,518	1,898,303
Business First Bancshares, Inc.	68,885	1,886,071
BV Financial, Inc. *	15,156	296,754
Byline Bancorp, Inc.	67,575	2,172,536
C&F Financial Corp.	6,661	497,910
California BanCorp	49,954	933,640
SECURITY	NUMBER OF SHARES	VALUE ($)
Camden National Corp.	36,589	1,762,492
Capital Bancorp, Inc.	24,885	783,629
Capital City Bank Group, Inc.	30,162	1,392,580
Capitol Federal Financial, Inc.	269,449	2,069,368
Carter Bankshares, Inc. *	47,738	1,222,093
Cathay General Bancorp	141,772	7,943,485
CB Financial Services, Inc.	10,354	364,254
Central Pacific Financial Corp.	56,500	1,880,320
CF Bankshares, Inc.	10,992	322,066
Chain Bridge Bancorp, Inc., Class A *	5,386	200,144
Chemung Financial Corp.	9,275	615,953
ChoiceOne Financial Services, Inc.	31,586	948,528
Citizens & Northern Corp.	38,145	842,242
Citizens Community Bancorp, Inc.	19,522	405,082
Citizens Financial Services, Inc.	9,915	626,231
City Holding Co.	30,812	3,788,644
Civista Bancshares, Inc.	44,904	1,116,762
CNB Financial Corp.	63,888	1,940,917
Coastal Financial Corp. *	28,216	2,133,694
CoastalSouth Bancshares, Inc.	20,208	516,314
Colony Bankcorp, Inc.	44,656	885,975
Columbia Financial, Inc. *	60,456	1,162,569
Commercial Bancgroup, Inc.	15,027	435,182
Community Financial System, Inc.	116,149	7,359,201
Community Trust Bancorp, Inc.	35,095	2,278,718
Community West Bancshares	50,845	1,206,043
ConnectOne Bancorp, Inc.	104,482	3,052,964
Customers Bancorp, Inc. *	70,281	5,360,332
CVB Financial Corp.	368,111	7,498,421
Dime Community Bancshares, Inc.	87,507	3,140,626
Eagle Bancorp Montana, Inc.	15,773	348,899
Eagle Bancorp, Inc.	61,243	1,583,132
Eagle Financial Services, Inc.	10,234	385,617
Eastern Bankshares, Inc.	478,280	9,675,604
ECB Bancorp, Inc. *	15,863	284,899
Enterprise Financial Services Corp.	80,463	4,652,371
Equity Bancshares, Inc., Class A	37,539	1,702,018
Esquire Financial Holdings, Inc.	15,819	1,662,893
Farmers & Merchants Bancorp, Inc.	27,937	748,153
Farmers National Banc Corp.	120,672	1,697,855
FB Bancorp, Inc. *	34,652	484,435
FB Financial Corp.	97,189	5,255,009
Fidelity D&D Bancorp, Inc.	10,290	463,976
Financial Institutions, Inc.	42,728	1,455,743
Finward Bancorp	8,176	263,104
Finwise Bancorp *	20,087	312,353
First BanCorp	343,129	8,331,172
First Bancorp, Inc.	23,833	678,287
First Bancorp/Southern Pines NC	88,675	5,120,094
First Bank	47,797	709,307
First Busey Corp.	185,237	4,853,209
First Business Financial Services, Inc.	17,630	990,806
First Capital, Inc.	7,164	387,429
First Commonwealth Financial Corp.	226,230	4,164,894
First Community Bankshares, Inc.	36,151	1,540,756
First Community Corp.	15,601	461,946
First Financial Bancorp	227,992	6,903,598
First Financial Bankshares, Inc.	294,661	9,508,710
First Financial Corp.	24,871	1,633,279
First Internet Bancorp	16,678	382,260
First Interstate BancSystem, Inc., Class A	189,191	6,714,389
First Merchants Corp.	136,917	5,536,923
First Mid Bancshares, Inc.	47,716	2,008,366
First National Corp.	16,611	443,846
First United Corp.	13,074	485,830
First Western Financial, Inc. *	17,914	507,145
Firstsun Capital Bancorp *	49,678	1,756,614
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Five Star Bancorp	33,899	1,371,215
Flagstar Bank NA	665,454	9,296,392
Flushing Financial Corp.	71,335	1,149,920
Franklin Financial Services Corp.	9,199	518,364
FS Bancorp, Inc.	14,381	584,444
Fulton Financial Corp.	421,812	9,106,921
FVCBankcorp, Inc.	33,258	520,820
GBank Financial Holdings, Inc. *	19,931	586,968
German American Bancorp, Inc.	79,442	3,421,567
Glacier Bancorp, Inc.	281,625	13,813,706
Great Southern Bancorp, Inc.	17,825	1,216,022
Greene County Bancorp, Inc.	15,415	370,731
Hancock Whitney Corp.	183,498	12,387,950
Hanmi Financial Corp.	65,163	1,949,025
Hanover Bancorp, Inc.	10,484	248,680
Hawthorn Bancshares, Inc.	12,502	420,317
HBT Financial, Inc.	24,522	680,731
Heritage Financial Corp.	74,578	2,052,387
Hilltop Holdings, Inc.	95,410	3,594,095
Hingham Institution For Savings	3,712	1,054,950
Home Bancorp, Inc.	15,099	939,007
Home BancShares, Inc.	413,618	11,113,916
HomeTrust Bancshares, Inc.	34,435	1,572,646
Hope Bancorp, Inc.	271,956	3,385,852
Horizon Bancorp, Inc.	109,532	1,982,529
Independent Bank Corp.	109,090	8,507,929
Independent Bank Corp., MI	43,471	1,443,672
International Bancshares Corp.	119,472	8,570,921
Investar Holding Corp.	28,047	777,182
John Marshall Bancorp, Inc.	28,153	591,213
Kearny Financial Corp.	127,091	1,021,812
Lakeland Financial Corp.	54,545	3,301,063
Landmark Bancorp, Inc.	10,094	267,693
LCNB Corp.	29,980	485,976
LINKBANCORP, Inc.	47,285	410,907
Live Oak Bancshares, Inc.	77,484	2,913,398
MainStreet Bancshares, Inc.	14,801	346,639
Mechanics Bancorp, Class A	105,501	1,557,722
Mercantile Bank Corp.	36,731	1,884,668
Meridian Corp.	19,873	374,010
Metrocity Bankshares, Inc.	48,464	1,550,363
Metropolitan Bank Holding Corp.	19,464	1,719,644
Mid Penn Bancorp, Inc.	42,459	1,399,873
Midland States Bancorp, Inc.	44,293	1,152,061
MVB Financial Corp.	24,569	641,988
National Bank Holdings Corp., Class A	83,357	3,559,344
National Bankshares, Inc.	13,869	496,441
NB Bancorp, Inc.	87,104	1,709,852
NBT Bancorp, Inc.	112,338	4,908,047
Nicolet Bankshares, Inc.	40,527	5,936,395
Northeast Bank	16,230	2,018,201
Northeast Community Bancorp, Inc.	27,091	650,049
Northfield Bancorp, Inc.	81,880	1,142,226
Northpointe Bancshares, Inc.	45,693	814,706
Northrim BanCorp, Inc.	48,263	1,183,891
Northwest Bancshares, Inc.	318,142	4,399,904
Norwood Financial Corp.	21,607	632,437
Oak Valley Bancorp	14,505	479,825
OceanFirst Financial Corp.	123,021	2,346,010
OFG Bancorp	94,621	4,348,781
Ohio Valley Banc Corp.	8,276	368,365
Old National Bancorp	768,464	18,420,082
Old Second Bancorp, Inc.	110,444	2,276,251
OP Bancorp	26,240	376,282
Orange County Bancorp, Inc.	25,876	882,372
Origin Bancorp, Inc.	65,333	3,058,891
Orrstown Financial Services, Inc.	40,618	1,492,305
Park National Corp.	32,566	5,607,540
SECURITY	NUMBER OF SHARES	VALUE ($)
Parke Bancorp, Inc.	21,629	651,249
Pathward Financial, Inc.	48,640	4,223,898
Patriot National Bancorp, Inc. *	178,145	218,228
PCB Bancorp	23,686	571,543
Peapack-Gladstone Financial Corp.	35,518	1,482,877
Peoples Bancorp of North Carolina, Inc.	8,884	350,207
Peoples Bancorp, Inc.	76,074	2,616,946
Peoples Financial Services Corp.	20,143	1,147,345
Pioneer Bancorp, Inc. *	23,971	341,107
Plumas Bancorp	14,284	728,627
Ponce Financial Group, Inc. *	43,083	752,229
Preferred Bank	25,595	2,424,614
Primis Financial Corp.	46,121	676,134
Princeton Bancorp, Inc.	11,615	415,469
Provident Financial Services, Inc.	282,622	6,409,867
QCR Holdings, Inc.	35,775	3,234,775
RBB Bancorp	35,789	863,231
Red River Bancshares, Inc.	11,026	1,000,389
Renasant Corp.	206,651	8,243,308
Republic Bancorp, Inc., Class A	18,241	1,381,391
Rhinebeck Bancorp, Inc. *	11,327	185,083
Richmond Mutual BanCorp, Inc.	18,177	287,560
Riverview Bancorp, Inc.	42,561	220,466
S&T Bancorp, Inc.	81,799	3,609,790
SB Financial Group, Inc.	13,314	277,464
Seacoast Banking Corp. of Florida	213,179	6,708,743
ServisFirst Bancshares, Inc.	113,028	8,999,289
Shore Bancshares, Inc.	66,869	1,290,572
Sierra Bancorp	26,209	945,621
Simmons First National Corp., Class A	316,514	6,729,088
SmartFinancial, Inc.	33,438	1,402,390
Sound Financial Bancorp, Inc.	4,735	194,845
South Plains Financial, Inc.	26,915	1,105,668
Southern First Bancshares, Inc. *	17,322	975,229
Southern Missouri Bancorp, Inc.	20,987	1,432,153
Southside Bancshares, Inc.	63,155	2,086,010
SR Bancorp, Inc.	15,934	307,686
Stellar Bancorp, Inc.	101,792	3,823,308
Sterling Bancorp, Inc. *(b)	46,061	6,474
Stock Yards Bancorp, Inc.	57,852	4,184,435
Texas Capital Bancshares, Inc. *	96,417	9,709,192
Third Coast Bancshares, Inc. *	27,816	1,038,649
Timberland Bancorp, Inc.	16,115	642,666
Tompkins Financial Corp.	29,570	2,491,864
Towne Bank	188,653	6,708,501
TriCo Bancshares	66,391	3,337,476
Triumph Financial, Inc. *	49,793	3,369,990
TrustCo Bank Corp.	38,610	1,837,836
Trustmark Corp.	120,877	5,363,312
UMB Financial Corp.	159,439	20,116,419
Union Bankshares, Inc.	9,085	224,309
United Bankshares, Inc.	306,839	13,442,617
United Community Banks, Inc.	268,247	8,940,673
Unity Bancorp, Inc.	16,240	849,027
Univest Financial Corp.	61,200	2,324,988
USCB Financial Holdings, Inc.	25,481	464,773
Valley National Bancorp	1,064,164	14,440,705
Virginia National Bankshares Corp.	10,397	438,753
WaFd, Inc.	167,017	5,912,402
Washington Trust Bancorp, Inc.	41,232	1,295,922
WesBanco, Inc.	207,534	7,135,019
West BanCorp, Inc.	33,523	802,876
Westamerica BanCorp	51,874	2,843,733
Western New England Bancorp, Inc.	39,356	549,016
WSFS Financial Corp.	117,045	8,423,729
		670,257,768

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 15.4%
3D Systems Corp. *	312,367	768,423
AAR Corp. *	85,693	9,457,936
Aebi Schmidt Holding AG	82,381	957,267
AeroVironment, Inc. *	82,979	16,182,565
AerSale Corp. *	78,438	527,103
AirJoule Technologies Corp. *	68,787	211,864
AIRO Group Holdings, Inc. *	44,962	343,510
Alamo Group, Inc.	22,683	3,934,139
Albany International Corp., Class A	63,039	3,658,784
Alliance Laundry Holdings, Inc. *	95,365	2,419,410
Allient, Inc.	31,472	2,397,537
Alta Equipment Group, Inc.	42,790	331,622
Ameresco, Inc., Class A *	70,092	2,074,022
American Superconductor Corp. *	101,055	5,410,485
American Woodmark Corp. *	31,811	1,389,504
Amprius Technologies, Inc. *	252,811	5,324,200
Apogee Enterprises, Inc.	46,006	1,674,618
Archer Aviation, Inc., Class A *	1,334,904	7,662,349
Arcosa, Inc.	106,585	13,479,805
Argan, Inc.	29,454	19,733,591
Array Technologies, Inc. *	332,414	2,572,884
Astec Industries, Inc.	50,198	3,263,874
Astronics Corp. *	68,612	4,898,897
Atkore, Inc.	73,880	5,773,722
Atmus Filtration Technologies, Inc.	180,816	11,463,734
AZZ, Inc.	65,052	9,305,038
Beta Technologies, Inc., Class A *	72,983	1,162,619
Bloom Energy Corp., Class A *	479,667	135,918,441
Blue Bird Corp. *	69,661	4,465,967
BlueLinx Holdings, Inc. *	16,883	894,124
Boise Cascade Co.	81,481	6,458,999
Bowman Consulting Group Ltd., Class A *	31,194	984,483
Brookfield Business Corp., Class A (a)	50,610	1,725,801
Byrna Technologies, Inc. *	39,945	233,678
Cadre Holdings, Inc.	62,265	1,846,157
Cardinal Infrastructure Group, Inc., Class A *	28,100	1,490,143
CECO Environmental Corp. *	64,760	4,801,306
Centuri Holdings, Inc. *	193,293	7,267,817
Chart Industries, Inc. *	99,242	20,632,412
Columbus McKinnon Corp.	62,765	969,719
Concrete Pumping Holdings, Inc. *	48,380	383,170
Construction Partners, Inc., Class A *	104,693	12,946,336
CSW Industrials, Inc.	35,016	10,196,659
Custom Truck One Source, Inc. *	133,334	1,313,340
Distribution Solutions Group, Inc. *	21,749	588,528
DNOW, Inc. *	408,278	5,507,670
Douglas Dynamics, Inc.	49,572	2,286,756
Ducommun, Inc. *	30,246	4,292,815
DXP Enterprises, Inc. *	28,548	4,874,571
Dycom Industries, Inc. *	64,042	26,519,792
Eastern Co.	11,950	261,227
Energy Recovery, Inc. *	114,902	1,271,965
Enerpac Tool Group Corp., Class A	116,710	4,096,521
EnerSys	80,682	17,206,243
Enovix Corp. *(a)	423,832	2,826,959
Enpro, Inc.	46,385	13,523,547
Eos Energy Enterprises, Inc. *	677,151	4,536,912
ESCO Technologies, Inc.	57,038	18,477,460
Eve Holding, Inc. *	212,384	611,666
EVI Industries, Inc.	14,993	278,420
Federal Signal Corp.	131,790	16,227,303
Firefly Aerospace, Inc. *(a)	51,307	1,775,222
Fluence Energy, Inc. *	157,048	1,912,845
Fluor Corp. *	353,323	18,849,782
SECURITY	NUMBER OF SHARES	VALUE ($)
Franklin Electric Co., Inc.	85,023	8,518,454
GATX Corp.	78,774	15,433,402
Gencor Industries, Inc. *	22,397	333,267
Gibraltar Industries, Inc. *	65,407	2,552,835
Global Industrial Co.	31,873	1,055,315
Gorman-Rupp Co.	46,092	3,491,008
Graham Corp. *	22,695	2,160,564
Granite Construction, Inc.	96,089	13,170,919
Greenbrier Cos., Inc.	66,322	3,257,737
Griffon Corp.	84,178	7,674,508
Helios Technologies, Inc.	72,899	4,986,292
Herc Holdings, Inc.	71,689	9,098,768
Hillman Solutions Corp. *	435,491	3,553,607
Hudson Technologies, Inc. *	84,534	529,183
Hyliion Holdings Corp. *	273,092	521,606
Hyster-Yale, Inc.	27,096	1,069,479
IES Holdings, Inc. *	19,788	12,745,055
Insteel Industries, Inc.	40,474	1,059,609
Intuitive Machines, Inc., Class A *	243,179	6,164,588
Janus International Group, Inc. *	294,651	1,532,185
JBT Marel Corp.	114,612	13,535,677
JELD-WEN Holding, Inc. *	185,652	254,343
Kadant, Inc.	25,821	7,568,910
Karat Packaging, Inc.	18,884	541,782
Kennametal, Inc.	167,083	6,467,783
Kratos Defense & Security Solutions, Inc. *	396,848	25,021,266
KULR Technology Group, Inc. *(a)	98,059	252,992
L.B. Foster Co., Class A *	22,257	681,287
Legence Corp., Class A *	112,304	9,765,956
Limbach Holdings, Inc. *	23,104	2,305,086
Lindsay Corp.	22,989	2,574,078
LSI Industries, Inc.	60,370	1,467,595
Luxfer Holdings PLC	59,223	891,306
Manitowoc Co., Inc. *	76,629	1,041,388
Masterbrand, Inc. *	277,606	2,492,902
Matrix Service Co. *	59,890	809,713
Mayville Engineering Co., Inc. *	28,754	655,879
McGrath RentCorp	53,855	5,953,670
Mercury Systems, Inc. *	119,142	9,401,495
Microvast Holdings, Inc. *	444,626	858,128
Miller Industries, Inc.	24,397	1,170,812
Modine Manufacturing Co. *	114,983	29,278,121
Moog, Inc., Class A	61,723	18,597,757
Mueller Water Products, Inc., Class A	341,574	9,526,499
MYR Group, Inc. *	33,876	13,713,344
NANO Nuclear Energy, Inc. *(a)	87,360	2,042,477
National Presto Industries, Inc.	11,341	1,585,925
Net Power, Inc. *(a)	84,845	162,054
Nextpower, Inc., Class A *	320,126	38,136,610
NPK International, Inc. *	179,882	2,941,071
NuScale Power Corp. *	349,907	4,359,841
NWPX Infrastructure, Inc. *	20,543	2,020,199
Omega Flex, Inc.	7,700	242,704
Orion Group Holdings, Inc. *	83,923	1,143,031
Palladyne AI Corp. *(a)	66,765	406,599
Park Aerospace Corp.	39,463	1,336,217
Park-Ohio Holdings Corp.	21,455	621,122
Plug Power, Inc. *	2,904,862	9,092,218
Powell Industries, Inc.	62,842	17,424,201
Power Solutions International, Inc. *	18,954	1,388,760
Preformed Line Products Co.	5,600	1,860,600
Primoris Services Corp.	118,721	21,506,309
Proto Labs, Inc. *	52,261	3,387,035
Quanex Building Products Corp.	100,388	2,001,737
Red Cat Holdings, Inc. *(a)	227,339	2,664,413
Redwire Corp. *	233,003	2,141,298
Resideo Technologies, Inc. *	283,654	11,734,766
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Richtech Robotics, Inc., Class B *(a)	372,578	916,542
Rush Enterprises, Inc., Class A	153,086	11,332,957
Satellogic, Inc., Class A *	179,369	1,158,724
Shoals Technologies Group, Inc., Class A *	367,839	2,920,642
SKYX Platforms Corp. *	198,328	214,194
Southland Holdings, Inc. *	31,438	33,639
SPX Technologies, Inc. *	105,801	23,160,897
Standex International Corp.	26,376	7,200,648
Sterling Infrastructure, Inc. *	65,454	33,749,391
SunPower, Inc. *(a)	178,125	147,452
Sunrun, Inc. *	498,400	6,344,632
T1 Energy, Inc. *	446,910	2,145,168
Tecnoglass, Inc.	59,520	2,564,122
Tennant Co.	39,742	3,300,176
Terex Corp.	245,885	15,294,047
Thermon Group Holdings, Inc. *	71,267	4,310,941
Titan International, Inc. *	107,794	821,390
Titan Machinery, Inc. *	46,760	977,752
Transcat, Inc. *	19,914	1,515,455
Trinity Industries, Inc.	176,595	5,758,763
Tutor Perini Corp.	97,595	9,068,527
UFP Industries, Inc.	127,638	11,422,325
V2X, Inc. *	58,140	3,942,473
Vicor Corp. *	50,396	13,570,131
Voyager Technologies, Inc., Class A *	105,294	2,780,815
VSE Corp.	59,092	10,144,915
Wabash National Corp.	87,377	759,306
Watts Water Technologies, Inc., Class A	60,261	18,087,942
Willis Lease Finance Corp.	6,234	1,210,331
Worthington Enterprises, Inc.	69,136	3,752,011
Xometry, Inc., Class A *	96,465	4,945,761
York Space Systems, Inc. *(a)	39,030	1,294,235
Zurn Elkay Water Solutions Corp.	329,797	17,136,252
		1,108,752,151

Commercial & Professional Services 2.7%
ABM Industries, Inc.	131,238	5,354,510
ACCO Brands Corp.	191,717	615,412
ACV Auctions, Inc., Class A *	365,558	1,897,246
Alight, Inc., Class A	1,021,217	844,955
Asure Software, Inc. *	51,040	461,912
Barrett Business Services, Inc.	54,168	1,707,917
BlackSky Technology, Inc. *	69,925	2,480,939
BrightView Holdings, Inc. *	156,323	1,860,244
Brink's Co.	91,191	9,734,639
Casella Waste Systems, Inc., Class A *	138,067	10,941,810
CBIZ, Inc. *	108,441	3,307,451
Cimpress PLC *	37,284	3,298,143
CompX International, Inc.	3,107	72,300
Conduent, Inc. *	319,237	545,895
CoreCivic, Inc. *	226,750	4,639,305
CRA International, Inc.	13,996	2,203,950
CSG Systems International, Inc.	61,089	4,912,167
Deluxe Corp.	96,959	3,020,273
Ennis, Inc.	52,751	1,101,441
Enviri Corp. *	167,016	3,288,545
Exponent, Inc.	109,500	7,324,455
Falcon's Beyond Global, Inc., Class A *(a)	38,425	650,151
First Advantage Corp. *	172,604	2,202,427
Forrester Research, Inc. *	23,038	144,909
Franklin Covey Co. *	22,250	471,700
GEO Group, Inc. *	292,648	5,416,915
Healthcare Services Group, Inc. *	154,776	3,313,754
HireQuest, Inc.	10,462	121,045
SECURITY	NUMBER OF SHARES	VALUE ($)
HNI Corp.	154,595	5,648,901
Huron Consulting Group, Inc. *	37,466	4,895,495
IBEX Holdings Ltd. *	22,180	615,495
ICF International, Inc.	40,252	2,884,458
Innodata, Inc. *	67,506	2,850,778
Insperity, Inc.	78,748	2,801,066
Interface, Inc., Class A	127,371	3,551,104
Kelly Services, Inc., Class A	67,788	661,611
Kforce, Inc.	38,164	1,725,394
Korn Ferry	114,920	7,635,285
Legalzoom.com, Inc. *	274,179	1,768,455
Liquidity Services, Inc. *	50,591	1,803,569
Maximus, Inc.	119,522	7,843,034
MillerKnoll, Inc.	150,181	2,414,910
Mistras Group, Inc. *	24,093	454,876
Mobile Infrastructure Corp. *	23,574	43,376
Montrose Environmental Group, Inc. *	71,888	1,513,242
NL Industries, Inc.	19,332	115,992
OPENLANE, Inc. *	230,930	7,260,439
Perma-Fix Environmental Services, Inc. *	38,171	483,245
Pitney Bowes, Inc.	354,179	5,475,607
Planet Labs PBC *	594,363	21,973,600
Public Policy Holding Co., Inc.	9,072	127,189
Quad/Graphics, Inc.	58,855	437,881
RCM Technologies, Inc. *	10,549	330,078
Resolute Holdings Management, Inc. *	9,224	1,255,294
Resources Connection, Inc.	67,245	285,119
Skillsoft Corp. *(a)	11,108	85,754
Spire Global, Inc., Class A *(a)	64,476	1,149,607
TIC Solutions, Inc. *	442,643	4,045,757
TriNet Group, Inc.	65,578	3,002,161
TrueBlue, Inc. *(c)	61,820	339,392
TTEC Holdings, Inc. *	39,145	113,912
UniFirst Corp.	32,074	8,195,228
Upwork, Inc. *	270,292	2,797,522
Verra Mobility Corp., Class A *	350,867	5,203,358
Vestis Corp. *	201,192	1,955,586
Virco Mfg. Corp.	28,636	173,534
Willdan Group, Inc. *	30,785	2,339,660
		198,191,374

Consumer Discretionary Distribution & Retail 1.9%
1-800-Flowers.com, Inc., Class A *(a)	49,728	176,037
Abercrombie & Fitch Co., Class A *	99,367	8,480,974
Academy Sports & Outdoors, Inc.	145,343	7,970,610
Advance Auto Parts, Inc.	131,666	7,835,444
American Eagle Outfitters, Inc.	350,114	6,098,986
America's Car-Mart, Inc. *	15,481	189,023
Arhaus, Inc.	113,336	838,686
Arko Corp.	156,392	1,032,187
Asbury Automotive Group, Inc. *	42,552	8,667,417
BARK, Inc. *	11,208	105,804
Barnes & Noble Education, Inc. *	35,366	348,709
Bed Bath & Beyond, Inc. *	152,382	746,672
Boot Barn Holdings, Inc. *	67,576	11,585,905
Buckle, Inc.	69,468	3,863,116
Build-A-Bear Workshop, Inc.	26,813	990,472
Caleres, Inc.	73,061	957,099
Camping World Holdings, Inc., Class A	133,542	1,093,709
Citi Trends, Inc. *	10,536	513,209
Designer Brands, Inc., Class A	73,802	553,515
Envela Corp. *	15,052	265,066
EVgo, Inc., Class A *	283,947	596,289
Genesco, Inc. *	21,936	778,509
GigaCloud Technology, Inc., Class A *	52,755	2,347,070
Gold.com, Inc.	41,438	1,872,583
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Group 1 Automotive, Inc.	25,705	9,173,343
Groupon, Inc., Class A *(a)	56,217	798,844
Haverty Furniture Cos., Inc.	29,780	659,329
J Jill, Inc.	15,742	200,553
Kohl's Corp.	239,626	3,395,500
Lands' End, Inc. *(a)	20,266	228,803
MarineMax, Inc. *	42,083	1,209,465
Monro, Inc.	62,088	1,090,265
National Vision Holdings, Inc. *	171,479	3,981,742
OneWater Marine, Inc., Class A *	24,667	231,623
Outdoor Holding Co. *	233,505	474,015
Petco Health & Wellness Co., Inc., Class A *	190,695	541,574
RealReal, Inc. *	234,306	2,785,898
Revolve Group, Inc. *	88,522	2,252,885
Sally Beauty Holdings, Inc. *	217,859	3,089,241
Savers Value Village, Inc. *	85,092	719,027
Shoe Carnival, Inc.	40,279	745,967
Signet Jewelers Ltd.	86,899	7,736,618
Sleep Number Corp. *(a)	39,783	119,747
Sonic Automotive, Inc., Class A	32,693	2,574,574
Stitch Fix, Inc., Class A *	247,146	899,612
ThredUp, Inc., Class A *	217,193	931,758
Torrid Holdings, Inc. *(a)	76,924	132,309
Upbound Group, Inc.	114,683	2,266,136
Urban Outfitters, Inc. *	142,992	10,058,057
Victoria's Secret & Co. *	151,974	7,876,812
Warby Parker, Inc., Class A *	218,114	4,824,682
Weyco Group, Inc.	13,257	437,348
Winmark Corp.	6,533	2,485,741
Zumiez, Inc. *	29,250	718,673
		140,547,232

Consumer Durables & Apparel 2.4%
Acushnet Holdings Corp.	60,590	5,866,324
American Outdoor Brands, Inc. *	26,595	250,259
Bassett Furniture Industries, Inc.	17,734	258,562
Beazer Homes USA, Inc. *	61,106	1,319,279
Callaway Golf Co. *	290,199	4,440,045
Capri Holdings Ltd. *	258,337	5,040,155
Carter's, Inc.	78,099	2,820,936
Cavco Industries, Inc. *	17,056	8,647,392
Century Communities, Inc.	55,984	3,136,224
Champion Homes, Inc. *	122,419	9,332,000
Clarus Corp.	58,628	152,726
Cricut, Inc., Class A	106,226	457,834
Dream Finders Homes, Inc., Class A *	65,311	953,541
Ermenegildo Zegna NV	134,011	1,624,213
Escalade, Inc.	21,280	397,936
Ethan Allen Interiors, Inc.	51,257	1,093,824
Figs, Inc., Class A *	196,401	2,938,159
Flexsteel Industries, Inc.	7,817	432,280
Funko, Inc., Class A *	89,641	395,317
G-III Apparel Group Ltd.	79,621	2,483,379
Green Brick Partners, Inc. *	68,646	4,629,486
Hamilton Beach Brands Holding Co., Class A	15,472	321,972
Helen of Troy Ltd. *	50,707	1,173,867
Hovnanian Enterprises, Inc., Class A *	10,682	1,201,084
Installed Building Products, Inc.	50,888	14,683,732
JAKKS Pacific, Inc.	19,754	429,847
Johnson Outdoors, Inc., Class A	12,961	682,137
KB Home	135,180	7,163,188
Kontoor Brands, Inc.	120,700	8,854,552
Lakeland Industries, Inc. (a)	18,345	186,569
Latham Group, Inc. *	109,701	665,885
La-Z-Boy, Inc.	91,160	3,166,898
SECURITY	NUMBER OF SHARES	VALUE ($)
Legacy Housing Corp. *	18,712	406,986
Leggett & Platt, Inc.	293,007	3,184,986
LGI Homes, Inc. *	44,582	2,183,180
Lovesac Co. *	29,098	460,039
M/I Homes, Inc. *	57,232	7,525,436
Malibu Boats, Inc., Class A *	40,861	1,046,042
Marine Products Corp.	20,561	162,843
MasterCraft Boat Holdings, Inc. *	35,007	817,413
Meritage Homes Corp.	147,705	9,946,455
Movado Group, Inc.	33,734	918,914
Oxford Industries, Inc.	31,271	1,339,650
Peloton Interactive, Inc., Class A *	870,258	4,742,906
Polaris, Inc.	116,964	7,751,204
Rocky Brands, Inc.	15,622	572,859
Smith & Wesson Brands, Inc.	97,579	1,516,378
Sonos, Inc. *	262,679	3,895,530
Steven Madden Ltd.	157,580	5,918,705
Sturm Ruger & Co., Inc.	30,583	1,326,691
Superior Group of Cos., Inc.	23,354	263,433
Taylor Morrison Home Corp., Class A *	210,657	12,795,306
Traeger, Inc. *	1,658	69,105
Tri Pointe Homes, Inc. *	185,662	8,705,691
Wolverine World Wide, Inc.	178,932	3,045,423
		173,794,777

Consumer Services 2.6%
Accel Entertainment, Inc., Class A *	110,170	1,376,023
American Public Education, Inc. *	38,066	2,213,538
Bally's Corp. *(a)	21,035	280,186
Biglari Holdings, Inc., Class B *	1,491	461,092
BJ's Restaurants, Inc. *	41,907	1,609,229
Black Rock Coffee Bar, Inc., Class A *	38,046	467,205
Bloomin' Brands, Inc.	186,148	1,135,503
Brightstar Lottery PLC	230,496	3,026,412
Brinker International, Inc. *	95,187	14,491,269
Carriage Services, Inc., Class A	30,849	1,514,686
Cheesecake Factory, Inc.	101,489	6,380,613
Coursera, Inc. *	311,468	1,853,235
Covista, Inc. *	74,668	8,603,247
Cracker Barrel Old Country Store, Inc. (a)	48,215	1,510,094
Dave & Buster's Entertainment, Inc. *	60,256	679,085
Dine Brands Global, Inc.	30,918	858,902
Driven Brands Holdings, Inc. *	129,780	1,761,115
El Pollo Loco Holdings, Inc. *	61,515	831,683
European Wax Center, Inc., Class A *	64,380	373,404
First Watch Restaurant Group, Inc. *	131,685	1,727,707
Frontdoor, Inc. *	159,061	10,916,356
Genius Sports Ltd. *	478,712	2,087,184
Global Business Travel Group I *	283,664	1,662,271
Graham Holdings Co., Class B	7,038	7,900,225
Hilton Grand Vacations, Inc. *	133,498	6,270,401
Inspired Entertainment, Inc. *	53,607	376,321
Jack in the Box, Inc. *	38,781	488,641
KinderCare Learning Cos., Inc. *	69,113	271,614
Krispy Kreme, Inc. *	170,972	673,630
Kura Sushi USA, Inc., Class A *	14,879	819,386
Laureate Education, Inc. *	278,400	8,378,448
Life Time Group Holdings, Inc. *	330,991	8,873,869
Lincoln Educational Services Corp. *	64,984	2,673,442
Lindblad Expeditions Holdings, Inc. *	83,571	1,548,571
Marriott Vacations Worldwide Corp.	61,260	4,411,333
Matthews International Corp., Class A	64,920	1,852,817
McGraw Hill, Inc. *	64,281	777,157
Mister Car Wash, Inc. *	215,484	1,525,627
Monarch Casino & Resort, Inc.	27,991	3,322,252
Nathan's Famous, Inc.	6,394	641,830
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Navan, Inc., Class A *	82,800	1,448,172
Nerdy, Inc. *	145,277	129,907
OneSpaWorld Holdings Ltd.	219,524	5,413,462
Papa John's International, Inc.	71,672	2,593,810
Perdoceo Education Corp.	141,388	4,798,709
Phoenix Education Partners, Inc.	10,784	302,168
Portillo's, Inc., Class A *	147,626	922,662
Pursuit Attractions & Hospitality, Inc. *	46,234	1,945,527
RCI Hospitality Holdings, Inc.	15,878	397,268
Red Rock Resorts, Inc., Class A	107,236	5,786,454
Rush Street Interactive, Inc. *	201,260	5,655,406
Sabre Corp. *	819,027	1,498,819
Serve Robotics, Inc. *(a)	144,249	1,360,268
Shake Shack, Inc., Class A *	85,218	8,731,436
Six Flags Entertainment Corp. *	210,974	3,962,092
Strategic Education, Inc.	50,452	3,955,437
Stride, Inc. *	91,653	8,905,005
Super Group SGHC Ltd.	350,136	4,537,762
Sweetgreen, Inc., Class A *	228,298	1,570,690
Target Hospitality Corp. *	71,178	1,034,928
Udemy, Inc. *	205,053	971,951
United Parks & Resorts, Inc. *	59,219	2,087,470
Universal Technical Institute, Inc. *	103,814	3,896,139
Xponential Fitness, Inc., Class A *	60,559	398,478
		188,929,623

Consumer Staples Distribution & Retail 0.5%
Andersons, Inc.	71,162	5,589,064
Chefs' Warehouse, Inc. *	80,130	6,218,088
Grocery Outlet Holding Corp. *	209,374	1,656,148
HF Foods Group, Inc. *	81,839	157,949
Ingles Markets, Inc., Class A	32,197	2,945,060
Natural Grocers by Vitamin Cottage, Inc.	28,288	819,220
PriceSmart, Inc.	56,227	8,823,141
United Natural Foods, Inc. *	131,540	6,579,631
Village Super Market, Inc., Class A	19,781	852,363
Weis Markets, Inc.	30,096	2,112,137
		35,752,801

Energy 6.3%
Archrock, Inc.	379,059	14,688,536
Ardmore Shipping Corp.	74,526	1,320,601
Atlas Energy Solutions, Inc., Class A	169,782	2,950,811
BKV Corp. *	55,711	1,756,568
Borr Drilling Ltd. *	627,427	3,783,385
Bristow Group, Inc.	62,384	3,064,926
Cactus, Inc., Class A	150,251	8,371,986
California Resources Corp.	160,880	10,981,669
Calumet, Inc. *	151,605	4,960,516
Centrus Energy Corp., Class A *	36,977	7,800,668
Clean Energy Fuels Corp. *	382,190	879,037
CNX Resources Corp. *	302,373	11,765,333
Comstock Resources, Inc. *	163,526	2,848,623
Core Laboratories, Inc.	102,316	1,498,929
Core Natural Resources, Inc.	111,871	10,039,304
Crescent Energy Co., Class A	564,017	7,586,029
CVR Energy, Inc. *	67,644	2,241,722
Delek U.S. Holdings, Inc.	129,677	6,041,651
DHT Holdings, Inc.	297,115	5,490,685
Diversified Energy Co.	137,966	2,297,134
DMC Global, Inc. *	42,294	261,377
Dorian LPG Ltd.	81,532	3,143,059
Empire Petroleum Corp. *	38,972	109,122
Encore Energy Corp. *	407,935	799,553
Energy Fuels, Inc. *	514,640	11,136,810
SECURITY	NUMBER OF SHARES	VALUE ($)
Energy Services of America Corp.	26,114	443,938
Epsilon Energy Ltd.	47,659	303,111
Evolution Petroleum Corp.	71,866	344,957
Excelerate Energy, Inc., Class A	51,932	1,812,427
Expro Group Holdings NV *	180,086	3,279,366
FLEX LNG Ltd. *(a)	68,351	2,216,623
Flowco Holdings, Inc., Class A	48,294	1,199,140
Forum Energy Technologies, Inc. *	23,323	1,466,317
FutureFuel Corp.	54,141	269,622
Gevo, Inc. *	512,400	978,684
Golar LNG Ltd.	214,440	11,792,056
Granite Ridge Resources, Inc.	117,481	708,410
Green Plains, Inc. *	151,306	2,629,698
Gulfport Energy Corp. *	34,889	6,717,528
Helix Energy Solutions Group, Inc. *	305,198	3,158,799
Helmerich & Payne, Inc.	216,667	8,749,013
HighPeak Energy, Inc. (a)	48,907	331,589
Infinity Natural Resources, Inc., Class A *	35,650	580,738
Innovex International, Inc. *	84,767	2,353,980
International Seaways, Inc.	88,216	7,317,517
Kinetik Holdings, Inc., Class A	102,336	5,172,061
Kodiak Gas Services, Inc.	183,359	12,431,740
Kolibri Global Energy, Inc. *	63,793	366,172
Kosmos Energy Ltd. *	1,040,630	3,205,140
Liberty Energy, Inc., Class A	346,858	11,720,332
Lightbridge Corp. *	64,290	838,984
Magnolia Oil & Gas Corp., Class A	397,187	12,010,935
Mammoth Energy Services, Inc. *	48,122	137,629
Murphy Oil Corp.	296,626	12,387,102
Nabors Industries Ltd. *	31,034	3,184,399
NACCO Industries, Inc., Class A	8,841	425,959
National Energy Services Reunited Corp. *	147,855	3,687,504
Natural Gas Services Group, Inc.	22,435	912,880
Navigator Holdings Ltd.	63,190	1,377,542
New Fortress Energy, Inc. *	385,610	266,765
NextDecade Corp. *	386,400	3,025,512
NextNRG, Inc. *	87,050	32,235
Noble Corp. PLC	277,061	14,138,423
Nordic American Tankers Ltd.	449,222	2,506,659
Northern Oil & Gas, Inc.	210,496	5,717,071
Oceaneering International, Inc. *	216,579	8,130,376
Oil States International, Inc. *	122,594	1,407,379
OPAL Fuels, Inc., Class A *	39,678	85,704
Par Pacific Holdings, Inc. *	108,277	7,110,551
Patterson-UTI Energy, Inc.	760,085	9,288,239
PBF Energy, Inc., Class A	183,530	7,957,861
Peabody Energy Corp.	267,889	7,141,921
Prairie Operating Co. *(a)	69,641	83,569
PrimeEnergy Resources Corp. *	1,043	231,118
ProFrac Holding Corp., Class A *	63,219	476,671
ProPetro Holding Corp. *	215,501	3,691,532
Ranger Energy Services, Inc., Class A	47,567	830,520
REX American Resources Corp. *	63,156	3,063,066
Riley Exploration Permian, Inc.	32,305	1,168,472
RPC, Inc.	198,167	1,561,556
Sable Offshore Corp. *	274,302	3,936,234
SandRidge Energy, Inc.	69,227	1,076,480
Scorpio Tankers, Inc.	98,945	8,047,197
SEACOR Marine Holdings, Inc. *	47,690	362,444
Seadrill Ltd. *	137,794	6,846,984
Select Water Solutions, Inc.	207,831	3,477,013
SFL Corp. Ltd.	266,266	3,070,047
SM Energy Co.	546,916	16,970,803
Solaris Energy Infrastructure, Inc.	101,554	7,498,747
Summit Midstream Corp. *	18,931	599,166
Talos Energy, Inc. *	279,529	4,450,102
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Teekay Corp. Ltd.	115,637	1,544,910
Teekay Tankers Ltd., Class A	52,826	4,149,482
TETRA Technologies, Inc. *	277,858	2,645,208
Tidewater, Inc. *	107,739	9,624,325
Transocean Ltd. *	2,038,118	13,899,965
Uranium Energy Corp. *	1,047,106	15,591,408
VAALCO Energy, Inc.	224,854	1,477,291
Valaris Ltd. *	136,912	13,962,286
Verde Clean Fuels, Inc. *	5,783	10,467
Vitesse Energy, Inc.	65,241	1,223,921
W&T Offshore, Inc.	219,197	922,819
World Kinect Corp.	119,134	3,213,044
XCF Global, Inc., Class A *	89,675	35,861
		452,881,330

Equity Real Estate Investment Trusts (REITs) 4.6%
Acadia Realty Trust	289,688	6,263,055
AH Realty Trust, Inc.	176,853	1,077,035
Alexander's, Inc.	4,654	1,172,622
Alpine Income Property Trust, Inc.	28,711	539,767
American Assets Trust, Inc.	113,599	2,356,043
American Healthcare REIT, Inc.	392,146	19,913,174
Apple Hospitality REIT, Inc.	491,404	6,619,212
Braemar Hotels & Resorts, Inc.	120,737	292,184
Brandywine Realty Trust	381,382	1,155,587
Broadstone Net Lease, Inc.	415,708	8,231,018
BRT Apartments Corp.	23,566	338,643
CareTrust REIT, Inc.	493,222	19,457,608
CBL & Associates Properties, Inc.	39,785	1,791,121
Centerspace	36,889	2,518,412
Chatham Lodging Trust	101,941	884,848
Chiron Real Estate, Inc.	28,300	992,481
Clipper Realty, Inc.	22,401	75,939
Community Healthcare Trust, Inc.	60,650	1,044,393
COPT Defense Properties	249,719	7,803,719
CTO Realty Growth, Inc.	68,001	1,377,020
Curbline Properties Corp.	213,665	5,897,154
DiamondRock Hospitality Co.	447,447	4,563,959
Diversified Healthcare Trust	482,605	3,638,842
Douglas Emmett, Inc.	355,643	3,844,501
Easterly Government Properties, Inc.	92,866	2,173,993
Empire State Realty Trust, Inc., Class A	304,670	1,697,012
Essential Properties Realty Trust, Inc.	435,942	13,701,657
Farmland Partners, Inc.	86,550	930,412
Four Corners Property Trust, Inc.	231,902	5,929,734
Franklin Street Properties Corp.	191,734	124,934
FrontView REIT, Inc.	45,477	804,943
Getty Realty Corp.	118,512	3,925,117
Gladstone Commercial Corp.	106,428	1,342,057
Gladstone Land Corp.	78,291	750,811
Global Net Lease, Inc.	434,919	4,157,826
Hudson Pacific Properties, Inc. *	117,353	1,080,821
Independence Realty Trust, Inc.	527,205	8,598,714
Industrial Logistics Properties Trust	123,651	918,727
Innovative Industrial Properties, Inc.	61,081	3,313,644
InvenTrust Properties Corp.	171,126	5,496,567
JBG SMITH Properties	130,851	1,962,765
Kite Realty Group Trust	477,399	12,488,758
LTC Properties, Inc.	103,369	3,950,763
LXP Industrial Trust	127,940	6,514,705
Macerich Co.	565,555	12,289,510
Modiv Industrial, Inc.	20,836	332,751
National Health Investors, Inc.	102,949	7,917,808
NET Lease Office Properties	33,208	433,696
NETSTREIT Corp.	185,019	3,805,841
NexPoint Diversified Real Estate Trust	80,142	434,370
NexPoint Residential Trust, Inc.	49,748	1,437,220
SECURITY	NUMBER OF SHARES	VALUE ($)
One Liberty Properties, Inc.	40,527	920,368
Outfront Media, Inc.	323,925	9,993,086
Peakstone Realty Trust	80,202	1,682,638
Pebblebrook Hotel Trust	247,117	3,471,994
Phillips Edison & Co., Inc.	277,311	11,138,196
Piedmont Realty Trust, Inc., Class A *	271,241	2,267,575
Postal Realty Trust, Inc., Class A	54,157	1,184,955
RLJ Lodging Trust	271,602	2,238,000
Ryman Hospitality Properties, Inc.	135,522	14,242,007
Sabra Health Care REIT, Inc.	547,124	11,303,582
Safehold, Inc.	122,420	1,961,168
Saul Centers, Inc.	27,458	945,379
Service Properties Trust	1,193,148	1,849,379
Sila Realty Trust, Inc.	122,197	3,718,455
SITE Centers Corp.	110,469	606,475
SL Green Realty Corp.	157,649	6,685,894
Smartstop Self Storage REIT, Inc.	122,110	3,844,023
Strawberry Fields REIT, Inc.	17,949	222,029
Summit Hotel Properties, Inc.	234,955	1,167,726
Sunstone Hotel Investors, Inc.	399,828	3,926,311
Tanger, Inc.	248,952	9,231,140
Terreno Realty Corp.	224,396	14,630,619
UMH Properties, Inc.	176,046	2,737,515
Universal Health Realty Income Trust	27,861	1,133,943
Urban Edge Properties	279,231	6,120,744
Veris Residential, Inc.	174,394	3,308,254
Whitestone REIT	98,537	1,866,291
Xenia Hotels & Resorts, Inc.	208,943	3,399,503
		334,160,742

Financial Services 5.5%
Acacia Research Corp. *	74,995	380,975
Acadian Asset Management, Inc.	58,963	3,971,158
ACRES Commercial Realty Corp. *	13,173	277,819
Adamas Trust, Inc.	184,634	1,658,013
Alerus Financial Corp.	50,977	1,373,320
AlTi Global, Inc. *	95,704	338,792
Angel Oak Mortgage REIT, Inc.	31,460	285,342
Apollo Commercial Real Estate Finance, Inc.	307,292	3,361,774
Arbor Realty Trust, Inc. (a)	427,271	3,375,441
ARES Commercial Real Estate Corp.	115,303	603,035
ARMOUR Residential REIT, Inc.	247,717	4,344,956
Artisan Partners Asset Management, Inc., Class A	137,490	5,147,626
Atlanticus Holdings Corp. *	11,826	939,103
Bakkt, Inc. *(a)	35,526	306,234
Banco Latinoamericano de Comercio Exterior SA, Class E	62,007	3,313,034
Better Home & Finance Holding Co. *(a)	13,122	539,708
BGC Group, Inc., Class A	794,403	8,921,146
Blackstone Mortgage Trust, Inc., Class A	348,798	6,623,674
Bread Financial Holdings, Inc.	100,333	8,506,232
BrightSpire Capital, Inc., Class A	280,592	1,627,434
Burford Capital Ltd.	442,121	2,175,235
Cannae Holdings, Inc.	91,853	1,240,934
Cantaloupe, Inc. *	120,649	1,317,487
Cass Information Systems, Inc.	25,212	1,192,275
Chicago Atlantic Real Estate Finance, Inc.	39,561	471,172
Chimera Investment Corp.	178,655	2,456,506
Claros Mortgage Trust, Inc. *	203,552	537,377
Cohen & Steers, Inc.	60,922	4,282,207
Compass Diversified Holdings *	147,986	1,747,715
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Portfolio Services, Inc. *	18,831	170,985
Dave, Inc. *	22,735	6,183,693
DigitalBridge Group, Inc.	388,874	6,050,879
Donnelley Financial Solutions, Inc. *	56,050	2,819,315
Dynex Capital, Inc.	437,995	5,965,492
Ellington Financial, Inc.	266,875	3,536,094
Enact Holdings, Inc.	60,461	2,583,499
Encore Capital Group, Inc. *	47,848	3,960,379
Enova International, Inc. *	52,287	8,857,941
Essent Group Ltd.	203,972	12,344,385
EVERTEC, Inc.	141,547	4,179,883
Federal Agricultural Mortgage Corp., Class C	20,490	3,561,162
Finance of America Cos., Inc., Class A *	9,798	193,511
FirstCash Holdings, Inc.	86,921	18,967,901
Flywire Corp. *	257,678	3,481,230
Fold Holdings, Inc. *	15,777	23,508
Franklin BSP Realty Trust, Inc.	177,928	1,619,145
GCM Grosvenor, Inc., Class A	133,947	1,462,701
Green Dot Corp., Class A *	118,954	1,492,873
HA Sustainable Infrastructure Capital, Inc.	274,374	11,509,989
Innventure, Inc. *(a)	113,739	740,441
International Money Express, Inc. *	60,798	967,296
Invesco Mortgage Capital, Inc.	167,645	1,362,954
Jackson Financial, Inc., Class A	148,291	17,167,649
Jefferson Capital, Inc.	48,685	1,009,727
KKR Real Estate Finance Trust, Inc.	121,561	745,169
Ladder Capital Corp., Class A	250,434	2,574,462
LendingClub Corp. *	251,206	4,288,086
LendingTree, Inc. *	24,745	1,227,105
loanDepot, Inc., Class A *	220,777	342,204
Lument Finance Trust, Inc.	87,256	103,835
Marex Group PLC	120,860	6,447,881
MarketWise, Inc.	3,989	67,095
Marqeta, Inc., Class A *	787,997	3,419,907
Medallion Financial Corp.	36,226	331,830
Merchants Bancorp	56,843	2,645,473
MFA Financial, Inc.	225,224	2,308,546
Miami International Holdings, Inc. *	54,104	2,515,295
Moelis & Co., Class A	163,269	10,632,077
Navient Corp.	150,353	1,389,262
NCR Atleos Corp. *	160,669	7,130,490
Nelnet, Inc., Class A	28,369	4,019,887
NerdWallet, Inc., Class A *	87,209	945,346
NewtekOne, Inc.	53,686	696,307
Nexpoint Real Estate Finance, Inc.	14,332	206,667
NMI Holdings, Inc., Class A *	168,692	6,530,067
Onity Group, Inc. *	15,524	714,259
Open Lending Corp., Class A *	220,746	388,513
Oportun Financial Corp. *	89,189	543,161
OppFi, Inc. *	59,077	561,822
Orchid Island Capital, Inc.	406,018	2,854,307
Pagseguro Digital Ltd., Class A	393,951	3,947,389
Patria Investments Ltd., Class A	144,054	1,859,737
Payoneer Global, Inc. *	610,984	3,042,700
Paysafe Ltd. *	70,448	636,850
Paysign, Inc. *	76,037	498,803
PennyMac Financial Services, Inc.	64,196	5,796,257
PennyMac Mortgage Investment Trust	190,160	2,316,149
Perella Weinberg Partners, Class A	143,583	3,265,077
Piper Sandler Cos.	153,497	13,384,938
PJT Partners, Inc., Class A	50,371	7,693,667
PRA Group, Inc. *	85,928	1,872,371
Priority Technology Holdings, Inc. *	60,404	312,893
PROG Holdings, Inc.	86,224	3,089,406
Radian Group, Inc.	297,799	10,670,138
Ready Capital Corp.	324,016	612,390
SECURITY	NUMBER OF SHARES	VALUE ($)
Redwood Trust, Inc.	275,197	1,530,095
Regional Management Corp.	19,852	741,472
Remitly Global, Inc. *	375,632	8,222,584
Repay Holdings Corp., Class A *	147,427	558,748
Ridgepost Capital, Inc., Class A	129,600	1,027,728
Rithm Property Trust, Inc.	15,901	231,360
Security National Financial Corp., Class A *	36,642	359,092
Seven Hills Realty Trust	48,446	395,804
Sezzle, Inc. *	35,606	2,834,238
Siebert Financial Corp. *	35,189	61,581
Silvercrest Asset Management Group, Inc., Class A	15,353	201,892
StepStone Group, Inc., Class A	152,907	8,088,780
StoneCo Ltd., Class A	550,400	6,043,392
StoneX Group, Inc. *	161,222	17,094,369
Sunrise Realty Trust, Inc.	22,635	169,536
TPG Mortgage Investment Trust, Inc.	62,252	491,168
TPG RE Finance Trust, Inc.	155,816	1,318,203
Two Harbors Investment Corp.	228,462	2,643,305
Upstart Holdings, Inc. *	188,991	5,968,336
Value Line, Inc.	1,716	60,386
Velocity Financial, Inc. *	25,353	489,059
Victory Capital Holdings, Inc., Class A	98,744	7,752,391
Virtus Investment Partners, Inc.	13,977	2,034,352
Vroom, Inc. *	2,462	36,881
Walker & Dunlop, Inc.	72,442	3,647,455
Waterstone Financial, Inc.	33,278	599,670
Wealthfront Corp. *	76,822	808,936
Webull Corp. *	610,025	4,166,471
Westwood Holdings Group, Inc.	15,345	252,272
WisdomTree, Inc.	271,819	4,620,923
World Acceptance Corp. *	5,189	763,613
		397,370,266

Food, Beverage & Tobacco 0.8%
Alico, Inc.	12,275	510,763
B&G Foods, Inc.	172,566	956,016
Beyond Meat, Inc. *	922,892	908,218
BRC, Inc., Class A *	204,216	220,553
Calavo Growers, Inc.	37,220	1,048,115
Cal-Maine Foods, Inc.	95,301	7,362,955
Dole PLC	146,532	2,224,356
Forafric Global PLC *(a)	14,401	144,010
Fresh Del Monte Produce, Inc.	72,777	3,048,628
Hain Celestial Group, Inc. *(c)	174,793	114,175
Ispire Technology, Inc. *(a)	30,427	41,989
J&J Snack Foods Corp.	33,219	2,931,909
John B Sanfilippo & Son, Inc.	16,864	1,379,307
Lifeway Foods, Inc. *	11,249	301,923
Limoneira Co.	35,899	456,994
Mama's Creations, Inc. *	81,446	1,155,719
Marzetti Co.	44,128	5,748,996
MGP Ingredients, Inc.	31,210	622,327
Mission Produce, Inc. *	94,766	1,313,457
National Beverage Corp. *	52,289	1,789,330
Seneca Foods Corp., Class A *	10,156	1,420,418
Simply Good Foods Co. *	188,845	2,524,858
SunOpta, Inc. *	207,454	1,344,302
Tootsie Roll Industries, Inc.	40,728	1,719,536
Turning Point Brands, Inc.	40,468	3,264,958
Universal Corp.	52,921	2,835,507
Utz Brands, Inc.	159,350	1,268,426
Vita Coco Co., Inc. *	104,670	6,907,173
Vital Farms, Inc. *	76,849	1,048,989
Westrock Coffee Co. *(a)	79,477	468,120
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zevia PBC, Class A *	110,465	141,395
		55,223,422

Health Care Equipment & Services 5.3%
Accendra Health, Inc. *	165,155	612,725
Accuray, Inc. *	238,817	111,504
Acme United Corp.	7,154	291,597
AdaptHealth Corp., Class A *	222,937	2,922,704
Addus HomeCare Corp. *	39,911	3,866,977
agilon health, Inc. *	26,989	754,343
AirSculpt Technologies, Inc. *(a)	25,809	69,168
Alignment Healthcare, Inc. *	428,206	9,651,763
Alphatec Holdings, Inc. *	258,166	2,519,700
AMN Healthcare Services, Inc. *	83,253	1,704,189
AngioDynamics, Inc. *	82,361	901,029
Anteris Technologies Global Corp. *	174,283	1,071,840
Ardent Health, Inc. *	50,694	494,773
Artivion, Inc. *	96,152	3,445,126
Astrana Health, Inc. *	89,191	3,044,981
AtriCure, Inc. *	106,270	2,987,250
Avanos Medical, Inc. *	98,626	2,428,172
Aveanna Healthcare Holdings, Inc. *	120,029	784,990
Axogen, Inc. *	105,992	4,578,854
Beta Bionics, Inc. *	86,195	879,189
Bioventus, Inc., Class A *	102,141	1,008,132
BrightSpring Health Services, Inc. *	282,942	13,572,728
Brookdale Senior Living, Inc. *	509,794	7,320,642
Butterfly Network, Inc. *	426,491	2,042,892
CapsoVision, Inc. *(a)	61,377	434,549
Carlsmed, Inc. *	16,775	149,130
Castle Biosciences, Inc. *	63,034	1,543,703
Ceribell, Inc. *	59,093	1,191,315
Cerus Corp. *	409,395	831,072
Claritev Corp. *	20,871	507,791
ClearPoint Neuro, Inc. *	61,801	690,935
Clover Health Investments Corp., Class A *	889,613	2,446,436
Community Health Systems, Inc. *	283,929	806,358
Concentra Group Holdings Parent, Inc.	256,482	5,763,151
CONMED Corp.	68,248	2,501,972
CorVel Corp. *	64,008	3,677,900
Cross Country Healthcare, Inc. *	69,158	699,879
CVRx, Inc. *	34,960	262,550
Definitive Healthcare Corp. *	43,310	41,279
Delcath Systems, Inc. *	65,643	681,374
DocGo, Inc. *	183,239	129,312
Electromed, Inc. *	14,699	377,911
Embecta Corp.	129,794	1,187,615
Enhabit, Inc. *	107,701	1,479,812
Enovis Corp. *	125,609	2,944,275
Ensign Group, Inc.	123,232	23,006,182
Evolent Health, Inc., Class A *	245,006	918,772
Fulgent Genetics, Inc. *	45,868	696,735
GeneDx Holdings Corp. *	41,812	2,629,557
Glaukos Corp. *	122,613	17,615,810
Guardant Health, Inc. *	272,387	23,719,460
Guardian Pharmacy Services, Inc., Class A *	49,108	1,821,907
Haemonetics Corp. *	103,063	6,193,056
Health Catalyst, Inc. *	145,029	181,286
HealthEquity, Inc. *	184,893	15,166,773
HealthStream, Inc.	51,369	1,066,420
HeartFlow, Inc. *	42,997	1,279,591
Hims & Hers Health, Inc. *	449,082	12,201,558
ICU Medical, Inc. *	53,038	6,322,130
Innovage Holding Corp. *	44,496	362,642
Inogen, Inc. *	51,404	365,482
SECURITY	NUMBER OF SHARES	VALUE ($)
Integer Holdings Corp. *	75,636	6,694,542
Integra LifeSciences Holdings Corp. *	148,388	1,564,009
iRadimed Corp.	17,754	1,481,394
IRhythm Holdings, Inc. *	69,837	9,020,147
Joint Corp. *	19,683	174,588
Kestra Medical Technologies Ltd. *	59,003	1,222,542
KORU Medical Systems, Inc. *	95,068	379,321
Lantheus Holdings, Inc. *	143,442	12,138,062
LeMaitre Vascular, Inc.	45,832	5,030,062
LENSAR, Inc. *	18,758	98,104
LifeMD, Inc. *	84,245	394,267
LifeStance Health Group, Inc. *	363,903	2,754,746
LivaNova PLC *	119,452	7,179,065
Lucid Diagnostics, Inc. *	197,424	211,244
Lumexa Imaging Holdings, Inc. *	55,549	531,604
Merit Medical Systems, Inc. *	128,048	8,730,313
Myomo, Inc. *	81,566	70,114
Nano-X Imaging Ltd. *(a)	153,292	262,129
National HealthCare Corp.	27,912	4,836,870
Neogen Corp. *	480,859	4,520,075
NeoGenomics, Inc. *	282,189	2,613,070
Neuronetics, Inc. *	82,123	159,319
NeuroPace, Inc. *	56,455	951,831
Novocure Ltd. *	222,778	3,388,453
NRC Health	26,082	429,310
Nutex Health, Inc. *	11,292	1,346,006
Omada Health, Inc. *	73,015	1,064,559
OmniAb, Inc., Class A *(b)	12,825	0
OmniAb, Inc., Class B *(b)	12,825	0
Omnicell, Inc. *	97,926	4,056,095
Oncology Institute, Inc. *	174,890	675,075
OPKO Health, Inc. *	886,017	996,769
OptimizeRx Corp. *	34,448	214,611
Option Care Health, Inc. *	349,661	7,108,608
OraSure Technologies, Inc. *	154,509	469,707
Orthofix Medical, Inc. *	85,918	1,010,396
OrthoPediatrics Corp. *	37,244	560,895
Outset Medical, Inc. *	41,162	175,762
PACS Group, Inc. *	96,896	3,250,861
Pediatrix Medical Group, Inc. *	187,732	4,225,847
Pennant Group, Inc. *	74,155	2,322,535
Phreesia, Inc. *	126,818	1,167,994
Picard Medical, Inc. *(a)	16,130	7,339
Privia Health Group, Inc. *	255,278	6,343,658
Procept Biorobotics Corp. *	117,516	2,825,085
Pro-Dex, Inc. *	4,577	229,491
Progyny, Inc. *	164,926	3,064,325
Pulmonx Corp. *	71,319	91,288
Pulse Biosciences, Inc. *(a)	39,268	831,304
QuidelOrtho Corp. *	148,538	1,827,017
RadNet, Inc. *	149,537	8,456,317
RxSight, Inc. *	85,886	607,214
Sanara Medtech, Inc. *	5,812	110,370
SANUWAVE Health, Inc. *	16,344	267,551
SBC Medical Group Holdings, Inc. *	18,201	60,063
Schrodinger, Inc. *	121,954	1,458,570
Select Medical Holdings Corp.	236,242	3,876,731
Shoulder Innovations, Inc. *	22,952	293,556
SI-BONE, Inc. *	82,953	1,027,788
Sight Sciences, Inc. *	92,028	376,394
Simulations Plus, Inc. *	36,630	519,047
Sonida Senior Living, Inc. *	12,143	460,948
STAAR Surgical Co. *	75,397	1,987,465
Stereotaxis, Inc. *	129,810	242,745
Strata Critical Medical, Inc. *	150,549	755,756
Strive, Inc., Class A *(a)	114,444	1,757,860
Surgery Partners, Inc. *	168,759	2,367,689
Tactile Systems Technology, Inc. *	47,826	1,100,954
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Talkspace, Inc. *	313,542	1,627,283
Tandem Diabetes Care, Inc. *	149,029	2,909,791
Teladoc Health, Inc. *	388,572	2,354,746
TransMedics Group, Inc. *	73,597	7,417,842
Treace Medical Concepts, Inc. *	112,996	204,523
TruBridge, Inc. *	20,972	538,980
U.S. Physical Therapy, Inc.	33,022	2,351,827
UFP Technologies, Inc. *	16,524	3,166,494
Utah Medical Products, Inc.	6,480	423,922
Varex Imaging Corp. *	90,921	1,059,230
Viemed Healthcare, Inc. *	74,666	743,673
Waystar Holding Corp. *	241,738	5,167,150
		381,353,835

Household & Personal Products 0.5%
Central Garden & Pet Co. *	18,410	681,538
Central Garden & Pet Co., Class A *	108,750	3,649,650
Edgewell Personal Care Co.	98,303	2,216,733
Energizer Holdings, Inc.	137,191	2,686,200
FitLife Brands, Inc. *	9,738	90,077
Herbalife Ltd. *	224,890	3,733,174
Honest Co., Inc. *	204,684	716,394
Interparfums, Inc.	40,320	3,677,990
Lifevantage Corp. (a)	26,488	133,764
Medifast, Inc. *(c)	25,260	274,576
Nature's Sunshine Products, Inc. *	36,851	1,000,873
Niagen Bioscience, Inc. *	117,377	555,193
Nu Skin Enterprises, Inc., Class A	103,999	759,193
Oil-Dri Corp. of America	21,557	1,572,583
Olaplex Holdings, Inc. *	310,716	630,753
SkinHealth Systems, Inc. *	248,130	211,332
Spectrum Brands Holdings, Inc.	49,658	4,101,751
USANA Health Sciences, Inc. *	23,716	451,790
Waldencast PLC, Class A *(a)	106,148	94,472
WD-40 Co.	29,860	6,269,406
		33,507,442

Insurance 1.7%
Abacus Global Management, Inc.	89,928	854,316
American Coastal Insurance Corp., Class C	53,984	642,410
American Integrity Insurance Group, Inc.	26,387	517,185
AMERISAFE, Inc.	41,923	1,270,267
Ategrity Specialty Holdings LLC *	20,022	380,418
Baldwin Insurance Group, Inc., Class A *	210,286	4,777,698
Bowhead Specialty Holdings, Inc. *	39,402	936,980
Citizens, Inc. *(a)	99,810	538,974
CNO Financial Group, Inc.	206,572	9,182,125
Crawford & Co., Class A	35,977	386,393
Donegal Group, Inc., Class A	37,486	630,515
eHealth, Inc. *	71,975	148,268
Employers Holdings, Inc.	48,816	2,056,130
Exzeo Group, Inc. *	16,784	271,901
F&G Annuities & Life, Inc.	80,782	2,313,596
Fidelis Insurance Holdings Ltd.	120,541	2,547,031
Genworth Financial, Inc., Class A *	867,016	7,621,071
GoHealth, Inc., Class A *	26,448	29,886
Goosehead Insurance, Inc., Class A *	51,861	2,322,854
Greenlight Capital Re Ltd., Class A *	56,610	1,037,095
Hamilton Insurance Group Ltd., Class B	96,758	3,170,760
HCI Group, Inc.	23,744	3,646,366
Heritage Insurance Holdings, Inc. *	53,408	1,565,923
Hippo Holdings, Inc. *	39,674	1,044,616
SECURITY	NUMBER OF SHARES	VALUE ($)
Horace Mann Educators Corp.	89,173	4,052,021
Investors Title Co.	3,153	746,567
James River Group Holdings, Inc.	81,028	502,374
Kestrel Group Ltd. *	6,756	65,668
Kingstone Cos., Inc.	24,555	409,332
Kingsway Financial Services, Inc. *	46,304	498,231
Lemonade, Inc. *	135,298	7,663,279
MBIA, Inc. *	100,818	588,777
Mercury General Corp.	59,089	5,749,951
NI Holdings, Inc. *	16,317	210,163
Octave Specialty Group, Inc. *	83,628	370,472
Oscar Health, Inc., Class A *	445,260	8,219,500
Palomar Holdings, Inc. *	57,795	6,957,362
ProAssurance Corp. *	112,051	2,767,660
Root, Inc., Class A *	27,170	1,480,222
Safety Insurance Group, Inc.	32,384	2,433,981
Selective Insurance Group, Inc.	132,093	11,089,207
Selectquote, Inc. *	305,472	280,973
SiriusPoint Ltd. *	225,067	5,268,818
Skyward Specialty Insurance Group, Inc. *	86,032	3,910,154
Slide Insurance Holdings, Inc. *	155,257	2,895,543
Stewart Information Services Corp.	66,040	4,622,140
Tiptree, Inc.	52,164	899,307
Trupanion, Inc. *	80,992	1,942,998
United Fire Group, Inc.	45,937	1,852,180
Universal Insurance Holdings, Inc.	55,552	2,201,526
		125,571,184

Materials 4.7%
AdvanSix, Inc.	57,934	1,428,652
Alpha Metallurgical Resources, Inc. *	25,341	4,724,829
American Battery Technology Co. *	273,810	925,478
American Vanguard Corp. *	49,790	143,395
Ardagh Metal Packaging SA	301,724	1,161,637
Arq, Inc. *	69,775	158,389
Ascent Industries Co. *	17,057	248,521
ASP Isotopes, Inc. *(a)	249,639	1,313,101
Aspen Aerogels, Inc. *	145,952	541,482
Avient Corp.	201,486	7,471,101
Balchem Corp.	72,036	11,642,458
Cabot Corp.	114,407	8,804,763
Caledonia Mining Corp. PLC	36,666	839,651
Century Aluminum Co. *	124,682	7,411,098
Chemours Co.	330,147	8,897,462
Clearwater Paper Corp. *	33,988	465,976
Coeur Mining, Inc. *	2,241,541	40,280,492
Commercial Metals Co.	244,312	16,847,756
Compass Minerals International, Inc. *	68,870	1,839,518
Constellium SE, Class A *	300,758	9,407,710
Contango Silver & Gold, Inc. *	46,213	1,060,588
Core Molding Technologies, Inc. *	17,274	465,534
Critical Metals Corp. *(a)	128,109	1,630,828
Dakota Gold Corp. *	198,900	1,070,082
Ecovyst, Inc. *	250,525	3,552,445
Ferroglobe PLC	265,736	1,233,015
Flotek Industries, Inc. *	31,504	532,418
Friedman Industries, Inc.	14,251	293,428
Greif, Inc., Class A	65,897	4,299,120
Hawkins, Inc.	42,825	7,171,046
HB Fuller Co.	119,876	7,254,896
Hecla Mining Co.	1,394,709	25,132,656
Idaho Strategic Resources, Inc. *	32,847	1,384,501
Ingevity Corp. *	79,005	6,019,391
Innospec, Inc.	54,586	4,162,728
Intrepid Potash, Inc. *	23,850	943,745
Ivanhoe Electric, Inc. *	233,774	2,999,320
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kaiser Aluminum Corp.	35,274	6,011,748
Knife River Corp. *	125,606	11,624,835
Koppers Holdings, Inc.	41,113	1,678,644
Kronos Worldwide, Inc.	46,578	346,540
Lifezone Metals Ltd. *(a)	71,373	391,124
LSB Industries, Inc. *	117,422	1,749,588
Magnera Corp. *	70,412	702,712
Materion Corp.	45,391	8,343,320
Mativ Holdings, Inc.	119,888	1,112,561
Metallus, Inc. *	79,243	1,524,635
Minerals Technologies, Inc.	69,367	4,990,262
Myers Industries, Inc.	80,849	1,666,298
NioCorp Developments Ltd. *	258,268	1,541,860
Novagold Resources, Inc. *	617,723	4,978,847
O-I Glass, Inc. *	337,583	3,075,381
Orion SA	122,304	919,726
Perimeter Solutions, Inc. *	305,298	9,250,529
Perpetua Resources Corp. *	189,828	5,241,151
PureCycle Technologies, Inc. *(a)	282,703	2,114,618
Quaker Chemical Corp.	30,259	4,111,896
Ramaco Resources, Inc., Class A *	92,026	1,366,586
Ranpak Holdings Corp., Class A *	103,659	527,624
Rayonier Advanced Materials, Inc. *	140,039	1,328,970
Ryerson Holding Corp.	96,154	2,664,427
Sensient Technologies Corp.	92,613	10,524,541
Smith-Midland Corp. *	5,645	190,688
Solesence, Inc. *	47,387	63,499
SSR Mining, Inc. *	446,791	12,872,049
Stepan Co.	47,163	2,359,565
SunCoke Energy, Inc.	187,743	1,280,407
Sylvamo Corp.	73,140	3,125,272
Titan America SA *	53,628	884,326
Tredegar Corp. *	59,023	566,621
TriMas Corp.	70,003	2,591,511
Trinseo PLC (c)	85,028	8,503
Tronox Holdings PLC	261,033	2,607,720
U.S. Antimony Corp. *(a)	260,315	3,126,383
U.S. Gold Corp. *	29,814	489,546
U.S. Goldmining, Inc. *(a)	5,806	77,278
U.S. Lime & Minerals, Inc.	23,764	2,558,670
USA Rare Earth, Inc. *	404,211	10,497,360
Valhi, Inc.	4,008	60,320
Vox Royalty Corp.	131,631	676,583
Warrior Met Coal, Inc.	114,467	10,284,860
Worthington Steel, Inc.	71,940	2,764,654
		338,633,448

Media & Entertainment 1.8%
Advantage Solutions, Inc. *	7,771	266,312
AMC Entertainment Holdings, Inc., Class A *	1,143,409	1,737,982
AMC Global Media, Inc., Class A *	67,848	576,029
Angi, Inc. *	75,092	551,175
Arena Group Holdings, Inc. *	18,542	46,726
Atlanta Braves Holdings, Inc., Class C *	117,032	5,782,551
Boston Omaha Corp., Class A *	47,448	570,325
Bumble, Inc., Class A *	160,611	666,536
Cable One, Inc. *	11,086	1,014,258
Cargurus, Inc. *	173,328	6,319,539
Cars.com, Inc. *	114,995	1,263,795
Cinemark Holdings, Inc.	232,874	6,874,440
CuriosityStream, Inc.	89,680	282,492
EchoStar Corp., Class A *	297,508	36,635,135
Emerald Holding, Inc.	34,750	162,282
Entravision Communications Corp., Class A	136,681	515,287
EverQuote, Inc., Class A *	62,723	904,466
SECURITY	NUMBER OF SHARES	VALUE ($)
EW Scripps Co., Class A *	141,730	678,887
fuboTV, Inc., Class A *(a)	61,589	758,776
Gaia, Inc. *	31,883	99,794
Gambling.com Group Ltd. *	38,562	148,464
Getty Images Holdings, Inc. *(a)	175,783	135,353
Gray Media, Inc.	194,803	1,098,689
Grindr, Inc. *	69,191	925,084
Ibotta, Inc., Class A *	24,370	857,824
iHeartMedia, Inc., Class A *	268,414	1,602,432
IMAX Corp. *	95,454	3,629,161
John Wiley & Sons, Inc., Class A	88,267	3,612,768
Lionsgate Studios Corp. *	449,861	5,596,271
Madison Square Garden Entertainment Corp., Class A *	87,076	5,827,126
Magnite, Inc. *	310,355	3,977,199
Marcus Corp.	50,444	888,823
MediaAlpha, Inc., Class A *	75,119	639,263
Meridian Holdings, Inc. *	4,503	44,535
National CineMedia, Inc.	144,581	490,130
Newsmax, Inc. *(a)	105,107	662,174
Nextdoor Holdings, Inc. *	482,615	772,184
Nexxen International Ltd. *	67,738	497,197
Optimum Communications, Inc., Class A *	578,271	913,668
Playstudios, Inc. *	223,185	92,644
Playtika Holding Corp.	123,901	452,858
PubMatic, Inc., Class A *	82,908	810,840
QuinStreet, Inc. *	119,942	1,530,460
Reservoir Media, Inc. *	44,015	442,791
Rumble, Inc. *(a)	236,549	1,781,214
Scholastic Corp.	45,114	1,820,801
Shutterstock, Inc.	54,043	873,875
Sinclair, Inc.	85,712	1,332,822
Sphere Entertainment Co. *	59,544	8,482,043
Stagwell, Inc., Class A *	239,288	1,500,336
Starz Entertainment Corp. *	24,929	457,198
Teads Holding Co. *	90,114	78,688
TechTarget, Inc. *	62,561	359,100
Thryv Holdings, Inc. *	70,984	254,123
Travelzoo *	14,335	140,340
TripAdvisor, Inc. *	250,350	2,786,395
USA TODAY Co., Inc. *	308,027	2,227,035
Vivid Seats, Inc., Class A *(a)	13,258	88,829
Webtoon Entertainment, Inc. *(a)	39,735	486,356
Yelp, Inc., Class A *	129,763	3,581,459
Ziff Davis, Inc. *	86,115	3,940,622
ZipRecruiter, Inc., Class A *	141,222	412,368
		131,958,329

Pharmaceuticals, Biotechnology & Life Sciences 11.0%
10X Genomics, Inc., Class A *	246,813	5,442,227
4D Molecular Therapeutics, Inc. *	97,064	860,958
Aardvark Therapeutics, Inc. *	28,000	152,040
Abeona Therapeutics, Inc. *(a)	103,058	562,697
Absci Corp. *	301,937	1,502,137
ACADIA Pharmaceuticals, Inc. *	276,023	6,196,716
Aclaris Therapeutics, Inc. *	202,884	880,517
Actuate Therapeutics, Inc. *	19,146	56,289
Adaptive Biotechnologies Corp. *	328,480	4,631,568
ADC Therapeutics SA *	224,361	848,085
ADMA Biologics, Inc. *	508,929	5,216,522
Agios Pharmaceuticals, Inc. *	123,019	3,444,532
Akebia Therapeutics, Inc. *	559,336	771,884
Aktis Oncology, Inc. *	45,126	846,112
Aldeyra Therapeutics, Inc. *	119,977	182,365
Alector, Inc. *	199,926	473,825
Alkermes PLC *	355,965	11,999,580
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Allogene Therapeutics, Inc. *	340,989	726,307
Alpha Teknova, Inc. *	15,721	55,810
Altimmune, Inc. *	286,661	745,319
Alumis, Inc. *	150,561	3,717,351
Amneal Pharmaceuticals, Inc. *	330,161	4,249,172
Amphastar Pharmaceuticals, Inc. *	78,779	1,729,987
Amylyx Pharmaceuticals, Inc. *	200,713	3,211,408
AnaptysBio, Inc. *	40,092	2,635,247
Anavex Life Sciences Corp. *(a)	192,588	643,244
ANI Pharmaceuticals, Inc. *	41,554	3,301,465
Anika Therapeutics, Inc. *	26,978	335,876
Annexon, Inc. *	289,645	1,700,216
Apogee Therapeutics, Inc. *	97,424	8,075,475
Aquestive Therapeutics, Inc. *	223,534	916,489
Arbutus Biopharma Corp. *	328,899	1,381,376
Arcturus Therapeutics Holdings, Inc. *	55,960	482,375
Arcus Biosciences, Inc. *	184,274	4,698,987
Arcutis Biotherapeutics, Inc. *	241,588	5,609,673
Ardelyx, Inc. *	526,254	3,331,188
ArriVent Biopharma, Inc. *	70,834	2,202,229
Arrowhead Pharmaceuticals, Inc. *	296,689	21,800,708
ARS Pharmaceuticals, Inc. *(a)	126,854	1,047,814
Arvinas, Inc. *	122,124	1,209,028
Atea Pharmaceuticals, Inc. *	152,095	838,043
Atlantic International Corp. *	13,194	19,659
Atrium Therapeutics, Inc. *	26,564	339,222
aTyr Pharma, Inc. *	208,534	168,370
Aura Biosciences, Inc. *	96,996	683,822
Aurinia Pharmaceuticals, Inc. *	262,204	4,034,009
Avita Medical, Inc. *(a)	30,634	132,339
Axsome Therapeutics, Inc. *	90,891	18,882,605
Azenta, Inc. *	89,132	2,189,973
Beam Therapeutics, Inc. *	209,702	6,360,262
Benitec Biopharma, Inc. *	42,411	511,053
Bicara Therapeutics, Inc. *	68,186	1,471,454
BioAge Labs, Inc. *	66,248	1,116,279
BioCryst Pharmaceuticals, Inc. *	497,702	4,558,950
Biohaven Ltd. *	258,279	2,476,896
BioLife Solutions, Inc. *	91,009	1,918,470
Biote Corp., Class A *	42,188	93,657
Bridgebio Pharma, Inc. *	348,001	24,746,351
Bright Minds Biosciences, Inc. *	15,318	1,347,218
Candel Therapeutics, Inc. *(a)	96,713	597,686
Capricor Therapeutics, Inc. *	95,724	3,214,412
Cardiff Oncology, Inc. *(a)	135,557	234,514
CareDx, Inc. *	110,601	2,301,607
Cartesian Therapeutics, Inc. *	24,889	154,810
Catalyst Pharmaceuticals, Inc. *	253,850	7,140,800
Celcuity, Inc. *	76,821	9,322,228
Celldex Therapeutics, Inc. *	165,519	5,442,265
CG oncology, Inc. *	129,479	8,641,428
Codexis, Inc. *	196,089	552,971
Cogent Biosciences, Inc. *	314,036	11,239,348
Coherus Oncology, Inc. *	233,375	414,241
Collegium Pharmaceutical, Inc. *	68,877	2,323,221
Compass Therapeutics, Inc. *	283,591	501,956
CorMedix, Inc. *(a)	164,578	1,249,147
Corvus Pharmaceuticals, Inc. *	141,399	2,147,851
Crinetics Pharmaceuticals, Inc. *	214,193	8,306,405
CRISPR Therapeutics AG *(a)	199,926	10,464,127
CryoPort, Inc. *	108,158	1,109,701
Cullinan Therapeutics, Inc. *	117,278	1,530,478
Cytek Biosciences, Inc. *	253,210	1,154,638
Cytokinetics, Inc. *	262,688	16,804,151
Definium Therapeutics, Inc. *	216,160	4,729,581
Denali Therapeutics, Inc. *	312,390	5,847,941
Design Therapeutics, Inc. *	52,935	719,916
DiaMedica Therapeutics, Inc. *	75,170	454,778
SECURITY	NUMBER OF SHARES	VALUE ($)
Dianthus Therapeutics, Inc. *	78,632	6,903,890
Disc Medicine, Inc. *	60,354	3,980,346
Dyne Therapeutics, Inc. *	292,654	5,136,078
Edgewise Therapeutics, Inc. *	148,325	4,592,142
Editas Medicine, Inc. *	216,365	649,095
Eledon Pharmaceuticals, Inc. *	163,994	596,938
Emergent BioSolutions, Inc. *	115,535	950,853
Enanta Pharmaceuticals, Inc. *	60,429	839,359
Enliven Therapeutics, Inc. *	86,308	3,558,479
Entrada Therapeutics, Inc. *	63,044	851,094
Erasca, Inc. *	417,336	4,444,628
Esperion Therapeutics, Inc. *	531,531	1,063,062
Eton Pharmaceuticals, Inc. *	55,524	1,339,239
Evolus, Inc. *	123,302	664,598
Evommune, Inc. *	22,925	545,615
EyePoint, Inc. *	170,367	2,248,844
Fate Therapeutics, Inc. *	239,061	298,826
Fennec Pharmaceuticals, Inc. *	63,537	412,355
First Tracks Biotherapeutics, Inc. *	40,092	932,941
Foghorn Therapeutics, Inc. *	73,502	349,134
Fortrea Holdings, Inc. *	205,654	2,365,021
Fulcrum Therapeutics, Inc. *	131,446	937,210
Geron Corp. *	1,190,544	1,833,438
Ginkgo Bioworks Holdings, Inc. *	91,577	774,741
Gossamer Bio, Inc. *	405,885	149,284
GRAIL, Inc. *	77,285	4,210,487
Greenwich Lifesciences, Inc. *(a)	13,854	327,231
Gyre Therapeutics, Inc. *	24,590	188,851
Harmony Biosciences Holdings, Inc. *	95,950	2,999,397
Harrow, Inc. *	69,127	2,801,717
Heron Therapeutics, Inc. *	337,921	405,505
Humacyte, Inc. *(a)	370,404	311,806
Ideaya Biosciences, Inc. *	185,964	5,411,552
ImmunityBio, Inc. *(a)	648,797	4,606,459
Immunome, Inc. *	224,186	5,142,827
Immunovant, Inc. *	179,102	4,861,724
Indivior Pharmaceuticals, Inc. *	265,688	9,772,005
Inhibikase Therapeutics, Inc. *(a)	235,414	444,932
Inhibrx Biosciences, Inc. *	19,940	2,576,447
Inmune Bio, Inc. *(a)	50,252	71,860
Innoviva, Inc. *	164,492	3,781,671
Intellia Therapeutics, Inc. *	243,962	3,288,608
Iovance Biotherapeutics, Inc. *	741,083	2,490,039
Ironwood Pharmaceuticals, Inc., Class A *	353,372	1,457,659
Jade Biosciences, Inc. *	70,015	1,708,366
Janux Therapeutics, Inc. *	92,676	1,331,754
Journey Medical Corp. *	45,331	233,455
KalVista Pharmaceuticals, Inc. *	83,225	2,218,778
Keros Therapeutics, Inc. *	64,850	721,132
Kodiak Sciences, Inc. *	83,131	3,614,536
Korro Bio, Inc. *	13,378	180,469
Krystal Biotech, Inc. *	54,366	14,258,027
Kura Oncology, Inc. *	175,097	1,546,106
Kymera Therapeutics, Inc. *	125,897	10,206,470
Larimar Therapeutics, Inc. *	100,503	408,042
LB Pharmaceuticals, Inc. *	42,524	1,348,436
LENZ Therapeutics, Inc. *(a)	43,761	392,974
Lexeo Therapeutics, Inc. *	145,393	828,013
Lifecore Biomedical, Inc. *	61,376	311,176
Ligand Pharmaceuticals, Inc. *	42,456	9,741,529
Liquidia Corp. *	143,529	5,627,772
Madrigal Pharmaceuticals, Inc. *	37,513	19,408,851
MannKind Corp. *	671,876	1,901,409
MapLight Therapeutics, Inc. *	42,511	1,354,826
Maravai LifeSciences Holdings, Inc., Class A *	242,386	891,980
MaxCyte, Inc. *	211,024	185,701
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Maze Therapeutics, Inc. *	58,093	1,544,112
MBX Biosciences, Inc. *	62,087	1,876,269
MediWound Ltd. *(a)	21,407	353,215
MeiraGTx Holdings PLC *	100,147	923,355
Mesa Laboratories, Inc.	11,617	1,161,700
MiMedx Group, Inc. *	254,596	855,443
Mineralys Therapeutics, Inc. *	103,882	2,768,455
Mirum Pharmaceuticals, Inc. *	92,364	8,987,941
Monopar Therapeutics, Inc. *	9,558	498,450
Monte Rosa Therapeutics, Inc. *	132,907	2,545,169
Myriad Genetics, Inc. *	201,728	958,208
Neurogene, Inc. *	24,819	647,528
Nkarta, Inc. *	108,444	300,390
Novavax, Inc. *	328,857	2,606,192
Nurix Therapeutics, Inc. *	222,422	3,714,447
Nuvalent, Inc., Class A *	109,861	11,016,861
Nuvation Bio, Inc. *	527,871	2,349,026
Nuvectis Pharma, Inc. *	34,045	291,425
Ocular Therapeutix, Inc. *	412,396	3,864,150
Olema Pharmaceuticals, Inc. *	153,487	2,211,748
Omeros Corp., Class B *(a)	150,746	2,200,892
OmniAb, Inc. *	248,784	345,810
Organogenesis Holdings, Inc., Class A *	151,250	355,437
ORIC Pharmaceuticals, Inc. *	143,871	1,421,445
Oruka Therapeutics, Inc. *	84,596	5,787,212
Pacific Biosciences of California, Inc. *	611,655	972,531
Pacira BioSciences, Inc. *	89,716	2,286,861
Palvella Therapeutics, Inc. *	17,029	2,185,161
Personalis, Inc. *	111,653	616,325
Perspective Therapeutics, Inc. *	132,178	515,494
Phathom Pharmaceuticals, Inc. *	101,896	1,141,235
Phibro Animal Health Corp., Class A	44,789	2,381,879
Praxis Precision Medicines, Inc. *	56,630	18,055,343
Precigen, Inc. *	390,572	1,624,780
Prestige Consumer Healthcare, Inc. *	105,381	5,935,058
Prime Medicine, Inc. *	220,678	782,303
Protagonist Therapeutics, Inc. *	127,641	12,632,630
Protalix BioTherapeutics, Inc. *	159,311	342,519
Protara Therapeutics, Inc. *	112,888	601,693
Prothena Corp. PLC *	97,498	1,078,328
PTC Therapeutics, Inc. *	172,752	11,239,245
Puma Biotechnology, Inc. *	95,462	716,920
Quanterix Corp. *	90,401	282,955
Quantum-Si, Inc. *	380,882	373,493
Rapport Therapeutics, Inc. *	64,598	2,140,132
Recursion Pharmaceuticals, Inc., Class A *(a)	1,007,008	3,484,248
REGENXBIO, Inc. *	103,606	929,346
Relay Therapeutics, Inc. *	309,361	4,009,319
Replimune Group, Inc. *	157,687	405,256
Rezolute, Inc. *	158,919	508,541
Rhythm Pharmaceuticals, Inc. *	115,858	9,426,207
Rigel Pharmaceuticals, Inc. *	39,068	1,129,065
Rocket Pharmaceuticals, Inc. *	187,631	652,956
Sana Biotechnology, Inc. *	366,490	1,205,752
Savara, Inc. *	321,717	1,685,797
Scholar Rock Holding Corp. *	191,140	8,909,035
SELLAS Life Sciences Group, Inc. *(a)	377,537	1,868,808
Septerna, Inc. *	46,127	1,095,978
SIGA Technologies, Inc.	91,042	418,793
Sionna Therapeutics, Inc. *	35,618	1,378,417
Soleno Therapeutics, Inc. *	110,488	5,835,976
Solid Biosciences, Inc. *	130,878	950,174
Spyre Therapeutics, Inc. *	163,777	12,193,198
Standard BioTools, Inc. *	629,837	584,930
Stoke Therapeutics, Inc. *	107,702	3,524,009
Supernus Pharmaceuticals, Inc. *	121,240	5,819,520
Syndax Pharmaceuticals, Inc. *	187,741	4,023,290
SECURITY	NUMBER OF SHARES	VALUE ($)
Tango Therapeutics, Inc. *	243,661	5,267,951
Tarsus Pharmaceuticals, Inc. *	86,886	5,526,818
Taysha Gene Therapies, Inc. *	482,940	3,085,987
Tectonic Therapeutic, Inc. *(a)	24,293	679,475
Terns Pharmaceuticals, Inc. *	210,279	11,130,067
Tevogen Bio Holdings, Inc. *	1,529	10,153
TG Therapeutics, Inc. *	318,805	10,769,233
Theravance Biopharma, Inc. *	84,117	1,408,119
Third Harmonic Bio, Inc. *(b)	63,409	0
Tonix Pharmaceuticals Holding Corp. *(a)	29,790	385,185
Travere Therapeutics, Inc. *	180,895	7,619,297
Trevi Therapeutics, Inc. *	210,037	2,890,109
TriSalus Life Sciences, Inc. *	59,137	255,472
TuHURA Biosciences, Inc. *	98,937	221,619
Tvardi Therapeutics, Inc. *	11,773	37,085
Twist Bioscience Corp. *	132,799	7,762,102
Tyra Biosciences, Inc. *	56,685	1,969,804
Upstream Bio, Inc. *	72,614	666,597
UroGen Pharma Ltd. *	88,418	2,107,001
Vanda Pharmaceuticals, Inc. *	123,638	877,830
Vaxcyte, Inc. *	272,450	15,595,038
Vera Therapeutics, Inc., Class A *	135,840	4,837,262
Veracyte, Inc. *	172,026	5,663,096
Verastem, Inc. *	147,214	803,788
Vericel Corp. *	110,653	3,842,979
Vir Biotechnology, Inc. *	205,066	2,094,749
Viridian Therapeutics, Inc. *	178,576	2,407,204
Voyager Therapeutics, Inc. *	102,109	380,867
WaVe Life Sciences Ltd. *	307,018	2,167,547
Xencor, Inc. *	153,588	1,832,305
Xenon Pharmaceuticals, Inc. *	189,730	10,632,469
Xeris Biopharma Holdings, Inc. *	349,448	2,140,369
XOMA Royalty Corp. *	21,264	870,548
Zenas Biopharma, Inc. *	51,605	997,009
Zevra Therapeutics, Inc. *	120,228	1,222,719
Zymeworks, Inc. *	109,303	3,010,205
		793,047,858

Real Estate Management & Development 0.5%
American Realty Investors, Inc. *	1,155	16,355
Compass, Inc., Class A *	1,410,243	10,675,540
Cushman & Wakefield Ltd. *	507,869	7,130,481
Douglas Elliman, Inc. *	160,629	322,864
eXp World Holdings, Inc.	194,969	1,212,707
Forestar Group, Inc. *	41,759	1,180,109
FRP Holdings, Inc. *	25,476	535,251
Kennedy-Wilson Holdings, Inc.	265,616	2,895,214
Logistic Properties of The Americas, Class A *	7,814	27,896
Marcus & Millichap, Inc.	51,900	1,442,301
Maui Land & Pineapple Co., Inc. *	14,499	225,025
Newmark Group, Inc., Class A	333,545	5,376,745
RE/MAX Holdings, Inc., Class A *	41,484	443,879
Real Brokerage, Inc. *	310,366	651,769
RMR Group, Inc., Class A	34,061	606,626
Seaport Entertainment Group, Inc. *	16,350	364,442
St. Joe Co.	83,604	5,398,310
Stratus Properties, Inc. *	14,623	442,492
Tejon Ranch Co. *	46,505	910,103
Transcontinental Realty Investors, Inc. *	2,503	88,656
		39,946,765

Semiconductors & Semiconductor Equipment 4.6%
ACM Research, Inc., Class A *	112,802	5,830,735
Aehr Test Systems *	64,417	5,833,604
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Aeluma, Inc. *	28,843	671,753
Alpha & Omega Semiconductor Ltd. *	55,547	2,412,406
Ambarella, Inc. *	90,440	6,222,272
Ambiq Micro, Inc. *	39,860	1,493,953
Atomera, Inc. *(a)	66,098	540,682
Axcelis Technologies, Inc. *	68,100	9,473,391
Blaize Holdings, Inc. *(a)	192,182	376,677
CEVA, Inc. *	58,238	1,778,589
Cohu, Inc. *	100,518	4,759,527
Credo Technology Group Holding Ltd. *	354,216	61,637,126
Diodes, Inc. *	100,621	10,781,540
FormFactor, Inc. *	170,895	23,229,757
Ichor Holdings Ltd. *	74,572	4,919,515
Impinj, Inc. *	61,607	8,928,086
indie Semiconductor, Inc., Class A *(a)	434,878	1,961,300
Kopin Corp. *	376,152	1,677,638
Kulicke & Soffa Industries, Inc.	111,692	9,549,666
MaxLinear, Inc. *	179,165	12,675,924
Navitas Semiconductor Corp., Class A *	445,895	7,357,267
NVE Corp.	10,663	882,790
PDF Solutions, Inc. *	69,923	2,996,201
Penguin Solutions, Inc. *	113,592	3,454,333
Photronics, Inc. *	125,246	6,197,172
Power Integrations, Inc.	121,082	8,803,872
Rambus, Inc. *	236,743	27,251,487
Rigetti Computing, Inc. *	717,505	12,520,462
Semtech Corp. *	204,330	21,464,866
Silicon Laboratories, Inc. *	71,527	15,571,428
SiTime Corp. *	49,387	27,762,902
SkyWater Technology, Inc. *	78,065	2,490,274
Synaptics, Inc. *	85,280	7,981,355
Ultra Clean Holdings, Inc. *	97,952	7,654,949
Veeco Instruments, Inc. *	130,341	6,497,499
		333,640,998

Software & Services 5.3%
8x8, Inc. *	295,579	567,512
A10 Networks, Inc.	157,992	4,215,227
ACI Worldwide, Inc. *	226,611	9,794,127
Adeia, Inc.	238,453	7,594,728
Agilysys, Inc. *	56,479	3,618,045
Airship AI Holdings, Inc., Class A *(a)	48,953	109,655
Alarm.com Holdings, Inc. *	104,693	4,649,416
Alkami Technology, Inc. *	150,960	2,382,149
Amplitude, Inc., Class A *	216,357	1,538,298
Appian Corp., Class A *	86,196	1,792,015
Applied Digital Corp. *	521,506	17,861,581
Arteris, Inc. *	68,731	1,990,450
Asana, Inc., Class A *	191,960	1,213,187
AudioEye, Inc. *	15,186	108,732
AvePoint, Inc. *	329,181	3,209,515
Backblaze, Inc., Class A *	121,257	518,980
BigBear.ai Holdings, Inc. *(a)	953,824	3,796,220
Bit Digital, Inc. *	705,392	1,065,142
Bitdeer Technologies Group, Class A *(a)	269,127	3,038,444
Blackbaud, Inc. *	83,180	3,091,801
BlackLine, Inc. *	108,465	3,389,531
Blend Labs, Inc., Class A *	436,732	637,629
Box, Inc., Class A *	307,930	7,451,906
Braze, Inc., Class A *	193,762	4,268,577
C3.ai, Inc., Class A *	283,053	2,499,358
Cerence, Inc. *	96,980	882,518
Chaince Digital Holdings, Inc. *(a)	81,910	445,590
Cipher Digital, Inc. *	710,688	12,607,605
Cleanspark, Inc. *	554,535	6,948,324
Clear Secure, Inc., Class A	193,874	10,350,933
SECURITY	NUMBER OF SHARES	VALUE ($)
Clearwater Analytics Holdings, Inc., Class A *	612,161	14,814,296
Commerce.com, Inc. *	144,562	409,110
Commvault Systems, Inc. *	96,932	9,584,636
Consensus Cloud Solutions, Inc. *	41,844	1,082,923
Core Scientific, Inc. *	637,384	12,747,680
Crexendo, Inc. *	37,628	246,087
CS Disco, Inc. *	58,837	254,764
CSP, Inc.	13,424	124,709
Daily Journal Corp. *	2,736	1,446,687
Digimarc Corp. *	33,484	245,438
Digital Turbine, Inc. *	240,378	848,534
DigitalOcean Holdings, Inc. *	167,111	16,114,514
Domo, Inc., Class B *	73,151	260,418
D-Wave Quantum, Inc. *	802,308	16,270,806
eGain Corp. *	35,514	268,486
EverCommerce, Inc. *(a)	32,023	369,866
Everforth, Inc. *	90,792	1,915,711
Expensify, Inc., Class A *	114,635	116,928
Fastly, Inc., Class A *	309,868	7,825,716
Five9, Inc. *	171,792	2,954,822
Freshworks, Inc., Class A *	458,863	3,744,322
Grid Dynamics Holdings, Inc. *	147,644	840,094
Hackett Group, Inc.	54,984	709,843
Hut 8 Corp. *	215,113	16,301,263
I3 Verticals, Inc., Class A *	48,775	1,099,876
Information Services Group, Inc.	76,403	311,724
Intapp, Inc. *	124,433	2,793,521
InterDigital, Inc.	56,836	16,855,284
Kaltura, Inc. *	166,021	227,449
Life360, Inc. *	45,438	1,957,923
LiveRamp Holdings, Inc. *	137,631	4,022,954
MARA Holdings, Inc. *	832,029	9,976,028
Mitek Systems, Inc. *	96,662	1,349,402
N-able, Inc. *	153,210	793,628
NCR Voyix Corp. *	303,690	2,092,424
NextNav, Inc. *	208,519	3,863,857
OneSpan, Inc.	83,152	962,900
Ooma, Inc. *	55,582	907,098
Pagaya Technologies Ltd., Class A *	132,583	1,841,578
PagerDuty, Inc. *	193,422	1,286,256
PAR Technology Corp. *	88,946	1,195,434
Porch Group, Inc. *	192,297	1,851,820
Progress Software Corp. *	92,147	2,566,294
Q2 Holdings, Inc. *	136,455	6,925,091
Qualys, Inc. *	79,015	6,868,774
Rackspace Technology, Inc. *(a)	184,125	268,823
Rapid7, Inc. *	141,208	833,127
Red Violet, Inc. *	25,143	941,102
ReposiTrak, Inc.	27,730	271,199
Rezolve AI PLC *(a)	488,130	1,254,494
Rimini Street, Inc. *	107,434	366,350
Riot Platforms, Inc. *	765,765	13,201,789
Silvaco Group, Inc. *	19,354	197,604
SoundHound AI, Inc., Class A *(a)	849,764	6,764,121
SoundThinking, Inc. *	19,117	130,378
Sprinklr, Inc., Class A *	249,215	1,226,138
Sprout Social, Inc., Class A *	115,394	692,364
SPS Commerce, Inc. *	83,772	4,701,285
Telos Corp. *	109,297	466,698
Tenable Holdings, Inc. *	260,625	5,444,456
Terawulf, Inc. *	756,212	16,432,487
TSS, Inc. *	48,817	747,876
Tucows, Inc., Class A *	14,650	230,445
Unisys Corp. *	144,322	376,680
Varonis Systems, Inc., Class B *	255,137	6,710,103
Vertex, Inc., Class A *	153,110	1,893,971
Via Transportation, Inc., Class A *	22,784	346,545
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Viant Technology, Inc., Class A *	32,840	356,642
VTEX, Class A *	115,418	433,972
Weave Communications, Inc. *	145,930	716,516
Whitefiber, Inc. *(a)	24,181	370,211
Workiva, Inc., Class A *	111,327	5,953,768
Xperi, Inc. *	99,062	662,725
Yext, Inc. *	219,117	845,792
Zeta Global Holdings Corp., Class A *	461,086	8,493,204
		382,215,028

Technology Hardware & Equipment 6.3%
908 Devices, Inc. *	60,276	411,685
ADTRAN Holdings, Inc. *	162,105	2,867,637
Advanced Energy Industries, Inc.	82,710	31,753,196
Aeva Technologies, Inc. *	88,031	1,407,616
Applied Optoelectronics, Inc. *	144,962	23,825,954
Arlo Technologies, Inc. *	223,691	3,142,859
Aviat Networks, Inc. *	25,561	586,114
Badger Meter, Inc.	64,965	7,854,918
Bel Fuse, Inc., Class B	26,020	7,177,357
Belden, Inc.	86,008	9,674,180
Benchmark Electronics, Inc.	77,578	6,365,275
BK Technologies Corp. *	6,297	606,779
Calix, Inc. *	132,099	5,754,232
Clearfield, Inc. *	25,534	737,677
Climb Global Solutions, Inc.	34,444	574,526
Corsair Gaming, Inc. *	103,008	699,424
CPI Card Group, Inc. *	17,088	302,628
CTS Corp.	63,281	3,613,345
Daktronics, Inc. *	87,101	1,712,406
Diebold Nixdorf, Inc. *	53,253	4,090,363
Digi International, Inc. *	81,706	4,578,804
Eastman Kodak Co. *	138,183	1,841,979
ePlus, Inc.	57,986	4,910,834
Evolv Technologies Holdings, Inc. *	339,224	2,442,413
Extreme Networks, Inc. *	293,140	6,475,463
Fabrinet *	79,263	54,173,883
Frequency Electronics, Inc. *	14,608	732,737
GPGI, Inc., Class A	390,158	6,020,138
Harmonic, Inc. *	245,220	2,802,865
Immersion Corp.	60,242	369,283
Inseego Corp. *	30,513	556,252
Insight Enterprises, Inc. *	64,253	4,684,044
IonQ, Inc. *(a)	757,036	34,157,464
Itron, Inc. *	99,518	8,339,608
Kimball Electronics, Inc. *	53,087	1,433,880
Knowles Corp. *	187,593	5,851,026
Methode Electronics, Inc.	73,947	593,055
MicroVision, Inc. *	668,250	438,639
Mirion Technologies, Inc., Class A *	525,006	10,368,869
M-Tron Industries, Inc. *	7,215	481,818
Napco Security Technologies, Inc.	75,922	3,549,354
Neonode, Inc. *	26,356	43,751
NETGEAR, Inc. *	59,247	1,497,172
NetScout Systems, Inc. *	153,681	5,179,050
nLight, Inc. *	104,393	7,291,851
Novanta, Inc. *	79,054	10,239,865
OSI Systems, Inc. *	34,433	9,879,516
Ouster, Inc. *	124,694	3,361,750
PC Connection, Inc.	24,052	1,533,075
Plexus Corp. *	58,344	14,619,840
Powerfleet, Inc. NJ *	274,750	884,695
Quantum Computing, Inc. *(a)	443,208	3,997,736
Ribbon Communications, Inc. *	206,661	545,585
Richardson Electronics Ltd.	26,219	377,554
Rogers Corp. *	39,651	5,382,623
Sanmina Corp. *	117,102	25,507,158
SECURITY	NUMBER OF SHARES	VALUE ($)
ScanSource, Inc. *	47,592	1,956,983
TTM Technologies, Inc. *	224,593	35,535,104
Turtle Beach Corp. *	34,094	392,763
Viasat, Inc. *	271,124	17,869,783
Viavi Solutions, Inc. *	505,896	26,508,950
Vishay Intertechnology, Inc.	265,728	7,698,140
Vishay Precision Group, Inc. *	26,434	1,597,142
Vistance Networks, Inc. *	478,027	6,116,355
Vuzix Corp. *(a)	148,933	428,927
Xerox Holdings Corp. (a)	247,701	557,327
		456,963,274

Telecommunication Services 0.8%
Anterix, Inc. *	24,975	1,206,792
ATN International, Inc.	21,959	613,315
Bandwidth, Inc., Class A *	61,143	2,250,674
Cogent Communications Holdings, Inc.	106,450	2,411,092
Globalstar, Inc. *	110,008	9,053,658
Gogo, Inc. *	172,907	722,751
IDT Corp., Class B	35,444	1,777,517
Liberty Latin America Ltd., Class C *	367,683	3,055,446
Lumen Technologies, Inc. *	2,092,699	18,499,459
Shenandoah Telecommunications Co.	110,623	1,740,100
Spok Holdings, Inc.	45,905	490,724
Telephone & Data Systems, Inc.	217,943	9,820,512
Uniti Group, Inc.	366,847	4,339,800
		55,981,840

Transportation 1.1%
Allegiant Travel Co. *	31,657	2,394,535
ArcBest Corp.	49,187	6,274,786
Arrive AI, Inc. *	9,211	6,445
Costamare Bulkers Holdings Ltd. *	19,429	335,733
Costamare, Inc.	96,512	1,604,029
Covenant Logistics Group, Inc., Class A	33,663	1,173,492
flyExclusive, Inc. *	12,799	27,006
Forward Air Corp. *	47,607	1,002,603
Frontier Group Holdings, Inc. *	126,113	457,790
FTAI Infrastructure, Inc.	236,756	1,454,866
Genco Shipping & Trading Ltd.	68,890	1,669,894
Heartland Express, Inc.	96,901	1,296,535
Hertz Global Holdings, Inc. *(a)	261,895	1,665,652
Himalaya Shipping Ltd. *	62,028	846,062
Hub Group, Inc., Class A	131,193	5,750,189
JetBlue Airways Corp. *	651,456	3,032,528
Joby Aviation, Inc. *	1,286,125	11,819,489
Marten Transport Ltd.	126,904	1,913,712
Matson, Inc.	67,698	11,808,562
PAMT Corp. *	11,645	117,615
Pangaea Logistics Solutions Ltd.	66,200	507,092
Proficient Auto Logistics, Inc. *	53,134	390,535
Radiant Logistics, Inc. *	79,370	667,502
RXO, Inc. *	356,615	7,121,602
Safe Bulkers, Inc.	114,295	770,348
Sky Harbour Group Corp. *(a)	46,859	495,300
SkyWest, Inc. *	88,651	7,280,020
Sun Country Airlines Holdings, Inc. *	111,491	1,761,558
Universal Logistics Holdings, Inc.	14,764	355,517
Werner Enterprises, Inc.	127,353	4,695,505
		78,696,502

Utilities 2.9%
American States Water Co.	84,872	6,390,013
Avista Corp.	178,307	7,328,418
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Black Hills Corp.	167,048	12,577,044
Brookfield Infrastructure Corp., Class A	264,629	9,791,273
Cadiz, Inc. *	121,356	525,471
California Water Service Group	131,252	5,544,084
Chesapeake Utilities Corp.	51,337	6,474,622
Consolidated Water Co. Ltd.	33,539	1,074,925
Genie Energy Ltd., Class B	46,444	648,823
Global Water Resources, Inc.	29,820	212,020
H2O America	73,190	4,112,546
Hallador Energy Co. *	74,472	1,156,550
Hawaiian Electric Industries, Inc. *	359,365	5,415,631
MGE Energy, Inc.	80,986	6,496,697
Middlesex Water Co.	39,969	2,033,623
Montauk Renewables, Inc. *	146,310	213,613
New Jersey Resources Corp.	221,709	12,484,434
Northwest Natural Holding Co.	91,401	4,844,253
Northwestern Energy Group, Inc.	135,126	9,775,015
Oklo, Inc. *	267,741	19,411,222
ONE Gas, Inc.	131,489	11,731,449
Ormat Technologies, Inc.	133,985	15,394,876
Otter Tail Corp.	84,470	7,538,103
Portland General Electric Co.	248,484	12,903,774
Pure Cycle Corp. *	44,938	518,585
RGC Resources, Inc.	17,404	395,593
Southwest Gas Holdings, Inc.	150,788	14,181,611
Spire, Inc.	128,082	11,678,517
TXNM Energy, Inc.	221,039	13,054,563
Unitil Corp.	38,811	2,036,025
York Water Co.	31,851	924,316
		206,867,689
Total Common Stocks (Cost $4,344,767,715)		7,190,597,320

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	56,835
Cartesian Therapeutics, Inc. CVR *(b)	265,512	613,119
GTx, Inc. CVR *(b)	592	0
Tobira Therapeutics, Inc. CVR *(b)	14,029	0
		669,954
Total Rights (Cost $44,006)		669,954

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (d)(e)	99,223,300	99,223,300
Total Short-Term Investments (Cost $99,223,300)		99,223,300
Total Investments in Securities (Cost $4,444,035,021)		7,290,490,574

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/18/26	206	28,920,340	227,852

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $95,562,635.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended April 30, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at April 30, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc.*	$—	$—	($51,713 )	($92,609 )	($521,571 )	$—	—	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc.(a),*	335,862	—	(32,284)	(70,360)	106,174	339,392	61,820	—

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	$—	$69,489	($234,373 )	($62,198 )	$260,547	$—	—	$45,859

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust	830,198	1,131,693	(136,594)	(118,066)	142,148	—	—	15,811

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc.(a),*	—	—	(27,545)	(1,071,138)	954,286	114,175	174,793	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc.*	—	—	(55,822)	(57,535)	(21,160)	—	—	—

Household & Personal Products 0.0%
Medifast, Inc.(a),*	335,899	68,334	(97,247)	(213,887)	181,477	274,576	25,260	—
Nu Skin Enterprises, Inc., Class A	—	—	(143,867)	(214,080)	(186,809)	—	—	14,596
						274,576

Materials 0.0%
Trinseo PLC(a)	—	—	—	—	(115,638)	8,503	85,028	—

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A*	—	—	(103,615)	(40,733)	115,850	—	—	—
EW Scripps Co., Class A*	367,081	68,157	(123,807)	(81,816)	449,271	—	—	—
Gray Media, Inc.	—	30,450	(162,381)	59,011	166,141	—	—	33,203
						—
Total	$1,869,040	$1,368,123	($1,169,248 )	($1,963,411 )	$1,530,716	$736,646		$109,469

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,345,937,859	$—	$—	$5,345,937,859
Banks	670,251,294	—	6,474	670,257,768
Health Care Equipment & Services	381,353,835	—	0 *	381,353,835
Pharmaceuticals, Biotechnology & Life Sciences	793,047,858	—	0 *	793,047,858
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	669,954 *	669,954
Short-Term Investments[1]	99,223,300	—	—	99,223,300
Futures Contracts[2]	227,852	—	—	227,852
Total	$7,290,041,998	$—	$676,428	$7,290,718,426

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $4,422,411)		$736,646
Investments in securities, at value - unaffiliated issuers (cost $4,439,612,610) including securities on loan of $95,562,635		7,289,753,928
Cash		29,466,625
Deposit with broker for futures contracts		3,466,152
Receivables:
Fund shares sold		3,259,158
Dividends		2,853,096
Variation margin on future contracts		758,785
Income from securities on loan	+	234,747
Total assets		7,330,529,137

Liabilities
Collateral held for securities on loan		99,223,300
Payables:
Fund shares redeemed		9,609,200
Investment adviser fees		226,380
Investments bought	+	189,097
Total liabilities		109,247,977
Net assets		$7,221,281,160

Net Assets by Source
Capital received from investors		$4,285,485,855
Total distributable earnings	+	2,935,795,305
Net assets		$7,221,281,160

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,221,281,160		160,173,226		$45.08

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $86,287)		$53,618,905
Other Interest		209,716
Dividends received from securities - affiliated issuers		109,469
Securities on loan, net	+	1,475,158
Total investment income		55,413,248

Expenses
Investment adviser fees		1,416,311
Total expenses	–	1,416,311
Net investment income		53,996,937

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(1,901,664)
Net realized losses on sales of securities - unaffiliated issuers		(3,763,282)
Net realized losses on sales of in-kind redemptions - affiliated issuers		(61,747)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		592,482,030
Net realized gains on futures contracts	+	1,648,224
Net realized gains		588,403,561
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,530,716
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		279,592,646
Net change in unrealized appreciation (depreciation) on futures contracts	+	248,227
Net change in unrealized appreciation (depreciation)		281,371,589
Net realized and unrealized gains		869,775,150
Increase in net assets resulting from operations		$923,772,087
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$53,996,937	$81,103,001
Net realized gains		588,403,561	130,055,164
Net change in unrealized appreciation (depreciation)	+	281,371,589	730,295,362
Increase in net assets resulting from operations		$923,772,087	$941,453,527

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($91,814,177 )	($105,904,769 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,059,430	$663,135,063	39,249,825	$1,379,447,819
Shares reinvested		1,656,349	67,728,140	2,137,076	80,247,227
Shares redeemed	+	(36,648,318)	(1,534,380,444)	(39,904,477)	(1,431,987,871)
Net transactions in fund shares		(18,932,539)	($803,517,241 )	1,482,424	$27,707,175

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		179,105,765	$7,192,840,491	177,623,341	$6,329,584,558
Total increase (decrease)	+	(18,932,539)	28,440,669	1,482,424	863,255,933
End of period		160,173,226	$7,221,281,160	179,105,765	$7,192,840,491
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$16.54	$13.85	$10.18	$9.55	$11.66	$8.23
Income (loss) from investment operations:
Net investment income (loss)[2]	0.10	0.18	0.17	0.16	0.15	0.14
Net realized and unrealized gains (losses)	0.91	2.69	3.66	0.62	(2.09)	3.44
Total from investment operations	1.01	2.87	3.83	0.78	(1.94)	3.58
Less distributions:
Distributions from net investment income	(0.18)	(0.18)	(0.16)	(0.15)	(0.14)	(0.15)
Distributions from net realized gains	—	—	—	—	(0.03)	—
Total distributions	(0.18)	(0.18)	(0.16)	(0.15)	(0.17)	(0.15)
Net asset value at end of period	$17.37	$16.54	$13.85	$10.18	$9.55	$11.66
Total return	6.18%*	20.85%	37.98%	8.38%	(16.94%)	44.01%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%**	0.03%	0.03%	0.03%[3]	0.03%[3]	0.03%
Net investment income (loss)	1.19%**	1.22%	1.39%	1.58%	1.44%	1.37%
Portfolio turnover rate	2%*,4	3%	2%	2%	2%	3%
Net assets, end of period (x 1,000,000)	$41,279	$31,970	$25,665	$17,787	$16,046	$18,232

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 7-for-1 share split effective after the close of U.S. markets on August 15, 2025.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.9%
Adient PLC *	49,001	1,031,471
Aptiv PLC *	126,770	7,639,160
Autoliv, Inc.	41,028	4,756,376
BorgWarner, Inc.	121,611	6,928,179
Cooper-Standard Holdings, Inc. *	15,055	452,704
Dana, Inc.	69,491	2,532,947
Dauch Corp. *	145,151	828,812
Dorman Products, Inc. *	16,514	1,857,990
Empery Digital, Inc. *(a)	23,000	108,100
Ford Motor Co.	2,301,651	27,803,944
Fox Factory Holding Corp. *	27,704	491,746
Garrett Motion, Inc.	78,233	2,003,547
General Motors Co.	532,925	40,976,603
Gentex Corp.	130,760	3,021,864
Gentherm, Inc. *	20,348	612,475
Goodyear Tire & Rubber Co. *	169,097	1,197,207
Harley-Davidson, Inc.	75,437	1,802,190
Holley, Inc. *	27,094	89,410
Kodiak AI, Inc. *(a)	55,071	467,002
LCI Industries	14,275	1,701,866
Lear Corp.	30,312	3,853,565
Lucid Group, Inc. *(a)	108,942	693,961
Mobileye Global, Inc., Class A *	105,118	913,476
Motorcar Parts of America, Inc. *	10,000	112,200
Patrick Industries, Inc.	19,246	1,789,878
Phinia, Inc.	20,659	1,490,547
QuantumScape Corp., Class A *	279,048	2,034,260
Rivian Automotive, Inc., Class A *	487,581	7,996,328
Solid Power, Inc. *	140,183	483,631
Standard Motor Products, Inc.	12,698	474,524
Stoneridge, Inc. *	25,000	175,000
Strattec Security Corp. *	3,842	289,149
Tesla, Inc. *	1,660,687	633,767,980
Thor Industries, Inc.	30,353	2,399,101
Versigent PLC *	42,256	1,477,692
Visteon Corp.	16,513	1,844,667
Winnebago Industries, Inc.	17,781	579,838
XPEL, Inc. *	16,516	786,492
		767,465,882

Banks 3.7%
1st Source Corp.	11,594	852,507
ACNB Corp.	5,076	257,302
Affinity Bancshares, Inc. *	3,146	70,533
Amalgamated Financial Corp.	11,518	470,856
Amerant Bancorp, Inc.	19,131	439,439
Ameris Bancorp	37,672	3,211,538
Ames National Corp.	4,056	114,298
Arrow Financial Corp.	6,961	256,513
Associated Banc-Corp.	97,712	2,751,570
Atlantic Union Bankshares Corp.	85,318	3,212,223
Auburn National BanCorp, Inc.	800	19,176
Avidbank Holdings, Inc. *	3,500	103,740
Avidia Bancorp, Inc.	10,000	207,700
Axos Financial, Inc. *	33,381	3,219,264
Banc of California, Inc.	79,307	1,485,420
BancFirst Corp.	12,804	1,429,054
Bancorp, Inc. *	26,071	1,559,828
Bank First Corp.	5,865	852,243
Bank of America Corp.	3,915,671	209,331,772
Bank of Hawaii Corp.	22,837	1,815,770
Bank of Marin Bancorp	6,631	170,019
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of the James Financial Group, Inc.	2,744	63,002
Bank OZK	61,585	2,965,934
Bank7 Corp.	2,054	88,199
BankUnited, Inc.	45,500	2,114,840
Bankwell Financial Group, Inc.	4,876	252,187
Banner Corp.	21,262	1,422,640
Bar Harbor Bankshares	10,903	373,428
BayCom Corp.	4,901	146,932
BCB Bancorp, Inc.	7,033	71,385
Beacon Financial Corp.	47,821	1,364,333
Blue Ridge Bankshares, Inc.	40,597	139,248
BOK Financial Corp.	12,920	1,728,567
Bridgewater Bancshares, Inc. *	8,542	154,866
Broadway Financial Corp. *	2,507	19,981
Burke & Herbert Financial Services Corp.	8,604	553,323
Business First Bancshares, Inc.	21,152	579,142
BV Financial, Inc. *	5,000	97,900
Byline Bancorp, Inc.	21,033	676,211
C&F Financial Corp.	1,200	89,700
California BanCorp	8,995	168,117
Camden National Corp.	10,027	483,001
Capital Bancorp, Inc.	5,770	181,697
Capital City Bank Group, Inc.	8,558	395,123
Capitol Federal Financial, Inc.	63,473	487,473
Carter Bankshares, Inc. *	9,825	251,520
Catalyst Bancorp, Inc. *	1,959	31,266
Cathay General Bancorp	40,213	2,253,134
CB Financial Services, Inc.	2,090	73,526
Central BanCo, Inc.	21,000	567,420
Central Pacific Financial Corp.	16,311	542,830
CF Bankshares, Inc.	2,505	73,397
Chemung Financial Corp.	1,306	86,731
ChoiceOne Financial Services, Inc.	7,247	217,627
Citigroup, Inc.	1,031,771	132,046,053
Citizens & Northern Corp.	10,947	241,710
Citizens Community Bancorp, Inc.	8,309	172,412
Citizens Financial Group, Inc.	250,828	16,316,361
Citizens Financial Services, Inc.	2,033	128,404
City Holding Co.	9,085	1,117,092
Civista Bancshares, Inc.	9,755	242,607
CNB Financial Corp.	14,433	438,475
Coastal Financial Corp. *	8,813	666,439
CoastalSouth Bancshares, Inc.	4,000	102,200
Colony Bankcorp, Inc.	13,200	261,888
Columbia Banking System, Inc.	176,994	5,239,022
Columbia Financial, Inc. *	14,396	276,835
Commerce Bancshares, Inc.	80,804	4,204,232
Commercial Bancgroup, Inc.	5,901	170,893
Community Bancorp/VT	4,000	159,800
Community Financial System, Inc.	30,925	1,959,408
Community Trust Bancorp, Inc.	9,370	608,394
Community West Bancshares	9,746	231,175
ConnectOne Bancorp, Inc.	28,115	821,520
Cullen/Frost Bankers, Inc.	37,761	5,472,702
Customers Bancorp, Inc. *	18,677	1,424,495
CVB Financial Corp.	100,973	2,056,820
Dime Community Bancshares, Inc.	25,092	900,552
Eagle Bancorp Montana, Inc.	2,563	56,694
Eagle Bancorp, Inc.	13,609	351,793
Eagle Financial Services, Inc.	2,313	87,154
East West Bancorp, Inc.	80,993	10,243,185
Eastern Bankshares, Inc.	133,178	2,694,191
ECB Bancorp, Inc. *	4,412	79,240
Enterprise Financial Services Corp.	22,321	1,290,600
Equity Bancshares, Inc., Class A	9,351	423,974
Esquire Financial Holdings, Inc.	3,256	342,271
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Farmers & Merchants Bancorp, Inc.	6,004	160,787
Farmers National Banc Corp.	33,808	475,679
FB Bancorp, Inc. *	10,000	139,800
FB Financial Corp.	24,568	1,328,392
Fidelity D&D Bancorp, Inc.	1,779	80,215
Fifth Third Bancorp	528,279	26,815,442
Financial Institutions, Inc.	9,261	315,522
Finward Bancorp	1,806	58,117
Finwise Bancorp *	4,562	70,939
First BanCorp	95,882	2,328,015
First Bancorp, Inc.	3,588	102,114
First Bancorp/Southern Pines NC	25,438	1,468,790
First Bank	9,056	134,391
First Busey Corp.	53,565	1,403,403
First Business Financial Services, Inc.	4,713	264,871
First Capital, Inc.	1,074	58,082
First Citizens BancShares, Inc., Class A	5,702	11,311,742
First Commonwealth Financial Corp.	60,638	1,116,346
First Community Bankshares, Inc.	11,451	488,042
First Community Corp.	7,020	207,862
First Financial Bancorp	62,267	1,885,445
First Financial Bankshares, Inc.	76,518	2,469,236
First Financial Corp.	6,587	432,568
First Hawaiian, Inc.	73,476	2,004,425
First Horizon Corp.	285,314	7,121,437
First Internet Bancorp	3,435	78,730
First Interstate BancSystem, Inc., Class A	51,968	1,844,344
First Merchants Corp.	38,387	1,552,370
First Mid Bancshares, Inc.	13,730	577,896
First National Corp.	2,648	70,755
First Northwest Bancorp	3,416	34,160
First Seacoast Bancorp, Inc. *	3,389	40,668
First U.S. Bancshares, Inc.	4,841	79,876
First United Corp.	2,849	105,869
First Western Financial, Inc. *	2,786	78,872
Firstsun Capital Bancorp *	11,800	417,248
Five Star Bancorp	9,216	372,787
Flagstar Bank NA	178,180	2,489,175
Flushing Financial Corp.	16,608	267,721
FNB Corp.	210,889	3,764,369
Franklin Financial Services Corp.	1,992	112,249
FS Bancorp, Inc.	3,171	128,869
Fulton Financial Corp.	115,770	2,499,474
FVCBankcorp, Inc.	8,954	140,220
GBank Financial Holdings, Inc. *(a)	5,604	165,038
German American Bancorp, Inc.	24,319	1,047,419
Glacier Bancorp, Inc.	77,070	3,780,283
Great Southern Bancorp, Inc.	4,013	273,767
Greene County Bancorp, Inc.	3,212	77,249
Hancock Whitney Corp.	49,925	3,370,437
Hanmi Financial Corp.	18,022	539,038
Hanover Bancorp, Inc.	2,522	59,822
Hawthorn Bancshares, Inc.	2,065	69,425
HBT Financial, Inc.	5,821	161,591
Heritage Financial Corp.	24,137	664,250
Hilltop Holdings, Inc.	23,698	892,704
Hingham Institution For Savings	1,361	386,796
Home Bancorp, Inc.	3,387	210,638
Home BancShares, Inc.	109,706	2,947,800
HomeTrust Bancshares, Inc.	6,363	290,598
Hope Bancorp, Inc.	85,500	1,064,475
Horizon Bancorp, Inc.	33,053	598,259
Hoyne Bancorp, Inc. *	7,000	109,340
Huntington Bancshares, Inc.	1,189,477	19,935,635
Independent Bank Corp.	29,226	2,279,336
Independent Bank Corp., MI	12,944	429,870
SECURITY	NUMBER OF SHARES	VALUE ($)
International Bancshares Corp.	32,521	2,333,057
Investar Holding Corp.	7,833	217,052
Isabella Bank Corp.	3,500	139,335
John Marshall Bancorp, Inc.	8,443	177,303
JPMorgan Chase & Co.	1,591,606	498,538,747
Kearny Financial Corp.	30,246	243,178
KeyCorp	550,318	12,167,531
Lakeland Financial Corp.	16,287	985,689
Landmark Bancorp, Inc.	2,287	60,651
LCNB Corp.	9,732	157,756
LINKBANCORP, Inc.	12,773	110,997
Live Oak Bancshares, Inc.	21,962	825,771
M&T Bank Corp.	89,881	19,650,683
Magyar Bancorp, Inc.	9,051	157,487
MainStreet Bancshares, Inc.	3,000	70,260
Mechanics Bancorp, Class A	27,221	401,918
Mercantile Bank Corp.	10,502	538,858
Meridian Corp.	3,846	72,382
Metrocity Bankshares, Inc.	12,678	405,569
Metropolitan Bank Holding Corp.	7,144	631,172
Mid Penn Bancorp, Inc.	13,835	456,140
Midland States Bancorp, Inc.	8,785	228,498
MVB Financial Corp.	4,605	120,329
National Bank Holdings Corp., Class A	25,679	1,096,493
National Bankshares, Inc.	4,506	161,292
NB Bancorp, Inc.	19,402	380,861
NBT Bancorp, Inc.	33,197	1,450,377
Nicolet Bankshares, Inc.	11,771	1,724,216
Northeast Bank	4,701	584,569
Northeast Community Bancorp, Inc.	5,675	136,172
Northfield Bancorp, Inc.	18,804	262,316
Northpointe Bancshares, Inc.	5,000	89,150
Northrim BanCorp, Inc.	10,384	254,720
Northwest Bancshares, Inc.	80,946	1,119,483
Norwood Financial Corp.	7,060	206,646
NSTS Bancorp, Inc. *	1,610	20,045
Oak Valley Bancorp	3,707	122,628
OceanFirst Financial Corp.	36,040	687,283
OFG Bancorp	25,482	1,171,153
Ohio Valley Banc Corp.	1,400	62,314
Old National Bancorp	202,879	4,863,010
Old Second Bancorp, Inc.	31,972	658,943
OP Bancorp	5,203	74,611
Orange County Bancorp, Inc.	6,824	232,698
Origin Bancorp, Inc.	18,627	872,116
Orrstown Financial Services, Inc.	12,410	455,943
Park National Corp.	9,011	1,551,604
Parke Bancorp, Inc.	4,518	136,037
Pathward Financial, Inc.	13,923	1,209,073
PCB Bancorp	4,081	98,475
Peapack-Gladstone Financial Corp.	10,157	424,055
Peoples Bancorp of North Carolina, Inc.	1,896	74,740
Peoples Bancorp, Inc.	22,771	783,322
Peoples Financial Services Corp.	3,954	225,220
Pinnacle Financial Partners, Inc.	89,715	8,876,402
Pioneer Bancorp, Inc. *	2,717	38,663
Plumas Bancorp	2,267	115,640
PNC Financial Services Group, Inc.	238,883	53,270,909
Ponce Financial Group, Inc. *	10,983	191,763
Popular, Inc.	39,246	5,899,851
Preferred Bank	7,196	681,677
Primis Financial Corp.	10,278	150,675
Princeton Bancorp, Inc.	1,590	56,874
Prosperity Bancshares, Inc.	59,685	4,157,060
Provident Financial Holdings, Inc.	3,562	61,124
Provident Financial Services, Inc.	80,277	1,820,682
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
QCR Holdings, Inc.	10,327	933,767
RBB Bancorp	6,055	146,047
Red River Bancshares, Inc.	1,974	179,101
Regions Financial Corp.	509,744	14,553,191
Renasant Corp.	56,553	2,255,899
Republic Bancorp, Inc., Class A	4,781	362,065
Richmond Mutual BanCorp, Inc.	4,348	68,785
Riverview Bancorp, Inc.	6,215	32,194
S&T Bancorp, Inc.	24,088	1,063,003
SB Financial Group, Inc.	3,301	68,793
Seacoast Banking Corp. of Florida	59,866	1,883,983
ServisFirst Bancshares, Inc.	30,278	2,410,734
Shore Bancshares, Inc.	23,946	462,158
Sierra Bancorp	5,854	211,212
Simmons First National Corp., Class A	85,466	1,817,007
SmartFinancial, Inc.	9,197	385,722
Sound Financial Bancorp, Inc.	1,096	45,100
South Plains Financial, Inc.	5,663	232,636
Southern First Bancshares, Inc. *	5,167	290,902
Southern Missouri Bancorp, Inc.	5,845	398,863
Southside Bancshares, Inc.	17,464	576,836
Southstate Bank Corp.	58,527	5,716,332
SR Bancorp, Inc.	3,800	73,378
Stellar Bancorp, Inc.	28,966	1,087,963
Sterling Bancorp, Inc. *(b)	9,738	1,369
Stock Yards Bancorp, Inc.	17,213	1,245,016
Texas Capital Bancshares, Inc. *	26,971	2,715,980
TFS Financial Corp.	26,645	400,741
Third Coast Bancshares, Inc. *	6,287	234,757
Timberland Bancorp, Inc.	3,571	142,411
Tompkins Financial Corp.	8,504	716,632
Towne Bank	51,213	1,821,134
TriCo Bancshares	20,078	1,009,321
Triumph Financial, Inc. *	12,774	864,544
Truist Financial Corp.	743,617	38,296,275
TrustCo Bank Corp.	10,728	510,653
Trustmark Corp.	35,327	1,567,459
U.S. Bancorp	915,316	51,861,805
UMB Financial Corp.	41,837	5,278,574
Union Bankshares, Inc.	2,125	52,466
United Bancorp, Inc.	3,371	55,217
United Bankshares, Inc.	84,102	3,684,509
United Community Banks, Inc.	73,263	2,441,856
Unity Bancorp, Inc.	2,383	124,583
Univest Financial Corp.	19,154	727,660
USCB Financial Holdings, Inc.	5,422	98,897
Valley National Bancorp	282,840	3,838,139
Virginia National Bankshares Corp.	2,256	95,203
WaFd, Inc.	47,546	1,683,128
Washington Trust Bancorp, Inc.	9,175	288,370
Webster Financial Corp.	94,573	6,843,302
Wells Fargo & Co.	1,826,295	150,176,238
WesBanco, Inc.	57,283	1,969,390
West BanCorp, Inc.	6,294	150,741
Westamerica BanCorp	13,119	719,184
Western Alliance Bancorp	61,101	4,982,176
Western New England Bancorp, Inc.	10,349	144,369
Wintrust Financial Corp.	38,910	5,858,679
WSFS Financial Corp.	31,394	2,259,426
Zions Bancorp NA	86,842	5,507,520
		1,526,449,763

Capital Goods 7.7%
3D Systems Corp. *	169,568	417,137
3M Co.	311,648	45,662,665
A.O. Smith Corp.	66,755	4,128,129
SECURITY	NUMBER OF SHARES	VALUE ($)
AAON, Inc.	39,812	3,714,858
AAR Corp. *	23,088	2,548,223
Acuity, Inc.	18,325	5,310,035
Advanced Drainage Systems, Inc.	42,079	6,280,291
AECOM	75,957	6,387,984
AeroVironment, Inc. *	18,674	3,641,803
AerSale Corp. *	12,000	80,640
AGCO Corp.	35,258	4,266,923
AirJoule Technologies Corp. *	15,696	48,344
Alamo Group, Inc.	6,386	1,107,588
Albany International Corp., Class A	18,015	1,045,591
Allegion PLC	50,672	6,966,387
Alliance Laundry Holdings, Inc. *	22,665	575,011
Allient, Inc.	8,995	685,239
Allison Transmission Holdings, Inc.	48,520	6,518,662
Alpha Pro Tech Ltd. *	5,970	27,462
Alta Equipment Group, Inc.	10,115	78,391
Ameresco, Inc., Class A *	23,341	690,660
American Infrastructure Corp. *(a)(b)	6,920	0
American Superconductor Corp. *	28,658	1,534,349
American Woodmark Corp. *	7,275	317,772
AMETEK, Inc.	136,020	32,032,710
Amprius Technologies, Inc. *	81,967	1,726,225
API Group Corp. *	226,295	10,346,207
Apogee Enterprises, Inc.	12,815	466,466
Applied Industrial Technologies, Inc.	21,889	6,692,562
Archer Aviation, Inc., Class A *	365,234	2,096,443
Arcosa, Inc.	29,132	3,684,324
Argan, Inc.	8,090	5,420,138
Armstrong World Industries, Inc.	25,231	4,299,110
Array Technologies, Inc. *	85,978	665,470
Astec Industries, Inc.	14,016	911,320
Astronics Corp. *	19,536	1,394,870
ATI, Inc. *	79,822	12,409,128
Atkore, Inc.	19,730	1,541,899
Atmus Filtration Technologies, Inc.	45,759	2,901,121
Axon Enterprise, Inc. *	46,649	18,741,702
AZZ, Inc.	18,030	2,579,011
Babcock & Wilcox Enterprises, Inc. *	51,145	800,931
Beta Technologies, Inc., Class A *	19,245	306,573
Bloom Energy Corp., Class A *	152,833	43,306,759
Blue Bird Corp. *	18,757	1,202,511
BlueLinx Holdings, Inc. *	3,850	203,896
Boeing Co. *	464,099	106,292,594
Boise Cascade Co.	21,084	1,671,329
Bowman Consulting Group Ltd., Class A *	6,300	198,828
Broadwind, Inc. *	7,298	19,413
Builders FirstSource, Inc. *	66,941	5,294,364
BWX Technologies, Inc.	53,581	11,594,393
Byrna Technologies, Inc. *	8,100	47,385
Cadre Holdings, Inc.	17,630	522,729
Cardinal Infrastructure Group, Inc., Class A *	8,500	450,755
Carlisle Cos., Inc.	23,915	8,496,043
Carpenter Technology Corp.	29,275	12,535,555
Carrier Global Corp.	464,548	31,203,689
Caterpillar, Inc.	274,733	244,542,591
CEA Industries, Inc. *	34,988	108,813
CECO Environmental Corp. *	18,912	1,402,136
Centuri Holdings, Inc. *	50,250	1,889,400
ChargePoint Holdings, Inc. *	14,308	91,714
Chart Industries, Inc. *	26,534	5,516,419
CNH Industrial NV	537,754	5,759,345
Columbus McKinnon Corp.	13,948	215,497
Comfort Systems USA, Inc.	20,827	38,326,887
Concrete Pumping Holdings, Inc. *	9,442	74,781
Construction Partners, Inc., Class A *	27,707	3,426,248
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Core & Main, Inc., Class A *	111,490	5,615,751
CPI Aerostructures, Inc. *	9,173	33,023
Crane Co.	28,761	5,111,693
CSW Industrials, Inc.	9,615	2,799,888
Cummins, Inc.	81,506	54,691,341
Curtiss-Wright Corp.	21,631	15,578,646
Custom Truck One Source, Inc. *	52,302	515,175
Deere & Co.	148,632	87,673,558
Distribution Solutions Group, Inc. *	4,920	133,135
DNOW, Inc. *	109,209	1,473,229
Donaldson Co., Inc.	67,436	5,945,832
Douglas Dynamics, Inc.	15,032	693,426
Dover Corp.	79,241	17,940,955
Ducommun, Inc. *	8,697	1,234,365
DXP Enterprises, Inc. *	7,811	1,333,728
Dycom Industries, Inc. *	17,507	7,249,649
Eastern Co.	1,809	39,545
Eaton Corp. PLC	229,315	99,295,688
EMCOR Group, Inc.	26,267	23,421,496
Emerson Electric Co.	331,274	46,524,121
Energy Recovery, Inc. *	27,634	305,908
Energy Vault Holdings, Inc. *	62,860	289,785
Enerpac Tool Group Corp., Class A	32,034	1,124,393
EnerSys	21,305	4,543,504
Enovix Corp. *(a)	100,000	667,000
Enpro, Inc.	12,614	3,677,612
Eos Energy Enterprises, Inc. *	202,312	1,355,490
EquipmentShare.com, Inc., Class A *	19,000	398,905
Esab Corp.	33,493	3,291,357
ESCO Technologies, Inc.	15,103	4,892,617
Eve Holding, Inc. *	75,733	218,111
Everus Construction Group, Inc. *	29,935	4,413,317
EVI Industries, Inc.	2,765	51,346
Fastenal Co.	675,187	30,336,152
Federal Signal Corp.	35,615	4,385,275
Ferguson Enterprises, Inc.	115,584	30,942,993
Firefly Aerospace, Inc. *(a)	15,493	536,058
Flowserve Corp.	74,623	5,495,238
Fluence Energy, Inc. *	42,159	513,497
Fluor Corp. *	94,345	5,033,306
Forgent Power Solutions, Inc. *	50,738	1,908,764
Fortive Corp.	185,973	11,119,326
Fortune Brands Innovations, Inc.	70,835	2,871,651
Franklin Electric Co., Inc.	22,848	2,289,141
FreightCar America, Inc. *	5,033	41,472
FTAI Aviation Ltd.	60,822	15,185,429
FuelCell Energy, Inc. *(a)	30,899	401,687
Gates Industrial Corp. PLC *	151,979	3,892,182
GATX Corp.	20,609	4,037,715
GE Vernova, Inc.	159,297	172,591,928
Gencor Industries, Inc. *	3,418	50,860
Generac Holdings, Inc. *	34,395	8,916,216
General Dynamics Corp.	150,134	51,691,136
General Electric Co.	619,827	179,706,442
Gibraltar Industries, Inc. *	18,355	716,396
Global Industrial Co.	8,750	289,713
Gorman-Rupp Co.	13,052	988,558
Graco, Inc.	98,887	7,937,659
Graham Corp. *	6,437	612,802
Granite Construction, Inc.	25,926	3,553,677
Greenbrier Cos., Inc.	18,913	929,007
Griffon Corp.	23,420	2,135,201
Hayward Holdings, Inc. *	119,502	1,793,725
HEICO Corp.	58,602	15,817,852
Helios Technologies, Inc.	19,779	1,352,884
Herc Holdings, Inc.	17,923	2,274,787
Hexcel Corp.	44,661	4,192,328
Hillman Solutions Corp. *	117,215	956,474
SECURITY	NUMBER OF SHARES	VALUE ($)
Honeywell International, Inc.	374,195	80,201,214
Howmet Aerospace, Inc.	236,461	57,469,481
Hubbell, Inc., Class B	31,208	15,858,969
Hudson Technologies, Inc. *	17,443	109,193
Huntington Ingalls Industries, Inc.	22,939	8,356,448
Hyliion Holdings Corp. *	54,325	103,761
Hyster-Yale, Inc.	5,997	236,702
IDEX Corp.	43,877	9,558,604
IES Holdings, Inc. *	5,096	3,282,232
Illinois Tool Works, Inc.	155,141	40,027,929
Ingersoll Rand, Inc.	210,669	16,824,026
Innovative Solutions & Support, Inc. *	6,865	151,030
Insteel Industries, Inc.	14,474	378,929
Intuitive Machines, Inc., Class A *	72,580	1,839,903
ITT, Inc.	50,607	10,847,104
Janus International Group, Inc. *	60,000	312,000
JBT Marel Corp.	30,476	3,599,216
JELD-WEN Holding, Inc. *	40,500	55,485
Johnson Controls International PLC	361,944	52,854,682
Kadant, Inc.	6,969	2,042,823
Karat Packaging, Inc.	3,014	86,472
Karman Holdings, Inc. *	45,070	3,063,859
Kennametal, Inc.	45,070	1,744,660
Kratos Defense & Security Solutions, Inc. *	108,367	6,832,539
L.B. Foster Co., Class A *	5,290	161,927
L3Harris Technologies, Inc.	110,017	35,265,949
Legence Corp., Class A *	28,191	2,451,489
Lennox International, Inc.	18,730	10,018,490
Leonardo DRS, Inc.	45,217	1,837,167
Limbach Holdings, Inc. *	6,744	672,849
Lincoln Electric Holdings, Inc.	32,303	8,560,295
Lindsay Corp.	6,743	755,014
Loar Holdings, Inc. *	21,175	1,188,341
Lockheed Martin Corp.	119,431	61,861,675
LSI Industries, Inc.	20,912	508,371
Luxfer Holdings PLC	12,212	183,791
Madison Air Solutions Corp., Class A *(a)	48,448	1,849,745
Manitowoc Co., Inc. *	22,850	310,532
Masco Corp.	119,571	8,587,589
MasTec, Inc. *	36,190	14,260,669
Masterbrand, Inc. *	80,776	725,368
Matrix Service Co. *	20,847	281,851
Mayville Engineering Co., Inc. *	11,327	258,369
McGrath RentCorp	14,569	1,610,603
Mercury Systems, Inc. *	31,401	2,477,853
Microvast Holdings, Inc. *	110,747	213,742
Middleby Corp. *	27,220	3,820,599
Miller Industries, Inc.	9,119	437,621
Modine Manufacturing Co. *	30,948	7,880,289
Moog, Inc., Class A	16,750	5,046,942
MSC Industrial Direct Co., Inc., Class A	26,965	2,757,711
Mueller Industries, Inc.	64,859	8,783,854
Mueller Water Products, Inc., Class A	93,001	2,593,798
MYR Group, Inc. *	9,036	3,657,863
NANO Nuclear Energy, Inc. *(a)	22,025	514,945
National Presto Industries, Inc.	3,738	522,722
NeoVolta, Inc. *(a)	12,964	33,317
Nextpower, Inc., Class A *	88,507	10,543,839
NN, Inc. *	28,401	65,890
Nordson Corp.	31,192	8,997,332
Northrop Grumman Corp.	78,860	45,697,793
NPK International, Inc. *	54,340	888,459
NuScale Power Corp. *	91,247	1,136,938
nVent Electric PLC	95,541	13,652,809
NWPX Infrastructure, Inc. *	6,698	658,681
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ocean Power Technologies, Inc. *	50,000	18,065
Optex Systems Holdings, Inc. *	1,633	17,538
Orion Group Holdings, Inc. *	16,674	227,100
Oshkosh Corp.	36,916	5,769,971
Otis Worldwide Corp.	230,360	17,940,437
Owens Corning	48,122	5,935,367
PACCAR, Inc.	309,384	36,754,819
Palladyne AI Corp. *(a)	16,115	98,140
Park Aerospace Corp.	8,310	281,377
Parker-Hannifin Corp.	74,499	67,750,881
Park-Ohio Holdings Corp.	3,931	113,802
Pentair PLC	95,726	7,726,045
Perma-Pipe International Holdings, Inc. *	3,363	110,071
Plug Power, Inc. *	829,680	2,596,898
Powell Industries, Inc.	16,605	4,604,068
Power Solutions International, Inc. *	3,000	219,810
Preformed Line Products Co.	1,284	426,609
Primoris Services Corp.	31,118	5,637,026
Proto Labs, Inc. *	14,685	951,735
Quanex Building Products Corp.	29,879	595,787
Quanta Services, Inc.	87,995	64,040,121
QXO, Inc. *(a)	298,763	5,996,173
RBC Bearings, Inc. *	18,523	11,096,944
Red Cat Holdings, Inc. *(a)	65,458	767,168
Redwire Corp. *	57,306	526,642
Regal Rexnord Corp.	38,838	8,351,335
Resideo Technologies, Inc. *	80,912	3,347,329
Richtech Robotics, Inc., Class B *(a)	97,881	240,787
Rocket Lab Corp. *	279,980	23,101,150
Rockwell Automation, Inc.	66,072	27,017,502
RTX Corp.	792,311	139,502,198
Rush Enterprises, Inc., Class A	40,569	3,003,323
Satellogic, Inc., Class A *	65,125	420,708
Sensata Technologies Holding PLC	85,807	3,573,003
SES AI Corp. *	162,323	170,439
Shoals Technologies Group, Inc., Class A *	94,261	748,432
Simpson Manufacturing Co., Inc.	24,298	4,634,358
SiteOne Landscape Supply, Inc. *	26,050	3,283,602
SKYX Platforms Corp. *	75,741	81,800
Snap-on, Inc.	30,658	11,754,277
Solv Energy, Inc., Class A *	13,061	520,350
SPX Technologies, Inc. *	29,280	6,409,685
StandardAero, Inc. *	113,994	2,833,891
Standex International Corp.	7,193	1,963,689
Stanley Black & Decker, Inc.	91,151	7,124,362
Starfighters Space, Inc. *(a)	25,000	125,750
Stem, Inc. *	4,000	42,800
Sterling Infrastructure, Inc. *	17,992	9,277,035
Sunrun, Inc. *	136,909	1,742,852
Symbotic, Inc. *	34,706	2,051,125
T1 Energy, Inc. *	127,020	609,696
Taylor Devices, Inc. *	2,017	111,944
TechPrecision Corp. *	4,478	18,897
Tecnoglass, Inc.	16,125	694,665
Tennant Co.	11,936	991,165
Terex Corp.	66,442	4,132,692
Terrestrial Energy, Inc. *(a)	38,400	278,784
Textron, Inc.	102,734	9,858,355
Thermon Group Holdings, Inc. *	19,954	1,207,017
Timken Co.	37,587	4,168,022
Titan International, Inc. *	41,443	315,796
Titan Machinery, Inc. *	8,199	171,441
Toro Co.	57,814	5,502,158
Trane Technologies PLC	130,767	64,407,978
Transcat, Inc. *	6,587	501,271
TransDigm Group, Inc.	33,261	38,582,095
SECURITY	NUMBER OF SHARES	VALUE ($)
Trex Co., Inc. *	63,521	2,490,023
Trinity Industries, Inc.	47,893	1,561,791
Tutor Perini Corp.	25,970	2,413,132
Twin Disc, Inc.	5,599	92,495
UFP Industries, Inc.	34,082	3,049,998
Ultralife Corp. *	6,691	46,168
United Rentals, Inc.	37,200	35,706,048
V2X, Inc. *	12,596	854,135
Valmont Industries, Inc.	11,741	5,964,898
Velo3D, Inc. *(a)	10,000	140,050
Vertiv Holdings Co., Class A	225,802	74,173,699
Vicor Corp. *	13,362	3,597,986
Virgin Galactic Holdings, Inc. *(a)	40,128	95,505
VirTra, Inc. *	3,586	15,994
Voyager Technologies, Inc., Class A *	6,200	163,742
VSE Corp.	17,095	2,934,870
Wabash National Corp.	19,725	171,410
Watsco, Inc.	20,548	8,996,736
Watts Water Technologies, Inc., Class A	16,006	4,804,361
WESCO International, Inc.	28,447	9,931,417
Westinghouse Air Brake Technologies Corp.	100,529	27,131,772
Willis Lease Finance Corp.	2,226	432,178
WillScot Holdings Corp.	108,510	2,456,666
Woodward, Inc.	35,137	12,754,380
Worthington Enterprises, Inc.	18,884	1,024,835
WW Grainger, Inc.	25,808	29,972,121
Xometry, Inc., Class A *	26,369	1,351,939
Xylem, Inc.	143,282	16,930,201
York Space Systems, Inc. *(a)	12,787	424,017
Zurn Elkay Water Solutions Corp.	88,664	4,606,981
		3,188,411,790

Commercial & Professional Services 1.0%
ABM Industries, Inc.	36,089	1,472,431
ACCO Brands Corp.	38,516	123,636
ACV Auctions, Inc., Class A *	100,000	519,000
Alight, Inc., Class A	310,575	256,970
Amentum Holdings, Inc. *	89,046	2,335,677
Andersen Group, Inc., Class A *(a)	10,000	353,800
Asure Software, Inc. *	7,413	67,088
Automatic Data Processing, Inc.	238,012	50,444,263
Barrett Business Services, Inc.	18,517	583,841
BlackSky Technology, Inc. *	16,866	598,406
Booz Allen Hamilton Holding Corp., Class A	71,058	5,526,181
Brady Corp., Class A	26,550	2,172,321
Bridger Aerospace Group Holdings, Inc. *	12,500	25,375
BrightView Holdings, Inc. *	43,240	514,556
Brink's Co.	24,899	2,657,968
Broadridge Financial Solutions, Inc.	69,625	10,720,858
CACI International, Inc., Class A *	12,924	6,714,535
Casella Waste Systems, Inc., Class A *	36,566	2,897,856
CBIZ, Inc. *	29,327	894,474
Cimpress PLC *	8,208	726,080
Cintas Corp.	200,734	35,070,237
Clarivate PLC *	271,043	777,893
Clean Harbors, Inc. *	29,528	9,232,815
Concentrix Corp.	28,218	672,153
Copart, Inc. *	527,122	17,453,009
CoreCivic, Inc. *	64,077	1,311,015
CRA International, Inc.	4,054	638,383
CSG Systems International, Inc.	16,822	1,352,657
Deluxe Corp.	27,083	843,635
DLH Holdings Corp. *	3,968	23,094
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ennis, Inc.	15,401	321,573
Enviri Corp. *	49,829	981,133
Equifax, Inc.	70,835	12,321,040
ExlService Holdings, Inc. *	93,519	2,981,386
Exponent, Inc.	29,921	2,001,416
Falcon's Beyond Global, Inc., Class A *(a)	8,000	135,360
First Advantage Corp. *	57,282	730,918
FTI Consulting, Inc. *	17,833	3,197,457
Genpact Ltd.	95,550	3,320,363
GEO Group, Inc. *	80,874	1,496,978
Healthcare Services Group, Inc. *	43,118	923,156
HireQuest, Inc.	1,724	19,947
HNI Corp.	40,796	1,490,686
Huron Consulting Group, Inc. *	9,332	1,219,366
ICF International, Inc.	11,220	804,025
Innodata, Inc. *	19,745	833,831
Insperity, Inc.	20,000	711,400
Interface, Inc., Class A	34,765	969,248
Jacobs Solutions, Inc.	68,832	8,907,549
KBR, Inc.	75,033	2,812,987
Kelly Services, Inc., Class A	16,000	156,160
Kforce, Inc.	8,111	366,698
Korn Ferry	30,601	2,033,130
Legalzoom.com, Inc. *	68,000	438,600
Leidos Holdings, Inc.	74,860	11,170,609
Liquidity Services, Inc. *	16,754	597,280
ManpowerGroup, Inc.	27,696	838,358
Maximus, Inc.	32,909	2,159,489
MillerKnoll, Inc.	43,543	700,171
Mistras Group, Inc. *	7,028	132,689
Mobile Infrastructure Corp. *	22,500	41,400
Montrose Environmental Group, Inc. *	22,041	463,963
MSA Safety, Inc.	21,897	3,643,442
NL Industries, Inc.	5,834	35,004
OPENLANE, Inc. *	63,398	1,993,233
Parsons Corp. *	31,135	1,569,515
Paychex, Inc.	191,757	17,762,451
Paycom Software, Inc.	28,972	3,672,491
Paylocity Holding Corp. *	26,264	2,770,589
Perma-Fix Environmental Services, Inc. *	5,410	68,491
Pitney Bowes, Inc.	92,988	1,437,595
Planet Labs PBC *	164,510	6,081,935
Quad/Graphics, Inc.	10,911	81,178
RB Global, Inc.	109,347	11,404,892
RCM Technologies, Inc. *	3,160	98,876
Republic Services, Inc., Class A	118,788	24,852,825
Resolute Holdings Management, Inc. *	1,836	249,861
Resources Connection, Inc.	37,295	158,131
Robert Half, Inc.	62,795	1,670,975
Rollins, Inc.	172,051	9,588,402
Science Applications International Corp.	26,964	2,609,306
Spire Global, Inc., Class A *(a)	25,949	462,671
SS&C Technologies Holdings, Inc.	123,511	8,559,312
TaskUS, Inc., Class A	9,000	58,320
Team, Inc. *	2,284	39,856
Tetra Tech, Inc.	153,057	4,946,802
TIC Solutions, Inc. *	114,167	1,043,486
TransUnion	114,255	8,112,105
TriNet Group, Inc.	17,580	804,812
TrueBlue, Inc. *(c)	18,000	98,820
UL Solutions, Inc., Class A	46,636	4,220,092
UniFirst Corp.	8,714	2,226,514
Upwork, Inc. *	78,067	807,993
Veralto Corp.	145,939	12,871,820
Verisk Analytics, Inc., Class A	82,845	15,284,074
SECURITY	NUMBER OF SHARES	VALUE ($)
Verra Mobility Corp., Class A *	95,103	1,410,378
Vestis Corp. *	83,058	807,324
Virco Mfg. Corp.	8,190	49,631
Waste Management, Inc.	219,032	50,935,892
Willdan Group, Inc. *	8,879	674,804
		425,422,471

Consumer Discretionary Distribution & Retail 5.6%
1stdibs.com, Inc. *	26,868	124,399
Abercrombie & Fitch Co., Class A *	27,683	2,362,744
Academy Sports & Outdoors, Inc.	39,494	2,165,851
Advance Auto Parts, Inc.	35,409	2,107,190
Amazon.com, Inc. *	5,766,900	1,528,574,514
American Eagle Outfitters, Inc.	92,780	1,616,228
America's Car-Mart, Inc. *	10,559	128,925
Arhaus, Inc.	27,308	202,079
Arko Corp.	50,423	332,792
ARKO Petroleum Corp.	10,000	186,900
Asbury Automotive Group, Inc. *	11,224	2,286,217
AutoNation, Inc. *	15,751	3,345,197
AutoZone, Inc. *	9,736	36,062,436
Barnes & Noble Education, Inc. *	12,663	124,857
Bath & Body Works, Inc.	121,952	2,370,747
Bed Bath & Beyond, Inc. *	78,122	382,798
Best Buy Co., Inc.	114,840	6,946,672
Bob's Discount Furniture, Inc. *	14,000	150,360
Boot Barn Holdings, Inc. *	17,899	3,068,784
Buckle, Inc.	19,582	1,088,955
Build-A-Bear Workshop, Inc.	7,407	273,615
Burlington Stores, Inc. *	36,601	11,712,686
Caleres, Inc.	14,805	193,945
Camping World Holdings, Inc., Class A	29,438	241,097
CarMax, Inc. *	85,625	3,365,919
Carvana Co., Class A *	83,425	33,019,615
Chewy, Inc., Class A *	141,457	3,595,837
Citi Trends, Inc. *	3,328	162,107
Coupang, Inc., Class A *	800,336	15,990,713
Designer Brands, Inc., Class A	22,662	169,965
Dick's Sporting Goods, Inc.	39,035	8,857,822
Dillard's, Inc., Class A	1,836	1,045,088
eBay, Inc.	266,904	27,619,226
Envela Corp. *	4,047	71,268
Etsy, Inc. *	58,344	3,753,853
EVgo, Inc., Class A *	93,173	195,663
Five Below, Inc. *	32,463	7,650,231
Floor & Decor Holdings, Inc., Class A *	63,292	3,063,333
GameStop Corp., Class A *	243,297	6,070,260
Gap, Inc.	133,528	3,283,453
Genesco, Inc. *	5,301	188,132
Genuine Parts Co.	81,616	8,751,684
GigaCloud Technology, Inc., Class A *	13,833	615,430
Gold.com, Inc.	12,487	564,288
Group 1 Automotive, Inc.	7,091	2,530,565
Groupon, Inc., Class A *	14,848	210,990
Haverty Furniture Cos., Inc.	5,993	132,685
Home Depot, Inc.	587,751	193,252,529
J Jill, Inc.	6,517	83,027
Kohl's Corp.	66,288	939,301
Lands' End, Inc. *(a)	7,994	90,252
Lithia Motors, Inc., Class A	14,719	4,270,276
LKQ Corp.	150,680	4,758,474
Lowe's Cos., Inc.	330,828	78,998,418
Macy's, Inc.	157,444	3,078,030
MarineMax, Inc. *	9,973	286,624
Monro, Inc.	14,000	245,840
Murphy USA, Inc.	9,901	5,821,788
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Vision Holdings, Inc. *	46,787	1,086,394
Ollie's Bargain Outlet Holdings, Inc. *	36,316	3,141,697
O'Reilly Automotive, Inc. *	495,788	49,281,327
Outdoor Holding Co. *	42,500	86,275
Pattern Group, Inc., Class A *	13,394	180,417
Penske Automotive Group, Inc.	10,608	1,819,484
Petco Health & Wellness Co., Inc., Class A *	109,136	309,946
PetMed Express, Inc. *	10,000	22,400
Pool Corp.	19,341	4,125,822
RealReal, Inc. *	65,694	781,102
Revolve Group, Inc. *	23,599	600,595
RH *	9,160	1,208,754
Ross Stores, Inc.	190,363	43,362,788
Sally Beauty Holdings, Inc. *	52,790	748,562
Savers Value Village, Inc. *	22,816	192,795
Shoe Carnival, Inc.	8,671	160,587
Signet Jewelers Ltd.	24,266	2,160,402
Sleep Number Corp. *(a)	11,000	33,110
Sonic Automotive, Inc., Class A	8,954	705,127
Stitch Fix, Inc., Class A *	116,350	423,514
ThredUp, Inc., Class A *	99,107	425,169
TJX Cos., Inc.	655,823	102,800,255
Tractor Supply Co.	309,684	10,869,908
Ulta Beauty, Inc. *	25,978	13,962,655
Upbound Group, Inc.	34,011	672,057
Urban Outfitters, Inc. *	31,732	2,232,029
Valvoline, Inc. *	75,444	2,507,004
Victoria's Secret & Co. *	47,318	2,452,492
Warby Parker, Inc., Class A *	61,490	1,360,159
Wayfair, Inc., Class A *	62,826	4,016,466
Weyco Group, Inc.	3,125	103,094
Williams-Sonoma, Inc.	70,099	12,702,640
Winmark Corp.	1,879	714,941
Zumiez, Inc. *	6,961	171,032
		2,294,203,673

Consumer Durables & Apparel 0.7%
Acushnet Holdings Corp.	15,876	1,537,114
Bassett Furniture Industries, Inc.	4,101	59,793
Beazer Homes USA, Inc. *	21,667	467,791
Brunswick Corp.	38,025	3,021,086
Callaway Golf Co. *	82,826	1,267,238
Capri Holdings Ltd. *	60,586	1,182,033
Carter's, Inc.	24,675	891,261
Cavco Industries, Inc. *	4,661	2,363,127
Century Communities, Inc.	16,135	903,883
Champion Homes, Inc. *	33,512	2,554,620
Clarus Corp.	14,055	36,613
Columbia Sportswear Co.	15,317	933,112
Cricut, Inc., Class A	25,000	107,750
Crocs, Inc. *	30,464	3,106,719
Crown Crafts, Inc.	5,621	15,345
Deckers Outdoor Corp. *	83,398	8,523,276
DR Horton, Inc.	158,273	24,351,884
Dream Finders Homes, Inc., Class A *	16,669	243,367
Escalade, Inc.	3,803	71,116
Ethan Allen Interiors, Inc.	18,762	400,381
Figs, Inc., Class A *	95,455	1,428,007
Flexsteel Industries, Inc.	2,656	146,877
Fossil Group, Inc. *	25,000	110,750
Garmin Ltd.	95,965	24,100,650
G-III Apparel Group Ltd.	23,826	743,133
GoPro, Inc., Class A *	64,829	106,968
Green Brick Partners, Inc. *	19,421	1,309,752
Hamilton Beach Brands Holding Co., Class A	3,706	77,122
SECURITY	NUMBER OF SHARES	VALUE ($)
Hasbro, Inc.	78,554	7,528,615
Helen of Troy Ltd. *	22,679	525,019
Hooker Furnishings Corp.	10,000	121,500
Hovnanian Enterprises, Inc., Class A *	3,730	419,401
Installed Building Products, Inc.	13,179	3,802,800
JAKKS Pacific, Inc.	5,309	115,524
Johnson Outdoors, Inc., Class A	2,681	141,101
KB Home	39,308	2,082,931
Kontoor Brands, Inc.	30,295	2,222,441
La-Z-Boy, Inc.	26,329	914,669
Legacy Housing Corp. *	4,652	101,181
Leggett & Platt, Inc.	84,152	914,732
Lennar Corp., Class A	131,711	11,893,503
Levi Strauss & Co., Class A	59,505	1,325,771
LGI Homes, Inc. *	13,659	668,881
Lovesac Co. *	17,811	281,592
Lululemon Athletica, Inc. *	63,215	8,704,705
M/I Homes, Inc. *	16,006	2,104,629
Malibu Boats, Inc., Class A *	8,904	227,942
Marine Products Corp.	5,165	40,907
MasterCraft Boat Holdings, Inc. *	7,841	183,087
Mattel, Inc. *	181,064	2,730,445
Meritage Homes Corp.	39,120	2,634,341
Mohawk Industries, Inc. *	30,745	3,245,442
Movado Group, Inc.	6,936	188,937
Newell Brands, Inc.	254,649	1,038,968
NIKE, Inc., Class B	703,497	31,207,127
NVR, Inc. *	1,638	10,345,395
Oxford Industries, Inc.	11,768	504,141
Peloton Interactive, Inc., Class A *	263,806	1,437,743
Polaris, Inc.	32,246	2,136,942
PulteGroup, Inc.	112,952	13,820,807
PVH Corp.	27,799	2,541,941
Ralph Lauren Corp., Class A	23,298	8,355,595
Rocky Brands, Inc.	2,880	105,610
SharkNinja, Inc. *	42,000	4,852,260
Smith & Wesson Brands, Inc.	27,549	428,111
Somnigroup International, Inc.	123,829	9,393,668
Sonos, Inc. *	72,906	1,081,196
Steven Madden Ltd.	43,028	1,616,132
Sturm Ruger & Co., Inc.	7,968	345,652
Superior Group of Cos., Inc.	5,398	60,889
Tapestry, Inc.	118,759	17,224,805
Taylor Morrison Home Corp., Class A *	55,290	3,358,315
Toll Brothers, Inc.	56,115	7,976,186
TopBuild Corp. *	16,738	7,409,913
Tri Pointe Homes, Inc. *	47,668	2,235,152
Under Armour, Inc., Class A *	183,390	1,153,523
VF Corp.	193,306	3,659,283
Whirlpool Corp. (a)	37,081	2,078,761
Wolverine World Wide, Inc.	58,096	988,794
XMAX, Inc. *(a)	26,000	209,820
YETI Holdings, Inc. *	45,491	1,795,075
		270,542,668

Consumer Services 1.8%
Accel Entertainment, Inc., Class A *	29,774	371,877
ADT, Inc.	306,002	2,304,195
Airbnb, Inc., Class A *	249,368	35,001,292
American Public Education, Inc. *	9,289	540,155
Aramark	154,019	7,037,128
Bally's Corp. *(a)	3,500	46,620
Biglari Holdings, Inc., Class B *	514	158,954
BJ's Restaurants, Inc. *	15,419	592,090
Black Rock Coffee Bar, Inc., Class A *	12,729	156,312
Bloomin' Brands, Inc.	63,313	386,209
Booking Holdings, Inc.	475,422	80,042,048
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Boyd Gaming Corp.	30,848	2,682,234
Bright Horizons Family Solutions, Inc. *	33,308	2,701,612
Brinker International, Inc. *	25,934	3,948,192
Caesars Entertainment, Inc. *	125,816	3,497,685
Canterbury Park Holding Corp.	1,452	23,000
Carnival Corp.	675,139	17,897,935
Carriage Services, Inc., Class A	9,313	457,268
Cava Group, Inc. *	58,704	5,483,541
Cheesecake Factory, Inc.	27,186	1,709,184
Chipotle Mexican Grill, Inc., Class A *	770,696	26,195,957
Choice Hotels International, Inc. (a)	12,258	1,214,523
Churchill Downs, Inc.	38,749	3,913,262
Coursera, Inc. *	86,705	515,895
Covista, Inc. *	21,233	2,446,466
Cracker Barrel Old Country Store, Inc. (a)	18,128	567,769
Darden Restaurants, Inc.	68,099	13,657,935
Dave & Buster's Entertainment, Inc. *	15,994	180,252
Dine Brands Global, Inc.	7,136	198,238
Domino's Pizza, Inc.	18,144	6,158,436
DoorDash, Inc., Class A *	220,204	37,137,405
DraftKings, Inc., Class A *	293,337	6,840,619
Driven Brands Holdings, Inc. *	25,668	348,315
Duolingo, Inc. *	23,627	2,601,333
Dutch Bros, Inc., Class A *	74,638	4,292,431
El Pollo Loco Holdings, Inc. *	16,086	217,483
European Wax Center, Inc., Class A *	22,075	128,035
Expedia Group, Inc.	69,446	17,248,303
First Watch Restaurant Group, Inc. *	25,923	340,110
Flutter Entertainment PLC *	104,394	11,267,244
Frontdoor, Inc. *	42,389	2,909,157
Global Business Travel Group I *	59,046	346,010
Golden Entertainment, Inc. (b)	9,398	273,373
Graham Holdings Co., Class B	1,952	2,191,140
Grand Canyon Education, Inc. *	16,139	2,728,621
H&R Block, Inc.	73,719	2,339,104
Hilton Grand Vacations, Inc. *	35,322	1,659,074
Hilton Worldwide Holdings, Inc.	134,925	43,725,145
Hyatt Hotels Corp., Class A	24,979	4,185,731
Inspired Entertainment, Inc. *	10,938	76,785
Jack in the Box, Inc. *	17,238	217,199
Krispy Kreme, Inc. *	48,000	189,120
Kura Sushi USA, Inc., Class A *	5,503	303,050
Las Vegas Sands Corp.	178,231	9,733,195
Laureate Education, Inc. *	78,563	2,364,353
Liberty Live Holdings, Inc., Class C *	42,842	4,010,011
Life Time Group Holdings, Inc. *	89,381	2,396,305
Lincoln Educational Services Corp. *	18,908	777,875
Lindblad Expeditions Holdings, Inc. *	24,542	454,763
Lucky Strike Entertainment Corp., Class A (a)	14,987	119,147
Marriott International, Inc., Class A	129,371	46,792,197
Marriott Vacations Worldwide Corp.	15,572	1,121,340
Matthews International Corp., Class A	18,759	535,382
McDonald's Corp.	420,636	123,494,523
McGraw Hill, Inc. *	12,000	145,080
MGM Resorts International *	111,614	4,346,249
Mister Car Wash, Inc. *	73,106	517,590
Monarch Casino & Resort, Inc.	7,804	926,257
Nathan's Famous, Inc.	1,235	123,969
Navan, Inc., Class A *	22,922	400,906
Nerdy, Inc. *	39,000	34,874
Norwegian Cruise Line Holdings Ltd. *	267,291	4,859,350
OneSpaWorld Holdings Ltd.	62,571	1,543,001
Papa John's International, Inc.	21,290	770,485
Penn Entertainment, Inc. *	78,759	1,375,132
Perdoceo Education Corp.	36,225	1,229,476
SECURITY	NUMBER OF SHARES	VALUE ($)
Planet Fitness, Inc., Class A *	48,532	3,235,628
Portillo's, Inc., Class A *	68,816	430,100
Pursuit Attractions & Hospitality, Inc. *	15,203	639,742
Rave Restaurant Group, Inc. *	10,012	27,733
RCI Hospitality Holdings, Inc.	3,668	91,773
Red Rock Resorts, Inc., Class A	27,801	1,500,142
Royal Caribbean Cruises Ltd.	148,022	39,042,283
Rush Street Interactive, Inc. *	59,079	1,660,120
Sabre Corp. *	309,222	565,876
Serve Robotics, Inc. *(a)	36,785	346,883
Service Corp. International	81,975	6,642,434
Shake Shack, Inc., Class A *	23,789	2,437,421
SHARPLINK, Inc. *	126,699	912,233
Six Flags Entertainment Corp. *	62,061	1,165,506
Starbucks Corp.	672,603	70,845,274
Strategic Education, Inc.	14,183	1,111,947
Stride, Inc. *	25,466	2,474,277
Sweetgreen, Inc., Class A *	84,085	578,505
Target Hospitality Corp. *	21,320	309,993
Texas Roadhouse, Inc., Class A	38,636	6,220,010
Travel & Leisure Co.	38,295	2,476,155
Udemy, Inc. *	45,337	214,897
United Parks & Resorts, Inc. *	19,734	695,623
Universal Technical Institute, Inc. *	30,157	1,131,792
Vail Resorts, Inc.	21,403	2,722,034
Wendy's Co.	98,650	686,604
Wingstop, Inc.	16,295	2,673,358
WW International, Inc. *	4,893	51,523
Wyndham Hotels & Resorts, Inc.	44,896	3,653,636
Wynn Resorts Ltd.	49,542	5,306,444
Yum! Brands, Inc.	164,505	26,263,223
		755,835,680

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	217,799	3,669,913
Andersons, Inc.	19,799	1,555,013
BJ's Wholesale Club Holdings, Inc. *	77,162	7,244,740
Casey's General Stores, Inc.	21,658	17,806,125
Chefs' Warehouse, Inc. *	21,743	1,687,257
Costco Wholesale Corp.	262,259	266,069,623
Dollar General Corp.	130,484	15,120,486
Dollar Tree, Inc. *	108,764	10,562,072
Grocery Outlet Holding Corp. *	75,932	600,622
Ingles Markets, Inc., Class A	7,246	662,792
Kroger Co.	345,381	23,510,085
Maplebear, Inc. *	107,831	4,566,643
Natural Grocers by Vitamin Cottage, Inc.	4,452	128,930
Performance Food Group Co. *	92,457	8,372,906
PriceSmart, Inc.	15,344	2,407,780
Sprouts Farmers Market, Inc. *	57,215	4,683,048
Sysco Corp.	282,485	21,104,454
Target Corp.	267,153	34,663,102
U.S. Foods Holding Corp. *	129,643	12,120,324
United Natural Foods, Inc. *	35,794	1,790,416
Village Super Market, Inc., Class A	6,411	276,250
Walmart, Inc.	2,587,346	341,348,558
Weis Markets, Inc.	4,525	317,564
		780,268,703

Energy 3.7%
American Resources Corp. *(a)	46,000	106,720
Amplify Energy Corp. *	16,372	104,781
Antero Midstream Corp.	193,747	4,235,309
Antero Resources Corp. *	172,284	6,763,870
APA Corp.	208,213	8,480,515
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Archrock, Inc.	104,159	4,036,161
Atlas Energy Solutions, Inc., Class A	45,586	792,285
Baker Hughes Co., Class A	582,921	40,612,106
BKV Corp. *	23,891	753,283
Bristow Group, Inc.	13,008	639,083
Cactus, Inc., Class A	41,380	2,305,694
California Resources Corp.	46,727	3,189,585
Calumet, Inc. *	38,012	1,243,753
Centrus Energy Corp., Class A *	11,145	2,351,149
Cheniere Energy, Inc.	127,463	35,045,952
Chevron Corp.	1,107,025	213,999,003
Chord Energy Corp.	33,450	4,870,320
Clean Energy Fuels Corp. *	104,632	240,654
CNX Resources Corp. *	83,185	3,236,728
Comstock Resources, Inc. *	48,526	845,323
Comstock, Inc. *	56,249	184,497
ConocoPhillips	723,409	90,990,384
Core Laboratories, Inc.	27,510	403,021
Core Natural Resources, Inc.	30,566	2,742,993
Coterra Energy, Inc.	448,074	16,090,337
Crescent Energy Co., Class A	143,425	1,929,066
CVR Energy, Inc. *	18,545	614,581
Delek U.S. Holdings, Inc.	36,024	1,678,358
Devon Energy Corp.	364,413	18,719,896
Diamondback Energy, Inc.	113,914	23,424,136
Diversified Energy Co.	37,259	620,362
DMC Global, Inc. *	8,283	51,189
Dorian LPG Ltd.	22,818	879,634
DT Midstream, Inc.	59,808	8,850,986
Energy Services of America Corp.	8,556	145,452
EOG Resources, Inc.	319,666	44,935,450
Epsilon Energy Ltd.	5,425	34,503
EQT Corp.	366,341	22,009,767
Evolution Petroleum Corp.	15,426	74,045
Excelerate Energy, Inc., Class A	16,104	562,030
Expand Energy Corp.	139,156	14,214,785
Expro Group Holdings NV *	61,866	1,126,580
Exxon Mobil Corp.	2,468,592	380,977,803
Flowco Holdings, Inc., Class A	13,600	337,688
Forum Energy Technologies, Inc. *	7,600	477,812
FutureFuel Corp.	22,103	110,073
Geospace Technologies Corp. *	10,335	94,565
Gevo, Inc. *	139,561	266,562
Granite Ridge Resources, Inc.	38,980	235,049
Green Plains, Inc. *	42,716	742,404
Gulfport Energy Corp. *	9,272	1,785,231
Halliburton Co.	493,179	20,861,472
Helix Energy Solutions Group, Inc. *	80,570	833,899
Helmerich & Payne, Inc.	59,000	2,382,420
HF Sinclair Corp.	91,706	6,163,560
Infinity Natural Resources, Inc., Class A *	6,300	102,627
Innovex International, Inc. *	25,270	701,748
International Seaways, Inc.	24,804	2,057,492
Kinder Morgan, Inc.	1,158,825	38,090,578
Kinetik Holdings, Inc., Class A (a)	26,026	1,315,354
Kodiak Gas Services, Inc.	49,291	3,341,930
Kosmos Energy Ltd. *	387,130	1,192,360
Liberty Energy, Inc., Class A	95,725	3,234,548
Lightbridge Corp. *	21,562	281,384
Magnolia Oil & Gas Corp., Class A	107,561	3,252,645
Mammoth Energy Services, Inc. *	10,739	30,714
Marathon Petroleum Corp.	174,588	43,348,455
Matador Resources Co.	68,617	4,353,062
Murphy Oil Corp.	78,230	3,266,885
Nabors Industries Ltd. *	8,700	892,707
NACCO Industries, Inc., Class A	1,966	94,722
Natural Gas Services Group, Inc.	6,513	265,014
SECURITY	NUMBER OF SHARES	VALUE ($)
New Era Energy & Digital, Inc. *	26,000	102,440
NextDecade Corp. *	83,662	655,073
Noble Corp. PLC	74,612	3,807,450
Northern Oil & Gas, Inc.	63,194	1,716,349
NOV, Inc.	215,866	4,416,618
Occidental Petroleum Corp.	424,077	25,690,585
Oceaneering International, Inc. *	58,918	2,211,782
Oil States International, Inc. *	29,052	333,517
ONEOK, Inc.	369,487	34,162,768
Ovintiv, Inc.	165,280	10,172,984
Par Pacific Holdings, Inc. *	29,490	1,936,608
Patterson-UTI Energy, Inc.	207,088	2,530,615
PBF Energy, Inc., Class A	48,773	2,114,797
Peabody Energy Corp.	71,980	1,918,987
Permian Resources Corp., Class A	438,272	9,475,441
Phillips 66	237,157	42,486,677
PrimeEnergy Resources Corp. *	362	80,216
ProFrac Holding Corp., Class A *	11,000	82,940
ProPetro Holding Corp. *	57,462	984,324
Range Resources Corp.	139,190	6,054,765
Ranger Energy Services, Inc., Class A	5,075	88,610
REX American Resources Corp. *	16,802	814,897
Riley Exploration Permian, Inc.	5,555	200,924
Ring Energy, Inc. *	96,457	181,339
RPC, Inc.	52,343	412,463
Sable Offshore Corp. *	74,144	1,063,966
SandRidge Energy, Inc.	18,685	290,552
SEACOR Marine Holdings, Inc. *	10,252	77,915
Seadrill Ltd. *	36,806	1,828,890
Select Water Solutions, Inc.	68,610	1,147,845
SLB Ltd.	881,422	50,135,283
SM Energy Co.	131,714	4,087,085
Smart Sand, Inc.	17,439	96,089
Solaris Energy Infrastructure, Inc.	26,984	1,992,499
Summit Midstream Corp. *	4,783	151,382
Talos Energy, Inc. *	75,319	1,199,078
Targa Resources Corp.	126,695	32,950,836
TechnipFMC PLC	240,309	18,160,151
TETRA Technologies, Inc. *	85,975	818,482
Texas Pacific Land Corp.	34,426	15,273,783
Tidewater, Inc. *	27,444	2,451,573
Transocean Ltd. *	588,897	4,016,278
Uranium Energy Corp. *	285,522	4,251,423
Ur-Energy, Inc. *	303,939	544,051
VAALCO Energy, Inc.	62,433	410,185
Valaris Ltd. *	38,010	3,876,260
Valero Energy Corp.	179,557	45,352,507
Venture Global, Inc., Class A	282,056	3,742,883
Viper Energy, Inc., Class A	110,134	5,438,417
Vitesse Energy, Inc.	13,373	250,877
W&T Offshore, Inc.	50,000	210,500
Weatherford International PLC	42,568	4,697,379
Williams Cos., Inc.	722,278	55,117,034
World Kinect Corp.	35,285	951,636
		1,518,443,097

Equity Real Estate Investment Trusts (REITs) 2.1%
Acadia Realty Trust	79,225	1,712,845
Agree Realty Corp.	70,704	5,451,985
AH Realty Trust, Inc.	40,000	243,600
Alexander's, Inc.	964	242,889
Alexandria Real Estate Equities, Inc.	91,289	3,698,117
Alpine Income Property Trust, Inc.	4,623	86,912
American Assets Trust, Inc.	31,780	659,117
American Healthcare REIT, Inc.	104,322	5,297,471
American Homes 4 Rent, Class A	189,961	6,048,358
American Tower Corp.	276,490	50,517,488
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Americold Realty Trust, Inc.	169,063	2,067,640
Apple Hospitality REIT, Inc.	129,495	1,744,298
AvalonBay Communities, Inc.	83,052	15,198,516
Bluerock Homes Trust, Inc.	1,536	16,143
Braemar Hotels & Resorts, Inc.	24,766	59,934
Brandywine Realty Trust	144,589	438,105
Brixmor Property Group, Inc.	180,144	5,420,533
Broadstone Net Lease, Inc.	111,258	2,202,908
BRT Apartments Corp.	10,530	151,316
BXP, Inc.	85,750	5,012,945
Camden Property Trust	61,686	6,478,264
CareTrust REIT, Inc.	132,091	5,210,990
CBL & Associates Properties, Inc.	9,463	426,024
Centerspace	10,009	683,314
Chatham Lodging Trust	44,507	386,321
Chiron Real Estate, Inc.	7,219	253,170
Community Healthcare Trust, Inc.	24,827	427,521
COPT Defense Properties	65,248	2,039,000
Cousins Properties, Inc.	97,163	2,488,344
Crown Castle, Inc.	257,628	22,872,214
CTO Realty Growth, Inc.	15,942	322,826
CubeSmart	133,570	5,406,914
Curbline Properties Corp.	59,516	1,642,642
DiamondRock Hospitality Co.	118,586	1,209,577
Digital Realty Trust, Inc.	190,780	38,335,333
Diversified Healthcare Trust	134,023	1,010,533
Douglas Emmett, Inc.	102,422	1,107,182
Easterly Government Properties, Inc.	23,370	547,092
EastGroup Properties, Inc.	31,039	6,245,047
Empire State Realty Trust, Inc., Class A	72,558	404,148
EPR Properties	44,891	2,505,367
Equinix, Inc.	58,049	62,857,199
Equity LifeStyle Properties, Inc.	113,035	7,153,985
Equity Residential	203,053	13,275,605
Essential Properties Realty Trust, Inc.	123,429	3,879,373
Essex Property Trust, Inc.	38,308	10,083,049
Extra Space Storage, Inc.	124,958	17,910,230
Farmland Partners, Inc.	21,207	227,975
Federal Realty Investment Trust	46,932	5,204,759
First Industrial Realty Trust, Inc.	77,774	4,822,766
Four Corners Property Trust, Inc.	66,750	1,706,798
FrontView REIT, Inc.	17,000	300,900
Gaming & Leisure Properties, Inc.	166,844	8,085,260
Getty Realty Corp.	31,634	1,047,718
Gladstone Commercial Corp.	22,360	281,960
Gladstone Land Corp.	32,591	312,548
Global Net Lease, Inc.	131,696	1,259,014
Healthcare Realty Trust, Inc., Class A	210,255	3,931,769
Healthpeak Properties, Inc.	409,150	6,615,956
Highwoods Properties, Inc.	67,367	1,637,692
Host Hotels & Resorts, Inc.	375,763	7,939,872
Hudson Pacific Properties, Inc. *	24,502	225,663
Independence Realty Trust, Inc.	143,267	2,336,685
Industrial Logistics Properties Trust	24,875	184,821
Innovative Industrial Properties, Inc.	17,283	937,603
InvenTrust Properties Corp.	46,608	1,497,049
Invitation Homes, Inc.	331,700	9,543,009
Iron Mountain, Inc.	175,047	22,054,172
JBG SMITH Properties	42,784	641,760
Kilroy Realty Corp.	62,821	2,089,426
Kimco Realty Corp.	394,355	9,322,552
Kite Realty Group Trust	127,871	3,345,105
Lamar Advertising Co., Class A	50,539	6,966,296
Lineage, Inc.	34,376	1,267,787
LTC Properties, Inc.	28,388	1,084,989
LXP Industrial Trust	36,227	1,844,679
Macerich Co.	155,612	3,381,449
SECURITY	NUMBER OF SHARES	VALUE ($)
Medical Properties Trust, Inc. (a)	297,493	1,469,615
Mid-America Apartment Communities, Inc.	69,567	8,986,665
Millrose Properties, Inc., Class A	91,555	2,807,992
Modiv Industrial, Inc.	8,196	130,890
National Health Investors, Inc.	28,023	2,155,249
National Storage Affiliates Trust	42,450	1,806,672
NET Lease Office Properties	6,279	82,004
NETSTREIT Corp.	59,339	1,220,603
NexPoint Diversified Real Estate Trust	62,271	337,509
NexPoint Residential Trust, Inc.	15,154	437,799
NNN REIT, Inc.	110,065	4,819,746
Omega Healthcare Investors, Inc.	172,762	8,114,631
One Liberty Properties, Inc.	6,163	139,962
Orion Properties, Inc.	25,500	73,185
Outfront Media, Inc.	86,245	2,660,658
Park Hotels & Resorts, Inc.	118,626	1,360,640
Peakstone Realty Trust	19,131	401,368
Pebblebrook Hotel Trust	64,361	904,272
Phillips Edison & Co., Inc.	72,072	2,894,772
Piedmont Realty Trust, Inc., Class A *	50,000	418,000
Postal Realty Trust, Inc., Class A	13,537	296,190
Prologis, Inc.	549,254	78,005,053
Public Storage	93,157	28,175,335
Rayonier, Inc.	161,764	3,431,014
Realty Income Corp.	542,928	34,877,695
Regency Centers Corp.	97,162	7,564,062
Rexford Industrial Realty, Inc.	134,824	4,838,833
RLJ Lodging Trust	81,465	671,272
Ryman Hospitality Properties, Inc.	36,664	3,853,020
Sabra Health Care REIT, Inc.	146,824	3,033,384
Safehold, Inc.	28,401	454,984
Saul Centers, Inc.	5,768	198,592
SBA Communications Corp., Class A	63,273	13,995,988
Service Properties Trust	336,141	521,019
Sila Realty Trust, Inc.	33,977	1,033,920
Simon Property Group, Inc.	191,965	39,105,190
SITE Centers Corp.	30,000	164,700
SL Green Realty Corp.	40,067	1,699,241
Smartstop Self Storage REIT, Inc.	33,603	1,057,822
STAG Industrial, Inc.	112,450	4,338,321
Summit Hotel Properties, Inc.	40,000	198,800
Sun Communities, Inc.	67,887	8,678,674
Sunstone Hotel Investors, Inc.	115,422	1,133,444
Tanger, Inc.	68,618	2,544,355
Terreno Realty Corp.	60,344	3,934,429
UDR, Inc.	175,441	6,375,526
UMH Properties, Inc.	55,778	867,348
Universal Health Realty Income Trust	7,432	302,482
Urban Edge Properties	76,302	1,672,540
Ventas, Inc.	279,338	24,542,637
Veris Residential, Inc.	50,570	959,313
VICI Properties, Inc., Class A	631,027	18,425,988
Vornado Realty Trust	94,092	2,812,410
Welltower, Inc.	412,176	89,582,332
Weyerhaeuser Co.	427,744	10,488,283
Whitestone REIT	30,066	569,450
WP Carey, Inc.	128,519	9,372,891
Xenia Hotels & Resorts, Inc.	58,179	946,572
		883,475,757

Financial Services 7.0%
Acacia Research Corp. *	29,703	150,891
Acadian Asset Management, Inc.	17,475	1,176,941
ACRES Commercial Realty Corp. *	3,144	66,307
Adamas Trust, Inc.	40,532	363,977
Affiliated Managers Group, Inc.	16,300	4,803,121
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Affirm Holdings, Inc. *	171,797	11,043,111
AGNC Investment Corp.	662,391	7,299,549
AI Financial Corp. *	54,000	40,511
Alerus Financial Corp.	16,281	438,610
Ally Financial, Inc.	163,805	7,271,304
AlTi Global, Inc. *	8,982	31,796
American Express Co.	316,531	102,255,340
Ameriprise Financial, Inc.	53,906	25,594,030
Angel Oak Mortgage REIT, Inc.	9,942	90,174
Annaly Capital Management, Inc.	423,763	9,704,173
Apollo Commercial Real Estate Finance, Inc.	83,452	912,965
Apollo Global Management, Inc.	274,147	35,288,202
Arbor Realty Trust, Inc. (a)	115,959	916,076
ARES Commercial Real Estate Corp.	52,011	272,018
ARES Management Corp., Class A	122,439	14,374,339
ARMOUR Residential REIT, Inc.	65,083	1,141,556
Artisan Partners Asset Management, Inc., Class A	42,102	1,576,299
Atlanticus Holdings Corp. *	3,644	289,370
Bank of New York Mellon Corp.	406,547	54,627,720
Berkshire Hathaway, Inc., Class B *	1,082,983	512,900,749
Better Home & Finance Holding Co. *(a)	3,600	148,068
BGC Group, Inc., Class A	218,579	2,454,642
Blackrock, Inc.	85,115	90,698,544
Blackstone Mortgage Trust, Inc., Class A	96,052	1,824,027
Blackstone, Inc.	442,660	55,589,243
Block, Inc. *	324,219	22,860,682
Blue Owl Capital, Inc., Class A (a)	376,299	3,668,915
Bread Financial Holdings, Inc.	26,478	2,244,805
BrightSpire Capital, Inc., Class A	69,114	400,861
Cannae Holdings, Inc.	25,712	347,369
Cantaloupe, Inc. *	36,721	400,993
Capital One Financial Corp.	369,931	70,767,800
Carlyle Group, Inc.	152,936	7,657,506
Cass Information Systems, Inc.	5,702	269,648
Cboe Global Markets, Inc.	61,557	18,472,640
Charles Schwab Corp. (d)	979,388	89,751,116
Chicago Atlantic Real Estate Finance, Inc.	9,254	110,215
Chime Financial, Inc., Class A *	26,841	586,744
Chimera Investment Corp.	51,075	702,281
Claros Mortgage Trust, Inc. *	61,707	162,906
CME Group, Inc.	213,248	61,377,039
Cohen & Steers, Inc.	16,837	1,183,473
Coinbase Global, Inc., Class A *	132,040	24,793,151
Consumer Portfolio Services, Inc. *	5,099	46,299
Corebridge Financial, Inc.	149,614	4,120,370
Corpay, Inc. *	41,075	12,588,255
Credit Acceptance Corp. *	3,671	1,853,525
Dave, Inc. *	6,570	1,786,974
DeFi Development Corp. *(a)	20,914	91,812
DigitalBridge Group, Inc.	99,951	1,555,238
Donnelley Financial Solutions, Inc. *	16,378	823,813
Dynex Capital, Inc.	117,917	1,606,030
Ellington Financial, Inc.	75,240	996,930
Enact Holdings, Inc.	17,940	766,576
Encore Capital Group, Inc. *	12,749	1,055,235
Enova International, Inc. *	14,314	2,424,935
Equitable Holdings, Inc.	166,703	7,034,867
Essent Group Ltd.	56,642	3,427,974
Euronet Worldwide, Inc. *	22,044	1,595,545
Evercore, Inc., Class A	22,750	7,309,348
EVERTEC, Inc.	38,426	1,134,720
EZCORP, Inc., Class A *	34,440	1,128,943
SECURITY	NUMBER OF SHARES	VALUE ($)
FactSet Research Systems, Inc.	21,906	4,985,368
Federal Agricultural Mortgage Corp., Class C	5,879	1,021,770
Federated Hermes, Inc.	44,553	2,588,084
Fidelity National Information Services, Inc.	308,121	14,336,870
Figure Technology Solutions, Inc., Class A *	23,058	809,336
Finance of America Cos., Inc., Class A *	5,723	113,029
FirstCash Holdings, Inc.	22,903	4,997,893
Fiserv, Inc. *	318,425	19,949,326
Flywire Corp. *	67,669	914,208
Franklin BSP Realty Trust, Inc.	44,583	405,705
Franklin Resources, Inc.	181,727	5,446,358
Galaxy Digital, Inc., Class A *	113,567	3,116,279
GCM Grosvenor, Inc., Class A	43,912	479,519
Gemini Space Station, Inc., Class A *(a)	16,673	74,028
Global Payments, Inc.	139,990	10,073,680
Goldman Sachs Group, Inc.	177,237	163,726,224
Granite Point Mortgage Trust, Inc.	23,221	34,832
Great Elm Group, Inc. *	9,772	20,033
Green Dot Corp., Class A *	26,000	326,300
HA Sustainable Infrastructure Capital, Inc.	75,745	3,177,503
Hamilton Lane, Inc., Class A	24,030	2,210,520
Houlihan Lokey, Inc., Class A	32,471	5,024,887
Innventure, Inc. *(a)	59,188	385,314
Interactive Brokers Group, Inc., Class A	263,402	20,940,459
Intercontinental Exchange, Inc.	334,783	52,925,844
International Money Express, Inc. *	18,445	293,460
Invesco Ltd.	262,726	6,886,048
Invesco Mortgage Capital, Inc.	43,900	356,907
Jack Henry & Associates, Inc.	42,148	6,480,255
Jackson Financial, Inc., Class A	41,804	4,839,649
Janus Henderson Group PLC	72,527	3,743,118
Jefferies Financial Group, Inc.	96,722	4,663,935
Jefferson Capital, Inc.	14,425	299,175
KKR & Co., Inc.	405,248	42,283,576
KKR Real Estate Finance Trust, Inc.	43,949	269,407
Ladder Capital Corp., Class A	64,768	665,815
Lazard, Inc.	68,071	3,301,444
LendingClub Corp. *	72,151	1,231,618
LendingTree, Inc. *	6,556	325,112
loanDepot, Inc., Class A *	108,318	167,893
LPL Financial Holdings, Inc.	47,386	15,833,084
Lument Finance Trust, Inc.	24,035	28,602
Manhattan Bridge Capital, Inc.	7,727	33,458
MarketAxess Holdings, Inc.	22,013	3,460,223
Marqeta, Inc., Class A *	245,248	1,064,376
Mastercard, Inc., Class A	480,891	241,849,702
Medallion Financial Corp.	6,557	60,062
Merchants Bancorp	17,502	814,543
MFA Financial, Inc.	60,500	620,125
MGIC Investment Corp.	129,338	3,424,870
Miami International Holdings, Inc. *	18,434	856,997
Moelis & Co., Class A	44,505	2,898,166
Moody's Corp.	90,401	41,751,702
Morgan Stanley	710,329	135,381,604
Morningstar, Inc.	13,537	2,283,827
Mount Logan Capital, Inc.	10,000	46,700
MSCI, Inc., Class A	43,373	25,651,226
Nasdaq, Inc.	264,021	24,266,170
Navient Corp.	37,356	345,169
NCR Atleos Corp. *	43,800	1,943,844
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nelnet, Inc., Class A	8,758	1,241,009
NerdWallet, Inc., Class A *	22,319	241,938
NewtekOne, Inc.	11,192	145,160
Nexpoint Real Estate Finance, Inc.	5,703	82,237
NMI Holdings, Inc., Class A *	46,840	1,813,176
Northern Trust Corp.	109,530	18,219,220
OneMain Holdings, Inc.	68,757	4,040,849
Onity Group, Inc. *	3,090	142,171
Open Lending Corp., Class A *	30,000	52,800
Oportun Financial Corp. *	16,000	97,440
Oppenheimer Holdings, Inc., Class A	3,500	400,680
OppFi, Inc. *	17,756	168,860
Orchid Island Capital, Inc.	99,840	701,875
Paymentus Holdings, Inc., Class A *	33,528	940,460
Payoneer Global, Inc. *	187,226	932,385
PayPal Holdings, Inc.	545,431	27,347,910
Paysign, Inc. *	26,608	174,548
PennyMac Financial Services, Inc.	16,739	1,511,364
PennyMac Mortgage Investment Trust	53,298	649,170
Perella Weinberg Partners, Class A	42,682	970,589
Piper Sandler Cos.	39,792	3,469,862
PJT Partners, Inc., Class A	14,547	2,221,909
PRA Group, Inc. *	21,991	479,184
Priority Technology Holdings, Inc. *	9,469	49,049
Procap Financial, Inc. *	60,000	114,600
PROG Holdings, Inc.	25,273	905,532
Radian Group, Inc.	78,048	2,796,460
Raymond James Financial, Inc.	102,746	16,266,747
Ready Capital Corp.	108,490	205,046
Redwood Trust, Inc.	69,393	385,825
Regional Management Corp.	3,411	127,401
Remitly Global, Inc. *	102,372	2,240,923
Repay Holdings Corp., Class A *	35,500	134,545
Ridgepost Capital, Inc., Class A	37,410	296,661
Rithm Capital Corp.	329,982	3,227,224
Rithm Property Trust, Inc.	3,602	52,409
Robinhood Markets, Inc., Class A *	466,489	34,002,383
Rocket Cos., Inc., Class A *	580,020	8,479,892
S&P Global, Inc.	180,515	77,843,483
Security National Financial Corp., Class A *	7,773	76,175
SEI Investments Co.	54,587	4,949,949
Seven Hills Realty Trust	16,691	136,365
Sezzle, Inc. *	10,226	813,990
Shift4 Payments, Inc., Class A *(a)	40,379	1,787,982
Silvercrest Asset Management Group, Inc., Class A	3,213	42,251
SLM Corp.	119,439	2,756,652
SoFi Technologies, Inc. *	750,340	12,080,474
Starwood Property Trust, Inc.	202,499	3,717,882
State Street Corp.	164,834	25,193,229
StepStone Group, Inc., Class A	43,458	2,298,928
Stifel Financial Corp.	89,838	7,080,133
StoneX Group, Inc. *	40,504	4,294,639
Sunrise Realty Trust, Inc. (a)	2,814	21,077
Synchrony Financial	203,838	15,532,456
T. Rowe Price Group, Inc.	128,482	13,218,228
Toast, Inc., Class A *	280,150	7,989,878
TPG Mortgage Investment Trust, Inc.	14,032	110,712
TPG RE Finance Trust, Inc.	49,952	422,594
TPG, Inc.	75,826	3,307,530
Tradeweb Markets, Inc., Class A	68,424	7,749,018
Twenty One Capital, Inc., Class A *(a)	206,000	1,718,040
Two Harbors Investment Corp.	61,925	716,472
Upstart Holdings, Inc. *	51,000	1,610,580
UWM Holdings Corp.	183,441	649,381
Velocity Financial, Inc. *	5,032	97,067
Victory Capital Holdings, Inc., Class A	28,972	2,274,592
SECURITY	NUMBER OF SHARES	VALUE ($)
Virtu Financial, Inc., Class A	46,728	2,320,512
Virtus Investment Partners, Inc.	4,443	646,679
Visa, Inc., Class A	992,430	327,343,111
Voya Financial, Inc.	55,862	4,578,450
Walker & Dunlop, Inc.	20,613	1,037,865
Waterstone Financial, Inc.	8,861	159,675
Wealthfront Corp. *	22,000	231,660
Western Union Co.	189,039	1,718,365
WEX, Inc. *	20,187	3,034,712
WisdomTree, Inc.	70,575	1,199,775
World Acceptance Corp. *	1,349	198,519
		2,873,242,990

Food, Beverage & Tobacco 2.0%
Alico, Inc.	3,713	154,498
Altria Group, Inc.	991,051	71,999,855
Archer-Daniels-Midland Co.	282,205	21,035,561
B&G Foods, Inc.	71,044	393,584
Beyond Meat, Inc. *	324,000	318,848
Boston Beer Co., Inc., Class A *	4,648	1,101,762
BRC, Inc., Class A *	48,000	51,840
Brown-Forman Corp., Class B	134,123	3,456,350
Bunge Global SA	79,965	10,161,153
Calavo Growers, Inc.	7,291	205,315
Cal-Maine Foods, Inc.	26,239	2,027,225
Campbell's Co. (a)	115,511	2,401,474
Celsius Holdings, Inc. *	93,957	3,154,137
Coca-Cola Co.	2,286,736	180,103,327
Coca-Cola Consolidated, Inc.	33,153	6,798,686
Conagra Brands, Inc.	281,723	4,042,725
Constellation Brands, Inc., Class A	83,818	13,124,222
Darling Ingredients, Inc. *	93,015	5,974,353
Flowers Foods, Inc.	125,373	1,135,879
Fresh Del Monte Produce, Inc.	17,543	734,876
Freshpet, Inc. *	29,030	1,956,041
General Mills, Inc.	312,291	11,026,995
Hershey Co.	87,959	16,337,505
Hormel Foods Corp.	173,077	3,715,963
Ingredion, Inc.	37,023	4,136,950
J&J Snack Foods Corp.	9,863	870,508
J.M. Smucker Co.	62,979	6,173,831
John B Sanfilippo & Son, Inc.	6,387	522,393
Keurig Dr. Pepper, Inc.	803,383	23,619,460
Kraft Heinz Co.	501,351	11,360,614
Lamb Weston Holdings, Inc.	81,923	3,567,747
Lifeway Foods, Inc. *	2,366	63,503
Limoneira Co.	7,226	91,987
Mama's Creations, Inc. *	27,721	393,361
Marzetti Co.	12,353	1,609,349
McCormick & Co., Inc. - Non Voting Shares	149,916	7,621,729
MGP Ingredients, Inc.	10,000	199,400
Mission Produce, Inc. *	25,304	350,713
Molson Coors Beverage Co., Class B	99,214	4,240,406
Mondelez International, Inc., Class A	758,884	46,625,833
Monster Beverage Corp. *	420,496	32,407,627
National Beverage Corp. *	13,198	451,636
Once Upon a Farm PBC *	7,000	106,750
PepsiCo, Inc.	805,132	127,605,371
Philip Morris International, Inc.	917,357	151,428,120
Pilgrim's Pride Corp.	24,443	809,063
Post Holdings, Inc. *	25,138	2,633,206
Primo Brands Corp.	148,573	3,027,918
Seaboard Corp.	139	790,344
Seneca Foods Corp., Class A *	2,612	365,314
Simply Good Foods Co. *	50,506	675,265
SunOpta, Inc. *	57,000	369,360
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tootsie Roll Industries, Inc.	10,169	429,335
Turning Point Brands, Inc.	11,496	927,497
Tyson Foods, Inc., Class A	165,296	10,590,515
Universal Corp.	14,651	785,001
Utz Brands, Inc.	39,000	310,440
Vita Coco Co., Inc. *	26,499	1,748,669
Vital Farms, Inc. *	32,315	441,100
Westrock Coffee Co. *	25,000	147,250
		808,909,739

Health Care Equipment & Services 3.2%
Abbott Laboratories	1,026,492	93,195,209
Acadia Healthcare Co., Inc. *	54,481	1,410,786
Acme United Corp.	1,454	59,265
AdaptHealth Corp., Class A *	66,230	868,275
Addus HomeCare Corp. *	10,997	1,065,499
agilon health, Inc. *	11,697	326,931
Align Technology, Inc. *	39,183	6,896,600
Alignment Healthcare, Inc. *	98,127	2,211,783
Alphatec Holdings, Inc. *	72,252	705,180
AMN Healthcare Services, Inc. *	27,105	554,839
AngioDynamics, Inc. *	31,851	348,450
Anteris Technologies Global Corp. *	53,627	329,806
Ardent Health, Inc. *	12,542	122,410
Artivion, Inc. *	26,473	948,528
Astrana Health, Inc. *	29,420	1,004,399
AtriCure, Inc. *	30,151	847,545
Avanos Medical, Inc. *	34,573	851,187
Aveanna Healthcare Holdings, Inc. *	42,117	275,445
Axogen, Inc. *	29,494	1,274,141
Baxter International, Inc.	303,307	5,332,137
Becton Dickinson & Co.	167,636	24,984,469
Beta Bionics, Inc. *	20,552	209,630
Billiontoone, Inc., Class A *(a)	2,925	219,521
Bioventus, Inc., Class A *	30,832	304,312
Boston Scientific Corp. *	872,989	50,292,896
BrightSpring Health Services, Inc. *	78,211	3,751,782
Brookdale Senior Living, Inc. *	141,999	2,039,106
Butterfly Network, Inc. *	129,773	621,613
Cardinal Health, Inc.	138,415	26,697,485
Castle Biosciences, Inc. *	19,426	475,743
Cencora, Inc.	114,783	35,354,312
Centene Corp. *	278,868	14,972,423
Ceribell, Inc. *	12,963	261,334
Certara, Inc. *	70,000	429,100
Cerus Corp. *	134,641	273,321
Chemed Corp.	8,538	3,628,479
Cigna Group	155,412	45,159,619
Claritev Corp. *	4,000	97,320
ClearPoint Neuro, Inc. *	21,369	238,905
Clover Health Investments Corp., Class A *	262,274	721,254
Community Health Systems, Inc. *	80,191	227,742
Concentra Group Holdings Parent, Inc.	72,220	1,622,783
CONMED Corp.	19,629	719,599
Cooper Cos., Inc. *	116,370	7,319,673
CorVel Corp. *	20,091	1,154,429
Cross Country Healthcare, Inc. *	14,884	150,626
CVRx, Inc. *	5,810	43,633
CVS Health Corp.	749,929	62,461,586
DaVita, Inc. *	19,507	3,026,316
Delcath Systems, Inc. *	12,977	134,701
Dentsply Sirona, Inc.	121,181	1,423,877
Dexcom, Inc. *	228,675	13,617,596
DocGo, Inc. *	45,000	31,757
Doximity, Inc., Class A *	70,149	1,714,442
SECURITY	NUMBER OF SHARES	VALUE ($)
Edwards Lifesciences Corp. *	342,997	28,640,250
Electromed, Inc. *	3,594	92,402
Elevance Health, Inc.	130,133	48,984,664
Embecta Corp.	41,316	378,041
Encompass Health Corp.	59,263	5,926,300
Enhabit, Inc. *	31,015	426,146
Enovis Corp. *	35,941	842,457
Ensign Group, Inc.	33,861	6,321,510
Envista Holdings Corp. *	97,731	2,535,142
Evolent Health, Inc., Class A *	81,000	303,750
FONAR Corp. *	3,312	62,696
Fulgent Genetics, Inc. *	12,671	192,473
GE HealthCare Technologies, Inc.	269,718	16,409,643
GeneDx Holdings Corp. *	13,176	828,639
Glaukos Corp. *	33,956	4,878,459
Globus Medical, Inc., Class A *	65,305	5,889,205
GoodRx Holdings, Inc., Class A *	46,400	109,504
Guardant Health, Inc. *	75,928	6,611,810
Guardian Pharmacy Services, Inc., Class A *	16,928	628,029
Haemonetics Corp. *	27,420	1,647,668
HCA Healthcare, Inc.	92,316	40,106,686
HealthEquity, Inc. *	50,954	4,179,757
HealthStream, Inc.	16,829	349,370
HeartFlow, Inc. *	9,700	288,672
Henry Schein, Inc. *	58,996	4,400,512
Hims & Hers Health, Inc. *	122,889	3,338,894
Hinge Health, Inc., Class A *	9,035	402,961
Humana, Inc.	71,320	16,862,901
ICU Medical, Inc. *	14,662	1,747,710
IDEXX Laboratories, Inc. *	46,941	26,324,513
InfuSystem Holdings, Inc. *	10,655	107,935
Innovage Holding Corp. *	15,000	122,250
Inogen, Inc. *	16,555	117,706
Inspire Medical Systems, Inc. *	15,951	895,489
Insulet Corp. *	41,228	7,096,988
Integer Holdings Corp. *	20,616	1,824,722
Integra LifeSciences Holdings Corp. *	46,364	488,677
Intuitive Surgical, Inc. *	209,202	95,732,927
iRadimed Corp.	5,082	424,042
IRhythm Holdings, Inc. *	19,106	2,467,731
Joint Corp. *	11,143	98,838
Kestra Medical Technologies Ltd. *	12,000	248,640
Kewaunee Scientific Corp. *	1,200	44,412
KORU Medical Systems, Inc. *	12,813	51,124
Labcorp Holdings, Inc.	48,634	12,489,211
Lantheus Holdings, Inc. *	38,895	3,291,295
LeMaitre Vascular, Inc.	12,659	1,389,325
LENSAR, Inc. *	4,846	25,345
LifeMD, Inc. *	20,209	94,578
LifeStance Health Group, Inc. *	116,613	882,760
LivaNova PLC *	32,967	1,981,317
Lumexa Imaging Holdings, Inc. *	17,000	162,690
Masimo Corp. *	26,998	4,817,253
McKesson Corp.	72,307	58,944,666
Medline, Inc., Class A *	196,025	8,717,232
Medtronic PLC	755,864	61,202,308
Merit Medical Systems, Inc. *	35,243	2,402,868
Microbot Medical, Inc. *(a)	50,000	104,500
Molina Healthcare, Inc. *	31,077	6,048,206
National HealthCare Corp.	7,478	1,295,863
Neogen Corp. *	129,703	1,219,208
NeoGenomics, Inc. *	81,368	753,468
NeuroPace, Inc. *	13,356	225,182
Novocure Ltd. *	60,677	922,897
NRC Health	9,615	158,263
Nutex Health, Inc. *(a)	3,771	449,503
Omada Health, Inc. *	6,858	99,990
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
OmniAb, Inc., Class A *(b)	2,395	0
OmniAb, Inc., Class B *(b)	2,395	0
Omnicell, Inc. *	26,652	1,103,926
Oncology Institute, Inc. *	40,000	154,400
OPKO Health, Inc. *	277,893	312,630
OptimizeRx Corp. *	8,000	49,840
Option Care Health, Inc. *	93,527	1,901,404
OraSure Technologies, Inc. *	35,000	106,400
Orchestra BioMed Holdings, Inc. *	40,496	161,579
Orthofix Medical, Inc. *	22,050	259,308
OrthoPediatrics Corp. *	8,300	124,998
Owlet, Inc. *	14,935	73,779
PACS Group, Inc. *	26,727	896,691
Pediatrix Medical Group, Inc. *	51,242	1,153,457
Pennant Group, Inc. *	21,830	683,716
Penumbra, Inc. *	23,495	7,670,648
Phreesia, Inc. *	38,000	349,980
Privia Health Group, Inc. *	68,704	1,707,294
Procept Biorobotics Corp. *	36,032	866,209
Pro-Dex, Inc. *	1,916	96,068
Progyny, Inc. *	38,409	713,639
Pulse Biosciences, Inc. *(a)	9,273	196,309
Quest Diagnostics, Inc.	65,243	12,670,191
QuidelOrtho Corp. *	38,421	472,578
RadNet, Inc. *	41,555	2,349,935
ResMed, Inc.	86,172	18,424,435
RxSight, Inc. *	45,348	320,610
Sanara Medtech, Inc. *	1,654	31,409
SANUWAVE Health, Inc. *	5,591	91,525
Schrodinger, Inc. *	37,000	442,520
Select Medical Holdings Corp.	66,980	1,099,142
Senseonics Holdings, Inc. *(a)	15,765	104,207
SI-BONE, Inc. *	24,218	300,061
Simulations Plus, Inc. *	7,000	99,190
Solventum Corp. *	86,358	5,817,075
Sonida Senior Living, Inc. *	3,855	146,336
STAAR Surgical Co. *	24,159	636,831
Stereotaxis, Inc. *	42,696	79,842
STERIS PLC	58,167	12,615,259
Strata Critical Medical, Inc. *	51,008	256,060
Strive, Inc., Class A *	20,000	307,200
Stryker Corp.	203,050	63,987,147
Surgery Partners, Inc. *	50,225	704,657
Tactile Systems Technology, Inc. *	14,000	322,280
Talkspace, Inc. *	88,164	457,571
Tandem Diabetes Care, Inc. *	41,337	807,105
Teladoc Health, Inc. *	105,641	640,184
Teleflex, Inc.	26,200	3,246,442
Tenet Healthcare Corp. *	51,526	9,126,285
TransMedics Group, Inc. *	20,136	2,029,507
TruBridge, Inc. *	6,539	168,052
U.S. Physical Therapy, Inc.	9,843	701,019
UFP Technologies, Inc. *	4,843	928,064
UnitedHealth Group, Inc.	534,430	197,995,626
Universal Health Services, Inc., Class B	32,368	5,446,563
Utah Medical Products, Inc.	2,665	174,344
Varex Imaging Corp. *	30,155	351,306
Veeva Systems, Inc., Class A *	89,091	13,895,523
Viemed Healthcare, Inc. *	16,000	159,360
Vivani Medical, Inc. *	30,016	40,221
Waystar Holding Corp. *	68,331	1,460,575
Zimmer Biomet Holdings, Inc.	118,113	9,736,055
		1,317,344,539

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 0.8%
BellRing Brands, Inc. *	69,113	1,230,211
Central Garden & Pet Co., Class A *	36,296	1,218,094
Church & Dwight Co., Inc.	138,764	13,468,434
Clorox Co.	71,141	6,860,838
Colgate-Palmolive Co.	477,676	40,774,423
Coty, Inc., Class A *	225,000	553,500
Edgewell Personal Care Co.	28,000	631,400
elf Beauty, Inc. *	35,076	2,243,812
Energizer Holdings, Inc.	42,649	835,068
Estee Lauder Cos., Inc., Class A	146,951	11,272,611
Herbalife Ltd. *	64,292	1,067,247
Honest Co., Inc. *	49,277	172,470
Interparfums, Inc.	10,379	946,772
Kenvue, Inc.	1,126,019	19,739,113
Kimberly-Clark Corp.	195,117	19,205,366
Lifevantage Corp. (a)	7,299	36,860
Medifast, Inc. *(c)	8,935	97,124
Natural Health Trends Corp.	6,750	21,060
Nature's Sunshine Products, Inc. *	8,762	237,976
Niagen Bioscience, Inc. *	24,667	116,675
Nu Skin Enterprises, Inc., Class A	23,590	172,207
Oil-Dri Corp. of America	4,984	363,583
Olaplex Holdings, Inc. *	143,118	290,530
Procter & Gamble Co.	1,372,813	201,927,064
Reynolds Consumer Products, Inc.	34,465	722,731
SkinHealth Systems, Inc. *	59,555	50,723
Spectrum Brands Holdings, Inc.	13,629	1,125,755
United-Guardian, Inc.	3,342	23,494
USANA Health Sciences, Inc. *	7,000	133,350
WD-40 Co.	8,317	1,746,237
		327,284,728

Insurance 1.7%
Abacus Global Management, Inc.	35,786	339,967
Aflac, Inc.	275,441	31,309,378
Allstate Corp.	153,489	33,347,020
American Coastal Insurance Corp., Class C	16,093	191,507
American Financial Group, Inc.	40,637	5,415,693
American International Group, Inc.	318,249	23,805,025
AMERISAFE, Inc.	9,109	276,003
Aon PLC, Class A	126,187	39,326,179
Arch Capital Group Ltd. *	210,642	19,897,243
Arthur J Gallagher & Co.	151,555	31,280,952
Assurant, Inc.	29,567	6,985,795
Assured Guaranty Ltd.	24,640	2,018,016
Axis Capital Holdings Ltd.	45,519	4,570,563
Baldwin Insurance Group, Inc., Class A *	45,710	1,038,531
Bowhead Specialty Holdings, Inc. *	9,325	221,749
Brighthouse Financial, Inc. *	33,531	2,087,640
Brown & Brown, Inc.	175,918	10,581,468
Chubb Ltd.	214,813	70,243,851
Cincinnati Financial Corp.	91,598	14,985,433
Citizens, Inc. *(a)	24,606	132,872
CNA Financial Corp.	11,874	572,683
CNO Financial Group, Inc.	55,506	2,467,242
Crawford & Co., Class A	10,215	109,709
Donegal Group, Inc., Class A	6,507	109,448
Employers Holdings, Inc.	11,659	491,077
Erie Indemnity Co., Class A	15,248	3,338,245
Ethos Technologies, Inc., Class A *(a)	10,000	175,400
Everest Group Ltd.	24,229	8,643,938
F&G Annuities & Life, Inc.	23,659	677,594
Fidelity National Financial, Inc.	150,097	7,850,073
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First American Financial Corp.	60,593	4,249,387
Genworth Financial, Inc., Class A *	232,975	2,047,850
Globe Life, Inc.	46,733	7,210,902
Goosehead Insurance, Inc., Class A *	15,365	688,198
Greenlight Capital Re Ltd., Class A *	15,834	290,079
Hagerty, Inc., Class A *	15,234	154,777
Hanover Insurance Group, Inc.	20,406	3,830,002
Hartford Insurance Group, Inc.	164,875	22,556,549
HCI Group, Inc.	6,556	1,006,805
Heritage Insurance Holdings, Inc. *	14,125	414,145
Hippo Holdings, Inc. *	9,999	263,274
Horace Mann Educators Corp.	24,977	1,134,955
Investors Title Co.	697	165,036
James River Group Holdings, Inc.	17,990	111,538
Kemper Corp.	36,244	1,221,060
Kingstone Cos., Inc.	5,000	83,350
Kingsway Financial Services, Inc. *	5,983	64,377
Kinsale Capital Group, Inc.	13,051	4,223,434
Lemonade, Inc. *	37,753	2,138,330
Lincoln National Corp.	98,681	3,731,129
Loews Corp.	99,485	11,203,006
Markel Group, Inc. *	7,417	13,146,410
Marsh & McLennan Cos., Inc.	285,422	47,868,124
MBIA, Inc. *	22,069	128,883
Mercury General Corp.	15,958	1,552,873
MetLife, Inc.	323,594	25,919,879
Neptune Insurance Holdings, Inc., Class A *	12,429	312,341
NI Holdings, Inc. *	8,782	113,112
Old Republic International Corp.	136,420	5,449,979
Oscar Health, Inc., Class A *	127,098	2,346,229
Palomar Holdings, Inc. *	15,722	1,892,614
Primerica, Inc.	18,988	5,340,755
Principal Financial Group, Inc.	117,383	11,845,119
ProAssurance Corp. *	33,276	821,917
Progressive Corp.	345,843	69,611,279
Prudential Financial, Inc.	204,183	20,032,394
Reinsurance Group of America, Inc.	38,588	8,159,818
RenaissanceRe Holdings Ltd.	25,098	7,704,333
RLI Corp.	53,420	2,765,553
Root, Inc., Class A *	11,029	600,860
Ryan Specialty Holdings, Inc., Class A	67,037	2,330,877
Safety Insurance Group, Inc.	8,334	626,383
Selective Insurance Group, Inc.	36,119	3,032,190
SiriusPoint Ltd. *	63,333	1,482,626
Skyward Specialty Insurance Group, Inc. *	23,292	1,058,621
Slide Insurance Holdings, Inc. *	13,264	247,374
Stewart Information Services Corp.	17,487	1,223,915
Tiptree, Inc.	9,652	166,400
Travelers Cos., Inc.	127,983	39,052,733
Trupanion, Inc. *	21,359	512,402
TWFG, Inc. *	5,800	107,764
United Fire Group, Inc.	14,169	571,294
Universal Insurance Holdings, Inc.	10,897	431,848
Unum Group	90,438	7,269,406
W.R. Berkley Corp.	176,108	11,769,298
White Mountains Insurance Group Ltd.	1,455	3,247,545
Willis Towers Watson PLC	56,508	14,477,350
		702,498,975

Materials 2.2%
AdvanSix, Inc.	15,740	388,148
Air Products & Chemicals, Inc.	131,305	39,398,065
Albemarle Corp.	69,007	13,573,677
Alcoa Corp.	154,834	9,876,861
SECURITY	NUMBER OF SHARES	VALUE ($)
Alpha Metallurgical Resources, Inc. *	6,468	1,205,959
Alto Ingredients, Inc. *	71,979	397,324
Amcor PLC	275,037	10,462,408
American Battery Technology Co. *	83,995	283,903
Amrize Ltd. *	304,728	16,388,272
AptarGroup, Inc.	37,771	4,671,517
Ascent Industries Co. *	4,646	67,692
Ashland, Inc.	27,403	1,459,484
ASP Isotopes, Inc. *(a)	90,427	475,646
Aspen Aerogels, Inc. *	34,000	126,140
Avery Dennison Corp.	45,479	7,455,372
Avient Corp.	54,495	2,020,675
Axalta Coating Systems Ltd. *	124,225	3,532,959
Balchem Corp.	19,003	3,071,265
Ball Corp.	157,078	9,594,324
Cabot Corp.	31,152	2,397,458
Celanese Corp., Class A	64,012	4,337,453
Century Aluminum Co. *	32,142	1,910,521
CF Industries Holdings, Inc.	91,458	11,359,084
Chemours Co.	89,517	2,412,483
Clearwater Paper Corp. *	7,639	104,731
Cleveland-Cliffs, Inc. *	335,796	3,425,119
Coeur Mining, Inc. *	607,274	10,912,714
Commercial Metals Co.	66,020	4,552,739
Compass Minerals International, Inc. *	26,403	705,224
Contango Silver & Gold, Inc. *	15,915	365,249
Core Molding Technologies, Inc. *	2,885	77,751
Corteva, Inc.	394,933	31,993,522
CRH PLC	396,537	46,957,912
Crown Holdings, Inc.	66,622	6,549,609
Dakota Gold Corp. *	58,026	312,180
Dow, Inc.	425,925	17,245,703
DuPont de Nemours, Inc.	240,001	10,958,446
Eagle Materials, Inc.	18,549	3,897,330
Eastman Chemical Co.	66,788	4,881,535
Ecolab, Inc.	149,600	38,985,760
Ecovyst, Inc. *	62,976	893,000
Element Solutions, Inc.	135,068	5,752,546
Flotek Industries, Inc. *	5,068	85,649
FMC Corp.	76,007	1,168,988
Freeport-McMoRan, Inc.	844,890	48,817,744
Friedman Industries, Inc.	2,834	58,352
Gold Resource Corp. *	100,000	146,000
Graphic Packaging Holding Co.	170,046	1,620,538
Greif, Inc., Class A	18,629	1,215,356
Hawkins, Inc.	12,259	2,052,770
HB Fuller Co.	31,363	1,898,089
Hecla Mining Co.	392,693	7,076,328
Huntsman Corp.	97,857	1,406,205
Hycroft Mining Holding Corp., Class A *	40,288	1,468,900
Idaho Strategic Resources, Inc. *	8,743	368,517
Ingevity Corp. *	21,503	1,638,314
Innospec, Inc.	14,629	1,115,608
International Flavors & Fragrances, Inc.	150,227	10,545,935
International Paper Co.	309,688	9,420,709
Intrepid Potash, Inc. *	6,065	239,992
Ivanhoe Electric, Inc. *	65,658	842,392
Kaiser Aluminum Corp.	9,562	1,629,652
Knife River Corp. *	33,361	3,087,561
Koppers Holdings, Inc.	10,777	440,025
Linde PLC	275,765	138,196,872
Louisiana-Pacific Corp.	37,334	2,695,141
LSB Industries, Inc. *	38,728	577,047
LyondellBasell Industries NV, Class A	153,653	11,462,514
Magnera Corp. *	35,591	355,198
Martin Marietta Materials, Inc.	35,405	21,918,173
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Materion Corp.	12,452	2,288,802
Mativ Holdings, Inc.	29,717	275,774
McEwen, Inc. *	27,009	585,555
Metallus, Inc. *	16,743	322,135
Minerals Technologies, Inc.	18,224	1,311,035
Mosaic Co.	184,465	4,292,501
MP Materials Corp. *	79,277	5,235,453
Myers Industries, Inc.	24,586	506,717
NewMarket Corp.	4,533	3,062,585
Newmont Corp.	643,329	71,467,419
Northern Technologies International Corp.	2,657	21,256
Novusterra, Inc. *(b)	3,229	0
Nucor Corp.	135,348	30,492,551
O-I Glass, Inc. *	82,974	755,893
Olin Corp.	67,135	1,912,005
Orion SA	49,942	375,564
Packaging Corp. of America	52,989	11,310,502
Perimeter Solutions, Inc. *	83,152	2,519,506
PPG Industries, Inc.	131,508	14,268,618
PureCycle Technologies, Inc. *(a)	110,900	829,532
Quaker Chemical Corp.	8,126	1,104,242
Ramaco Resources, Inc., Class A *	33,629	499,391
Rayonier Advanced Materials, Inc. *	42,420	402,566
Reliance, Inc.	30,795	11,163,188
Royal Gold, Inc.	47,844	11,165,833
RPM International, Inc.	74,693	7,610,470
Ryerson Holding Corp.	28,151	780,064
Scotts Miracle-Gro Co.	27,030	1,694,781
Sensient Technologies Corp.	25,051	2,846,796
Sherwin-Williams Co.	135,722	43,649,552
Silgan Holdings, Inc.	51,624	2,093,353
Smith-Midland Corp. *	1,800	60,804
Smurfit Westrock PLC	306,311	11,759,279
Solitario Resources Corp. *	44,899	36,413
Solstice Advanced Materials, Inc.	93,953	7,699,448
Sonoco Products Co.	57,322	2,863,807
Steel Dynamics, Inc.	80,664	18,444,630
Stepan Co.	14,805	740,694
SunCoke Energy, Inc.	44,951	306,566
Sylvamo Corp.	19,622	838,448
Tredegar Corp. *	27,832	267,187
TriMas Corp.	17,344	642,075
Tronox Holdings PLC	81,638	815,564
U.S. Antimony Corp. *(a)	76,418	917,780
U.S. Gold Corp. *	7,270	119,373
U.S. Lime & Minerals, Inc.	6,538	703,946
USA Rare Earth, Inc. *	109,528	2,844,442
Valhi, Inc.	1,628	24,501
Vulcan Materials Co.	78,164	23,585,205
Warrior Met Coal, Inc.	31,219	2,805,027
Westlake Corp.	20,157	2,323,699
Worthington Steel, Inc.	20,976	806,108
		920,434,964

Media & Entertainment 9.2%
Alphabet, Inc., Class A	3,437,099	1,322,595,695
Alphabet, Inc., Class C	2,760,970	1,054,524,882
AMC Entertainment Holdings, Inc., Class A *	305,000	463,600
AMC Global Media, Inc., Class A *	33,212	281,970
Angel Studios, Inc. *	48,974	125,863
Angi, Inc. *	22,390	164,343
Arena Group Holdings, Inc. *	13,000	32,760
Atlanta Braves Holdings, Inc., Class C *	34,307	1,695,109
Boston Omaha Corp., Class A *	8,359	100,475
SECURITY	NUMBER OF SHARES	VALUE ($)
Bumble, Inc., Class A *	48,246	200,221
Cable One, Inc. *	2,299	210,336
Cargurus, Inc. *	49,039	1,787,962
Cars.com, Inc. *	46,507	511,112
Charter Communications, Inc., Class A *	51,441	8,496,510
Cinemark Holdings, Inc.	61,427	1,813,325
Clear Channel Outdoor Holdings, Inc. *	189,084	453,802
CuriosityStream, Inc.	23,041	72,579
DHI Group, Inc. *	17,605	42,076
DoubleVerify Holdings, Inc. *	86,669	955,092
EchoStar Corp., Class A *	78,953	9,722,272
Electronic Arts, Inc.	132,220	26,757,361
Emerald Holding, Inc.	6,732	31,438
Entravision Communications Corp., Class A	34,841	131,351
EverQuote, Inc., Class A *	25,217	363,629
EW Scripps Co., Class A *	70,247	336,483
Fox Corp., Class A	193,172	12,264,490
fuboTV, Inc., Class A *(a)	28,556	351,810
Gaia, Inc. *	10,263	32,123
Gray Media, Inc.	43,415	244,861
Grindr, Inc. *	22,844	305,424
IAC, Inc. *	39,188	1,746,217
Ibotta, Inc., Class A *	7,000	246,400
iHeartMedia, Inc., Class A *	65,000	388,050
IZEA Worldwide, Inc. *	6,054	24,821
John Wiley & Sons, Inc., Class A	26,867	1,099,666
Liberty Broadband Corp., Class C *	79,797	3,071,387
Liberty Media Corp.-Liberty Formula One, Class C *	145,323	12,490,512
Lionsgate Studios Corp. *	139,120	1,730,653
Live Nation Entertainment, Inc. *	93,077	14,700,581
LiveOne, Inc. *	3,979	21,288
Madison Square Garden Entertainment Corp., Class A *	25,288	1,692,273
Madison Square Garden Sports Corp. *	10,822	3,706,102
Magnite, Inc. *	87,392	1,119,929
Marchex, Inc., Class B *	24,313	42,305
Marcus Corp.	10,398	183,213
Match Group, Inc.	139,770	5,230,193
MediaAlpha, Inc., Class A *	18,518	157,588
Meta Platforms, Inc., Class A	1,291,123	790,051,075
MNTN, Inc., Class A *	2,088	19,690
National CineMedia, Inc.	44,303	150,187
Netflix, Inc. *	2,491,014	233,183,821
New York Times Co., Class A	95,643	7,558,666
News Corp., Class A	305,174	8,032,180
Nexstar Media Group, Inc., Class A	16,829	3,502,788
Nextdoor Holdings, Inc. *	113,778	182,045
NIQ Global Intelligence PLC *	40,371	441,255
Omnicom Group, Inc.	184,875	14,183,610
Optimum Communications, Inc., Class A *	117,818	186,152
Paramount Skydance Corp., Class B (a)	182,190	1,865,626
Pinterest, Inc., Class A *	350,169	6,884,323
Playtika Holding Corp.	69,711	254,794
PubMatic, Inc., Class A *	38,592	377,430
QuinStreet, Inc. *	28,747	366,812
Reddit, Inc., Class A *	75,770	11,155,617
Reservoir Media, Inc. *	14,527	146,142
ROBLOX Corp., Class A *	392,259	21,676,232
Roku, Inc. *	77,841	9,073,147
Rumble, Inc. *(a)	54,011	406,703
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Saga Communications, Inc., Class A	1,989	22,436
Scholastic Corp. (a)	12,861	519,070
Shutterstock, Inc.	11,000	177,870
Sinclair, Inc.	32,603	506,977
Sirius XM Holdings, Inc.	112,235	3,023,611
Snap, Inc., Class A *	667,619	4,052,447
Sphere Entertainment Co. *	15,809	2,251,992
Stagwell, Inc., Class A *	83,544	523,821
Starz Entertainment Corp. *	5,995	109,948
Stubhub Holdings, Inc., Class A *	19,003	138,532
Take-Two Interactive Software, Inc. *	102,306	21,868,931
TechTarget, Inc. *	17,506	100,484
TKO Group Holdings, Inc.	38,990	7,255,649
Townsquare Media, Inc., Class A	6,366	41,124
Trade Desk, Inc., Class A *	258,920	6,107,923
Travelzoo *	4,020	39,356
TripAdvisor, Inc. *	75,516	840,493
Trump Media & Technology Group Corp. *	101,615	929,777
USA TODAY Co., Inc. *	69,602	503,222
Versant Media Group, Inc.	85,485	3,435,642
Walt Disney Co.	1,042,708	108,180,955
Warner Bros Discovery, Inc. *	1,462,949	39,572,770
Warner Music Group Corp., Class A	88,432	2,499,973
Webtoon Entertainment, Inc. *(a)	10,247	125,423
Yelp, Inc., Class A *	36,709	1,013,168
Zedge, Inc., Class B	11,319	37,692
Ziff Davis, Inc. *	25,127	1,149,812
ZipRecruiter, Inc., Class A *	35,000	102,200
ZoomInfo Technologies, Inc., Class A *	135,000	843,750
		3,808,393,475

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
10X Genomics, Inc., Class A *	70,435	1,553,092
4D Molecular Therapeutics, Inc. *	24,050	213,324
AbbVie, Inc.	1,043,452	220,502,277
Abeona Therapeutics, Inc. *(a)	23,850	130,221
Absci Corp. *	69,263	344,583
ACADIA Pharmaceuticals, Inc. *	74,509	1,672,727
Achieve Life Sciences, Inc. *	43,000	188,770
Aclaris Therapeutics, Inc. *	58,079	252,063
Adaptive Biotechnologies Corp. *	72,414	1,021,037
ADMA Biologics, Inc. *	140,859	1,443,805
Agenus, Inc. *	15,000	58,650
Agilent Technologies, Inc.	166,471	19,235,724
Agios Pharmaceuticals, Inc. *	36,506	1,022,168
Akebia Therapeutics, Inc. *	169,804	234,330
Aktis Oncology, Inc. *	13,000	243,750
Aldeyra Therapeutics, Inc. *	19,049	28,955
Alector, Inc. *	50,000	118,500
Alkermes PLC *	97,509	3,287,028
Allogene Therapeutics, Inc. *	148,999	317,368
Alnylam Pharmaceuticals, Inc. *	77,997	24,139,292
Altimmune, Inc. *	65,000	169,000
Alto Neuroscience, Inc. *	16,417	421,260
Alumis, Inc. *	47,589	1,174,972
Amgen, Inc.	317,644	109,984,235
Amneal Pharmaceuticals, Inc. *	105,437	1,356,974
Amphastar Pharmaceuticals, Inc. *	19,039	418,096
Amylyx Pharmaceuticals, Inc. *	50,499	807,984
AnaptysBio, Inc. *	11,800	775,614
Anavex Life Sciences Corp. *	46,710	156,011
ANI Pharmaceuticals, Inc. *	11,122	883,643
Anika Therapeutics, Inc. *	10,000	124,500
Anixa Biosciences, Inc. *	12,785	38,355
Annexon, Inc. *	84,264	494,630
Apellis Pharmaceuticals, Inc. *	61,691	2,526,246
SECURITY	NUMBER OF SHARES	VALUE ($)
Apogee Therapeutics, Inc. *	31,510	2,611,864
Aquestive Therapeutics, Inc. *	43,867	179,855
Arbutus Biopharma Corp. *	100,328	421,378
Arcturus Therapeutics Holdings, Inc. *	13,000	112,060
Arcus Biosciences, Inc. *	53,725	1,369,988
Arcutis Biotherapeutics, Inc. *	67,528	1,568,000
Ardelyx, Inc. *	147,490	933,612
ArriVent Biopharma, Inc. *	20,269	630,163
Arrowhead Pharmaceuticals, Inc. *	82,774	6,082,234
ARS Pharmaceuticals, Inc. *(a)	41,900	346,094
Arvinas, Inc. *	44,832	443,837
Assembly Biosciences, Inc. *	6,704	180,673
AtaiBeckley, Inc. *	120,000	499,200
Atara Biotherapeutics, Inc. *	1,643	7,837
Atea Pharmaceuticals, Inc. *	45,000	247,950
Atrium Therapeutics, Inc. *	7,037	89,863
Avalo Therapeutics, Inc. *	10,000	134,000
Avantor, Inc. *	399,879	3,239,020
Avita Medical, Inc. *(a)	15,000	64,800
Axsome Therapeutics, Inc. *	25,280	5,251,920
Azenta, Inc. *	23,306	572,628
Beam Therapeutics, Inc. *	59,702	1,810,762
Benitec Biopharma, Inc. *	19,000	228,950
Bicara Therapeutics, Inc. *	17,159	370,291
BioAge Labs, Inc. *	19,714	332,181
BioCryst Pharmaceuticals, Inc. *	147,413	1,350,303
Biogen, Inc. *	86,146	16,305,715
Biohaven Ltd. *	65,463	627,790
BioLife Solutions, Inc. *	28,840	607,947
BioMarin Pharmaceutical, Inc. *	113,388	6,112,747
Bio-Rad Laboratories, Inc., Class A *	10,739	3,008,209
Bio-Techne Corp.	91,906	5,084,240
Black Diamond Therapeutics, Inc. *	14,484	38,383
BridgeBio Oncology Therapeutics, Inc. *(a)	32,000	269,120
Bridgebio Pharma, Inc. *	100,474	7,144,706
Bristol-Myers Squibb Co.	1,200,758	72,753,927
Bruker Corp.	65,424	2,401,715
C4 Therapeutics, Inc. *	40,958	115,911
Cabaletta Bio, Inc. *	50,606	151,312
CAMP4 Therapeutics Corp. *(a)	20,000	83,400
Candel Therapeutics, Inc. *(a)	15,000	92,700
Capricor Therapeutics, Inc. *	30,264	1,016,265
Cardiff Oncology, Inc. *(a)	29,101	50,345
CareDx, Inc. *	32,640	679,238
Caribou Biosciences, Inc. *	46,922	88,213
Catalyst Pharmaceuticals, Inc. *	68,870	1,937,313
Celcuity, Inc. *	21,375	2,593,856
Celldex Therapeutics, Inc. *	47,460	1,560,485
Century Therapeutics, Inc. *(a)	79,415	181,860
CG oncology, Inc. *	41,072	2,741,145
Champions Oncology, Inc. *	6,854	40,918
Charles River Laboratories International, Inc. *	28,920	4,828,772
Climb Bio, Inc. *	22,000	195,360
Codexis, Inc. *	45,863	129,334
Cogent Biosciences, Inc. *	90,956	3,255,315
Cognition Therapeutics, Inc. *	84,940	107,024
Coherus Oncology, Inc. *	109,420	194,221
Collegium Pharmaceutical, Inc. *	20,258	683,302
Compass Therapeutics, Inc. *	87,353	154,615
Contineum Therapeutics, Inc., Class A *	15,969	204,723
Corcept Therapeutics, Inc. *	55,267	2,571,021
CorMedix, Inc. *(a)	48,604	368,904
Corvus Pharmaceuticals, Inc. *	46,695	709,297
Coya Therapeutics, Inc. *	10,000	42,300
Crinetics Pharmaceuticals, Inc. *	62,529	2,424,875
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CRISPR Therapeutics AG *	57,024	2,984,636
CryoPort, Inc. *	30,567	313,617
Cullinan Therapeutics, Inc. *	34,598	451,504
Cytek Biosciences, Inc. *	55,000	250,800
Cytokinetics, Inc. *	72,995	4,669,490
CytomX Therapeutics, Inc. *	128,796	543,519
Damora Therapeutics, Inc. *	12,500	320,750
Danaher Corp.	370,721	66,340,523
Definium Therapeutics, Inc. *	62,186	1,360,630
Denali Therapeutics, Inc. *	90,464	1,693,486
Design Therapeutics, Inc. *	15,000	204,000
DiaMedica Therapeutics, Inc. *	13,251	80,169
Dianthus Therapeutics, Inc. *	21,650	1,900,870
Disc Medicine, Inc. *	19,425	1,281,079
Dyne Therapeutics, Inc. *	87,330	1,532,642
Edgewise Therapeutics, Inc. *	46,416	1,437,039
Editas Medicine, Inc. *	64,120	192,360
Eikon Therapeutics, Inc. *	14,000	134,610
Elanco Animal Health, Inc. *	292,779	6,549,466
Eledon Pharmaceuticals, Inc. *	59,987	218,353
Eli Lilly & Co.	467,816	437,220,834
Emergent BioSolutions, Inc. *	27,070	222,786
Enanta Pharmaceuticals, Inc. *	16,254	225,768
Enliven Therapeutics, Inc. *	28,328	1,167,963
Entrada Therapeutics, Inc. *	18,905	255,218
Erasca, Inc. *	141,926	1,511,512
Esperion Therapeutics, Inc. *	138,642	277,284
Eton Pharmaceuticals, Inc. *	13,239	319,325
Evolus, Inc. *	31,279	168,594
Evommune, Inc. *(a)	12,000	285,600
Exelixis, Inc. *	152,510	6,780,595
EyePoint, Inc. *	47,024	620,717
Filana Therapeutics, Inc. *	25,000	36,250
First Tracks Biotherapeutics, Inc. *	11,800	274,586
Foghorn Therapeutics, Inc. *	30,000	142,500
Forte Biosciences, Inc. *	9,864	262,974
Fortrea Holdings, Inc. *	59,284	681,766
Fulcrum Therapeutics, Inc. *	32,522	231,882
Galectin Therapeutics, Inc. *	29,970	68,032
Genelux Corp. *	25,000	66,750
Geron Corp. *	365,841	563,395
Gilead Sciences, Inc.	731,494	95,708,675
Ginkgo Bioworks Holdings, Inc. *	26,379	223,166
Gossamer Bio, Inc. *	98,778	36,331
GRAIL, Inc. *	18,545	1,010,332
Greenwich Lifesciences, Inc. *(a)	2,671	63,089
Gyre Therapeutics, Inc. *	20,984	161,157
Halozyme Therapeutics, Inc. *	68,919	4,387,384
Harmony Biosciences Holdings, Inc. *	25,413	794,410
Harrow, Inc. *	20,302	822,840
Heron Therapeutics, Inc. *	69,211	83,053
Humacyte, Inc. *(a)	110,000	92,598
Hyperliquid Strategies, Inc. *	78,272	471,197
Ideaya Biosciences, Inc. *	54,603	1,588,947
Illumina, Inc. *	89,656	11,363,001
Immix Biopharma, Inc. *	27,392	244,611
Immuneering Corp., Class A *	37,344	195,683
Immunic, Inc. *	8,500	81,770
ImmunityBio, Inc. *(a)	185,046	1,313,827
Immunome, Inc. *	62,658	1,437,375
Immunovant, Inc. *	47,925	1,300,924
Incyte Corp. *	99,147	9,445,735
Indivior Pharmaceuticals, Inc. *	74,115	2,725,950
Inhibrx Biosciences, Inc. *	6,000	775,260
Innoviva, Inc. *	39,953	918,520
Insmed, Inc. *	126,213	17,206,618
Instil Bio, Inc. *	2,981	23,788
Intellia Therapeutics, Inc. *	68,858	928,206
SECURITY	NUMBER OF SHARES	VALUE ($)
Invivyd, Inc. *	117,920	165,088
Ionis Pharmaceuticals, Inc. *	95,438	7,134,945
Iovance Biotherapeutics, Inc. *	204,059	685,638
IQVIA Holdings, Inc. *	99,750	15,797,408
Ironwood Pharmaceuticals, Inc., Class A *	95,218	392,774
Jade Biosciences, Inc. *	21,607	527,211
Janux Therapeutics, Inc. *	17,494	251,389
Jazz Pharmaceuticals PLC *	35,696	7,247,002
Johnson & Johnson	1,422,954	327,065,977
KalVista Pharmaceuticals, Inc. *	27,163	724,166
Karyopharm Therapeutics, Inc. *	13,400	111,354
Keros Therapeutics, Inc. *	9,571	106,430
Kodiak Sciences, Inc. *	26,322	1,144,481
Krystal Biotech, Inc. *	15,267	4,003,923
Kura Oncology, Inc. *	46,794	413,191
Kymera Therapeutics, Inc. *	36,118	2,928,086
Kyverna Therapeutics, Inc. *	25,000	220,000
Larimar Therapeutics, Inc. *	44,839	182,046
LB Pharmaceuticals, Inc. *	14,457	458,432
Lexeo Therapeutics, Inc. *	36,676	208,870
Lexicon Pharmaceuticals, Inc. *	150,000	241,500
Lifecore Biomedical, Inc. *	18,427	93,425
Ligand Pharmaceuticals, Inc. *	11,899	2,730,226
Lineage Cell Therapeutics, Inc. *(a)	129,818	196,025
Lipocine, Inc. *	2,942	6,855
Liquidia Corp. *	40,878	1,602,826
Lyell Immunopharma, Inc. *	8,143	160,661
MacroGenics, Inc. *	40,000	123,200
Madrigal Pharmaceuticals, Inc. *	11,001	5,691,807
MannKind Corp. *	188,864	534,485
MapLight Therapeutics, Inc. *	11,837	377,245
Maravai LifeSciences Holdings, Inc., Class A *	69,631	256,242
MaxCyte, Inc. *	114,828	101,049
Maze Therapeutics, Inc. *	14,298	380,041
MBX Biosciences, Inc. *	15,891	480,226
MediciNova, Inc. *	71,506	99,393
Medpace Holdings, Inc. *	13,249	5,546,826
Merck & Co., Inc.	1,465,933	160,050,565
Merrimack Pharmaceuticals, Inc. *(b)	5,681	0
Mesa Laboratories, Inc.	4,652	465,200
Mettler-Toledo International, Inc. *	12,005	15,325,703
MiMedx Group, Inc. *	65,801	221,091
Mineralys Therapeutics, Inc. *	36,070	961,266
Minerva Neurosciences, Inc. *	31,000	200,570
Mirum Pharmaceuticals, Inc. *	27,827	2,707,845
Moderna, Inc. *	204,459	9,392,846
Monopar Therapeutics, Inc. *	3,000	156,450
Monte Rosa Therapeutics, Inc. *	39,103	748,822
Myriad Genetics, Inc. *	60,000	285,000
Natera, Inc. *	82,138	16,933,570
Nektar Therapeutics *	18,563	1,578,598
Neumora Therapeutics, Inc. *	42,000	103,740
Neurocrine Biosciences, Inc. *	59,693	7,859,777
Neurogene, Inc. *	5,239	136,686
Nkarta, Inc. *	22,478	62,264
Novavax, Inc. *	98,347	779,400
Nurix Therapeutics, Inc. *	58,686	980,056
Nuvalent, Inc., Class A *	31,980	3,206,954
Nuvation Bio, Inc. *	149,199	663,936
Nuvectis Pharma, Inc. *	15,600	133,536
Ocugen, Inc. *	210,254	363,739
Ocular Therapeutix, Inc. *	104,198	976,335
Olema Pharmaceuticals, Inc. *	33,039	476,092
Omeros Corp., Class B *	41,846	610,952
OmniAb, Inc. *	48,133	66,905
Opus Genetics, Inc. *	35,000	178,850
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Organogenesis Holdings, Inc., Class A *	29,326	68,916
Organon & Co.	155,644	2,062,283
ORIC Pharmaceuticals, Inc. *	41,888	413,853
Oruka Therapeutics, Inc. *	28,796	1,969,934
Ovid therapeutics, Inc. *	72,000	199,440
Pacific Biosciences of California, Inc. *	289,484	460,280
Pacira BioSciences, Inc. *	23,777	606,076
Palisade Bio, Inc. *	76,000	152,000
Palvella Therapeutics, Inc. *	5,926	760,424
PepGen, Inc. *	27,000	44,280
Perrigo Co. PLC	81,912	969,838
Personalis, Inc. *	32,941	181,834
Perspective Therapeutics, Inc. *	53,471	208,537
Pfizer, Inc.	3,355,040	89,579,568
Phathom Pharmaceuticals, Inc. *	32,962	369,174
Phibro Animal Health Corp., Class A	13,448	715,165
Praxis Precision Medicines, Inc. *	15,105	4,815,927
Precigen, Inc. *	107,713	448,086
Precision BioSciences, Inc. *	20,000	143,000
Prestige Consumer Healthcare, Inc. *	28,315	1,594,701
Prime Medicine, Inc. *	77,214	273,724
ProKidney Corp. *(a)	49,000	93,100
Protagonist Therapeutics, Inc. *	34,979	3,461,872
Protara Therapeutics, Inc. *	35,000	186,550
Prothena Corp. PLC *	27,500	304,150
PTC Therapeutics, Inc. *	47,228	3,072,654
Puma Biotechnology, Inc. *	19,453	146,092
Quanterix Corp. *	18,993	59,448
Quantum-Si, Inc. *	76,645	75,158
Rapport Therapeutics, Inc. *	16,710	553,602
Recursion Pharmaceuticals, Inc., Class A *(a)	300,000	1,038,000
Regeneron Pharmaceuticals, Inc.	59,432	42,021,990
REGENXBIO, Inc. *	32,786	294,090
Relay Therapeutics, Inc. *	80,432	1,042,399
Relmada Therapeutics, Inc. *	53,081	399,169
Repligen Corp. *	31,228	3,694,585
Replimune Group, Inc. *	49,000	125,930
Revolution Medicines, Inc. *	115,532	16,650,472
Revvity, Inc.	66,714	5,778,767
Rezolute, Inc. *	60,257	192,822
Rhythm Pharmaceuticals, Inc. *	36,169	2,942,710
Rigel Pharmaceuticals, Inc. *	11,579	334,633
Rocket Pharmaceuticals, Inc. *	50,000	174,000
Roivant Sciences Ltd. *	266,582	7,605,584
Royalty Pharma PLC, Class A	221,820	11,110,964
Sagimet Biosciences, Inc., Class A *	33,033	265,255
Sana Biotechnology, Inc. *	89,715	295,162
Sangamo Therapeutics, Inc. *	300,000	35,760
Sarepta Therapeutics, Inc. *	65,417	1,365,907
Savara, Inc. *	79,785	418,073
Scholar Rock Holding Corp. *	50,415	2,349,843
SELLAS Life Sciences Group, Inc. *(a)	102,901	509,360
Septerna, Inc. *	13,690	325,274
Sera Prognostics, Inc., Class A *	12,000	23,280
Shattuck Labs, Inc. *	40,881	292,299
SIGA Technologies, Inc.	17,097	78,646
Sionna Therapeutics, Inc. *	8,762	339,089
Soleno Therapeutics, Inc. *	29,671	1,567,222
Solid Biosciences, Inc. *	29,847	216,689
Sotera Health Co. *	136,370	2,121,917
Spero Therapeutics, Inc. *	28,565	71,698
SpyGlass Pharma, Inc. *	7,200	165,168
Spyre Therapeutics, Inc. *	44,003	3,276,023
Standard BioTools, Inc. *	150,000	139,305
Stoke Therapeutics, Inc. *	31,244	1,022,304
Summit Therapeutics, Inc. *	90,467	1,941,422
SECURITY	NUMBER OF SHARES	VALUE ($)
Supernus Pharmaceuticals, Inc. *	34,337	1,648,176
Sutro Biopharma, Inc. *	10,500	384,510
Syndax Pharmaceuticals, Inc. *	54,559	1,169,199
Tango Therapeutics, Inc. *	60,932	1,317,350
Tarsus Pharmaceuticals, Inc. *	23,467	1,492,736
Taysha Gene Therapies, Inc. *	122,352	781,829
Tectonic Therapeutic, Inc. *(a)	4,711	131,767
Tempus AI, Inc., Class A *	60,382	3,349,993
Tenaya Therapeutics, Inc. *	50,000	34,555
Terns Pharmaceuticals, Inc. *	51,660	2,734,364
TG Therapeutics, Inc. *	80,963	2,734,930
Theravance Biopharma, Inc. *	21,449	359,056
Thermo Fisher Scientific, Inc.	221,752	106,210,338
Third Harmonic Bio, Inc. *(b)	11,232	0
Tonix Pharmaceuticals Holding Corp. *	16,263	210,281
Travere Therapeutics, Inc. *	53,769	2,264,750
Trevi Therapeutics, Inc. *	68,588	943,771
TriSalus Life Sciences, Inc. *	25,000	108,000
Twist Bioscience Corp. *	36,315	2,122,612
Tyra Biosciences, Inc. *	15,817	549,641
Ultragenyx Pharmaceutical, Inc. *	59,452	1,467,870
uniQure NV *	40,698	811,925
United Therapeutics Corp. *	25,281	14,444,299
Vanda Pharmaceuticals, Inc. *	32,000	227,200
Vaxcyte, Inc. *	76,445	4,375,712
Vera Therapeutics, Inc., Class A *	38,815	1,382,202
Veracyte, Inc. *	47,279	1,556,425
VeraDermics, Inc. *	10,000	990,000
Verastem, Inc. *	49,159	268,408
Vericel Corp. *	31,392	1,090,244
Vertex Pharmaceuticals, Inc. *	150,010	64,111,274
Veru, Inc. *	6,500	14,625
Viatris, Inc.	677,458	10,121,223
Vigil Neuroscience, Inc. *(b)	20,643	1,032
Viking Therapeutics, Inc. *	68,274	2,128,783
Vir Biotechnology, Inc. *	74,185	757,800
Viridian Therapeutics, Inc. *	52,716	710,612
Vor BioPharma, Inc. *	22,204	318,183
Voyager Therapeutics, Inc. *	23,000	85,790
Waters Corp. *	58,156	17,983,580
WaVe Life Sciences Ltd. *	88,970	628,128
West Pharmaceutical Services, Inc.	42,176	12,551,156
X4 Pharmaceuticals, Inc. *	66,731	271,595
Xencor, Inc. *	49,055	585,226
Xeris Biopharma Holdings, Inc. *	112,064	686,392
XOMA Royalty Corp. *	5,843	239,212
Zenas Biopharma, Inc. *	18,951	366,133
Zentalis Pharmaceuticals, Inc. *	50,000	200,500
Zevra Therapeutics, Inc. *	40,851	415,455
Zoetis, Inc.	248,229	28,538,888
Zura Bio Ltd. *	31,089	157,932
		2,397,491,821

Real Estate Management & Development 0.1%
AMREP Corp. *	2,361	65,045
CBRE Group, Inc., Class A *	171,856	24,529,007
Compass, Inc., Class A *	370,068	2,801,415
CoStar Group, Inc. *	249,090	8,621,005
Cushman & Wakefield Ltd. *	135,714	1,905,424
Douglas Elliman, Inc. *	40,000	80,400
eXp World Holdings, Inc.	75,747	471,146
Forestar Group, Inc. *	9,724	274,800
FRP Holdings, Inc. *	5,956	125,136
Howard Hughes Holdings, Inc. *	18,689	1,163,764
Jones Lang LaSalle, Inc. *	28,130	8,948,997
Kennedy-Wilson Holdings, Inc.	76,696	835,986
Marcus & Millichap, Inc.	18,359	510,197
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Maui Land & Pineapple Co., Inc. *	3,498	54,289
Newmark Group, Inc., Class A	94,323	1,520,487
Opendoor Technologies, Inc. *	479,302	2,578,645
RMR Group, Inc., Class A	11,800	210,158
Seaport Entertainment Group, Inc. *	4,108	91,567
Seritage Growth Properties, Class A *	31,941	82,408
St. Joe Co.	23,492	1,516,878
Star Holdings *	10,000	85,700
Stratus Properties, Inc. *	3,398	102,823
Tejon Ranch Co. *	11,108	217,384
Zillow Group, Inc., Class C *	131,844	5,853,874
		62,646,535

Semiconductors & Semiconductor Equipment 15.4%
ACM Research, Inc., Class A *	31,921	1,649,996
Advanced Micro Devices, Inc. *	962,345	341,141,679
Aehr Test Systems *	15,743	1,425,686
Aeluma, Inc. *	6,000	139,740
Allegro MicroSystems, Inc. *	73,262	3,553,207
Alpha & Omega Semiconductor Ltd. *	15,813	686,759
Ambarella, Inc. *	24,473	1,683,742
Ambiq Micro, Inc. *	5,000	187,400
Amkor Technology, Inc.	66,893	4,665,787
Analog Devices, Inc.	288,406	116,014,198
Applied Materials, Inc.	468,603	184,859,197
Astera Labs, Inc. *	78,913	15,367,518
Atomera, Inc. *(a)	20,000	163,600
Axcelis Technologies, Inc. *	18,649	2,594,262
AXT, Inc. *	34,309	2,717,959
Blaize Holdings, Inc. *(a)	124,540	244,098
Broadcom, Inc.	2,799,039	1,168,402,850
CEVA, Inc. *	20,511	626,406
Cirrus Logic, Inc. *	28,575	4,660,011
Cohu, Inc. *	30,139	1,427,082
Credo Technology Group Holding Ltd. *	93,312	16,237,221
Datavault AI, Inc. *(e)	174,967	126,991
Datavault AI, Inc. *(a)(b)	2,916	395
Diodes, Inc. *	27,723	2,970,519
Enphase Energy, Inc. *	77,118	2,541,809
Entegris, Inc.	90,618	12,811,573
Everspin Technologies, Inc. *	8,698	158,999
First Solar, Inc. *	62,754	12,669,405
FormFactor, Inc. *	45,620	6,201,127
GSI Technology, Inc. *	18,000	134,100
Ichor Holdings Ltd. *	22,733	1,499,696
Impinj, Inc. *	15,771	2,285,533
indie Semiconductor, Inc., Class A *(a)	125,547	566,217
Intel Corp. *	2,771,103	261,813,811
inTEST Corp. *	4,591	85,806
KLA Corp.	77,353	135,394,824
Kopin Corp. *	108,341	483,201
Kulicke & Soffa Industries, Inc.	31,538	2,696,499
Lam Research Corp.	737,119	190,073,505
Lattice Semiconductor Corp. *	80,526	9,846,719
MACOM Technology Solutions Holdings, Inc. *	37,919	10,678,370
Marvell Technology, Inc.	514,317	84,939,453
MaxLinear, Inc. *	51,446	3,639,805
Microchip Technology, Inc.	319,685	29,701,933
Micron Technology, Inc.	664,533	343,669,886
MKS, Inc.	39,532	11,217,205
Monolithic Power Systems, Inc.	28,722	46,369,084
Navitas Semiconductor Corp., Class A *	120,600	1,989,900
NVE Corp.	2,299	190,334
NVIDIA Corp.	14,345,694	2,862,970,152
SECURITY	NUMBER OF SHARES	VALUE ($)
NXP Semiconductors NV	148,374	43,561,123
ON Semiconductor Corp. *	231,878	23,375,621
Onto Innovation, Inc. *	29,380	8,668,863
PDF Solutions, Inc. *	20,759	889,523
Penguin Solutions, Inc. *	32,721	995,046
Photronics, Inc. *	36,440	1,803,051
Power Integrations, Inc.	33,739	2,453,163
Qnity Electronics, Inc.	122,884	17,284,863
Qorvo, Inc. *	49,231	4,638,545
QUALCOMM, Inc.	628,325	112,834,604
QuickLogic Corp. *	7,578	121,021
Rambus, Inc. *	63,357	7,293,024
Rigetti Computing, Inc. *	194,842	3,399,993
Semtech Corp. *	54,470	5,722,074
Silicon Laboratories, Inc. *	19,452	4,234,700
SiTime Corp. *	12,929	7,268,037
SkyWater Technology, Inc. *	19,669	627,441
Skyworks Solutions, Inc.	89,608	6,287,793
SolarEdge Technologies, Inc. *	35,967	1,541,546
Synaptics, Inc. *	23,552	2,204,232
Teradyne, Inc.	92,803	31,875,046
Texas Instruments, Inc.	534,514	150,241,195
Ultra Clean Holdings, Inc. *	27,021	2,111,691
Universal Display Corp.	26,038	2,267,649
Veeco Instruments, Inc. *	35,982	1,793,703
Wolfspeed, Inc. *(a)	20,040	591,781
		6,350,260,577

Software & Services 8.6%
8x8, Inc. *	70,702	135,748
A10 Networks, Inc.	45,829	1,222,718
Accenture PLC, Class A	363,166	64,901,396
ACI Worldwide, Inc. *	61,482	2,657,252
Adeia, Inc.	64,826	2,064,708
Adobe, Inc. *	242,461	59,669,652
Agilysys, Inc. *	15,056	964,487
Airship AI Holdings, Inc., Class A *(a)	10,000	22,400
Akamai Technologies, Inc. *	84,281	8,679,257
Alarm.com Holdings, Inc. *	30,747	1,365,474
Alkami Technology, Inc. *	52,335	825,846
American Bitcoin Corp., Class A *(a)	124,973	143,719
Amplitude, Inc., Class A *	40,000	284,400
Appfolio, Inc., Class A *	14,687	2,454,051
Appian Corp., Class A *	26,543	551,829
Applied Digital Corp. *	146,527	5,018,550
AppLovin Corp., Class A *	159,943	71,390,558
Arteris, Inc. *	20,000	579,200
Asana, Inc., Class A *	55,781	352,536
Atlassian Corp., Class A *	101,692	6,975,054
AudioEye, Inc. *	4,308	30,845
Aurora Innovation, Inc. *	769,362	4,523,849
Autodesk, Inc. *	124,836	29,586,132
AvePoint, Inc. *	88,958	867,341
Bentley Systems, Inc., Class B	88,774	2,895,808
BigBear.ai Holdings, Inc. *(a)	268,147	1,067,225
Bill Holdings, Inc. *	46,335	1,760,730
Bit Digital, Inc. *	311,354	470,145
BitMine Immersion Technologies, Inc.	268,346	5,742,604
Blackbaud, Inc. *	22,805	847,662
BlackLine, Inc. *	30,085	940,156
Box, Inc., Class A *	87,457	2,116,459
Brand Engagement Network, Inc. *(a)	4,000	112,500
Braze, Inc., Class A *	62,494	1,376,743
C3.ai, Inc., Class A *	83,850	740,396
Cadence Design Systems, Inc. *	160,265	52,821,741
CCC Intelligent Solutions Holdings, Inc. *	345,737	1,811,662
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cerence, Inc. *	48,803	444,107
Cipher Digital, Inc. *	173,000	3,069,020
Circle Internet Group, Inc. *	32,064	2,913,976
Cleanspark, Inc. *	148,359	1,858,938
Clear Secure, Inc., Class A	52,587	2,807,620
Clearwater Analytics Holdings, Inc., Class A *	170,112	4,116,710
Cloudflare, Inc., Class A *	187,299	38,390,676
Cognizant Technology Solutions Corp., Class A	281,763	14,905,263
Commerce.com, Inc. *	30,500	86,315
Commvault Systems, Inc. *	25,969	2,567,815
Consensus Cloud Solutions, Inc. *	11,336	293,376
Core Scientific, Inc. *	183,480	3,669,600
CoreWeave, Inc., Class A *	143,395	16,002,882
Crowdstrike Holdings, Inc., Class A *	148,684	66,275,893
CS Disco, Inc. *	11,500	49,795
CSP, Inc.	5,818	54,049
Daily Journal Corp. *	712	376,477
Datadog, Inc., Class A *	194,244	25,677,114
Digimarc Corp. *	21,522	157,756
Digital Turbine, Inc. *	114,371	403,730
DigitalOcean Holdings, Inc. *	46,637	4,497,206
Docusign, Inc., Class A *	118,297	5,440,479
Dolby Laboratories, Inc., Class A	36,982	2,372,025
Domo, Inc., Class B *	16,000	56,960
Dropbox, Inc., Class A *	103,229	2,507,432
D-Wave Quantum, Inc. *	218,066	4,422,378
DXC Technology Co. *	104,250	1,180,110
Dynatrace, Inc. *	176,525	6,391,970
eGain Corp. *	7,634	57,713
Elastic NV *	55,663	2,584,433
EPAM Systems, Inc. *	32,370	3,683,059
EverCommerce, Inc. *(a)	12,868	148,625
Everforth, Inc. *	24,701	521,191
Fair Isaac Corp. *	14,057	14,408,425
Fastly, Inc., Class A *	84,792	2,141,422
Five9, Inc. *	49,234	846,825
Fortinet, Inc. *	373,454	31,485,907
Freshworks, Inc., Class A *	129,626	1,057,748
Gartner, Inc. *	42,326	6,284,988
Gen Digital, Inc.	329,155	6,349,400
Gitlab, Inc., Class A *	84,960	1,881,014
GoDaddy, Inc., Class A *	79,283	6,880,972
Grid Dynamics Holdings, Inc. *	40,009	227,651
Guidewire Software, Inc. *	50,097	6,932,924
Hackett Group, Inc.	12,220	157,760
HubSpot, Inc. *	31,616	7,011,164
Hut 8 Corp. *	56,980	4,317,944
I3 Verticals, Inc., Class A *	10,325	232,829
Information Services Group, Inc.	16,112	65,737
Intapp, Inc. *	36,312	815,204
Intellicheck, Inc. *	12,962	103,566
InterDigital, Inc.	15,037	4,459,373
International Business Machines Corp.	551,162	127,307,399
Intuit, Inc.	164,292	63,827,442
Kaltura, Inc. *	33,164	45,435
Klaviyo, Inc., Class A *	86,660	1,740,999
Kyndryl Holdings, Inc. *	134,385	1,857,201
Life360, Inc. *	41,000	1,766,690
LiveRamp Holdings, Inc. *	38,791	1,133,861
Manhattan Associates, Inc. *	35,371	4,877,307
MARA Holdings, Inc. *	235,000	2,817,650
Microsoft Corp.	4,383,196	1,787,379,665
Mitek Systems, Inc. *	35,067	489,535
MongoDB, Inc., Class A *	48,454	12,153,717
nCino, Inc. *	63,858	1,116,238
SECURITY	NUMBER OF SHARES	VALUE ($)
NCR Voyix Corp. *	90,091	620,727
Netskope, Inc., Class A *	55,337	551,157
NextNav, Inc. *	56,298	1,043,202
Nutanix, Inc., Class A *	159,131	6,506,867
Okta, Inc. *	101,393	7,467,594
OneSpan, Inc.	23,440	271,435
Ooma, Inc. *	17,711	289,044
Oracle Corp.	1,000,347	161,446,002
PagerDuty, Inc. *	76,323	507,548
Palantir Technologies, Inc., Class A *	1,348,547	187,596,373
Palo Alto Networks, Inc. *	477,232	85,577,242
PAR Technology Corp. *	15,136	203,428
Pegasystems, Inc.	54,049	1,975,491
Pivotal Software, Inc. *(b)	31,626	0
Porch Group, Inc. *	52,923	509,649
Procore Technologies, Inc. *	71,740	4,059,049
Progress Software Corp. *	26,014	724,490
PTC, Inc. *	70,219	9,570,850
Q2 Holdings, Inc. *	37,190	1,887,393
Qualys, Inc. *	20,982	1,823,965
Rackspace Technology, Inc. *(a)	68,860	100,536
Red Violet, Inc. *	6,806	254,749
Rekor Systems, Inc. *	96,549	79,151
ReposiTrak, Inc. (a)	6,299	61,604
Research Solutions, Inc. *	18,069	45,895
Rimini Street, Inc. *	21,843	74,485
RingCentral, Inc., Class A	45,705	1,838,255
Riot Platforms, Inc. *	191,400	3,299,736
Roper Technologies, Inc.	62,999	22,352,675
Rubrik, Inc., Class A *	89,648	4,767,481
SailPoint, Inc. *	49,548	565,838
Salesforce, Inc.	552,018	97,447,738
Samsara, Inc., Class A *	212,655	6,111,705
SentinelOne, Inc., Class A *	201,676	2,855,732
ServiceNow, Inc. *	617,805	54,558,360
ServiceTitan, Inc., Class A *	33,595	1,997,559
Snowflake, Inc., Class A *	202,153	27,587,820
SoundHound AI, Inc., Class A *(a)	232,277	1,848,925
Sprinklr, Inc., Class A *	50,000	246,000
SPS Commerce, Inc. *	23,470	1,317,136
SRAX, Inc. *(b)	9,789	0
Strategy, Inc., Class A *	186,464	30,850,469
Synopsys, Inc. *	112,701	54,389,503
Telos Corp. *	25,409	108,496
Tenable Holdings, Inc. *	74,037	1,546,633
Teradata Corp. *	55,217	1,454,968
Terawulf, Inc. *	222,356	4,831,796
TON Strategy Co. *	40,000	81,200
Trimble, Inc. *	140,909	9,485,994
TSS, Inc. *	12,157	186,245
Tucows, Inc., Class A *	5,000	78,650
Twilio, Inc., Class A *	89,004	13,177,932
Tyler Technologies, Inc. *	25,321	8,638,006
UiPath, Inc., Class A *	249,583	2,570,705
Unisys Corp. *	39,083	102,007
Unity Software, Inc. *	210,425	5,559,429
Varonis Systems, Inc., Class B *	71,700	1,885,710
VeriSign, Inc.	48,844	13,122,429
Veritone, Inc. *(a)	50,909	104,363
Vertex, Inc., Class A *	49,183	608,394
Via Transportation, Inc., Class A *	7,175	109,132
Viant Technology, Inc., Class A *	10,390	112,835
Weave Communications, Inc. *	73,179	359,309
Whitefiber, Inc. *(a)	4,600	70,426
Workday, Inc., Class A *	126,436	15,475,766
Workiva, Inc., Class A *	31,438	1,681,304
Xperi, Inc. *	25,000	167,250
Yext, Inc. *	46,726	180,362
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zeta Global Holdings Corp., Class A *	117,410	2,162,692
Zoom Communications, Inc. *	158,547	15,402,841
Zscaler, Inc. *	60,254	7,873,993
		3,550,551,243

Technology Hardware & Equipment 9.0%
908 Devices, Inc. *	20,374	139,154
ADTRAN Holdings, Inc. *	52,957	936,809
Advanced Energy Industries, Inc.	22,097	8,483,259
Aeva Technologies, Inc. *	13,355	213,546
Airgain, Inc. *	7,096	50,169
Amphenol Corp., Class A	724,750	106,733,932
Apple, Inc.	8,666,844	2,351,748,119
Applied Optoelectronics, Inc. *	38,247	6,286,277
Arista Networks, Inc. *	609,098	105,197,316
Arlo Technologies, Inc. *	66,377	932,597
Arrow Electronics, Inc. *	29,712	5,580,805
AstroNova, Inc. *	4,083	55,529
Aviat Networks, Inc. *	7,936	181,972
Avnet, Inc.	45,708	3,771,367
Badger Meter, Inc.	18,228	2,203,947
Bel Fuse, Inc., Class B	6,304	1,738,895
Belden, Inc.	22,812	2,565,894
Benchmark Electronics, Inc.	20,895	1,714,435
BK Technologies Corp. *	2,000	192,720
Calix, Inc. *	35,354	1,540,020
CDW Corp.	76,861	10,523,040
Ciena Corp. *	83,218	43,904,152
Cisco Systems, Inc.	2,331,551	213,336,916
Clearfield, Inc. *	5,453	157,537
Climb Global Solutions, Inc.	12,412	207,032
Cognex Corp.	98,396	5,461,962
Coherent Corp. *	110,514	35,332,431
Corning, Inc.	459,965	75,544,652
Corsair Gaming, Inc. *	23,511	159,640
CPI Card Group, Inc. *	1,805	31,967
Crane NXT Co.	28,475	1,272,263
CTS Corp.	17,107	976,810
Daktronics, Inc. *	24,125	474,298
Dell Technologies, Inc., Class C	175,464	36,663,203
Diebold Nixdorf, Inc. *	21,593	1,658,558
Digi International, Inc. *	21,893	1,226,884
Eastman Kodak Co. *	52,992	706,383
ePlus, Inc.	15,417	1,305,666
Everpure, Inc., Class A *	186,742	13,342,716
Evolv Technologies Holdings, Inc. *	83,781	603,223
Extreme Networks, Inc. *	79,341	1,752,643
F5, Inc. *	32,965	10,677,363
Fabrinet *	21,248	14,522,371
Flex Ltd. *	218,191	19,975,386
Forward Industries, Inc. *	39,052	180,030
Frequency Electronics, Inc. *	4,719	236,705
GPGI, Inc., Class A	105,425	1,626,708
Harmonic, Inc. *	66,948	765,216
Hewlett Packard Enterprise Co.	782,353	22,508,296
HP, Inc.	539,520	11,254,387
Identiv, Inc. *	8,288	39,285
Immersion Corp.	13,101	80,309
Inseego Corp. *	4,205	76,657
Insight Enterprises, Inc. *	18,150	1,323,135
IonQ, Inc. *	208,356	9,401,023
IPG Photonics Corp. *	14,898	1,771,670
Itron, Inc. *	26,480	2,219,024
Jabil, Inc.	61,576	20,781,284
Keysight Technologies, Inc. *	101,338	35,459,180
Kimball Electronics, Inc. *	15,963	431,161
Knowles Corp. *	50,960	1,589,442
SECURITY	NUMBER OF SHARES	VALUE ($)
KVH Industries, Inc. *	5,414	49,267
Lantronix, Inc. *	30,000	201,300
LightPath Technologies, Inc., Class A *	34,173	437,756
Lightwave Logic, Inc. *	87,382	1,198,881
Littelfuse, Inc.	14,636	5,915,432
Lumentum Holdings, Inc. *	42,310	38,177,159
Methode Electronics, Inc.	26,544	212,883
Mirion Technologies, Inc., Class A *	144,421	2,852,315
Motorola Solutions, Inc.	98,091	43,064,892
M-Tron Industries, Inc. *	2,643	176,500
Napco Security Technologies, Inc.	22,775	1,064,731
NetApp, Inc.	117,868	13,056,238
NETGEAR, Inc. *	18,065	456,503
NetScout Systems, Inc. *	43,298	1,459,143
nLight, Inc. *	32,628	2,279,066
Novanta, Inc. *	21,109	2,734,249
Ondas, Inc. *(a)	264,000	2,650,560
One Stop Systems, Inc. *	12,911	122,525
OSI Systems, Inc. *	9,287	2,664,626
Ouster, Inc. *	39,256	1,058,342
PC Connection, Inc.	7,198	458,801
Plexus Corp. *	15,607	3,910,802
Powerfleet, Inc. NJ *	117,497	378,340
Quantum Computing, Inc. *(a)	118,275	1,066,840
Ralliant Corp.	66,312	3,013,217
ReElement Technologies LLC *(b)	12,919	0
RF Industries Ltd. *	7,044	102,349
Richardson Electronics Ltd.	5,554	79,978
Rogers Corp. *	10,471	1,421,438
Sandisk Corp. *	87,237	95,656,244
Sanmina Corp. *	33,068	7,202,872
ScanSource, Inc. *	12,228	502,815
Seagate Technology Holdings PLC	128,737	86,722,393
SmartRent, Inc. *	80,000	108,800
Super Micro Computer, Inc. *	302,547	8,289,788
TD SYNNEX Corp.	44,472	10,147,621
TE Connectivity PLC	173,177	36,654,644
Teledyne Technologies, Inc. *	27,757	17,926,859
TransAct Technologies, Inc. *	3,397	11,312
TTM Technologies, Inc. *	60,461	9,566,139
Turtle Beach Corp. *	7,827	90,167
Ubiquiti, Inc.	2,493	2,522,941
Unusual Machines, Inc. *	24,507	357,557
Viasat, Inc. *	79,072	5,211,636
Viavi Solutions, Inc. *	137,760	7,218,624
Virtuix Holdings, Inc., Class A *	15,000	51,750
Vishay Intertechnology, Inc.	74,168	2,148,647
Vishay Precision Group, Inc. *	7,894	476,955
Vistance Networks, Inc. *	130,243	1,666,459
Vontier Corp.	83,040	2,979,475
Vuzix Corp. *(a)	48,683	140,207
Western Digital Corp.	199,944	86,879,667
Wrap Technologies, Inc. *(a)	21,515	33,133
Zebra Technologies Corp., Class A *	29,479	6,669,919
		3,719,328,127

Telecommunication Services 0.9%
Anterix, Inc. *	13,523	653,431
Array Digital Infrastructure, Inc.	9,196	456,949
AST SpaceMobile, Inc. *	146,339	10,814,452
AT&T, Inc.	4,119,152	107,633,442
ATN International, Inc.	5,256	146,800
Bandwidth, Inc., Class A *	15,306	563,414
Cogent Communications Holdings, Inc.	34,906	790,621
Comcast Corp., Class A	2,111,709	57,100,611
GCI Liberty, Inc., Class C *	23,626	809,191
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Globalstar, Inc. *	30,338	2,496,817
Gogo, Inc. *	46,801	195,628
IDT Corp., Class B	13,827	693,424
Iridium Communications, Inc.	63,008	2,461,723
Liberty Global Ltd., Class C *	182,313	2,067,429
Liberty Latin America Ltd., Class C *	103,867	863,135
Lumen Technologies, Inc. *	556,480	4,919,283
Shenandoah Telecommunications Co.	34,187	537,762
Spok Holdings, Inc.	9,849	105,286
Telephone & Data Systems, Inc.	59,369	2,675,167
T-Mobile U.S., Inc.	279,692	54,679,786
Uniti Group, Inc.	117,138	1,385,743
Verizon Communications, Inc.	2,490,077	119,598,398
		371,648,492

Transportation 1.4%
Alaska Air Group, Inc. *	68,268	2,669,961
Allegiant Travel Co. *	8,565	647,857
American Airlines Group, Inc. *	386,957	4,531,266
ArcBest Corp.	13,543	1,727,680
Avis Budget Group, Inc. *(a)	10,462	1,890,169
CH Robinson Worldwide, Inc.	70,350	12,790,333
Covenant Logistics Group, Inc., Class A	6,788	236,630
CSX Corp.	1,098,925	49,924,163
Delta Air Lines, Inc.	384,232	26,123,934
Expeditors International of Washington, Inc.	78,530	11,613,802
FedEx Corp.	127,547	51,440,981
Forward Air Corp. *	10,889	229,322
Frontier Group Holdings, Inc. *	70,092	254,434
FTAI Infrastructure, Inc.	59,598	366,230
Genco Shipping & Trading Ltd.	21,083	511,052
GXO Logistics, Inc. *	67,797	3,873,243
Heartland Express, Inc.	26,008	347,987
Hertz Global Holdings, Inc. *(a)	93,560	595,042
Hub Group, Inc., Class A	35,393	1,551,275
JB Hunt Transport Services, Inc.	44,237	11,126,933
JetBlue Airways Corp. *	183,960	856,334
Joby Aviation, Inc. *	359,264	3,301,636
Kirby Corp. *	31,771	4,782,806
Knight-Swift Transportation Holdings, Inc.	95,501	6,198,015
Landstar System, Inc.	20,456	3,765,336
Lyft, Inc., Class A *	234,785	3,322,208
Marten Transport Ltd.	38,680	583,294
Matson, Inc.	18,299	3,191,895
Norfolk Southern Corp.	132,524	41,855,055
Old Dominion Freight Line, Inc.	108,749	23,101,550
Pangaea Logistics Solutions Ltd.	13,298	101,863
Radiant Logistics, Inc. *	16,850	141,708
Republic Airways Holdings, Inc. *	6,000	99,960
RXO, Inc. *	103,948	2,075,842
Ryder System, Inc.	23,459	5,953,190
Saia, Inc. *	15,659	7,028,072
Schneider National, Inc., Class B	29,347	912,398
Sky Harbour Group Corp. *(a)	9,000	95,130
SkyWest, Inc. *	23,735	1,949,118
Southwest Airlines Co.	288,473	10,938,896
Sun Country Airlines Holdings, Inc. *	32,770	517,766
Uber Technologies, Inc. *	1,214,121	90,585,568
U-Haul Holding Co., Non Voting Shares	65,075	3,103,427
Union Pacific Corp.	350,539	94,463,250
United Airlines Holdings, Inc. *	191,828	17,264,520
United Parcel Service, Inc., Class B	436,466	47,487,501
Universal Logistics Holdings, Inc.	3,300	79,464
SECURITY	NUMBER OF SHARES	VALUE ($)
Werner Enterprises, Inc.	35,471	1,307,816
Wheels Up Experience, Inc. *(a)	2,764	14,870
XPO, Inc. *	68,881	15,162,774
		572,693,556

Utilities 2.3%
AES Corp.	417,337	6,030,520
Alliant Energy Corp.	150,567	11,056,135
Ameren Corp.	162,962	18,520,631
American Electric Power Co., Inc.	318,610	43,684,617
American States Water Co.	24,081	1,813,058
American Water Works Co., Inc.	114,313	14,680,075
Artesian Resources Corp., Class A	5,123	160,401
Atmos Energy Corp.	97,307	18,486,384
Avista Corp.	47,822	1,965,484
Black Hills Corp.	44,437	3,345,662
Cadiz, Inc. *	22,878	99,062
California Water Service Group	36,782	1,553,672
CenterPoint Energy, Inc.	384,090	16,765,529
Chesapeake Utilities Corp.	14,051	1,772,112
Clearway Energy, Inc., Class C	69,419	2,801,751
CMS Energy Corp.	180,098	13,820,721
Consolidated Edison, Inc.	213,997	23,858,526
Consolidated Water Co. Ltd.	7,055	226,113
Constellation Energy Corp.	183,885	57,556,005
Dominion Energy, Inc.	504,548	32,543,346
DTE Energy Co.	122,675	18,608,571
Duke Energy Corp.	460,761	59,691,588
Edison International	226,105	15,712,036
Entergy Corp.	267,139	31,498,360
Essential Utilities, Inc.	166,142	6,346,624
Evergy, Inc.	136,496	11,307,329
Eversource Energy	219,809	15,540,496
Exelon Corp.	605,468	27,845,473
FirstEnergy Corp.	304,852	14,486,567
Genie Energy Ltd., Class B	9,550	133,414
Global Water Resources, Inc.	4,694	33,374
H2O America	20,791	1,168,246
Hallador Energy Co. *	23,191	360,156
Hawaiian Electric Industries, Inc. *	103,277	1,556,384
IDACORP, Inc.	32,086	4,740,386
MDU Resources Group, Inc.	120,922	2,724,373
MGE Energy, Inc.	21,462	1,721,682
Middlesex Water Co.	13,547	689,271
National Fuel Gas Co.	56,474	4,765,276
New Jersey Resources Corp.	60,880	3,428,153
NextEra Energy, Inc.	1,230,789	120,469,627
NiSource, Inc.	282,138	13,621,623
Northwest Natural Holding Co.	26,744	1,417,432
Northwestern Energy Group, Inc.	36,574	2,645,763
NRG Energy, Inc.	124,817	19,419,029
OGE Energy Corp.	120,289	5,870,103
Oklo, Inc. *	72,552	5,260,020
ONE Gas, Inc.	35,826	3,196,396
Ormat Technologies, Inc.	35,759	4,108,709
Otter Tail Corp.	24,841	2,216,811
PG&E Corp.	1,290,670	21,450,935
Pinnacle West Capital Corp.	70,610	7,323,669
Portland General Electric Co.	65,160	3,383,759
PPL Corp.	436,958	16,359,708
Public Service Enterprise Group, Inc.	294,644	24,060,629
Pure Cycle Corp. *	8,445	97,455
RGC Resources, Inc.	3,883	88,261
Sempra	385,525	36,671,138
Southern Co.	649,978	62,852,873
Southwest Gas Holdings, Inc.	38,528	3,623,558
Spire, Inc.	35,352	3,223,395
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Talen Energy Corp. *	26,810	9,984,580
TXNM Energy, Inc.	57,536	3,398,076
UGI Corp.	125,872	4,542,720
Unitil Corp.	11,327	594,214
Vistra Corp.	187,744	29,633,513
WEC Energy Group, Inc.	191,611	22,598,601
Xcel Energy, Inc.	347,692	28,841,051
York Water Co.	6,196	179,808
		950,231,019
Total Common Stocks (Cost $19,084,253,804)		41,143,480,264

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	5,747	11,721
Cartesian Therapeutics, Inc. CVR *(b)	59,796	138,081
Checkpoint Therapeutics, Inc. CVR *(b)	20,000	2,400
Cyteir Therapeutics, Inc. CVR *(b)	15,972	0
Frequency Therapeutics, Inc. CVR *(b)	23,364	937
F-star Therapeutics, Inc. Agonist CVR *(b)	975	0
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	0
Homology Medicines, Inc. CVR *(b)	21,971	0
IMARA, Inc. CVR *(b)	11,519	0
Magenta Therapeutics, Inc. CVR *(b)	27,369	0
Miromatrix Medical, Inc. CVR *(b)	11,036	11,511
Pardes Biosciences, Inc. CVR *(b)	19,235	0
Sesen Bio, Inc. CVR *(b)	67,895	0
Surface Oncology, Inc. CVR *(b)	44,721	75
Tectonic Therapeutic, Inc. CVR *(b)	816	0
Zynerba Pharmaceuticals, Inc. CVR *(b)	37,596	0
		164,725
Total Rights (Cost $24,446)		164,725

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (f)(g)	48,740,614	48,740,614
Total Short-Term Investments (Cost $48,740,614)		48,740,614
Total Investments in Securities (Cost $19,133,018,864)		41,192,385,603

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/18/26	98	13,758,220	236,465
S&P 500 Index, e-mini, expires 06/18/26	333	120,608,438	2,361,129
			2,597,594

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Security is traded on separate exchanges for the same issuer.
(f)	The rate shown is the annualized 7-day yield.
(g)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $48,697,416.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended April 30, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at April 30, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc.*	$—	$—	$—	$—	($120,285 )	$—	—	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc.(a),*	85,320	—	—	—	13,500	98,820	18,000	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	—	196,946	—	—	48,729	—	—	13,077

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust	169,488	327,294	—	—	24,237	—	—	4,153

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
Financial Services 0.2%
Charles Schwab Corp.(b)	$77,110,078	$17,209,173	($1,556,389 )	$96,023	($3,107,769 )	$89,751,116	979,388	$483,310

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc.*	—	—	(41,925)	(74,880)	31,856	—	—	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc.*	—	—	(58,575)	(100,950)	40,425	—	—	—

Household & Personal Products 0.0%
Medifast, Inc.(a),*	107,399	—	—	—	(10,275)	97,124	8,935	—
Nu Skin Enterprises, Inc., Class A	—	—	—	—	(80,678)	—	—	2,831
						97,124

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A*	—	167,465	—	—	(3,728)	—	—	—
EW Scripps Co., Class A*	70,470	167,360	—	—	98,653	—	—	—
Gray Media, Inc.	—	—	—	—	46,454	—	—	6,946
						—
Total	$77,542,755	$18,068,238	($1,656,889 )	($79,807 )	($3,018,881 )	$89,947,060		$510,317

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	Issuer is affiliated with the fund’s investment adviser.
*	Non-income producing security.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$17,417,371,760	$—	$—	$17,417,371,760
Banks	1,526,448,394	—	1,369	1,526,449,763
Capital Goods	3,188,411,790	—	0 *	3,188,411,790
Consumer Services	755,562,307	—	273,373	755,835,680
Health Care Equipment & Services	1,317,344,539	—	0 *	1,317,344,539
Materials	920,434,964	—	0 *	920,434,964
Pharmaceuticals, Biotechnology & Life Sciences	2,397,490,789	—	1,032 *	2,397,491,821
Semiconductors & Semiconductor Equipment	6,350,260,182	—	395	6,350,260,577
Software & Services	3,550,551,243	—	0 *	3,550,551,243
Technology Hardware & Equipment	3,719,328,127	—	0 *	3,719,328,127
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	164,725 *	164,725
Short-Term Investments[1]	48,740,614	—	—	48,740,614
Futures Contracts[2]	2,597,594	—	—	2,597,594
Total	$41,194,542,303	$—	$440,894	$41,194,983,197

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $53,836,201)		$89,947,060
Investments in securities, at value - unaffiliated issuers (cost $19,079,182,663) including securities on loan of $48,697,416		41,102,438,543
Cash		108,054,280
Deposit with broker for futures contracts		12,011,353
Receivables:
Dividends		15,805,098
Fund shares sold		14,373,751
Variation margin on future contracts		1,555,226
Income from securities on loan	+	146,266
Total assets		41,344,331,577

Liabilities
Collateral held for securities on loan		48,740,614
Payables:
Fund shares redeemed		14,921,139
Investment adviser fees		971,823
Investments bought	+	320,946
Total liabilities		64,954,522
Net assets		$41,279,377,055

Net Assets by Source
Capital received from investors		$19,752,201,762
Total distributable earnings	+	21,527,175,293
Net assets		$41,279,377,055

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$41,279,377,055		2,376,274,102		$17.37

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $64,332)		$204,285,231
Other Interest		705,235
Dividends received from securities - affiliated issuers		510,317
Securities on loan, net	+	646,701
Total investment income		206,147,484

Expenses
Investment adviser fees		5,044,778
Total expenses	–	5,044,778
Net investment income		201,102,706

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(79,807)
Net realized losses on sales of securities - unaffiliated issuers		(82,467,071)
Net realized gains on futures contracts	+	1,088,097
Net realized losses		(81,458,781)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(3,018,881)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		2,327,823,112
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,214,570
Net change in unrealized appreciation (depreciation)		2,326,018,801
Net realized and unrealized gains		2,244,560,020
Increase in net assets resulting from operations		$2,445,662,726
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$201,102,706	$343,529,289
Net realized losses		(81,458,781)	(172,282,588)
Net change in unrealized appreciation (depreciation)	+	2,326,018,801	5,294,016,222
Increase in net assets resulting from operations		$2,445,662,726	$5,465,262,923

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($349,883,129 )	($327,953,620 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		554,064,253	$9,016,739,595	313,249,102	$4,567,271,506
Shares reinvested		17,291,683	283,237,771	18,388,742	268,554,434
Shares redeemed	+	(127,717,939)	(2,086,631,871)	(252,116,422)	(3,668,379,809)
Net transactions in fund shares		443,637,997	$7,213,345,495	79,521,422	$1,167,446,131

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,932,636,105	$31,970,251,963	1,853,114,683	$25,665,496,529
Total increase	+	443,637,997	9,309,125,092	79,521,422	6,304,755,434
End of period		2,376,274,102	$41,279,377,055	1,932,636,105	$31,970,251,963

[1]
For the period ended October 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 7-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$18.04	$13.90	$9.74	$8.26	$11.15	$7.85
Income (loss) from investment operations:
Net investment income (loss)[2]	0.04	0.09	0.09	0.08	0.08	0.07
Net realized and unrealized gains (losses)	(0.31)	4.13	4.15	1.47	(2.78)	3.29
Total from investment operations	(0.27)	4.22	4.24	1.55	(2.70)	3.36
Less distributions:
Distributions from net investment income	(0.08)	(0.08)	(0.08)	(0.07)	(0.06)	(0.06)
Distributions from net realized gains	—	—	—	—	(0.13)	—
Total distributions	(0.08)	(0.08)	(0.08)	(0.07)	(0.19)	(0.06)
Net asset value at end of period	$17.69	$18.04	$13.90	$9.74	$8.26	$11.15
Total return	(1.49%)*	30.44%	43.77%	18.89%	(24.63%)	43.14%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%**	0.035%	0.035%	0.035%	0.035%[3]	0.035%
Net investment income (loss)	0.53%**	0.57%	0.69%	0.91%	0.86%	0.73%
Portfolio turnover rate	3%*,4	16%[4]	17%	20%[4]	18%	18%
Net assets, end of period (x 1,000,000)	$4,738	$4,565	$2,899	$1,352	$929	$881

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 8-for-1 share split effective after the close of U.S. markets on August 15, 2025.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Automobiles & Components 3.2%
Tesla, Inc. *	401,636	153,276,347

Banks 0.4%
Bank of America Corp.	78,619	4,202,972
Citigroup, Inc.	46,920	6,004,822
NU Holdings Ltd., Class A *	505,771	7,323,564
Popular, Inc.	800	120,264
Western Alliance Bancorp	3,427	279,437
		17,931,059

Capital Goods 4.9%
3M Co.	12,928	1,894,211
AAON, Inc.	10,101	942,524
Allison Transmission Holdings, Inc.	2,150	288,852
Armstrong World Industries, Inc.	1,850	315,221
Axon Enterprise, Inc. *	11,422	4,588,903
Boeing Co. *	16,070	3,680,512
BWX Technologies, Inc.	2,432	526,260
Carlisle Cos., Inc.	718	255,077
Carpenter Technology Corp.	1,333	570,791
Caterpillar, Inc.	8,635	7,686,100
Comfort Systems USA, Inc.	5,259	9,677,875
Core & Main, Inc., Class A *	16,607	836,495
EMCOR Group, Inc.	2,323	2,071,349
Fastenal Co.	142,405	6,398,257
Ferguson Enterprises, Inc.	1,763	471,973
FTAI Aviation Ltd.	15,396	3,843,919
GE Vernova, Inc.	40,999	44,420,776
General Electric Co.	157,936	45,790,384
HEICO Corp.	15,159	4,091,717
Howmet Aerospace, Inc.	60,889	14,798,463
Illinois Tool Works, Inc.	14,182	3,659,098
Karman Holdings, Inc. *	7,776	528,612
Lennox International, Inc.	4,780	2,556,774
Leonardo DRS, Inc.	5,375	218,386
Loar Holdings, Inc. *	5,802	325,608
Lockheed Martin Corp.	8,680	4,495,980
MasTec, Inc. *	1,997	786,918
Quanta Services, Inc.	17,364	12,636,998
RBC Bearings, Inc. *	961	575,725
Rocket Lab Corp. *	73,866	6,094,684
Rockwell Automation, Inc.	1,405	574,519
Simpson Manufacturing Co., Inc.	486	92,695
SiteOne Landscape Supply, Inc. *	2,181	274,915
StandardAero, Inc. *	2,582	64,188
Trane Technologies PLC	33,653	16,575,449
TransDigm Group, Inc.	1,451	1,683,131
Vertiv Holdings Co., Class A	57,538	18,900,658
WillScot Holdings Corp.	7,089	160,495
WW Grainger, Inc.	5,636	6,545,369
		229,899,861

Commercial & Professional Services 1.1%
Automatic Data Processing, Inc.	57,203	12,123,604
Booz Allen Hamilton Holding Corp., Class A	18,204	1,415,725
Broadridge Financial Solutions, Inc.	15,906	2,449,206
Cintas Corp.	52,485	9,169,654
Copart, Inc. *	127,135	4,209,440
Equifax, Inc.	3,197	556,086
SECURITY	NUMBER OF SHARES	VALUE ($)
ExlService Holdings, Inc. *	23,203	739,712
KBR, Inc.	1,401	52,523
Paychex, Inc.	14,796	1,370,553
Paycom Software, Inc.	4,343	550,519
Paylocity Holding Corp. *	6,087	642,118
RB Global, Inc.	1,775	185,132
Rollins, Inc.	45,272	2,523,009
Tetra Tech, Inc.	7,303	236,033
Veralto Corp.	14,617	1,289,219
Verisk Analytics, Inc., Class A	12,636	2,331,216
Waste Management, Inc.	56,542	13,148,842
		52,992,591

Consumer Discretionary Distribution & Retail 7.2%
Amazon.com, Inc. *	936,939	248,345,051
AutoZone, Inc. *	398	1,474,204
Burlington Stores, Inc. *	9,576	3,064,416
Carvana Co., Class A *	20,402	8,075,112
Chewy, Inc., Class A *	34,392	874,245
Coupang, Inc., Class A *	202,918	4,054,302
Etsy, Inc. *	9,714	624,999
Floor & Decor Holdings, Inc., Class A *	5,258	254,487
Home Depot, Inc.	115,381	37,937,273
Lithia Motors, Inc., Class A	430	124,752
Murphy USA, Inc.	2,624	1,542,912
O'Reilly Automotive, Inc. *	116,844	11,614,293
Pool Corp.	1,350	287,982
RH *	458	60,438
Ross Stores, Inc.	9,991	2,275,850
TJX Cos., Inc.	85,439	13,392,563
Tractor Supply Co.	80,230	2,816,073
Ulta Beauty, Inc. *	1,727	928,228
Valvoline, Inc. *	17,246	573,084
Wayfair, Inc., Class A *	3,880	248,048
Williams-Sonoma, Inc.	2,733	495,247
		339,063,559

Consumer Durables & Apparel 0.2%
Birkenstock Holding PLC *	2,860	110,796
Deckers Outdoor Corp. *	21,850	2,233,070
Lululemon Athletica, Inc. *	9,136	1,258,027
On Holding AG, Class A *	34,430	1,226,052
Ralph Lauren Corp., Class A	422	151,346
SharkNinja, Inc. *	2,125	245,501
Somnigroup International, Inc.	30,430	2,308,420
Tapestry, Inc.	28,299	4,104,487
TopBuild Corp. *	332	146,977
		11,784,676

Consumer Services 2.4%
Airbnb, Inc., Class A *	64,061	8,991,602
Booking Holdings, Inc.	116,421	19,600,640
Bright Horizons Family Solutions, Inc. *	1,071	86,869
Carnival Corp.	53,570	1,420,141
Cava Group, Inc. *	15,437	1,441,970
Chipotle Mexican Grill, Inc., Class A *	198,676	6,752,997
Choice Hotels International, Inc.	1,146	113,546
Churchill Downs, Inc.	8,426	850,942
Darden Restaurants, Inc.	16,443	3,297,808
Domino's Pizza, Inc.	1,475	500,645
DoorDash, Inc., Class A *	55,842	9,417,753
DraftKings, Inc., Class A *	74,041	1,726,636
Duolingo, Inc. *	5,730	630,873
Dutch Bros, Inc., Class A *	18,490	1,063,360
Expedia Group, Inc.	17,971	4,463,457
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Flutter Entertainment PLC *	20,025	2,161,298
Grand Canyon Education, Inc. *	1,239	209,478
H&R Block, Inc.	3,139	99,601
Hilton Worldwide Holdings, Inc.	34,422	11,155,138
Las Vegas Sands Corp.	46,081	2,516,483
Marriott International, Inc., Class A	26,070	9,429,258
McDonald's Corp.	6,433	1,888,665
Norwegian Cruise Line Holdings Ltd. *	62,608	1,138,213
Planet Fitness, Inc., Class A *	12,878	858,576
Restaurant Brands International, Inc.	32,781	2,644,771
Royal Caribbean Cruises Ltd.	38,315	10,105,964
Starbucks Corp.	22,610	2,381,511
Texas Roadhouse, Inc., Class A	10,176	1,638,234
Travel & Leisure Co.	2,958	191,264
Vail Resorts, Inc.	4,275	543,695
Viking Holdings Ltd. *	26,774	2,193,058
Wendy's Co.	9,932	69,127
Wingstop, Inc.	4,311	707,263
Wyndham Hotels & Resorts, Inc.	10,016	815,102
Yum! Brands, Inc.	14,776	2,358,988
		113,464,926

Consumer Staples Distribution & Retail 1.7%
BJ's Wholesale Club Holdings, Inc. *	3,030	284,487
Casey's General Stores, Inc.	868	713,626
Costco Wholesale Corp.	67,446	68,425,990
Performance Food Group Co. *	2,864	259,364
Sprouts Farmers Market, Inc. *	14,664	1,200,248
Sysco Corp.	38,801	2,898,823
Walmart, Inc.	66,697	8,799,335
		82,581,873

Energy 0.4%
Cheniere Energy, Inc.	14,484	3,982,376
HF Sinclair Corp.	2,450	164,664
Phillips 66	4,406	789,335
SLB Ltd.	17,930	1,019,858
Targa Resources Corp.	32,079	8,343,106
Texas Pacific Land Corp.	8,716	3,867,028
Williams Cos., Inc.	10,041	766,229
		18,932,596

Equity Real Estate Investment Trusts (REITs) 0.4%
American Tower Corp.	70,732	12,923,444
Lamar Advertising Co., Class A	13,047	1,798,398
Public Storage	3,159	955,440
Simon Property Group, Inc.	10,934	2,227,365
Sun Communities, Inc.	3,439	439,642
UDR, Inc.	2,626	95,429
		18,439,718

Financial Services 4.9%
Affirm Holdings, Inc. *	24,557	1,578,524
Ally Financial, Inc.	5,046	223,992
American Express Co.	26,734	8,636,419
Ameriprise Financial, Inc.	12,522	5,945,320
Apollo Global Management, Inc.	44,171	5,685,691
ARES Management Corp., Class A	28,304	3,322,890
Bank of New York Mellon Corp.	7,690	1,033,305
Blackstone, Inc.	112,157	14,084,676
Block, Inc. *	30,389	2,142,728
Blue Owl Capital, Inc., Class A (a)	97,434	949,981
Brookfield Asset Management Ltd., Class A	20,762	996,784
SECURITY	NUMBER OF SHARES	VALUE ($)
Bullish *	800	30,184
Charles Schwab Corp. (b)	21,337	1,955,323
Coinbase Global, Inc., Class A *	3,347	628,466
Corpay, Inc. *	10,231	3,135,495
Credit Acceptance Corp. *	65	32,819
Equitable Holdings, Inc.	42,166	1,779,405
FactSet Research Systems, Inc.	336	76,467
Figure Technology Solutions, Inc., Class A *	1,000	35,100
Fiserv, Inc. *	22,508	1,410,126
Freedom Holding Corp. *(a)	2,208	330,825
Goldman Sachs Group, Inc.	2,493	2,302,959
Hamilton Lane, Inc., Class A	4,010	368,880
Houlihan Lokey, Inc., Class A	3,130	484,367
Interactive Brokers Group, Inc., Class A	3,476	276,342
Jefferies Financial Group, Inc.	5,827	280,978
KKR & Co., Inc.	25,996	2,712,423
Lazard, Inc.	2,411	116,934
LPL Financial Holdings, Inc.	11,972	4,000,204
Mastercard, Inc., Class A	122,261	61,487,502
Moody's Corp.	23,552	10,877,491
Morningstar, Inc.	2,193	369,981
MSCI, Inc., Class A	5,274	3,119,096
Robinhood Markets, Inc., Class A *	15,237	1,110,625
Shift4 Payments, Inc., Class A *(a)	9,905	438,593
SLM Corp.	4,051	93,497
SoFi Technologies, Inc. *	26,250	422,625
Toast, Inc., Class A *	69,899	1,993,519
TPG, Inc.	18,932	825,814
Tradeweb Markets, Inc., Class A	1,527	172,933
UWM Holdings Corp.	3,501	12,394
Visa, Inc., Class A	255,754	84,357,899
WEX, Inc. *	388	58,328
XP, Inc., Class A	5,711	109,423
		230,007,327

Food, Beverage & Tobacco 0.8%
Celsius Holdings, Inc. *	24,703	829,280
Coca-Cola Co.	288,588	22,729,191
Coca-Cola Consolidated, Inc.	1,164	238,702
Darling Ingredients, Inc. *	2,567	164,878
Freshpet, Inc. *	2,032	136,916
Hershey Co.	2,722	505,584
Monster Beverage Corp. *	105,858	8,158,476
PepsiCo, Inc.	28,405	4,501,908
		37,264,935

Health Care Equipment & Services 1.7%
Boston Scientific Corp. *	38,564	2,221,672
Cardinal Health, Inc.	18,215	3,513,309
Cencora, Inc.	28,070	8,645,841
Chemed Corp.	194	82,446
Cigna Group	3,253	945,257
DaVita, Inc. *	5,386	835,584
Dexcom, Inc. *	59,097	3,519,226
Doximity, Inc., Class A *	20,638	504,393
HCA Healthcare, Inc.	5,227	2,270,870
IDEXX Laboratories, Inc. *	12,031	6,746,985
Inspire Medical Systems, Inc. *	4,195	235,507
Insulet Corp. *	10,564	1,818,487
Intuitive Surgical, Inc. *	53,708	24,577,318
Masimo Corp. *	6,778	1,209,399
McKesson Corp.	17,376	14,164,915
Molina Healthcare, Inc. *	4,270	831,027
Penumbra, Inc. *	5,717	1,866,486
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ResMed, Inc.	5,186	1,108,819
Stryker Corp.	13,695	4,315,705
Veeva Systems, Inc., Class A *	17,865	2,786,404
		82,199,650

Household & Personal Products 0.1%
Colgate-Palmolive Co.	57,565	4,913,749
Kimberly-Clark Corp.	17,949	1,766,720
		6,680,469

Insurance 0.3%
Aon PLC, Class A	29,639	9,236,994
Arthur J Gallagher & Co.	2,321	479,054
Brown & Brown, Inc.	4,675	281,201
Everest Group Ltd.	881	314,306
Kinsale Capital Group, Inc.	3,329	1,077,298
Markel Group, Inc. *	387	685,946
Marsh & McLennan Cos., Inc.	8,782	1,472,829
Progressive Corp.	4,524	910,591
RLI Corp.	530	27,438
Ryan Specialty Holdings, Inc., Class A	16,480	573,010
		15,058,667

Materials 0.3%
Anglogold Ashanti PLC	9,927	930,458
Eagle Materials, Inc.	273	57,360
Ecolab, Inc.	9,235	2,406,641
James Hardie Industries PLC, ADR *	14,533	305,048
Sherwin-Williams Co.	31,885	10,254,535
Steel Dynamics, Inc.	1,984	453,661
		14,407,703

Media & Entertainment 12.8%
Alphabet, Inc., Class A	514,891	198,130,057
Alphabet, Inc., Class C	419,170	160,097,790
DoubleVerify Holdings, Inc. *	19,454	214,383
Liberty Broadband Corp., Class C *	4,398	169,279
Liberty Media Corp.-Liberty Formula One, Class C *	10,796	927,916
Live Nation Entertainment, Inc. *	24,492	3,868,267
Meta Platforms, Inc., Class A	254,306	155,612,384
Netflix, Inc. *	644,021	60,286,806
Nexstar Media Group, Inc., Class A	724	150,693
NIQ Global Intelligence PLC *	5,300	57,929
Pinterest, Inc., Class A *	49,368	970,575
Reddit, Inc., Class A *	20,228	2,978,168
ROBLOX Corp., Class A *	95,681	5,287,332
Roku, Inc. *	3,018	351,778
Spotify Technology SA *	23,521	10,503,303
Take-Two Interactive Software, Inc. *	9,816	2,098,268
TKO Group Holdings, Inc.	4,756	885,044
Trade Desk, Inc., Class A *	70,809	1,670,384
Trump Media & Technology Group Corp. *	16,399	150,051
		604,410,407

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
AbbVie, Inc.	268,994	56,843,812
Alnylam Pharmaceuticals, Inc. *	19,170	5,932,923
Amgen, Inc.	60,060	20,795,775
Apellis Pharmaceuticals, Inc. *	16,514	676,248
Bristol-Myers Squibb Co.	59,370	3,597,228
Caris Life Sciences, Inc. *	6,600	125,400
SECURITY	NUMBER OF SHARES	VALUE ($)
Corcept Therapeutics, Inc. *	14,227	661,840
Eli Lilly & Co.	121,678	113,720,259
Exelixis, Inc. *	32,526	1,446,106
Gilead Sciences, Inc.	50,920	6,662,373
Halozyme Therapeutics, Inc. *	17,775	1,131,557
Incyte Corp. *	6,331	603,154
Insmed, Inc. *	29,752	4,056,090
Ionis Pharmaceuticals, Inc. *	22,383	1,673,353
Medpace Holdings, Inc. *	3,359	1,406,279
Natera, Inc. *	19,911	4,104,852
Neurocrine Biosciences, Inc. *	12,551	1,652,590
Repligen Corp. *	1,011	119,612
Sarepta Therapeutics, Inc. *	11,869	247,825
Sotera Health Co. *	2,803	43,615
Summit Therapeutics, Inc. *(a)	17,629	378,318
Tempus AI, Inc., Class A *	14,770	819,440
Ultragenyx Pharmaceutical, Inc. *	14,102	348,178
Vertex Pharmaceuticals, Inc. *	38,479	16,445,155
Viking Therapeutics, Inc. *	1,201	37,447
Waters Corp. *	4,687	1,449,361
Zoetis, Inc.	53,038	6,097,779
		251,076,569

Real Estate Management & Development 0.0%
CBRE Group, Inc., Class A *	4,990	712,223
CoStar Group, Inc. *	7,804	270,097
Jones Lang LaSalle, Inc. *	1,926	612,718
		1,595,038

Semiconductors & Semiconductor Equipment 22.9%
Advanced Micro Devices, Inc. *	143,316	50,804,089
Applied Materials, Inc.	34,377	13,561,383
Astera Labs, Inc. *	20,111	3,916,416
Broadcom, Inc.	648,206	270,580,631
Enphase Energy, Inc. *	22,150	730,064
Entegris, Inc.	4,366	617,265
KLA Corp.	21,128	36,981,395
Lam Research Corp.	190,877	49,219,543
Lattice Semiconductor Corp. *	18,371	2,246,406
MACOM Technology Solutions Holdings, Inc. *	2,840	799,772
Marvell Technology, Inc.	9,643	1,592,541
Monolithic Power Systems, Inc.	7,091	11,447,781
NVIDIA Corp.	3,105,023	619,669,440
Onto Innovation, Inc. *	1,989	586,874
QUALCOMM, Inc.	37,782	6,784,892
Texas Instruments, Inc.	56,844	15,977,712
		1,085,516,204

Software & Services 14.7%
Adobe, Inc. *	62,593	15,404,137
Appfolio, Inc., Class A *	3,494	583,812
AppLovin Corp., Class A *	36,293	16,199,380
Atlassian Corp., Class A *	25,301	1,735,396
Autodesk, Inc. *	32,728	7,756,536
Bentley Systems, Inc., Class B	25,182	821,437
Cadence Design Systems, Inc. *	41,718	13,749,836
Circle Internet Group, Inc. *	2,846	258,644
Cloudflare, Inc., Class A *	47,709	9,778,914
Crowdstrike Holdings, Inc., Class A *	37,752	16,827,954
Datadog, Inc., Class A *	47,209	6,240,558
Docusign, Inc., Class A *	23,251	1,069,313
Dropbox, Inc., Class A *	10,938	265,684
Dynatrace, Inc. *	44,141	1,598,346
Elastic NV *	14,127	655,917
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fair Isaac Corp. *	2,982	3,056,550
Fortinet, Inc. *	95,054	8,014,003
Gartner, Inc. *	10,531	1,563,748
Gen Digital, Inc.	13,853	267,224
Gitlab, Inc., Class A *	21,264	470,785
Globant SA *	963	39,704
GoDaddy, Inc., Class A *	20,572	1,785,444
Guidewire Software, Inc. *	12,922	1,788,275
HubSpot, Inc. *	7,689	1,705,113
Intuit, Inc.	41,273	16,034,560
Kyndryl Holdings, Inc. *	2,313	31,966
Manhattan Associates, Inc. *	9,683	1,335,189
Microsoft Corp.	998,343	407,104,308
MongoDB, Inc., Class A *	1,149	288,204
nCino, Inc. *	2,442	42,686
Nutanix, Inc., Class A *	9,730	397,860
Okta, Inc. *	10,124	745,633
Oracle Corp.	255,731	41,272,426
Palantir Technologies, Inc., Class A *	332,161	46,206,917
Palo Alto Networks, Inc. *	121,957	21,869,329
Pegasystems, Inc.	5,118	187,063
Procore Technologies, Inc. *	18,818	1,064,722
PTC, Inc. *	2,745	374,143
RingCentral, Inc., Class A	12,109	487,024
Rubrik, Inc., Class A *	12,982	690,383
Salesforce, Inc.	16,028	2,829,423
Samsara, Inc., Class A *	48,481	1,393,344
SentinelOne, Inc., Class A *	32,850	465,156
ServiceNow, Inc. *	159,526	14,087,741
Snowflake, Inc., Class A *	50,351	6,871,401
Strategy, Inc., Class A *	2,884	477,158
Synopsys, Inc. *	21,250	10,255,250
Teradata Corp. *	3,306	87,113
Twilio, Inc., Class A *	3,748	554,929
Tyler Technologies, Inc. *	5,448	1,858,531
Unity Software, Inc. *	2,970	78,467
Workday, Inc., Class A *	32,874	4,023,778
Zscaler, Inc. *	15,254	1,993,393
		694,744,807

Technology Hardware & Equipment 12.5%
Amphenol Corp., Class A	185,783	27,360,262
Apple, Inc.	1,921,193	521,315,721
Arista Networks, Inc. *	157,143	27,140,167
CDW Corp.	2,122	290,523
Dell Technologies, Inc., Class C	6,977	1,457,844
Everpure, Inc., Class A *	42,336	3,024,907
Jabil, Inc.	10,446	3,525,421
Lumentum Holdings, Inc. *	843	760,656
Motorola Solutions, Inc.	10,857	4,766,549
NetApp, Inc.	26,414	2,925,879
Super Micro Computer, Inc. *	39,054	1,070,080
Ubiquiti, Inc.	648	655,782
		594,293,791

Telecommunication Services 0.0%
AST SpaceMobile, Inc. *	30,411	2,247,373
GCI Liberty, Inc., Class C *	3,619	123,951
Iridium Communications, Inc.	1,100	42,977
		2,414,301

Transportation 0.6%
Alaska Air Group, Inc. *	3,245	126,912
American Airlines Group, Inc. *	7,565	88,586
Avis Budget Group, Inc. *(a)	844	152,485
SECURITY	NUMBER OF SHARES	VALUE ($)
Lyft, Inc., Class A *	9,749	137,948
Old Dominion Freight Line, Inc.	1,657	351,997
Southwest Airlines Co.	7,352	278,788
Uber Technologies, Inc. *	306,780	22,888,856
U-Haul Holding Co., Non Voting Shares	6,334	302,068
Union Pacific Corp.	7,336	1,976,905
XPO, Inc. *	3,612	795,110
		27,099,655

Utilities 0.3%
NRG Energy, Inc.	30,874	4,803,377
Vistra Corp.	50,831	8,023,165
		12,826,542
Total Common Stocks (Cost $2,896,250,397)		4,697,963,271

INVESTMENT COMPANIES 0.7% OF NET ASSETS

Equity Funds 0.7%
iShares Russell 1000 Growth ETF	200,000	23,854,000
State Street Consumer Discretionary Select Sector SPDR ETF	10,000	1,183,500
State Street Technology Select Sector SPDR ETF	50,000	7,975,000
		33,012,500
Total Investment Companies (Cost $31,310,552)		33,012,500

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)	16,509,018	16,509,018
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)(d)	1,297,714	1,297,714
		17,806,732
Total Short-Term Investments (Cost $17,806,732)		17,806,732
Total Investments in Securities (Cost $2,945,367,681)		4,748,782,503

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
NASDAQ 100 Index, e-mini, expires 06/18/26	11	6,071,120	172,727
S&P 500 Index, e-mini, expires 06/18/26	1	362,188	3,617
			176,344

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $1,291,078.

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Financial Services 0.0%
Charles Schwab Corp.(a)	$1,899,568	$214,582	($89,927 )	($5,277 )	($63,623 )	$1,955,323	21,337	$12,513

(a)	Issuer is affiliated with the fund’s investment adviser.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,697,963,271	$—	$—	$4,697,963,271
Investment Companies[1]	33,012,500	—	—	33,012,500
Short-Term Investments[1]	17,806,732	—	—	17,806,732
Futures Contracts[2]	176,344	—	—	176,344
Total	$4,748,958,847	$—	$—	$4,748,958,847

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $1,659,018)		$1,955,323
Investments in securities, at value - unaffiliated issuers (cost $2,943,708,663) including securities on loan of $1,291,078		4,746,827,180
Deposit with broker for futures contracts		1,051,467
Receivables:
Fund shares sold		3,405,435
Investments sold		2,385,201
Dividends		858,661
Variation margin on future contracts		187,524
Income from securities on loan	+	2,289
Total assets		4,756,673,080

Liabilities
Collateral held for securities on loan		1,297,714
Payables:
Fund shares redeemed		17,444,441
Investment adviser fees	+	129,731
Total liabilities		18,871,886
Net assets		$4,737,801,194

Net Assets by Source
Capital received from investors		$2,948,773,032
Total distributable earnings	+	1,789,028,162
Net assets		$4,737,801,194

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,737,801,194		267,758,441		$17.69

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $8,970)		$12,382,098
Other Interest		20,696
Dividends received from securities - affiliated issuers		12,513
Securities on loan, net	+	10,662
Total investment income		12,425,969

Expenses
Investment adviser fees		766,497
Total expenses	–	766,497
Net investment income		11,659,472

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(5,277)
Net realized losses on sales of securities - unaffiliated issuers		(12,722,117)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		52,800,764
Net realized gains on futures contracts	+	932,151
Net realized gains		41,005,521
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(63,623)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(113,970,214)
Net change in unrealized appreciation (depreciation) on futures contracts	+	107,255
Net change in unrealized appreciation (depreciation)		(113,926,582)
Net realized and unrealized losses		(72,921,061)
Decrease in net assets resulting from operations		($61,261,589 )
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$11,659,472	$19,868,280
Net realized gains		41,005,521	29,460,237
Net change in unrealized appreciation (depreciation)	+	(113,926,582)	933,349,199
Increase (decrease) in net assets resulting from operations		($61,261,589 )	$982,677,716

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($20,587,419 )	($16,684,287 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		47,439,927	$815,150,100	102,650,417	$1,583,700,561
Shares reinvested		1,010,222	17,618,277	928,317	14,205,613
Shares redeemed	+	(33,677,848)	(578,079,998)	(59,165,274)	(898,041,649)
Net transactions in fund shares		14,772,301	$254,688,379	44,413,460	$699,864,525

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		252,986,140	$4,564,961,823	208,572,680	$2,899,103,869
Total increase	+	14,772,301	172,839,371	44,413,460	1,665,857,954
End of period		267,758,441	$4,737,801,194	252,986,140	$4,564,961,823

[1]
For the period ended October 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 8-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$16.05	$14.83	$11.63	$11.88	$13.41	$9.52
Income (loss) from investment operations:
Net investment income (loss)[2]	0.16	0.30	0.30	0.28	0.25	0.24
Net realized and unrealized gains (losses)	2.06	1.31	3.24	(0.25)	(1.14)	3.87
Total from investment operations	2.22	1.61	3.54	0.03	(0.89)	4.11
Less distributions:
Distributions from net investment income	(0.29)	(0.29)	(0.30)	(0.26)	(0.23)	(0.22)
Distributions from net realized gains	(0.03)	(0.10)	(0.04)	(0.02)	(0.41)	—
Total distributions	(0.32)	(0.39)	(0.34)	(0.28)	(0.64)	(0.22)
Net asset value at end of period	$17.95	$16.05	$14.83	$11.63	$11.88	$13.41
Total return	14.10%*	11.13%	30.97%	0.11%	(7.04%)	43.70%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035%**	0.035%	0.035%	0.035%	0.035%[3]	0.035%
Net investment income (loss)	1.91%**	1.97%	2.18%	2.31%	2.05%	1.97%
Portfolio turnover rate	3%*	16%[4]	30%[4]	42%[4]	15%[4]	20%
Net assets, end of period (x 1,000,000)	$1,072	$919	$763	$593	$648	$576

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on August 15, 2025.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	7,094	427,484
BorgWarner, Inc.	6,875	391,669
Ford Motor Co.	127,307	1,537,868
General Motors Co.	29,453	2,264,641
Gentex Corp.	7,206	166,531
Harley-Davidson, Inc.	3,619	86,458
Lear Corp.	1,690	214,850
Lucid Group, Inc. *(a)	4,514	28,754
QuantumScape Corp., Class A *	14,730	107,382
Rivian Automotive, Inc., Class A *	25,724	421,873
Thor Industries, Inc.	1,665	131,602
Versigent PLC *	2,335	81,655
		5,860,767

Banks 6.7%
Bank of America Corp.	196,922	10,527,450
Bank OZK	3,476	167,404
BOK Financial Corp.	624	83,485
Central BanCo, Inc.	689	18,617
Citigroup, Inc.	46,377	5,935,328
Citizens Financial Group, Inc.	13,980	909,399
Columbia Banking System, Inc.	9,451	279,750
Commerce Bancshares, Inc.	4,400	228,932
Cullen/Frost Bankers, Inc.	1,950	282,613
East West Bancorp, Inc.	4,437	561,147
Fifth Third Bancorp	29,494	1,497,115
First Citizens BancShares, Inc., Class A	286	567,373
First Hawaiian, Inc.	3,907	106,583
First Horizon Corp.	15,544	387,978
FNB Corp.	11,433	204,079
Huntington Bancshares, Inc.	65,313	1,094,646
JPMorgan Chase & Co.	88,485	27,716,157
KeyCorp	30,058	664,582
M&T Bank Corp.	4,948	1,081,781
Pinnacle Financial Partners, Inc.	4,832	478,078
PNC Financial Services Group, Inc.	12,683	2,828,309
Popular, Inc.	1,917	288,183
Prosperity Bancshares, Inc.	3,020	210,343
Regions Financial Corp.	28,196	804,996
Southstate Bank Corp.	3,176	310,200
TFS Financial Corp.	1,698	25,538
Truist Financial Corp.	41,162	2,119,843
U.S. Bancorp	50,872	2,882,408
Webster Financial Corp.	5,240	379,166
Wells Fargo & Co.	100,875	8,294,951
Western Alliance Bancorp	2,761	225,132
Wintrust Financial Corp.	2,147	323,274
Zions Bancorp NA	4,737	300,421
		71,785,261

Capital Goods 10.2%
3M Co.	14,581	2,136,408
A.O. Smith Corp.	3,661	226,396
Acuity, Inc.	1,007	291,798
Advanced Drainage Systems, Inc.	2,284	340,887
AECOM	4,218	354,734
AGCO Corp.	2,029	245,550
Allegion PLC	2,809	386,181
Allison Transmission Holdings, Inc.	2,250	302,288
AMETEK, Inc.	7,512	1,769,076
API Group Corp. *	11,667	533,415
SECURITY	NUMBER OF SHARES	VALUE ($)
Applied Industrial Technologies, Inc.	1,199	366,594
Armstrong World Industries, Inc.	990	168,686
ATI, Inc. *	4,370	679,360
Boeing Co. *	21,153	4,844,672
Builders FirstSource, Inc. *	3,516	278,080
BWX Technologies, Inc.	2,439	527,775
Carlisle Cos., Inc.	1,194	424,180
Carpenter Technology Corp.	1,286	550,665
Carrier Global Corp.	25,611	1,720,291
Caterpillar, Inc.	13,225	11,771,705
CNH Industrial NV	28,538	305,642
Core & Main, Inc., Class A *	2,632	132,574
Crane Co.	1,603	284,901
Cummins, Inc.	4,483	3,008,138
Curtiss-Wright Corp.	1,197	862,079
Deere & Co.	7,958	4,694,185
Donaldson Co., Inc.	3,760	331,519
Dover Corp.	4,408	998,015
Eaton Corp. PLC	12,765	5,527,373
EMCOR Group, Inc.	944	841,737
Emerson Electric Co.	18,358	2,578,198
Esab Corp.	1,873	184,060
Everus Construction Group, Inc. *	1,635	241,048
Fastenal Co.	6,653	298,919
Ferguson Enterprises, Inc.	5,850	1,566,104
Flowserve Corp.	4,124	303,691
Fortive Corp.	10,320	617,033
Fortune Brands Innovations, Inc.	3,950	160,133
Gates Industrial Corp. PLC *	8,172	209,285
Generac Holdings, Inc. *	1,890	489,945
General Dynamics Corp.	8,231	2,833,933
Graco, Inc.	5,403	433,699
Hayward Holdings, Inc. *	6,858	102,939
Hexcel Corp.	2,428	227,916
Honeywell International, Inc.	20,714	4,439,632
Hubbell, Inc., Class B	1,740	884,216
Huntington Ingalls Industries, Inc.	1,274	464,105
IDEX Corp.	2,458	535,475
Illinois Tool Works, Inc.	6,356	1,639,912
Ingersoll Rand, Inc.	12,960	1,034,986
ITT, Inc.	2,786	597,151
Johnson Controls International PLC	19,937	2,911,400
L3Harris Technologies, Inc.	6,086	1,950,867
Leonardo DRS, Inc.	1,508	61,270
Lincoln Electric Holdings, Inc.	1,740	461,100
Loar Holdings, Inc. *	106	5,949
Lockheed Martin Corp.	4,848	2,511,119
Masco Corp.	6,775	486,581
MasTec, Inc. *	1,599	630,086
Middleby Corp. *	1,552	217,839
MSC Industrial Direct Co., Inc., Class A	1,420	145,223
Mueller Industries, Inc.	3,528	477,797
Nordson Corp.	1,727	498,153
Northrop Grumman Corp.	4,355	2,523,635
nVent Electric PLC	5,176	739,650
Oshkosh Corp.	2,046	319,790
Otis Worldwide Corp.	12,728	991,257
Owens Corning	2,666	328,824
PACCAR, Inc.	16,795	1,995,246
Parker-Hannifin Corp.	4,120	3,746,810
Pentair PLC	5,338	430,830
Quanta Services, Inc.	1,083	788,175
QXO, Inc. *	20,998	421,430
RBC Bearings, Inc. *	804	481,668
Regal Rexnord Corp.	2,158	464,035
Rockwell Automation, Inc.	3,389	1,385,796
RTX Corp.	43,578	7,672,779
Sensata Technologies Holding PLC	4,707	196,000
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Simpson Manufacturing Co., Inc.	1,230	234,598
SiteOne Landscape Supply, Inc. *	965	121,638
Snap-on, Inc.	1,664	637,978
StandardAero, Inc. *	6,766	168,203
Stanley Black & Decker, Inc.	5,064	395,802
Textron, Inc.	5,721	548,987
Timken Co.	2,042	226,437
Toro Co.	3,200	304,544
TransDigm Group, Inc.	1,488	1,726,050
Trex Co., Inc. *	3,475	136,220
United Rentals, Inc.	2,070	1,986,869
Valmont Industries, Inc.	638	324,130
Watsco, Inc.	1,136	497,386
WESCO International, Inc.	1,559	544,278
Westinghouse Air Brake Technologies Corp.	5,515	1,488,443
WillScot Holdings Corp.	4,360	98,710
Woodward, Inc.	1,950	707,831
WW Grainger, Inc.	209	242,722
Xylem, Inc.	7,915	935,236
		108,916,655

Commercial & Professional Services 0.8%
Amentum Holdings, Inc. *	5,257	137,891
Automatic Data Processing, Inc.	966	204,734
Broadridge Financial Solutions, Inc.	365	56,203
CACI International, Inc., Class A *	702	364,717
Clarivate PLC *	11,819	33,921
Clean Harbors, Inc. *	1,645	514,359
Concentrix Corp.	1,363	32,467
Copart, Inc. *	2,077	68,769
Equifax, Inc.	3,280	570,523
FTI Consulting, Inc. *	966	173,204
Genpact Ltd.	5,138	178,546
Jacobs Solutions, Inc.	3,813	493,440
KBR, Inc.	3,768	141,262
Leidos Holdings, Inc.	4,165	621,501
ManpowerGroup, Inc.	1,485	44,951
MSA Safety, Inc.	1,211	201,498
Parsons Corp. *	1,701	85,747
Paychex, Inc.	7,246	671,197
Paycom Software, Inc.	734	93,042
Paylocity Holding Corp. *	113	11,920
RB Global, Inc.	5,662	590,547
Republic Services, Inc., Class A	6,585	1,377,714
Robert Half, Inc.	3,269	86,988
Science Applications International Corp.	1,452	140,510
SS&C Technologies Holdings, Inc.	6,837	473,804
Tetra Tech, Inc.	6,901	223,040
TransUnion	6,329	449,359
Veralto Corp.	4,884	430,769
Verisk Analytics, Inc., Class A	1,834	338,355
		8,810,978

Consumer Discretionary Distribution & Retail 4.0%
Amazon.com, Inc. *	85,901	22,768,919
AutoNation, Inc. *	878	186,470
AutoZone, Inc. *	459	1,700,150
Bath & Body Works, Inc.	6,632	128,926
Best Buy Co., Inc.	6,316	382,055
CarMax, Inc. *	4,565	179,450
Dick's Sporting Goods, Inc.	2,067	469,044
Dillard's, Inc., Class A	97	55,214
eBay, Inc.	14,737	1,524,985
Etsy, Inc. *	1,295	83,320
Five Below, Inc. *	1,765	415,940
SECURITY	NUMBER OF SHARES	VALUE ($)
Floor & Decor Holdings, Inc., Class A *	2,388	115,579
GameStop Corp., Class A *	13,259	330,812
Gap, Inc.	7,324	180,097
Genuine Parts Co.	4,524	485,109
Home Depot, Inc.	7,716	2,537,021
Lithia Motors, Inc., Class A	694	201,343
LKQ Corp.	8,367	264,230
Lowe's Cos., Inc.	18,256	4,359,350
Macy's, Inc.	8,637	168,853
Ollie's Bargain Outlet Holdings, Inc. *	1,989	172,068
O'Reilly Automotive, Inc. *	2,214	220,072
Penske Automotive Group, Inc.	609	104,456
Pool Corp.	880	187,722
RH *	438	57,798
Ross Stores, Inc.	8,314	1,893,846
TJX Cos., Inc.	18,216	2,855,358
Ulta Beauty, Inc. *	1,083	582,091
Valvoline, Inc. *	566	18,808
Wayfair, Inc., Class A *	2,617	167,305
Williams-Sonoma, Inc.	3,181	576,429
		43,372,820

Consumer Durables & Apparel 0.9%
Amer Sports, Inc. *	4,795	168,161
Birkenstock Holding PLC *	971	37,617
Brunswick Corp.	2,146	170,500
Columbia Sportswear Co.	829	50,503
Crocs, Inc. *	1,621	165,310
DR Horton, Inc.	8,419	1,295,347
Garmin Ltd.	5,300	1,331,042
Hasbro, Inc.	4,566	437,605
Lennar Corp., Class A	7,006	632,642
Lululemon Athletica, Inc. *	1,426	196,360
Mattel, Inc. *	10,219	154,102
Mohawk Industries, Inc. *	1,642	173,329
Newell Brands, Inc.	13,342	54,435
NIKE, Inc., Class B	38,169	1,693,177
NVR, Inc. *	88	555,797
PulteGroup, Inc.	6,345	776,374
PVH Corp.	1,458	133,319
Ralph Lauren Corp., Class A	1,152	413,153
SharkNinja, Inc. *	2,249	259,827
Tapestry, Inc.	546	79,192
Toll Brothers, Inc.	3,085	438,502
TopBuild Corp. *	847	374,967
Under Armour, Inc., Class A *	11,795	74,191
VF Corp.	11,405	215,897
Whirlpool Corp. (a)	1,924	107,859
YETI Holdings, Inc. *	2,569	101,373
		10,090,581

Consumer Services 1.5%
ADT, Inc.	16,495	124,207
Aramark	8,463	386,674
Booking Holdings, Inc.	1,600	269,376
Boyd Gaming Corp.	1,788	155,467
Bright Horizons Family Solutions, Inc. *	1,566	127,018
Caesars Entertainment, Inc. *	6,521	181,284
Carnival Corp.	25,725	681,970
Choice Hotels International, Inc.	591	58,556
Churchill Downs, Inc.	340	34,337
Darden Restaurants, Inc.	178	35,700
Domino's Pizza, Inc.	711	241,328
Flutter Entertainment PLC *	895	96,597
Grand Canyon Education, Inc. *	653	110,403
H&R Block, Inc.	3,435	108,993
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyatt Hotels Corp., Class A	1,302	218,176
Liberty Live Holdings, Inc., Class C *	2,174	203,486
Marriott International, Inc., Class A	1,687	610,171
McDonald's Corp.	21,968	6,449,585
MGM Resorts International *	6,636	258,406
Norwegian Cruise Line Holdings Ltd. *	1,425	25,906
Penn Entertainment, Inc. *	4,259	74,362
Restaurant Brands International, Inc.	3,997	322,478
Service Corp. International	4,418	357,991
Starbucks Corp.	32,147	3,386,044
Travel & Leisure Co.	1,318	85,222
Vail Resorts, Inc.	216	27,471
Wendy's Co.	2,929	20,386
Wyndham Hotels & Resorts, Inc.	232	18,880
Wynn Resorts Ltd.	2,465	264,026
Yum! Brands, Inc.	6,016	960,454
		15,894,954

Consumer Staples Distribution & Retail 2.3%
Albertsons Cos., Inc., Class A	11,665	196,555
BJ's Wholesale Club Holdings, Inc. *	3,610	338,943
Casey's General Stores, Inc.	1,027	844,348
Dollar General Corp.	7,141	827,499
Dollar Tree, Inc. *	6,109	593,245
Kroger Co.	18,880	1,285,162
Maplebear, Inc. *	5,601	237,202
Performance Food Group Co. *	4,380	396,653
Sysco Corp.	7,239	540,826
Target Corp.	14,818	1,922,635
U.S. Foods Holding Corp. *	7,326	684,908
Walmart, Inc.	127,552	16,827,935
		24,695,911

Energy 6.9%
Antero Midstream Corp.	10,961	239,608
Antero Resources Corp. *	9,361	367,513
APA Corp.	11,493	468,110
Baker Hughes Co., Class A	32,324	2,252,013
Cheniere Energy, Inc.	3,813	1,048,384
Chevron Corp.	61,023	11,796,356
Chord Energy Corp.	1,827	266,011
ConocoPhillips	40,304	5,069,437
Coterra Energy, Inc.	24,633	884,571
Devon Energy Corp.	19,774	1,015,790
Diamondback Energy, Inc.	6,397	1,315,415
DT Midstream, Inc.	3,310	489,847
EOG Resources, Inc.	17,805	2,502,849
EQT Corp.	19,626	1,179,130
Expand Energy Corp.	7,408	756,727
Exxon Mobil Corp.	137,610	21,237,351
Halliburton Co.	27,281	1,153,986
HF Sinclair Corp.	4,547	305,604
Kinder Morgan, Inc.	63,376	2,083,169
Marathon Petroleum Corp.	9,799	2,432,994
Matador Resources Co.	3,784	240,057
NOV, Inc.	11,760	240,610
Occidental Petroleum Corp.	22,927	1,388,918
ONEOK, Inc.	20,375	1,883,873
Ovintiv, Inc.	9,362	576,231
Permian Resources Corp., Class A	22,232	480,656
Phillips 66	12,195	2,184,734
Range Resources Corp.	7,712	335,472
SLB Ltd.	45,002	2,559,714
TechnipFMC PLC	13,028	984,526
Valero Energy Corp.	9,903	2,501,300
Viper Energy, Inc., Class A	6,057	299,095
SECURITY	NUMBER OF SHARES	VALUE ($)
Weatherford International PLC	2,304	254,246
Williams Cos., Inc.	37,565	2,866,585
		73,660,882

Equity Real Estate Investment Trusts (REITs) 3.7%
Agree Realty Corp.	3,657	281,991
Alexandria Real Estate Equities, Inc.	5,600	226,856
American Homes 4 Rent, Class A	11,071	352,501
Americold Realty Trust, Inc.	9,381	114,730
AvalonBay Communities, Inc.	4,639	848,937
Brixmor Property Group, Inc.	9,949	299,365
BXP, Inc.	5,159	301,595
Camden Property Trust	3,433	360,534
Cousins Properties, Inc.	5,509	141,086
Crown Castle, Inc.	14,140	1,255,349
CubeSmart	7,359	297,892
Digital Realty Trust, Inc.	11,211	2,252,738
EastGroup Properties, Inc.	1,723	346,668
EPR Properties	2,483	138,576
Equinix, Inc.	3,183	3,446,648
Equity LifeStyle Properties, Inc.	6,273	397,018
Equity Residential	12,339	806,724
Essex Property Trust, Inc.	2,066	543,792
Extra Space Storage, Inc.	6,848	981,524
Federal Realty Investment Trust	2,777	307,969
Fermi, Inc. *(a)	1,171	6,007
First Industrial Realty Trust, Inc.	4,183	259,388
Gaming & Leisure Properties, Inc.	8,850	428,871
Healthcare Realty Trust, Inc., Class A	10,654	199,230
Healthpeak Properties, Inc.	22,680	366,736
Highwoods Properties, Inc.	3,474	84,453
Host Hotels & Resorts, Inc.	22,313	471,474
Invitation Homes, Inc.	20,000	575,400
Iron Mountain, Inc.	9,569	1,205,598
Kilroy Realty Corp.	3,873	128,816
Kimco Realty Corp.	21,752	514,217
Lineage, Inc.	2,348	86,594
Medical Properties Trust, Inc. (a)	16,014	79,109
Mid-America Apartment Communities, Inc.	3,781	488,430
Millrose Properties, Inc., Class A	4,944	151,632
National Storage Affiliates Trust	2,270	96,611
NNN REIT, Inc.	6,135	268,652
Omega Healthcare Investors, Inc.	9,615	451,617
Park Hotels & Resorts, Inc.	5,822	66,778
Prologis, Inc.	30,213	4,290,850
Public Storage	4,464	1,350,137
Rayonier, Inc.	9,632	204,295
Realty Income Corp.	29,846	1,917,307
Regency Centers Corp.	5,872	457,135
Rexford Industrial Realty, Inc.	7,618	273,410
SBA Communications Corp., Class A	3,443	761,592
Simon Property Group, Inc.	8,221	1,674,700
STAG Industrial, Inc.	6,054	233,563
Sun Communities, Inc.	3,234	413,435
UDR, Inc.	10,235	371,940
Ventas, Inc.	15,235	1,338,547
VICI Properties, Inc., Class A	35,354	1,032,337
Vornado Realty Trust	5,814	173,780
Welltower, Inc.	22,397	4,867,764
Weyerhaeuser Co.	23,594	578,525
WP Carey, Inc.	7,036	513,135
		40,084,558

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 9.6%
Affiliated Managers Group, Inc.	890	262,256
Affirm Holdings, Inc. *	3,647	234,429
AGNC Investment Corp.	35,777	394,262
Ally Financial, Inc.	7,901	350,725
American Express Co.	11,823	3,819,420
Ameriprise Financial, Inc.	275	130,567
Annaly Capital Management, Inc.	23,142	529,952
Apollo Global Management, Inc.	4,144	533,416
Bank of New York Mellon Corp.	20,800	2,794,896
Berkshire Hathaway, Inc., Class B *	60,076	28,451,994
Blackrock, Inc.	4,969	5,294,966
Block, Inc. *	10,960	772,790
Brookfield Asset Management Ltd., Class A	8,177	392,578
Bullish *	878	33,127
Capital One Financial Corp.	20,015	3,828,869
Carlyle Group, Inc.	8,509	426,046
Cboe Global Markets, Inc.	3,419	1,026,008
Charles Schwab Corp. (b)	49,473	4,533,706
CME Group, Inc.	11,714	3,371,523
Coinbase Global, Inc., Class A *	6,547	1,229,330
Corebridge Financial, Inc.	8,897	245,023
Credit Acceptance Corp. *	111	56,045
Euronet Worldwide, Inc. *	1,293	93,587
Evercore, Inc., Class A	1,196	384,263
FactSet Research Systems, Inc.	1,141	259,669
Fidelity National Information Services, Inc.	16,857	784,356
Figure Technology Solutions, Inc., Class A *	891	31,274
Fiserv, Inc. *	12,638	791,771
Franklin Resources, Inc.	8,701	260,769
Freedom Holding Corp. *	81	12,136
Global Payments, Inc.	7,657	550,998
Goldman Sachs Group, Inc.	9,056	8,365,661
Hamilton Lane, Inc., Class A	446	41,028
Houlihan Lokey, Inc., Class A	1,081	167,285
Interactive Brokers Group, Inc., Class A	13,228	1,051,626
Intercontinental Exchange, Inc.	18,582	2,937,628
Invesco Ltd.	11,836	310,222
Jack Henry & Associates, Inc.	2,377	365,464
Janus Henderson Group PLC	3,956	204,169
Jefferies Financial Group, Inc.	3,790	182,754
KKR & Co., Inc.	16,599	1,731,940
Lazard, Inc.	2,414	117,079
MarketAxess Holdings, Inc.	1,197	188,156
MGIC Investment Corp.	7,139	189,041
Morgan Stanley	36,953	7,042,872
Morningstar, Inc.	226	38,128
MSCI, Inc., Class A	1,180	697,864
Nasdaq, Inc.	14,731	1,353,926
Northern Trust Corp.	6,020	1,001,367
OneMain Holdings, Inc.	3,855	226,558
PayPal Holdings, Inc.	30,491	1,528,819
Raymond James Financial, Inc.	5,802	918,573
Rithm Capital Corp.	18,113	177,145
Robinhood Markets, Inc., Class A *	21,422	1,561,450
Rocket Cos., Inc., Class A *	30,676	448,483
S&P Global, Inc.	9,874	4,257,965
SEI Investments Co.	3,344	303,234
SLM Corp.	5,562	128,371
SoFi Technologies, Inc. *	33,944	546,498
Starwood Property Trust, Inc.	11,196	205,559
State Street Corp.	9,062	1,385,036
Stifel Financial Corp.	4,843	381,677
Synchrony Financial	11,286	859,993
SECURITY	NUMBER OF SHARES	VALUE ($)
T. Rowe Price Group, Inc.	7,030	723,246
TPG, Inc.	358	15,616
Tradeweb Markets, Inc., Class A	3,490	395,242
UWM Holdings Corp.	6,403	22,667
Virtu Financial, Inc., Class A	2,627	130,457
Voya Financial, Inc.	3,124	256,043
Western Union Co.	10,420	94,718
WEX, Inc. *	1,012	152,134
XP, Inc., Class A	11,817	226,414
		102,812,859

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	54,945	3,991,754
Archer-Daniels-Midland Co.	15,579	1,161,259
Boston Beer Co., Inc., Class A *	245	58,075
Brown-Forman Corp., Class B	6,056	156,063
Bunge Global SA	4,243	539,158
Campbell's Co.	6,246	129,854
Coca-Cola Co.	64,775	5,101,679
Coca-Cola Consolidated, Inc.	1,607	329,547
Conagra Brands, Inc.	15,574	223,487
Constellation Brands, Inc., Class A	4,616	722,773
Darling Ingredients, Inc. *	4,484	288,007
Flowers Foods, Inc.	6,362	57,640
Freshpet, Inc. *	1,112	74,927
General Mills, Inc.	17,426	615,312
Hershey Co.	4,163	773,236
Hormel Foods Corp.	9,492	203,793
Ingredion, Inc.	2,070	231,302
J.M. Smucker Co.	3,363	329,675
Keurig Dr. Pepper, Inc.	42,196	1,240,562
Kraft Heinz Co.	27,842	630,900
Lamb Weston Holdings, Inc.	4,345	189,225
McCormick & Co., Inc. - Non Voting Shares	8,209	417,346
Molson Coors Beverage Co., Class B	5,287	225,966
Mondelez International, Inc., Class A	42,208	2,593,260
PepsiCo, Inc.	38,522	6,105,352
Philip Morris International, Inc.	50,747	8,376,807
Pilgrim's Pride Corp.	1,436	47,532
Post Holdings, Inc. *	1,478	154,820
Primo Brands Corp.	8,314	169,439
Seaboard Corp.	8	45,487
Smithfield Foods, Inc.	1,602	42,101
Tyson Foods, Inc., Class A	9,002	576,758
		35,803,096

Health Care Equipment & Services 4.6%
Abbott Laboratories	56,401	5,120,647
Acadia Healthcare Co., Inc. *	2,918	75,562
Align Technology, Inc. *	2,192	385,814
Baxter International, Inc.	16,566	291,230
Becton Dickinson & Co.	9,332	1,390,841
Boston Scientific Corp. *	39,792	2,292,417
Cardinal Health, Inc.	3,877	747,796
Centene Corp. *	15,981	858,020
Certara, Inc. *	3,639	22,307
Chemed Corp.	416	176,792
Cigna Group	7,903	2,296,454
Cooper Cos., Inc. *	6,366	400,421
CVS Health Corp.	40,795	3,397,816
Dentsply Sirona, Inc.	6,575	77,256
Edwards Lifesciences Corp. *	18,776	1,567,796
Elevance Health, Inc.	7,248	2,728,292
Encompass Health Corp.	3,230	323,000
Envista Holdings Corp. *	5,413	140,413
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
GE HealthCare Technologies, Inc.	14,878	905,177
Globus Medical, Inc., Class A *	3,640	328,255
HCA Healthcare, Inc.	4,165	1,809,484
Henry Schein, Inc. *	3,276	244,357
Humana, Inc.	3,924	927,791
Labcorp Holdings, Inc.	2,730	701,064
McKesson Corp.	310	252,712
Medline, Inc., Class A *	10,566	469,870
Medtronic PLC	41,770	3,382,117
Molina Healthcare, Inc. *	743	144,603
Quest Diagnostics, Inc.	3,623	703,587
ResMed, Inc.	3,632	776,558
Solventum Corp. *	4,793	322,856
STERIS PLC	3,196	693,148
Stryker Corp.	8,328	2,624,403
Teleflex, Inc.	1,422	176,200
Tenet Healthcare Corp. *	2,826	500,541
UnitedHealth Group, Inc.	29,640	10,981,027
Universal Health Services, Inc., Class B	1,720	289,424
Veeva Systems, Inc., Class A *	982	153,163
Zimmer Biomet Holdings, Inc.	6,427	529,778
		49,208,989

Household & Personal Products 1.5%
BellRing Brands, Inc. *	3,778	67,248
Church & Dwight Co., Inc.	7,855	762,406
Clorox Co.	3,955	381,420
Colgate-Palmolive Co.	13,769	1,175,322
Coty, Inc., Class A *	11,218	27,596
elf Beauty, Inc. *	1,871	119,688
Estee Lauder Cos., Inc., Class A	7,966	611,072
Kenvue, Inc.	61,771	1,082,846
Kimberly-Clark Corp.	6,912	680,348
Procter & Gamble Co.	76,507	11,253,415
Reynolds Consumer Products, Inc.	1,828	38,333
		16,199,694

Insurance 3.1%
Aflac, Inc.	15,344	1,744,153
Allstate Corp.	8,500	1,846,710
American Financial Group, Inc.	2,159	287,730
American International Group, Inc.	17,536	1,311,693
Aon PLC, Class A	521	162,370
Arch Capital Group Ltd. *	11,470	1,083,456
Arthur J Gallagher & Co.	7,766	1,602,902
Assurant, Inc.	1,634	386,065
Assured Guaranty Ltd.	1,381	113,104
Axis Capital Holdings Ltd.	2,405	241,486
Brighthouse Financial, Inc. *	1,873	116,613
Brown & Brown, Inc.	8,293	498,824
Chubb Ltd.	11,905	3,892,935
Cincinnati Financial Corp.	5,014	820,290
CNA Financial Corp.	736	35,497
Everest Group Ltd.	1,165	415,625
Fidelity National Financial, Inc.	8,360	437,228
First American Financial Corp.	3,175	222,663
Globe Life, Inc.	2,581	398,248
Hanover Insurance Group, Inc.	1,158	217,345
Hartford Insurance Group, Inc.	9,144	1,250,991
Kemper Corp.	1,854	62,461
Lincoln National Corp.	5,611	212,152
Loews Corp.	5,481	617,216
Markel Group, Inc. *	323	572,508
Marsh & McLennan Cos., Inc.	13,949	2,339,387
MetLife, Inc.	18,088	1,448,849
Old Republic International Corp.	7,430	296,829
SECURITY	NUMBER OF SHARES	VALUE ($)
Primerica, Inc.	1,042	293,083
Principal Financial Group, Inc.	7,097	716,158
Progressive Corp.	18,130	3,649,206
Prudential Financial, Inc.	11,384	1,116,884
Reinsurance Group of America, Inc.	2,150	454,639
RenaissanceRe Holdings Ltd.	1,470	451,246
RLI Corp.	2,507	129,787
Travelers Cos., Inc.	7,073	2,158,255
Unum Group	5,438	437,107
W.R. Berkley Corp.	7,337	490,332
White Mountains Insurance Group Ltd.	81	180,791
Willis Towers Watson PLC	3,123	800,113
		33,512,931

Materials 4.1%
Air Products & Chemicals, Inc.	7,239	2,172,062
Albemarle Corp.	3,834	754,148
Alcoa Corp.	8,411	536,538
Amcor PLC	14,987	570,105
Anglogold Ashanti PLC	14,437	1,353,180
AptarGroup, Inc.	2,126	262,944
Ashland, Inc.	1,437	76,535
Avery Dennison Corp.	2,495	409,005
Axalta Coating Systems Ltd. *	6,999	199,052
Ball Corp.	8,716	532,373
Celanese Corp., Class A	3,579	242,513
CF Industries Holdings, Inc.	5,050	627,210
Cleveland-Cliffs, Inc. *	18,420	187,884
Corteva, Inc.	22,065	1,787,486
CRH PLC	21,846	2,587,003
Crown Holdings, Inc.	3,778	371,415
Dow, Inc.	23,001	931,310
DuPont de Nemours, Inc.	13,569	619,561
Eagle Materials, Inc.	955	200,655
Eastman Chemical Co.	3,701	270,506
Ecolab, Inc.	6,143	1,600,866
Element Solutions, Inc.	7,367	313,761
FMC Corp.	4,189	64,427
Freeport-McMoRan, Inc.	46,587	2,691,797
Graphic Packaging Holding Co.	9,352	89,125
Huntsman Corp.	5,412	77,770
International Flavors & Fragrances, Inc.	8,307	583,151
International Paper Co.	17,044	518,478
James Hardie Industries PLC, ADR *	1,821	38,223
Linde PLC	15,296	7,665,437
Louisiana-Pacific Corp.	2,054	148,278
LyondellBasell Industries NV, Class A	8,373	624,626
Martin Marietta Materials, Inc.	1,949	1,206,567
Mosaic Co.	10,156	236,330
MP Materials Corp. *	4,591	303,190
NewMarket Corp.	203	137,151
Newmont Corp.	35,785	3,975,356
Nucor Corp.	7,469	1,682,691
Olin Corp.	3,787	107,854
Packaging Corp. of America	2,885	615,803
PPG Industries, Inc.	7,317	793,894
Reliance, Inc.	1,702	616,975
Royal Gold, Inc.	2,740	639,461
RPM International, Inc.	4,129	420,704
Scotts Miracle-Gro Co.	1,385	86,839
Sherwin-Williams Co.	707	227,378
Silgan Holdings, Inc.	2,845	115,365
Smurfit Westrock PLC	17,021	653,436
Solstice Advanced Materials, Inc.	5,190	425,320
Sonoco Products Co.	3,236	161,671
Southern Copper Corp.	2,743	470,946
Steel Dynamics, Inc.	4,018	918,756
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vulcan Materials Co.	4,297	1,296,577
Westlake Corp.	1,104	127,269
		44,326,957

Media & Entertainment 6.6%
Alphabet, Inc., Class A	67,204	25,860,099
Alphabet, Inc., Class C	54,720	20,899,757
Charter Communications, Inc., Class A *	2,660	439,352
DoubleVerify Holdings, Inc. *	2,208	24,332
Electronic Arts, Inc.	8,200	1,659,434
Fox Corp., Class A	11,072	702,961
IAC, Inc. *	2,096	93,398
Liberty Broadband Corp., Class C *	3,394	130,635
Liberty Media Corp.-Liberty Formula One, Class C *	5,154	442,986
Madison Square Garden Sports Corp. *	522	178,764
Match Group, Inc.	7,703	288,246
Meta Platforms, Inc., Class A	12,684	7,761,467
New York Times Co., Class A	5,243	414,354
News Corp., Class A	16,907	444,992
Nexstar Media Group, Inc., Class A	855	177,960
NIQ Global Intelligence PLC *	1,124	12,285
Omnicom Group, Inc.	10,146	778,401
Pinterest, Inc., Class A *	9,658	189,876
Roku, Inc. *	3,674	428,241
Sirius XM Holdings, Inc.	6,104	164,442
Take-Two Interactive Software, Inc. *	3,934	840,932
TKO Group Holdings, Inc.	1,228	228,519
Trump Media & Technology Group Corp. *	2,771	25,355
Versant Media Group, Inc.	4,688	188,411
Walt Disney Co.	57,864	6,003,390
Warner Bros Discovery, Inc. *	75,900	2,053,095
ZoomInfo Technologies, Inc., Class A *	8,274	51,713
		70,483,397

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Agilent Technologies, Inc.	9,262	1,070,224
Amgen, Inc.	4,602	1,593,443
Avantor, Inc. *	21,394	173,291
Biogen, Inc. *	4,750	899,080
BioMarin Pharmaceutical, Inc. *	6,149	331,493
Bio-Rad Laboratories, Inc., Class A *	599	167,792
Bio-Techne Corp.	5,040	278,813
Bristol-Myers Squibb Co.	53,609	3,248,169
Bruker Corp.	3,299	121,106
Caris Life Sciences, Inc. *	1,496	28,424
Charles River Laboratories International, Inc. *	1,588	265,148
Danaher Corp.	20,510	3,670,265
Elanco Animal Health, Inc. *	16,112	360,426
Exelixis, Inc. *	1,661	73,848
Gilead Sciences, Inc.	29,644	3,878,621
Illumina, Inc. *	5,005	634,334
Incyte Corp. *	3,846	366,408
Insmed, Inc. *	442	60,258
Ionis Pharmaceuticals, Inc. *	399	29,829
IQVIA Holdings, Inc. *	5,491	869,610
Jazz Pharmaceuticals PLC *	1,892	384,114
Johnson & Johnson	78,383	18,016,333
Merck & Co., Inc.	80,949	8,838,012
Mettler-Toledo International, Inc. *	669	854,052
Moderna, Inc. *	11,687	536,901
Neurocrine Biosciences, Inc. *	454	59,778
Organon & Co.	9,021	119,528
Perrigo Co. PLC	4,708	55,743
SECURITY	NUMBER OF SHARES	VALUE ($)
Pfizer, Inc.	185,042	4,940,621
Qiagen NV	6,604	228,366
Regeneron Pharmaceuticals, Inc.	3,306	2,337,540
Repligen Corp. *	1,501	177,583
Revolution Medicines, Inc. *	5,843	842,093
Revvity, Inc.	3,663	317,289
Roivant Sciences Ltd. *	13,896	396,453
Royalty Pharma PLC, Class A	12,562	629,231
Sarepta Therapeutics, Inc. *	460	9,605
Sotera Health Co. *	7,152	111,285
Thermo Fisher Scientific, Inc.	12,300	5,891,208
United Therapeutics Corp. *	1,380	788,463
Viatris, Inc.	37,761	564,149
Viking Therapeutics, Inc. *	3,299	102,863
Waters Corp. *	2,186	675,977
West Pharmaceutical Services, Inc.	2,327	692,492
Zoetis, Inc.	2,920	335,712
		66,025,973

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	8,614	1,229,476
CoStar Group, Inc. *	11,971	414,317
Howard Hughes Holdings, Inc. *	992	61,772
Jones Lang LaSalle, Inc. *	1,115	354,715
Zillow Group, Inc., Class C *	6,983	310,045
		2,370,325

Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc. *	21,772	7,717,956
Allegro MicroSystems, Inc. *	3,958	191,963
Amkor Technology, Inc.	4,010	279,698
Analog Devices, Inc.	15,921	6,404,382
Applied Materials, Inc.	18,510	7,302,010
Cirrus Logic, Inc. *	1,658	270,387
Entegris, Inc.	4,100	579,658
First Solar, Inc. *	3,318	669,871
GLOBALFOUNDRIES, Inc. *	3,959	255,751
Intel Corp. *	143,726	13,579,233
Lattice Semiconductor Corp. *	685	83,762
MACOM Technology Solutions Holdings, Inc. *	1,628	458,461
Marvell Technology, Inc.	25,648	4,235,767
Microchip Technology, Inc.	17,195	1,597,587
Micron Technology, Inc.	36,394	18,821,521
MKS, Inc.	2,182	619,143
ON Semiconductor Corp. *	13,110	1,321,619
Onto Innovation, Inc. *	1,241	366,169
Qnity Electronics, Inc.	6,827	960,286
Qorvo, Inc. *	2,753	259,388
QUALCOMM, Inc.	26,868	4,824,955
Skyworks Solutions, Inc.	4,914	344,815
Teradyne, Inc.	5,105	1,753,414
Texas Instruments, Inc.	17,491	4,916,370
Universal Display Corp.	1,447	126,019
		77,940,185

Software & Services 2.5%
Accenture PLC, Class A	20,041	3,581,527
Akamai Technologies, Inc. *	4,590	472,678
Amdocs Ltd.	3,482	225,181
Aurora Innovation, Inc. *	37,467	220,306
Bill Holdings, Inc. *	2,626	99,788
CCC Intelligent Solutions Holdings, Inc. *	19,565	102,521
Circle Internet Group, Inc. *	3,147	285,999
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cognizant Technology Solutions Corp., Class A	15,714	831,271
Docusign, Inc., Class A *	1,534	70,549
Dolby Laboratories, Inc., Class A	1,949	125,009
Dropbox, Inc., Class A *	4,030	97,889
DXC Technology Co. *	5,373	60,822
EPAM Systems, Inc. *	1,747	198,774
Fair Isaac Corp. *	132	135,300
Gen Digital, Inc.	15,892	306,557
Globant SA *	1,221	50,342
International Business Machines Corp.	30,305	6,999,849
Kyndryl Holdings, Inc. *	6,908	95,468
MongoDB, Inc., Class A *	2,326	583,431
nCino, Inc. *	3,244	56,705
Nutanix, Inc., Class A *	6,308	257,934
Okta, Inc. *	3,276	241,277
Pegasystems, Inc.	2,032	74,270
PTC, Inc. *	3,380	460,694
Roper Technologies, Inc.	3,499	1,241,480
Rubrik, Inc., Class A *	1,873	99,606
SailPoint, Inc. *	1,794	20,487
Salesforce, Inc.	26,372	4,655,449
SentinelOne, Inc., Class A *	2,641	37,397
Strategy, Inc., Class A *	9,585	1,585,838
Synopsys, Inc. *	1,652	797,255
Teradata Corp. *	2,380	62,713
Trimble, Inc. *	7,781	523,817
Twilio, Inc., Class A *	3,803	563,072
Tyler Technologies, Inc. *	248	84,603
UiPath, Inc., Class A *	13,152	135,466
Unity Software, Inc. *	10,053	265,600
VeriSign, Inc.	2,702	725,919
Zoom Communications, Inc. *	8,703	845,496
		27,278,339

Technology Hardware & Equipment 4.3%
Arrow Electronics, Inc. *	1,689	317,245
Avnet, Inc.	2,631	217,084
CDW Corp.	3,919	536,550
Ciena Corp. *	4,596	2,424,758
Cisco Systems, Inc.	129,644	11,862,426
Cognex Corp.	5,470	303,640
Coherent Corp. *	5,702	1,822,986
Corning, Inc.	25,430	4,176,623
Crane NXT Co.	1,540	68,807
Dell Technologies, Inc., Class C	8,790	1,836,671
Everpure, Inc., Class A *	1,434	102,459
F5, Inc. *	1,838	595,328
Flex Ltd. *	11,969	1,095,762
Hewlett Packard Enterprise Co.	43,385	1,248,186
HP, Inc.	29,921	624,152
Ingram Micro Holding Corp.	616	18,954
IPG Photonics Corp. *	795	94,541
Jabil, Inc.	1,176	396,888
Keysight Technologies, Inc. *	5,609	1,962,645
Littelfuse, Inc.	801	323,740
Lumentum Holdings, Inc. *	2,124	1,916,528
Motorola Solutions, Inc.	3,135	1,376,359
NetApp, Inc.	3,923	434,551
Ralliant Corp.	3,657	166,174
Sandisk Corp. *	4,658	5,107,544
Super Micro Computer, Inc. *	9,131	250,189
TD SYNNEX Corp.	2,487	567,484
Teledyne Technologies, Inc. *	1,514	977,817
Vontier Corp.	4,729	169,677
Western Digital Corp.	11,082	4,815,351
SECURITY	NUMBER OF SHARES	VALUE ($)
Zebra Technologies Corp., Class A *	1,649	373,103
		46,184,222

Telecommunication Services 1.8%
AST SpaceMobile, Inc. *	527	38,945
AT&T, Inc.	225,115	5,882,255
Comcast Corp., Class A	117,728	3,183,365
GCI Liberty, Inc., Class C *	984	33,702
Iridium Communications, Inc.	2,754	107,599
Liberty Global Ltd., Class C *	9,867	111,892
Millicom International Cellular SA	3,250	275,860
T-Mobile U.S., Inc.	15,695	3,068,372
Verizon Communications, Inc.	137,567	6,607,343
		19,309,333

Transportation 2.3%
Alaska Air Group, Inc. *	3,051	119,325
American Airlines Group, Inc. *	20,071	235,031
Avis Budget Group, Inc. *	367	66,306
CH Robinson Worldwide, Inc.	3,827	695,787
CSX Corp.	61,143	2,777,726
Delta Air Lines, Inc.	21,272	1,446,283
Expeditors International of Washington, Inc.	4,336	641,251
FedEx Corp.	6,982	2,815,910
GXO Logistics, Inc. *	3,698	211,267
JB Hunt Transport Services, Inc.	2,486	625,303
Kirby Corp. *	1,739	261,789
Knight-Swift Transportation Holdings, Inc.	5,142	333,716
Landstar System, Inc.	1,101	202,661
Lyft, Inc., Class A *	10,665	150,910
Norfolk Southern Corp.	7,359	2,324,193
Old Dominion Freight Line, Inc.	5,641	1,198,318
Ryder System, Inc.	1,280	324,826
Saia, Inc. *	869	390,025
Schneider National, Inc., Class B	1,427	44,365
Southwest Airlines Co.	13,390	507,749
U-Haul Holding Co., Non Voting Shares	2,246	107,112
Union Pacific Corp.	17,942	4,835,010
United Airlines Holdings, Inc. *	10,580	952,200
United Parcel Service, Inc., Class B	23,909	2,601,299
XPO, Inc. *	2,972	654,226
		24,522,588

Utilities 4.4%
AES Corp.	22,968	331,888
Alliant Energy Corp.	8,347	612,920
Ameren Corp.	8,775	997,279
American Electric Power Co., Inc.	17,430	2,389,827
American Water Works Co., Inc.	6,333	813,284
Atmos Energy Corp.	5,211	989,986
Brookfield Renewable Corp.	4,353	157,840
CenterPoint Energy, Inc.	21,224	926,428
Clearway Energy, Inc., Class C	3,819	154,135
CMS Energy Corp.	9,855	756,273
Consolidated Edison, Inc.	11,738	1,308,670
Constellation Energy Corp.	10,162	3,180,706
Dominion Energy, Inc.	27,826	1,794,777
DTE Energy Co.	6,735	1,021,632
Duke Energy Corp.	25,340	3,282,797
Edison International	12,389	860,912
Entergy Corp.	14,568	1,717,713
Essential Utilities, Inc.	9,097	347,505
Evergy, Inc.	7,484	619,975
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Eversource Energy	12,209	863,176
Exelon Corp.	32,966	1,516,106
FirstEnergy Corp.	17,876	849,467
IDACORP, Inc.	1,765	260,761
MDU Resources Group, Inc.	6,553	147,639
National Fuel Gas Co.	3,050	257,359
NextEra Energy, Inc.	67,952	6,651,142
NiSource, Inc.	15,579	752,154
OGE Energy Corp.	6,886	336,037
PG&E Corp.	71,287	1,184,790
Pinnacle West Capital Corp.	3,902	404,715
PPL Corp.	24,078	901,480
Public Service Enterprise Group, Inc.	16,296	1,330,731
Sempra	21,274	2,023,583
Southern Co.	35,891	3,470,660
Talen Energy Corp. *	1,482	551,926
UGI Corp.	7,077	255,409
WEC Energy Group, Inc.	10,610	1,251,343
Xcel Energy, Inc.	19,312	1,601,930
		46,874,955
Total Common Stocks (Cost $677,308,486)		1,066,027,210

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Value ETF	7,000	1,618,750
Total Investment Companies (Cost $1,381,183)		1,618,750

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)	3,450,310	3,450,310
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)(d)	210,705	210,705
		3,661,015
Total Short-Term Investments (Cost $3,661,015)		3,661,015
Total Investments in Securities (Cost $682,350,684)		1,071,306,975

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 06/18/26	16	3,986,800	62,375
S&P 400 Mid-Cap Index, e-mini, expires 06/18/26	1	365,120	(1,149)
			61,226

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $208,393.

ADR —	American Depositary Receipt
CBOT —	Chicago Board of Trade
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2026:
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.4% OF NET ASSETS

Financial Services 0.4%
Charles Schwab Corp.(a)	$4,597,264	$285,670	($195,670 )	($9,699 )	($143,859 )	$4,533,706	49,473	$28,958

(a)	Issuer is affiliated with the fund’s investment adviser.
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,066,027,210	$—	$—	$1,066,027,210
Investment Companies[1]	1,618,750	—	—	1,618,750
Short-Term Investments[1]	3,661,015	—	—	3,661,015
Futures Contracts[2]	62,375	—	—	62,375
Liabilities
Futures Contracts[2]	(1,149)	—	—	(1,149)
Total	$1,071,368,201	$—	$—	$1,071,368,201

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $2,718,180)		$4,533,706
Investments in securities, at value - unaffiliated issuers (cost $679,632,504) including securities on loan of $208,393		1,066,773,269
Deposit with broker for futures contracts		231,309
Receivables:
Fund shares sold		754,839
Dividends		670,258
Variation margin on future contracts		66,117
Income from securities on loan	+	519
Total assets		1,073,030,017

Liabilities
Collateral held for securities on loan		210,705
Payables:
Fund shares redeemed		490,738
Investment adviser fees	+	29,596
Total liabilities		731,039
Net assets		$1,072,298,978

Net Assets by Source
Capital received from investors		$723,647,991
Total distributable earnings	+	348,650,987
Net assets		$1,072,298,978

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,072,298,978		59,741,103		$17.95

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $4,438)		$9,319,921
Dividends received from securities - affiliated issuers		28,958
Other Interest		4,479
Securities on loan, net	+	4,729
Total investment income		9,358,087

Expenses
Investment adviser fees		167,709
Total expenses	–	167,709
Net investment income		9,190,378

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(9,699)
Net realized losses on sales of securities - unaffiliated issuers		(157,043)
Net realized gains on futures contracts	+	172,723
Net realized gains		5,981
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(143,859)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		120,835,204
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,785
Net change in unrealized appreciation (depreciation)		120,694,130
Net realized and unrealized gains		120,700,111
Increase in net assets resulting from operations		$129,890,489
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$9,190,378	$16,292,214
Net realized gains		5,981	26,900,551
Net change in unrealized appreciation (depreciation)	+	120,694,130	45,593,403
Increase in net assets resulting from operations		$129,890,489	$88,786,168

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,578,553 )	($20,519,678 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,263,990	$138,920,331	19,193,260	$288,359,476
Shares reinvested		764,900	12,460,224	952,534	14,073,706
Shares redeemed	+	(6,512,920)	(108,894,872)	(14,363,437)	(214,985,249)
Net transactions in fund shares		2,515,970	$42,485,683	5,782,357	$87,447,933

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		57,225,133	$918,501,359	51,442,776	$762,786,936
Total increase	+	2,515,970	153,797,619	5,782,357	155,714,423
End of period		59,741,103	$1,072,298,978	57,225,133	$918,501,359

[1]
For the period ended October 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 4-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25[1]	11/1/23– 10/31/24[1]	11/1/22– 10/31/23[1]	11/1/21– 10/31/22[1]	11/1/20– 10/31/21[1]
Per-Share Data
Net asset value at beginning of period	$14.54	$13.46	$10.10	$10.37	$12.89	$9.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.12	0.21	0.19	0.18	0.16	0.14
Net realized and unrealized gains (losses)	1.28	1.22	3.35	(0.29)	(2.31)	3.90
Total from investment operations	1.40	1.43	3.54	(0.11)	(2.15)	4.04
Less distributions:
Distributions from net investment income	(0.20)	(0.19)	(0.18)	(0.15)	(0.13)	(0.15)
Distributions from net realized gains	(0.10)	(0.16)	—	(0.01)	(0.24)	—
Total distributions	(0.30)	(0.35)	(0.18)	(0.16)	(0.37)	(0.15)
Net asset value at end of period	$15.64	$14.54	$13.46	$10.10	$10.37	$12.89
Total return	9.83%*	10.68%	35.35%	(1.03%)	(17.15%)	45.35%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04%**	0.04%	0.04%	0.04%	0.04%[3]	0.04%
Net investment income (loss)	1.60%**	1.53%	1.57%	1.66%	1.41%	1.19%
Portfolio turnover rate	1%*	11%[4]	13%[4]	8%[4]	11%[4]	14%
Net assets, end of period (x 1,000,000)	$2,592	$2,209	$1,630	$1,063	$903	$891

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 5-for-1 share split effective after the close of U.S. markets on August 15, 2025.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes in-kind transactions.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 0.8%
Aptiv PLC *	41,613	2,507,599
BorgWarner, Inc.	40,618	2,314,007
Ford Motor Co.	747,282	9,027,167
Gentex Corp.	42,123	973,463
Harley-Davidson, Inc.	21,516	514,017
Lear Corp.	9,896	1,258,079
Lucid Group, Inc. *(a)	24,941	158,874
QuantumScape Corp., Class A *	85,276	621,662
Rivian Automotive, Inc., Class A *	152,073	2,493,997
Thor Industries, Inc.	9,603	759,021
Versigent PLC *	13,729	480,103
		21,107,989

Banks 2.6%
Bank OZK	20,482	986,413
BOK Financial Corp.	3,619	484,186
Central BanCo, Inc.	3,711	100,271
Citizens Financial Group, Inc.	82,163	5,344,703
Columbia Banking System, Inc.	55,981	1,657,038
Commerce Bancshares, Inc.	25,903	1,347,733
Cullen/Frost Bankers, Inc.	11,354	1,645,535
East West Bancorp, Inc.	26,163	3,308,835
Fifth Third Bancorp	173,069	8,784,983
First Citizens BancShares, Inc., Class A	1,677	3,326,866
First Hawaiian, Inc.	23,720	647,082
First Horizon Corp.	92,146	2,299,964
FNB Corp.	67,828	1,210,730
Huntington Bancshares, Inc.	383,962	6,435,203
KeyCorp	176,764	3,908,252
M&T Bank Corp.	29,070	6,355,574
Pinnacle Financial Partners, Inc.	28,530	2,822,758
Popular, Inc.	12,294	1,848,157
Prosperity Bancshares, Inc.	17,949	1,250,148
Regions Financial Corp.	166,036	4,740,328
Southstate Bank Corp.	18,717	1,828,089
TFS Financial Corp.	10,056	151,242
Webster Financial Corp.	30,684	2,220,294
Western Alliance Bancorp	20,373	1,661,214
Wintrust Financial Corp.	12,633	1,902,151
Zions Bancorp NA	27,856	1,766,628
		68,034,377

Capital Goods 14.8%
A.O. Smith Corp.	21,743	1,344,587
AAON, Inc.	12,919	1,205,472
Acuity, Inc.	5,895	1,708,194
Advanced Drainage Systems, Inc.	13,553	2,022,785
AECOM	24,728	2,079,625
AGCO Corp.	11,841	1,432,998
Allegion PLC	16,472	2,264,571
Allison Transmission Holdings, Inc.	15,897	2,135,762
AMETEK, Inc.	44,099	10,385,314
API Group Corp. *	68,395	3,127,019
Applied Industrial Technologies, Inc.	7,099	2,170,519
Armstrong World Industries, Inc.	8,240	1,404,014
ATI, Inc. *	25,785	4,008,536
Axon Enterprise, Inc. *	14,474	5,815,074
Builders FirstSource, Inc. *	20,723	1,638,982
BWX Technologies, Inc.	17,463	3,778,819
Carlisle Cos., Inc.	7,929	2,816,857
Carpenter Technology Corp.	9,211	3,944,150
SECURITY	NUMBER OF SHARES	VALUE ($)
CNH Industrial NV	167,512	1,794,054
Comfort Systems USA, Inc.	6,659	12,254,225
Core & Main, Inc., Class A *	36,335	1,830,194
Crane Co.	9,450	1,679,548
Cummins, Inc.	26,344	17,677,087
Curtiss-Wright Corp.	7,039	5,069,488
Donaldson Co., Inc.	21,946	1,934,979
Dover Corp.	25,955	5,876,472
EMCOR Group, Inc.	8,466	7,548,878
Esab Corp.	10,853	1,066,524
Everus Construction Group, Inc. *	9,762	1,439,212
Fastenal Co.	219,740	9,872,918
Ferguson Enterprises, Inc.	36,566	9,789,084
Flowserve Corp.	24,247	1,785,549
Fortive Corp.	60,726	3,630,808
Fortune Brands Innovations, Inc.	23,228	941,663
FTAI Aviation Ltd.	19,498	4,868,066
Gates Industrial Corp. PLC *	48,704	1,247,309
Generac Holdings, Inc. *	11,070	2,869,676
Graco, Inc.	31,790	2,551,783
Hayward Holdings, Inc. *	39,092	586,771
HEICO Corp.	19,210	5,185,163
Hexcel Corp.	14,352	1,347,222
Howmet Aerospace, Inc.	76,758	18,655,264
Hubbell, Inc., Class B	10,240	5,203,661
Huntington Ingalls Industries, Inc.	7,475	2,723,068
IDEX Corp.	14,468	3,151,854
Ingersoll Rand, Inc.	76,106	6,077,825
ITT, Inc.	16,395	3,514,104
Karman Holdings, Inc. *	9,696	659,134
L3Harris Technologies, Inc.	35,749	11,459,342
Lennox International, Inc.	6,079	3,251,596
Leonardo DRS, Inc.	14,351	583,081
Lincoln Electric Holdings, Inc.	10,267	2,720,755
Loar Holdings, Inc. *	8,073	453,057
Masco Corp.	39,767	2,856,066
MasTec, Inc. *	11,905	4,691,165
Middleby Corp. *	9,121	1,280,224
MSC Industrial Direct Co., Inc., Class A	8,432	862,341
Mueller Industries, Inc.	20,777	2,813,829
Nordson Corp.	10,185	2,937,863
nVent Electric PLC	30,480	4,355,592
Oshkosh Corp.	12,063	1,885,447
Otis Worldwide Corp.	74,694	5,817,169
Owens Corning	15,659	1,931,381
Pentair PLC	31,311	2,527,111
Quanta Services, Inc.	28,190	20,515,836
QXO, Inc. *	123,190	2,472,423
RBC Bearings, Inc. *	5,932	3,553,802
Regal Rexnord Corp.	12,655	2,721,205
Rocket Lab Corp. *	93,709	7,731,930
Rockwell Automation, Inc.	21,661	8,857,399
Sensata Technologies Holding PLC	27,786	1,157,009
Simpson Manufacturing Co., Inc.	7,943	1,514,968
SiteOne Landscape Supply, Inc. *	8,419	1,061,215
Snap-on, Inc.	9,810	3,761,154
StandardAero, Inc. *	43,666	1,085,537
Stanley Black & Decker, Inc.	29,585	2,312,364
Textron, Inc.	33,622	3,226,367
Timken Co.	11,999	1,330,569
Toro Co.	18,869	1,795,763
Trex Co., Inc. *	20,408	799,994
United Rentals, Inc.	12,150	11,662,056
Valmont Industries, Inc.	3,736	1,898,037
Vertiv Holdings Co., Class A	72,825	23,922,284
Watsco, Inc.	6,661	2,916,452
WESCO International, Inc.	9,176	3,203,525
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Westinghouse Air Brake Technologies Corp.	32,457	8,759,820
WillScot Holdings Corp.	34,189	774,039
Woodward, Inc.	11,463	4,160,954
WW Grainger, Inc.	8,369	9,719,338
Xylem, Inc.	46,579	5,503,775
		382,958,695

Commercial & Professional Services 2.3%
Amentum Holdings, Inc. *	30,653	804,028
Booz Allen Hamilton Holding Corp., Class A	22,910	1,781,711
Broadridge Financial Solutions, Inc.	22,306	3,434,678
CACI International, Inc., Class A *	4,144	2,152,974
Clarivate PLC *	71,699	205,776
Clean Harbors, Inc. *	9,696	3,031,745
Concentrix Corp.	8,138	193,847
Equifax, Inc.	23,354	4,062,195
ExlService Holdings, Inc. *	29,652	945,306
FTI Consulting, Inc. *	5,789	1,037,968
Genpact Ltd.	30,532	1,060,987
Jacobs Solutions, Inc.	22,422	2,901,631
KBR, Inc.	24,077	902,647
Leidos Holdings, Inc.	24,409	3,642,311
ManpowerGroup, Inc.	8,993	272,218
MSA Safety, Inc.	7,071	1,176,544
Parsons Corp. *	9,981	503,142
Paychex, Inc.	61,768	5,721,570
Paycom Software, Inc.	9,600	1,216,896
Paylocity Holding Corp. *	8,404	886,538
RB Global, Inc.	35,482	3,700,772
Robert Half, Inc.	18,826	500,960
Rollins, Inc.	57,370	3,197,230
Science Applications International Corp.	8,586	830,867
SS&C Technologies Holdings, Inc.	40,049	2,775,396
Tetra Tech, Inc.	49,740	1,607,597
TransUnion	37,334	2,650,714
Veralto Corp.	47,427	4,183,061
Verisk Analytics, Inc., Class A	26,790	4,942,487
		60,323,796

Consumer Discretionary Distribution & Retail 3.3%
AutoNation, Inc. *	5,102	1,083,563
Bath & Body Works, Inc.	39,351	764,983
Best Buy Co., Inc.	36,997	2,237,949
Burlington Stores, Inc. *	12,030	3,849,720
CarMax, Inc. *	26,941	1,059,051
Carvana Co., Class A *	25,877	10,242,117
Chewy, Inc., Class A *	44,525	1,131,825
Coupang, Inc., Class A *	250,434	5,003,671
Dick's Sporting Goods, Inc.	12,133	2,753,220
Dillard's, Inc., Class A	555	315,917
eBay, Inc.	86,474	8,948,330
Etsy, Inc. *	17,716	1,139,847
Five Below, Inc. *	10,305	2,428,476
Floor & Decor Holdings, Inc., Class A *	20,314	983,198
GameStop Corp., Class A *	78,620	1,961,569
Gap, Inc.	43,637	1,073,034
Genuine Parts Co.	26,549	2,846,849
Lithia Motors, Inc., Class A	4,541	1,317,435
LKQ Corp.	49,320	1,557,526
Macy's, Inc.	51,116	999,318
Murphy USA, Inc.	3,258	1,915,704
Ollie's Bargain Outlet Holdings, Inc. *	11,720	1,013,897
Penske Automotive Group, Inc.	3,532	605,809
Pool Corp.	6,315	1,347,116
SECURITY	NUMBER OF SHARES	VALUE ($)
RH *	2,952	389,546
Ross Stores, Inc.	60,993	13,893,595
Tractor Supply Co.	101,760	3,571,776
Ulta Beauty, Inc. *	8,492	4,564,280
Valvoline, Inc. *	24,489	813,769
Wayfair, Inc., Class A *	18,777	1,200,414
Williams-Sonoma, Inc.	22,013	3,988,976
		85,002,480

Consumer Durables & Apparel 2.5%
Amer Sports, Inc. *	28,449	997,706
Birkenstock Holding PLC *	8,132	315,034
Brunswick Corp.	12,483	991,774
Columbia Sportswear Co.	4,859	296,010
Crocs, Inc. *	9,641	983,189
Deckers Outdoor Corp. *	27,805	2,841,671
DR Horton, Inc.	49,532	7,620,994
Garmin Ltd.	31,197	7,834,815
Hasbro, Inc.	26,687	2,557,682
Lennar Corp., Class A	41,027	3,704,738
Lululemon Athletica, Inc. *	19,649	2,705,667
Mattel, Inc. *	59,039	890,308
Mohawk Industries, Inc. *	9,655	1,019,182
Newell Brands, Inc.	80,516	328,505
NVR, Inc. *	517	3,265,305
On Holding AG, Class A *	43,262	1,540,560
PulteGroup, Inc.	37,179	4,549,223
PVH Corp.	8,710	796,442
Ralph Lauren Corp., Class A	7,265	2,605,520
SharkNinja, Inc. *	15,950	1,842,704
Somnigroup International, Inc.	38,697	2,935,554
Tapestry, Inc.	39,134	5,675,995
Toll Brothers, Inc.	18,043	2,564,632
TopBuild Corp. *	5,371	2,377,742
Under Armour, Inc., Class A *	70,176	441,407
VF Corp.	67,527	1,278,286
Whirlpool Corp. (a)	11,523	645,979
YETI Holdings, Inc. *	14,938	589,454
		64,196,078

Consumer Services 3.9%
ADT, Inc.	96,922	729,823
Aramark	50,008	2,284,866
Boyd Gaming Corp.	10,481	911,323
Bright Horizons Family Solutions, Inc. *	10,677	866,011
Caesars Entertainment, Inc. *	38,634	1,074,025
Carnival Corp.	219,329	5,814,412
Cava Group, Inc. *	19,038	1,778,340
Choice Hotels International, Inc.	5,184	513,631
Churchill Downs, Inc.	12,676	1,280,149
Darden Restaurants, Inc.	22,004	4,413,122
Domino's Pizza, Inc.	6,004	2,037,878
DraftKings, Inc., Class A *	91,779	2,140,286
Duolingo, Inc. *	7,226	795,583
Dutch Bros, Inc., Class A *	23,826	1,370,233
Expedia Group, Inc.	22,207	5,515,553
Flutter Entertainment PLC *	30,225	3,262,184
Grand Canyon Education, Inc. *	5,285	893,535
H&R Block, Inc.	23,813	755,586
Hilton Worldwide Holdings, Inc.	43,659	14,148,572
Hyatt Hotels Corp., Class A	7,696	1,289,619
Las Vegas Sands Corp.	58,665	3,203,696
Liberty Live Holdings, Inc., Class C *	12,952	1,212,307
MGM Resorts International *	39,324	1,531,277
Norwegian Cruise Line Holdings Ltd. *	86,598	1,574,352
Penn Entertainment, Inc. *	24,838	433,671
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Planet Fitness, Inc., Class A *	15,951	1,063,453
Restaurant Brands International, Inc.	65,297	5,268,162
Royal Caribbean Cruises Ltd.	48,499	12,792,096
Service Corp. International	26,136	2,117,800
Texas Roadhouse, Inc., Class A	12,684	2,041,997
Travel & Leisure Co.	11,738	758,979
Vail Resorts, Inc.	6,578	836,590
Viking Holdings Ltd. *	33,415	2,737,023
Wendy's Co.	31,076	216,289
Wingstop, Inc.	5,341	876,244
Wyndham Hotels & Resorts, Inc.	14,165	1,152,748
Wynn Resorts Ltd.	14,549	1,558,343
Yum! Brands, Inc.	53,357	8,518,445
		99,768,203

Consumer Staples Distribution & Retail 1.6%
Albertsons Cos., Inc., Class A	67,199	1,132,303
BJ's Wholesale Club Holdings, Inc. *	25,081	2,354,855
Casey's General Stores, Inc.	7,082	5,822,466
Dollar General Corp.	42,047	4,872,406
Dollar Tree, Inc. *	35,949	3,491,008
Kroger Co.	111,156	7,566,389
Maplebear, Inc. *	33,020	1,398,397
Performance Food Group Co. *	29,238	2,647,793
Sprouts Farmers Market, Inc. *	18,809	1,539,517
Sysco Corp.	91,747	6,854,419
U.S. Foods Holding Corp. *	42,935	4,013,993
		41,693,546

Energy 7.1%
Antero Midstream Corp.	63,822	1,395,149
Antero Resources Corp. *	55,457	2,177,242
APA Corp.	67,154	2,735,182
Baker Hughes Co., Class A	189,839	13,226,083
Cheniere Energy, Inc.	40,787	11,214,386
Chord Energy Corp.	10,807	1,573,499
Coterra Energy, Inc.	144,401	5,185,440
Devon Energy Corp.	116,067	5,962,362
Diamondback Energy, Inc.	37,672	7,746,493
DT Midstream, Inc.	19,433	2,875,890
EQT Corp.	115,335	6,929,327
Expand Energy Corp.	43,527	4,446,283
Halliburton Co.	160,650	6,795,495
HF Sinclair Corp.	29,890	2,008,907
Kinder Morgan, Inc.	372,247	12,235,759
Marathon Petroleum Corp.	57,560	14,291,572
Matador Resources Co.	22,449	1,424,165
NOV, Inc.	69,278	1,417,428
Occidental Petroleum Corp.	135,001	8,178,361
ONEOK, Inc.	119,620	11,060,065
Ovintiv, Inc.	54,943	3,381,742
Permian Resources Corp., Class A	131,257	2,837,776
Phillips 66	77,141	13,819,810
Range Resources Corp.	45,194	1,965,939
Targa Resources Corp.	40,657	10,574,072
TechnipFMC PLC	76,719	5,797,655
Texas Pacific Land Corp.	11,042	4,899,004
Valero Energy Corp.	58,187	14,696,872
Viper Energy, Inc., Class A	35,678	1,761,780
Weatherford International PLC	13,444	1,483,545
		184,097,283

Equity Real Estate Investment Trusts (REITs) 6.1%
Agree Realty Corp.	21,566	1,662,954
Alexandria Real Estate Equities, Inc.	32,706	1,324,920
SECURITY	NUMBER OF SHARES	VALUE ($)
American Homes 4 Rent, Class A	65,398	2,082,272
Americold Realty Trust, Inc.	54,912	671,574
AvalonBay Communities, Inc.	27,222	4,981,626
Brixmor Property Group, Inc.	58,275	1,753,495
BXP, Inc.	30,410	1,777,769
Camden Property Trust	20,249	2,126,550
Cousins Properties, Inc.	32,158	823,566
Crown Castle, Inc.	83,051	7,373,268
CubeSmart	43,468	1,759,585
Digital Realty Trust, Inc.	65,862	13,234,310
EastGroup Properties, Inc.	10,106	2,033,327
EPR Properties	14,242	794,846
Equity LifeStyle Properties, Inc.	36,682	2,321,604
Equity Residential	72,498	4,739,919
Essex Property Trust, Inc.	12,199	3,210,899
Extra Space Storage, Inc.	40,326	5,779,926
Federal Realty Investment Trust	16,247	1,801,792
Fermi, Inc. *(a)	6,452	33,099
First Industrial Realty Trust, Inc.	24,576	1,523,958
Gaming & Leisure Properties, Inc.	52,091	2,524,330
Healthcare Realty Trust, Inc., Class A	62,836	1,175,033
Healthpeak Properties, Inc.	132,683	2,145,484
Highwoods Properties, Inc.	20,464	497,480
Host Hotels & Resorts, Inc.	131,325	2,774,897
Invitation Homes, Inc.	117,119	3,369,514
Iron Mountain, Inc.	56,159	7,075,472
Kilroy Realty Corp.	22,358	743,627
Kimco Realty Corp.	127,907	3,023,721
Lamar Advertising Co., Class A	16,527	2,278,082
Lineage, Inc.	13,630	502,674
Medical Properties Trust, Inc. (a)	94,334	466,010
Mid-America Apartment Communities, Inc.	22,272	2,877,097
Millrose Properties, Inc., Class A	29,242	896,852
National Storage Affiliates Trust	13,487	574,007
NNN REIT, Inc.	36,094	1,580,556
Omega Healthcare Investors, Inc.	56,516	2,654,557
Park Hotels & Resorts, Inc.	35,350	405,465
Rayonier, Inc.	56,791	1,204,537
Realty Income Corp.	175,281	11,260,051
Regency Centers Corp.	34,642	2,696,880
Rexford Industrial Realty, Inc.	44,689	1,603,888
SBA Communications Corp., Class A	20,273	4,484,388
Simon Property Group, Inc.	62,019	12,633,890
STAG Industrial, Inc.	35,854	1,383,247
Sun Communities, Inc.	23,458	2,998,871
UDR, Inc.	63,236	2,297,996
Ventas, Inc.	89,627	7,874,628
VICI Properties, Inc., Class A	207,782	6,067,234
Vornado Realty Trust	33,629	1,005,171
Weyerhaeuser Co.	138,733	3,401,733
WP Carey, Inc.	41,489	3,025,793
		159,314,424

Financial Services 7.4%
Affiliated Managers Group, Inc.	5,212	1,535,820
Affirm Holdings, Inc. *	52,620	3,382,414
AGNC Investment Corp.	211,849	2,334,576
Ally Financial, Inc.	52,820	2,344,680
Ameriprise Financial, Inc.	17,485	8,301,703
Annaly Capital Management, Inc.	135,492	3,102,767
ARES Management Corp., Class A	36,018	4,228,513
Bank of New York Mellon Corp.	131,817	17,712,250
Block, Inc. *	102,384	7,219,096
Blue Owl Capital, Inc., Class A	123,441	1,203,550
Bullish *	6,041	227,927
Carlyle Group, Inc.	50,174	2,512,212
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cboe Global Markets, Inc.	20,054	6,018,005
Coinbase Global, Inc., Class A *	42,657	8,009,705
Corebridge Financial, Inc.	52,996	1,459,510
Corpay, Inc. *	13,009	3,986,868
Credit Acceptance Corp. *	711	358,991
Equitable Holdings, Inc.	54,810	2,312,982
Euronet Worldwide, Inc. *	7,480	541,402
Evercore, Inc., Class A	7,057	2,267,343
FactSet Research Systems, Inc.	7,172	1,632,204
Fidelity National Information Services, Inc.	99,269	4,618,987
Figure Technology Solutions, Inc., Class A *	6,833	239,838
Franklin Resources, Inc.	51,137	1,532,576
Freedom Holding Corp. *(a)	3,382	506,725
Global Payments, Inc.	44,954	3,234,890
Hamilton Lane, Inc., Class A	7,675	706,023
Houlihan Lokey, Inc., Class A	10,389	1,607,698
Invesco Ltd.	69,811	1,829,746
Jack Henry & Associates, Inc.	13,900	2,137,125
Janus Henderson Group PLC	23,560	1,215,932
Jefferies Financial Group, Inc.	29,204	1,408,217
Lazard, Inc.	17,585	852,872
LPL Financial Holdings, Inc.	15,253	5,096,485
MarketAxess Holdings, Inc.	7,016	1,102,845
MGIC Investment Corp.	42,261	1,119,071
Morningstar, Inc.	4,087	689,518
MSCI, Inc., Class A	13,653	8,074,521
Nasdaq, Inc.	86,677	7,966,483
Northern Trust Corp.	35,453	5,897,252
OneMain Holdings, Inc.	22,493	1,321,914
Raymond James Financial, Inc.	34,136	5,404,411
Rithm Capital Corp.	105,653	1,033,286
Robinhood Markets, Inc., Class A *	145,235	10,586,179
Rocket Cos., Inc., Class A *	180,218	2,634,787
SEI Investments Co.	19,618	1,778,960
Shift4 Payments, Inc., Class A *(a)	12,575	556,821
SLM Corp.	38,984	899,751
SoFi Technologies, Inc. *	232,108	3,736,939
Starwood Property Trust, Inc.	66,052	1,212,715
State Street Corp.	53,344	8,153,097
Stifel Financial Corp.	28,413	2,239,228
Synchrony Financial	66,459	5,064,176
T. Rowe Price Group, Inc.	41,396	4,258,820
Toast, Inc., Class A *	88,661	2,528,612
TPG, Inc.	26,189	1,142,364
Tradeweb Markets, Inc., Class A	22,331	2,528,986
UWM Holdings Corp.	42,134	149,154
Virtu Financial, Inc., Class A	15,308	760,195
Voya Financial, Inc.	18,155	1,487,984
Western Union Co.	61,251	556,772
WEX, Inc. *	6,473	973,086
XP, Inc., Class A	75,786	1,452,060
		190,989,619

Food, Beverage & Tobacco 2.0%
Archer-Daniels-Midland Co.	91,495	6,820,037
Boston Beer Co., Inc., Class A *	1,502	356,034
Brown-Forman Corp., Class B	35,816	922,978
Bunge Global SA	24,920	3,166,584
Campbell's Co.	36,868	766,486
Celsius Holdings, Inc. *	31,612	1,061,215
Coca-Cola Consolidated, Inc.	10,845	2,223,984
Conagra Brands, Inc.	91,139	1,307,845
Constellation Brands, Inc., Class A	27,198	4,258,663
Darling Ingredients, Inc. *	29,842	1,916,752
Flowers Foods, Inc.	35,249	319,356
SECURITY	NUMBER OF SHARES	VALUE ($)
Freshpet, Inc. *	9,104	613,427
General Mills, Inc.	102,106	3,605,363
Hershey Co.	27,886	5,179,546
Hormel Foods Corp.	55,429	1,190,061
Ingredion, Inc.	12,096	1,351,607
J.M. Smucker Co.	19,838	1,944,719
Kraft Heinz Co.	163,435	3,703,437
Lamb Weston Holdings, Inc.	25,829	1,124,853
McCormick & Co., Inc. - Non Voting Shares	48,510	2,466,248
Molson Coors Beverage Co., Class B	31,279	1,336,864
Pilgrim's Pride Corp.	7,967	263,708
Post Holdings, Inc. *	8,805	922,324
Primo Brands Corp.	48,121	980,706
Seaboard Corp.	50	284,296
Smithfield Foods, Inc.	8,724	229,267
Tyson Foods, Inc., Class A	52,968	3,393,660
		51,710,020

Health Care Equipment & Services 4.2%
Acadia Healthcare Co., Inc. *	17,277	447,388
Align Technology, Inc. *	12,859	2,263,313
Baxter International, Inc.	97,747	1,718,392
Cardinal Health, Inc.	45,678	8,810,373
Cencora, Inc.	35,050	10,795,750
Centene Corp. *	93,809	5,036,605
Certara, Inc. *	23,307	142,872
Chemed Corp.	2,649	1,125,772
Cooper Cos., Inc. *	37,418	2,353,592
DaVita, Inc. *	6,711	1,041,145
Dentsply Sirona, Inc.	37,700	442,975
Dexcom, Inc. *	74,845	4,457,020
Doximity, Inc., Class A *	25,578	625,126
Encompass Health Corp.	19,066	1,906,600
Envista Holdings Corp. *	31,145	807,901
GE HealthCare Technologies, Inc.	87,616	5,330,557
Globus Medical, Inc., Class A *	21,495	1,938,419
Henry Schein, Inc. *	19,449	1,450,701
Humana, Inc.	23,106	5,463,183
IDEXX Laboratories, Inc. *	15,250	8,552,200
Inspire Medical Systems, Inc. *	5,387	302,426
Insulet Corp. *	13,438	2,313,217
Labcorp Holdings, Inc.	15,995	4,107,516
Masimo Corp. *	8,635	1,540,743
Medline, Inc., Class A *	62,048	2,759,275
Molina Healthcare, Inc. *	9,712	1,890,149
Penumbra, Inc. *	7,235	2,362,083
Quest Diagnostics, Inc.	21,338	4,143,840
ResMed, Inc.	27,946	5,975,134
Solventum Corp. *	28,186	1,898,609
STERIS PLC	18,794	4,076,043
Teleflex, Inc.	8,458	1,048,031
Tenet Healthcare Corp. *	16,673	2,953,122
Universal Health Services, Inc., Class B	10,076	1,695,488
Veeva Systems, Inc., Class A *	28,549	4,452,788
Zimmer Biomet Holdings, Inc.	37,907	3,124,674
		109,353,022

Household & Personal Products 0.7%
BellRing Brands, Inc. *	22,069	392,828
Church & Dwight Co., Inc.	46,000	4,464,760
Clorox Co.	23,380	2,254,767
Coty, Inc., Class A *	65,447	161,000
elf Beauty, Inc. *	11,086	709,172
Estee Lauder Cos., Inc., Class A	46,906	3,598,159
Kenvue, Inc.	363,751	6,376,555
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Reynolds Consumer Products, Inc.	10,295	215,886
		18,173,127

Insurance 3.6%
Allstate Corp.	49,914	10,844,316
American Financial Group, Inc.	12,676	1,689,330
Arch Capital Group Ltd. *	67,408	6,367,360
Assurant, Inc.	9,550	2,256,378
Assured Guaranty Ltd.	8,190	670,761
Axis Capital Holdings Ltd.	14,224	1,428,232
Brighthouse Financial, Inc. *	10,877	677,202
Brown & Brown, Inc.	54,404	3,272,401
Cincinnati Financial Corp.	29,486	4,823,910
CNA Financial Corp.	4,081	196,827
Everest Group Ltd.	7,951	2,836,599
Fidelity National Financial, Inc.	49,232	2,574,834
First American Financial Corp.	18,665	1,308,976
Globe Life, Inc.	15,240	2,351,532
Hanover Insurance Group, Inc.	6,764	1,269,535
Hartford Insurance Group, Inc.	53,771	7,356,410
Kemper Corp.	11,132	375,037
Kinsale Capital Group, Inc.	4,236	1,370,812
Lincoln National Corp.	32,501	1,228,863
Loews Corp.	32,252	3,631,898
Markel Group, Inc. *	2,385	4,227,341
Old Republic International Corp.	43,757	1,748,092
Primerica, Inc.	6,068	1,706,746
Principal Financial Group, Inc.	41,657	4,203,608
Prudential Financial, Inc.	67,036	6,576,902
Reinsurance Group of America, Inc.	12,634	2,671,586
RenaissanceRe Holdings Ltd.	8,672	2,662,044
RLI Corp.	15,733	814,497
Ryan Specialty Holdings, Inc., Class A	21,238	738,445
Unum Group	31,790	2,555,280
W.R. Berkley Corp.	43,037	2,876,163
White Mountains Insurance Group Ltd.	471	1,051,267
Willis Towers Watson PLC	18,321	4,693,840
		93,057,024

Materials 5.2%
Albemarle Corp.	22,493	4,424,373
Alcoa Corp.	49,460	3,155,053
Amcor PLC	88,236	3,356,497
Anglogold Ashanti PLC	96,416	9,037,072
AptarGroup, Inc.	12,578	1,555,647
Ashland, Inc.	8,691	462,883
Avery Dennison Corp.	14,751	2,418,131
Axalta Coating Systems Ltd. *	40,738	1,158,589
Ball Corp.	51,304	3,133,648
Celanese Corp., Class A	20,848	1,412,660
CF Industries Holdings, Inc.	29,708	3,689,734
Cleveland-Cliffs, Inc. *	106,983	1,091,227
Corteva, Inc.	129,558	10,495,494
Crown Holdings, Inc.	22,153	2,177,861
Dow, Inc.	135,445	5,484,168
DuPont de Nemours, Inc.	80,125	3,658,508
Eagle Materials, Inc.	5,990	1,258,559
Eastman Chemical Co.	21,703	1,586,272
Element Solutions, Inc.	43,196	1,839,718
FMC Corp.	23,530	361,891
Graphic Packaging Holding Co.	56,523	538,664
Huntsman Corp.	31,379	450,916
International Flavors & Fragrances, Inc.	49,039	3,442,538
International Paper Co.	100,326	3,051,917
James Hardie Industries PLC, ADR *	28,557	599,411
Louisiana-Pacific Corp.	12,014	867,291
SECURITY	NUMBER OF SHARES	VALUE ($)
LyondellBasell Industries NV, Class A	49,034	3,657,936
Martin Marietta Materials, Inc.	11,479	7,106,305
Mosaic Co.	60,183	1,400,458
MP Materials Corp. *	27,225	1,797,939
NewMarket Corp.	1,208	816,149
Nucor Corp.	43,967	9,905,325
Olin Corp.	21,869	622,829
Packaging Corp. of America	16,905	3,608,372
PPG Industries, Inc.	43,006	4,666,151
Reliance, Inc.	9,989	3,621,013
Royal Gold, Inc.	16,091	3,755,318
RPM International, Inc.	24,332	2,479,188
Scotts Miracle-Gro Co.	8,401	526,743
Silgan Holdings, Inc.	16,710	677,591
Smurfit Westrock PLC	99,726	3,828,481
Sonoco Products Co.	18,813	939,897
Steel Dynamics, Inc.	26,196	5,989,977
Vulcan Materials Co.	25,306	7,635,832
Westlake Corp.	6,349	731,913
		134,476,139

Media & Entertainment 3.1%
Charter Communications, Inc., Class A *	15,660	2,586,562
DoubleVerify Holdings, Inc. *	27,012	297,672
Electronic Arts, Inc.	48,136	9,741,282
Fox Corp., Class A	65,043	4,129,580
IAC, Inc. *	12,479	556,064
Liberty Broadband Corp., Class C *	24,985	961,673
Liberty Media Corp.-Liberty Formula One, Class C *	44,154	3,795,036
Live Nation Entertainment, Inc. *	30,294	4,784,634
Madison Square Garden Sports Corp. *	3,102	1,062,311
Match Group, Inc.	45,042	1,685,472
New York Times Co., Class A	30,638	2,421,321
News Corp., Class A	100,155	2,636,080
Nexstar Media Group, Inc., Class A	5,399	1,123,748
NIQ Global Intelligence PLC *	13,108	143,270
Omnicom Group, Inc.	59,823	4,589,621
Pinterest, Inc., Class A *	113,068	2,222,917
Reddit, Inc., Class A *	24,792	3,650,126
ROBLOX Corp., Class A *	118,727	6,560,854
Roku, Inc. *	24,670	2,875,535
Sirius XM Holdings, Inc.	36,150	973,881
Take-Two Interactive Software, Inc. *	34,871	7,454,025
TKO Group Holdings, Inc.	12,704	2,364,087
Trade Desk, Inc., Class A *	84,147	1,985,028
Trump Media & Technology Group Corp. *	30,799	281,811
Warner Bros Discovery, Inc. *	445,838	12,059,918
ZoomInfo Technologies, Inc., Class A *	49,186	307,413
		81,249,921

Pharmaceuticals, Biotechnology & Life Sciences 4.3%
Agilent Technologies, Inc.	54,544	6,302,559
Alnylam Pharmaceuticals, Inc. *	24,265	7,509,775
Apellis Pharmaceuticals, Inc. *	20,627	844,676
Avantor, Inc. *	127,071	1,029,275
Biogen, Inc. *	27,963	5,292,837
BioMarin Pharmaceutical, Inc. *	36,510	1,968,254
Bio-Rad Laboratories, Inc., Class A *	3,562	997,787
Bio-Techne Corp.	29,678	1,641,787
Bruker Corp.	19,684	722,600
Caris Life Sciences, Inc. *	17,144	325,736
Charles River Laboratories International, Inc. *	9,337	1,558,999
Corcept Therapeutics, Inc. *	18,096	841,826
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Elanco Animal Health, Inc. *	94,198	2,107,209
Exelixis, Inc. *	50,489	2,244,741
Halozyme Therapeutics, Inc. *	22,142	1,409,560
Illumina, Inc. *	29,408	3,727,170
Incyte Corp. *	30,714	2,926,123
Insmed, Inc. *	40,083	5,464,515
Ionis Pharmaceuticals, Inc. *	30,271	2,263,060
IQVIA Holdings, Inc. *	32,335	5,120,894
Jazz Pharmaceuticals PLC *	11,166	2,266,921
Medpace Holdings, Inc. *	4,279	1,791,446
Mettler-Toledo International, Inc. *	3,936	5,024,737
Moderna, Inc. *	68,592	3,151,117
Natera, Inc. *	25,287	5,213,168
Neurocrine Biosciences, Inc. *	18,490	2,434,578
Organon & Co.	49,800	659,850
Perrigo Co. PLC	25,742	304,785
Qiagen NV	38,874	1,344,263
Repligen Corp. *	10,125	1,197,889
Revolution Medicines, Inc. *	34,338	4,948,793
Revvity, Inc.	21,741	1,883,205
Roivant Sciences Ltd. *	81,274	2,318,747
Royalty Pharma PLC, Class A	73,613	3,687,275
Sarepta Therapeutics, Inc. *	19,230	401,522
Sotera Health Co. *	47,071	732,425
Summit Therapeutics, Inc. *(a)	22,556	484,052
Tempus AI, Inc., Class A *	18,846	1,045,576
Ultragenyx Pharmaceutical, Inc. *	17,691	436,791
United Therapeutics Corp. *	8,117	4,637,648
Viatris, Inc.	221,010	3,301,889
Viking Therapeutics, Inc. *	20,793	648,326
Waters Corp. *	18,810	5,816,616
West Pharmaceutical Services, Inc.	13,702	4,077,578
		112,108,580

Real Estate Management & Development 0.6%
CBRE Group, Inc., Class A *	56,917	8,123,763
CoStar Group, Inc. *	79,934	2,766,516
Howard Hughes Holdings, Inc. *	5,995	373,309
Jones Lang LaSalle, Inc. *	9,029	2,872,396
Zillow Group, Inc., Class C *	40,833	1,812,985
		15,948,969

Semiconductors & Semiconductor Equipment 3.3%
Allegro MicroSystems, Inc. *	23,539	1,141,641
Amkor Technology, Inc.	23,811	1,660,817
Astera Labs, Inc. *	24,697	4,809,494
Cirrus Logic, Inc. *	9,800	1,598,184
Enphase Energy, Inc. *	24,220	798,291
Entegris, Inc.	28,691	4,056,334
First Solar, Inc. *	19,430	3,922,723
GLOBALFOUNDRIES, Inc. *	23,601	1,524,625
Lattice Semiconductor Corp. *	26,040	3,184,171
MACOM Technology Solutions Holdings, Inc. *	12,688	3,573,068
Microchip Technology, Inc.	101,025	9,386,233
MKS, Inc.	12,858	3,648,457
Monolithic Power Systems, Inc.	8,860	14,303,673
ON Semiconductor Corp. *	76,937	7,756,019
Onto Innovation, Inc. *	9,309	2,746,713
Qnity Electronics, Inc.	40,063	5,635,262
Qorvo, Inc. *	16,005	1,507,991
Skyworks Solutions, Inc.	28,590	2,006,160
Teradyne, Inc.	29,975	10,295,513
Universal Display Corp.	8,392	730,859
		84,286,228

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 4.0%
Akamai Technologies, Inc. *	26,959	2,776,238
Amdocs Ltd.	20,343	1,315,582
Appfolio, Inc., Class A *	4,186	699,439
Aurora Innovation, Inc. *	223,453	1,313,904
Bentley Systems, Inc., Class B	30,023	979,350
Bill Holdings, Inc. *	15,323	582,274
CCC Intelligent Solutions Holdings, Inc. *	115,964	607,651
Circle Internet Group, Inc. *	21,739	1,975,640
Cloudflare, Inc., Class A *	60,010	12,300,250
Cognizant Technology Solutions Corp., Class A	92,534	4,895,049
Datadog, Inc., Class A *	59,753	7,898,749
Docusign, Inc., Class A *	37,907	1,743,343
Dolby Laboratories, Inc., Class A	11,583	742,934
Dropbox, Inc., Class A *	32,981	801,108
DXC Technology Co. *	31,942	361,583
Dynatrace, Inc. *	56,205	2,035,183
Elastic NV *	17,587	816,564
EPAM Systems, Inc. *	10,271	1,168,634
Fair Isaac Corp. *	4,433	4,543,825
Gartner, Inc. *	13,431	1,994,369
Gen Digital, Inc.	105,162	2,028,575
Gitlab, Inc., Class A *	26,889	595,322
Globant SA *	8,335	343,652
GoDaddy, Inc., Class A *	25,742	2,234,148
Guidewire Software, Inc. *	16,246	2,248,284
HubSpot, Inc. *	9,733	2,158,390
Kyndryl Holdings, Inc. *	43,730	604,349
Manhattan Associates, Inc. *	11,303	1,558,571
MongoDB, Inc., Class A *	15,096	3,786,530
nCino, Inc. *	20,922	365,717
Nutanix, Inc., Class A *	49,629	2,029,330
Okta, Inc. *	32,035	2,359,378
Pegasystems, Inc.	17,650	645,108
Procore Technologies, Inc. *	24,003	1,358,090
PTC, Inc. *	22,559	3,074,792
RingCentral, Inc., Class A	14,433	580,495
Rubrik, Inc., Class A *	27,386	1,456,387
SailPoint, Inc. *	11,186	127,744
Samsara, Inc., Class A *	61,589	1,770,068
SentinelOne, Inc., Class A *	58,873	833,642
Teradata Corp. *	17,500	461,125
Trimble, Inc. *	45,630	3,071,812
Twilio, Inc., Class A *	27,066	4,007,392
Tyler Technologies, Inc. *	8,239	2,810,652
UiPath, Inc., Class A *	77,401	797,230
Unity Software, Inc. *	62,432	1,649,453
VeriSign, Inc.	15,931	4,280,022
Zoom Communications, Inc. *	51,002	4,954,844
Zscaler, Inc. *	19,145	2,501,869
		104,244,640

Technology Hardware & Equipment 7.6%
Arrow Electronics, Inc. *	9,898	1,859,141
Avnet, Inc.	15,411	1,271,562
CDW Corp.	24,882	3,406,595
Ciena Corp. *	27,001	14,245,188
Cognex Corp.	32,146	1,784,425
Coherent Corp. *	33,476	10,702,612
Corning, Inc.	149,503	24,554,373
Crane NXT Co.	9,308	415,881
Everpure, Inc., Class A *	60,206	4,301,719
F5, Inc. *	10,812	3,502,007
Flex Ltd. *	70,428	6,447,683
Hewlett Packard Enterprise Co.	255,007	7,336,551
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
HP, Inc.	175,809	3,667,376
Ingram Micro Holding Corp.	3,998	123,018
IPG Photonics Corp. *	4,751	564,989
Jabil, Inc.	19,863	6,703,564
Keysight Technologies, Inc. *	32,936	11,524,636
Littelfuse, Inc.	4,701	1,900,003
Lumentum Holdings, Inc. *	13,479	12,162,371
NetApp, Inc.	37,856	4,193,309
Ralliant Corp.	21,619	982,367
Sandisk Corp. *	27,385	30,027,926
Super Micro Computer, Inc. *	98,285	2,693,009
TD SYNNEX Corp.	14,620	3,335,992
Teledyne Technologies, Inc. *	8,898	5,746,773
Ubiquiti, Inc.	806	815,680
Vontier Corp.	27,751	995,706
Western Digital Corp.	65,140	28,304,633
Zebra Technologies Corp., Class A *	9,738	2,203,320
		195,772,409

Telecommunication Services 0.2%
AST SpaceMobile, Inc. *	41,362	3,056,652
GCI Liberty, Inc., Class C *	6,870	235,297
Iridium Communications, Inc.	17,480	682,944
Liberty Global Ltd., Class C *	58,035	658,117
Millicom International Cellular SA	19,071	1,618,746
		6,251,756

Transportation 2.2%
Alaska Air Group, Inc. *	21,894	856,274
American Airlines Group, Inc. *	125,062	1,464,476
Avis Budget Group, Inc. *(a)	3,229	583,383
CH Robinson Worldwide, Inc.	22,485	4,087,998
Delta Air Lines, Inc.	124,840	8,487,872
Expeditors International of Washington, Inc.	25,528	3,775,336
GXO Logistics, Inc. *	21,572	1,232,408
JB Hunt Transport Services, Inc.	14,664	3,688,436
Kirby Corp. *	10,323	1,554,024
Knight-Swift Transportation Holdings, Inc.	30,133	1,955,632
Landstar System, Inc.	6,495	1,195,535
Lyft, Inc., Class A *	73,604	1,041,497
Old Dominion Freight Line, Inc.	35,159	7,468,826
Ryder System, Inc.	7,522	1,908,858
Saia, Inc. *	5,100	2,288,982
Schneider National, Inc., Class B	8,780	272,970
Southwest Airlines Co.	88,196	3,344,392
U-Haul Holding Co., Non Voting Shares	20,843	994,003
United Airlines Holdings, Inc. *	62,303	5,607,270
XPO, Inc. *	21,942	4,830,093
		56,638,265

Utilities 6.1%
AES Corp.	136,269	1,969,087
Alliant Energy Corp.	49,166	3,610,259
Ameren Corp.	51,656	5,870,704
American Water Works Co., Inc.	37,281	4,787,626
Atmos Energy Corp.	30,635	5,820,037
Brookfield Renewable Corp.	25,923	939,968
CenterPoint Energy, Inc.	124,727	5,444,334
Clearway Energy, Inc., Class C	22,475	907,091
CMS Energy Corp.	57,931	4,445,625
Consolidated Edison, Inc.	68,998	7,692,587
DTE Energy Co.	39,663	6,016,481
Edison International	72,957	5,069,782
SECURITY	NUMBER OF SHARES	VALUE ($)
Entergy Corp.	85,473	10,078,121
Essential Utilities, Inc.	53,772	2,054,090
Evergy, Inc.	44,059	3,649,848
Eversource Energy	71,880	5,081,916
Exelon Corp.	193,489	8,898,559
FirstEnergy Corp.	105,038	4,991,406
IDACORP, Inc.	10,320	1,524,677
MDU Resources Group, Inc.	38,790	873,939
National Fuel Gas Co.	17,952	1,514,790
NiSource, Inc.	91,330	4,409,412
NRG Energy, Inc.	39,189	6,097,025
OGE Energy Corp.	40,160	1,959,808
PG&E Corp.	419,675	6,974,999
Pinnacle West Capital Corp.	22,803	2,365,127
PPL Corp.	141,673	5,304,237
Public Service Enterprise Group, Inc.	95,588	7,805,716
Talen Energy Corp. *	8,683	3,233,723
UGI Corp.	41,066	1,482,072
Vistra Corp.	64,760	10,221,718
WEC Energy Group, Inc.	62,327	7,350,846
Xcel Energy, Inc.	113,290	9,397,406
		157,843,016
Total Common Stocks (Cost $1,885,286,596)		2,578,599,606

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	37,000	3,860,580
Total Investment Companies (Cost $2,994,740)		3,860,580

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (b)	9,555,065	9,555,065
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (b)(c)	2,802,180	2,802,180
		12,357,245
Total Short-Term Investments (Cost $12,357,245)		12,357,245
Total Investments in Securities (Cost $1,900,638,581)		2,594,817,431

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/18/26	25	9,128,000	194,907

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $2,774,207.

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

ADR —	American Depositary Receipt
ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,578,599,606	$—	$—	$2,578,599,606
Investment Companies[1]	3,860,580	—	—	3,860,580
Short-Term Investments[1]	12,357,245	—	—	12,357,245
Futures Contracts[2]	194,907	—	—	194,907
Total	$2,595,012,338	$—	$—	$2,595,012,338

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,900,638,581) including securities on loan of $2,774,207		$2,594,817,431
Deposit with broker for futures contracts		680,437
Receivables:
Fund shares sold		1,380,262
Dividends		793,053
Variation margin on future contracts		173,142
Income from securities on loan	+	6,260
Total assets		2,597,850,585

Liabilities
Collateral held for securities on loan		2,802,180
Payables:
Fund shares redeemed		3,284,913
Investment adviser fees	+	82,362
Total liabilities		6,169,455
Net assets		$2,591,681,130

Net Assets by Source
Capital received from investors		$1,946,148,179
Total distributable earnings	+	645,532,951
Net assets		$2,591,681,130

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,591,681,130		165,709,591		$15.64

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $26,855)		$19,021,811
Other Interest		12,015
Securities on loan, net	+	40,196
Total investment income		19,074,022

Expenses
Investment adviser fees		464,116
Total expenses	–	464,116
Net investment income		18,609,906

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(268,152)
Net realized gains on futures contracts	+	532,928
Net realized gains		264,776
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		205,709,749
Net change in unrealized appreciation (depreciation) on futures contracts	+	252,296
Net change in unrealized appreciation (depreciation)		205,962,045
Net realized and unrealized gains		206,226,821
Increase in net assets resulting from operations		$224,836,727
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$18,609,906	$29,414,120
Net realized gains		264,776	48,718,253
Net change in unrealized appreciation (depreciation)	+	205,962,045	136,416,345
Increase in net assets resulting from operations		$224,836,727	$214,548,718

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($47,215,151 )	($42,219,991 )

TRANSACTIONS IN FUND SHARES[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,158,878	$329,822,838	59,639,511	$803,970,178
Shares reinvested		2,671,711	38,873,395	2,520,303	34,971,734
Shares redeemed	+	(11,012,077)	(163,817,004)	(31,324,210)	(432,074,513)
Net transactions in fund shares		13,818,512	$204,879,229	30,835,604	$406,867,399

SHARES OUTSTANDING AND NET ASSETS[1]
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		151,891,079	$2,209,180,325	121,055,475	$1,629,984,199
Total increase	+	13,818,512	382,500,805	30,835,604	579,196,126
End of period		165,709,591	$2,591,681,130	151,891,079	$2,209,180,325

[1]
For the period ended October 31, 2025, transactions in fund shares have been retroactively adjusted to reflect a 5-for-1 share split effective after the close of U.S. markets on August 15, 2025. The retroactive adjustment of the share split does not change the transaction in fund shares values.

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$28.77	$24.10	$20.39	$18.17	$24.45	$18.56
Income (loss) from investment operations:
Net investment income (loss)[1]	0.40	0.74	0.67	0.63	0.65	0.64
Net realized and unrealized gains (losses)	2.56	4.67	3.79	2.13	(6.14)	5.66
Total from investment operations	2.96	5.41	4.46	2.76	(5.49)	6.30
Less distributions:
Distributions from net investment income	(1.02)	(0.74)	(0.75)	(0.54)	(0.79)	(0.41)
Net asset value at end of period	$30.71	$28.77	$24.10	$20.39	$18.17	$24.45
Total return	10.56%*	23.33%	22.21%	15.30%	(23.12%)	34.24%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06%**	0.06%	0.06%	0.06%	0.06%[2]	0.06%
Net investment income (loss)	2.76%**	2.87%	2.84%	2.99%	3.12%	2.76%
Portfolio turnover rate	3%*	10%	7%	13%	5%	3%
Net assets, end of period (x 1,000,000)	$14,035	$12,402	$9,873	$7,952	$7,127	$8,781

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Australia 6.6%
ANZ Group Holdings Ltd.	1,937,973	51,475,489
APA Group	828,690	6,190,491
Aristocrat Leisure Ltd.	354,533	12,197,875
ASX Ltd.	127,397	5,576,545
BHP Group Ltd.	3,271,131	129,469,216
Brambles Ltd.	870,183	14,177,433
CAR Group Ltd.	247,363	4,563,061
Cochlear Ltd.	41,593	2,830,039
Coles Group Ltd.	862,681	13,749,406
Commonwealth Bank of Australia	1,077,373	135,702,262
Computershare Ltd.	334,649	7,351,968
CSL Ltd.	314,085	28,349,486
Evolution Mining Ltd.	1,305,366	11,540,928
Fortescue Ltd.	1,087,094	15,668,361
Goodman Group	1,318,304	28,562,034
Insurance Australia Group Ltd.	1,546,552	8,410,302
Lottery Corp. Ltd.	1,408,948	5,640,171
Lynas Rare Earths Ltd. *	589,005	8,355,725
Macquarie Group Ltd.	232,840	40,000,094
Medibank Pvt Ltd.	1,805,169	6,138,171
National Australia Bank Ltd.	1,976,515	57,176,082
Northern Star Resources Ltd.	878,733	13,469,422
Origin Energy Ltd.	1,114,885	9,748,675
Pro Medicus Ltd.	36,624	3,594,558
Qantas Airways Ltd.	491,059	3,002,526
QBE Insurance Group Ltd.	964,874	15,628,898
REA Group Ltd.	32,542	4,028,858
Rio Tinto Ltd.	240,438	29,451,143
Santos Ltd.	2,104,443	12,124,522
Scentre Group	3,279,282	8,812,055
SGH Ltd.	131,138	3,714,194
Sigma Healthcare Ltd.	3,369,738	6,812,575
Sonic Healthcare Ltd.	304,515	4,357,191
South32 Ltd.	2,879,904	8,534,730
Stockland	1,586,903	4,653,907
Suncorp Group Ltd.	704,816	8,770,996
Telstra Group Ltd.	2,527,938	9,708,601
Transurban Group	2,011,943	20,390,557
Vicinity Ltd.	2,496,817	4,540,397
Washington H Soul Pattinson & Co. Ltd.	221,604	6,757,580
Wesfarmers Ltd.	732,693	38,922,372
Westpac Banking Corp.	2,203,174	61,637,458
WiseTech Global Ltd.	129,615	4,082,293
Woodside Energy Group Ltd.	1,224,483	29,274,498
Woolworths Group Ltd.	786,596	19,531,565
Xero Ltd. *	108,757	6,387,104
		931,061,814

Austria 0.3%
BAWAG Group AG	49,108	8,409,783
Erste Group Bank AG	198,267	21,907,710
OMV AG	93,880	6,626,997
Raiffeisen Bank International AG	86,873	4,738,542
Verbund AG	42,736	3,224,569
		44,907,601

Belgium 1.1%
Ageas SA	94,760	7,425,832
Anheuser-Busch InBev SA	635,015	47,982,733
Argenx SE *	39,937	31,319,702
SECURITY	NUMBER OF SHARES	VALUE ($)
D'ieteren Group	13,774	2,846,277
Elia Group SA *	28,764	4,770,242
Financiere de Tubize SA	13,341	3,072,189
Groupe Bruxelles Lambert NV	49,971	4,668,095
KBC Group NV	147,551	19,638,731
Lotus Bakeries NV	262	3,154,063
Sofina SA	11,110	2,844,691
Syensqo SA	49,992	3,316,429
UCB SA *	81,315	22,141,366
		153,180,350

Denmark 1.7%
AP Moller - Maersk AS, Class A (a)	1,669	3,916,173
AP Moller - Maersk AS, Class B	2,728	6,463,155
Carlsberg AS, Class B	60,553	8,199,712
Coloplast AS, Class B	79,694	4,922,990
Danske Bank AS	433,935	22,307,940
Demant AS *(a)	64,667	2,050,821
DSV AS	131,148	32,254,513
Genmab AS *	39,485	10,454,698
Novo Nordisk AS, Class B	2,074,169	88,226,714
Novonesis Novozymes B, Class B	225,030	13,827,134
Orsted AS *	339,591	9,081,849
Pandora AS	51,718	3,935,686
Rockwool AS, B Shares	59,554	1,733,646
Tryg AS	214,498	5,154,083
Vestas Wind Systems AS	647,859	19,921,270
		232,450,384

Finland 1.3%
Elisa OYJ	92,449	4,490,056
Fortum OYJ (a)	290,101	7,308,534
Kesko OYJ, B Shares	178,614	4,393,851
Kone OYJ, B Shares	217,915	13,861,968
Metso OYJ	423,209	7,310,647
Neste OYJ	272,275	9,405,128
Nokia OYJ	3,432,868	43,619,953
Nordea Bank Abp	1,997,220	37,557,493
Orion OYJ, B Shares	70,996	5,735,648
Sampo OYJ, A Shares	1,531,922	15,918,560
Stora Enso OYJ, R Shares	364,844	4,062,381
UPM-Kymmene OYJ	336,907	10,094,689
Wartsila OYJ Abp	325,417	13,666,591
		177,425,499

France 9.9%
Accor SA	124,262	6,149,569
Aeroports de Paris SA	23,407	2,842,163
Air Liquide SA	372,815	80,207,478
Airbus SE	382,472	78,850,184
Alstom SA *	224,476	4,510,685
Amundi SA	40,371	3,902,109
ArcelorMittal SA	274,880	15,958,211
AXA SA	1,072,751	51,712,264
Ayvens SA	221,887	3,002,632
BioMerieux	26,386	2,226,581
BNP Paribas SA	647,388	67,989,624
Bollore SE	427,200	2,697,573
Bouygues SA	124,700	7,374,727
Bureau Veritas SA	216,458	6,632,994
Capgemini SE	97,618	11,871,941
Carrefour SA	377,517	7,510,082
Cie de Saint-Gobain SA	287,018	26,296,526
Cie Generale des Etablissements Michelin SCA	421,426	15,266,584
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Covivio SA	36,810	2,434,537
Credit Agricole SA	679,237	13,266,931
Danone SA	418,124	32,759,188
Dassault Aviation SA	12,840	4,490,119
Dassault Systemes SE	426,913	9,619,890
Eiffage SA	43,927	7,082,276
Engie SA	1,177,071	38,799,240
EssilorLuxottica SA	194,002	41,064,313
Eurofins Scientific SE	77,996	5,421,685
Euronext NV	50,738	8,493,094
Gecina SA	29,224	2,470,720
Getlink SE	194,692	4,357,499
Hermes International SCA	20,466	39,153,525
Ipsen SA	24,595	4,830,500
Kering SA	47,967	13,196,360
Klepierre SA	135,054	5,471,875
Legrand SA	167,898	30,081,180
L'Oreal SA	154,689	66,622,840
LVMH Moet Hennessy Louis Vuitton SE	160,198	85,579,242
Orange SA	1,193,656	24,854,715
Pernod Ricard SA	130,669	9,714,177
Publicis Groupe SA	147,378	13,770,600
Renault SA	127,142	4,466,397
Rexel SA	143,244	6,058,255
Safran SA	228,903	73,503,624
Sanofi SA	707,249	66,181,851
Sartorius Stedim Biotech	18,750	3,465,216
Schneider Electric SE	353,043	112,341,367
Societe Generale SA	444,781	35,804,876
Sodexo SA	57,656	2,932,586
STMicroelectronics NV	436,787	23,794,402
Thales SA	59,547	16,359,770
TotalEnergies SE	1,277,122	118,738,546
Unibail-Rodamco-Westfield *	77,441	9,401,913
Veolia Environnement SA	403,622	17,068,837
Vinci SA	318,989	48,238,230
		1,396,892,303

Germany 8.7%
adidas AG	109,363	18,926,093
Allianz SE	244,860	111,835,483
BASF SE	572,305	36,705,673
Bayer AG	633,114	28,387,373
Bayerische Motoren Werke AG	178,911	16,372,710
Beiersdorf AG	62,926	5,216,543
Brenntag SE	79,355	5,779,020
Commerzbank AG	475,415	19,650,744
Continental AG *	70,383	5,325,392
CTS Eventim AG & Co. KGaA	42,252	2,788,788
Daimler Truck Holding AG	295,023	14,880,338
Delivery Hero SE *	132,877	3,233,983
Deutsche Bank AG	1,168,108	36,291,980
Deutsche Boerse AG	120,954	37,108,411
Deutsche Lufthansa AG	374,294	3,207,116
Deutsche Post AG	592,350	35,075,536
Deutsche Telekom AG	2,366,794	76,448,952
E.ON SE	1,451,277	32,175,163
Evonik Industries AG	165,416	3,421,330
Fresenius Medical Care AG	140,843	6,372,928
Fresenius SE & Co. KGaA	270,436	13,097,096
GEA Group AG	93,981	6,426,570
Hannover Rueck SE	39,291	11,871,889
Heidelberg Materials AG	86,689	19,127,330
Henkel AG & Co. KGaA	65,142	4,489,317
Hensoldt AG	42,213	3,809,044
HOCHTIEF AG	10,212	5,492,309
SECURITY	NUMBER OF SHARES	VALUE ($)
Infineon Technologies AG	844,074	56,768,403
Knorr-Bremse AG	46,094	5,376,078
LEG Immobilien SE	49,151	3,448,860
Mercedes-Benz Group AG	465,149	27,113,583
Merck KGaA	82,683	10,706,378
MTU Aero Engines AG	34,477	11,824,104
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	84,299	50,425,282
Nemetschek SE	35,472	2,574,347
Qiagen NV	132,397	4,516,266
Rational AG	3,300	2,412,947
Rheinmetall AG	29,660	47,302,057
RWE AG	406,707	29,613,351
SAP SE	671,642	112,764,032
Scout24 SE	48,580	4,044,882
Siemens AG	489,129	145,350,093
Siemens Energy AG	498,918	105,731,583
Siemens Healthineers AG	221,390	9,077,911
Symrise AG	86,919	7,688,910
Talanx AG	42,165	5,495,796
Vonovia SE	492,069	13,257,910
Zalando SE *	144,586	3,571,259
		1,222,581,143

Hong Kong 2.0%
AIA Group Ltd.	6,757,400	74,187,895
BOC Hong Kong Holdings Ltd.	2,376,590	13,670,593
CK Asset Holdings Ltd.	1,237,211	7,793,502
CK Hutchison Holdings Ltd.	1,707,025	14,253,976
CK Infrastructure Holdings Ltd.	416,500	3,506,340
CLP Holdings Ltd.	1,057,426	10,167,491
Futu Holdings Ltd., ADR	37,143	5,738,965
Galaxy Entertainment Group Ltd.	1,289,000	5,499,343
Henderson Land Development Co. Ltd.	946,735	3,742,165
HKT Trust & HKT Ltd.	2,448,000	3,971,025
Hong Kong & China Gas Co. Ltd.	7,154,696	6,623,976
Hong Kong Exchanges & Clearing Ltd.	772,765	41,159,553
Hongkong Land Holdings Ltd.	695,501	5,498,653
Jardine Matheson Holdings Ltd.	103,217	7,036,539
Link REIT	1,698,240	8,551,134
MTR Corp. Ltd.	1,011,860	4,323,848
Power Assets Holdings Ltd.	891,938	7,371,041
Sands China Ltd.	1,583,600	3,322,635
Sino Land Co. Ltd.	2,494,538	4,000,164
SITC International Holdings Co. Ltd.	869,000	3,638,477
Sun Hung Kai Properties Ltd.	929,604	16,274,649
Swire Pacific Ltd., A Shares	235,090	2,557,070
Techtronic Industries Co. Ltd.	939,500	13,622,465
WH Group Ltd.	5,476,289	6,656,147
Wharf Holdings Ltd.	666,000	2,198,884
Wharf Real Estate Investment Co. Ltd.	1,060,188	3,319,971
		278,686,501

Ireland 0.4%
AIB Group PLC	1,388,399	16,003,445
Bank of Ireland Group PLC	622,152	12,254,769
Kerry Group PLC, Class A	101,933	8,638,646
Kingspan Group PLC	97,243	8,997,276
Ryanair Holdings PLC	539,541	14,156,020
		60,050,156

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Israel 1.1%
Azrieli Group Ltd.	26,685	4,256,258
Bank Hapoalim BM	798,798	21,431,774
Bank Leumi Le-Israel BM	953,447	24,136,171
Check Point Software Technologies Ltd. *	56,157	6,315,978
CyberArk Software Ltd. *(b)	31,456	1,415,520
Elbit Systems Ltd.	17,967	14,947,596
ICL Group Ltd.	528,031	2,827,432
Israel Discount Bank Ltd., A Shares	792,896	8,820,851
Mizrahi Tefahot Bank Ltd.	102,081	8,026,962
Monday.com Ltd. *	26,848	1,768,478
Nice Ltd. *	40,184	4,107,504
Nova Ltd. *	19,207	9,590,756
Phoenix Financial Ltd.	147,170	8,855,016
Teva Pharmaceutical Industries Ltd., ADR *	737,458	25,862,652
Tower Semiconductor Ltd. *	72,450	15,097,906
		157,460,854

Italy 3.3%
Banca Mediolanum SpA	141,627	3,104,234
Banca Monte dei Paschi di Siena SpA	1,262,216	13,454,858
Banco BPM SpA	734,715	10,705,555
BPER Banca SpA	1,007,396	14,870,954
Buzzi SpA	52,274	2,862,197
Davide Campari-Milano NV	404,928	3,004,388
Enel SpA	5,239,964	61,180,159
Eni SpA	1,316,329	37,221,050
Ferrari NV	81,160	28,085,486
FinecoBank Banca Fineco SpA	392,739	9,749,988
Generali	545,611	24,449,903
Intesa Sanpaolo SpA	8,991,643	61,091,279
Italgas SpA	390,151	4,712,951
Leonardo SpA	258,543	16,144,914
Moncler SpA	150,341	9,076,330
Poste Italiane SpA	297,131	7,887,023
Prysmian SpA	181,314	27,579,510
Recordati Industria Chimica e Farmaceutica SpA	76,543	4,469,168
Snam SpA	1,308,992	10,321,949
Stellantis NV *	1,317,387	9,666,952
Telecom Italia SpA *	7,566,985	5,971,711
Tenaris SA	241,529	7,709,930
Terna - Rete Elettrica Nazionale	898,972	10,813,069
UniCredit SpA	902,760	69,767,428
Unipol Assicurazioni SpA	237,189	6,197,417
		460,098,403

Japan 22.8%
Advantest Corp.	493,192	92,088,087
Aeon Co. Ltd.	1,448,700	13,972,962
AGC, Inc.	124,993	4,482,739
Aisin Corp.	324,200	5,140,974
Ajinomoto Co., Inc.	583,900	18,766,778
ANA Holdings, Inc.	105,600	1,754,881
Asahi Group Holdings Ltd.	978,100	9,630,009
Asahi Kasei Corp.	834,200	8,208,398
Asics Corp.	449,600	12,767,566
Astellas Pharma, Inc.	1,156,750	16,393,163
Bandai Namco Holdings, Inc.	370,700	8,509,527
Bridgestone Corp.	731,214	15,195,391
Canon, Inc.	564,695	14,527,654
Capcom Co. Ltd.	223,600	4,721,003
Central Japan Railway Co.	500,600	12,009,627
SECURITY	NUMBER OF SHARES	VALUE ($)
Chiba Bank Ltd.	365,900	5,050,592
Chubu Electric Power Co., Inc.	443,100	7,620,819
Chugai Pharmaceutical Co. Ltd.	431,800	23,027,617
Dai Nippon Printing Co. Ltd.	245,996	4,659,442
Daifuku Co. Ltd.	209,490	9,159,250
Daiichi Life Group, Inc.	2,285,100	20,921,643
Daiichi Sankyo Co. Ltd.	1,152,800	18,726,180
Daikin Industries Ltd.	170,100	24,034,312
Daito Trust Construction Co. Ltd.	195,400	4,395,136
Daiwa House Industry Co. Ltd.	362,200	11,051,069
Daiwa Securities Group, Inc.	856,000	8,057,413
Denso Corp.	1,123,400	13,422,442
Disco Corp.	59,100	28,118,737
East Japan Railway Co.	628,980	13,729,947
Ebara Corp.	295,100	10,094,755
Eisai Co. Ltd.	174,600	5,226,203
ENEOS Holdings, Inc.	1,737,100	14,589,005
FANUC Corp.	595,000	26,282,974
Fast Retailing Co. Ltd.	122,300	57,572,138
Fuji Electric Co. Ltd.	92,100	7,740,527
FUJIFILM Holdings Corp.	718,933	13,230,974
Fujikura Ltd.	967,200	37,317,463
Fujitsu Ltd.	1,131,600	22,712,733
Hankyu Hanshin Holdings, Inc.	150,500	4,343,260
Hikari Tsushin, Inc.	11,593	2,815,197
Hitachi Ltd.	2,948,675	93,762,988
Honda Motor Co. Ltd.	2,398,617	19,463,419
Hoya Corp.	217,207	40,562,045
Hulic Co. Ltd.	284,600	3,209,854
Ibiden Co. Ltd.	155,000	13,257,170
Idemitsu Kosan Co. Ltd.	505,615	4,326,210
IHI Corp.	653,800	11,942,023
Inpex Corp.	565,100	14,732,259
Isuzu Motors Ltd.	339,600	4,679,182
ITOCHU Corp.	3,836,300	47,543,645
Japan Airlines Co. Ltd.	88,700	1,394,884
Japan Exchange Group, Inc.	621,000	7,397,180
Japan Post Bank Co. Ltd.	1,155,400	19,826,976
Japan Post Holdings Co. Ltd.	1,143,800	13,264,710
Japan Post Insurance Co. Ltd.	341,700	3,331,784
Japan Tobacco, Inc.	773,700	28,823,984
JFE Holdings, Inc.	369,800	4,061,270
JX Advanced Metals Corp.	361,700	11,221,496
Kajima Corp.	276,300	10,798,925
Kansai Electric Power Co., Inc.	617,600	9,894,048
Kao Corp.	286,419	10,673,364
Kawasaki Heavy Industries Ltd.	496,300	10,203,138
Kawasaki Kisen Kaisha Ltd.	231,000	3,781,019
KDDI Corp.	1,895,200	31,014,051
Keyence Corp.	124,900	57,287,374
Kikkoman Corp.	440,285	4,000,133
Kioxia Holdings Corp. *	122,100	29,543,141
Kirin Holdings Co. Ltd.	510,100	8,043,794
Komatsu Ltd.	614,209	26,299,201
Konami Group Corp.	65,200	7,828,770
Kubota Corp.	620,900	10,135,846
Kyocera Corp.	834,100	14,493,301
Kyowa Kirin Co. Ltd.	158,600	2,389,451
Lasertec Corp.	52,200	14,426,948
LY Corp.	1,767,400	4,648,663
M3, Inc.	287,600	2,770,292
Makita Corp.	147,400	5,473,399
Marubeni Corp.	908,400	35,355,902
MatsukiyoCocokara & Co.	219,400	3,203,656
Minebea Mitsumi, Inc.	238,200	4,762,347
Mitsubishi Chemical Group Corp.	798,900	4,683,505
Mitsubishi Corp.	2,075,800	66,480,852
Mitsubishi Electric Corp.	1,221,100	49,003,934
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Estate Co. Ltd.	679,002	19,350,352
Mitsubishi HC Capital, Inc.	559,638	5,083,250
Mitsubishi Heavy Industries Ltd.	2,054,900	61,330,294
Mitsubishi UFJ Financial Group, Inc.	7,254,809	130,316,938
Mitsui & Co. Ltd.	1,592,200	59,780,593
Mitsui Fudosan Co. Ltd.	1,710,431	18,732,681
Mitsui OSK Lines Ltd.	222,600	8,408,521
Mizuho Financial Group, Inc.	1,596,313	68,645,738
MonotaRO Co. Ltd.	166,000	1,973,852
MS&AD Insurance Group Holdings, Inc.	830,186	21,347,458
Murata Manufacturing Co. Ltd.	1,073,200	35,591,844
NEC Corp.	834,800	22,205,688
Nexon Co. Ltd.	243,400	4,109,195
NIDEC Corp.	541,500	8,341,135
Nintendo Co. Ltd.	713,390	34,898,246
Nippon Building Fund, Inc.	5,111	4,279,979
Nippon Paint Holdings Co. Ltd.	633,400	3,994,871
Nippon Sanso Holdings Corp.	112,800	3,976,816
Nippon Steel Corp.	3,067,205	11,291,911
Nippon Yusen KK	265,900	9,556,096
Nissan Motor Co. Ltd. *	1,507,396	3,448,947
Nitori Holdings Co. Ltd.	269,400	3,894,653
Nitto Denko Corp.	436,500	8,302,343
Nomura Holdings, Inc.	1,925,700	15,424,521
Nomura Research Institute Ltd.	237,300	6,404,665
NTT, Inc.	19,213,775	18,715,381
Obayashi Corp.	415,100	9,759,278
Obic Co. Ltd.	203,700	5,412,951
Olympus Corp.	723,700	7,117,962
Oracle Corp. Japan	27,700	1,529,423
Oriental Land Co. Ltd.	695,300	9,673,693
ORIX Corp.	755,200	25,417,382
Osaka Gas Co. Ltd.	231,700	8,325,771
Otsuka Corp.	147,600	2,732,705
Otsuka Holdings Co. Ltd.	276,900	20,181,069
Pan Pacific International Holdings Corp.	1,244,500	7,038,956
Panasonic Holdings Corp.	1,502,112	30,726,911
Rakuten Group, Inc. *	970,620	4,725,771
Recruit Holdings Co. Ltd.	903,800	41,868,503
Renesas Electronics Corp.	1,142,800	23,110,437
Resona Holdings, Inc.	1,336,585	16,717,553
Ryohin Keikaku Co. Ltd.	322,700	7,455,564
Sanrio Co. Ltd.	602,500	3,511,133
SBI Holdings, Inc.	363,380	7,332,285
SCREEN Holdings Co. Ltd.	102,600	6,802,485
Secom Co. Ltd.	255,700	9,375,095
Seibu Holdings, Inc.	140,100	3,296,901
Sekisui Chemical Co. Ltd.	237,100	3,633,288
Sekisui House Ltd.	378,169	8,234,240
Seven & i Holdings Co. Ltd.	1,346,709	16,094,616
Shimadzu Corp.	152,500	3,544,935
Shimano, Inc.	46,800	4,910,016
Shimizu Corp.	331,500	6,404,611
Shin-Etsu Chemical Co. Ltd.	1,088,100	50,098,488
Shionogi & Co. Ltd.	477,800	9,652,963
Shiseido Co. Ltd.	260,800	5,326,815
SMC Corp.	36,400	17,899,391
SoftBank Corp.	18,506,500	26,047,319
SoftBank Group Corp.	2,390,600	81,660,041
Sompo Holdings, Inc.	570,900	21,246,274
Sony Financial Group, Inc.	4,030,900	3,616,390
Sony Group Corp.	3,945,300	79,045,380
Subaru Corp.	384,800	5,731,675
Sumitomo Corp.	699,600	26,012,648
Sumitomo Electric Industries Ltd.	459,600	30,257,405
Sumitomo Metal Mining Co. Ltd.	159,100	9,781,927
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Mitsui Financial Group, Inc.	2,357,738	83,249,490
Sumitomo Mitsui Trust Group, Inc.	403,800	13,500,380
Sumitomo Realty & Development Co. Ltd.	390,400	12,102,241
Suntory Beverage & Food Ltd.	85,500	2,463,968
Suzuki Motor Corp.	1,008,500	11,278,490
Sysmex Corp.	318,900	2,816,027
T&D Holdings, Inc.	299,600	7,258,712
Taisei Corp.	94,300	10,225,962
Takeda Pharmaceutical Co. Ltd.	1,021,290	34,144,566
TDK Corp.	1,253,100	22,912,181
Terumo Corp.	859,100	10,931,198
TIS, Inc.	137,100	2,988,098
Toho Co. Ltd.	347,540	3,233,317
Tokio Marine Holdings, Inc.	1,184,497	54,246,137
Tokyo Electron Ltd.	288,500	85,015,938
Tokyo Gas Co. Ltd.	208,140	8,839,677
Tokyu Corp.	318,300	3,384,180
TOPPAN Holdings, Inc.	156,000	4,636,875
Toray Industries, Inc.	902,100	6,476,851
Toyota Industries Corp. *	21,700	2,826,903
Toyota Motor Corp.	6,092,515	116,948,311
Toyota Tsusho Corp.	448,007	17,586,868
Tsuruha Holdings, Inc.	143,300	1,883,756
Unicharm Corp.	739,200	4,306,629
West Japan Railway Co.	262,364	4,749,202
Yamaha Motor Co. Ltd.	606,600	4,260,743
Yokogawa Electric Corp.	152,900	5,323,630
Yokohama Financial Group, Inc.	657,200	6,238,536
Zensho Holdings Co. Ltd.	62,300	3,433,664
ZOZO, Inc.	311,100	2,094,468
		3,202,137,936

Netherlands 5.3%
ABN AMRO Bank NV, GDR	375,319	13,067,412
Adyen NV *	16,180	18,258,407
Aegon Ltd.	819,740	6,792,856
AerCap Holdings NV	108,134	15,377,736
Akzo Nobel NV	112,381	6,596,396
ASM International NV	30,163	29,507,726
ASML Holding NV	249,912	361,259,193
ASR Nederland NV	99,124	7,529,401
BE Semiconductor Industries NV	46,777	13,682,952
Coca-Cola Europacific Partners PLC	135,415	12,806,197
CSG NV *	126,231	2,733,846
CVC Capital Partners PLC	136,270	2,074,014
DSM-Firmenich AG	111,029	8,292,620
EXOR NV	61,078	4,791,165
Heineken Holding NV	82,857	5,887,900
Heineken NV	183,182	14,260,675
ING Groep NV, Series N	1,882,254	54,475,021
InPost SA *	166,554	2,987,358
Koninklijke Ahold Delhaize NV	574,903	27,002,884
Koninklijke KPN NV	2,456,508	13,136,283
Koninklijke Philips NV	493,882	13,027,505
Magnum Ice Cream Co. NV *	307,066	4,483,226
Nebius Group NV *	137,151	18,958,383
NN Group NV	169,462	14,833,653
Prosus NV *	844,807	40,899,611
Randstad NV	66,376	1,966,813
Universal Music Group NV	702,947	14,739,107
Wolters Kluwer NV	150,503	11,746,068
		741,174,408

See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
New Zealand 0.2%
Auckland International Airport Ltd.	1,069,388	5,211,864
Contact Energy Ltd.	558,608	3,134,979
Fisher & Paykel Healthcare Corp. Ltd.	372,486	8,027,173
Infratil Ltd.	634,548	4,674,407
Meridian Energy Ltd.	838,367	2,813,108
		23,861,531

Norway 0.7%
Aker BP ASA	206,620	8,077,249
DNB Bank ASA	566,117	17,143,913
Equinor ASA	494,882	20,140,324
Gjensidige Forsikring ASA	128,165	3,600,291
Kongsberg Gruppen ASA	283,321	9,480,017
Mowi ASA	299,523	6,645,590
Norsk Hydro ASA	884,775	9,764,832
Orkla ASA	464,904	5,734,131
Salmar ASA	43,951	2,651,852
Telenor ASA	399,250	6,571,786
Yara International ASA	108,124	6,294,645
		96,104,630

Portugal 0.2%
Banco Comercial Portugues SA, Class R	4,707,609	5,031,871
EDP Renovaveis SA *	203,005	3,394,400
EDP SA	2,002,271	10,920,944
Galp Energia SGPS SA	271,283	6,345,295
Jeronimo Martins SGPS SA	179,843	4,318,547
		30,011,057

Singapore 1.6%
CapitaLand Ascendas REIT	2,614,800	5,139,300
CapitaLand Integrated Commercial Trust	3,925,990	7,312,218
CapitaLand Investment Ltd.	1,543,849	3,385,846
DBS Group Holdings Ltd.	1,363,482	62,871,064
Grab Holdings Ltd., A Shares *	1,516,944	5,794,726
Keppel Ltd.	944,700	8,086,080
Keppel REIT	104,966	73,903
Oversea-Chinese Banking Corp. Ltd.	2,171,801	37,469,212
Sea Ltd., ADR *	253,989	21,558,586
Sembcorp Industries Ltd.	616,400	3,234,831
Singapore Airlines Ltd.	1,032,250	5,112,453
Singapore Exchange Ltd.	552,000	9,438,505
Singapore Technologies Engineering Ltd.	996,949	8,448,620
Singapore Telecommunications Ltd.	4,834,737	17,510,439
United Overseas Bank Ltd.	804,333	22,906,647
Wilmar International Ltd.	1,259,234	3,591,806
Yangzijiang Shipbuilding Holdings Ltd.	1,710,200	5,832,575
		227,766,811

Spain 3.8%
Acciona SA	15,881	4,622,681
ACS Actividades de Construccion y Servicios SA	114,489	16,501,831
Aena SME SA	480,496	13,123,597
Amadeus IT Group SA	291,191	16,802,389
Banco Bilbao Vizcaya Argentaria SA	3,677,104	81,199,276
Banco de Sabadell SA	3,230,670	12,525,301
Banco Santander SA	9,462,059	115,459,035
SECURITY	NUMBER OF SHARES	VALUE ($)
Bankinter SA	435,091	7,240,381
CaixaBank SA	2,495,576	31,764,543
Cellnex Telecom SA *	309,361	10,413,898
Endesa SA	204,083	9,147,343
Ferrovial SE	329,439	22,623,067
Grifols SA	183,873	1,938,768
Iberdrola SA	4,143,459	97,140,128
Indra Sistemas SA	50,646	2,912,872
Industria de Diseno Textil SA	703,549	42,107,852
International Consolidated Airlines Group SA	783,846	3,954,275
Mapfre SA	568,559	2,783,281
Naturgy Energy Group SA	177,512	5,579,262
Redeia Corp. SA	262,566	4,591,591
Repsol SA	727,655	19,545,655
Telefonica SA	2,350,643	10,607,318
		532,584,344

Sweden 3.6%
AddTech AB, B Shares	168,666	6,194,424
Alfa Laval AB (a)	183,094	11,018,459
Assa Abloy AB, B Shares	649,002	24,978,592
Atlas Copco AB, A Shares	1,712,526	32,910,693
Atlas Copco AB, B Shares	1,016,955	17,340,221
Beijer Ref AB, Class B (a)	260,212	3,686,592
Boliden AB	185,898	9,771,799
Epiroc AB, A Shares	415,719	12,001,555
Epiroc AB, B Shares	258,914	6,451,555
EQT AB	321,613	10,494,408
Essity AB, B Shares	383,287	10,150,136
Evolution AB	86,743	6,113,272
Fastighets AB Balder, B Shares *	453,771	2,714,533
H & M Hennes & Mauritz AB, B Shares (a)	320,677	5,755,414
Hexagon AB, B Shares	1,330,065	14,530,880
Holmen AB, B Shares	43,826	1,507,583
Industrivarden AB, A Shares	76,020	4,038,619
Industrivarden AB, C Shares	90,571	4,765,456
Indutrade AB	170,622	3,686,087
Investment AB Latour, B Shares	92,191	2,116,407
Investor AB, B Shares (a)	1,174,582	47,671,070
L E Lundbergforetagen AB, B Shares	49,038	2,842,463
Lifco AB, B Shares (a)	150,179	4,725,417
Nibe Industrier AB, B Shares	987,305	4,488,142
Saab AB, B Shares	208,203	12,638,590
Sagax AB, B Shares	140,471	2,795,499
Sandvik AB	687,102	28,904,403
Securitas AB, B Shares (a)	321,755	5,399,998
Skandinaviska Enskilda Banken AB, A Shares	976,582	19,328,676
Skanska AB, B Shares	220,970	5,967,807
SKF AB, B Shares (a)	220,942	5,563,037
Spotify Technology SA *	101,008	45,105,122
Svenska Cellulosa AB SCA, B Shares	396,445	4,542,706
Svenska Handelsbanken AB, A Shares	937,342	13,319,566
Swedbank AB, A Shares	544,695	19,254,544
Swedish Orphan Biovitrum AB *	129,879	6,093,025
Tele2 AB, B Shares	349,536	7,172,250
Telefonaktiebolaget LM Ericsson, B Shares	1,798,141	21,450,019
Telia Co. AB	1,515,279	7,920,432
Trelleborg AB, B Shares	133,632	5,486,800
Verisure PLC *	178,529	2,230,699
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Volvo AB, B Shares	1,024,900	35,724,667
		498,851,617

Switzerland 9.1%
ABB Ltd.	1,009,331	102,083,398
Alcon AG	323,009	24,113,363
Avolta AG *	54,480	3,010,758
Banque Cantonale Vaudoise	20,055	3,160,158
Barry Callebaut AG	2,298	3,444,378
Belimo Holding AG	6,276	5,747,304
BKW AG	13,426	2,683,777
Chocoladefabriken Lindt & Spruengli AG	67	8,652,077
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	619	7,585,493
Cie Financiere Richemont SA, Class A	346,215	66,444,637
EMS-Chemie Holding AG	4,691	3,998,720
Galderma Group AG *	118,130	24,782,888
Geberit AG	21,881	14,786,318
Givaudan SA	5,905	21,057,574
Helvetia Baloise Holding AG *	50,870	13,947,741
Holcim AG *	328,721	30,546,841
Julius Baer Group Ltd.	129,633	10,655,430
Kuehne & Nagel International AG	30,877	7,251,983
Logitech International SA	97,753	9,649,441
Lonza Group AG	45,030	27,685,386
Nestle SA	1,659,273	167,984,206
Novartis AG	1,224,600	180,983,229
Partners Group Holding AG	14,575	15,845,977
Roche Holding AG	452,596	184,432,798
Roche Holding AG, Bearer Shares	20,493	8,571,435
Sandoz Group AG	268,023	21,499,047
Schindler Holding AG	15,734	5,268,387
Schindler Holding AG, Participation Certificates	25,443	8,895,344
SGS SA	106,323	11,520,100
Sika AG	97,143	17,919,602
Sonova Holding AG	32,888	7,209,316
Straumann Holding AG	72,676	7,887,437
Swatch Group AG, Bearer Shares	18,345	4,258,397
Swiss Life Holding AG	18,436	21,645,752
Swiss Prime Site AG	51,886	8,991,620
Swiss Re AG	192,045	30,936,271
Swisscom AG	16,822	14,228,513
UBS Group AG	2,044,732	90,483,064
VAT Group AG	17,605	13,225,763
Zurich Insurance Group AG	94,369	65,795,955
		1,278,869,878

United Kingdom 14.8%
3i Group PLC	637,347	22,165,480
Admiral Group PLC	166,311	7,644,672
Airtel Africa PLC	573,484	2,769,712
Anglo American PLC	716,346	35,448,327
Antofagasta PLC	253,820	12,309,685
Associated British Foods PLC	209,796	5,224,234
AstraZeneca PLC	998,707	189,476,899
Autotrader Group PLC	539,538	3,629,431
Aviva PLC	1,954,779	16,578,982
BAE Systems PLC	1,935,498	53,833,063
Barclays PLC	8,923,973	52,454,317
Barratt Redrow PLC	871,049	2,966,575
BP PLC	10,127,051	80,164,022
British American Tobacco PLC	1,402,599	82,605,788
BT Group PLC	3,837,238	11,280,844
Bunzl PLC	213,585	7,041,048
SECURITY	NUMBER OF SHARES	VALUE ($)
Centrica PLC	2,924,083	8,546,774
Coca-Cola HBC AG *	139,912	8,160,914
Compass Group PLC	1,096,974	30,997,201
Diageo PLC	1,434,674	29,008,213
Endeavour Mining PLC	121,943	7,360,080
Entain PLC	378,454	2,793,360
Experian PLC	591,193	21,631,174
Fresnillo PLC	142,197	6,278,959
Glencore PLC *	6,428,389	49,960,343
GSK PLC	2,624,310	68,802,764
Haleon PLC	5,717,459	26,402,476
Halma PLC	246,498	14,833,670
HSBC Holdings PLC	11,063,518	203,566,690
Imperial Brands PLC	489,536	18,598,762
Informa PLC	837,529	9,055,450
InterContinental Hotels Group PLC	92,399	13,211,309
Intertek Group PLC	100,871	6,497,919
J Sainsbury PLC	1,092,634	4,888,603
JD Sports Fashion PLC	1,537,065	1,411,034
Kingfisher PLC	1,116,883	4,391,924
Land Securities Group PLC	453,204	3,646,608
Legal & General Group PLC	3,667,160	12,584,690
Lloyds Banking Group PLC	37,923,426	51,549,384
London Stock Exchange Group PLC	294,571	38,222,552
M&G PLC	1,489,968	6,123,696
Marks & Spencer Group PLC	1,308,380	5,877,027
Melrose Industries PLC	825,390	5,416,432
National Grid PLC	3,200,475	57,290,344
NatWest Group PLC	5,137,120	40,973,007
Next PLC	75,778	13,373,945
NMC Health PLC *(b)	48,950	0
Pearson PLC	378,283	5,582,308
Prudential PLC	1,647,036	24,820,072
Reckitt Benckiser Group PLC	413,563	26,314,419
RELX PLC	1,175,102	42,851,656
Rentokil Initial PLC	1,637,486	11,039,530
Rio Tinto PLC	726,033	73,138,022
Rolls-Royce Holdings PLC	5,405,780	86,987,415
Sage Group PLC	615,000	7,334,882
Schroders PLC	474,498	3,736,189
Segro PLC	823,856	7,803,549
Severn Trent PLC	172,498	7,668,187
Shell PLC	3,665,612	166,663,537
Smith & Nephew PLC	518,891	8,029,222
Smiths Group PLC	207,840	7,175,807
Spirax Group PLC	46,797	4,567,245
SSE PLC	777,121	27,824,320
Standard Chartered PLC	1,228,364	31,280,073
Standard Life PLC	441,963	4,546,955
Sunbelt Rentals Holdings, Inc.	266,694	20,045,782
Tesco PLC	4,123,679	27,049,248
Unilever PLC	1,403,585	81,850,229
United Utilities Group PLC	436,167	8,650,147
Vodafone Group PLC	12,039,918	19,157,256
Whitbread PLC	108,024	3,283,706
Wise PLC, Class A *	431,565	6,171,953
		2,070,620,092
Total Common Stocks (Cost $7,462,915,962)		13,816,777,312

PREFERRED STOCKS 0.3% OF NET ASSETS

Germany 0.3%
Bayerische Motoren Werke AG	37,512	3,422,980
Dr. Ing hc F Porsche AG (a)	70,739	3,435,153
Henkel AG & Co. KGaA	104,711	7,619,608
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Porsche Automobil Holding SE	95,832	3,486,956
Sartorius AG	16,268	4,156,088
Volkswagen AG	131,477	13,332,849
		35,453,634

Italy 0.0%
Telecom Italia SpA - RSP *	3,916,352	3,616,132
Total Preferred Stocks (Cost $44,786,430)		39,069,766

SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)(d)	88,958,350	88,958,350
Total Short-Term Investments (Cost $88,958,350)		88,958,350
Total Investments in Securities (Cost $7,596,660,742)		13,944,805,428

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/19/26	1,165	177,435,325	974,184

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $85,910,787.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	24.6%
Industrials	19.6%
Health Care	10.3%
Information Technology	9.5%
Consumer Discretionary	8.1%
Consumer Staples	6.8%
Materials	6.0%
Communication Services	4.1%
Utilities	4.0%
Energy	4.0%
Real Estate	1.8%
Short-Term Investments	0.6%
Total	99.4%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$718,236,510	$—	$718,236,510
Australia	19,753,978	911,307,836	—	931,061,814
Denmark	18,579,040	213,871,344	—	232,450,384
Finland	18,255,819	159,169,680	—	177,425,499
France	11,867,581	1,385,024,722	—	1,396,892,303
Germany	32,175,163	1,190,405,980	—	1,222,581,143
Hong Kong	14,593,996	264,092,505	—	278,686,501
Israel	33,947,108	122,098,226	1,415,520	157,460,854
Japan	92,343,993	3,109,793,943	—	3,202,137,936
Netherlands	78,628,426	662,545,982	—	741,174,408
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
New Zealand	$11,159,951	$12,701,580	$—	$23,861,531
Norway	28,468,487	67,636,143	—	96,104,630
Portugal	4,318,547	25,692,510	—	30,011,057
Singapore	27,353,312	200,413,499	—	227,766,811
Spain	19,318,196	513,266,148	—	532,584,344
Sweden	71,855,523	426,996,094	—	498,851,617
Switzerland	16,237,570	1,262,632,308	—	1,278,869,878
United Kingdom	54,006,324	2,016,613,768	0 *	2,070,620,092
Preferred Stocks[1]	—	39,069,766	—	39,069,766
Short-Term Investments[1]	88,958,350	—	—	88,958,350
Futures Contracts[2]	974,184	—	—	974,184
Total	$642,795,548	$13,301,568,544	$1,415,520	$13,945,779,612

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $7,596,660,742) including securities on loan of $85,910,787		$13,944,805,428
Cash		29,164,643
Foreign currency, at value (cost $15,819,065)		15,846,246
Deposit with broker for futures contracts		7,289,133
Receivables:
Fund shares sold		56,189,465
Dividends		51,752,744
Foreign tax reclaims		38,222,799
Variation margin on future contracts		2,877,803
Income from securities on loan		169,396
Investments sold	+	89,913
Total assets		14,146,407,570

Liabilities
Collateral held for securities on loan		88,958,350
Payables:
Investments bought		15,169,568
Fund shares redeemed		7,032,795
Investment adviser fees	+	678,352
Total liabilities		111,839,065
Net assets		$14,034,568,505

Net Assets by Source
Capital received from investors		$8,939,855,520
Total distributable earnings	+	5,094,712,985
Net assets		$14,034,568,505

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,034,568,505		457,048,296		$30.71

See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $19,295,585)		$182,676,847
Other Interest		469,818
Securities on loan, net	+	371,531
Total investment income		183,518,196

Expenses
Investment adviser fees		3,889,914
Professional fees	+	640 [1]
Total expenses		3,890,554
Expense reduction	–	640 [1]
Net expenses	–	3,889,914
Net investment income		179,628,282

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(13,380,052)
Net realized gains on futures contracts		9,199,095
Net realized losses on foreign currency transactions	+	(611,017)
Net realized losses		(4,791,974)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,141,018,554
Net change in unrealized appreciation (depreciation) on futures contracts		910,145
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	2,258,591
Net change in unrealized appreciation (depreciation)		1,144,187,290
Net realized and unrealized gains		1,139,395,316
Increase in net assets resulting from operations		$1,319,023,598

[1]	Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund.
See financial notes

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$179,628,282	$312,858,373
Net realized losses		(4,791,974)	(137,466,491)
Net change in unrealized appreciation (depreciation)	+	1,144,187,290	2,138,510,907
Increase in net assets resulting from operations		$1,319,023,598	$2,313,902,789

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($442,499,126 )	($309,722,312 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		92,914,783	$2,840,255,339	101,802,808	$2,597,154,044
Shares reinvested		10,697,783	305,100,774	9,656,634	217,081,134
Shares redeemed	+	(77,626,563)	(2,389,066,647)	(90,024,141)	(2,290,099,631)
Net transactions in fund shares		25,986,003	$756,289,466	21,435,301	$524,135,547

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		431,062,293	$12,401,754,567	409,626,992	$9,873,438,543
Total increase	+	25,986,003	1,632,813,938	21,435,301	2,528,316,024
End of period		457,048,296	$14,034,568,505	431,062,293	$12,401,754,567
See financial notes
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab S&P 500 Index Fund’s goal is to track the total return of the S&P 500® Index.

The Schwab 1000 Index Fund’s goal is to match the total return of the Schwab 1000 Index®.

The Schwab Small-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of small capitalization U.S. Stocks.

The Schwab Total Stock Market Index Fund’s goal is to track the total return of the entire U.S. stock market, as measured by the Dow Jones U.S. Total Stock Market IndexSM.

The Schwab U.S. Large-Cap Growth Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. growth stocks.

The Schwab U.S. Large-Cap Value Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large capitalization U.S. value stocks.

The Schwab U.S. Mid-Cap Index Fund’s goal is to track the performance of a benchmark index that measures the total return of mid capitalization U.S. stocks.

The Schwab International Index Fund’s goal is to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
During this reporting period, the funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The adoption of ASU 2023-09 did not result in any material changes to each fund’s financial statement presentation or disclosure.
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
As of April 30, 2026, the funds had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of April 30, 2026, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. Certain funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities. These capital gain taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations in Net realized gain (losses) on securities — unaffiliated issuers (net of foreign capital gains tax paid). Foreign capital gain taxes accrued as of April 30, 2026, if any, are reflected in each fund’s Statement of Assets and Liabilities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received. Foreign withholding tax expensed during the period, if any, is disclosed in Dividends received from securities — unaffiliated issuers (net of foreign withholding tax) in the Statement of Operations and is representative of taxes paid during the period.
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab International Index Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended April 30, 2026, the Schwab International Index Fund did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trusts, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Foreign Taxes:
Certain funds may be subject to foreign taxes (a portion of which may be reclaimable) on investment income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which a fund invests. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations and Statement of Assets and Liabilities.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trusts.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB S&P 500 INDEX FUND	SCHWAB 1000 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB TOTAL STOCK MARKET INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. LARGE-CAP VALUE INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of April 30, 2026, as applicable:
UNDERLYING FUNDS
	SCHWAB S&P 500 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
Schwab MarketTrack All Equity Portfolio	0.2%	0.9%	3.1%	— %	1.4%
Schwab MarketTrack Balanced Portfolio	0.1%	0.4%	1.1%	— %	0.4%
Schwab MarketTrack Conservative Portfolio	0.0%*	0.1%	0.2%	— %	0.1%
Schwab MarketTrack Growth Portfolio	0.2%	0.7%	2.5%	— %	1.0%
Schwab Target 2010 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2015 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2020 Fund	0.0%*	— %	— %	0.2%	— %
Schwab Target 2025 Fund	0.0%*	— %	— %	0.2%	— %
Schwab Target 2030 Fund	0.1%	— %	— %	0.6%	— %
Schwab Target 2035 Fund	0.1%	— %	— %	0.5%	— %
Schwab Target 2040 Fund	0.2%	— %	— %	0.9%	— %
Schwab Target 2045 Fund	0.1%	— %	— %	0.3%	— %
Schwab Target 2050 Fund	0.1%	— %	— %	0.3%	— %
Schwab Target 2055 Fund	0.0%*	— %	— %	0.2%	— %
Schwab Target 2060 Fund	0.0%*	— %	— %	0.1%	— %
Schwab Target 2065 Fund	0.0%*	— %	— %	0.0%*	— %
Schwab Target 2070 Fund	0.0%*	— %	— %	0.0%*	— %

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab International Index Fund, subject to reimbursement by the fund to the investment adviser to the extent the fund is able to successfully recover tax claims in the future.
During the period ended April 30, 2026, the professional fees incurred by the Schwab International Index Fund and paid by the investment adviser were $640, as shown as Professional fees in the fund’s Statement of Operations.
During the period ended April 30, 2026, the Schwab International Index Fund did not recover any previously withheld foreign taxes and made no reimbursement to the investment adviser.
As of April 30, 2026, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab International Index Fund to the investment adviser was $142,204.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended April 30, 2026, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab S&P 500 Index Fund	$229,824,146	$360,893,472	($49,826,360 )
Schwab 1000 Index Fund	36,241,406	107,156,461	37,622,125
Schwab Small-Cap Index Fund	26,307,578	70,794,976	(16,982,085)
Schwab Total Stock Market Index Fund	221,049,927	45,517,710	(31,959,184)
Schwab U.S. Large-Cap Growth Index Fund	88,476,543	74,033,910	(9,354,760)
Schwab U.S. Large-Cap Value Index Fund	9,096,843	14,301,221	(887,661)
Schwab U.S. Mid-Cap Index Fund	18,448,464	7,228,560	(2,805,375)
Schwab International Index Fund	—	50,883,460	(7,161,213)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Investment Advisory and Administration Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

6. Derivatives (continued):
As of April 30, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab S&P 500 Index Fund
Futures Contracts[1]	$39,033,211	$39,033,211
Schwab 1000 Index Fund
Futures Contracts[1]	2,853,438	2,853,438
Schwab Small-Cap Index Fund
Futures Contracts[1]	227,852	227,852
Schwab Total Stock Market Index Fund
Futures Contracts[1]	2,597,594	2,597,594
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	176,344	176,344
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	62,375	62,375
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	194,907	194,907
Schwab International Index Fund
Futures Contracts[1]	974,184	974,184

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	($1,149 )	($1,149 )

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

6. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended April 30, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab S&P 500 Index Fund
Futures Contracts[1]	($18,584,845 )	($18,584,845 )
Schwab 1000 Index Fund
Futures Contracts[1]	2,022,232	2,022,232
Schwab Small-Cap Index Fund
Futures Contracts[1]	1,648,224	1,648,224
Schwab Total Stock Market Index Fund
Futures Contracts[1]	1,088,097	1,088,097
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	932,151	932,151
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	172,723	172,723
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	532,928	532,928
Schwab International Index Fund
Futures Contracts[1]	9,199,095	9,199,095

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Net Change in Unrealized Appreciation (Depreciation)
Schwab S&P 500 Index Fund
Futures Contracts[1]	$31,300,780	$31,300,780
Schwab 1000 Index Fund
Futures Contracts[1]	2,516,882	2,516,882
Schwab Small-Cap Index Fund
Futures Contracts[1]	248,227	248,227
Schwab Total Stock Market Index Fund
Futures Contracts[1]	1,214,570	1,214,570
Schwab U.S. Large-Cap Growth Index Fund
Futures Contracts[1]	107,255	107,255
Schwab U.S. Large-Cap Value Index Fund
Futures Contracts[1]	2,785	2,785
Schwab U.S. Mid-Cap Index Fund
Futures Contracts[1]	252,296	252,296
Schwab International Index Fund
Futures Contracts[1]	910,145	910,145

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

6. Derivatives (continued):
During the period ended April 30, 2026, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab S&P 500 Index Fund	$495,811,413	1,437
Schwab 1000 Index Fund	44,737,232	130
Schwab Small-Cap Index Fund	30,595,880	238
Schwab Total Stock Market Index Fund	109,519,672	370
Schwab U.S. Large-Cap Growth Index Fund	12,723,607	26
Schwab U.S. Large-Cap Value Index Fund	3,541,761	14
Schwab U.S. Mid-Cap Index Fund	9,037,180	26
Schwab International Index Fund	130,118,459	881

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2026, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab S&P 500 Index Fund	$4,119,578,182	$1,366,067,744
Schwab 1000 Index Fund	141,592,604	309,027,353
Schwab Small-Cap Index Fund	571,745,257	387,502,056
Schwab Total Stock Market Index Fund	1,858,200,037	586,067,613
Schwab U.S. Large-Cap Growth Index Fund	446,353,985	133,301,180
Schwab U.S. Large-Cap Value Index Fund	68,421,526	34,145,483
Schwab U.S. Mid-Cap Index Fund	226,218,912	33,610,322
Schwab International Index Fund	820,432,252	393,592,178
During the period ended April 30, 2026, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab S&P 500 Index Fund	$—	$2,876,948,665
Schwab 1000 Index Fund	—	39,678,363
Schwab Small-Cap Index Fund	—	913,096,715
Schwab Total Stock Market Index Fund	5,823,909,136	—
Schwab U.S. Large-Cap Growth Index Fund	—	58,852,479
The funds may realize net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended April 30, 2026, are disclosed in the funds’ Statements of Operations, if any.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

 8. Federal Income Taxes:
As of April 30, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab S&P 500 Index Fund	$49,307,908,621	$89,293,790,986	($1,613,240,137 )	$87,680,550,849
Schwab 1000 Index Fund	3,526,657,900	18,053,380,508	(175,831,740)	17,877,548,768
Schwab Small-Cap Index Fund	4,746,307,904	3,107,852,205	(563,441,683)	2,544,410,522
Schwab Total Stock Market Index Fund	19,443,369,295	22,151,238,720	(399,624,818)	21,751,613,902
Schwab U.S. Large-Cap Growth Index Fund	2,997,669,278	1,834,184,759	(82,895,190)	1,751,289,569
Schwab U.S. Large-Cap Value Index Fund	729,927,055	374,133,150	(32,692,004)	341,441,146
Schwab U.S. Mid-Cap Index Fund	1,962,170,567	777,639,475	(144,797,704)	632,841,771
Schwab International Index Fund	8,066,820,475	6,043,648,313	(164,689,176)	5,878,959,137
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab S&P 500 Index Fund	$328,612,934
Schwab 1000 Index Fund	—
Schwab Small-Cap Index Fund	182,290,902
Schwab Total Stock Market Index Fund	290,082,251
Schwab U.S. Large-Cap Growth Index Fund	18,748,526
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	—
Schwab International Index Fund	705,567,789
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2026. The tax basis components of distributions paid during the fiscal year ended October 31, 2025, were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab S&P 500 Index Fund	$1,322,087,859	$—
Schwab 1000 Index Fund	218,384,415	—
Schwab Small-Cap Index Fund	105,904,769	—
Schwab Total Stock Market Index Fund	327,953,620	—
Schwab U.S. Large-Cap Growth Index Fund	16,684,287	—
Schwab U.S. Large-Cap Value Index Fund	15,576,212	4,943,466
Schwab U.S. Mid-Cap Index Fund	27,522,989	14,697,002
Schwab International Index Fund	309,722,312	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
As of October 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended October 31, 2025, the funds did not incur any interest or penalties.

9. Share Splits:
On June 5, 2025, the Board of Trustees authorized the following share splits for the below funds:
Fund	Share Split Ratio
Schwab S&P 500 Index Fund	6-for-1
Schwab 1000 Index Fund	10-for-1
Schwab Total Stock Market Index Fund	7-for-1
Schwab U.S. Large-Cap Growth Index Fund	8-for-1
Schwab U.S. Large-Cap Value Index Fund	4-for-1
Schwab U.S. Mid-Cap Index Fund	5-for-1

These share splits applied to shareholders of record as of the close of U.S. markets on August 14, 2025, and paid after the close of U.S. markets on August 15, 2025. Shares began trading at their post-split price on August 18, 2025. These share splits increased the number of shares outstanding and decreased the NAV per share. The share splits did not change the total market value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the funds have been retroactively adjusted to reflect the share split in the prior periods presented.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Schwab Equity Index Funds | Semiannual Holdings and Financial Statements

MFR13562-30
00325116

Semiannual Holdings and Financial Statements | April 30, 2026
Schwab Fundamental Index* Funds

Schwab Fundamental U.S. Large Company Index Fund	SFLNX
Schwab Fundamental U.S. Small Company Index Fund	SFSNX
Schwab Fundamental International Equity Index Fund	SFNNX
Schwab Fundamental International Small Equity Index Fund	SFILX
Schwab Fundamental Emerging Markets Equity Index Fund	SFENX
*
SCHWAB is a registered trademark of Charles Schwab & Co., Inc.
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
1

Schwab Fundamental U.S. Large Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$31.70	$28.17	$21.69	$21.19	$23.19	$16.28
Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.52	0.49	0.45	0.43	0.39
Net realized and unrealized gains (losses)	4.15	3.51	6.44	0.49	(1.33)	7.64
Total from investment operations	4.43	4.03	6.93	0.94	(0.90)	8.03
Less distributions:
Distributions from net investment income	(0.54)	(0.50)	(0.45)	(0.44)	(0.40)	(0.44)
Distributions from net realized gains	—	—	—	—	(0.70)	(0.68)
Total distributions	(0.54)	(0.50)	(0.45)	(0.44)	(1.10)	(1.12)
Net asset value at end of period	$35.59	$31.70	$28.17	$21.69	$21.19	$23.19
Total return	14.14%*	14.48%	32.39%	4.48%	(4.18%)	51.33%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%**	0.25%	0.25%	0.25%[2]	0.25%[2]	0.25%
Net investment income (loss)	1.73%**	1.80%	1.89%	2.05%	1.95%	1.87%
Portfolio turnover rate	5%*,3	10%[3]	8%[3]	7%[3]	13%[3]	16%[3]
Net assets, end of period (x 1,000,000)	$12,228	$10,559	$9,375	$6,836	$6,460	$6,821

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
2
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.7%
Adient PLC *	155,484	3,272,938
Aptiv PLC *	31,386	1,891,320
BorgWarner, Inc.	149,314	8,506,419
Dana, Inc.	114,432	4,171,046
Ford Motor Co.	4,292,445	51,852,736
General Motors Co.	1,108,698	85,247,789
Gentex Corp.	115,176	2,661,717
Goodyear Tire & Rubber Co. *	526,969	3,730,941
Harley-Davidson, Inc.	106,281	2,539,053
Lear Corp.	70,896	9,013,009
Tesla, Inc. *	97,544	37,225,717
Thor Industries, Inc.	55,426	4,380,871
Versigent PLC *	10,462	365,856
		214,859,412

Banks 5.4%
Bank of America Corp.	2,106,898	112,634,767
Citigroup, Inc.	850,224	108,811,668
Citizens Financial Group, Inc.	168,993	10,992,995
East West Bancorp, Inc.	28,643	3,622,480
Fifth Third Bancorp	302,411	15,350,382
First Citizens BancShares, Inc., Class A	1,806	3,582,779
First Horizon Corp.	133,809	3,339,873
Flagstar Bank NA	127,069	1,775,154
Huntington Bancshares, Inc.	444,983	7,457,915
JPMorgan Chase & Co.	578,574	181,226,734
KeyCorp	382,465	8,456,301
M&T Bank Corp.	40,257	8,801,388
PNC Financial Services Group, Inc.	120,566	26,886,218
Popular, Inc.	5,822	875,221
Regions Financial Corp.	292,462	8,349,790
Truist Financial Corp.	497,857	25,639,635
U.S. Bancorp	541,235	30,666,375
Webster Financial Corp.	38,068	2,754,600
Wells Fargo & Co.	1,091,224	89,731,350
Zions Bancorp NA	73,730	4,675,957
		655,631,582

Capital Goods 6.5%
3M Co.	146,448	21,457,561
A.O. Smith Corp.	38,019	2,351,095
Acuity, Inc.	9,944	2,881,473
Advanced Drainage Systems, Inc.	3,926	585,955
AECOM	39,753	3,343,227
AerCap Holdings NV	10,841	1,541,699
AGCO Corp.	44,457	5,380,186
Allegion PLC	4,078	560,643
Allison Transmission Holdings, Inc.	30,432	4,088,539
AMETEK, Inc.	28,073	6,611,191
Atkore, Inc.	37,202	2,907,336
Boeing Co. *	17,044	3,903,587
Boise Cascade Co.	50,447	3,998,934
Builders FirstSource, Inc. *	100,145	7,920,468
Carlisle Cos., Inc.	12,549	4,458,158
Carrier Global Corp.	155,635	10,454,003
Caterpillar, Inc.	86,529	77,020,328
CNH Industrial NV	555,514	5,949,555
Cummins, Inc.	33,746	22,643,903
Deere & Co.	63,765	37,613,061
Donaldson Co., Inc.	27,473	2,422,294
SECURITY	NUMBER OF SHARES	VALUE ($)
Dover Corp.	30,849	6,984,522
Eaton Corp. PLC	46,747	20,241,918
EMCOR Group, Inc.	7,165	6,388,816
Emerson Electric Co.	122,959	17,268,362
Fastenal Co.	171,289	7,696,015
Ferguson Enterprises, Inc.	53,566	14,340,154
Fluor Corp. *	75,414	4,023,337
Fortive Corp.	66,634	3,984,047
Fortune Brands Innovations, Inc.	67,154	2,722,423
Gates Industrial Corp. PLC *	89,294	2,286,819
GE Vernova, Inc.	8,113	8,790,111
Generac Holdings, Inc. *	14,443	3,744,059
General Dynamics Corp.	65,214	22,453,180
General Electric Co.	63,107	18,296,613
Graco, Inc.	28,289	2,270,758
Herc Holdings, Inc.	3,509	445,362
Honeywell International, Inc.	150,744	32,308,962
Howmet Aerospace, Inc.	22,886	5,562,213
Hubbell, Inc., Class B	7,903	4,016,068
Huntington Ingalls Industries, Inc.	15,067	5,488,757
IDEX Corp.	16,075	3,501,939
Illinois Tool Works, Inc.	56,020	14,453,720
Ingersoll Rand, Inc.	54,907	4,384,873
ITT, Inc.	14,984	3,211,671
Johnson Controls International PLC	116,989	17,083,904
L3Harris Technologies, Inc.	61,412	19,685,617
Lennox International, Inc.	1,147	613,519
Lincoln Electric Holdings, Inc.	11,165	2,958,725
Lockheed Martin Corp.	82,137	42,544,502
Masco Corp.	72,169	5,183,178
MasTec, Inc. *	12,648	4,983,944
Middleby Corp. *	17,040	2,391,734
MSC Industrial Direct Co., Inc., Class A	24,595	2,515,331
Mueller Industries, Inc.	29,499	3,995,050
Nordson Corp.	9,601	2,769,408
Northrop Grumman Corp.	39,374	22,816,446
nVent Electric PLC	25,623	3,661,527
Oshkosh Corp.	30,267	4,730,732
Otis Worldwide Corp.	65,739	5,119,753
Owens Corning	54,976	6,780,740
PACCAR, Inc.	167,867	19,942,600
Parker-Hannifin Corp.	13,540	12,313,547
Pentair PLC	28,509	2,300,961
Quanta Services, Inc.	15,359	11,177,819
Regal Rexnord Corp.	20,791	4,470,689
Resideo Technologies, Inc. *	84,581	3,499,116
Rockwell Automation, Inc.	17,069	6,979,685
RTX Corp.	255,349	44,959,298
Rush Enterprises, Inc., Class A	44,736	3,311,806
Sensata Technologies Holding PLC	93,892	3,909,663
Snap-on, Inc.	14,934	5,725,696
Stanley Black & Decker, Inc.	114,866	8,977,927
Textron, Inc.	69,440	6,663,462
Timken Co.	29,661	3,289,108
Toro Co.	33,049	3,145,273
Trane Technologies PLC	5,690	2,802,553
TransDigm Group, Inc.	4,838	5,611,983
UFP Industries, Inc.	44,475	3,980,068
United Rentals, Inc.	15,081	14,475,347
Vertiv Holdings Co., Class A	2,911	956,234
Watsco, Inc.	8,893	3,893,711
WESCO International, Inc.	24,984	8,722,414
Westinghouse Air Brake Technologies Corp.	31,126	8,400,596
WillScot Holdings Corp.	106,653	2,414,624
WW Grainger, Inc.	8,505	9,877,282
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
3

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xylem, Inc.	33,831	3,997,471
		796,590,938

Commercial & Professional Services 0.8%
ABM Industries, Inc.	54,650	2,229,720
Automatic Data Processing, Inc.	56,626	12,001,314
Booz Allen Hamilton Holding Corp., Class A	40,177	3,124,565
Broadridge Financial Solutions, Inc.	15,543	2,393,311
CACI International, Inc., Class A *	6,083	3,160,362
Cintas Corp.	37,353	6,525,943
Clean Harbors, Inc. *	2,247	702,592
Concentrix Corp.	64,025	1,525,076
Copart, Inc. *	78,566	2,601,320
Equifax, Inc.	16,535	2,876,098
Genpact Ltd.	69,431	2,412,727
Jacobs Solutions, Inc.	41,683	5,394,197
KBR, Inc.	52,301	1,960,765
Leidos Holdings, Inc.	37,596	5,610,075
ManpowerGroup, Inc.	135,102	4,089,538
Maximus, Inc.	27,846	1,827,255
Paychex, Inc.	56,032	5,190,244
Republic Services, Inc., Class A	28,811	6,027,837
Robert Half, Inc.	139,145	3,702,648
Science Applications International Corp.	33,630	3,254,375
SS&C Technologies Holdings, Inc.	55,966	3,878,444
TransUnion	31,992	2,271,432
Veralto Corp.	30,637	2,702,183
Verisk Analytics, Inc., Class A	18,487	3,410,667
Waste Management, Inc.	67,733	15,751,309
		104,623,997

Consumer Discretionary Distribution & Retail 4.4%
Academy Sports & Outdoors, Inc.	67,167	3,683,438
Advance Auto Parts, Inc.	94,133	5,601,855
Amazon.com, Inc. *	859,746	227,884,275
American Eagle Outfitters, Inc.	144,965	2,525,290
Asbury Automotive Group, Inc. *	16,745	3,410,789
AutoNation, Inc. *	30,315	6,438,300
AutoZone, Inc. *	1,566	5,800,511
Bath & Body Works, Inc.	128,760	2,503,095
Best Buy Co., Inc.	207,813	12,570,608
Burlington Stores, Inc. *	8,271	2,646,803
CarMax, Inc. *	121,942	4,793,540
Coupang, Inc., Class A *	62,000	1,238,760
Dick's Sporting Goods, Inc.	22,785	5,170,372
eBay, Inc.	178,292	18,449,656
Gap, Inc.	129,347	3,180,643
Genuine Parts Co.	57,623	6,178,914
Group 1 Automotive, Inc.	13,068	4,663,577
Home Depot, Inc.	204,529	67,249,135
Kohl's Corp.	524,455	7,431,527
Lithia Motors, Inc., Class A	23,822	6,911,239
LKQ Corp.	233,602	7,377,151
Lowe's Cos., Inc.	189,612	45,277,450
Macy's, Inc.	488,915	9,558,288
Murphy USA, Inc.	10,189	5,991,132
O'Reilly Automotive, Inc. *	113,957	11,327,326
Penske Automotive Group, Inc.	13,692	2,348,452
Pool Corp.	9,874	2,106,322
Ross Stores, Inc.	52,222	11,895,649
Signet Jewelers Ltd.	33,436	2,976,807
TJX Cos., Inc.	158,316	24,816,033
Tractor Supply Co.	121,079	4,249,873
Ulta Beauty, Inc. *	9,096	4,888,918
SECURITY	NUMBER OF SHARES	VALUE ($)
Williams-Sonoma, Inc.	24,799	4,493,827
		535,639,555

Consumer Durables & Apparel 1.4%
Brunswick Corp.	58,149	4,619,938
Capri Holdings Ltd. *	185,531	3,619,710
Carter's, Inc.	63,218	2,283,434
Crocs, Inc. *	27,745	2,829,435
Deckers Outdoor Corp. *	32,112	3,281,846
DR Horton, Inc.	141,139	21,715,647
Hasbro, Inc.	49,483	4,742,451
KB Home	48,751	2,583,316
Leggett & Platt, Inc.	241,468	2,624,757
Lennar Corp., Class A	158,917	14,350,205
M/I Homes, Inc. *	17,428	2,291,608
Mattel, Inc. *	136,991	2,065,824
Meritage Homes Corp.	54,743	3,686,394
Mohawk Industries, Inc. *	48,048	5,071,947
Newell Brands, Inc.	930,505	3,796,460
NIKE, Inc., Class B	429,531	19,053,995
NVR, Inc. *	1,143	7,219,039
Polaris, Inc.	61,451	4,072,358
PulteGroup, Inc.	101,458	12,414,401
PVH Corp.	69,160	6,323,990
Ralph Lauren Corp., Class A	8,983	3,221,663
Somnigroup International, Inc.	27,953	2,120,515
Tapestry, Inc.	48,515	7,036,616
Taylor Morrison Home Corp., Class A *	72,914	4,428,796
Toll Brothers, Inc.	40,952	5,820,917
TopBuild Corp. *	6,348	2,810,260
Tri Pointe Homes, Inc. *	79,916	3,747,261
VF Corp.	375,900	7,115,787
Whirlpool Corp. (a)	86,619	4,855,861
		169,804,431

Consumer Services 1.2%
ADT, Inc.	318,851	2,400,948
Airbnb, Inc., Class A *	7,000	982,520
Aramark	73,336	3,350,722
Booking Holdings, Inc.	94,758	15,953,457
Boyd Gaming Corp.	7,261	631,344
Caesars Entertainment, Inc. *	198,524	5,518,967
Carnival Corp.	82,892	2,197,467
Chipotle Mexican Grill, Inc., Class A *	132,881	4,516,625
Darden Restaurants, Inc.	28,891	5,794,379
Domino's Pizza, Inc.	6,816	2,313,487
Expedia Group, Inc.	18,989	4,716,298
Flutter Entertainment PLC *	20,570	2,220,120
Hilton Worldwide Holdings, Inc.	18,344	5,944,740
Las Vegas Sands Corp.	52,416	2,862,438
Marriott International, Inc., Class A	20,058	7,254,778
Marriott Vacations Worldwide Corp.	37,581	2,706,208
McDonald's Corp.	110,093	32,322,204
MGM Resorts International *	137,950	5,371,773
Penn Entertainment, Inc. *	170,373	2,974,713
Royal Caribbean Cruises Ltd.	8,073	2,129,334
Service Corp. International	37,610	3,047,538
Starbucks Corp.	239,963	25,275,303
Texas Roadhouse, Inc., Class A	12,093	1,946,852
Vail Resorts, Inc.	15,795	2,008,808
Yum! Brands, Inc.	47,617	7,602,054
		152,043,077

See financial notes
4
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 3.1%
Albertsons Cos., Inc., Class A	408,398	6,881,506
Andersons, Inc.	58,515	4,595,768
BJ's Wholesale Club Holdings, Inc. *	38,402	3,605,564
Casey's General Stores, Inc.	9,702	7,976,499
Costco Wholesale Corp.	69,812	70,826,368
Dollar General Corp.	142,552	16,518,926
Dollar Tree, Inc. *	100,608	9,770,043
Kroger Co.	436,868	29,737,605
Performance Food Group Co. *	88,068	7,975,438
Sprouts Farmers Market, Inc. *	26,530	2,171,481
Sysco Corp.	150,392	11,235,786
Target Corp.	392,885	50,976,829
U.S. Foods Holding Corp. *	104,651	9,783,822
United Natural Foods, Inc. *	139,205	6,963,034
Walmart, Inc.	1,096,572	144,670,744
		383,689,413

Energy 10.1%
Antero Resources Corp. *	133,140	5,227,076
APA Corp.	405,853	16,530,393
Baker Hughes Co., Class A	295,917	20,616,537
California Resources Corp.	49,665	3,390,133
Cheniere Energy, Inc.	54,770	15,059,012
Chevron Corp.	1,018,627	196,910,785
Chord Energy Corp.	41,915	6,102,824
CNX Resources Corp. *	79,125	3,078,754
ConocoPhillips	724,813	91,166,979
Coterra Energy, Inc.	325,740	11,697,323
Devon Energy Corp.	505,674	25,976,473
Diamondback Energy, Inc.	48,712	10,016,649
EOG Resources, Inc.	278,410	39,136,094
EQT Corp.	144,169	8,661,674
Expand Energy Corp.	107,914	11,023,415
Exxon Mobil Corp.	1,973,084	304,506,054
Halliburton Co.	438,202	18,535,945
Helmerich & Payne, Inc.	92,345	3,728,891
HF Sinclair Corp.	233,083	15,665,508
Kinder Morgan, Inc.	643,045	21,136,889
Liberty Energy, Inc., Class A	25,087	847,690
Marathon Petroleum Corp.	317,328	78,789,369
Matador Resources Co.	50,569	3,208,097
Murphy Oil Corp.	140,449	5,865,150
NOV, Inc.	229,305	4,691,580
Occidental Petroleum Corp.	459,786	27,853,836
ONEOK, Inc.	166,381	15,383,587
Ovintiv, Inc.	288,997	17,787,765
Patterson-UTI Energy, Inc.	363,065	4,436,654
PBF Energy, Inc., Class A	306,321	13,282,079
Peabody Energy Corp.	147,324	3,927,658
Permian Resources Corp., Class A	43,589	942,394
Phillips 66	334,070	59,848,640
Range Resources Corp.	90,735	3,946,973
SLB Ltd.	548,652	31,207,326
SM Energy Co.	231,750	7,191,203
Targa Resources Corp.	39,540	10,283,563
TechnipFMC PLC	74,784	5,651,427
Valero Energy Corp.	364,913	92,169,726
Williams Cos., Inc.	231,165	17,640,201
World Kinect Corp.	223,189	6,019,407
		1,239,141,733

Equity Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc.	76,930	3,116,434
American Tower Corp.	70,151	12,817,289
SECURITY	NUMBER OF SHARES	VALUE ($)
AvalonBay Communities, Inc.	26,145	4,784,535
BXP, Inc.	66,107	3,864,615
Camden Property Trust	22,822	2,396,766
Crown Castle, Inc.	110,157	9,779,738
Digital Realty Trust, Inc.	50,512	10,149,881
Equinix, Inc.	9,143	9,900,315
Equity Residential	93,273	6,098,189
Essex Property Trust, Inc.	12,007	3,160,362
Extra Space Storage, Inc.	24,583	3,523,481
Gaming & Leisure Properties, Inc.	48,529	2,351,715
Healthpeak Properties, Inc.	208,070	3,364,492
Host Hotels & Resorts, Inc.	233,773	4,939,624
Invitation Homes, Inc.	109,384	3,146,978
Iron Mountain, Inc.	46,910	5,910,191
Kimco Realty Corp.	128,478	3,037,220
Lamar Advertising Co., Class A	18,024	2,484,428
Mid-America Apartment Communities, Inc.	25,364	3,276,522
Prologis, Inc.	107,505	15,267,860
Public Storage	20,130	6,088,319
Realty Income Corp.	90,014	5,782,499
Regency Centers Corp.	31,859	2,480,223
SBA Communications Corp., Class A	16,889	3,735,847
Simon Property Group, Inc.	46,474	9,467,219
Sun Communities, Inc.	24,861	3,178,230
UDR, Inc.	71,522	2,599,109
Ventas, Inc.	77,052	6,769,789
VICI Properties, Inc., Class A	134,986	3,941,591
Vornado Realty Trust	40,241	1,202,804
Welltower, Inc.	47,340	10,288,876
Weyerhaeuser Co.	415,495	10,187,937
WP Carey, Inc.	41,333	3,014,416
		182,107,494

Financial Services 6.7%
Affiliated Managers Group, Inc.	12,607	3,714,905
AGNC Investment Corp.	224,345	2,472,282
Ally Financial, Inc.	257,627	11,436,062
American Express Co.	85,745	27,699,922
Ameriprise Financial, Inc.	22,565	10,713,636
Annaly Capital Management, Inc.	225,616	5,166,606
Apollo Global Management, Inc.	31,118	4,005,509
ARES Management Corp., Class A	4,649	545,793
Bank of New York Mellon Corp.	187,488	25,192,762
Berkshire Hathaway, Inc., Class A *	65	46,273,500
Berkshire Hathaway, Inc., Class B *	274,712	130,103,603
Blackrock, Inc.	21,561	22,975,402
Blackstone, Inc.	71,067	8,924,594
Block, Inc. *	107,859	7,605,138
Bread Financial Holdings, Inc.	49,499	4,196,525
Capital One Financial Corp.	234,410	44,842,633
Carlyle Group, Inc.	60,842	3,046,359
Cboe Global Markets, Inc.	3,386	1,016,105
Charles Schwab Corp. (b)	167,912	15,387,456
CME Group, Inc.	39,595	11,396,233
Corebridge Financial, Inc.	160,846	4,429,699
Corpay, Inc. *	16,264	4,984,428
Equitable Holdings, Inc.	82,174	3,467,743
Evercore, Inc., Class A	10,632	3,415,955
Fidelity National Information Services, Inc.	222,946	10,373,677
Fiserv, Inc. *	198,989	12,466,661
Franklin Resources, Inc.	186,462	5,588,266
Global Payments, Inc.	151,099	10,873,084
Goldman Sachs Group, Inc.	71,245	65,813,994
Intercontinental Exchange, Inc.	69,456	10,980,299
Invesco Ltd.	200,063	5,243,651
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
5

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jack Henry & Associates, Inc.	14,354	2,206,927
Jackson Financial, Inc., Class A	38,063	4,406,553
Jefferies Financial Group, Inc.	57,742	2,784,319
KKR & Co., Inc.	50,908	5,311,741
LPL Financial Holdings, Inc.	11,797	3,941,732
Mastercard, Inc., Class A	55,529	27,926,645
MGIC Investment Corp.	87,835	2,325,871
Moody's Corp.	14,832	6,850,159
Morgan Stanley	267,534	50,989,305
MSCI, Inc., Class A	5,727	3,387,005
Nasdaq, Inc.	51,841	4,764,706
Northern Trust Corp.	49,173	8,179,437
OneMain Holdings, Inc.	120,321	7,071,265
PayPal Holdings, Inc.	372,100	18,657,094
PROG Holdings, Inc.	87,023	3,118,034
Raymond James Financial, Inc.	33,227	5,260,499
Rithm Capital Corp.	296,916	2,903,838
Rocket Cos., Inc., Class A *	39,486	577,285
S&P Global, Inc.	38,459	16,584,675
SEI Investments Co.	33,219	3,012,299
SLM Corp.	125,512	2,896,817
Starwood Property Trust, Inc.	140,384	2,577,450
State Street Corp.	109,771	16,777,400
StoneX Group, Inc. *	34,023	3,607,459
Synchrony Financial	316,298	24,101,908
T. Rowe Price Group, Inc.	131,412	13,519,667
Visa, Inc., Class A	126,708	41,793,367
Voya Financial, Inc.	33,537	2,748,692
Western Union Co.	418,553	3,804,647
		816,439,278

Food, Beverage & Tobacco 3.2%
Altria Group, Inc.	518,860	37,695,179
Archer-Daniels-Midland Co.	536,315	39,976,920
Brown-Forman Corp., Class B	100,986	2,602,409
Bunge Global SA	204,300	25,960,401
Campbell's Co. (a)	113,944	2,368,896
Coca-Cola Co.	532,583	41,946,237
Coca-Cola Consolidated, Inc.	3,802	779,676
Conagra Brands, Inc.	421,542	6,049,128
Constellation Brands, Inc., Class A	58,867	9,217,395
Darling Ingredients, Inc. *	79,375	5,098,256
Flowers Foods, Inc.	176,263	1,596,943
General Mills, Inc.	307,191	10,846,914
Hershey Co.	31,165	5,788,587
Hormel Foods Corp.	159,150	3,416,950
Ingredion, Inc.	34,585	3,864,528
J.M. Smucker Co.	59,273	5,810,532
Keurig Dr. Pepper, Inc.	363,340	10,682,196
Kraft Heinz Co.	672,139	15,230,670
Lamb Weston Holdings, Inc.	55,234	2,405,441
McCormick & Co., Inc. - Non Voting Shares	61,791	3,141,454
Molson Coors Beverage Co., Class B	132,250	5,652,365
Mondelez International, Inc., Class A	425,121	26,119,434
Monster Beverage Corp. *	63,722	4,911,055
PepsiCo, Inc.	357,999	56,739,262
Philip Morris International, Inc.	244,024	40,281,042
Post Holdings, Inc. *	21,198	2,220,490
Tyson Foods, Inc., Class A	339,059	21,723,510
		392,125,870

Health Care Equipment & Services 5.8%
Abbott Laboratories	329,416	29,907,679
Align Technology, Inc. *	23,671	4,166,333
AMN Healthcare Services, Inc. *	108,252	2,215,918
SECURITY	NUMBER OF SHARES	VALUE ($)
Baxter International, Inc.	383,874	6,748,505
Becton Dickinson & Co.	81,567	12,156,746
Boston Scientific Corp. *	104,853	6,040,581
Cardinal Health, Inc.	41,688	8,040,781
Cencora, Inc.	22,704	6,993,059
Centene Corp. *	896,117	48,112,522
Cigna Group	211,242	61,382,700
Community Health Systems, Inc. *	552,352	1,568,680
Cooper Cos., Inc. *	39,993	2,515,560
CVS Health Corp.	1,257,502	104,737,342
DaVita, Inc. *	27,207	4,220,894
Dentsply Sirona, Inc.	231,622	2,721,558
Edwards Lifesciences Corp. *	88,854	7,419,309
Elevance Health, Inc.	161,248	60,696,972
Encompass Health Corp.	19,475	1,947,500
GE HealthCare Technologies, Inc.	113,449	6,902,237
HCA Healthcare, Inc.	50,775	22,059,199
Henry Schein, Inc. *	68,446	5,105,387
Humana, Inc.	130,797	30,925,643
IDEXX Laboratories, Inc. *	5,495	3,081,596
Intuitive Surgical, Inc. *	14,840	6,790,932
Labcorp Holdings, Inc.	51,830	13,309,944
McKesson Corp.	18,151	14,796,695
Medtronic PLC	104,190	8,436,264
Molina Healthcare, Inc. *	49,980	9,727,108
Quest Diagnostics, Inc.	37,661	7,313,766
QuidelOrtho Corp. *	83,899	1,031,958
ResMed, Inc.	14,856	3,176,361
Solventum Corp. *	83,730	5,640,053
STERIS PLC	16,753	3,633,391
Stryker Corp.	38,200	12,037,966
Teleflex, Inc.	21,632	2,680,421
Tenet Healthcare Corp. *	31,555	5,589,022
UnitedHealth Group, Inc.	452,218	167,537,725
Universal Health Services, Inc., Class B	35,803	6,024,571
Zimmer Biomet Holdings, Inc.	72,043	5,938,504
		713,331,382

Household & Personal Products 1.1%
Church & Dwight Co., Inc.	50,316	4,883,671
Clorox Co.	29,809	2,874,780
Colgate-Palmolive Co.	157,407	13,436,261
Estee Lauder Cos., Inc., Class A	84,589	6,488,822
Kenvue, Inc.	588,301	10,312,917
Kimberly-Clark Corp.	95,553	9,405,282
Procter & Gamble Co.	572,958	84,276,392
Spectrum Brands Holdings, Inc.	8,157	673,768
		132,351,893

Insurance 2.4%
Aflac, Inc.	162,966	18,524,345
Allstate Corp.	89,690	19,486,050
American Financial Group, Inc.	38,053	5,071,323
American International Group, Inc.	382,493	28,610,477
Aon PLC, Class A	39,442	12,292,099
Arch Capital Group Ltd. *	21,214	2,003,875
Arthur J Gallagher & Co.	22,933	4,733,371
Assurant, Inc.	13,170	3,111,676
Brown & Brown, Inc.	29,609	1,780,981
Chubb Ltd.	70,899	23,183,973
Cincinnati Financial Corp.	42,497	6,952,509
CNO Financial Group, Inc.	59,216	2,632,151
Everest Group Ltd.	4,029	1,437,386
F&G Annuities & Life, Inc.	4,203	120,374
Fidelity National Financial, Inc.	98,087	5,129,950
See financial notes
6
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First American Financial Corp.	61,426	4,307,805
Genworth Financial, Inc., Class A *	292,247	2,568,851
Globe Life, Inc.	19,368	2,988,483
Hartford Insurance Group, Inc.	77,322	10,578,423
Lincoln National Corp.	108,425	4,099,549
Loews Corp.	47,564	5,356,182
Markel Group, Inc. *	2,953	5,234,104
Marsh & McLennan Cos., Inc.	82,858	13,896,115
MetLife, Inc.	246,282	19,727,188
Old Republic International Corp.	112,356	4,488,622
Primerica, Inc.	8,471	2,382,638
Principal Financial Group, Inc.	98,516	9,941,250
Progressive Corp.	85,449	17,199,175
Prudential Financial, Inc.	143,819	14,110,082
Reinsurance Group of America, Inc.	15,817	3,344,663
RenaissanceRe Holdings Ltd.	2,695	827,284
Travelers Cos., Inc.	63,359	19,333,365
Unum Group	59,549	4,786,549
W.R. Berkley Corp.	54,796	3,662,017
Willis Towers Watson PLC	21,736	5,568,763
		289,471,648

Materials 4.1%
Air Products & Chemicals, Inc.	44,745	13,425,737
Albemarle Corp.	46,087	9,065,313
Alcoa Corp.	149,551	9,539,858
Alpha Metallurgical Resources, Inc. *	15,708	2,928,757
Amcor PLC	180,255	6,856,900
AptarGroup, Inc.	16,812	2,079,308
Ashland, Inc.	43,103	2,295,666
Avery Dennison Corp.	24,653	4,041,366
Axalta Coating Systems Ltd. *	73,918	2,102,228
Ball Corp.	121,724	7,434,902
Celanese Corp., Class A	128,333	8,695,844
CF Industries Holdings, Inc.	100,260	12,452,292
Chemours Co.	190,480	5,133,436
Cleveland-Cliffs, Inc. *	837,891	8,546,488
Commercial Metals Co.	79,465	5,479,906
Corteva, Inc.	185,540	15,030,595
CRH PLC	189,358	22,423,774
Crown Holdings, Inc.	44,884	4,412,546
Dow, Inc.	1,121,505	45,409,738
DuPont de Nemours, Inc.	242,927	11,092,047
Eagle Materials, Inc.	10,554	2,217,501
Eastman Chemical Co.	104,637	7,647,918
Ecolab, Inc.	31,865	8,304,019
FMC Corp.	212,764	3,272,310
Freeport-McMoRan, Inc.	393,647	22,744,924
Graphic Packaging Holding Co.	232,386	2,214,639
Huntsman Corp.	400,790	5,759,352
International Flavors & Fragrances, Inc.	99,173	6,961,945
International Paper Co.	266,388	8,103,523
James Hardie Industries PLC, ADR *	33,445	702,011
Linde PLC	72,638	36,401,807
Louisiana-Pacific Corp.	30,879	2,229,155
LyondellBasell Industries NV, Class A	362,294	27,027,132
Martin Marietta Materials, Inc.	8,268	5,118,471
Mosaic Co.	383,004	8,912,503
Newmont Corp.	181,482	20,160,835
Nucor Corp.	195,909	44,136,339
O-I Glass, Inc. *	169,613	1,545,174
Olin Corp.	253,263	7,212,930
Packaging Corp. of America	30,220	6,450,459
PPG Industries, Inc.	85,026	9,225,321
Reliance, Inc.	35,153	12,742,963
RPM International, Inc.	32,444	3,305,719
SECURITY	NUMBER OF SHARES	VALUE ($)
Sherwin-Williams Co.	24,645	7,926,079
Smurfit Westrock PLC	41,954	1,610,614
Solstice Advanced Materials, Inc.	33,925	2,780,154
Sonoco Products Co.	70,652	3,529,774
Steel Dynamics, Inc.	92,674	21,190,837
Vulcan Materials Co.	17,531	5,289,804
Westlake Corp.	28,951	3,337,471
		496,508,384

Media & Entertainment 7.3%
Alphabet, Inc., Class A	784,118	301,728,606
Alphabet, Inc., Class C	630,284	240,730,671
Charter Communications, Inc., Class A *	127,658	21,085,272
Electronic Arts, Inc.	49,761	10,070,134
Fox Corp., Class A	160,270	10,175,542
Meta Platforms, Inc., Class A	245,985	150,520,681
Netflix, Inc. *	351,534	32,907,098
News Corp., Class A	192,432	5,064,810
Nexstar Media Group, Inc., Class A	23,693	4,931,461
Omnicom Group, Inc.	153,057	11,742,533
Optimum Communications, Inc., Class A *	1,406,305	2,221,962
Paramount Skydance Corp., Class B (a)	444,128	4,547,871
Sirius XM Holdings, Inc.	179,818	4,844,297
Take-Two Interactive Software, Inc. *	11,627	2,485,388
Versant Media Group, Inc.	82,449	3,313,625
Walt Disney Co.	427,217	44,323,764
Warner Bros Discovery, Inc. *	1,500,985	40,601,644
		891,295,359

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
AbbVie, Inc.	305,690	64,598,411
Agilent Technologies, Inc.	57,573	6,652,560
Amgen, Inc.	130,981	45,352,171
Avantor, Inc. *	344,029	2,786,635
Biogen, Inc. *	79,042	14,961,070
Bristol-Myers Squibb Co.	1,165,317	70,606,557
Charles River Laboratories International, Inc. *	14,947	2,495,701
Danaher Corp.	98,016	17,539,963
Elanco Animal Health, Inc. *	145,801	3,261,568
Eli Lilly & Co.	30,056	28,090,338
Gilead Sciences, Inc.	297,903	38,977,629
ICON PLC *	12,969	1,534,622
Illumina, Inc. *	26,804	3,397,139
Incyte Corp. *	7,205	686,420
IQVIA Holdings, Inc. *	45,873	7,264,907
Jazz Pharmaceuticals PLC *	20,388	4,139,172
Johnson & Johnson	537,215	123,478,868
Merck & Co., Inc.	714,428	78,001,249
Mettler-Toledo International, Inc. *	3,100	3,957,491
Moderna, Inc. *	403,039	18,515,612
Organon & Co.	512,480	6,790,360
Perrigo Co. PLC	47,776	565,668
Pfizer, Inc.	3,322,845	88,719,962
Regeneron Pharmaceuticals, Inc.	26,770	18,927,996
Revvity, Inc.	36,789	3,186,663
Thermo Fisher Scientific, Inc.	73,397	35,154,227
United Therapeutics Corp. *	6,738	3,849,756
Vertex Pharmaceuticals, Inc. *	24,676	10,546,029
Viatris, Inc.	1,178,913	17,612,960
Waters Corp. *	19,010	5,878,462
West Pharmaceutical Services, Inc.	11,892	3,538,940
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
7

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zoetis, Inc.	69,624	8,004,671
		739,073,777

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	79,743	11,381,718
Cushman & Wakefield Ltd. *	159,049	2,233,048
Jones Lang LaSalle, Inc. *	21,992	6,996,315
		20,611,081

Semiconductors & Semiconductor Equipment 7.0%
Advanced Micro Devices, Inc. *	95,531	33,864,784
Analog Devices, Inc.	72,420	29,131,669
Applied Materials, Inc.	130,376	51,432,028
Broadcom, Inc.	182,505	76,183,062
First Solar, Inc. *	11,347	2,290,846
Intel Corp. *	2,809,723	265,462,629
KLA Corp.	11,482	20,097,519
Lam Research Corp.	161,513	41,647,742
Marvell Technology, Inc.	57,086	9,427,753
Microchip Technology, Inc.	144,348	13,411,373
Micron Technology, Inc.	205,914	106,490,484
Monolithic Power Systems, Inc.	517	834,650
NVIDIA Corp.	328,103	65,479,516
ON Semiconductor Corp. *	129,987	13,103,989
Qnity Electronics, Inc.	77,743	10,935,330
Qorvo, Inc. *	56,625	5,335,208
QUALCOMM, Inc.	264,908	47,572,179
Skyworks Solutions, Inc.	86,245	6,051,812
Teradyne, Inc.	32,026	10,999,970
Texas Instruments, Inc.	177,292	49,833,235
		859,585,778

Software & Services 4.0%
Accenture PLC, Class A	171,884	30,717,390
Adobe, Inc. *	83,565	20,565,347
Akamai Technologies, Inc. *	48,387	4,982,893
Amdocs Ltd.	56,579	3,658,964
Autodesk, Inc. *	14,412	3,415,644
Cadence Design Systems, Inc. *	13,839	4,561,196
Cognizant Technology Solutions Corp., Class A	261,731	13,845,570
DXC Technology Co. *	367,564	4,160,825
EPAM Systems, Inc. *	16,798	1,911,276
Everforth, Inc. *	50,950	1,075,045
Fortinet, Inc. *	44,598	3,760,057
Gartner, Inc. *	16,798	2,494,335
Gen Digital, Inc.	151,444	2,921,355
GoDaddy, Inc., Class A *	25,694	2,229,982
International Business Machines Corp.	159,543	36,851,242
Intuit, Inc.	23,444	9,107,994
Kyndryl Holdings, Inc. *	145,224	2,006,996
Microsoft Corp.	647,249	263,935,197
Oracle Corp.	209,930	33,880,603
Palo Alto Networks, Inc. *	16,113	2,889,383
Roper Technologies, Inc.	14,146	5,019,142
Salesforce, Inc.	100,557	17,751,327
ServiceNow, Inc. *	22,554	1,991,744
Synopsys, Inc. *	10,340	4,990,084
Trimble, Inc. *	39,439	2,655,033
Workday, Inc., Class A *	4,645	568,548
Zoom Communications, Inc. *	35,712	3,469,421
		485,416,593

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 7.2%
Amphenol Corp., Class A	75,580	11,130,667
Apple, Inc.	1,861,311	505,066,740
Arista Networks, Inc. *	33,222	5,737,772
Arrow Electronics, Inc. *	65,096	12,226,982
Avnet, Inc.	142,851	11,786,636
CDW Corp.	46,207	6,326,200
Ciena Corp. *	22,011	11,612,563
Cisco Systems, Inc.	938,902	85,909,533
Corning, Inc.	142,949	23,477,944
Dell Technologies, Inc., Class C	64,318	13,439,246
F5, Inc. *	9,396	3,043,364
Flex Ltd. *	113,402	10,381,953
Hewlett Packard Enterprise Co.	851,892	24,508,933
HP, Inc.	824,815	17,205,641
Insight Enterprises, Inc. *	24,739	1,803,473
Jabil, Inc.	34,662	11,698,078
Keysight Technologies, Inc. *	29,188	10,213,173
Motorola Solutions, Inc.	15,185	6,666,671
NetApp, Inc.	53,002	5,871,032
Ralliant Corp.	4,558	207,115
Sandisk Corp. *	1,760	1,929,858
Sanmina Corp. *	26,801	5,837,794
Seagate Technology Holdings PLC	40,740	27,444,094
Super Micro Computer, Inc. *	25,175	689,795
TD SYNNEX Corp.	50,466	11,515,332
TE Connectivity PLC	63,421	13,423,689
Teledyne Technologies, Inc. *	6,379	4,119,877
Vishay Intertechnology, Inc.	137,629	3,987,112
Western Digital Corp.	60,974	26,494,422
Xerox Holdings Corp. (a)	771,518	1,735,915
Zebra Technologies Corp., Class A *	12,911	2,921,243
		878,412,847

Telecommunication Services 3.0%
AT&T, Inc.	4,092,899	106,947,451
Comcast Corp., Class A	2,870,894	77,628,974
Liberty Global Ltd., Class C *	328,860	3,729,272
Liberty Latin America Ltd., Class C *	284,019	2,360,198
Lumen Technologies, Inc. *	2,523,004	22,303,355
Telephone & Data Systems, Inc.	61,856	2,787,231
T-Mobile U.S., Inc.	113,455	22,180,453
Verizon Communications, Inc.	2,594,335	124,605,910
		362,542,844

Transportation 2.3%
Alaska Air Group, Inc. *	49,828	1,948,773
Avis Budget Group, Inc. *(a)	33,236	6,004,748
CH Robinson Worldwide, Inc.	51,579	9,377,578
CSX Corp.	653,776	29,701,044
Delta Air Lines, Inc.	42,454	2,886,448
Expeditors International of Washington, Inc.	69,544	10,284,862
FedEx Corp.	132,120	53,285,317
GXO Logistics, Inc. *	48,747	2,784,916
Hertz Global Holdings, Inc. *(a)	384,263	2,443,913
Hub Group, Inc., Class A	61,013	2,674,200
JB Hunt Transport Services, Inc.	35,074	8,822,163
Knight-Swift Transportation Holdings, Inc.	102,887	6,677,366
Landstar System, Inc.	23,928	4,404,427
Matson, Inc.	25,152	4,387,263
Norfolk Southern Corp.	68,523	21,641,619
Old Dominion Freight Line, Inc.	41,717	8,861,942
Ryder System, Inc.	32,644	8,284,068
See financial notes
8
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Uber Technologies, Inc. *	60,072	4,481,972
U-Haul Holding Co., Non Voting Shares	49,286	2,350,449
Union Pacific Corp.	164,587	44,352,905
United Parcel Service, Inc., Class B	417,446	45,418,125
		281,074,098

Utilities 3.2%
AES Corp.	502,686	7,263,813
Alliant Energy Corp.	62,869	4,616,471
Ameren Corp.	66,977	7,611,936
American Electric Power Co., Inc.	145,893	20,003,389
American Water Works Co., Inc.	36,534	4,691,696
Atmos Energy Corp.	25,085	4,765,648
CenterPoint Energy, Inc.	173,103	7,555,946
CMS Energy Corp.	81,724	6,271,500
Consolidated Edison, Inc.	119,721	13,347,694
Constellation Energy Corp.	30,625	9,585,625
Dominion Energy, Inc.	314,616	20,292,732
DTE Energy Co.	56,128	8,514,056
Duke Energy Corp.	253,636	32,858,544
Edison International	214,376	14,896,988
Entergy Corp.	114,916	13,549,746
Essential Utilities, Inc.	61,603	2,353,235
Evergy, Inc.	87,770	7,270,867
Eversource Energy	130,276	9,210,513
Exelon Corp.	374,599	17,227,808
FirstEnergy Corp.	193,289	9,185,093
National Fuel Gas Co.	26,837	2,264,506
NextEra Energy, Inc.	348,459	34,107,167
NiSource, Inc.	114,824	5,543,703
NRG Energy, Inc.	40,179	6,251,049
OGE Energy Corp.	68,413	3,338,554
PG&E Corp.	762,963	12,680,445
Pinnacle West Capital Corp.	43,502	4,512,028
Portland General Electric Co.	45,426	2,358,972
PPL Corp.	238,534	8,930,713
Public Service Enterprise Group, Inc.	125,411	10,241,062
Sempra	163,135	15,517,401
Southern Co.	281,965	27,266,016
Southwest Gas Holdings, Inc.	7,339	690,233
UGI Corp.	132,571	4,784,487
Vistra Corp.	54,069	8,534,251
WEC Energy Group, Inc.	75,948	8,957,307
SECURITY	NUMBER OF SHARES	VALUE ($)
Xcel Energy, Inc.	158,994	13,188,552
		390,239,746
Total Common Stocks (Cost $6,802,684,789)		12,182,612,210

SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)	45,365,992	45,365,992
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)(d)	20,509,825	20,509,825
		65,875,817
Total Short-Term Investments (Cost $65,875,817)		65,875,817
Total Investments in Securities (Cost $6,868,560,606)		12,248,488,027

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/18/26	137	49,619,688	2,373,721

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $19,899,675.

ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended April 30, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at April 30, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Consumer Discretionary Distribution & Retail 0.0%
QVC Group Inc*	$2,659,121	$1,017,073	($386,445 )	($3,146,915 )	($142,834 )	$—	—	$—

Financial Services 0.1%
Charles Schwab Corp.(a)	15,206,094	1,135,669	(470,429)	9,472	(493,350)	15,387,456	167,912	95,536
Total	$17,865,215	$2,152,742	($856,874 )	($3,137,443 )	($636,184 )	$15,387,456		$95,536

(a)	Issuer is affiliated with the fund’s investment adviser.
*	Non-income producing security.
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
9

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$12,182,612,210	$—	$—	$12,182,612,210
Short-Term Investments[1]	65,875,817	—	—	65,875,817
Futures Contracts[2]	2,373,721	—	—	2,373,721
Total	$12,250,861,748	$—	$—	$12,250,861,748

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
10
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $8,512,039)		$15,387,456
Investments in securities, at value - unaffiliated issuers (cost $6,860,048,567) including securities on loan of $19,899,675		12,233,100,571
Deposit with broker for futures contracts		3,646,192
Receivables:
Dividends		9,319,032
Fund shares sold		6,997,853
Variation margin on future contracts		606,056
Investments sold		38,745
Income from securities on loan	+	24,633
Total assets		12,269,120,538

Liabilities
Collateral held for securities on loan		20,509,825
Payables:
Fund shares redeemed		18,568,472
Investment adviser fees		2,406,427
Due to custodian	+	38,745
Total liabilities		41,523,469
Net assets		$12,227,597,069

Net Assets by Source
Capital received from investors		$6,565,063,861
Total distributable earnings	+	5,662,533,208
Net assets		$12,227,597,069

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,227,597,069		343,555,174		$35.59

See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
11

Schwab Fundamental U.S. Large Company Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers		$109,344,387
Dividends received from securities - affiliated issuers		95,536
Other Interest		57,599
Securities on loan, net	+	54,325
Total investment income		109,551,847

Expenses
Investment adviser fees		13,777,878
Total expenses	–	13,777,878
Net investment income		95,773,969

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(3,137,443)
Net realized losses on sales of securities - unaffiliated issuers		(29,710,869)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		438,829,529
Net realized losses on futures contracts	+	(386,093)
Net realized gains		405,595,124
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(636,184)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		999,562,820
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,091,615
Net change in unrealized appreciation (depreciation)		1,001,018,251
Net realized and unrealized gains		1,406,613,375
Increase in net assets resulting from operations		$1,502,387,344
See financial notes
12
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$95,773,969	$176,091,317
Net realized gains		405,595,124	770,807,879
Net change in unrealized appreciation (depreciation)	+	1,001,018,251	403,927,730
Increase in net assets resulting from operations		$1,502,387,344	$1,350,826,926

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($178,789,951 )	($165,577,503 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		52,645,592	$1,726,281,269	89,264,854	$2,591,635,358
Shares reinvested		4,032,853	129,978,507	4,198,098	120,653,345
Shares redeemed	+	(46,235,830)	(1,511,012,638)	(93,209,553)	(2,713,839,462)
Net transactions in fund shares		10,442,615	$345,247,138	253,399	($1,550,759 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		333,112,559	$10,558,752,538	332,859,160	$9,375,053,874
Total increase	+	10,442,615	1,668,844,531	253,399	1,183,698,664
End of period		343,555,174	$12,227,597,069	333,112,559	$10,558,752,538
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
13

Schwab Fundamental U.S. Small Company Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$18.50	$17.71	$13.80	$15.22	$19.32	$11.97
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.24	0.25	0.23	0.22	0.18
Net realized and unrealized gains (losses)	2.92	0.85	3.89	(0.67)	(2.17)	7.38
Total from investment operations	3.10	1.09	4.14	(0.44)	(1.95)	7.56
Less distributions:
Distributions from net investment income	(0.26)	(0.30)	(0.23)	(0.17)	(0.24)	(0.21)
Distributions from net realized gains	—	—	—	(0.81)	(1.91)	—
Total distributions	(0.26)	(0.30)	(0.23)	(0.98)	(2.15)	(0.21)
Net asset value at end of period	$21.34	$18.50	$17.71	$13.80	$15.22	$19.32
Total return	16.89%*	6.16%	30.22%	(3.04%)	(11.37%)	63.73%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%**	0.25%	0.25%	0.25%	0.25%[2]	0.25%
Net investment income (loss)	1.88%**	1.33%	1.49%	1.56%	1.35%	1.02%
Portfolio turnover rate	13%*,3	30%[3]	40%[3]	22%[3]	35%[3]	36%[3]
Net assets, end of period (x 1,000,000)	$2,353	$1,747	$1,746	$1,524	$1,631	$1,945

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes in-kind transactions.
See financial notes
14
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.3%
Dauch Corp. *	678,205	3,872,551
Dorman Products, Inc. *	14,705	1,654,460
Fox Factory Holding Corp. *	88,299	1,567,307
Gentherm, Inc. *	43,810	1,318,681
LCI Industries	42,944	5,119,784
Patrick Industries, Inc.	37,292	3,468,156
Phinia, Inc.	60,595	4,371,929
Rivian Automotive, Inc., Class A *	73,750	1,209,500
Standard Motor Products, Inc.	34,436	1,286,873
Visteon Corp.	31,614	3,531,600
Winnebago Industries, Inc.	113,300	3,694,713
		31,095,554

Banks 7.5%
Ameris Bancorp	34,807	2,967,297
Associated Banc-Corp.	114,092	3,212,831
Atlantic Union Bankshares Corp.	80,486	3,030,298
Axos Financial, Inc. *	21,680	2,090,819
BancFirst Corp.	2,899	323,557
Bancorp, Inc. *	17,186	1,028,238
Bank of Hawaii Corp.	28,725	2,283,925
Bank OZK	97,792	4,709,663
BankUnited, Inc.	96,735	4,496,243
Banner Corp.	24,360	1,629,928
Beacon Financial Corp.	57,045	1,627,494
BOK Financial Corp.	16,645	2,226,935
Capitol Federal Financial, Inc.	122,348	939,633
Cathay General Bancorp	52,773	2,956,871
City Holding Co.	7,808	960,072
Columbia Banking System, Inc.	164,376	4,865,530
Commerce Bancshares, Inc.	63,312	3,294,123
Community Financial System, Inc.	28,098	1,780,289
Cullen/Frost Bankers, Inc.	29,604	4,290,508
Customers Bancorp, Inc. *	23,653	1,804,014
CVB Financial Corp.	104,477	2,128,196
Dime Community Bancshares, Inc.	31,012	1,113,021
Eagle Bancorp, Inc.	67,102	1,734,587
Eastern Bankshares, Inc.	49,745	1,006,341
Enterprise Financial Services Corp.	19,767	1,142,928
FB Financial Corp.	16,974	917,784
First BanCorp	36,821	894,014
First Bancorp/Southern Pines NC	18,265	1,054,621
First Busey Corp.	46,294	1,212,903
First Commonwealth Financial Corp.	69,924	1,287,301
First Financial Bancorp	77,510	2,347,003
First Financial Bankshares, Inc.	43,444	1,401,938
First Hawaiian, Inc.	116,037	3,165,489
First Interstate BancSystem, Inc., Class A	83,734	2,971,720
First Merchants Corp.	38,965	1,575,745
Flagstar Bank NA	100,106	1,398,481
FNB Corp.	256,951	4,586,575
Fulton Financial Corp.	126,456	2,730,185
Glacier Bancorp, Inc.	56,850	2,788,492
Hancock Whitney Corp.	54,397	3,672,341
Hilltop Holdings, Inc.	59,818	2,253,344
Home BancShares, Inc.	110,081	2,957,876
Hope Bancorp, Inc.	145,878	1,816,181
Independent Bank Corp.	26,727	2,084,439
International Bancshares Corp.	28,322	2,031,820
Lakeland Financial Corp.	13,443	813,570
Mechanics Bancorp, Class A	46,192	682,025
SECURITY	NUMBER OF SHARES	VALUE ($)
National Bank Holdings Corp., Class A	22,454	958,786
NBT Bancorp, Inc.	26,290	1,148,610
Northwest Bancshares, Inc.	114,275	1,580,423
OceanFirst Financial Corp.	58,670	1,118,837
OFG Bancorp	9,121	419,201
Old National Bancorp	163,496	3,918,999
Park National Corp.	6,852	1,179,846
Pathward Financial, Inc.	10,644	924,325
Pinnacle Financial Partners, Inc.	33,954	3,359,409
Preferred Bank	9,459	896,051
Prosperity Bancshares, Inc.	63,948	4,453,978
Provident Financial Services, Inc.	76,082	1,725,540
Renasant Corp.	42,186	1,682,799
S&T Bancorp, Inc.	26,014	1,147,998
Seacoast Banking Corp. of Florida	35,594	1,120,143
ServisFirst Bancshares, Inc.	17,021	1,355,212
Simmons First National Corp., Class A	137,120	2,915,171
Southside Bancshares, Inc.	25,354	837,443
Southstate Bank Corp.	48,990	4,784,853
Texas Capital Bancshares, Inc. *	22,316	2,247,221
Towne Bank	42,494	1,511,087
TriCo Bancshares	17,044	856,802
Triumph Financial, Inc. *	14,800	1,001,664
Trustmark Corp.	37,678	1,671,773
UMB Financial Corp.	25,242	3,184,783
United Bankshares, Inc.	89,070	3,902,157
United Community Banks, Inc.	70,056	2,334,966
Valley National Bancorp	384,293	5,214,856
WaFd, Inc.	68,278	2,417,041
WesBanco, Inc.	58,264	2,003,116
Westamerica BanCorp	15,652	858,043
Western Alliance Bancorp	61,350	5,002,479
Wintrust Financial Corp.	31,374	4,723,983
WSFS Financial Corp.	37,812	2,721,330
		177,466,113

Capital Goods 12.6%
AAON, Inc.	15,241	1,422,138
AAR Corp. *	26,404	2,914,209
Advanced Drainage Systems, Inc.	26,743	3,991,393
Aebi Schmidt Holding AG	10,640	123,637
AeroVironment, Inc. *	3,927	765,844
Alamo Group, Inc.	9,575	1,660,688
Albany International Corp., Class A	35,561	2,063,960
American Woodmark Corp. *	37,414	1,634,244
API Group Corp. *	99,518	4,549,963
Apogee Enterprises, Inc.	45,237	1,646,627
Applied Industrial Technologies, Inc.	19,991	6,112,248
Arcosa, Inc.	31,759	4,016,561
Armstrong World Industries, Inc.	15,161	2,583,283
Astec Industries, Inc.	30,262	1,967,635
ATI, Inc. *	39,315	6,111,910
Atmus Filtration Technologies, Inc.	30,005	1,902,317
Axon Enterprise, Inc. *	1,809	726,784
AZZ, Inc.	14,734	2,107,551
BlueLinx Holdings, Inc. *	40,375	2,138,260
Boeing Co. *	3,027	693,274
BWX Technologies, Inc.	22,117	4,785,898
Carpenter Technology Corp.	9,250	3,960,850
Centuri Holdings, Inc. *	14,471	544,110
Chart Industries, Inc. *	11,627	2,417,253
Columbus McKinnon Corp.	66,357	1,025,216
Comfort Systems USA, Inc.	5,312	9,775,408
Construction Partners, Inc., Class A *	8,750	1,082,025
Core & Main, Inc., Class A *	95,905	4,830,735
Crane Co.	17,325	3,079,172
CSW Industrials, Inc.	4,531	1,319,427
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
15

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Curtiss-Wright Corp.	10,086	7,263,937
DNOW, Inc. *	245,396	3,310,392
Douglas Dynamics, Inc.	24,772	1,142,732
Ducommun, Inc. *	9,886	1,403,120
DXP Enterprises, Inc. *	10,084	1,721,843
Dycom Industries, Inc. *	14,212	5,885,189
Enerpac Tool Group Corp., Class A	22,305	782,905
EnerSys	39,179	8,355,314
Enpro, Inc.	8,684	2,531,820
Esab Corp.	25,551	2,510,897
ESCO Technologies, Inc.	7,265	2,353,497
Everus Construction Group, Inc. *	31,140	4,590,970
Federal Signal Corp.	21,957	2,703,565
Flowserve Corp.	78,525	5,782,581
Franklin Electric Co., Inc.	29,288	2,934,365
FTAI Aviation Ltd.	13,419	3,350,322
GATX Corp.	21,547	4,221,488
Gibraltar Industries, Inc. *	33,675	1,314,335
GrafTech International Ltd. *	170,170	1,446,445
Granite Construction, Inc.	28,389	3,891,280
Greenbrier Cos., Inc.	53,808	2,643,049
Griffon Corp.	28,103	2,562,150
Hayward Holdings, Inc. *	111,848	1,678,838
HEICO Corp.	12,173	3,285,736
Helios Technologies, Inc.	27,588	1,887,019
Herc Holdings, Inc.	30,750	3,902,790
Hexcel Corp.	49,383	4,635,582
Hillman Solutions Corp. *	185,297	1,512,024
Hyster-Yale, Inc.	2,746	108,385
IES Holdings, Inc. *	609	392,245
Insteel Industries, Inc.	28,706	751,523
Janus International Group, Inc. *	132,288	687,898
JBT Marel Corp.	16,436	1,941,092
JELD-WEN Holding, Inc. *	667,169	914,022
Kadant, Inc.	5,089	1,491,739
Kennametal, Inc.	138,722	5,369,929
Kratos Defense & Security Solutions, Inc. *	18,049	1,137,989
Lennox International, Inc.	6,459	3,454,854
Lindsay Corp.	7,981	893,633
Manitowoc Co., Inc. *	108,737	1,477,736
Masterbrand, Inc. *	256,212	2,300,784
McGrath RentCorp	14,568	1,610,492
Mercury Systems, Inc. *	20,553	1,621,837
Miller Industries, Inc.	19,570	939,164
Modine Manufacturing Co. *	16,492	4,199,358
Moog, Inc., Class A	16,373	4,933,349
Mueller Water Products, Inc., Class A	74,444	2,076,243
MYR Group, Inc. *	11,879	4,808,738
Nextpower, Inc., Class A *	18,065	2,152,083
NPK International, Inc. *	74,974	1,225,825
Primoris Services Corp.	29,973	5,429,609
Proto Labs, Inc. *	22,889	1,483,436
Quanex Building Products Corp.	90,246	1,799,505
RBC Bearings, Inc. *	4,836	2,897,199
Simpson Manufacturing Co., Inc.	21,604	4,120,531
SiteOne Landscape Supply, Inc. *	31,456	3,965,029
SPX Technologies, Inc. *	9,442	2,066,948
StandardAero, Inc. *	20,834	517,933
Standex International Corp.	6,443	1,758,939
Sterling Infrastructure, Inc. *	5,363	2,765,270
Tennant Co.	17,325	1,438,668
Terex Corp.	126,130	7,845,286
Titan International, Inc. *	122,837	936,018
Titan Machinery, Inc. *	62,114	1,298,804
Trex Co., Inc. *	68,902	2,700,958
Trinity Industries, Inc.	105,405	3,437,257
Tutor Perini Corp.	41,376	3,844,658
SECURITY	NUMBER OF SHARES	VALUE ($)
V2X, Inc. *	21,804	1,478,529
Valmont Industries, Inc.	12,602	6,402,320
Vertiv Holdings Co., Class A	20,615	6,771,821
VSE Corp.	5,436	933,252
Wabash National Corp.	204,433	1,776,523
Watts Water Technologies, Inc., Class A	11,141	3,344,083
Woodward, Inc.	18,263	6,629,286
Worthington Enterprises, Inc.	24,844	1,348,284
Zurn Elkay Water Solutions Corp.	46,262	2,403,774
		295,439,643

Commercial & Professional Services 4.5%
ACCO Brands Corp.	405,154	1,300,544
Alight, Inc., Class A	999,896	827,314
Amentum Holdings, Inc. *	83,983	2,202,874
Barrett Business Services, Inc.	18,910	596,232
Brady Corp., Class A	28,857	2,361,080
BrightView Holdings, Inc. *	98,101	1,167,402
Brink's Co.	31,362	3,347,893
Casella Waste Systems, Inc., Class A *	14,596	1,156,733
CBIZ, Inc. *	40,188	1,225,734
Cimpress PLC *	4,183	370,028
Civeo Corp. *	29,335	935,786
Clarivate PLC *	593,443	1,703,181
Clean Harbors, Inc. *	15,789	4,936,905
Conduent, Inc. *	1,005,480	1,719,371
CoreCivic, Inc. *	147,633	3,020,571
CSG Systems International, Inc.	23,637	1,900,651
Deluxe Corp.	112,754	3,512,287
Ennis, Inc.	43,662	911,663
Enviri Corp. *	131,011	2,579,607
ExlService Holdings, Inc. *	72,649	2,316,050
Exponent, Inc.	20,729	1,386,563
FTI Consulting, Inc. *	27,964	5,013,945
GEO Group, Inc. *	176,637	3,269,551
Healthcare Services Group, Inc. *	124,277	2,660,771
HNI Corp.	91,122	3,329,598
Huron Consulting Group, Inc. *	8,883	1,160,697
ICF International, Inc.	19,217	1,377,090
Insperity, Inc.	59,228	2,106,740
Interface, Inc., Class A	49,986	1,393,610
Kelly Services, Inc., Class A	267,555	2,611,337
Kforce, Inc.	48,654	2,199,647
Korn Ferry	54,158	3,598,258
MillerKnoll, Inc.	164,397	2,643,504
MSA Safety, Inc.	15,446	2,570,060
OPENLANE, Inc. *	92,757	2,916,280
Parsons Corp. *	34,554	1,741,867
Paycom Software, Inc.	15,365	1,947,667
Paylocity Holding Corp. *	2,883	304,128
Pitney Bowes, Inc.	125,823	1,945,224
Resources Connection, Inc.	175,467	743,980
Rollins, Inc.	65,294	3,638,835
Tetra Tech, Inc.	116,137	3,753,548
TIC Solutions, Inc. *	43,706	399,473
TriNet Group, Inc.	46,548	2,130,967
TrueBlue, Inc. *(a)	275,260	1,511,177
TTEC Holdings, Inc. *	261,099	759,798
UL Solutions, Inc., Class A	15,177	1,373,367
UniFirst Corp.	16,937	4,327,573
Verra Mobility Corp., Class A *	55,941	829,605
Vestis Corp. *	447,274	4,347,503
		106,084,269

See financial notes
16
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 4.0%
1-800-Flowers.com, Inc., Class A *(b)	152,724	540,643
Abercrombie & Fitch Co., Class A *	50,775	4,333,646
America's Car-Mart, Inc. *	25,312	309,060
Arko Corp.	145,349	959,303
Boot Barn Holdings, Inc. *	12,861	2,205,018
Buckle, Inc.	40,326	2,242,529
Caleres, Inc.	145,771	1,909,600
Camping World Holdings, Inc., Class A	87,677	718,075
Carvana Co., Class A *	1,035	409,653
Chewy, Inc., Class A *	23,960	609,063
Coupang, Inc., Class A *	126,840	2,534,263
Designer Brands, Inc., Class A	324,887	2,436,653
Dillard's, Inc., Class A	4,202	2,391,862
Etsy, Inc. *	77,064	4,958,298
Five Below, Inc. *	28,031	6,605,785
Floor & Decor Holdings, Inc., Class A *	57,217	2,769,303
GameStop Corp., Class A *	196,934	4,913,503
Genesco, Inc. *	58,102	2,062,040
Gold.com, Inc.	139,582	6,307,711
Haverty Furniture Cos., Inc.	40,088	887,548
MarineMax, Inc. *	70,696	2,031,803
Monro, Inc.	102,172	1,794,140
National Vision Holdings, Inc. *	95,292	2,212,680
Ollie's Bargain Outlet Holdings, Inc. *	27,962	2,418,993
OneWater Marine, Inc., Class A *	44,940	421,987
Petco Health & Wellness Co., Inc., Class A *	328,731	933,596
RH *	24,423	3,222,859
Sally Beauty Holdings, Inc. *	249,443	3,537,102
Shoe Carnival, Inc.	53,813	996,617
Sleep Number Corp. *(b)	179,065	538,986
Sonic Automotive, Inc., Class A	32,886	2,589,772
Stitch Fix, Inc., Class A *	223,152	812,273
Upbound Group, Inc.	138,938	2,745,415
Urban Outfitters, Inc. *	67,582	4,753,718
Valvoline, Inc. *	137,054	4,554,304
Victoria's Secret & Co. *	142,745	7,398,473
Wayfair, Inc., Class A *	28,162	1,800,397
Zumiez, Inc. *	64,329	1,580,564
		94,447,235

Consumer Durables & Apparel 3.2%
Acushnet Holdings Corp.	20,985	2,031,768
Beazer Homes USA, Inc. *	79,415	1,714,570
Callaway Golf Co. *	241,213	3,690,559
Cavco Industries, Inc. *	5,851	2,966,457
Century Communities, Inc.	68,045	3,811,881
Champion Homes, Inc. *	43,232	3,295,575
Columbia Sportswear Co.	60,264	3,671,283
Dream Finders Homes, Inc., Class A *	12,631	184,413
Ethan Allen Interiors, Inc.	45,486	970,671
G-III Apparel Group Ltd.	97,110	3,028,861
GoPro, Inc., Class A *(b)	969,028	1,598,896
Green Brick Partners, Inc. *	25,578	1,724,980
Helen of Troy Ltd. *	137,368	3,180,069
Hooker Furnishings Corp.	58,386	709,390
Hovnanian Enterprises, Inc., Class A *	10,601	1,191,976
Installed Building Products, Inc.	10,288	2,968,602
Kontoor Brands, Inc.	42,560	3,122,202
La-Z-Boy, Inc.	70,903	2,463,170
Levi Strauss & Co., Class A	87,962	1,959,793
LGI Homes, Inc. *	55,656	2,725,474
Malibu Boats, Inc., Class A *	46,915	1,201,024
MasterCraft Boat Holdings, Inc. *	36,574	854,003
Movado Group, Inc.	43,452	1,183,633
SECURITY	NUMBER OF SHARES	VALUE ($)
Oxford Industries, Inc.	44,225	1,894,599
SharkNinja, Inc. *	25,495	2,945,437
Smith & Wesson Brands, Inc.	157,436	2,446,556
Sonos, Inc. *	126,006	1,868,669
Steven Madden Ltd.	118,085	4,435,273
Sturm Ruger & Co., Inc.	40,661	1,763,874
Under Armour, Inc., Class A *	743,426	4,676,150
Wolverine World Wide, Inc.	95,656	1,628,065
YETI Holdings, Inc. *	64,091	2,529,031
		74,436,904

Consumer Services 3.7%
Airbnb, Inc., Class A *	16,403	2,302,325
BJ's Restaurants, Inc. *	24,877	955,277
Bloomin' Brands, Inc.	337,731	2,060,159
Boyd Gaming Corp.	43,116	3,748,936
Bright Horizons Family Solutions, Inc. *	23,560	1,910,952
Brightstar Lottery PLC	108,606	1,425,997
Brinker International, Inc. *	10,680	1,625,923
Cheesecake Factory, Inc.	25,414	1,597,778
Chegg, Inc. *	691,745	754,002
Choice Hotels International, Inc.	12,636	1,251,975
Churchill Downs, Inc.	30,127	3,042,526
Covista, Inc. *	26,181	3,016,575
Cracker Barrel Old Country Store, Inc. (b)	79,678	2,495,515
Dave & Buster's Entertainment, Inc. *	87,317	984,062
Dine Brands Global, Inc.	47,271	1,313,188
DoorDash, Inc., Class A *	24,383	4,112,193
Frontdoor, Inc. *	33,501	2,299,174
Graham Holdings Co., Class B	3,105	3,485,393
Grand Canyon Education, Inc. *	22,325	3,774,488
H&R Block, Inc.	101,119	3,208,506
Hilton Grand Vacations, Inc. *	76,260	3,581,932
Hyatt Hotels Corp., Class A	11,754	1,969,618
Jack in the Box, Inc. *(b)	100,320	1,264,032
Laureate Education, Inc. *	133,166	4,007,631
Life Time Group Holdings, Inc. *	12,317	330,219
Matthews International Corp., Class A	56,213	1,604,319
Papa John's International, Inc.	31,226	1,130,069
Perdoceo Education Corp.	47,955	1,627,593
Planet Fitness, Inc., Class A *	19,449	1,296,665
Red Rock Resorts, Inc., Class A	34,557	1,864,696
Six Flags Entertainment Corp. *	99,933	1,876,742
Strategic Education, Inc.	24,490	1,920,016
Stride, Inc. *	21,658	2,104,291
Travel & Leisure Co.	77,497	5,010,956
United Parks & Resorts, Inc. *	43,444	1,531,401
Wendy's Co.	335,881	2,337,732
Wingstop, Inc.	4,209	690,528
WW International, Inc. *	8,230	86,662
Wyndham Hotels & Resorts, Inc.	58,474	4,758,614
Wynn Resorts Ltd.	26,714	2,861,336
		87,219,996

Consumer Staples Distribution & Retail 0.8%
Chefs' Warehouse, Inc. *	17,147	1,330,607
Grocery Outlet Holding Corp. *	200,112	1,582,886
Ingles Markets, Inc., Class A	56,312	5,150,859
Maplebear, Inc. *	38,259	1,620,269
PriceSmart, Inc.	29,122	4,569,824
Village Super Market, Inc., Class A	22,111	952,763
Weis Markets, Inc.	37,734	2,648,172
		17,855,380

See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
17

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 6.3%
Antero Midstream Corp.	152,673	3,337,432
Archrock, Inc.	96,422	3,736,352
Ardmore Shipping Corp.	18,718	331,683
Bristow Group, Inc.	25,063	1,231,345
Cactus, Inc., Class A	32,636	1,818,478
Comstock Resources, Inc. *	64,054	1,115,821
Core Laboratories, Inc.	45,518	666,839
Core Natural Resources, Inc.	55,013	4,936,867
Crescent Energy Co., Class A	586,071	7,882,655
CVR Energy, Inc. *	82,547	2,735,608
Delek U.S. Holdings, Inc.	167,914	7,823,113
DHT Holdings, Inc.	40,712	752,358
Diversified Energy Co.	21,205	353,063
Dorian LPG Ltd.	59,916	2,309,762
DT Midstream, Inc.	32,339	4,785,849
Expro Group Holdings NV *	111,664	2,033,401
Golar LNG Ltd.	8,868	487,651
Green Plains, Inc. *	276,821	4,811,149
Gulfport Energy Corp. *	17,889	3,444,348
Helix Energy Solutions Group, Inc. *	206,401	2,136,250
International Seaways, Inc.	50,938	4,225,307
Kodiak Gas Services, Inc.	33,102	2,244,316
Kosmos Energy Ltd. *	1,793,713	5,524,636
Liberty Energy, Inc., Class A	260,680	8,808,377
Magnolia Oil & Gas Corp., Class A	174,009	5,262,032
Nabors Industries Ltd. *	65,326	6,703,101
New Fortress Energy, Inc. *	914,915	632,938
Noble Corp. PLC	96,445	4,921,588
Northern Oil & Gas, Inc.	138,752	3,768,504
Oceaneering International, Inc. *	72,731	2,730,322
Oil States International, Inc. *	155,744	1,787,941
Par Pacific Holdings, Inc. *	126,302	8,294,252
Permian Resources Corp., Class A	181,821	3,930,970
ProPetro Holding Corp. *	303,960	5,206,835
REX American Resources Corp. *	29,894	1,449,859
RPC, Inc.	210,286	1,657,054
Scorpio Tankers, Inc.	19,100	1,553,403
Select Water Solutions, Inc.	137,405	2,298,786
Summit Midstream Corp. *	28,261	894,461
Talos Energy, Inc. *	236,074	3,758,298
Teekay Corp. Ltd.	15,680	209,485
Texas Pacific Land Corp.	6,381	2,831,058
Tidewater, Inc. *	18,971	1,694,679
VAALCO Energy, Inc.	32,800	215,496
Valaris Ltd. *	28,859	2,943,041
W&T Offshore, Inc.	394,730	1,661,813
Weatherford International PLC	64,108	7,074,318
		149,012,894

Equity Real Estate Investment Trusts (REITs) 7.4%
Acadia Realty Trust	51,833	1,120,630
Agree Realty Corp.	24,354	1,877,937
American Assets Trust, Inc.	53,223	1,103,845
American Healthcare REIT, Inc.	33,539	1,703,110
American Homes 4 Rent, Class A	133,128	4,238,796
Americold Realty Trust, Inc.	378,042	4,623,454
Apple Hospitality REIT, Inc.	239,474	3,225,715
Brandywine Realty Trust	503,842	1,526,641
Brixmor Property Group, Inc.	183,561	5,523,351
Broadstone Net Lease, Inc.	107,998	2,138,360
CareTrust REIT, Inc.	28,359	1,118,763
Centerspace	13,425	916,525
COPT Defense Properties	83,344	2,604,500
Cousins Properties, Inc.	141,381	3,620,767
CubeSmart	103,699	4,197,736
SECURITY	NUMBER OF SHARES	VALUE ($)
DiamondRock Hospitality Co.	160,364	1,635,713
Diversified Healthcare Trust	468,456	3,532,158
Douglas Emmett, Inc.	239,179	2,585,525
Easterly Government Properties, Inc.	50,083	1,172,443
EastGroup Properties, Inc.	13,161	2,647,993
Empire State Realty Trust, Inc., Class A	211,502	1,178,066
EPR Properties	49,941	2,787,207
Equity LifeStyle Properties, Inc.	61,987	3,923,157
Essential Properties Realty Trust, Inc.	42,249	1,327,886
Federal Realty Investment Trust	49,390	5,477,351
First Industrial Realty Trust, Inc.	50,938	3,158,665
Four Corners Property Trust, Inc.	38,822	992,679
Global Net Lease, Inc.	179,286	1,713,974
Healthcare Realty Trust, Inc., Class A	282,662	5,285,779
Highwoods Properties, Inc.	117,760	2,862,746
Hudson Pacific Properties, Inc. *	156,439	1,440,803
Independence Realty Trust, Inc.	101,779	1,660,016
Innovative Industrial Properties, Inc.	22,324	1,211,077
InvenTrust Properties Corp.	39,874	1,280,753
JBG SMITH Properties	121,482	1,822,230
Kilroy Realty Corp.	130,177	4,329,687
Kite Realty Group Trust	107,287	2,806,628
Lineage, Inc.	47,714	1,759,692
LTC Properties, Inc.	25,453	972,814
LXP Industrial Trust	50,063	2,549,208
Macerich Co.	180,480	3,921,830
Medical Properties Trust, Inc.	913,854	4,514,439
National Health Investors, Inc.	18,462	1,419,912
National Storage Affiliates Trust	39,643	1,687,206
NNN REIT, Inc.	85,437	3,741,286
Omega Healthcare Investors, Inc.	103,627	4,867,360
Outfront Media, Inc.	130,302	4,019,817
Park Hotels & Resorts, Inc.	395,971	4,541,787
Peakstone Realty Trust	95,291	1,999,205
Pebblebrook Hotel Trust	183,661	2,580,437
Phillips Edison & Co., Inc.	56,857	2,283,661
Piedmont Realty Trust, Inc., Class A *	251,625	2,103,585
Rayonier, Inc.	255,622	5,421,743
Rexford Industrial Realty, Inc.	75,135	2,696,595
RLJ Lodging Trust	288,448	2,376,812
Ryman Hospitality Properties, Inc.	23,312	2,449,858
Sabra Health Care REIT, Inc.	147,570	3,048,796
Service Properties Trust	1,002,866	1,554,442
Sila Realty Trust, Inc.	34,024	1,035,350
SITE Centers Corp.	28,322	155,488
SL Green Realty Corp.	83,236	3,530,039
STAG Industrial, Inc.	84,689	3,267,302
Summit Hotel Properties, Inc.	136,955	680,666
Sunstone Hotel Investors, Inc.	216,867	2,129,634
Tanger, Inc.	48,549	1,800,197
Terreno Realty Corp.	24,503	1,597,596
Urban Edge Properties	89,975	1,972,252
Veris Residential, Inc.	45,499	863,116
Vornado Realty Trust	42,011	1,255,709
Xenia Hotels & Resorts, Inc.	105,242	1,712,287
		174,882,787

Financial Services 6.7%
Acadian Asset Management, Inc.	30,636	2,063,335
Adamas Trust, Inc.	151,474	1,360,237
Apollo Commercial Real Estate Finance, Inc.	172,340	1,885,400
Arbor Realty Trust, Inc. (b)	300,521	2,374,116
ARES Management Corp., Class A	17,942	2,106,391
Artisan Partners Asset Management, Inc., Class A	62,208	2,329,068
BGC Group, Inc., Class A	156,601	1,758,629
See financial notes
18
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Blackstone Mortgage Trust, Inc., Class A	184,471	3,503,104
Blue Owl Capital, Inc., Class A	23,873	232,762
BRC Group Holdings, Inc. *(b)	176,324	1,514,623
BrightSpire Capital, Inc., Class A	188,998	1,096,188
Chimera Investment Corp.	166,654	2,291,492
Claros Mortgage Trust, Inc. *	392,321	1,035,727
Cohen & Steers, Inc.	16,490	1,159,082
Coinbase Global, Inc., Class A *	14,101	2,647,745
Credit Acceptance Corp. *	6,544	3,304,131
DigitalBridge Group, Inc.	203,075	3,159,847
Donnelley Financial Solutions, Inc. *	29,105	1,463,981
Enact Holdings, Inc.	22,429	958,391
Encore Capital Group, Inc. *	44,051	3,646,101
Enova International, Inc. *	22,943	3,886,774
Essent Group Ltd.	59,060	3,574,311
Euronet Worldwide, Inc. *	51,561	3,731,985
EVERTEC, Inc.	12,641	373,289
EZCORP, Inc., Class A *	58,198	1,907,730
FactSet Research Systems, Inc.	17,780	4,046,372
Federal Agricultural Mortgage Corp., Class C	6,098	1,059,832
Federated Hermes, Inc.	73,842	4,289,482
FirstCash Holdings, Inc.	21,050	4,593,531
Franklin BSP Realty Trust, Inc.	89,468	814,159
Green Dot Corp., Class A *	92,630	1,162,506
Hamilton Lane, Inc., Class A	7,802	717,706
Houlihan Lokey, Inc., Class A	20,735	3,208,741
Interactive Brokers Group, Inc., Class A	34,655	2,755,072
Janus Henderson Group PLC	114,308	5,899,436
KKR Real Estate Finance Trust, Inc.	108,826	667,103
Ladder Capital Corp., Class A	103,332	1,062,253
LendingClub Corp. *	69,795	1,191,401
loanDepot, Inc., Class A *	443,125	686,844
MarketAxess Holdings, Inc.	15,072	2,369,168
MFA Financial, Inc.	135,084	1,384,611
Moelis & Co., Class A	60,523	3,941,258
Morningstar, Inc.	9,709	1,638,005
Navient Corp.	295,033	2,726,105
NCR Atleos Corp. *	99,195	4,402,274
Nelnet, Inc., Class A	9,196	1,303,073
NMI Holdings, Inc., Class A *	38,813	1,502,451
Oppenheimer Holdings, Inc., Class A	11,952	1,368,265
Paysafe Ltd. *	90,472	817,867
PennyMac Financial Services, Inc.	40,598	3,665,593
PennyMac Mortgage Investment Trust	132,903	1,618,759
Piper Sandler Cos.	34,849	3,038,833
PJT Partners, Inc., Class A	6,704	1,023,969
PRA Group, Inc. *	73,476	1,601,042
Radian Group, Inc.	125,376	4,492,222
Ready Capital Corp.	386,409	730,313
Redwood Trust, Inc.	175,540	976,002
Regional Management Corp.	21,714	811,018
Rocket Cos., Inc., Class A *	296,562	4,335,736
Shift4 Payments, Inc., Class A *(b)	14,325	634,311
SoFi Technologies, Inc. *	18,184	292,762
Stifel Financial Corp.	68,871	5,427,724
Toast, Inc., Class A *	54,482	1,553,827
TPG RE Finance Trust, Inc.	93,532	791,281
TPG, Inc.	37,959	1,655,772
Tradeweb Markets, Inc., Class A	17,955	2,033,404
Two Harbors Investment Corp.	67,950	786,182
Victory Capital Holdings, Inc., Class A	29,321	2,301,992
Virtu Financial, Inc., Class A	90,475	4,492,988
Virtus Investment Partners, Inc.	7,583	1,103,706
Walker & Dunlop, Inc.	34,152	1,719,553
WEX, Inc. *	28,802	4,329,805
WisdomTree, Inc.	18,466	313,922
SECURITY	NUMBER OF SHARES	VALUE ($)
World Acceptance Corp. *	6,841	1,006,722
		157,709,392

Food, Beverage & Tobacco 1.6%
B&G Foods, Inc.	453,350	2,511,559
Boston Beer Co., Inc., Class A *	10,884	2,579,943
Calavo Growers, Inc.	44,445	1,251,571
Cal-Maine Foods, Inc.	47,023	3,632,997
Coca-Cola Consolidated, Inc.	18,669	3,828,452
Dole PLC	21,561	327,296
Fresh Del Monte Produce, Inc.	92,416	3,871,306
Hain Celestial Group, Inc. *(a)	828,795	541,369
J&J Snack Foods Corp.	16,405	1,447,905
John B Sanfilippo & Son, Inc.	15,643	1,279,441
Marzetti Co.	13,998	1,823,660
MGP Ingredients, Inc.	27,102	540,414
Nomad Foods Ltd.	237,696	2,310,405
Pilgrim's Pride Corp.	51,280	1,697,368
Primo Brands Corp.	43,905	894,784
Seaboard Corp.	826	4,696,578
Seneca Foods Corp., Class A *	9,554	1,336,222
Simply Good Foods Co. *	81,023	1,083,278
Smithfield Foods, Inc.	22,789	598,895
Universal Corp.	46,903	2,513,063
		38,766,506

Health Care Equipment & Services 4.2%
Acadia Healthcare Co., Inc. *	227,607	5,893,883
Accendra Health, Inc. *	567,627	2,105,896
AdaptHealth Corp., Class A *	202,432	2,653,884
Addus HomeCare Corp. *	11,792	1,142,527
agilon health, Inc. *	47,090	1,316,165
Astrana Health, Inc. *	48,031	1,639,778
Avanos Medical, Inc. *	94,599	2,329,027
BrightSpring Health Services, Inc. *	46,383	2,224,993
Brookdale Senior Living, Inc. *	179,409	2,576,313
Chemed Corp.	10,588	4,499,688
Claritev Corp. *	31,103	756,736
Clover Health Investments Corp., Class A *	373,522	1,027,185
Concentra Group Holdings Parent, Inc.	169,972	3,819,271
CONMED Corp.	33,976	1,245,560
Cross Country Healthcare, Inc. *	129,919	1,314,780
Dexcom, Inc. *	64,673	3,851,277
Embecta Corp.	122,748	1,123,144
Enhabit, Inc. *	114,871	1,578,328
Enovis Corp. *	97,280	2,280,243
Ensign Group, Inc.	17,810	3,324,949
Envista Holdings Corp. *	198,123	5,139,311
Evolent Health, Inc., Class A *	192,201	720,754
Fulgent Genetics, Inc. *	35,828	544,227
Globus Medical, Inc., Class A *	34,626	3,122,573
Haemonetics Corp. *	33,621	2,020,286
HealthEquity, Inc. *	19,319	1,584,738
ICU Medical, Inc. *	16,874	2,011,381
Insulet Corp. *	4,567	786,163
Integer Holdings Corp. *	22,496	1,991,121
Integra LifeSciences Holdings Corp. *	177,590	1,871,799
Lantheus Holdings, Inc. *	21,495	1,818,907
LivaNova PLC *	24,872	1,494,807
Masimo Corp. *	18,644	3,326,649
Merit Medical Systems, Inc. *	19,851	1,353,441
National HealthCare Corp.	11,325	1,962,509
Neogen Corp. *	184,570	1,734,958
OmniAb, Inc., Class A *(c)	2,660	0
OmniAb, Inc., Class B *(c)	2,660	0
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
19

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Omnicell, Inc. *	43,686	1,809,474
Option Care Health, Inc. *	122,608	2,492,621
Pediatrix Medical Group, Inc. *	119,456	2,688,955
Penumbra, Inc. *	4,105	1,340,200
Privia Health Group, Inc. *	44,759	1,112,261
Progyny, Inc. *	21,889	406,698
RadNet, Inc. *	16,633	940,596
Select Medical Holdings Corp.	124,559	2,044,013
Surgery Partners, Inc. *	88,567	1,242,595
Teladoc Health, Inc. *	260,050	1,575,903
Varex Imaging Corp. *	85,090	991,299
Veeva Systems, Inc., Class A *	18,002	2,807,772
Waystar Holding Corp. *	30,921	660,936
		98,300,574

Household & Personal Products 1.2%
BellRing Brands, Inc. *	35,702	635,495
Central Garden & Pet Co. *	11,245	416,290
Central Garden & Pet Co., Class A *	70,903	2,379,504
Coty, Inc., Class A *	653,595	1,607,844
Edgewell Personal Care Co.	115,134	2,596,271
elf Beauty, Inc. *	11,937	763,610
Energizer Holdings, Inc.	117,102	2,292,857
Herbalife Ltd. *	281,365	4,670,659
Interparfums, Inc.	9,978	910,193
Medifast, Inc. *(a)	100,288	1,090,131
Nu Skin Enterprises, Inc., Class A	326,249	2,381,618
Reynolds Consumer Products, Inc.	63,936	1,340,738
Spectrum Brands Holdings, Inc.	58,108	4,799,721
USANA Health Sciences, Inc. *	45,595	868,585
WD-40 Co.	4,932	1,035,523
		27,789,039

Insurance 1.6%
AMERISAFE, Inc.	21,671	656,631
Assured Guaranty Ltd.	8,360	684,684
Axis Capital Holdings Ltd.	14,066	1,412,367
Brighthouse Financial, Inc. *	39,468	2,457,278
CNA Financial Corp.	22,699	1,094,773
Employers Holdings, Inc.	34,011	1,432,543
Erie Indemnity Co., Class A	9,689	2,121,213
F&G Annuities & Life, Inc.	12,441	356,310
Fidelis Insurance Holdings Ltd.	11,664	246,460
Hanover Insurance Group, Inc.	25,875	4,856,479
Horace Mann Educators Corp.	27,354	1,242,966
Kemper Corp.	79,647	2,683,307
Kinsale Capital Group, Inc.	3,116	1,008,369
Mercury General Corp.	19,441	1,891,804
Oscar Health, Inc., Class A *	27,639	510,216
ProAssurance Corp. *	32,045	791,512
RLI Corp.	47,762	2,472,639
Ryan Specialty Holdings, Inc., Class A	7,348	255,490
Safety Insurance Group, Inc.	14,701	1,104,927
Selective Insurance Group, Inc.	42,070	3,531,776
SiriusPoint Ltd. *	15,745	368,590
Stewart Information Services Corp.	41,519	2,905,915
White Mountains Insurance Group Ltd.	1,658	3,700,639
		37,786,888

Materials 5.5%
AdvanSix, Inc.	83,938	2,069,911
Alto Ingredients, Inc. *	27,635	152,545
Ardagh Metal Packaging SA	177,675	684,049
Avient Corp.	111,618	4,138,796
Balchem Corp.	10,797	1,745,011
SECURITY	NUMBER OF SHARES	VALUE ($)
Cabot Corp.	58,746	4,521,092
Clearwater Paper Corp. *	69,722	955,889
Coeur Mining, Inc. *	94,002	1,689,216
Compass Minerals International, Inc. *	74,062	1,978,196
Ecovyst, Inc. *	221,870	3,146,117
Element Solutions, Inc.	156,529	6,666,570
Ferroglobe PLC	227,783	1,056,913
Greif, Inc., Class A	52,331	3,414,074
Hawkins, Inc.	8,465	1,417,464
HB Fuller Co.	60,173	3,641,670
Hecla Mining Co.	168,246	3,031,793
Ingevity Corp. *	48,967	3,730,796
Innospec, Inc.	28,089	2,142,067
Kaiser Aluminum Corp.	23,763	4,049,928
Knife River Corp. *	40,119	3,713,014
Koppers Holdings, Inc.	42,708	1,743,768
LSB Industries, Inc. *	89,627	1,335,442
Magnera Corp. *	69,141	690,027
Materion Corp.	16,580	3,047,570
Mativ Holdings, Inc.	174,069	1,615,360
Metallus, Inc. *	88,742	1,707,396
Minerals Technologies, Inc.	42,500	3,057,450
MP Materials Corp. *	4,922	325,049
Myers Industries, Inc.	55,422	1,142,247
NewMarket Corp.	5,620	3,796,984
Orion SA	184,085	1,384,319
Quaker Chemical Corp.	14,530	1,974,482
Rayonier Advanced Materials, Inc. *	264,056	2,505,891
Royal Gold, Inc.	12,047	2,811,529
Ryerson Holding Corp.	216,141	5,989,267
Scotts Miracle-Gro Co.	47,191	2,958,876
Sensient Technologies Corp.	25,292	2,874,183
Silgan Holdings, Inc.	105,618	4,282,810
Southern Copper Corp.	36,442	6,256,727
Stepan Co.	47,940	2,398,438
SunCoke Energy, Inc.	233,609	1,593,213
Sylvamo Corp.	60,968	2,605,163
Tredegar Corp. *	75,273	722,621
TriMas Corp.	41,434	1,533,887
Trinseo PLC (a)	328,493	32,849
Tronox Holdings PLC	883,114	8,822,309
Warrior Met Coal, Inc.	63,557	5,710,597
Worthington Steel, Inc.	79,052	3,037,968
		129,901,533

Media & Entertainment 3.7%
Advantage Solutions, Inc. *	19,193	657,744
AMC Global Media, Inc., Class A *	288,916	2,452,897
Angi, Inc. *	26,518	194,642
Cable One, Inc. *	21,682	1,983,686
Cargurus, Inc. *	56,268	2,051,531
Cars.com, Inc. *	96,251	1,057,798
Cinemark Holdings, Inc.	45,195	1,334,156
Clear Channel Outdoor Holdings, Inc. *	579,402	1,390,565
EchoStar Corp., Class A *	77,753	9,574,504
EW Scripps Co., Class A *	575,430	2,756,310
Gray Media, Inc.	642,088	3,621,376
IAC, Inc. *	73,043	3,254,796
iHeartMedia, Inc., Class A *	878,036	5,241,875
John Wiley & Sons, Inc., Class A	59,972	2,454,654
Liberty Broadband Corp., Class C *	39,684	1,527,437
Liberty Media Corp.-Liberty Formula One, Class C *	42,287	3,634,568
Live Nation Entertainment, Inc. *	9,868	1,558,552
Match Group, Inc.	139,996	5,238,650
New York Times Co., Class A	63,367	5,007,894
NIQ Global Intelligence PLC *	22,420	245,051
See financial notes
20
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pinterest, Inc., Class A *	168,725	3,317,133
Roku, Inc. *	26,419	3,079,399
Scholastic Corp. (b)	66,192	2,671,509
Shutterstock, Inc.	41,311	667,999
Sinclair, Inc.	247,174	3,843,556
Snap, Inc., Class A *	270,029	1,639,076
Thryv Holdings, Inc. *	147,569	528,297
TKO Group Holdings, Inc.	7,096	1,320,495
Trade Desk, Inc., Class A *	52,264	1,232,908
TripAdvisor, Inc. *	124,179	1,382,112
USA TODAY Co., Inc. *	339,752	2,456,407
Warner Music Group Corp., Class A	46,993	1,328,492
Yelp, Inc., Class A *	96,965	2,676,234
Ziff Davis, Inc. *	90,454	4,139,175
ZoomInfo Technologies, Inc., Class A *	198,998	1,243,738
		86,765,216

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Alkermes PLC *	21,489	724,394
Amneal Pharmaceuticals, Inc. *	87,287	1,123,384
Azenta, Inc. *	33,914	833,267
BioMarin Pharmaceutical, Inc. *	65,225	3,516,280
Bio-Rad Laboratories, Inc., Class A *	15,718	4,402,926
Bio-Techne Corp.	50,894	2,815,456
Bruker Corp.	82,025	3,011,138
Collegium Pharmaceutical, Inc. *	22,881	771,776
Corcept Therapeutics, Inc. *	24,524	1,140,856
Emergent BioSolutions, Inc. *	201,212	1,655,975
Exelixis, Inc. *	94,376	4,195,957
Fortrea Holdings, Inc. *	412,645	4,745,417
Halozyme Therapeutics, Inc. *	29,505	1,878,288
Incyte Corp. *	44,832	4,271,145
Innoviva, Inc. *	63,439	1,458,463
Ironwood Pharmaceuticals, Inc., Class A *	655,733	2,704,899
Medpace Holdings, Inc. *	3,554	1,487,918
Myriad Genetics, Inc. *	130,872	621,642
Neurocrine Biosciences, Inc. *	23,931	3,150,995
Pacira BioSciences, Inc. *	42,811	1,091,252
Prestige Consumer Healthcare, Inc. *	34,631	1,950,418
Repligen Corp. *	9,620	1,138,142
Royalty Pharma PLC, Class A	120,614	6,041,555
Sotera Health Co. *	71,950	1,119,542
Supernus Pharmaceuticals, Inc. *	27,101	1,300,848
		57,151,933

Real Estate Management & Development 1.1%
Compass, Inc., Class A *	1,181,408	8,943,258
CoStar Group, Inc. *	71,649	2,479,772
eXp World Holdings, Inc.	229,749	1,429,039
Kennedy-Wilson Holdings, Inc.	152,019	1,657,007
Marcus & Millichap, Inc.	33,158	921,461
Newmark Group, Inc., Class A	103,855	1,674,143
Opendoor Technologies, Inc. *	1,190,679	6,405,853
Zillow Group, Inc., Class C *	68,372	3,035,717
		26,546,250

Semiconductors & Semiconductor Equipment 4.9%
Allegro MicroSystems, Inc. *	40,290	1,954,065
Alpha & Omega Semiconductor Ltd. *	35,533	1,543,198
Amkor Technology, Inc.	166,979	11,646,785
Axcelis Technologies, Inc. *	21,819	3,035,241
Cirrus Logic, Inc. *	37,076	6,046,354
Cohu, Inc. *	61,246	2,899,998
Diodes, Inc. *	62,235	6,668,480
SECURITY	NUMBER OF SHARES	VALUE ($)
Enphase Energy, Inc. *	86,178	2,840,427
Entegris, Inc.	52,732	7,455,250
FormFactor, Inc. *	35,960	4,888,043
GLOBALFOUNDRIES, Inc. *	68,870	4,449,002
Ichor Holdings Ltd. *	58,225	3,841,103
Lattice Semiconductor Corp. *	24,330	2,975,072
MACOM Technology Solutions Holdings, Inc. *	6,480	1,824,833
MaxLinear, Inc. *	72,084	5,099,943
MKS, Inc.	37,685	10,693,119
Monolithic Power Systems, Inc.	3,338	5,388,901
Onto Innovation, Inc. *	15,148	4,469,569
Penguin Solutions, Inc. *	51,883	1,577,762
Photronics, Inc. *	72,737	3,599,027
Power Integrations, Inc.	47,358	3,443,400
Rambus, Inc. *	17,680	2,035,145
Semtech Corp. *	12,186	1,280,139
Silicon Laboratories, Inc. *	23,369	5,087,431
Synaptics, Inc. *	31,398	2,938,539
Ultra Clean Holdings, Inc. *	72,215	5,643,602
Universal Display Corp.	14,896	1,297,293
Veeco Instruments, Inc. *	8,667	432,050
		115,053,771

Software & Services 3.0%
ACI Worldwide, Inc. *	57,754	2,496,128
Alarm.com Holdings, Inc. *	20,376	904,898
AppLovin Corp., Class A *	7,493	3,344,501
Blackbaud, Inc. *	24,692	917,802
BlackLine, Inc. *	12,454	389,187
Box, Inc., Class A *	16,258	393,444
CCC Intelligent Solutions Holdings, Inc. *	205,798	1,078,381
Commvault Systems, Inc. *	15,216	1,504,558
Consensus Cloud Solutions, Inc. *	29,396	760,768
CoreWeave, Inc., Class A *	2,671	298,084
Crowdstrike Holdings, Inc., Class A *	3,150	1,404,112
Datadog, Inc., Class A *	7,390	976,884
DigitalOcean Holdings, Inc. *	22,834	2,201,883
Docusign, Inc., Class A *	24,914	1,145,795
Dolby Laboratories, Inc., Class A	47,709	3,060,055
Dropbox, Inc., Class A *	149,833	3,639,444
Dynatrace, Inc. *	35,865	1,298,672
Fair Isaac Corp. *	2,912	2,984,800
Globant SA *	40,134	1,654,725
Guidewire Software, Inc. *	10,254	1,419,051
HubSpot, Inc. *	3,146	697,657
InterDigital, Inc.	6,073	1,801,009
LiveRamp Holdings, Inc. *	56,291	1,645,386
Manhattan Associates, Inc. *	12,463	1,718,523
MongoDB, Inc., Class A *	1,038	260,362
NCR Voyix Corp. *	218,307	1,504,135
Okta, Inc. *	19,006	1,399,792
Palantir Technologies, Inc., Class A *	13,030	1,812,603
Progress Software Corp. *	32,135	894,960
PTC, Inc. *	19,097	2,602,921
Qualys, Inc. *	14,379	1,249,966
Snowflake, Inc., Class A *	7,105	969,619
SPS Commerce, Inc. *	11,056	620,463
Teradata Corp. *	119,105	3,138,417
Twilio, Inc., Class A *	34,171	5,059,358
Tyler Technologies, Inc. *	6,885	2,348,749
Unisys Corp. *	217,135	566,722
Unity Software, Inc. *	103,041	2,722,343
VeriSign, Inc.	18,557	4,985,524
Workday, Inc., Class A *	12,241	1,498,298
		69,369,979

See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
21

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 6.0%
Advanced Energy Industries, Inc.	13,806	5,300,261
Badger Meter, Inc.	7,222	873,212
Belden, Inc.	25,065	2,819,311
Benchmark Electronics, Inc.	55,510	4,554,595
Calix, Inc. *	22,976	1,000,835
Cognex Corp.	84,904	4,713,021
Coherent Corp. *	35,332	11,295,994
Crane NXT Co.	29,159	1,302,824
CTS Corp.	24,659	1,408,029
Diebold Nixdorf, Inc. *	6,920	531,525
ePlus, Inc.	26,309	2,228,109
Everpure, Inc., Class A *	29,442	2,103,631
Ingram Micro Holding Corp.	70,716	2,175,931
IPG Photonics Corp. *	30,941	3,679,504
Itron, Inc. *	24,899	2,086,536
Kimball Electronics, Inc. *	46,902	1,266,823
Knowles Corp. *	78,505	2,448,571
Littelfuse, Inc.	16,417	6,635,259
Lumentum Holdings, Inc. *	25,435	22,950,509
Methode Electronics, Inc.	179,403	1,438,812
Mirion Technologies, Inc., Class A *	13,433	265,302
NETGEAR, Inc. *	48,662	1,229,689
NetScout Systems, Inc. *	76,011	2,561,571
Novanta, Inc. *	10,013	1,296,984
OSI Systems, Inc. *	7,119	2,042,583
PC Connection, Inc.	21,536	1,372,705
Plexus Corp. *	23,955	6,002,644
Ralliant Corp.	33,504	1,522,422
Rogers Corp. *	20,933	2,841,655
ScanSource, Inc. *	51,672	2,124,753
Super Micro Computer, Inc. *	83,687	2,293,024
TTM Technologies, Inc. *	59,130	9,355,549
Viasat, Inc. *	166,374	10,965,710
Viavi Solutions, Inc. *	149,588	7,838,411
Vistance Networks, Inc. *	366,886	4,694,306
Vontier Corp.	109,792	3,939,337
		141,159,937

Telecommunication Services 0.6%
Array Digital Infrastructure, Inc.	18,667	927,563
Cogent Communications Holdings, Inc.	60,359	1,367,131
GCI Liberty, Inc., Class C *	15,333	525,155
IDT Corp., Class B	15,552	779,933
IHS Holding Ltd. *	200,200	1,643,642
Iridium Communications, Inc.	109,203	4,266,561
Shenandoah Telecommunications Co.	66,978	1,053,564
Uniti Group, Inc.	372,102	4,401,967
		14,965,516

Transportation 3.0%
Allegiant Travel Co. *	26,683	2,018,302
American Airlines Group, Inc. *	319,241	3,738,312
ArcBest Corp.	56,401	7,195,076
Costamare, Inc.	13,940	231,683
Covenant Logistics Group, Inc., Class A	31,646	1,103,180
Forward Air Corp. *	55,331	1,165,271
Genco Shipping & Trading Ltd.	73,523	1,782,197
Global Ship Lease, Inc., Class A	41,581	1,679,872
Heartland Express, Inc.	96,215	1,287,357
JetBlue Airways Corp. *	556,357	2,589,842
Kirby Corp. *	38,965	5,865,791
Marten Transport Ltd.	125,776	1,896,702
RXO, Inc. *	206,615	4,126,101
Saia, Inc. *	16,273	7,303,648
SECURITY	NUMBER OF SHARES	VALUE ($)
Schneider National, Inc., Class B	90,222	2,805,002
SkyWest, Inc. *	33,990	2,791,259
Southwest Airlines Co.	100,977	3,829,048
Sun Country Airlines Holdings, Inc. *	63,338	1,000,740
United Airlines Holdings, Inc. *	45,899	4,130,910
Werner Enterprises, Inc.	167,056	6,159,355
XPO, Inc. *	33,123	7,291,366
		69,991,014

Utilities 2.9%
American States Water Co.	18,123	1,364,481
Avista Corp.	77,777	3,196,635
Black Hills Corp.	72,275	5,441,585
California Water Service Group	33,396	1,410,647
Chesapeake Utilities Corp.	10,409	1,312,783
Clearway Energy, Inc., Class C	66,882	2,699,357
H2O America	24,997	1,404,581
Hawaiian Electric Industries, Inc. *	319,266	4,811,339
IDACORP, Inc.	29,665	4,382,707
MDU Resources Group, Inc.	154,278	3,475,883
MGE Energy, Inc.	16,248	1,303,415
New Jersey Resources Corp.	68,056	3,832,233
Northwest Natural Holding Co.	37,102	1,966,406
Northwestern Energy Group, Inc.	56,812	4,109,780
ONE Gas, Inc.	48,834	4,356,969
Ormat Technologies, Inc.	21,871	2,512,978
Otter Tail Corp.	28,030	2,501,397
Southwest Gas Holdings, Inc.	44,372	4,173,187
Spire, Inc.	46,218	4,214,157
Talen Energy Corp. *	9,787	3,644,875
TXNM Energy, Inc.	70,697	4,175,365
Unitil Corp.	15,349	805,209
		67,095,969
Total Common Stocks (Cost $1,635,452,662)		2,346,294,292

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (d)	7,502,563	7,502,563
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (d)(e)	10,996,751	10,996,751
		18,499,314
Total Short-Term Investments (Cost $18,499,314)		18,499,314
Total Investments in Securities (Cost $1,653,951,976)		2,364,793,606

See financial notes
22
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/18/26	47	6,598,330	208,466

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan.
(c)	Fair valued using significant unobservable inputs.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $10,914,118.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended April 30, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2025, and/or Value and Balance of Shares Held at April 30, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc.*	$—	$598,412	($82,330 )	($772,920 )	($895,514 )	$—	—	$—

Commercial & Professional Services 0.1%
TrueBlue, Inc.(a),*	994,556	610,991	(252,218)	(369,718)	527,566	1,511,177	275,260	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	—	594,234	(18,310)	(27,262)	300,908	—	—	54,255

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust	2,191,677	489,290	(451,825)	(1,072,031)	397,331	—	—	20,252

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc.(a),*	—	393,747	(101,530)	(660,505)	210,642	541,369	828,795	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc.*	—	584,926	(182,637)	(2,200,295)	2,158,845	—	—	—

Household & Personal Products 0.0%
Medifast, Inc.(a),*	994,643	576,522	(334,414)	(190,455)	43,835	1,090,131	100,288	—
Nu Skin Enterprises, Inc., Class A	—	1,340,367	(765,993)	(540,538)	(713,389)	—	—	39,068
						1,090,131

Materials 0.0%
Trinseo PLC(a)	—	48,295	—	—	(355,419)	32,849	328,493	—

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A*	—	1,153,558	(445,999)	(185,991)	215,050	—	—	—
EW Scripps Co., Class A*	1,323,422	1,225,327	(794,929)	(301,054)	1,303,544	—	—	—
Gray Media, Inc.	—	1,545,421	(888,174)	(258,715)	752,489	—	—	109,234
						—
Total	$5,504,298	$9,161,090	($4,318,359 )	($6,579,484 )	$3,945,888	$3,175,526		$222,809

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
*	Non-income producing security.
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
23

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,247,993,718	$—	$—	$2,247,993,718
Health Care Equipment & Services	98,300,574	—	0 *	98,300,574
Short-Term Investments[1]	18,499,314	—	—	18,499,314
Futures Contracts[2]	208,466	—	—	208,466
Total	$2,365,002,072	$—	$0	$2,365,002,072

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
24
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $4,684,908)		$3,175,526
Investments in securities, at value - unaffiliated issuers (cost $1,649,267,068) including securities on loan of $10,914,118		2,361,618,080
Deposit with broker for futures contracts		723,001
Receivables:
Fund shares sold		668,308
Dividends		592,320
Variation margin on future contracts		191,924
Income from securities on loan	+	8,329
Total assets		2,366,977,488

Liabilities
Collateral held for securities on loan		10,996,751
Payables:
Fund shares redeemed		2,770,050
Investment adviser fees	+	465,626
Total liabilities		14,232,427
Net assets		$2,352,745,061

Net Assets by Source
Capital received from investors		$1,736,489,457
Total distributable earnings	+	616,255,604
Net assets		$2,352,745,061

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,352,745,061		110,228,693		$21.34

See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
25

Schwab Fundamental U.S. Small Company Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $6,659)		$20,149,202
Dividends received from securities - affiliated issuers		222,809
Other Interest		10,842
Securities on loan, net	+	68,714
Total investment income		20,451,567

Expenses
Investment adviser fees		2,391,623
Total expenses	–	2,391,623
Net investment income		18,059,944

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(6,579,484)
Net realized gains on sales of securities - unaffiliated issuers		1,794,797
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		47,538,489
Net realized gains on futures contracts	+	1,016,097
Net realized gains		43,769,899
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		3,945,888
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		253,593,829
Net change in unrealized appreciation (depreciation) on futures contracts	+	201,355
Net change in unrealized appreciation (depreciation)		257,741,072
Net realized and unrealized gains		301,510,971
Increase in net assets resulting from operations		$319,570,915
See financial notes
26
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$18,059,944	$23,172,581
Net realized gains		43,769,899	139,067,468
Net change in unrealized appreciation (depreciation)	+	257,741,072	(55,297,140)
Increase in net assets resulting from operations		$319,570,915	$106,942,909

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($24,085,521 )	($29,592,585 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		26,090,150	$511,677,600	30,039,325	$525,811,632
Shares reinvested		909,290	17,512,923	1,105,993	20,648,891
Shares redeemed	+	(11,198,648)	(218,529,818)	(35,275,321)	(623,061,787)
Net transactions in fund shares		15,800,792	$310,660,705	(4,130,003)	($76,601,264 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		94,427,901	$1,746,598,962	98,557,904	$1,745,849,902
Total increase (decrease)	+	15,800,792	606,146,099	(4,130,003)	749,060
End of period		110,228,693	$2,352,745,061	94,427,901	$1,746,598,962
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
27

Schwab Fundamental International Equity Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$13.80	$11.11	$9.59	$8.41	$10.56	$7.51
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.39	0.35	0.33	0.34	0.31
Net realized and unrealized gains (losses)	2.60	2.67	1.51	1.11	(2.10)	2.96
Total from investment operations	2.80	3.06	1.86	1.44	(1.76)	3.27
Less distributions:
Distributions from net investment income	(0.50)	(0.37)	(0.34)	(0.26)	(0.39)	(0.22)
Distributions from net realized gains	(0.21)	—	—	—	—	—
Total distributions	(0.71)	(0.37)	(0.34)	(0.26)	(0.39)	(0.22)
Net asset value at end of period	$15.89	$13.80	$11.11	$9.59	$8.41	$10.56
Total return	21.12%*	28.74%	19.74%	17.40%	(17.25%)	44.03%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%**	0.25%	0.25%	0.25%[2]	0.25%[2]	0.25%
Net investment income (loss)	2.73%**	3.25%	3.24%	3.40%	3.56%	3.10%
Portfolio turnover rate	8%*	20%	12%	15%	13%	21%
Net assets, end of period (x 1,000,000)	$4,870	$3,824	$2,929	$2,085	$1,565	$1,406

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
28
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.7% OF NET ASSETS

Australia 4.8%
AGL Energy Ltd.	309,268	2,142,906
Ampol Ltd.	123,969	3,138,966
ANZ Group Holdings Ltd.	430,849	11,444,000
APA Group	228,912	1,710,021
Aristocrat Leisure Ltd.	45,708	1,572,605
Aurizon Holdings Ltd.	687,441	2,076,772
BHP Group Ltd.	1,376,697	54,488,763
BlueScope Steel Ltd.	223,749	4,864,075
Brambles Ltd.	160,684	2,617,940
Coles Group Ltd.	265,284	4,228,095
Commonwealth Bank of Australia	126,009	15,871,668
Computershare Ltd.	42,834	941,028
CSL Ltd.	43,460	3,922,724
Downer EDI Ltd.	238,619	1,282,201
Dyno Nobel Ltd.	532,872	1,265,304
Endeavour Group Ltd.	520,896	1,261,089
Fortescue Ltd.	570,300	8,219,773
Goodman Group	49,740	1,077,654
Insurance Australia Group Ltd.	278,311	1,513,483
JB Hi-Fi Ltd.	25,072	1,400,194
Lendlease Corp. Ltd.	230,115	561,291
Macquarie Group Ltd.	32,998	5,668,799
Medibank Pvt Ltd.	466,827	1,587,366
Metcash Ltd.	455,995	897,929
Mineral Resources Ltd. *	44,400	2,089,922
National Australia Bank Ltd.	340,342	9,845,320
Northern Star Resources Ltd.	82,486	1,264,364
Orica Ltd.	87,467	1,334,092
Origin Energy Ltd.	273,895	2,394,968
QBE Insurance Group Ltd.	193,236	3,130,011
Ramsay Health Care Ltd.	53,668	1,518,108
Rio Tinto Ltd.	123,552	15,133,829
Santos Ltd.	842,894	4,856,243
Scentre Group	505,859	1,359,339
Sonic Healthcare Ltd.	149,720	2,142,287
South32 Ltd.	1,419,041	4,205,394
Stockland	347,414	1,018,860
Suncorp Group Ltd.	174,595	2,172,726
Telstra Group Ltd.	805,511	3,093,582
Transurban Group	226,257	2,293,060
Viva Energy Group Ltd.	570,151	1,009,782
Wesfarmers Ltd.	123,881	6,580,849
Westpac Banking Corp.	417,074	11,668,339
Whitehaven Coal Ltd.	394,989	2,413,632
Woodside Energy Group Ltd.	487,536	11,655,835
Woolworths Group Ltd.	273,236	6,784,584
Worley Ltd.	195,590	1,675,467
		233,395,239

Austria 0.4%
ams-OSRAM AG *	105,301	1,691,307
BAWAG Group AG	9,419	1,613,011
Erste Group Bank AG	36,063	3,984,817
OMV AG	89,330	6,305,812
Raiffeisen Bank International AG	43,033	2,347,262
voestalpine AG	64,101	3,314,213
Wienerberger AG	39,087	1,133,297
		20,389,719

SECURITY	NUMBER OF SHARES	VALUE ($)
Belgium 0.6%
Ageas SA	29,735	2,330,172
Anheuser-Busch InBev SA	174,498	13,185,344
KBC Group NV	31,566	4,201,369
Proximus SADP	123,622	944,529
Syensqo SA	24,327	1,613,833
UCB SA *	6,718	1,829,253
Umicore SA *(a)	190,489	4,173,195
		28,277,695

Canada 8.7%
Agnico Eagle Mines Ltd.	22,505	4,231,937
Algonquin Power & Utilities Corp.	196,576	1,232,987
Alimentation Couche-Tard, Inc.	207,731	12,289,368
AltaGas Ltd.	60,939	2,283,951
ARC Resources Ltd.	145,882	3,460,314
Atco Ltd., Class I	30,669	1,537,796
B2Gold Corp.	306,465	1,385,280
Bank of Montreal	82,915	12,625,714
Bank of Nova Scotia	222,393	17,302,236
Barrick Mining Corp.	253,604	9,964,181
Bausch Health Cos., Inc. *	292,044	1,674,843
BCE, Inc.	207,859	4,939,587
Brookfield Corp.	189,312	8,550,294
Canadian Imperial Bank of Commerce	114,825	12,812,622
Canadian National Railway Co.	75,764	8,509,820
Canadian Natural Resources Ltd.	500,222	23,877,789
Canadian Pacific Kansas City Ltd.	64,434	5,604,029
Canadian Tire Corp. Ltd., Class A	22,652	3,150,285
Capital Power Corp.	24,671	1,180,379
CCL Industries, Inc., Class B	22,265	1,406,038
Cenovus Energy, Inc.	626,274	18,322,324
CGI, Inc.	40,616	2,658,496
Constellation Software, Inc.	662	1,205,665
Dollarama, Inc.	10,998	1,405,568
Element Fleet Management Corp.	43,689	1,043,055
Emera, Inc. (b)	45,986	2,453,422
Empire Co. Ltd., Class A	59,097	2,023,050
Enbridge, Inc.	342,603	19,002,253
Fairfax Financial Holdings Ltd.	3,040	5,260,822
Finning International, Inc.	34,502	2,526,785
First Quantum Minerals Ltd. *	127,841	3,130,262
Fortis, Inc.	73,971	4,230,182
Franco-Nevada Corp.	5,200	1,199,673
George Weston Ltd.	42,173	3,043,560
Gildan Activewear, Inc.	24,697	1,532,710
Great-West Lifeco, Inc.	31,419	1,678,795
Hydro One Ltd.	37,992	1,632,284
iA Financial Corp., Inc.	13,168	1,694,725
Imperial Oil Ltd.	40,649	5,445,203
Intact Financial Corp.	18,271	3,520,633
Keyera Corp.	44,476	1,718,335
Kinross Gold Corp.	95,518	2,893,633
Linamar Corp.	19,934	1,333,825
Loblaw Cos. Ltd.	95,856	4,418,966
Lundin Mining Corp.	89,541	2,297,935
Magna International, Inc.	177,920	11,323,432
Manulife Financial Corp.	224,721	8,835,977
Methanex Corp.	27,595	1,805,605
Metro, Inc.	49,519	3,319,616
National Bank of Canada	36,266	5,474,274
Nutrien Ltd.	205,283	15,603,835
Open Text Corp.	53,632	1,215,688
Pembina Pipeline Corp.	101,487	4,724,131
Power Corp. of Canada	84,907	4,736,815
Quebecor, Inc., Class B	37,205	1,566,152
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
29

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Restaurant Brands International, Inc.	36,089	2,912,147
Rogers Communications, Inc., Class B	126,947	4,621,437
Royal Bank of Canada	136,757	24,596,829
Saputo, Inc.	66,720	2,020,241
Shopify, Inc., Class A *	9,691	1,176,318
Sun Life Financial, Inc.	67,446	4,859,528
Suncor Energy, Inc.	411,963	28,229,481
TC Energy Corp.	127,684	8,561,460
Teck Resources Ltd., Class B	129,648	7,568,805
TELUS Corp.	186,393	2,334,115
TFI International, Inc.	18,729	2,679,846
Thomson Reuters Corp.	12,206	1,167,628
Toromont Industries Ltd.	10,138	1,576,433
Toronto-Dominion Bank	221,176	23,826,469
Tourmaline Oil Corp.	66,395	3,216,248
Vermilion Energy, Inc.	120,471	1,626,560
Waste Connections, Inc.	16,734	2,756,580
West Fraser Timber Co. Ltd.	50,875	3,221,003
Wheaton Precious Metals Corp.	9,320	1,177,256
Whitecap Resources, Inc.	277,273	3,272,122
WSP Global, Inc.	11,295	1,879,243
		425,576,885

China 0.1%
China Gas Holdings Ltd.	1,092,400	1,013,311
Kingboard Holdings Ltd.	344,500	1,952,882
SITC International Holdings Co. Ltd.	310,000	1,297,961
		4,264,154

Denmark 1.0%
AP Moller - Maersk AS, Class A (b)	2,691	6,314,213
AP Moller - Maersk AS, Class B	3,248	7,695,135
Carlsberg AS, Class B	18,196	2,463,990
Coloplast AS, Class B	13,868	856,677
Danske Bank AS	59,397	3,053,510
DSV AS	21,650	5,324,597
Genmab AS *	4,346	1,150,718
ISS AS	36,044	1,322,260
Novo Nordisk AS, Class B	241,876	10,288,421
Novonesis Novozymes B, Class B	20,788	1,277,334
Orsted AS *	91,992	2,460,187
Pandora AS	12,167	925,896
Rockwool AS, B Shares	11,669	339,690
Vestas Wind Systems AS	91,167	2,803,330
		46,275,958

Finland 1.2%
Elisa OYJ	24,093	1,170,147
Fortum OYJ (b)	130,142	3,278,676
Kesko OYJ, B Shares	78,286	1,925,812
Kone OYJ, B Shares	38,502	2,449,182
Metso OYJ	78,353	1,353,495
Neste OYJ	239,743	8,281,383
Nokia OYJ	1,219,809	15,499,580
Nordea Bank Abp	542,573	10,203,023
Outokumpu OYJ	400,532	2,694,148
Sampo OYJ, A Shares	366,623	3,809,665
Stora Enso OYJ, R Shares	233,160	2,596,136
UPM-Kymmene OYJ	159,908	4,791,297
Wartsila OYJ Abp	39,432	1,656,032
		59,708,576

SECURITY	NUMBER OF SHARES	VALUE ($)
France 8.0%
Accor SA	20,127	996,060
Air Liquide SA	59,665	12,836,338
Alstom SA *	79,195	1,591,367
Arkema SA	39,683	2,896,221
AXA SA	274,258	13,220,684
Ayvens SA	161,934	2,191,332
BNP Paribas SA	218,552	22,952,647
Bollore SE	122,637	774,397
Bouygues SA	63,205	3,737,928
Bureau Veritas SA	38,761	1,187,766
Capgemini SE	43,125	5,244,703
Carrefour SA	531,159	10,566,538
Cie de Saint-Gobain SA	95,921	8,788,261
Cie Generale des Etablissements Michelin SCA	248,494	9,001,947
Credit Agricole SA	139,005	2,715,061
Danone SA	101,178	7,927,096
Dassault Systemes SE	49,146	1,107,437
Eiffage SA	31,521	5,082,078
Elis SA	35,883	1,108,792
Emeis SA *	68,638	1,160,050
Engie SA	425,017	14,009,636
EssilorLuxottica SA	22,330	4,726,581
Forvia SE *	228,545	2,694,207
Hermes International SCA	927	1,773,445
Kering SA	19,466	5,355,356
Legrand SA	23,245	4,164,654
L'Oreal SA	21,639	9,319,678
LVMH Moet Hennessy Louis Vuitton SE	30,419	16,250,109
Orange SA	813,912	16,947,555
Pernod Ricard SA	41,970	3,120,128
Publicis Groupe SA	39,065	3,650,127
Renault SA	156,274	5,489,781
Rexel SA	107,151	4,531,765
Rubis SCA	33,676	1,387,938
Safran SA	13,811	4,434,885
Sanofi SA	230,097	21,531,661
Schneider Electric SE	44,881	14,281,526
SCOR SE	48,918	1,825,267
SEB SA	15,662	961,197
Societe Generale SA	181,148	14,582,416
Sodexo SA	22,460	1,142,394
Teleperformance SE (b)	29,700	2,011,555
Thales SA	6,616	1,817,661
TotalEnergies SE	979,984	91,112,576
Unibail-Rodamco-Westfield *	15,812	1,919,694
Valeo SE	204,285	2,571,405
Veolia Environnement SA	171,378	7,247,432
Vinci SA	94,097	14,229,559
Worldline SA *(b)	948,917	279,921
		388,456,812

Germany 6.9%
adidas AG	26,900	4,655,248
Allianz SE	49,376	22,551,616
Aumovio SE *	20,326	881,508
Aurubis AG	14,208	3,057,417
BASF SE	433,355	27,793,898
Bayer AG	546,716	24,513,486
Bayerische Motoren Werke AG	173,031	15,834,612
Beiersdorf AG	10,303	854,115
BioNTech SE, ADR *	41,485	4,291,623
Brenntag SE	44,644	3,251,195
Commerzbank AG	74,929	3,097,106
See financial notes
30
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Continental AG *	43,329	3,278,404
Daimler Truck Holding AG	114,759	5,788,202
Deutsche Bank AG	206,871	6,427,281
Deutsche Boerse AG	10,533	3,231,500
Deutsche Lufthansa AG	305,570	2,618,258
Deutsche Post AG	323,756	19,170,955
Deutsche Telekom AG	928,898	30,003,996
E.ON SE	460,784	10,215,693
Evonik Industries AG	139,530	2,885,925
Freenet AG	20,536	654,067
Fresenius Medical Care AG	90,846	4,110,641
Fresenius SE & Co. KGaA	131,411	6,364,177
FUCHS SE	5,951	228,103
GEA Group AG	18,224	1,246,186
Hannover Rueck SE	5,183	1,566,058
Hapag-Lloyd AG	11,916	1,542,864
Heidelberg Materials AG	21,705	4,789,059
Henkel AG & Co. KGaA	19,400	1,336,968
Infineon Technologies AG	128,652	8,652,522
K&S AG	103,231	1,931,326
KION Group AG	22,305	1,164,129
Lanxess AG	70,361	1,499,416
Mercedes-Benz Group AG	540,222	31,489,596
Merck KGaA	18,753	2,428,271
MTU Aero Engines AG	2,849	977,083
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,374	8,598,121
Puma SE	51,572	1,578,820
Rheinmetall AG	826	1,317,313
RWE AG	78,616	5,724,227
SAP SE	57,544	9,661,238
Schaeffler AG	93,105	885,213
Siemens AG	75,943	22,567,303
Siemens Energy AG	22,337	4,733,697
Siemens Healthineers AG	33,546	1,375,526
Symrise AG	15,309	1,354,244
thyssenkrupp AG	320,136	3,809,969
Tkms AG& Co. KGaA *	14,129	1,452,779
Volkswagen AG	32,111	3,315,350
Vonovia SE	75,164	2,025,158
Zalando SE *	48,463	1,197,031
		333,978,493

Hong Kong 0.9%
AIA Group Ltd.	1,291,000	14,173,583
CK Asset Holdings Ltd.	516,000	3,250,413
CLP Holdings Ltd.	391,500	3,764,398
HKT Trust & HKT Ltd.	745,000	1,208,502
Hong Kong & China Gas Co. Ltd.	1,795,676	1,662,477
Hong Kong Exchanges & Clearing Ltd.	31,106	1,656,790
Link REIT	290,200	1,461,242
New World Development Co. Ltd. *	1,889,422	2,061,817
Pacific Basin Shipping Ltd.	3,356,000	1,311,122
Sun Hung Kai Properties Ltd.	215,064	3,765,142
Swire Pacific Ltd., A Shares	143,300	1,558,672
Swire Pacific Ltd., B Shares	305,000	516,738
Techtronic Industries Co. Ltd.	194,206	2,815,928
WH Group Ltd.	3,982,499	4,840,522
Yue Yuen Industrial Holdings Ltd.	548,500	1,018,918
		45,066,264

Indonesia 0.1%
Jardine Matheson Holdings Ltd.	46,446	3,166,330

SECURITY	NUMBER OF SHARES	VALUE ($)
Ireland 0.5%
AerCap Holdings NV	15,427	2,193,874
AIB Group PLC	193,439	2,229,684
Allegion PLC	5,491	754,903
Bank of Ireland Group PLC	105,249	2,073,130
DCC PLC	49,357	3,720,186
Glanbia PLC	16,688	387,408
ICON PLC *	7,876	931,967
James Hardie Industries PLC, CDI *	47,094	1,004,751
Kerry Group PLC, Class A	26,935	2,282,695
Kingspan Group PLC	18,888	1,747,586
Perrigo Co. PLC	48,086	569,338
Ryanair Holdings PLC	82,509	2,164,801
Smurfit Westrock PLC (c)	12,787	483,799
Smurfit Westrock PLC (c)	64,624	2,480,915
Trane Technologies PLC	7,103	3,498,512
		26,523,549

Isle Of Man 0.0%
Entain PLC	143,639	1,060,196

Israel 0.6%
Bank Hapoalim BM	128,376	3,444,332
Bank Leumi Le-Israel BM	132,578	3,356,165
Check Point Software Technologies Ltd. *	7,747	871,305
ICL Group Ltd.	280,578	1,502,402
Israel Discount Bank Ltd., A Shares	136,322	1,516,562
Mizrahi Tefahot Bank Ltd.	15,957	1,254,751
Oil Refineries Ltd.	2,858,911	1,462,552
Teva Pharmaceutical Industries Ltd., ADR *	203,435	7,134,465
ZIM Integrated Shipping Services Ltd.	281,467	7,441,988
		27,984,522

Italy 2.2%
A2A SpA	479,281	1,364,863
Banco BPM SpA	122,483	1,784,704
BPER Banca SpA	109,329	1,613,890
Enel SpA	1,737,561	20,287,212
Eni SpA	1,059,164	29,949,349
Generali	184,851	8,283,537
Hera SpA	74,936	353,621
Intesa Sanpaolo SpA	1,518,354	10,316,044
Leonardo SpA	26,423	1,650,004
Moncler SpA	20,896	1,261,526
Poste Italiane SpA	56,291	1,494,184
Prysmian SpA	27,064	4,116,681
Snam SpA	278,049	2,192,533
Telecom Italia SpA *	6,195,895	4,889,674
Terna - Rete Elettrica Nazionale	147,593	1,775,287
UniCredit SpA	169,352	13,087,923
Unipol Assicurazioni SpA	60,772	1,587,887
		106,008,919

Japan 22.2%
Advantest Corp.	20,300	3,790,386
Aeon Co. Ltd.	355,000	3,424,036
AGC, Inc.	120,200	4,310,843
Air Water, Inc.	90,400	1,282,332
Aisin Corp.	287,200	4,554,249
Ajinomoto Co., Inc.	115,800	3,721,858
Alfresa Holdings Corp.	118,500	1,788,957
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
31

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Alps Alpine Co. Ltd.	113,400	1,701,705
Amada Co. Ltd.	89,300	1,510,024
ANA Holdings, Inc.	80,600	1,339,426
Asahi Group Holdings Ltd.	440,100	4,333,061
Asahi Kasei Corp.	629,800	6,197,134
Astellas Pharma, Inc.	406,200	5,756,562
Bandai Namco Holdings, Inc.	82,400	1,891,516
Bridgestone Corp.	387,052	8,043,345
Brother Industries Ltd.	104,500	1,984,477
Canon, Inc.	233,200	5,999,431
Central Japan Railway Co.	155,800	3,737,715
Chubu Electric Power Co., Inc.	363,885	6,258,411
Chugai Pharmaceutical Co. Ltd.	43,600	2,325,160
Chugoku Electric Power Co., Inc.	189,600	1,087,575
Coca-Cola Bottlers Japan Holdings, Inc.	45,700	997,457
COMSYS Holdings Corp.	47,300	1,703,345
Cosmo Energy Holdings Co. Ltd.	77,400	1,978,669
Dai Nippon Printing Co. Ltd.	136,800	2,591,147
Daifuku Co. Ltd.	37,570	1,642,623
Daiichi Life Group, Inc.	593,600	5,434,811
Daiichi Sankyo Co. Ltd.	152,560	2,478,197
Daikin Industries Ltd.	62,100	8,774,431
Daito Trust Construction Co. Ltd.	116,300	2,615,938
Daiwa House Industry Co. Ltd.	200,681	6,122,969
Daiwa Securities Group, Inc.	153,800	1,447,699
Daiwabo Holdings Co. Ltd.	47,470	966,655
Denso Corp.	648,600	7,749,507
Dentsu Group, Inc.	76,501	1,452,434
DIC Corp.	47,500	1,087,472
Disco Corp.	3,700	1,760,395
Dowa Holdings Co. Ltd.	34,070	2,073,212
East Japan Railway Co.	183,954	4,015,515
Ebara Corp.	59,500	2,035,371
Eisai Co. Ltd.	72,700	2,176,088
Electric Power Development Co. Ltd.	107,900	2,640,628
ENEOS Holdings, Inc.	1,871,050	15,713,981
EXEO Group, Inc.	70,202	1,288,892
FANUC Corp.	107,800	4,761,857
Fast Retailing Co. Ltd.	10,300	4,848,676
Fuji Electric Co. Ltd.	31,000	2,605,389
FUJIFILM Holdings Corp.	323,000	5,944,371
Fujikura Ltd.	96,400	3,719,400
Fujitsu Ltd.	295,600	5,933,089
Furukawa Electric Co. Ltd.	19,500	5,295,940
Hankyu Hanshin Holdings, Inc.	51,100	1,474,688
Hanwa Co. Ltd.	146,000	1,508,024
Haseko Corp.	86,200	1,488,590
Hitachi Construction Machinery Co. Ltd.	34,350	1,202,363
Hitachi Ltd.	629,000	20,001,160
Honda Motor Co. Ltd.	2,337,400	18,966,678
Hoya Corp.	21,550	4,024,327
Idemitsu Kosan Co. Ltd.	686,945	5,877,729
IHI Corp.	68,300	1,247,538
Iida Group Holdings Co. Ltd.	83,400	1,179,639
Inpex Corp.	332,800	8,676,156
Isetan Mitsukoshi Holdings Ltd.	48,000	912,148
Isuzu Motors Ltd.	258,400	3,560,367
ITOCHU Corp.	1,539,700	19,081,654
Iwatani Corp.	101,104	1,240,591
Japan Airlines Co. Ltd.	78,200	1,229,763
Japan Post Bank Co. Ltd.	193,900	3,327,376
Japan Post Holdings Co. Ltd.	502,200	5,824,040
Japan Post Insurance Co. Ltd.	154,500	1,506,469
Japan Tobacco, Inc.	173,000	6,445,068
JFE Holdings, Inc.	543,300	5,966,707
JTEKT Corp.	172,300	2,104,364
SECURITY	NUMBER OF SHARES	VALUE ($)
JX Advanced Metals Corp.	18,300	567,745
Kajima Corp.	86,800	3,392,496
Kaneka Corp.	37,400	1,169,755
Kansai Electric Power Co., Inc.	344,600	5,520,546
Kao Corp.	99,147	3,694,699
Kawasaki Heavy Industries Ltd.	111,000	2,281,983
Kawasaki Kisen Kaisha Ltd.	88,700	1,451,846
KDDI Corp.	785,400	12,852,699
Keyence Corp.	9,692	4,445,390
Kikkoman Corp.	127,900	1,162,013
Kintetsu Group Holdings Co. Ltd.	56,600	1,208,569
Kioxia Holdings Corp. *	2,900	701,680
Kirin Holdings Co. Ltd.	247,700	3,905,994
Kobe Steel Ltd.	241,800	2,979,949
Koito Manufacturing Co. Ltd.	99,600	1,615,951
Komatsu Ltd.	226,700	9,706,841
Konica Minolta, Inc.	380,300	1,209,342
K's Holdings Corp.	93,300	1,078,439
Kubota Corp.	356,600	5,821,296
Kuraray Co. Ltd.	158,600	1,665,708
Kyocera Corp.	364,600	6,335,280
Kyushu Electric Power Co., Inc.	224,400	2,426,195
Lixil Corp.	190,100	1,962,970
LY Corp.	463,700	1,219,636
Makita Corp.	56,490	2,097,641
Marubeni Corp.	417,100	16,233,979
MatsukiyoCocokara & Co.	84,800	1,238,241
Mazda Motor Corp.	722,100	4,648,101
Medipal Holdings Corp.	126,772	2,265,077
MEIJI Holdings Co. Ltd.	115,600	2,743,752
Minebea Mitsumi, Inc.	116,500	2,329,192
MISUMI Group, Inc.	72,900	1,678,050
Mitsubishi Chemical Group Corp.	937,900	5,498,385
Mitsubishi Corp.	995,400	31,879,295
Mitsubishi Electric Corp.	409,300	16,425,608
Mitsubishi Estate Co. Ltd.	159,900	4,556,866
Mitsubishi Gas Chemical Co., Inc.	83,387	2,347,737
Mitsubishi HC Capital, Inc.	243,200	2,209,011
Mitsubishi Heavy Industries Ltd.	218,100	6,509,386
Mitsubishi Materials Corp.	100,100	3,298,568
Mitsubishi Motors Corp.	544,400	1,063,240
Mitsubishi UFJ Financial Group, Inc.	875,134	15,719,888
Mitsui & Co. Ltd.	700,600	26,304,663
Mitsui Chemicals, Inc.	197,500	2,409,318
Mitsui Fudosan Co. Ltd.	399,100	4,370,953
Mitsui Kinzoku Co. Ltd.	18,400	5,055,556
Mitsui OSK Lines Ltd.	107,700	4,068,274
Mizuho Financial Group, Inc.	243,821	10,484,957
MS&AD Insurance Group Holdings, Inc.	216,070	5,556,038
Murata Manufacturing Co. Ltd.	398,000	13,199,361
Nagase & Co. Ltd.	172,800	1,299,712
NEC Corp.	195,400	5,197,642
NGK Corp.	91,400	2,893,773
NH Foods Ltd.	52,600	2,167,230
Nichirei Corp.	86,700	1,044,742
NIDEC Corp.	240,800	3,709,225
Nikon Corp.	118,700	1,313,249
Nintendo Co. Ltd.	109,100	5,337,051
Nippon Express Holdings, Inc.	139,000	3,650,729
Nippon Paper Industries Co. Ltd.	122,200	1,025,380
Nippon Sanso Holdings Corp.	31,300	1,103,496
Nippon Steel Corp.	2,715,700	9,997,846
Nippon Yusen KK	187,900	6,752,878
Nissan Motor Co. Ltd. *	3,287,800	7,522,541
Nisshin Seifun Group, Inc.	107,730	1,376,057
Nissin Foods Holdings Co. Ltd.	50,600	905,899
Nissui Corp.	138,357	1,077,171
See financial notes
32
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Niterra Co. Ltd.	41,900	2,264,926
Nitori Holdings Co. Ltd.	95,200	1,376,284
Nitto Denko Corp.	140,500	2,672,346
Nomura Holdings, Inc.	351,300	2,813,852
Nomura Research Institute Ltd.	48,700	1,314,400
NSK Ltd.	271,300	2,203,596
NTT, Inc.	12,458,825	12,135,650
Obayashi Corp.	148,602	3,493,732
Oji Holdings Corp.	437,300	2,299,057
Olympus Corp.	195,600	1,923,827
Omron Corp.	68,183	2,449,122
Ono Pharmaceutical Co. Ltd.	126,600	1,872,434
ORIX Corp.	186,600	6,280,301
Osaka Gas Co. Ltd.	120,000	4,312,009
Otsuka Corp.	60,900	1,127,518
Otsuka Holdings Co. Ltd.	80,900	5,896,167
Pan Pacific International Holdings Corp.	230,600	1,304,285
Panasonic Holdings Corp.	1,103,550	22,574,005
Persol Holdings Co. Ltd.	623,400	927,881
Recruit Holdings Co. Ltd.	148,600	6,883,890
Renesas Electronics Corp.	261,400	5,286,199
Rengo Co. Ltd.	150,317	1,184,368
Resona Holdings, Inc.	221,258	2,767,420
Resonac Holdings Corp.	60,000	5,490,844
Ricoh Co. Ltd.	314,000	2,648,002
Rohm Co. Ltd.	106,700	2,308,448
Ryohin Keikaku Co. Ltd.	49,000	1,132,081
Sankyu, Inc.	13,600	730,829
Sanwa Holdings Corp.	39,430	901,868
SBI Holdings, Inc.	25,200	508,486
SCREEN Holdings Co. Ltd.	5,200	344,765
Secom Co. Ltd.	79,300	2,907,489
Seiko Epson Corp.	156,200	2,101,004
Sekisui Chemical Co. Ltd.	139,500	2,137,679
Sekisui House Ltd.	235,683	5,131,754
Seven & i Holdings Co. Ltd.	771,100	9,215,471
SG Holdings Co. Ltd.	199,400	1,866,198
Shimadzu Corp.	49,500	1,150,651
Shimamura Co. Ltd.	48,400	1,012,178
Shimano, Inc.	17,200	1,804,536
Shimizu Corp.	110,500	2,134,870
Shin-Etsu Chemical Co. Ltd.	340,900	15,695,777
Shionogi & Co. Ltd.	112,400	2,270,810
Shiseido Co. Ltd.	128,000	2,614,388
SMC Corp.	9,000	4,425,674
SoftBank Corp.	6,772,600	9,532,222
SoftBank Group Corp.	438,000	14,961,557
Sojitz Corp.	83,260	3,118,479
Sompo Holdings, Inc.	142,500	5,303,195
Sony Financial Group, Inc.	333,435	299,147
Sony Group Corp.	695,035	13,925,254
Stanley Electric Co. Ltd.	37,075	723,588
Subaru Corp.	312,700	4,657,730
SUMCO Corp.	178,800	2,852,690
Sumitomo Chemical Co. Ltd.	1,080,600	3,526,088
Sumitomo Corp.	303,600	11,288,508
Sumitomo Electric Industries Ltd.	224,800	14,799,532
Sumitomo Forestry Co. Ltd.	202,600	1,830,923
Sumitomo Heavy Industries Ltd.	71,000	2,402,186
Sumitomo Metal Mining Co. Ltd.	90,800	5,582,646
Sumitomo Mitsui Financial Group, Inc.	446,330	15,759,489
Sumitomo Mitsui Trust Group, Inc.	76,300	2,550,963
Sumitomo Realty & Development Co. Ltd.	81,100	2,514,067
Sumitomo Rubber Industries Ltd.	102,900	1,334,496
Suntory Beverage & Food Ltd.	43,800	1,262,243
Suzuken Co. Ltd.	36,630	1,296,562
SECURITY	NUMBER OF SHARES	VALUE ($)
Suzuki Motor Corp.	547,900	6,127,402
Sysmex Corp.	93,900	829,178
T&D Holdings, Inc.	46,450	1,125,391
Taiheiyo Cement Corp.	55,242	1,254,203
Taisei Corp.	29,500	3,199,002
Taiyo Yuden Co. Ltd.	37,600	1,541,581
Takeda Pharmaceutical Co. Ltd.	441,621	14,764,619
TDK Corp.	335,500	6,134,416
Teijin Ltd.	148,300	1,493,507
Terumo Corp.	167,900	2,136,361
TIS, Inc.	42,900	935,007
Tobu Railway Co. Ltd.	60,000	1,071,483
Toho Gas Co. Ltd.	114,400	858,992
Tohoku Electric Power Co., Inc.	303,300	2,118,478
Tokio Marine Holdings, Inc.	199,000	9,113,557
Tokyo Electric Power Co. Holdings, Inc. *	1,322,300	5,034,186
Tokyo Electron Ltd.	42,000	12,376,670
Tokyo Gas Co. Ltd.	125,000	5,308,733
Tokyu Corp.	116,500	1,238,633
Tokyu Fudosan Holdings Corp.	160,900	1,369,924
TOPPAN Holdings, Inc.	91,600	2,722,678
Toray Industries, Inc.	587,900	4,220,974
Tosoh Corp.	138,200	2,129,626
TOTO Ltd.	52,200	1,833,694
Toyo Seikan Group Holdings Ltd.	48,600	1,007,997
Toyo Suisan Kaisha Ltd.	14,947	1,030,169
Toyoda Gosei Co. Ltd.	11,800	348,182
Toyota Boshoku Corp.	64,000	905,511
Toyota Motor Corp.	2,365,190	45,400,787
Toyota Tsusho Corp.	228,800	8,981,724
Tsuruha Holdings, Inc.	53,600	704,601
UBE Corp.	69,700	1,056,478
Unicharm Corp.	230,500	1,342,909
West Japan Railway Co.	103,726	1,877,604
Yakult Honsha Co. Ltd.	60,700	1,057,035
Yamada Holdings Co. Ltd.	458,200	1,528,650
Yamaha Corp.	164,800	1,176,094
Yamaha Motor Co. Ltd.	485,200	3,408,032
Yamato Holdings Co. Ltd.	153,000	1,733,389
Yamazaki Baking Co. Ltd.	46,500	972,643
Yaskawa Electric Corp.	47,500	1,684,351
Yokogawa Electric Corp.	42,300	1,472,790
Yokohama Rubber Co. Ltd.	43,100	1,754,245
		1,082,482,702

Jersey 1.4%
B&M European Value Retail PLC	629,177	1,437,676
Experian PLC	70,572	2,582,160
Glencore PLC *	8,129,600	63,181,865
International Workplace Group PLC	248,695	625,385
WPP PLC	736,453	2,666,379
		70,493,465

Luxembourg 0.6%
Aperam SA	31,739	1,697,771
ArcelorMittal SA	290,186	16,846,804
Eurofins Scientific SE	22,399	1,557,007
Millicom International Cellular SA	28,340	2,405,499
SES SA, Class A	202,358	1,669,607
Spotify Technology SA *	749	334,466
Subsea 7 SA	55,827	2,011,099
Tenaris SA	78,920	2,519,233
		29,041,486

See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
33

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mauritius 0.0%
Golden Agri-Resources Ltd.	5,083,500	1,266,897

Netherlands 3.0%
Aalberts NV	29,996	1,139,445
ABN AMRO Bank NV, GDR	140,776	4,901,372
Airbus SE	35,228	7,262,582
Akzo Nobel NV (b)	73,499	4,314,150
ASM International NV	1,833	1,793,179
ASML Holding NV	12,512	18,086,667
ASR Nederland NV	15,733	1,195,069
Ferrari NV	3,833	1,326,413
Heineken Holding NV	37,964	2,697,759
Heineken NV	55,579	4,326,812
IMCD NV *	9,363	1,100,946
ING Groep NV, Series N	485,212	14,042,703
Iveco Group NV	63,383	1,039,699
JBS NV, Class A *	57,498	923,418
Koninklijke Ahold Delhaize NV	397,430	18,667,073
Koninklijke KPN NV	686,830	3,672,853
Koninklijke Philips NV	178,542	4,709,539
Magnum Ice Cream Co. NV *(c)	33,487	488,917
Magnum Ice Cream Co. NV *(c)	46,001	671,027
NN Group NV	43,720	3,826,978
NXP Semiconductors NV	23,433	6,879,694
Prosus NV *	25,493	1,234,192
Randstad NV	72,240	2,140,572
SBM Offshore NV	38,489	1,646,613
Signify NV	77,175	1,755,267
Stellantis NV *	3,048,897	22,372,729
STMicroelectronics NV	170,699	9,301,442
Universal Music Group NV	54,270	1,137,911
Wolters Kluwer NV	21,286	1,661,275
		144,316,296

New Zealand 0.0%
EBOS Group Ltd.	8,179	102,819
Fletcher Building Ltd. *	504,535	833,437
Spark New Zealand Ltd.	697,525	857,091
		1,793,347

Norway 1.1%
Aker BP ASA	128,449	5,021,366
DNB Bank ASA	122,975	3,724,093
Equinor ASA	610,290	24,837,110
Mowi ASA	80,169	1,778,729
Norsk Hydro ASA	502,994	5,551,301
Orkla ASA	121,735	1,501,481
Telenor ASA	173,721	2,859,504
Var Energi ASA	317,466	1,613,184
Wallenius Wilhelmsen ASA	27,642	353,853
Yara International ASA	100,427	5,846,550
		53,087,171

Poland 0.4%
Bank Polska Kasa Opieki SA	22,493	1,408,027
KGHM Polska Miedz SA *	36,799	3,091,114
ORLEN SA	263,278	9,676,139
PGE Polska Grupa Energetyczna SA *	422,003	1,239,884
Powszechna Kasa Oszczednosci Bank Polski SA	60,019	1,572,234
Powszechny Zaklad Ubezpieczen SA	139,894	2,461,137
SECURITY	NUMBER OF SHARES	VALUE ($)
Tauron Polska Energia SA *	385,688	1,007,207
		20,455,742

Portugal 0.2%
EDP SA	817,800	4,460,509
Galp Energia SGPS SA	150,085	3,510,480
Jeronimo Martins SGPS SA	62,653	1,504,479
		9,475,468

Republic of Korea 9.1%
BNK Financial Group, Inc.	107,964	1,370,842
CJ CheilJedang Corp.	9,198	1,538,286
CJ Corp.	15,634	2,380,709
DB Insurance Co. Ltd.	12,363	1,406,829
Doosan Enerbility Co. Ltd. *	29,992	2,613,884
E-MART, Inc.	27,900	2,020,587
GS Holdings Corp.	78,115	4,338,532
Hana Financial Group, Inc.	58,955	5,122,101
Hankook Tire & Technology Co. Ltd.	34,671	1,395,198
Hanwha Corp.	13,948	1,267,972
Hanwha Solutions Corp. *	32,494	1,126,963
HD Hyundai Co. Ltd.	14,492	3,076,879
HMM Co. Ltd.	147,912	2,061,771
Hyundai Engineering & Construction Co. Ltd.	31,278	3,464,045
Hyundai Glovis Co. Ltd.	14,329	2,212,449
Hyundai Mobis Co. Ltd.	27,287	7,891,917
Hyundai Motor Co.	52,886	19,169,047
Hyundai Steel Co.	123,296	3,584,124
KB Financial Group, Inc.	62,760	6,872,541
Kia Corp.	113,212	11,676,880
Korea Electric Power Corp.	88,770	2,659,714
Korea Gas Corp.	48,067	1,274,465
Korea Zinc Co. Ltd.	1,743	1,868,339
Korean Air Lines Co. Ltd.	118,432	1,982,257
KT Corp.	34,209	1,409,375
KT&G Corp.	18,254	2,194,369
Kumho Petrochemical Co. Ltd.	12,619	1,255,466
LG Chem Ltd.	25,076	6,791,660
LG Corp.	24,513	1,654,350
LG Display Co. Ltd. *	284,331	2,374,009
LG Electronics, Inc.	108,202	10,421,261
LG H&H Co. Ltd.	6,462	1,113,783
LG Innotek Co. Ltd.	10,905	4,263,373
LG Uplus Corp.	177,752	1,905,988
Lotte Chemical Corp.	23,027	1,786,785
NAVER Corp.	12,404	1,781,738
POSCO Holdings, Inc.	62,034	19,565,584
Samsung C&T Corp.	18,841	3,849,300
Samsung Electro-Mechanics Co. Ltd.	14,327	8,219,186
Samsung Electronics Co. Ltd.	1,332,017	200,585,223
Samsung Fire & Marine Insurance Co. Ltd.	5,028	1,562,775
Samsung SDI Co. Ltd. *	14,517	6,875,353
Samsung SDS Co. Ltd.	14,016	1,586,473
Shinhan Financial Group Co. Ltd.	110,850	7,527,679
SK Hynix, Inc.	44,902	40,042,166
SK Innovation Co. Ltd. *	31,268	3,104,194
SK Telecom Co. Ltd.	65,895	4,270,132
SK, Inc.	34,712	10,104,497
S-Oil Corp.	27,839	2,533,679
Woori Financial Group, Inc.	172,495	3,933,600
		443,088,329

See financial notes
34
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore 0.6%
DBS Group Holdings Ltd.	168,008	7,746,961
Keppel Ltd.	149,700	1,281,344
Keppel REIT	16,633	11,711
Olam Group Ltd.	1,268,500	1,016,554
Oversea-Chinese Banking Corp. Ltd.	401,544	6,927,678
Singapore Airlines Ltd.	393,870	1,950,731
Singapore Telecommunications Ltd.	846,386	3,065,439
United Overseas Bank Ltd.	186,652	5,315,673
Wilmar International Ltd.	1,119,366	3,192,850
		30,508,941

South Africa 0.0%
Valterra Platinum Ltd.	11,282	916,585

Spain 2.8%
Acerinox SA	81,972	1,345,302
ACS Actividades de Construccion y Servicios SA	29,724	4,284,258
Aena SME SA	41,937	1,145,409
Amadeus IT Group SA	25,998	1,500,144
Banco Bilbao Vizcaya Argentaria SA	883,938	19,519,471
Banco de Sabadell SA	636,628	2,468,205
Banco Santander SA	2,959,914	36,117,806
CaixaBank SA	309,535	3,939,867
Cellnex Telecom SA *	32,593	1,097,165
Endesa SA	70,012	3,138,056
Grifols SA (b)	83,641	881,916
Iberdrola SA	728,674	17,083,187
Industria de Diseno Textil SA	102,303	6,122,899
International Consolidated Airlines Group SA	401,055	2,029,008
Mapfre SA	251,847	1,232,873
Naturgy Energy Group SA	31,988	1,005,394
Redeia Corp. SA	79,912	1,397,452
Repsol SA	762,301	20,476,286
Telefonica SA (b)	2,322,766	10,481,522
		135,266,220

Sweden 1.7%
Alfa Laval AB	25,509	1,535,112
Assa Abloy AB, B Shares	96,592	3,717,604
Atlas Copco AB, A Shares	193,406	3,716,805
Atlas Copco AB, B Shares	119,907	2,044,549
Boliden AB	72,378	3,804,577
Electrolux AB, B Shares *(b)	187,310	1,047,220
Epiroc AB, A Shares	55,061	1,589,578
Epiroc AB, B Shares	29,471	734,351
Essity AB, B Shares	125,793	3,331,227
H & M Hennes & Mauritz AB, B Shares (b)	130,158	2,336,036
Hexagon AB, B Shares	190,942	2,086,030
Husqvarna AB, B Shares	213,015	1,026,172
Sandvik AB	123,341	5,188,601
Securitas AB, B Shares (b)	115,062	1,931,080
Skandinaviska Enskilda Banken AB, A Shares	201,745	3,992,971
Skanska AB, B Shares	99,478	2,686,634
SKF AB, B Shares	98,618	2,483,075
SSAB AB, A Shares	138,038	1,242,369
SSAB AB, B Shares (b)	323,647	2,946,738
Svenska Handelsbanken AB, A Shares	198,743	2,824,124
Swedbank AB, A Shares	133,059	4,703,532
Tele2 AB, B Shares	118,341	2,428,280
SECURITY	NUMBER OF SHARES	VALUE ($)
Telefonaktiebolaget LM Ericsson, B Shares	655,720	7,822,082
Telia Co. AB	602,059	3,146,989
Trelleborg AB, B Shares	33,825	1,388,822
Volvo AB, A Shares	42,274	1,474,161
Volvo AB, B Shares	311,252	10,849,228
Volvo Car AB, B Shares *(b)	507,618	1,214,541
		83,292,488

Switzerland 4.5%
ABB Ltd.	108,268	10,950,189
Adecco Group AG	121,102	2,790,793
Alcon AG	40,144	2,996,842
Amrize Ltd. *	34,855	1,914,083
Barry Callebaut AG	843	1,263,538
Bucher Industries AG	1,527	606,366
Chocoladefabriken Lindt & Spruengli AG	8	1,033,084
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	54	661,739
Cie Financiere Richemont SA, Class A	39,327	7,547,530
Coca-Cola HBC AG *	24,835	1,448,598
DSM-Firmenich AG	35,916	2,682,522
Garmin Ltd.	11,941	2,998,863
Geberit AG	2,408	1,627,232
Givaudan SA	558	1,989,860
Holcim AG *	60,433	5,615,818
Julius Baer Group Ltd.	24,058	1,977,493
Kuehne & Nagel International AG	14,202	3,335,579
Logitech International SA	19,840	1,958,456
Lonza Group AG	4,472	2,749,479
Nestle SA	337,201	34,138,109
Novartis AG	200,463	29,626,360
Partners Group Holding AG	1,231	1,338,346
Roche Holding AG	98,981	40,334,742
Roche Holding AG, Bearer Shares	4,125	1,725,329
Sandoz Group AG	49,325	3,956,528
Schindler Holding AG	1,762	589,990
Schindler Holding AG, Participation Certificates	3,625	1,267,367
SGS SA	12,374	1,340,723
Sika AG	15,661	2,888,925
Sonova Holding AG	4,592	1,006,604
Sunrise Communications AG, Class A	20,007	1,194,761
Swatch Group AG	18,366	853,569
Swatch Group AG, Bearer Shares	8,076	1,874,670
Swiss Life Holding AG	2,842	3,336,799
Swiss Re AG	29,841	4,807,047
Swisscom AG	4,599	3,889,961
Transocean Ltd. *	291,651	1,989,060
UBS Group AG	270,992	11,991,883
Zurich Insurance Group AG	18,133	12,642,690
		216,941,527

United Kingdom 13.6%
3i Group PLC	41,295	1,436,146
Aberdeen Group PLC	501,566	1,417,468
Admiral Group PLC	30,050	1,381,282
Anglo American PLC	393,724	19,483,402
Anglogold Ashanti PLC	28,465	2,668,024
Antofagasta PLC	42,706	2,071,143
ARM Holdings PLC, ADR *	2,343	492,780
Associated British Foods PLC	97,905	2,437,981
AstraZeneca PLC	103,537	19,643,268
Aviva PLC	403,512	3,422,289
BAE Systems PLC	302,258	8,406,867
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
35

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Balfour Beatty PLC	147,152	1,635,125
Barclays PLC	2,764,121	16,247,257
Barratt Redrow PLC	462,933	1,576,634
Bellway PLC	45,063	1,169,362
Berkeley Group Holdings PLC *	24,393	1,062,057
BP PLC	7,817,833	61,884,643
British American Tobacco PLC	476,609	28,069,792
BT Group PLC	3,377,690	9,929,849
Bunzl PLC	94,669	3,120,861
Burberry Group PLC *	122,552	1,944,675
Centrica PLC	1,793,110	5,241,064
CK Hutchison Holdings Ltd.	1,417,088	11,832,948
Coca-Cola Europacific Partners PLC	25,981	2,457,023
Compass Group PLC	192,985	5,453,178
Croda International PLC	30,891	1,198,150
Currys PLC	902,396	1,531,235
Diageo PLC	341,807	6,911,124
Drax Group PLC	153,921	1,850,682
Endeavour Mining PLC	5,427	312,511
Firstgroup PLC	299,131	661,851
GSK PLC	711,224	18,646,503
Haleon PLC	1,214,827	5,609,912
Hays PLC	1,295,201	588,656
HSBC Holdings PLC	2,711,565	49,892,296
Imperial Brands PLC	193,612	7,355,830
Inchcape PLC	143,662	1,615,122
Informa PLC	121,783	1,316,730
Intertek Group PLC	22,720	1,463,579
Investec PLC	146,418	1,253,209
ITV PLC	1,231,302	1,339,827
J Sainsbury PLC	1,319,658	5,904,341
JD Sports Fashion PLC	1,040,637	955,310
Johnson Matthey PLC	115,413	3,263,462
Kingfisher PLC	1,110,198	4,365,636
Legal & General Group PLC	1,099,727	3,773,962
Lloyds Banking Group PLC	10,384,718	14,115,967
London Stock Exchange Group PLC	30,338	3,936,558
M&G PLC	888,945	3,653,521
Marks & Spencer Group PLC	548,611	2,464,270
Melrose Industries PLC	231,608	1,519,874
Mondi PLC	206,885	2,137,414
National Grid PLC	644,490	11,536,742
NatWest Group PLC	1,252,640	9,990,895
Next PLC	13,942	2,460,603
Pearson PLC	131,994	1,947,831
Persimmon PLC	149,514	2,155,913
Prudential PLC	301,367	4,541,462
Reckitt Benckiser Group PLC	97,307	6,191,505
RELX PLC	130,200	4,747,916
Rentokil Initial PLC	287,206	1,936,273
Rio Tinto PLC	379,252	38,204,518
Rolls-Royce Holdings PLC	105,178	1,692,478
RS Group PLC	132,373	1,084,362
Sage Group PLC	94,725	1,129,751
Serco Group PLC	345,000	1,321,057
Severn Trent PLC	36,411	1,618,606
Shell PLC	2,649,156	120,448,566
Smith & Nephew PLC	139,535	2,159,138
Smiths Group PLC	50,998	1,760,738
SSE PLC	156,352	5,598,083
St. James's Place PLC	68,222	1,126,475
Standard Chartered PLC	373,256	9,504,898
Standard Life PLC	113,104	1,163,624
Taylor Wimpey PLC	1,472,105	1,557,188
Tesco PLC	2,468,664	16,193,187
Travis Perkins PLC	166,140	1,180,111
Unilever PLC	287,597	16,771,254
United Utilities Group PLC	92,853	1,841,478
SECURITY	NUMBER OF SHARES	VALUE ($)
Vodafone Group PLC	17,419,227	27,716,517
Whitbread PLC	38,423	1,167,980
		660,871,799

United States 0.5%
Aegon Ltd.	171,779	1,423,464
Aptiv PLC *	62,348	3,757,091
Autoliv, Inc.	16,315	1,891,398
Coronado Global Resources, Inc., CDI *(b)	5,319,239	1,053,136
Lululemon Athletica, Inc. *	15,352	2,113,970
Medtronic PLC	140,015	11,337,015
Versigent PLC *	20,263	708,597
		22,284,671
Total Common Stocks (Cost $2,891,209,431)		4,755,716,445

PREFERRED STOCKS 1.3% OF NET ASSETS

Germany 0.6%
Bayerische Motoren Werke AG	34,013	3,103,695
Dr. Ing hc F Porsche AG (b)	27,792	1,349,606
FUCHS SE	18,537	874,154
Henkel AG & Co. KGaA	30,865	2,245,984
Porsche Automobil Holding SE	50,078	1,822,145
Volkswagen AG	224,307	22,746,574
		32,142,158

Italy 0.1%
Telecom Italia SpA - RSP *	3,509,703	3,240,656

Republic of Korea 0.6%
Hanwha Corp.	13,253	445,008
Hyundai Motor Co.	9,694	1,638,763
Hyundai Motor Co. 2nd	15,315	2,581,846
LG Chem Ltd.	4,930	625,518
Samsung Electronics Co. Ltd.	223,561	24,129,805
Samsung Fire & Marine Insurance Co. Ltd.	719	181,207
		29,602,147

Spain 0.0%
Grifols SA, B Shares	45,036	373,991
Total Preferred Stocks (Cost $47,193,178)		65,358,952

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(a)	290	0
Total Warrants (Cost $0)		0
See financial notes
36
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (d)(e)	35,747,089	35,747,089
Total Short-Term Investments (Cost $35,747,089)		35,747,089
Total Investments in Securities (Cost $2,974,149,698)		4,856,822,486

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/19/26	311	47,366,855	(60,410)

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs.
(b)	All or a portion of this security is on loan.
(c)	Security is traded on separate exchanges for the same issuer.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $34,566,018.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	16.8%
Industrials	14.9%
Energy	12.0%
Materials	11.8%
Consumer Discretionary	10.8%
Information Technology	10.1%
Consumer Staples	6.9%
Health Care	6.2%
Communication Services	4.7%
Utilities	4.0%
Other (b)	0.8%
Short-Term Investments	0.7%
Total	99.7%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$137,072,800	$—	$137,072,800
Australia	3,627,722	229,767,517	—	233,395,239
Belgium	944,529	23,159,971	4,173,195	28,277,695
Canada	425,576,885	—	—	425,576,885
Denmark	16,473,338	29,802,620	—	46,275,958
Finland	4,374,994	55,333,582	—	59,708,576
France	10,566,538	377,890,274	—	388,456,812
Germany	14,507,316	319,471,177	—	333,978,493
Hong Kong	7,687,300	37,378,964	—	45,066,264
Ireland	10,816,917	15,706,632	—	26,523,549
Israel	16,910,310	11,074,212	—	27,984,522
Japan	35,805,999	1,046,676,703	—	1,082,482,702
Jersey	625,385	69,868,080	—	70,493,465
Luxembourg	4,409,572	24,631,914	—	29,041,486
Netherlands	27,630,129	116,686,167	—	144,316,296
New Zealand	959,910	833,437	—	1,793,347
Norway	8,764,658	44,322,513	—	53,087,171
Poland	2,247,091	18,208,651	—	20,455,742
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
37

Schwab Fundamental International Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Portugal	$1,504,479	$7,970,989	$—	$9,475,468
Republic of Korea	3,757,144	439,331,185	—	443,088,329
Singapore	1,016,554	29,492,387	—	30,508,941
Spain	5,540,902	129,725,318	—	135,266,220
Sweden	8,906,496	74,385,992	—	83,292,488
Switzerland	7,877,507	209,064,020	—	216,941,527
United Kingdom	52,633,591	608,238,208	—	660,871,799
United States	20,861,207	1,423,464	—	22,284,671
Preferred Stocks[1]	—	33,216,794	—	33,216,794
Germany	874,154	31,268,004	—	32,142,158
Warrants
Canada	—	—	0 *	0
Short-Term Investments[1]	35,747,089	—	—	35,747,089
Liabilities
Futures Contracts[2]	(60,410)	—	—	(60,410)
Total	$730,587,306	$4,122,001,575	$4,173,195	$4,856,762,076

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
38
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,974,149,698) including securities on loan of $34,566,018		$4,856,822,486
Cash		18,962,090
Foreign currency, at value (cost $4,824,373)		4,828,980
Deposit with broker for futures contracts		2,255,320
Receivables:
Dividends		17,894,058
Foreign tax reclaims		7,125,060
Fund shares sold		5,548,767
Variation margin on future contracts		1,026,355
Income from securities on loan		74,911
Investments sold	+	3,779
Total assets		4,914,541,806

Liabilities
Collateral held for securities on loan		35,747,089
Payables:
Fund shares redeemed		3,803,181
Investments bought		3,563,454
Investment adviser fees	+	971,988
Total liabilities		44,085,712
Net assets		$4,870,456,094

Net Assets by Source
Capital received from investors		$3,076,341,378
Total distributable earnings	+	1,794,114,716
Net assets		$4,870,456,094

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,870,456,094		306,553,375		$15.89

See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
39

Schwab Fundamental International Equity Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $7,405,168)		$63,088,240
Other Interest		129,731
Interest received from securities - unaffiliated issuers		6,159
Securities on loan, net	+	286,597
Total investment income		63,510,727

Expenses
Investment adviser fees		5,309,036
Professional fees	+	98 [1]
Total expenses		5,309,134
Expense reduction	–	98 [1]
Net expenses	–	5,309,036
Net investment income		58,201,691

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		85,096,170
Net realized gains on futures contracts		390,565
Net realized losses on foreign currency transactions	+	(846,212)
Net realized gains		84,640,523
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		671,961,694
Net change in unrealized appreciation (depreciation) on futures contracts		26,925
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	751,950
Net change in unrealized appreciation (depreciation)		672,740,569
Net realized and unrealized gains		757,381,092
Increase in net assets resulting from operations		$815,582,783

[1]	Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund.
See financial notes
40
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$58,201,691	$106,592,379
Net realized gains		84,640,523	94,701,591
Net change in unrealized appreciation (depreciation)	+	672,740,569	651,638,871
Increase in net assets resulting from operations		$815,582,783	$852,932,841

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($197,583,777 )	($99,501,576 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		68,189,277	$1,036,051,523	70,893,794	$831,248,216
Shares reinvested		10,256,416	140,307,775	6,866,150	70,515,388
Shares redeemed	+	(49,106,950)	(748,112,053)	(64,034,360)	(759,535,976)
Net transactions in fund shares		29,338,743	$428,247,245	13,725,584	$142,227,628

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		277,214,632	$3,824,209,843	263,489,048	$2,928,550,950
Total increase	+	29,338,743	1,046,246,251	13,725,584	895,658,893
End of period		306,553,375	$4,870,456,094	277,214,632	$3,824,209,843
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
41

Schwab Fundamental International Small Equity Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$16.13	$13.23	$11.35	$10.66	$15.42	$11.46
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.39	0.33	0.30	0.30	0.27
Net realized and unrealized gains (losses)	2.14	3.09	1.95	0.95	(4.21)	3.96
Total from investment operations	2.33	3.48	2.28	1.25	(3.91)	4.23
Less distributions:
Distributions from net investment income	(0.59)	(0.44)	(0.40)	(0.23)	(0.41)	(0.27)
Distributions from net realized gains	(0.71)	(0.14)	—	(0.33)	(0.44)	—
Total distributions	(1.30)	(0.58)	(0.40)	(0.56)	(0.85)	(0.27)
Net asset value at end of period	$17.16	$16.13	$13.23	$11.35	$10.66	$15.42
Total return	15.42%*	27.67%	20.31%	11.76%	(26.61%)	37.25%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%**	0.39%	0.39%	0.39%	0.39%[2]	0.39%
Net investment income (loss)	2.33%**	2.78%	2.58%	2.48%	2.37%	1.84%
Portfolio turnover rate	11%*	27%	29%	23%	36%	35%
Net assets, end of period (x 1,000,000)	$727	$666	$576	$524	$530	$708

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
42
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.7% OF NET ASSETS

Australia 5.0%
Accent Group Ltd.	132,324	58,959
ALS Ltd.	43,656	681,681
Amotiv Ltd.	28,028	130,364
AMP Ltd.	479,566	509,127
Ansell Ltd.	30,752	589,925
ARB Corp. Ltd.	10,529	142,379
ASX Ltd.	14,807	648,146
Austal Ltd. *	53,541	161,449
Bank of Queensland Ltd.	122,332	593,871
Bapcor Ltd.	139,728	57,231
Beach Energy Ltd.	716,446	608,570
Bega Cheese Ltd.	69,804	279,111
Bendigo & Adelaide Bank Ltd.	89,223	689,703
Breville Group Ltd.	10,080	220,395
CAR Group Ltd.	16,820	310,276
Challenger Ltd.	48,749	303,422
Champion Iron Ltd.	154,577	534,003
Charter Hall Group	33,603	494,841
Cleanaway Waste Management Ltd.	349,597	560,854
Cochlear Ltd.	4,098	278,833
Collins Foods Ltd.	5,074	29,991
Credit Corp. Group Ltd.	14,467	112,834
Dexus	128,896	581,469
Domino's Pizza Enterprises Ltd.	20,039	240,315
Eagers Automotive Ltd.	43,249	754,943
Elders Ltd.	75,608	391,845
Evolution Mining Ltd.	124,910	1,104,347
Flight Centre Travel Group Ltd.	20,337	151,545
G8 Education Ltd.	274,134	33,803
GPT Group	162,324	559,830
GrainCorp Ltd., Class A	139,042	618,638
Harvey Norman Holdings Ltd.	132,164	431,963
Healius Ltd.	508,078	184,724
Helia Group Ltd.	68,662	267,205
IDP Education Ltd.	60,143	144,521
IGO Ltd. *	118,682	653,023
Iluka Resources Ltd.	155,391	924,505
Inghams Group Ltd.	109,548	149,525
IPH Ltd.	37,664	98,999
IRESS Ltd.	34,115	167,944
Karoon Energy Ltd.	63,826	100,616
Lendlease Corp. Ltd.	35,322	86,157
Lottery Corp. Ltd.	124,185	497,126
Lynas Rare Earths Ltd. *	29,156	413,612
Macmahon Holdings Ltd.	110,439	58,043
Magellan Financial Group Ltd.	57,346	425,179
Mirvac Group	693,283	856,513
Monadelphous Group Ltd.	19,510	396,261
Myer Holdings Ltd.	504,050	94,352
New Hope Corp. Ltd.	204,431	806,547
nib holdings Ltd.	85,754	414,139
Nickel Industries Ltd. *	673,795	511,033
Nine Entertainment Co. Holdings Ltd.	523,415	362,178
NRW Holdings Ltd.	127,365	567,892
Nufarm Ltd. *	184,573	327,588
Orora Ltd.	383,428	366,063
Perenti Ltd.	303,612	410,935
Perpetual Ltd.	20,357	246,030
Perseus Mining Ltd.	142,054	569,308
PLS Group Ltd. *	342,305	1,523,056
Premier Investments Ltd.	21,250	190,872
Qantas Airways Ltd.	92,728	566,975
Qube Holdings Ltd.	213,030	775,668
SECURITY	NUMBER OF SHARES	VALUE ($)
Ramelius Resources Ltd.	119,474	296,531
REA Group Ltd.	1,873	231,887
Reece Ltd.	64,401	642,035
Region Group	141,338	236,350
Regis Resources Ltd.	106,267	544,889
Reliance Worldwide Corp. Ltd.	166,615	395,124
Resolute Mining Ltd. *	79,205	67,778
Sandfire Resources Ltd. *	42,447	512,828
SEEK Ltd.	32,838	329,647
Service Stream Ltd.	123,402	173,978
SGH Ltd.	18,850	533,885
Sigma Healthcare Ltd.	143,660	290,436
Sims Ltd.	87,964	1,329,406
Stanmore Resources Ltd.	139,213	236,162
Steadfast Group Ltd.	97,888	301,087
Super Retail Group Ltd.	50,054	430,391
Tabcorp Holdings Ltd.	642,475	528,059
TPG Telecom Ltd.	146,759	443,883
Treasury Wine Estates Ltd.	204,165	641,701
Ventia Services Group Pty. Ltd.	126,684	487,693
Vicinity Ltd.	484,988	881,938
Viva Energy Group Ltd.	77,159	136,655
West African Resources Ltd. *	28,850	62,818
Yancoal Australia Ltd.	42,136	231,766
		35,988,179

Austria 0.6%
ANDRITZ AG	11,922	1,013,020
EVN AG	7,801	265,062
Kontron AG	7,372	184,838
Lenzing AG *	6,662	182,344
Mayr Melnhof Karton AG	5,972	560,723
Oesterreichische Post AG	6,181	232,675
Palfinger AG	4,514	185,425
Strabag SE	4,943	521,541
Telekom Austria AG	21,970	249,600
UNIQA Insurance Group AG	19,378	371,824
Verbund AG	5,196	392,055
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,144	537,911
		4,697,018

Belgium 1.1%
Ackermans & van Haaren NV	3,084	1,017,142
Aedifica SA	3,227	272,040
Azelis Group NV	44,868	594,478
Barco NV	17,413	194,905
Bekaert SA	15,943	787,283
Cofinimmo SA	3,536	348,756
Colruyt Group NV	14,540	560,410
Deme Group NV	1,210	276,117
D'ieteren Group	2,309	477,135
Elia Group SA *	4,105	680,776
Fagron	8,605	242,746
KBC Ancora	2,356	215,063
Lotus Bakeries NV	19	228,730
Melexis NV	3,848	323,827
Ontex Group NV *(a)	31,239	106,691
Solvay SA	20,559	671,328
Tessenderlo Group SA	5,802	145,569
Titan SA	4,786	258,994
Viohalco SA	2,759	47,276
Warehouses De Pauw CVA	9,529	250,462
		7,699,728

See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
43

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
British Virgin Islands 0.0%
Etoro Group Ltd., Class A *	3,048	108,448

Canada 9.0%
ADENTRA, Inc.	921	23,128
Advantage Energy Ltd. *	36,292	275,994
Aecon Group, Inc.	26,726	982,980
Air Canada *	49,500	679,630
Alamos Gold, Inc., Class A	18,335	731,591
Algoma Steel Group, Inc.	107,627	504,718
Allied Properties Real Estate Investment Trust	37,891	274,486
Altus Group Ltd.	4,763	158,352
Aris Mining Corp. *	19,753	353,077
Aritzia, Inc. *	5,275	556,761
Athabasca Oil Corp. *	98,808	869,985
AtkinsRealis Group, Inc.	16,324	1,126,402
ATS Corp. *	12,374	401,459
Badger Infrastructure Solutions Ltd.	4,370	211,366
Baytex Energy Corp.	382,111	1,938,193
Birchcliff Energy Ltd.	100,764	476,985
Bird Construction, Inc.	10,173	375,136
Bombardier, Inc., Class B *	5,158	1,096,039
Boralex, Inc., Class A	17,578	475,700
Boyd Group, Inc.	3,186	393,832
Brookfield Business Corp., Class A	12,133	413,559
Brookfield Infrastructure Corp., Class A	24,615	910,593
Brookfield Renewable Corp.	21,220	770,159
Brookfield Wealth Solutions Ltd. *	4,452	201,075
BRP, Inc.	12,316	689,174
CAE, Inc. *	31,455	822,065
Cameco Corp.	7,545	927,496
Canaccord Genuity Group, Inc.	22,497	196,260
Canada Goose Holdings, Inc. *	14,707	167,495
Canada Packers, Inc.	1,992	26,983
Canadian Apartment Properties REIT	21,210	571,180
Canadian Solar, Inc. *	37,353	571,127
Canadian Utilities Ltd., Class A	27,590	984,900
Canfor Corp. *	64,672	576,089
Capstone Copper Corp. *	41,063	342,204
Cardinal Energy Ltd.	33,047	301,920
Cargojet, Inc.	4,030	234,499
Cascades, Inc.	60,600	480,035
Celestica, Inc. *	5,266	2,161,993
Centerra Gold, Inc.	59,223	1,030,686
CES Energy Solutions Corp.	49,335	702,425
Chartwell Retirement Residences	22,091	350,307
Chemtrade Logistics Income Fund	41,228	518,101
China Gold International Resources Corp. Ltd.	26,500	569,229
Choice Properties Real Estate Investment Trust	29,813	330,756
Cogeco Communications, Inc.	16,190	750,174
Colliers International Group, Inc.	3,878	405,401
Crombie Real Estate Investment Trust	23,751	296,374
Definity Financial Corp.	8,240	420,083
Descartes Systems Group, Inc. *	3,301	238,179
DPM Metals, Inc.	19,612	658,522
Dream Industrial Real Estate Investment Trust	26,581	267,698
E-L Financial Corp. Ltd.	6,658	83,571
Eldorado Gold Corp.	20,027	618,790
Enerflex Ltd.	32,901	882,866
Enghouse Systems Ltd.	7,732	96,483
EQB, Inc.	3,115	282,709
Equinox Gold Corp.	47,282	660,664
SECURITY	NUMBER OF SHARES	VALUE ($)
ERO Copper Corp. *	11,268	291,250
Exchange Income Corp.	8,522	627,692
First Capital Real Estate Investment Trust	29,783	512,846
First Majestic Silver Corp.	21,568	424,898
FirstService Corp.	3,424	458,794
Fortuna Mining Corp. *	41,249	397,808
GFL Environmental, Inc.	16,123	646,890
Gibson Energy, Inc.	49,690	1,088,289
goeasy Ltd.	2,984	74,713
Granite Real Estate Investment Trust	6,525	441,309
H&R Real Estate Investment Trust	76,963	605,687
Hudbay Minerals, Inc.	50,037	1,157,406
IAMGOLD Corp. *	42,310	712,045
IGM Financial, Inc.	15,913	887,173
International Petroleum Corp. *	15,671	441,318
Killam Apartment Real Estate Investment Trust	13,041	163,498
Labrador Iron Ore Royalty Corp.	8,703	181,896
Lassonde Industries, Inc., Class A	871	143,325
Laurentian Bank of Canada	14,056	416,708
Leon's Furniture Ltd.	6,575	127,061
Lightspeed Commerce, Inc. *	6,574	60,932
Lundin Gold, Inc.	957	64,317
Major Drilling Group International, Inc. *	4,702	54,242
Maple Leaf Foods, Inc.	20,231	427,452
Mullen Group Ltd.	37,305	564,649
NFI Group, Inc. *	22,267	356,705
North West Co., Inc.	14,361	537,923
Northland Power, Inc.	73,249	1,259,688
OceanaGold Corp.	22,657	701,552
Onex Corp.	3,449	290,601
OR Royalties, Inc.	5,451	200,768
Pan American Silver Corp.	24,242	1,268,540
Paramount Resources Ltd., Class A	24,839	562,116
Parex Resources, Inc.	76,805	1,618,257
Pason Systems, Inc.	20,133	207,059
Peyto Exploration & Development Corp.	28,727	550,071
Precision Drilling Corp. *	6,775	631,938
Premium Brands Holdings Corp.	11,427	717,158
RB Global, Inc.	8,945	934,571
Richelieu Hardware Ltd.	13,276	388,208
RioCan Real Estate Investment Trust	60,214	942,430
Russel Metals, Inc.	28,581	1,112,436
Sagicor Financial Co. Ltd.	31,618	219,733
Secure Waste Infrastructure Corp.	67,518	1,150,691
Sienna Senior Living, Inc.	12,727	219,245
SmartCentres Real Estate Investment Trust	17,869	371,101
South Bow Corp.	9,915	339,417
Spartan Delta Corp. *	16,214	166,515
Spin Master Corp.	13,312	202,275
SSR Mining, Inc. *	41,425	1,193,025
Stantec, Inc.	9,958	909,478
Stella-Jones, Inc.	12,704	786,173
Superior Plus Corp.	99,611	549,993
Tamarack Valley Energy Ltd.	80,494	754,955
Teekay Tankers Ltd., Class A	6,786	533,040
TMX Group Ltd.	16,274	663,731
Torex Gold Resources, Inc.	15,648	644,421
TransAlta Corp.	60,069	748,679
Transcontinental, Inc., Class A	42,169	164,845
Trican Well Service Ltd.	15,091	80,102
Vital Infrastructure Property Trust	43,951	180,224
Winpak Ltd.	7,021	207,578
		65,755,078

See financial notes
44
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China 1.1%
Alibaba Health Information Technology Ltd. *	458,000	258,840
Bosideng International Holdings Ltd.	1,064,000	582,261
Budweiser Brewing Co. APAC Ltd.	464,100	457,598
China Medical System Holdings Ltd.	291,000	478,352
China Water Affairs Group Ltd.	310,000	195,740
Chow Tai Fook Jewellery Group Ltd.	358,800	491,856
Deep Source Holdings Ltd. *	510,000	52,080
FIH Mobile Ltd. *	177,500	569,135
GCL Technology Holdings Ltd. *	6,937,000	802,551
Hopson Development Holdings Ltd. *(b)	728,600	255,372
JOYY, Inc., ADR	14,775	871,577
Lee & Man Paper Manufacturing Ltd.	774,000	334,882
Sino Biopharmaceutical Ltd.	1,086,000	755,925
Towngas Smart Energy Co. Ltd. *	297,000	134,321
VSTECS Holdings Ltd.	316,000	413,978
Want Want China Holdings Ltd.	827,000	466,689
Xinyi Glass Holdings Ltd.	649,000	805,481
		7,926,638

Cyprus 0.1%
Frontline PLC	26,988	984,792

Denmark 1.3%
AL Sydbank	6,106	520,767
Alm Brand AS	158,859	370,754
Bavarian Nordic AS *	2,592	76,295
D/S Norden AS	19,148	906,088
Demant AS *(a)	13,440	426,230
Dfds AS *	23,670	508,410
FLSmidth & Co. AS	8,546	634,730
GN Store Nord AS *(a)	39,443	593,284
H Lundbeck AS	70,649	474,945
Jyske Bank AS	5,424	755,097
Matas AS (a)	6,708	106,641
Netcompany Group AS *	4,617	263,747
NKT AS *	4,009	592,179
NTG Nordic Transport Group AS *	3,450	100,891
Per Aarsleff Holding AS	3,301	384,447
Ringkjoebing Landbobank AS	991	247,613
Rockwool AS, B Shares	17,775	517,439
Royal Unibrew AS	6,972	466,275
Scandinavian Tobacco Group AS, A Shares	31,888	337,553
Schouw & Co. AS	3,835	395,377
Tryg AS	38,579	926,999
		9,605,761

Faeroe Islands 0.0%
Bakkafrost P	2,486	123,969

Finland 1.2%
Amer Sports, Inc. *	1,746	61,232
Hiab OYJ, B shares	4,612	274,162
Huhtamaki OYJ	28,011	896,454
Kalmar OYJ, B Shares	9,875	529,566
Kemira OYJ	31,761	658,606
Konecranes OYJ	26,589	873,262
Lumo Kodit OYJ	15,461	147,253
Mandatum OYJ	55,212	441,578
Metsa Board OYJ, B Shares *	97,854	327,439
Nokian Renkaat OYJ (a)	72,950	897,487
SECURITY	NUMBER OF SHARES	VALUE ($)
Olvi OYJ, Class A	3,590	130,616
Orion OYJ, B Shares	11,134	899,497
Sanoma OYJ	18,316	199,273
Terveystalo OYJ	22,991	210,470
Tieto OYJ	47,936	1,070,935
Tokmanni Group Corp. (a)	16,193	144,627
Valmet OYJ	31,967	834,698
YIT OYJ *	4,745	14,062
		8,611,217

France 4.0%
Aeroports de Paris SA	4,175	506,944
Air France-KLM *	61,822	658,090
Alten SA	10,198	679,404
Amundi SA	11,098	1,072,691
Atos SE *	4,469	173,421
Beneteau SACA	11,524	92,739
BioMerieux	4,859	410,027
Bollore SE	44,281	279,614
Canal & SA *	29,923	93,406
Carmila SA *	11,644	232,568
Cie de L'Odet SE	181	302,076
Clariane SE *	164,712	783,039
Coface SA	23,760	440,602
Constellium SE, Class A *	61,112	1,911,583
Covivio SA	8,216	543,389
Criteo SA, ADR *	23,231	439,995
Dassault Aviation SA	879	307,384
Derichebourg SA	54,121	576,584
Edenred SE	38,330	959,938
Eramet SA (a)	5,197	358,538
Eurazeo SE	2,212	120,729
Eutelsat Communications SACA *	37,374	119,266
FDJ UNITED	18,884	513,023
Fnac Darty SA	15,069	624,306
Gaztransport Et Technigaz SA	1,928	469,071
Gecina SA	6,142	519,271
Getlink SE	26,383	590,491
ICADE *(a)	16,444	395,882
ID Logistics Group SACA *	411	174,543
Imerys SA	17,448	456,700
Ipsen SA	5,182	1,017,754
IPSOS SA	14,117	598,699
JCDecaux SE	25,971	577,678
Klepierre SA	25,081	1,016,187
Louis Hachette Group	14,989	29,138
Mercialys SA	13,806	202,205
Metropole Television SA	22,002	336,042
Nexans SA	6,861	1,280,632
Nexity SA *	48,896	485,380
Opmobility	33,021	557,957
Pierre Et Vacances SA *	62,980	137,546
Remy Cointreau SA (a)	5,538	261,066
Sartorius Stedim Biotech	1,787	330,258
Societe BIC SA	8,097	558,460
SOITEC *	6,520	980,920
Sopra Steria Group	5,029	784,691
SPIE SA	18,950	1,099,528
Stef SA	1,027	140,365
Television Francaise 1 SA	45,329	360,564
Trigano SA	2,497	459,198
Ubisoft Entertainment SA *	53,808	313,905
Vallourec SACA	43,796	1,319,646
Verallia SA (a)	16,067	384,306
Vicat SACA	6,414	452,919
Virbac SACA	587	256,399
Viridien *	864	146,954
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
45

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vivendi SE	133,819	312,399
		29,206,110

Germany 3.2%
AIXTRON SE	12,652	699,072
Auto1 Group SE *	13,800	294,761
Bechtle AG	22,115	752,669
Bilfinger SE	4,864	560,969
CANCOM SE	8,752	254,418
Carl Zeiss Meditec AG, Bearer Shares	8,507	264,934
Cewe Stiftung & Co. KGaA	1,536	170,197
CTS Eventim AG & Co. KGaA	2,259	149,102
Delivery Hero SE *	13,728	334,114
Deutsche Pfandbriefbank AG	52,598	200,631
Deutz AG	43,437	507,929
Duerr AG	18,144	450,238
DWS Group GmbH & Co. KGaA	4,898	339,285
Fielmann Group AG	3,420	170,717
Fraport AG Frankfurt Airport Services Worldwide *	3,665	300,724
Freenet AG	7,477	238,141
Gerresheimer AG	9,131	262,985
Grenke AG	6,991	104,530
Hella GmbH & Co. KGaA	1,558	131,451
HelloFresh SE *	107,844	585,660
Hensoldt AG	2,199	198,424
HOCHTIEF AG	1,023	550,199
Hornbach Holding AG & Co. KGaA	4,628	440,003
HUGO BOSS AG	13,826	586,314
Indus Holding AG	1,498	52,538
Jenoptik AG	12,182	479,411
JOST Werke SE	3,951	240,201
Kloeckner & Co. SE (a)	110,720	1,631,123
Knorr-Bremse AG	8,911	1,039,316
Krones AG	2,718	393,366
LEG Immobilien SE	8,765	615,028
Mutares SE & Co. KGaA (a)	4,770	138,169
Nemetschek SE	1,924	139,632
Nordex SE *	7,091	404,346
Rational AG	360	263,231
RENK Group AG	881	55,992
SAF-Holland SE	14,801	305,481
Salzgitter AG	24,493	1,385,458
Schaeffler AG	17,757	168,828
Scout24 SE	4,144	345,039
Siltronic AG (a)	7,190	673,664
Sixt SE	3,326	266,144
SMA Solar Technology AG *	1,298	83,170
Stabilus SE	11,382	230,667
Stroeer SE & Co. KGaA	6,348	277,204
Suedzucker AG	33,448	486,543
TAG Immobilien AG	20,954	365,415
Talanx AG	7,094	924,634
TeamViewer SE *	25,751	143,880
Traton SE	23,917	907,589
TUI AG	71,538	532,370
United Internet AG	29,418	924,234
Wacker Chemie AG	10,208	1,120,176
Wacker Neuson SE	9,167	206,954
Wuestenrot & Wuerttembergische AG	10,860	189,128
		23,536,398

SECURITY	NUMBER OF SHARES	VALUE ($)
Guernsey 0.0%
Burford Capital Ltd. (a)	22,578	107,856
Sirius Real Estate Ltd.	39,815	54,232
		162,088

Hong Kong 2.6%
ASMPT Ltd.	75,300	1,577,340
Bank of East Asia Ltd.	206,800	361,190
Brightoil Petroleum Holdings Ltd. *(b)	1,150,000	0
Cathay Pacific Airways Ltd.	290,363	431,583
CK Infrastructure Holdings Ltd.	27,000	227,302
Crystal International Group Ltd.	229,000	194,365
CTF Services Ltd.	194,633	202,026
Dah Sing Financial Holdings Ltd.	44,000	231,558
DFI Retail Group Holdings Ltd.	91,900	384,142
Fortune Real Estate Investment Trust	242,000	150,517
Futu Holdings Ltd., ADR	2,813	434,637
Galaxy Entertainment Group Ltd.	164,000	699,684
Grand Pharmaceutical Group Ltd. *	227,000	181,328
Hang Lung Group Ltd.	227,000	468,636
Hang Lung Properties Ltd.	309,614	363,993
Henderson Land Development Co. Ltd.	204,000	806,352
HK Electric Investments & HK Electric Investments Ltd.	340,500	277,791
HKBN Ltd.	349,500	321,277
Hongkong Land Holdings Ltd.	143,400	1,133,725
Hysan Development Co. Ltd.	120,000	300,816
Johnson Electric Holdings Ltd.	143,500	389,412
Kerry Properties Ltd.	188,500	573,746
Kingboard Laminates Holdings Ltd.	270,000	1,205,323
Luk Fook Holdings International Ltd.	126,000	361,359
Man Wah Holdings Ltd.	472,000	256,956
Melco Resorts & Entertainment Ltd., ADR *	48,635	280,624
MTR Corp. Ltd.	220,000	940,097
Nine Dragons Paper Holdings Ltd. *	1,059,000	860,034
PAX Global Technology Ltd.	244,000	121,494
PCCW Ltd.	985,000	761,305
Sino Land Co. Ltd.	405,086	649,583
Skyworth Group Ltd. *	728,000	585,298
Stella International Holdings Ltd.	150,000	284,583
Swire Properties Ltd.	127,600	407,277
United Laboratories International Holdings Ltd.	212,000	254,929
Vitasoy International Holdings Ltd.	160,000	126,536
VTech Holdings Ltd.	65,200	502,111
Wharf Holdings Ltd.	123,000	406,100
Wharf Real Estate Investment Co. Ltd.	305,000	955,105
		18,670,134

Indonesia 0.1%
First Pacific Co. Ltd.	754,000	529,038

Iraq 0.0%
United Energy Group Ltd.	1,128,000	69,127

Ireland 0.5%
Cairn Homes PLC	99,518	254,859
Cimpress PLC *	3,277	289,884
Glanbia PLC	47,610	1,105,256
Glenveagh Properties PLC *	113,067	279,999
Grafton Group PLC, CDI	61,041	727,287
Greencore Group PLC	163,368	559,314
See financial notes
46
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Uniphar PLC	6,960	33,981
		3,250,580

Isle Of Man 0.0%
Playtech PLC	26,267	130,101

Israel 2.2%
Alony Hetz Properties & Investments Ltd.	22,210	268,117
Azrieli Group Ltd.	1,680	267,960
Bezeq The Israeli Telecommunication Corp. Ltd.	379,209	1,031,607
Cellcom Israel Ltd.	21,865	268,581
Clal Insurance Enterprises Holdings Ltd.	5,906	510,344
Delek Automotive Systems Ltd.	15,335	116,650
Delek Group Ltd.	2,695	926,164
Delta Galil Ltd.	2,680	155,284
Elbit Systems Ltd.	1,168	971,714
Elco Ltd.	2,488	121,505
Electra Ltd.	4,362	143,765
Equital Ltd. *	4,144	178,279
Fattal Holdings 1998 Ltd. *	907	226,651
FIBI Holdings Ltd.	3,748	388,865
First International Bank of Israel Ltd.	5,843	488,706
Formula Systems 1985 Ltd.	1,949	273,427
Fox Wizel Ltd.	246	26,558
Harel Insurance Investments & Financial Services Ltd.	9,611	595,132
Inmode Ltd. *	15,417	223,084
Isracard Ltd.	37,515	191,614
Israel Corp. Ltd.	2,431	691,290
Migdal Insurance & Financial Holdings Ltd. *	13,387	85,534
Mivne Real Estate KD Ltd.	41,705	201,003
Neto Malinda Trading Ltd.	427	24,589
Nice Ltd. *	4,502	460,183
Nice Ltd. ADR *(a)	3,589	366,150
Nova Ltd. *	663	331,785
Partner Communications Co. Ltd.	22,948	305,341
Paz Retail & Energy Ltd.	1,151	318,231
Phoenix Financial Ltd.	16,781	1,009,690
Plus500 Ltd.	15,510	942,133
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,561	192,759
Shikun & Binui Ltd. *	35,090	234,441
Shufersal Ltd.	34,681	517,788
Strauss Group Ltd.	7,901	343,085
Taboola.com Ltd. *	53,613	201,585
Tower Semiconductor Ltd. *	11,190	2,331,892
Wix.com Ltd. *	1,505	112,408
		16,043,894

Italy 2.1%
ACEA SpA	10,830	283,955
Amplifon SpA	22,823	252,816
Azimut Holding SpA	20,777	882,294
Banca Generali SpA	6,508	426,868
Banca Mediolanum SpA	39,458	864,855
Banca Monte dei Paschi di Siena SpA	55,400	590,548
BFF Bank SpA *	38,093	92,708
Buzzi SpA	14,803	810,520
CIR SpA-Compagnie Industriali *	17,716	13,910
Danieli & C Officine Meccaniche SpA	1,949	152,645
De' Longhi SpA	12,486	485,534
DiaSorin SpA (a)	3,441	234,763
Enav SpA	44,740	261,903
SECURITY	NUMBER OF SHARES	VALUE ($)
ERG SpA	10,133	273,850
FinecoBank Banca Fineco SpA	36,944	917,158
Hera SpA	155,410	733,376
Infrastrutture Wireless Italiane SpA	25,411	215,476
Interpump Group SpA	12,158	512,558
Iren SpA	193,103	590,906
Italgas SpA	85,930	1,038,018
Lottomatica Group SpA	11,291	331,976
Nexi SpA	149,500	712,604
OVS SpA	48,755	290,149
Piaggio & C SpA (a)	61,834	116,848
Pirelli & C SpA	103,060	708,868
PRADA SpA	74,100	328,282
Recordati Industria Chimica e Farmaceutica SpA	9,716	567,295
Reply SpA	2,600	288,273
Saipem SpA (a)	236,540	1,281,586
Salvatore Ferragamo SpA *	26,106	227,621
Sesa SpA	1,898	192,177
SOL SpA	3,579	241,948
Technogym SpA	10,488	247,096
Webuild SpA	47,605	141,499
		15,310,883

Japan 29.7%
& ST HD Co. Ltd.	12,880	246,650
77 Bank Ltd.	23,400	450,473
ABC-Mart, Inc.	23,700	403,894
Acom Co. Ltd.	89,100	285,954
Activia Properties, Inc.	252	225,996
ADEKA Corp.	31,400	786,431
Advance Residence Investment Corp.	261	269,077
AEON Financial Service Co. Ltd.	38,300	380,878
AEON REIT Investment Corp.	286	229,319
Aica Kogyo Co. Ltd.	16,600	371,679
Aichi Steel Corp.	15,900	293,230
Ain Holdings, Inc.	10,600	382,346
Aisan Industry Co. Ltd.	15,900	175,674
ALSOK Co. Ltd.	95,500	724,386
Amano Corp.	14,100	322,323
Anritsu Corp.	33,000	863,845
AOKI Holdings, Inc.	12,900	127,805
Aoyama Trading Co. Ltd.	51,500	259,615
Aozora Bank Ltd.	19,300	311,397
Arata Corp.	24,600	436,430
ARCHION Corp. *(a)	276,700	535,531
ARCLANDS Corp.	23,400	265,306
Arcs Co. Ltd.	29,800	647,185
ARE Holdings, Inc.	26,800	613,493
Artience Co. Ltd.	15,600	389,109
As One Corp.	11,760	163,077
Asahi Intecc Co. Ltd.	16,100	338,785
Asics Corp.	33,800	959,839
ASKUL Corp.	13,400	100,708
Autobacs Seven Co. Ltd.	32,000	310,746
Azbil Corp.	80,000	711,980
BayCurrent, Inc.	7,400	238,310
Belc Co. Ltd.	4,800	213,947
Bic Camera, Inc.	38,500	398,393
BIPROGY, Inc.	16,700	480,288
Blue Zones Holdings Co. Ltd.	21,960	244,436
BML, Inc.	10,200	248,558
Bunka Shutter Co. Ltd.	16,700	196,814
Calbee, Inc.	24,300	460,566
Canon Marketing Japan, Inc.	31,400	714,640
Capcom Co. Ltd.	17,500	369,488
Casio Computer Co. Ltd.	79,000	801,525
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
47

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CCI Group, Inc.	44,600	268,095
Chiba Bank Ltd.	66,500	917,913
Chudenko Corp.	8,800	267,353
Chugin Financial Group, Inc.	18,300	340,583
Chugoku Marine Paints Ltd.	7,500	153,617
Citizen Watch Co. Ltd.	78,600	910,665
CKD Corp.	16,200	627,720
Coca-Cola Bottlers Japan Holdings, Inc.	12,500	272,827
Colowide Co. Ltd.	14,000	165,732
Cosmos Pharmaceutical Corp.	13,740	530,362
Create SD Holdings Co. Ltd.	11,100	232,557
Credit Saison Co. Ltd.	29,700	822,655
CyberAgent, Inc.	93,600	749,598
Daicel Corp.	96,700	758,209
Dai-Dan Co. Ltd.	17,100	305,407
Daido Steel Co. Ltd.	92,600	1,082,579
Daihen Corp.	4,900	484,776
Daiichikosho Co. Ltd.	20,400	211,551
Daio Paper Corp.	66,500	406,673
Daiseki Co. Ltd.	8,660	231,908
Daishi Hokuetsu Financial Group, Inc.	28,300	352,853
Daiwa House REIT Investment Corp.	516	414,989
Daiwa Office Investment Corp.	73	156,045
Daiwa Securities Living Investments Corp.	255	175,387
DCM Holdings Co. Ltd.	49,900	465,676
DeNA Co. Ltd.	12,686	207,007
Denka Co. Ltd.	59,500	1,549,587
Dexerials Corp.	23,000	358,957
DMG Mori Co. Ltd.	34,200	637,298
Doshisha Co. Ltd.	1,300	27,147
Doutor Nichires Holdings Co. Ltd.	11,000	194,316
DTS Corp.	28,700	187,035
Duskin Co. Ltd.	12,700	319,650
DyDo Group Holdings, Inc.	6,700	108,403
Eagle Industry Co. Ltd.	10,100	181,830
Earth Corp.	6,000	175,529
EDION Corp.	56,300	763,469
Elecom Co. Ltd.	13,227	136,957
Exedy Corp.	13,900	544,191
Ezaki Glico Co. Ltd.	17,000	614,953
FCC Co. Ltd.	14,200	302,723
Ferrotec Corp.	14,300	689,426
Food & Life Cos. Ltd.	7,200	418,831
FP Corp.	13,960	206,242
Frontier Real Estate Investment Corp.	286	156,377
Fuji Co. Ltd.	16,800	218,699
Fuji Corp.	24,538	955,945
Fuji Media Holdings, Inc.	19,800	489,789
Fuji Oil Co. Ltd.	18,900	402,350
Fuji Seal International, Inc.	13,500	213,342
Fukuda Denshi Co. Ltd.	5,200	335,619
Fukuoka Financial Group, Inc.	22,000	898,110
Fukuyama Transporting Co. Ltd.	14,699	488,320
Furukawa Co. Ltd.	9,700	258,783
Furuno Electric Co. Ltd.	1,100	51,039
Fuyo General Lease Co. Ltd.	19,335	535,332
Glory Ltd.	19,300	490,937
GLP J-Reit	405	350,532
GMO internet group, Inc.	9,600	190,005
Goldwin, Inc.	16,400	229,518
GS Yuasa Corp.	39,900	1,613,383
GungHo Online Entertainment, Inc.	14,950	236,528
Gunma Bank Ltd.	33,100	453,223
Gunze Ltd.	3,100	71,537
H.U. Group Holdings, Inc.	24,900	496,800
H2O Retailing Corp.	42,500	623,619
Hachijuni Nagano Bank Ltd.	36,100	489,095
Hakuhodo DY Holdings, Inc.	101,800	683,540
SECURITY	NUMBER OF SHARES	VALUE ($)
Hamakyorex Co. Ltd.	21,600	236,950
Hamamatsu Photonics KK	72,700	937,135
Happinet Corp.	11,100	189,236
Hazama Ando Corp.	50,000	606,191
Heiwa Corp.	16,400	189,541
Heiwado Co. Ltd.	21,800	370,818
Hikari Tsushin, Inc.	2,650	643,515
HI-LEX Corp.	1,200	20,364
Hirogin Holdings, Inc.	35,000	413,469
Hirose Electric Co. Ltd.	5,639	783,932
Hisamitsu Pharmaceutical Co., Inc.	11,000	421,807
Hokkaido Electric Power Co., Inc.	150,200	976,548
Hokuetsu Corp.	43,700	248,172
Hokuhoku Financial Group, Inc.	13,400	510,847
Hokuriku Electric Power Co.	97,400	542,216
Horiba Ltd.	8,100	1,127,819
Hoshizaki Corp.	18,700	608,022
Hosiden Corp.	25,000	444,013
House Foods Group, Inc.	21,400	410,843
Hulic Co. Ltd.	87,200	983,483
Hyakugo Bank Ltd.	29,900	340,244
Ibiden Co. Ltd.	35,300	3,019,214
IDOM, Inc.	40,300	339,892
Iino Kaiun Kaisha Ltd.	29,700	311,699
Inaba Denki Sangyo Co. Ltd.	34,400	580,322
Inabata & Co. Ltd.	29,100	717,358
Industrial & Infrastructure Fund Investment Corp.	248	232,124
INFRONEER Holdings, Inc.	84,400	1,148,997
Internet Initiative Japan, Inc.	24,800	436,384
Invincible Investment Corp.	476	187,281
Isetan Mitsukoshi Holdings Ltd.	15,400	292,647
Ishihara Sangyo Kaisha Ltd.	2,900	55,857
Ito En Ltd.	24,700	454,262
Itochu Enex Co. Ltd.	29,100	354,096
Itoham Yonekyu Holdings, Inc.	18,500	616,844
Itoki Corp.	2,200	44,695
Iyogin Holdings, Inc.	23,000	443,242
Izumi Co. Ltd.	85,500	518,281
J Front Retailing Co. Ltd.	52,900	769,860
Jaccs Co. Ltd.	8,900	231,162
JAFCO Group Co. Ltd.	16,500	226,858
Japan Airport Terminal Co. Ltd.	5,300	170,322
Japan Aviation Electronics Industry Ltd.	27,100	414,330
Japan Excellent, Inc.	175	159,960
Japan Exchange Group, Inc.	74,800	890,997
Japan Hotel REIT Investment Corp.	271	135,430
Japan Lifeline Co. Ltd.	13,200	119,597
Japan Logistics Fund, Inc.	260	158,362
Japan Metropolitan Fund Invest	798	590,262
Japan Petroleum Exploration Co. Ltd.	65,000	929,889
Japan Prime Realty Investment Corp.	406	257,000
Japan Pulp & Paper Co. Ltd.	4,400	31,104
Japan Real Estate Investment Corp.	721	551,842
Japan Steel Works Ltd.	7,900	482,774
Japan Wool Textile Co. Ltd.	17,700	202,204
Jeol Ltd.	10,100	406,290
JGC Holdings Corp.	81,600	1,239,864
Joyful Honda Co. Ltd.	16,900	222,001
Juroku Financial Group, Inc.	26,700	350,799
JVCKenwood Corp.	53,800	405,511
Kadokawa Corp.	17,100	388,629
Kaga Electronics Co. Ltd.	22,400	599,859
Kagome Co. Ltd.	19,100	328,179
Kakaku.com, Inc.	15,300	256,148
Kaken Pharmaceutical Co. Ltd.	9,682	252,022
Kamigumi Co. Ltd.	21,700	717,193
Kanadevia Corp.	73,800	568,802
See financial notes
48
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kanamoto Co. Ltd.	15,300	451,009
Kandenko Co. Ltd.	22,100	964,035
Kanematsu Corp.	67,000	921,591
Kansai Paint Co. Ltd.	54,960	824,811
Katitas Co. Ltd.	10,161	202,840
Kato Sangyo Co. Ltd.	14,400	562,974
KDX Realty Investment Corp.	256	267,394
Keihan Holdings Co. Ltd.	19,700	408,369
Keikyu Corp.	42,100	412,767
Keio Corp.	113,500	535,087
Keisei Electric Railway Co. Ltd.	61,900	442,089
Kewpie Corp.	30,600	811,936
KH Neochem Co. Ltd.	3,800	67,110
Kinden Corp.	23,300	1,248,437
Kitz Corp.	28,200	379,653
Kiyo Bank Ltd.	7,800	206,563
Kobayashi Pharmaceutical Co. Ltd.	10,700	396,547
Kobe Bussan Co. Ltd.	16,600	290,605
Koei Tecmo Holdings Co. Ltd.	14,660	145,237
Kohnan Shoji Co. Ltd.	11,900	307,847
Kokusai Electric Corp.	16,300	685,991
Kokuyo Co. Ltd.	85,000	423,384
Komeri Co. Ltd.	15,200	324,280
Konami Group Corp.	6,700	804,490
Konoike Transport Co. Ltd.	11,200	202,076
Kose Holdings Corp.	12,500	445,901
Kraftia Corp.	13,600	838,805
Kumagai Gumi Co. Ltd.	54,800	525,389
Kumiai Chemical Industry Co. Ltd.	27,700	134,373
Kurabo Industries Ltd.	4,600	278,095
Kureha Corp.	17,700	444,214
Kurita Water Industries Ltd.	23,100	1,248,491
Kusuri No. Aoki Holdings Co. Ltd.	8,700	207,477
KYB Corp.	16,600	478,411
Kyokuto Kaihatsu Kogyo Co. Ltd.	11,400	196,807
Kyoritsu Maintenance Co. Ltd.	9,100	138,451
Kyoto Financial Group, Inc.	17,800	492,012
Kyowa Kirin Co. Ltd.	46,700	703,577
Kyushu Financial Group, Inc.	52,600	429,560
Kyushu Railway Co.	29,700	681,733
Lasertec Corp.	2,400	663,308
Leopalace21 Corp.	58,200	242,509
Life Corp.	24,300	399,333
Lintec Corp.	17,300	559,842
Lion Corp.	69,100	675,956
M3, Inc.	42,900	413,232
Mabuchi Motor Co. Ltd.	52,500	494,102
Macnica Holdings, Inc.	57,400	969,604
Makino Milling Machine Co. Ltd. (b)	5,250	399,061
Marui Group Co. Ltd.	25,200	482,408
Maruichi Steel Tube Ltd.	58,200	540,477
Maruwa Co. Ltd.	700	330,685
Maruzen Showa Unyu Co. Ltd.	4,300	212,910
Matsuda Sangyo Co. Ltd.	2,200	93,768
Max Co. Ltd.	22,800	244,124
McDonald's Holdings Co. Japan Ltd.	16,000	829,868
MCJ Co. Ltd.	26,500	368,965
Mebuki Financial Group, Inc.	100,176	831,695
Megmilk Snow Brand Co. Ltd.	32,600	655,063
Meidensha Corp.	9,400	513,576
Meiko Electronics Co. Ltd.	3,200	646,102
MEITEC Group Holdings, Inc.	15,300	306,425
Menicon Co. Ltd.	20,000	206,595
Milbon Co. Ltd.	6,500	106,081
Mirait One Corp.	35,800	922,516
Mitsubishi Logistics Corp.	69,900	626,094
Mitsubishi Pencil Co. Ltd.	10,900	163,019
Mitsuboshi Belting Ltd.	7,000	176,363
SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsui E&S Co. Ltd.	13,800	497,687
Mitsui Fudosan Accommodations Fund, Inc.	215	179,493
Mitsui High-Tec, Inc.	34,150	142,297
Mitsui-Soko Holdings Co. Ltd.	16,700	419,433
Mitsuuroko Group Holdings Co. Ltd.	14,700	186,561
Miura Co. Ltd.	19,200	397,634
MIXI, Inc.	12,800	211,445
Mizuho Leasing Co. Ltd.	34,900	317,324
Mizuno Corp.	16,400	348,174
Mochida Pharmaceutical Co. Ltd.	7,500	161,342
Modec, Inc.	3,800	314,187
MonotaRO Co. Ltd.	20,300	241,381
Morinaga & Co. Ltd.	22,700	387,354
Morinaga Milk Industry Co. Ltd.	33,700	1,016,947
Morita Holdings Corp.	12,200	196,028
Musashi Seimitsu Industry Co. Ltd.	20,000	547,332
Nabtesco Corp.	34,500	1,141,025
Nachi-Fujikoshi Corp.	2,000	64,988
Nagoya Railroad Co. Ltd.	69,300	782,682
Nakanishi, Inc.	11,500	203,170
NANKAI Co. Ltd.	25,900	491,041
Nexon Co. Ltd.	42,222	712,812
Nextage Co. Ltd.	16,200	355,595
NHK Spring Co. Ltd.	64,800	1,183,968
Nichias Corp.	44,600	884,916
Nichicon Corp.	26,200	400,749
Nichiha Corp.	10,200	202,161
Nifco, Inc.	23,700	698,372
Nihon Kohden Corp.	49,300	459,193
Nihon M&A Center Holdings, Inc.	47,700	199,778
Nihon Parkerizing Co. Ltd.	25,400	233,584
Nikkiso Co. Ltd.	3,800	64,590
Nikkon Holdings Co. Ltd.	19,400	626,838
Nippn Corp.	29,300	495,244
Nippon Building Fund, Inc.	760	636,428
Nippon Densetsu Kogyo Co. Ltd.	11,500	359,010
Nippon Electric Glass Co. Ltd.	26,200	1,367,703
Nippon Gas Co. Ltd.	20,700	355,349
Nippon Kayaku Co. Ltd.	50,700	562,297
Nippon Light Metal Holdings Co. Ltd.	51,500	943,199
Nippon Paint Holdings Co. Ltd.	146,000	920,826
Nippon Prologis REIT, Inc.	632	360,901
Nippon Seiki Co. Ltd.	4,300	70,348
Nippon Shinyaku Co. Ltd.	22,100	677,601
Nippon Shokubai Co. Ltd.	56,984	784,496
Nippon Soda Co. Ltd.	13,700	317,504
Nippon Television Holdings, Inc.	29,600	562,717
Nipro Corp.	58,700	569,835
Nishimatsu Construction Co. Ltd.	11,200	411,927
Nishimatsuya Chain Co. Ltd.	16,300	208,129
Nishi-Nippon Financial Holdings, Inc.	15,800	396,724
Nishi-Nippon Railroad Co. Ltd.	27,200	498,254
Nissan Chemical Corp.	26,300	1,137,199
Nisshin Oillio Group Ltd.	37,800	434,787
Nisshinbo Holdings, Inc.	90,300	1,191,142
Nittetsu Mining Co. Ltd.	2,800	43,919
Nitto Boseki Co. Ltd.	3,600	661,431
Nitto Kogyo Corp.	9,000	260,334
NOF Corp.	36,900	753,608
Nojima Corp.	58,300	454,439
NOK Corp.	44,500	791,364
Nomura Co. Ltd.	25,900	193,468
Nomura Real Estate Holdings, Inc.	136,400	889,907
Nomura Real Estate Master Fund, Inc.	533	549,495
Noritake Co. Ltd.	16,000	352,199
Noritz Corp.	2,300	34,495
North Pacific Bank Ltd.	46,200	293,755
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
49

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NPR-RIKEN Corp.	900	22,340
NS Solutions Corp.	11,900	275,698
NS United Kaiun Kaisha Ltd.	800	38,949
NSD Co. Ltd.	9,700	166,515
NTN Corp.	341,703	834,183
NTT UD REIT Investment Corp.	186	163,005
Obic Co. Ltd.	15,200	403,912
Odakyu Electric Railway Co. Ltd.	64,600	646,711
Okamura Corp.	23,600	378,690
Oki Electric Industry Co. Ltd.	9,000	194,702
OKUMA Corp.	17,300	496,452
Okumura Corp.	11,300	444,169
Onward Holdings Co. Ltd.	11,000	52,024
Open House Group Co. Ltd.	17,600	1,035,824
Open Up Group, Inc.	15,500	173,217
Oracle Corp. Japan	4,300	237,419
Organo Corp.	2,300	232,422
Oriental Land Co. Ltd.	46,700	649,736
Orix JREIT, Inc.	613	388,423
Osaka Soda Co. Ltd.	16,900	202,346
OSG Corp.	26,400	552,121
PALTAC Corp.	20,800	614,386
Park24 Co. Ltd.	28,100	330,442
Penta-Ocean Construction Co. Ltd.	80,400	900,822
Pigeon Corp.	35,400	381,462
Pilot Corp.	10,000	305,031
Pola Orbis Holdings, Inc.	33,800	279,157
Prima Meat Packers Ltd.	18,800	299,985
Raito Kogyo Co. Ltd.	12,900	314,355
Raiznext Corp.	1,500	21,640
Rakuten Group, Inc. *	33,983	165,457
Relo Group, Inc.	18,200	227,565
Resorttrust, Inc.	22,076	246,346
Ricoh Leasing Co. Ltd.	4,400	170,912
Rinnai Corp.	25,700	584,082
Rohto Pharmaceutical Co. Ltd.	34,600	508,792
Round One Corp.	25,800	140,132
Ryoyo Ryosan Holdings, Inc.	2,000	34,625
Saizeriya Co. Ltd.	6,000	194,692
Sakata INX Corp.	18,600	277,624
Sakata Seed Corp.	7,700	201,865
San-A Co. Ltd.	16,000	335,973
San-Ai Obbli Co. Ltd.	40,200	591,533
Sangetsu Corp.	14,100	268,409
San-In Godo Bank Ltd.	24,400	293,285
Sanken Electric Co. Ltd. *	5,100	307,344
Sanki Engineering Co. Ltd.	30,000	462,316
Sankyo Co. Ltd.	29,000	343,071
Sankyu, Inc.	2,200	118,222
Sanrio Co. Ltd.	9,000	52,448
Santen Pharmaceutical Co. Ltd.	83,800	863,599
Sanyo Chemical Industries Ltd.	1,300	41,428
Sanyo Denki Co. Ltd.	7,900	349,747
Sapporo Holdings Ltd.	47,700	535,114
Sawai Group Holdings Co. Ltd.	29,300	393,867
SBI Holdings, Inc.	22,500	454,005
SCREEN Holdings Co. Ltd.	17,600	1,166,898
Sega Sammy Holdings, Inc.	36,600	530,614
Seibu Holdings, Inc.	20,655	486,063
Seiko Group Corp.	14,000	520,051
Seino Holdings Co. Ltd.	53,900	826,155
Seiren Co. Ltd.	12,900	261,840
Sekisui House Reit, Inc.	455	247,038
Senko Group Holdings Co. Ltd.	44,100	522,018
Seria Co. Ltd.	18,600	406,855
Seven Bank Ltd.	138,900	234,550
Sharp Corp. *	129,000	462,224
Shibuya Corp.	7,900	171,729
SECURITY	NUMBER OF SHARES	VALUE ($)
Shiga Bank Ltd.	19,700	242,877
Shikoku Electric Power Co., Inc.	74,500	741,734
Shinmaywa Industries Ltd.	23,800	389,067
Ship Healthcare Holdings, Inc.	28,300	421,147
Shizuoka Financial Group, Inc.	49,500	869,003
SHO-BOND Holdings Co. Ltd.	32,300	273,216
Showa Sangyo Co. Ltd.	1,500	29,408
SKY Perfect JSAT Corp.	25,500	556,734
Skylark Holdings Co. Ltd.	31,400	603,310
Socionext, Inc.	34,700	422,273
Sony Financial Group, Inc.	281,400	252,463
Sotetsu Holdings, Inc.	19,400	327,330
Square Enix Holdings Co. Ltd.	44,600	699,960
Stanley Electric Co. Ltd.	9,400	183,459
Starts Corp., Inc.	8,800	268,672
Sugi Holdings Co. Ltd.	32,200	644,484
Sumitomo Bakelite Co. Ltd.	19,800	697,375
Sumitomo Osaka Cement Co. Ltd.	16,800	418,377
Sumitomo Pharma Co. Ltd. *	27,231	300,627
Sumitomo Warehouse Co. Ltd.	14,300	344,613
Sundrug Co. Ltd.	26,000	626,604
Suruga Bank Ltd.	19,200	284,678
SWCC Corp.	5,200	532,255
T Hasegawa Co. Ltd.	7,300	134,638
Tadano Ltd.	48,000	420,802
Taihei Dengyo Kaisha Ltd.	15,400	282,002
Taikisha Ltd.	14,200	315,407
Taiyo Holdings Co. Ltd.	8,400	258,776
Taiyo Yuden Co. Ltd.	11,300	463,294
Takara Holdings, Inc.	59,063	667,762
Takara Standard Co. Ltd.	17,600	332,826
Takasago International Corp.	24,400	182,925
Takasago Thermal Engineering Co. Ltd.	15,400	444,148
Takashimaya Co. Ltd.	89,600	1,065,292
Takeuchi Manufacturing Co. Ltd.	8,600	387,678
Takuma Co. Ltd.	16,100	283,806
TBS Holdings, Inc.	14,000	495,179
THK Co. Ltd.	29,300	1,098,431
TKC Corp.	6,300	144,359
Toa Corp.	14,900	266,225
Toagosei Co. Ltd.	36,900	400,721
Tocalo Co. Ltd.	12,500	249,387
Toda Corp.	68,000	617,351
Toei Co. Ltd.	4,400	162,247
Toenec Corp.	3,900	60,766
Toho Co. Ltd.	50,200	467,033
Toho Holdings Co. Ltd.	21,700	620,139
Tokai Carbon Co. Ltd.	114,900	817,194
TOKAI Holdings Corp.	46,300	336,444
Tokai Rika Co. Ltd.	29,769	549,136
Token Corp.	2,850	231,219
Tokuyama Corp.	32,600	837,454
Tokyo Century Corp.	55,500	762,396
Tokyo Kiraboshi Financial Group, Inc.	3,900	290,240
Tokyo Metro Co. Ltd.	40,600	406,635
Tokyo Ohka Kogyo Co. Ltd.	12,800	752,509
Tokyo Seimitsu Co. Ltd.	6,500	718,222
Tokyo Steel Manufacturing Co. Ltd.	38,700	420,682
Tokyo Tatemono Co. Ltd.	40,100	922,732
Tokyu Construction Co. Ltd.	4,500	42,479
Tomy Co. Ltd.	19,700	320,061
Topre Corp.	26,800	407,287
Toshiba TEC Corp.	11,900	204,923
Totetsu Kogyo Co. Ltd.	7,400	261,164
Towa Pharmaceutical Co. Ltd.	9,100	230,181
Toyo Tire Corp.	40,200	985,628
Toyobo Co. Ltd.	5,000	45,690
Toyoda Gosei Co. Ltd.	32,300	953,074
See financial notes
50
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Transcosmos, Inc.	11,400	278,312
Trend Micro, Inc.	19,500	678,755
Trusco Nakayama Corp.	20,000	276,126
TS Tech Co. Ltd.	45,100	493,967
TSI Holdings Co. Ltd.	24,800	208,894
Tsubakimoto Chain Co.	31,700	475,201
Tsugami Corp.	2,700	80,984
Tsumura & Co.	16,990	396,273
Tsuruha Holdings, Inc.	14,200	186,667
TV Asahi Holdings Corp.	15,790	326,741
Tv Tokyo Holdings Corp.	5,500	139,322
UACJ Corp.	67,420	1,189,553
Ulvac, Inc.	13,500	850,128
Umios Corp.	90,300	763,512
United Super Markets Holdings, Inc.	66,812	349,093
United Urban Investment Corp.	346	390,301
Ushio, Inc.	23,400	471,189
USS Co. Ltd.	42,546	460,640
UT Group Co. Ltd.	165,400	195,866
Valor Holdings Co. Ltd.	32,000	754,240
Wacoal Holdings Corp.	9,900	292,033
Wacom Co. Ltd.	38,200	175,824
Wakita & Co. Ltd.	3,800	43,945
World Co. Ltd.	5,100	49,416
YAMABIKO Corp.	14,800	368,573
Yamaguchi Financial Group, Inc.	20,500	352,251
Yamato Kogyo Co. Ltd.	6,100	465,623
Yamazen Corp.	32,200	316,235
Yellow Hat Ltd.	22,300	215,833
Yodoko Ltd.	31,600	271,323
Yokogawa Bridge Holdings Corp.	14,300	267,911
Yokohama Financial Group, Inc.	108,200	1,027,099
Yoshinoya Holdings Co. Ltd.	15,800	318,736
Yuasa Co. Ltd.	9,800	373,992
Yurtec Corp.	13,900	222,642
Zenkoku Hosho Co. Ltd.	14,800	298,165
Zensho Holdings Co. Ltd.	9,000	496,035
Zeon Corp.	56,800	662,058
ZOZO, Inc.	39,800	267,952
		215,973,899

Jersey 0.3%
CVC Capital Partners PLC	11,260	171,376
International Workplace Group PLC	49,593	124,710
Man Group PLC	334,698	1,156,499
TP ICAP Group PLC	168,259	723,966
		2,176,551

Luxembourg 0.4%
Allegro.eu SA *	37,815	311,404
Aroundtown SA *	152,536	441,027
Befesa SA	9,514	364,691
InPost SA *	15,386	275,968
RTL Group SA	16,241	624,256
Samsonite Group SA	250,457	458,619
Spotify Technology SA *	756	337,592
Zabka Group SA *	12,940	82,571
		2,896,128

Macau 0.0%
Sands China Ltd.	156,000	327,312

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 1.8%
Adyen NV *	761	858,755
Arcadis NV	13,620	583,311
Argenx SE, ADR *	109	85,207
Basic-Fit NV *	9,079	304,323
BE Semiconductor Industries NV	3,590	1,050,127
Brembo NV	44,110	415,669
Cementir Holding NV	11,144	199,367
Corbion NV	16,505	368,845
CTP NV	10,523	198,593
Davide Campari-Milano NV	72,542	538,230
Eurocommercial Properties NV	6,714	220,258
Euronext NV	4,083	683,458
Ferrovial SE	12,927	887,716
Flow Traders Ltd. *	6,723	216,356
Fugro NV	43,090	624,873
Havas NV *	4,601	87,576
Koninklijke BAM Groep NV	81,411	895,491
Koninklijke Heijmans NV *	4,252	430,207
Koninklijke Vopak NV	10,564	528,715
MFE-MediaForEurope NV, Class A	131,572	448,983
MFE-MediaForEurope NV, Class B	28,805	124,748
OCI NV *	76,379	323,372
Pepco Group NV	37,094	330,823
Qiagen NV	20,249	690,725
Redcare Pharmacy NV *(a)	769	43,540
RHI Magnesita NV	6,103	220,179
Technip Energies NV	21,361	1,010,536
TKH Group NV	12,143	622,320
Van Lanschot Kempen NV	4,892	374,820
		13,367,123

New Zealand 0.6%
a2 Milk Co. Ltd.	68,865	352,713
Air New Zealand Ltd.	610,867	153,370
Auckland International Airport Ltd.	57,741	281,412
Chorus Ltd.	62,177	357,393
Contact Energy Ltd.	110,112	617,962
EBOS Group Ltd.	33,830	425,282
Fisher & Paykel Healthcare Corp. Ltd.	35,373	762,298
Freightways Group Ltd.	17,788	132,876
Genesis Energy Ltd.	190,579	278,084
Mercury NZ Ltd.	76,652	303,391
Meridian Energy Ltd.	150,597	505,322
SKYCITY Entertainment Group Ltd. *	341,817	128,225
Xero Ltd. *	3,567	209,483
		4,507,811

Norway 2.1%
AF Gruppen ASA	8,605	165,511
Aker Solutions ASA	95,654	435,284
Atea ASA *	20,834	351,255
Austevoll Seafood ASA	32,096	324,873
Bluenord ASA *	4,703	299,325
Bonheur ASA	5,458	158,860
Borregaard ASA	13,400	220,424
BW Offshore Ltd.	3,046	17,294
DNO ASA	366,414	791,646
DOF Group ASA	23,982	355,665
Elkem ASA	198,035	579,268
Europris ASA	34,414	351,394
Gjensidige Forsikring ASA	20,571	577,861
Hoegh Autoliners ASA	48,175	688,979
Kongsberg Gruppen ASA	14,660	490,529
Kongsberg Maritime AS *	14,660	96,080
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
51

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Leroy Seafood Group ASA	88,275	432,957
MPC Container Ships ASA	214,809	510,942
Norconsult Norge AS	46,460	197,330
Nordic Semiconductor ASA *	13,342	274,205
Norwegian Air Shuttle ASA	138,918	217,789
Odfjell Drilling Ltd.	24,190	259,532
Opera Ltd., ADR	12,865	228,354
Salmar ASA	8,546	515,636
Scatec ASA *	16,266	211,561
SFL Corp. Ltd.	40,927	471,888
SpareBank 1 Nord Norge	21,574	365,721
SpareBank 1 SMN	17,121	382,163
SpareBank 1 Sor-Norge ASA	30,108	650,685
Sparebanken Norge	18,371	399,543
Stolt-Nielsen Ltd.	10,307	335,976
Storebrand ASA	40,098	775,132
TGS ASA	60,443	981,864
TOMRA Systems ASA	25,522	260,478
Veidekke ASA	22,953	462,296
Wallenius Wilhelmsen ASA	84,515	1,081,900
		14,920,200

Poland 1.0%
Alior Bank SA	12,527	427,882
Asseco Poland SA	11,178	563,861
Bank Millennium SA *	58,367	287,861
BNPP Bank Polska SA	349	14,258
Budimex SA	1,191	216,528
CD Projekt SA	2,824	215,159
Cyfrowy Polsat SA *	125,940	521,333
Dino Polska SA *	42,769	378,276
Enea SA	94,739	577,030
Erste Bank Polska SA	4,762	811,479
Eurocash SA *	62,540	91,098
Grupa Azoty SA *	39,091	197,245
Grupa Kety SA	1,668	509,445
Jastrzebska Spolka Weglowa SA *	81,054	632,815
KRUK SA	2,512	302,474
LPP SA	122	737,663
mBank SA *	1,096	346,381
Orange Polska SA	183,088	751,334
		7,582,122

Portugal 0.4%
Banco Comercial Portugues SA, Class R	835,967	893,549
Navigator Co. SA	74,948	294,705
NOS SGPS SA *	79,311	523,726
REN - Redes Energeticas Nacionais SGPS SA	112,035	496,374
Sonae SGPS SA	396,593	906,718
		3,115,072

Republic of Korea 10.2%
Amorepacific Corp.	7,437	681,847
Amorepacific Holdings Corp.	20,430	386,959
Asiana Airlines, Inc. *	78,190	372,218
BGF retail Co. Ltd.	4,960	443,362
BH Co. Ltd.	14,795	349,114
Binggrae Co. Ltd.	2,900	147,424
Celltrion, Inc.	5,742	782,134
Cheil Worldwide, Inc.	26,040	353,055
CJ ENM Co. Ltd. *	9,834	361,329
CJ Logistics Corp.	6,703	460,297
Coway Co. Ltd.	14,958	868,314
Daeduck Electronics Co. Ltd.	10,244	795,040
SECURITY	NUMBER OF SHARES	VALUE ($)
Daesang Corp.	16,048	224,928
Daewoo Engineering & Construction Co. Ltd. *	207,054	4,962,204
Daishin Securities Co. Ltd. *	7,916	205,085
Daou Technology, Inc.	12,637	400,104
DB HiTek Co. Ltd.	8,948	968,899
DL E&C Co. Ltd.	31,664	2,134,395
DL Holdings Co. Ltd. *	8,217	399,917
Dongjin Semichem Co. Ltd.	8,077	313,451
Dongwon Industries Co. Ltd.	6,340	165,974
Doosan Bobcat, Inc.	20,847	1,025,332
Doosan Co. Ltd.	1,413	1,560,005
DoubleDown Interactive Co. Ltd., ADR *	15,054	163,938
E1 Corp.	430	31,398
Ecopro BM Co. Ltd.	2,130	299,919
Ecopro Co. Ltd. *	5,851	612,401
F&F Co. Ltd.	4,598	208,920
Gravity Co. Ltd., ADR	2,491	152,898
GS Engineering & Construction Corp.	69,864	1,813,447
GS Retail Co. Ltd.	23,593	375,383
Hanon Systems *	128,434	369,426
Hansol Chemical Co. Ltd.	1,594	311,901
Hanwha Aerospace Co. Ltd.	703	671,623
Hanwha General Insurance Co. Ltd. *	10,284	46,242
Hanwha Life Insurance Co. Ltd. *	96,453	319,840
Hanwha Solutions Corp. *	9,574	332,047
Harim Holdings Co. Ltd.	106,847	948,779
HD Construction Equipment Co. Ltd.	9,937	1,248,434
HD Hyundai Electric Co. Ltd.	117	100,610
HD Hyundai Heavy Industries Co. Ltd.	202	94,071
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,008	1,255,016
HDC Holdings Co. Ltd.	18,568	354,156
Hite Jinro Co. Ltd.	13,915	161,151
HL Mando Co. Ltd.	20,377	793,712
Hotel Shilla Co. Ltd. *	12,486	556,456
HS Hyosung Advanced Materials Corp.	1,761	322,846
HYBE Co. Ltd. *	856	153,381
Hyosung Heavy Industries Corp.	37	99,671
Hyosung TNC Corp.	3,299	1,160,760
Hyundai Department Store Co. Ltd.	6,538	483,498
Hyundai Elevator Co. Ltd.	3,350	224,805
Hyundai Green Food	15,203	169,537
Hyundai Marine & Fire Insurance Co. Ltd. *	39,283	809,625
Hyundai Rotem Co. Ltd.	1,695	310,177
Hyundai Wia Corp.	16,231	913,789
iM Financial Group Co. Ltd.	74,016	957,848
Industrial Bank of Korea	58,169	891,664
IPARK Hyundai Development Co., Class E	20,072	312,751
JB Financial Group Co. Ltd.	37,971	702,651
Kakao Corp.	22,227	715,555
Kangwon Land, Inc.	16,933	197,083
KCC Corp.	1,863	706,595
KCC Glass Corp.	6,951	137,742
KEPCO Plant Service & Engineering Co. Ltd.	5,674	240,870
KIWOOM Securities Co. Ltd.	1,722	469,503
Kolon Corp.	2,134	105,266
Kolon Industries, Inc.	18,575	1,197,251
Korea Aerospace Industries Ltd.	3,335	382,080
Korea Investment Holdings Co. Ltd.	6,358	1,044,769
Korea Petrochemical Ind Co. Ltd.	4,085	504,492
Korean Reinsurance Co.	54,503	455,477
Krafton, Inc. *	3,033	545,322
Kumho Tire Co., Inc. *	53,047	209,679
LF Corp.	14,102	236,654
LG CNS Co. Ltd.	3,098	137,644
LG Energy Solution Ltd. *	1,737	545,302
See financial notes
52
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lotte Chilsung Beverage Co. Ltd.	1,908	158,098
Lotte Corp.	20,422	425,077
LOTTE Fine Chemical Co. Ltd.	8,553	402,915
Lotte Rental Co. Ltd.	10,160	231,210
Lotte Shopping Co. Ltd.	13,678	1,247,730
LS Corp.	7,205	2,241,572
LS Electric Co. Ltd.	5,000	960,229
LX International Corp.	37,475	1,358,119
LX Semicon Co. Ltd.	8,098	344,237
Macquarie Korea Infrastructure Fund	38,135	291,823
Meritz Financial Group, Inc. *	10,209	772,619
Mirae Asset Securities Co. Ltd.	26,922	1,195,821
Misto Holdings Corp.	8,991	247,323
NC Corp.	4,385	809,603
Netmarble Corp.	4,345	146,415
NH Investment & Securities Co. Ltd.	23,780	545,251
NHN Corp. *	9,227	258,178
NICE Holdings Co. Ltd. *	1,452	14,306
NongShim Co. Ltd.	1,176	301,966
OCI Holdings Co. Ltd.	5,007	1,262,679
Orion Corp.	5,582	540,436
Orion Holdings Corp.	18,232	320,482
Otoki Corp.	914	225,935
Pan Ocean Co. Ltd.	169,871	637,801
Poongsan Corp.	5,759	386,665
Posco International Corp.	20,665	1,216,326
S-1 Corp.	6,150	357,009
Samchully Co. Ltd.	405	40,495
Samsung Biologics Co. Ltd. *	150	149,562
Samsung E&A Co. Ltd.	58,758	2,128,037
Samsung Episholdings Co. Ltd. *	86	31,765
Samsung Heavy Industries Co. Ltd. *	21,086	464,453
Samsung Life Insurance Co. Ltd.	10,568	1,797,397
Samsung Securities Co. Ltd.	8,533	625,250
Samyang Biopharmaceuticals Corp. *	3,450	179,211
Samyang Holdings Corp.	3,790	179,344
SD Biosensor, Inc. *	30,732	175,249
SeAH Besteel Holdings Corp.	1,220	62,438
SeAH Steel Holdings Corp.	929	150,324
Seegene, Inc.	16,475	274,023
SFA Engineering Corp.	10,143	217,083
Shinsegae, Inc.	4,412	1,219,345
SIMMTECH Co. Ltd.	8,349	501,262
SK Chemicals Co. Ltd.	5,747	231,536
SK Discovery Co. Ltd.	7,614	286,962
SK Gas Ltd.	1,056	205,761
SK Networks Co. Ltd.	112,343	446,238
SKC Co. Ltd. *	2,473	199,439
SL Corp.	7,229	309,637
Soulbrain Co. Ltd.	1,006	316,522
Sungwoo Hitech Co. Ltd.	18,936	114,665
Taihan Cable & Solution Co. Ltd. *	17,478	672,107
WONIK IPS Co. Ltd.	6,540	528,512
Youngone Corp.	7,359	412,623
Youngone Holdings Co. Ltd.	2,703	382,045
Yuhan Corp.	3,549	221,390
		74,349,942

Singapore 2.1%
BW LPG Ltd.	40,271	804,577
CapitaLand Ascendas REIT	367,900	723,095
CapitaLand Ascott Trust	342,604	241,372
CapitaLand Integrated Commercial Trust	402,080	748,880
CapitaLand Investment Ltd.	172,698	378,747
City Developments Ltd.	87,400	562,501
ComfortDelGro Corp. Ltd.	709,800	826,395
Frasers Logistics & Commercial Trust	430,400	325,269
SECURITY	NUMBER OF SHARES	VALUE ($)
Genting Singapore Ltd.	903,200	484,674
Grab Holdings Ltd., A Shares *	53,978	206,196
Hafnia Ltd.	95,864	850,025
Hutchison Port Holdings Trust, U Shares	2,623,300	550,893
IGG, Inc.	271,900	108,126
Jardine Cycle & Carriage Ltd.	25,000	642,078
Keppel Infrastructure Trust	995,215	422,231
Mapletree Industrial Trust	202,666	314,511
Mapletree Logistics Trust	340,632	327,926
Mapletree Pan Asia Commercial Trust	254,992	259,102
Netlink NBN Trust	296,400	235,201
SATS Ltd.	98,149	255,453
Sea Ltd., ADR *	7,460	633,205
Seatrium Ltd.	128,473	238,171
Sembcorp Industries Ltd.	119,200	625,554
Sheng Siong Group Ltd.	99,100	236,228
Singapore Exchange Ltd.	60,200	1,029,344
Singapore Post Ltd.	516,400	140,226
Singapore Technologies Engineering Ltd.	109,300	926,260
UOL Group Ltd.	89,201	746,230
Venture Corp. Ltd.	82,800	1,056,853
Yanlord Land Group Ltd. *	30,400	16,645
		14,915,968

Spain 1.4%
Abengoa SA, B Shares *(b)	66,135,341	0
Acciona SA	3,535	1,028,977
Atresmedia Corp. de Medios de Comunicacion SA	29,120	177,228
Bankinter SA	65,744	1,094,051
CIE Automotive SA	9,830	335,098
Colonial SFL Socimi SA	42,484	272,481
Construcciones y Auxiliar de Ferrocarriles SA	3,920	295,118
Corp. ACCIONA Energias Renovables SA	8,602	226,154
Ebro Foods SA	14,009	298,923
EDP Renovaveis SA *	31,401	525,049
Elecnor SA	7,618	338,589
Enagas SA	56,627	1,133,225
Faes Farma SA	35,301	201,318
Fluidra SA	13,144	307,591
Gestamp Automocion SA	95,654	362,525
Indra Sistemas SA	6,829	392,766
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	145,050	202,583
Logista Integral SA	12,303	480,656
Merlin Properties Socimi SA	28,278	494,503
Puig Brands SA, Class B	10,686	221,496
Sacyr SA	118,724	653,570
Unicaja Banco SA	68,441	222,182
Vidrala SA	3,231	291,471
Viscofan SA	8,665	610,180
		10,165,734

Sweden 3.2%
AAK AB	27,324	783,788
AcadeMedia AB	26,682	286,103
AddLife AB, B Shares	10,577	164,920
AddTech AB, B Shares	11,568	424,846
AFRY AB	27,291	333,109
Alleima AB	48,184	431,705
Ambea AB	16,619	252,181
Arjo AB, B Shares	66,276	174,945
Asmodee Group AB, Class B *	12,615	169,289
Attendo AB	27,769	321,273
Avanza Bank Holding AB	5,136	185,657
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
53

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Axfood AB	18,156	554,350
Beijer Ref AB, Class B (a)	31,104	440,670
Betsson AB, Class B	26,503	269,544
Bilia AB, A Shares	29,067	395,420
Billerud Aktiebolag	89,884	617,874
Bravida Holding AB	48,004	496,015
Castellum AB	46,662	597,271
Coffee Stain Group AB, Class B *	18,899	44,643
Dometic Group AB *	139,215	470,446
Electrolux Professional AB, B Shares	26,134	131,444
Elekta AB, B Shares	100,929	586,178
Embracer Group AB *	27,072	186,714
EQT AB	19,261	628,497
Evolution AB	14,287	1,006,886
Fabege AB	23,596	198,250
Fastighets AB Balder, B Shares *	40,926	244,826
Getinge AB, B Shares	42,383	853,248
Granges AB	30,483	573,491
Hexpol AB *	61,637	501,695
Holmen AB, B Shares	16,545	569,136
Indutrade AB	22,648	489,283
Intrum AB *	30,145	116,300
Inwido AB	13,768	210,207
JM AB	26,861	337,650
Lagercrantz Group AB, B Shares	7,336	193,989
Lifco AB, B Shares	9,282	292,060
Lindab International AB	11,413	188,829
Loomis AB	17,721	821,104
MEKO AB	12,777	94,027
Mycronic AB	8,642	272,696
NCC AB, B Shares	29,346	633,151
New Wave Group AB, B Shares	14,975	157,554
Nibe Industrier AB, B Shares	219,090	995,951
Nolato AB, B Shares	28,442	152,796
Peab AB, B Shares	61,718	599,614
Ratos AB, B Shares	72,088	256,202
Saab AB, B Shares	11,546	700,879
Sagax AB, B Shares	8,721	173,556
Samhallsbyggnadsbolaget i Norden AB *	538,697	196,044
Scandic Hotels Group AB	38,976	380,111
Sinch AB *	170,437	540,747
Svenska Cellulosa AB SCA, B Shares	59,103	677,238
Sweco AB, B Shares	24,396	333,462
Swedish Orphan Biovitrum AB *	14,814	694,970
Thule Group AB	18,470	461,354
Wihlborgs Fastigheter AB	23,174	204,878
		23,069,066

Switzerland 3.3%
Accelleron Industries AG	4,027	431,452
Allreal Holding AG	1,435	391,885
ALSO Holding AG	2,275	469,162
Aryzta AG *	6,519	521,691
Avolta AG *	15,481	855,535
Banque Cantonale Vaudoise	2,453	386,530
Belimo Holding AG	479	438,649
Bell Food Group AG	802	191,282
Berner Kantonalbank AG	114	59,382
BKW AG	2,656	530,919
Bossard Holding AG, Class A	1,036	211,483
Bucher Industries AG	463	183,856
Burckhardt Compression Holding AG	267	178,791
Cembra Money Bank AG	3,627	443,540
Clariant AG *	95,725	985,912
Comet Holding AG	682	270,394
Daetwyler Holding AG	911	183,051
DKSH Holding AG	12,262	936,068
SECURITY	NUMBER OF SHARES	VALUE ($)
dormakaba Holding AG	4,280	284,986
EFG International AG *	2,573	55,360
Emmi AG	437	457,327
EMS-Chemie Holding AG	705	600,959
Flughafen Zurich AG	1,418	402,650
Forbo Holding AG	300	282,630
Galderma Group AG *	2,592	543,784
Galenica AG	9,219	982,251
Georg Fischer AG	7,795	426,395
Helvetia Baloise Holding AG *	6,114	1,676,361
Huber & Suhner AG	2,439	708,356
Implenia AG	981	77,422
Inficon Holding AG	1,501	277,836
Interroll Holding AG	100	209,125
Kardex Holding AG *	524	187,219
Landis & Gyr Group AG *	7,188	482,052
Luzerner Kantonalbank AG	1,617	213,227
Mobimo Holding AG	456	217,685
OC Oerlikon Corp. AG Pfaffikon	96,132	420,523
On Holding AG, Class A *	5,126	182,537
PSP Swiss Property AG	2,166	432,920
SFS Group AG	2,206	336,094
Siegfried Holding AG *	2,749	277,258
SIG Group AG *	56,587	916,953
Softwareone Holding AG (a)	29,344	259,670
St. Galler Kantonalbank AG	271	223,015
Stadler Rail AG	12,050	352,030
Straumann Holding AG	6,282	681,778
Sulzer AG	1,775	337,868
Swiss Prime Site AG	4,834	837,711
Swissquote Group Holding SA	336	170,046
Tecan Group AG	2,334	353,135
Temenos AG	4,468	423,761
Valiant Holding AG	1,736	403,478
VAT Group AG	1,326	996,158
Vontobel Holding AG	5,283	448,140
		23,808,282

Taiwan 0.1%
FIT Hon Teng Ltd. *	540,000	533,697

United Kingdom 7.4%
4imprint Group PLC	5,829	289,035
AG Barr PLC	17,292	150,828
Airtel Africa PLC	269,520	1,301,680
Allfunds Group PLC	47,792	489,110
ARM Holdings PLC, ADR *	416	87,493
Ashmore Group PLC	101,798	287,571
Autotrader Group PLC	57,900	389,489
Babcock International Group PLC	48,444	729,821
Beazley PLC	56,590	982,933
Big Yellow Group PLC	16,348	200,655
Bodycote PLC	49,312	457,945
Breedon Group PLC	84,819	353,639
Bridgepoint Group PLC	18,184	61,722
Brightstar Lottery PLC	27,198	357,110
British Land Co. PLC	105,825	559,969
Carnival PLC, ADR	15,888	420,238
Chemring Group PLC	35,496	252,132
Clarkson PLC	5,282	347,587
Close Brothers Group PLC *	93,125	560,983
Coats Group PLC	340,983	385,578
Computacenter PLC	17,693	895,802
Convatec Group PLC	222,192	637,207
Cranswick PLC	11,611	851,602
CVS Group PLC	10,870	171,136
See financial notes
54
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Derwent London PLC	13,760	321,939
Diploma PLC	7,059	668,059
Domino's Pizza Group PLC	106,000	279,680
Dr. Martens PLC	266,683	225,717
Dunelm Group PLC	22,673	232,009
easyJet PLC	134,244	642,537
Elementis PLC	116,537	234,695
Endava PLC, ADR *	18,665	75,033
Endeavour Mining PLC	15,310	881,620
Energean PLC	26,826	326,159
Frasers Group PLC *	41,563	370,730
Fresnillo PLC	15,544	686,373
Future PLC	23,106	104,952
Games Workshop Group PLC	2,392	634,422
Gamma Communications PLC	18,026	221,839
Genuit Group PLC	56,662	199,700
Genus PLC	7,936	253,126
Grainger PLC	78,706	171,680
Greggs PLC	28,991	598,449
Halma PLC	21,576	1,298,393
Harbour Energy PLC	295,359	1,174,606
Helios Towers PLC *	23,214	63,114
Hikma Pharmaceuticals PLC	35,788	680,436
Hill & Smith PLC	12,198	426,580
Hilton Food Group PLC	34,329	251,550
Hiscox Ltd.	12,844	270,267
Howden Joinery Group PLC	91,587	966,270
Hunting PLC	52,101	360,154
Ibstock PLC	119,592	166,803
ICG PLC	33,839	834,291
IG Group Holdings PLC	64,152	1,312,041
IMI PLC	32,325	1,231,197
InterContinental Hotels Group PLC	6,803	972,700
International Personal Finance PLC	21,870	73,655
Ithaca Energy PLC	20,178	73,823
J D Wetherspoon PLC	20,547	163,562
James Halstead PLC	78,714	145,455
JET2 PLC	30,605	454,321
Johnson Service Group PLC	92,837	162,900
Jupiter Fund Management PLC	29,895	61,738
Keller Group PLC	24,846	755,247
Kier Group PLC	158,327	440,614
Lancashire Holdings Ltd.	35,650	278,452
Land Securities Group PLC	108,592	873,762
Lion Finance Group PLC	4,217	633,506
LondonMetric Property PLC	73,244	188,536
Marshalls PLC	71,110	126,759
Mitchells & Butlers PLC *	67,771	231,932
Mitie Group PLC	277,141	655,434
MONY Group PLC	111,317	269,322
Morgan Advanced Materials PLC	118,112	351,175
Morgan Sindall Group PLC	9,452	602,447
Ninety One PLC	84,060	246,681
Ocado Group PLC *	71,906	194,426
OSB Group PLC	83,746	602,029
Oxford Instruments PLC	7,081	278,080
Pagegroup PLC	145,405	264,539
Paragon Banking Group PLC	32,318	329,166
Pennon Group PLC	115,756	865,545
Pets at Home Group PLC	174,745	428,012
Polar Capital Holdings PLC	22,926	212,448
Premier Foods PLC	131,539	353,866
Primary Health Properties PLC	204,202	259,796
QinetiQ Group PLC	82,612	500,628
Quilter PLC	376,052	939,038
Renew Holdings PLC	18,755	230,964
Renishaw PLC	5,060	325,955
Rightmove PLC	44,375	261,701
SECURITY	NUMBER OF SHARES	VALUE ($)
Rotork PLC	114,407	480,738
RWS Holdings PLC	195,019	235,916
Safestore Holdings PLC	25,575	232,646
Savills PLC	40,771	458,812
Schroders PLC	169,514	1,334,750
Segro PLC	83,048	786,629
Senior PLC	104,568	406,240
Serica Energy PLC	115,262	450,050
Softcat PLC	13,451	252,558
Spirax Group PLC	9,467	923,950
Spire Healthcare Group PLC	82,220	182,366
SSP Group PLC	189,427	409,585
Tate & Lyle PLC	143,678	717,716
Telecom Plus PLC	14,291	227,524
THG PLC *(a)	434,654	184,061
TORM PLC, Class A	23,607	757,097
Tritax Big Box REIT PLC	120,792	247,937
UNITE Group PLC	29,157	183,741
Vesuvius PLC	114,400	686,192
Victrex PLC	34,036	279,276
Vistry Group PLC *	104,736	467,452
Watches of Switzerland Group PLC *	74,502	521,433
Weir Group PLC	26,735	969,019
WH Smith PLC	33,401	234,636
Wickes Group PLC	8,891	24,148
Zegona Communications PLC	3,035	72,454
Zigup PLC	119,800	654,517
		53,575,343

United States 0.6%
Alkermes PLC *	7,429	250,432
Atlassian Corp., Class A *	952	65,298
Diversified Energy Co.	22,355	366,252
Dole PLC	25,330	384,509
Garrett Motion, Inc.	21,235	543,828
Kulicke & Soffa Industries, Inc.	14,775	1,263,262
Lionsgate Studios Corp. *	35,424	440,675
Nordic American Tankers Ltd.	14,622	81,591
SolarEdge Technologies, Inc. *	17,506	750,307
		4,146,154
Total Common Stocks (Cost $461,166,589)		717,839,585

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.3%
Draegerwerk AG & Co. KGaA	5,615	593,377
Jungheinrich AG	15,501	467,026
KSB SE & Co. KGaA	224	250,734
Sartorius AG	2,174	555,405
Sixt SE	4,251	292,195
STO SE & Co. KGaA	1,078	130,096
		2,288,833

Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	7,262	408,660

Republic of Korea 0.0%
Daishin Securities Co. Ltd. *	7,019	112,682
Total Preferred Stocks (Cost $2,018,893)		2,810,175

See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
55

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

United Kingdom 0.0%
Greencore Group PLC
CVR *(b)	103,749	1,271
Total Rights (Cost $2,926)		1,271

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(b)	9,173	27,265
Total Warrants (Cost $0)		27,265

SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (c)(d)	7,658,670	7,658,670
Total Short-Term Investments (Cost $7,658,670)		7,658,670
Total Investments in Securities (Cost $470,847,078)		728,336,966

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/19/26	46	7,006,030	203,280

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $7,426,025.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Industrials	25.2%
Materials	11.9%
Financials	11.7%
Consumer Discretionary	11.4%
Information Technology	8.6%
Consumer Staples	6.8%
Real Estate	6.6%
Energy	4.9%
Communication Services	4.5%
Health Care	4.5%
Utilities	3.0%
Short-Term Investments	1.0%
Total	100.1%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$1,520,148	$—	$1,520,148
Australia	2,808,862	33,179,317	—	35,988,179
Austria	1,517,289	3,179,729	—	4,697,018
Belgium	714,377	6,985,351	—	7,699,728
British Virgin Islands	108,448	—	—	108,448
See financial notes
56
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Canada	$64,744,531	$1,010,547	$—	65,755,078
China	1,338,266	6,333,000	255,372	7,926,638
Cyprus	984,792	—	—	984,792
Denmark	809,198	8,796,563	—	9,605,761
Faeroe Islands	123,969	—	—	123,969
Finland	1,181,695	7,429,522	—	8,611,217
France	4,465,429	24,740,681	—	29,206,110
Germany	503,186	23,033,212	—	23,536,398
Guernsey	54,232	107,856	—	162,088
Hong Kong	4,181,335	14,488,799	0 *	18,670,134
Iraq	69,127	—	—	69,127
Ireland	3,250,580	—	—	3,250,580
Israel	2,606,875	13,437,019	—	16,043,894
Italy	1,083,571	14,227,312	—	15,310,883
Japan	24,660,486	190,914,352	399,061	215,973,899
Jersey	848,676	1,327,875	—	2,176,551
Luxembourg	1,044,419	1,851,709	—	2,896,128
Netherlands	929,227	12,437,896	—	13,367,123
New Zealand	3,403,154	1,104,657	—	4,507,811
Norway	9,313,140	5,607,060	—	14,920,200
Poland	2,572,101	5,010,021	—	7,582,122
Portugal	1,403,092	1,711,980	—	3,115,072
Republic of Korea	6,354,079	67,995,863	—	74,349,942
Singapore	3,702,328	11,213,640	—	14,915,968
Spain	1,945,988	8,219,746	0 *	10,165,734
Sweden	6,790,527	16,278,539	—	23,069,066
Switzerland	3,597,599	20,210,683	—	23,808,282
United Kingdom	23,892,244	29,683,099	—	53,575,343
United States	4,146,154	—	—	4,146,154
Preferred Stocks[1]	—	2,810,175	—	2,810,175
Rights
United Kingdom	—	—	1,271	1,271
Warrants
Italy	—	—	27,265	27,265
Short-Term Investments[1]	7,658,670	—	—	7,658,670
Futures Contracts[2]	203,280	—	—	203,280
Total	$193,010,926	$534,846,351	$682,969	$728,540,246

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
57

Schwab Fundamental International Small Equity Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $470,847,078) including securities on loan of $7,426,025		$728,336,966
Cash		1,574,710
Foreign currency, at value (cost $1,195,660)		1,200,679
Deposit with broker for futures contracts		415,072
Receivables:
Dividends		3,374,752
Foreign tax reclaims		1,008,021
Investments sold		275,699
Variation margin on future contracts		174,535
Fund shares sold		73,452
Income from securities on loan	+	11,964
Total assets		736,445,850

Liabilities
Collateral held for securities on loan		7,658,670
Payables:
Fund shares redeemed		1,097,595
Investment adviser fees	+	228,785
Total liabilities		8,985,050
Net assets		$727,460,800

Net Assets by Source
Capital received from investors		$473,140,346
Total distributable earnings	+	254,320,454
Net assets		$727,460,800

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$727,460,800		42,393,716		$17.16

See financial notes
58
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $1,247,154)		$9,148,536
Other Interest		11,861
Interest received from securities - unaffiliated issuers		3,977
Securities on loan, net	+	71,554
Total investment income		9,235,928

Expenses
Investment adviser fees		1,323,402
Total expenses	–	1,323,402
Net investment income		7,912,526

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		29,530,793
Net realized gains on futures contracts		537,740
Net realized losses on foreign currency transactions	+	(178,675)
Net realized gains		29,889,858
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		61,064,151
Net change in unrealized appreciation (depreciation) on futures contracts		183,582
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	155,223
Net change in unrealized appreciation (depreciation)		61,402,956
Net realized and unrealized gains		91,292,814
Increase in net assets resulting from operations		$99,205,340
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
59

Schwab Fundamental International Small Equity Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$7,912,526	$16,745,176
Net realized gains		29,889,858	40,021,261
Net change in unrealized appreciation (depreciation)	+	61,402,956	90,581,710
Increase in net assets resulting from operations		$99,205,340	$147,348,147

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($53,010,834 )	($25,042,016 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,802,465	$45,841,757	5,343,605	$76,593,969
Shares reinvested		2,669,861	40,902,260	1,591,547	19,591,935
Shares redeemed	+	(4,347,883)	(71,205,032)	(9,229,044)	(129,197,207)
Net transactions in fund shares		1,124,443	$15,538,985	(2,293,892)	($33,011,303 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		41,269,273	$665,727,309	43,563,165	$576,432,481
Total increase (decrease)	+	1,124,443	61,733,491	(2,293,892)	89,294,828
End of period		42,393,716	$727,460,800	41,269,273	$665,727,309
See financial notes
60
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$11.60	$9.85	$8.02	$7.35	$10.24	$7.51
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.39	0.39	0.39	0.52	0.36
Net realized and unrealized gains (losses)	1.42	1.79	1.87	0.71	(2.96)	2.63
Total from investment operations	1.57	2.18	2.26	1.10	(2.44)	2.99
Less distributions:
Distributions from net investment income	(0.45)	(0.43)	(0.43)	(0.43)	(0.45)	(0.26)
Net asset value at end of period	$12.72	$11.60	$9.85	$8.02	$7.35	$10.24
Total return	14.04%*	23.27%	29.16%	15.14%	(24.86%)	40.39%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%**	0.39%	0.39%	0.39%	0.39%[2]	0.39%
Net investment income (loss)	2.48%**	3.85%	4.29%	4.75%	5.83%	3.75%
Portfolio turnover rate	7%*	21%	20%	20%	24%	32%
Net assets, end of period (x 1,000,000)	$1,728	$1,340	$933	$695	$604	$708

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
61

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 93.7% OF NET ASSETS

Brazil 9.3%
Ambev SA	1,383,676	4,054,513
Axia Energia SA	233,706	2,928,522
B3 SA - Brasil Bolsa Balcao	824,445	3,001,887
Banco Bradesco SA	672,989	2,272,381
Banco do Brasil SA	2,108,118	9,455,410
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	451,970	3,025,729
Cia Energetica de Minas Gerais	169,732	576,194
Cia Paranaense de Energia - Copel	445,520	1,430,544
Cia Siderurgica Nacional SA *	1,587,231	1,996,940
Cosan SA *	909,108	925,301
Equatorial SA	321,807	2,750,287
Itau Unibanco Holding SA	146,160	1,285,445
Klabin SA	458,778	1,619,500
Localiza Rent a Car SA	209,068	1,938,348
MBRF Global Foods Co. SA	131,438	462,653
Natura Cosmeticos SA *	95,985	197,522
Petroleo Brasileiro SA - Petrobras	4,436,663	49,036,424
Suzano SA	333,000	2,948,164
Telefonica Brasil SA	328,145	2,601,012
Ultrapar Participacoes SA	875,138	5,291,335
Vale SA	3,239,855	53,114,308
Vibra Energia SA	1,460,284	9,820,158
		160,732,577

Chile 0.4%
Banco de Chile	9,414,012	1,764,768
Cencosud SA	588,214	1,487,188
Empresas Copec SA	289,249	2,026,135
Enel Americas SA	11,111,907	1,037,330
Falabella SA	79,922	484,074
		6,799,495

China 30.1%
Agricultural Bank of China Ltd., A Shares	1,690,800	1,710,437
Agricultural Bank of China Ltd., H Shares	10,065,600	7,852,157
Alibaba Group Holding Ltd.	3,081,692	50,789,394
Aluminum Corp. of China Ltd., A Shares	589,400	1,017,670
Aluminum Corp. of China Ltd., H Shares	1,506,000	2,205,623
Anhui Conch Cement Co. Ltd., A Shares	349,400	1,080,742
Anhui Conch Cement Co. Ltd., H Shares	1,040,000	2,605,658
ANTA Sports Products Ltd.	204,400	2,141,299
BAIC Motor Corp. Ltd., H Shares *	6,810,000	1,214,585
Baidu, Inc., A Shares *	634,850	10,024,918
Bank of Beijing Co. Ltd., A Shares	1,869,100	1,450,134
Bank of China Ltd., A Shares	952,200	801,175
Bank of China Ltd., H Shares	31,270,234	20,305,626
Bank of Communications Co. Ltd., A Shares	1,823,500	1,814,172
Bank of Communications Co. Ltd., H Shares	3,697,000	3,381,591
BOE Technology Group Co. Ltd., A Shares	3,384,500	2,028,521
BYD Co. Ltd., A Shares	41,400	628,271
BYD Co. Ltd., H Shares	328,100	4,364,440
CGN Power Co. Ltd., A Shares	363,300	243,962
CGN Power Co. Ltd., H Shares	3,878,000	1,727,879
China CITIC Bank Corp. Ltd., A Shares	322,300	396,786
China CITIC Bank Corp. Ltd., H Shares	4,753,000	4,984,469
SECURITY	NUMBER OF SHARES	VALUE ($)
China Coal Energy Co. Ltd., A Shares	123,600	338,707
China Coal Energy Co. Ltd., H Shares	1,272,000	2,379,705
China Construction Bank Corp., A Shares	612,800	891,922
China Construction Bank Corp., H Shares	38,476,960	43,432,758
China Everbright Bank Co. Ltd., A Shares	2,773,600	1,267,684
China Everbright Bank Co. Ltd., H Shares	5,713,000	2,264,487
China Hongqiao Group Ltd.	1,084,000	4,588,621
China Life Insurance Co. Ltd., A Shares	13,000	70,014
China Life Insurance Co. Ltd., H Shares	746,000	2,752,032
China Mengniu Dairy Co. Ltd.	1,371,000	3,053,232
China Merchants Bank Co. Ltd., A Shares	659,900	3,701,151
China Merchants Bank Co. Ltd., H Shares	1,187,150	7,185,267
China Minsheng Banking Corp. Ltd., A Shares	4,588,900	2,485,479
China Minsheng Banking Corp. Ltd., H Shares	6,605,410	3,014,396
China National Building Material Co. Ltd., H Shares	8,144,562	5,307,389
China Pacific Insurance Group Co. Ltd., A Shares	148,700	814,023
China Pacific Insurance Group Co. Ltd., H Shares	742,400	3,240,848
China Petroleum & Chemical Corp., A Shares	2,327,000	1,838,391
China Petroleum & Chemical Corp., H Shares	30,328,400	17,917,709
China Railway Group Ltd., A Shares	1,716,400	1,278,948
China Railway Group Ltd., H Shares	4,766,000	2,310,467
China Resources Land Ltd.	1,503,000	6,314,901
China Shenhua Energy Co. Ltd., A Shares	137,000	962,085
China Shenhua Energy Co. Ltd., H Shares	1,247,500	7,749,308
China State Construction Engineering Corp. Ltd., A Shares	4,362,400	3,139,849
China Tower Corp. Ltd., H Shares	2,019,400	2,861,720
China United Network Communications Ltd., A Shares	2,575,450	1,708,420
China Vanke Co. Ltd., A Shares *	2,775,000	1,592,187
China Vanke Co. Ltd., H Shares *	4,472,800	1,715,697
China Yongda Automobiles Services Holdings Ltd.	5,305,000	691,477
China Zheshang Bank Co. Ltd., H Shares	1,480,000	461,090
CITIC Securities Co. Ltd., A Shares	304,400	1,217,521
CITIC Securities Co. Ltd., H Shares	296,000	1,050,928
CMOC Group Ltd., H Shares	201,000	459,585
Contemporary Amperex Technology Co. Ltd., A Shares	11,200	719,195
COSCO SHIPPING Holdings Co. Ltd., A Shares	792,500	1,641,893
COSCO SHIPPING Holdings Co. Ltd., H Shares	2,155,500	3,962,873
Country Garden Services Holdings Co. Ltd.	303,000	241,876
CRRC Corp. Ltd., A Shares	647,530	565,893
CRRC Corp. Ltd., H Shares	1,582,000	1,053,069
Daqo New Energy Corp., ADR *	84,221	1,618,728
ENN Energy Holdings Ltd.	394,900	3,095,744
Geely Automobile Holdings Ltd.	1,651,000	4,827,054
See financial notes
62
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Gree Electric Appliances, Inc. of Zhuhai, A Shares	310,300	1,822,150
Haier Smart Home Co. Ltd., A Shares	245,700	776,573
Haier Smart Home Co. Ltd., H Shares	1,036,000	2,926,135
Hello Group, Inc., ADR	156,808	978,482
Huaneng Power International, Inc., A Shares	245,700	251,727
Huaneng Power International, Inc., H Shares	2,044,000	1,631,025
Industrial & Commercial Bank of China Ltd., A Shares	1,424,500	1,551,851
Industrial & Commercial Bank of China Ltd., H Shares	26,494,172	23,869,928
Industrial Bank Co. Ltd., A Shares	1,556,700	4,085,875
iQIYI, Inc., ADR *	1,077,372	1,271,299
JD Logistics, Inc. *	370,700	721,972
JD.com, Inc., ADR	838,825	25,433,174
Jiangxi Copper Co. Ltd., A Shares	164,300	1,106,305
Jiangxi Copper Co. Ltd., H Shares	1,090,000	5,180,187
JinkoSolar Holding Co. Ltd., ADR	71,469	1,668,801
KE Holdings, Inc., ADR	151,092	2,588,206
Kunlun Energy Co. Ltd.	3,328,000	3,202,686
Kweichow Moutai Co. Ltd., A Shares	8,600	1,743,340
Li Ning Co. Ltd.	846,500	2,203,836
Longfor Group Holdings Ltd.	2,836,000	2,936,472
Lufax Holding Ltd., ADR *	680,622	1,299,988
Meituan, B Shares *	452,570	4,869,284
Midea Group Co. Ltd., A Shares	266,900	3,175,027
NetEase, Inc.	220,743	5,167,412
PDD Holdings, Inc., ADR *	83,625	8,352,465
PetroChina Co. Ltd., A Shares	1,187,900	2,126,465
PetroChina Co. Ltd., H Shares	15,672,000	24,174,280
PICC Property & Casualty Co. Ltd., H Shares	2,610,000	4,714,606
Ping An Bank Co. Ltd., A Shares	1,095,200	1,844,016
Ping An Insurance Group Co. of China Ltd., A Shares	688,800	6,007,405
Ping An Insurance Group Co. of China Ltd., H Shares	2,549,500	20,722,586
Poly Developments & Holdings Group Co. Ltd., A Shares	1,134,900	1,022,928
Postal Savings Bank of China Co. Ltd., A Shares	812,200	602,797
Postal Savings Bank of China Co. Ltd., H Shares	4,321,000	2,778,498
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,015,100	2,735,334
Shenzhou International Group Holdings Ltd.	191,700	1,168,492
Sinopharm Group Co. Ltd., H Shares	1,637,600	3,895,460
Sunac China Holdings Ltd. *	6,169,000	914,333
Tencent Holdings Ltd.	486,000	29,515,866
Trip.com Group Ltd. *	10,750	580,489
Vipshop Holdings Ltd., ADR	320,966	4,618,701
Weichai Power Co. Ltd., A Shares	332,600	1,530,271
Weichai Power Co. Ltd., H Shares	689,000	3,424,941
Xiaomi Corp., B Shares *	1,483,800	5,567,514
Yankuang Energy Group Co. Ltd., A Shares	195,385	653,548
Yankuang Energy Group Co. Ltd., H Shares	1,733,600	3,637,367
Zhongsheng Group Holdings Ltd.	1,357,500	1,239,180
Zijin Mining Group Co. Ltd., A Shares	357,100	1,759,091
Zijin Mining Group Co. Ltd., H Shares	782,000	3,631,607
ZTO Express Cayman, Inc.	88,400	2,239,954
		520,473,761

SECURITY	NUMBER OF SHARES	VALUE ($)
Colombia 0.3%
Ecopetrol SA, ADR	259,680	3,677,069
Grupo Cibest SA	41,402	858,424
		4,535,493

Czech Republic 0.1%
CEZ AS	36,697	2,114,175

Greece 0.3%
Alpha Bank SA	99,298	398,506
Eurobank SA, Class A	111,724	486,117
Motor Oil Hellas Corinth Refineries SA	54,458	2,428,755
National Bank of Greece SA	127,307	2,017,585
Piraeus Bank SA *	50,060	473,920
		5,804,883

Hong Kong 2.2%
BOC Hong Kong Holdings Ltd.	727,000	4,181,841
China Everbright Environment Group Ltd.	2,579,000	1,854,424
China Overseas Land & Investment Ltd.	3,634,000	6,242,031
China Resources Power Holdings Co. Ltd.	1,048,000	2,584,323
China Taiping Insurance Holdings Co. Ltd.	725,800	2,074,988
CITIC Ltd.	5,764,000	9,578,928
CSPC Pharmaceutical Group Ltd.	2,056,000	2,240,169
Lenovo Group Ltd.	4,168,000	6,267,512
Orient Overseas International Ltd.	128,000	2,234,636
Sinotruk Hong Kong Ltd.	98,000	481,210
		37,740,062

Hungary 0.6%
MOL Hungarian Oil & Gas PLC	471,181	6,280,536
OTP Bank Nyrt	32,580	4,369,920
		10,650,456

India 8.9%
Axis Bank Ltd.	347,014	4,654,349
Bajaj Finserv Ltd.	80,026	1,480,287
Bank of Baroda	163,590	456,421
Bharat Petroleum Corp. Ltd.	1,317,090	4,193,846
Bharti Airtel Ltd.	228,989	4,577,473
Coal India Ltd.	616,280	3,134,421
GAIL India Ltd.	1,428,766	2,471,602
Grasim Industries Ltd.	81,100	2,398,283
HCL Technologies Ltd.	183,388	2,332,501
HDFC Bank Ltd.	985,478	8,060,294
Hindalco Industries Ltd.	600,408	6,596,433
Hindustan Petroleum Corp. Ltd.	680,363	2,696,870
Hindustan Unilever Ltd.	72,211	1,716,652
ICICI Bank Ltd.	556,507	7,467,396
Indian Oil Corp. Ltd.	2,342,094	3,525,834
IndusInd Bank Ltd. *	189,924	1,844,068
Infosys Ltd.	644,903	8,118,758
ITC Ltd.	1,251,917	4,168,308
JSW Steel Ltd.	194,906	2,609,333
Kotak Mahindra Bank Ltd.	536,641	2,179,448
Larsen & Toubro Ltd.	114,482	4,863,174
Mahindra & Mahindra Ltd.	87,806	2,879,795
Malco Energy Ltd. *(a)	629,634	802,850
Maruti Suzuki India Ltd.	16,340	2,305,259
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
63

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NTPC Ltd.	1,204,810	5,087,290
Oil & Natural Gas Corp. Ltd.	2,171,871	6,885,108
Power Finance Corp. Ltd.	584,087	2,772,873
Power Grid Corp. of India Ltd.	866,266	2,917,154
Rajesh Exports Ltd. *	1,158,167	1,467,338
Reliance Industries Ltd.	1,012,718	15,359,280
Shriram Finance Ltd.	213,303	2,121,426
State Bank of India	526,485	5,955,069
Steel Authority of India Ltd.	1,072,027	2,099,404
Sun Pharmaceutical Industries Ltd.	92,446	1,770,876
Talwandi Sabo Power Ltd. *(a)	629,634	802,850
Tata Consultancy Services Ltd.	160,280	4,206,115
Tata Motors Ltd. *	234,612	1,025,090
Tata Motors Passenger Vehicles Ltd.	673,956	2,436,846
Tata Steel Ltd.	3,213,640	7,186,202
Tech Mahindra Ltd.	121,974	1,906,641
Vedanta Aluminium Metal Ltd. *(a)	629,634	802,850
Vedanta Iron & Steel Ltd. *(a)	629,634	802,850
Vedanta Ltd.	629,634	1,808,170
Wipro Ltd.	720,142	1,534,454
		154,481,541

Indonesia 1.2%
Alamtri Resources Indonesia Tbk. PT	13,789,300	2,007,454
Astra International Tbk. PT	10,337,400	3,581,277
Bank Central Asia Tbk. PT	5,705,800	1,934,495
Bank Mandiri Persero Tbk. PT	11,157,300	2,838,990
Bank Rakyat Indonesia Persero Tbk. PT	20,493,596	3,545,281
Telkom Indonesia Persero Tbk. PT, Class B	25,064,300	4,100,091
United Tractors Tbk. PT	1,190,300	1,997,586
		20,005,174

Kuwait 0.5%
Kuwait Finance House KSCP	1,072,003	2,754,089
Mobile Telecommunications Co. KSCP	1,043,938	1,935,105
National Bank of Kuwait SAKP	1,123,801	3,142,988
		7,832,182

Malaysia 0.9%
Axiata Group Bhd.	2,221,413	1,314,446
CIMB Group Holdings Bhd.	1,343,153	2,593,909
Malayan Banking Bhd.	1,362,540	3,805,068
Public Bank Bhd.	2,450,425	2,889,506
Sime Darby Bhd.	3,419,700	1,863,839
Tenaga Nasional Bhd.	923,300	3,383,890
		15,850,658

Mexico 3.7%
America Movil SAB de CV, Series B	9,440,204	12,542,985
Cemex SAB de CV, Series CPO	7,061,692	8,671,225
Fomento Economico Mexicano SAB de CV	793,627	9,379,414
Grupo Bimbo SAB de CV, Series A	592,016	2,015,806
Grupo Comercial Chedraui SA de CV	256,525	1,502,129
Grupo Financiero Banorte SAB de CV, O Shares	781,456	8,485,364
Grupo Mexico SAB de CV, Series B	930,791	10,187,895
Grupo Televisa SAB, Series CPO	4,497,069	2,564,090
Orbia Advance Corp. SAB de CV *	1,528,793	1,829,983
Sigma Foods SAB de CV, A Shares	2,488,940	2,358,071
SECURITY	NUMBER OF SHARES	VALUE ($)
Wal-Mart de Mexico SAB de CV	1,614,847	5,090,856
		64,627,818

Netherlands 0.3%
JBS NV *	303,362	4,849,577

Qatar 0.5%
Ooredoo QPSC	427,427	1,608,281
Qatar Fuel QSC	390,535	1,537,041
Qatar Islamic Bank QPSC	215,103	1,312,713
Qatar National Bank QPSC	823,798	3,925,541
		8,383,576

Saudi Arabia 2.2%
Al Rajhi Bank	165,190	3,028,582
Riyad Bank	299,296	1,655,884
Saudi Arabian Mining Co. *	109,057	1,912,495
Saudi Arabian Oil Co.	1,746,091	12,951,134
Saudi Basic Industries Corp.	439,591	7,184,054
Saudi Energy Co.	486,314	2,306,459
Saudi National Bank	341,430	3,575,889
Saudi Telecom Co.	473,553	5,504,102
		38,118,599

South Africa 5.2%
Absa Group Ltd.	348,217	4,882,389
Bid Corp. Ltd.	98,788	2,417,348
Bidvest Group Ltd.	142,139	1,997,418
FirstRand Ltd.	1,316,635	6,980,903
Gold Fields Ltd.	110,442	4,678,570
Impala Platinum Holdings Ltd.	563,490	7,898,463
MTN Group Ltd.	820,721	10,297,505
Nedbank Group Ltd.	209,946	3,352,089
Pepkor Holdings Ltd.	413,705	546,557
Sanlam Ltd.	407,920	2,100,954
Sappi Ltd. *	939,580	911,570
Sasol Ltd. *	1,264,862	17,581,016
Shoprite Holdings Ltd.	152,296	2,566,929
Sibanye Stillwater Ltd.	1,618,149	4,837,583
Standard Bank Group Ltd.	403,112	7,768,518
Valterra Platinum Ltd.	119,568	9,630,360
Vodacom Group Ltd.	214,119	1,816,428
		90,264,600

Taiwan 21.5%
Acer, Inc.	2,133,496	1,875,872
ASE Technology Holding Co. Ltd.	1,075,000	16,850,248
Asustek Computer, Inc.	269,041	4,984,793
AUO Corp.	6,909,440	3,799,513
Catcher Technology Co. Ltd.	163,000	1,073,630
Cathay Financial Holding Co. Ltd.	1,655,622	4,041,560
Chailease Holding Co. Ltd.	573,493	2,101,827
China Steel Corp.	7,228,198	4,291,852
Chunghwa Telecom Co. Ltd.	996,956	4,280,636
Compal Electronics, Inc.	5,143,305	4,754,792
CTBC Financial Holding Co. Ltd.	3,729,201	6,168,185
Delta Electronics, Inc.	171,590	12,032,825
Eva Airways Corp.	1,517,000	1,606,590
Evergreen Marine Corp. Taiwan Ltd.	1,574,000	10,069,131
Far Eastern New Century Corp.	1,658,817	1,354,134
First Financial Holding Co. Ltd.	2,109,605	1,926,836
Formosa Chemicals & Fibre Corp.	3,116,442	5,186,330
Formosa Plastics Corp.	3,057,732	4,993,045
See financial notes
64
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fubon Financial Holding Co. Ltd.	1,676,134	4,777,132
Hon Hai Precision Industry Co. Ltd.	6,286,572	44,414,749
Innolux Corp.	8,630,411	6,594,169
Inventec Corp.	1,434,639	2,101,792
KGI Financial Holding Co. Ltd.	4,163,760	2,837,803
Lite-On Technology Corp., ADR	479,167	2,569,234
MediaTek, Inc.	228,838	19,103,765
Mega Financial Holding Co. Ltd.	1,597,213	1,977,532
Micro-Star International Co. Ltd.	514,000	1,596,335
Nan Ya Plastics Corp.	2,760,622	7,924,046
Novatek Microelectronics Corp.	214,000	2,779,617
Pegatron Corp.	1,984,264	5,191,318
Pou Chen Corp.	1,755,267	1,435,216
Powertech Technology, Inc.	334,000	2,190,509
Quanta Computer, Inc.	568,500	5,668,437
Realtek Semiconductor Corp.	97,000	1,656,024
Synnex Technology International Corp.	945,850	2,479,492
Taiwan Mobile Co. Ltd.	506,196	1,781,340
Taiwan Semiconductor Manufacturing Co. Ltd.	1,509,803	104,813,315
TCC Group Holdings Co. Ltd.	3,102,926	2,407,460
TS Financial Holding Co. Ltd.	2,794,000	2,107,557
Unimicron Technology Corp.	304,683	8,654,015
Uni-President Enterprises Corp.	1,465,678	3,210,370
United Microelectronics Corp.	4,361,965	10,956,631
Wan Hai Lines Ltd.	906,000	2,133,144
Wistron Corp.	1,121,682	4,940,045
WPG Holdings Ltd.	1,311,880	4,203,652
WT Microelectronics Co. Ltd.	360,000	2,339,070
Yageo Corp.	324,068	3,304,095
Yang Ming Marine Transport Corp.	2,577,000	4,015,017
Yuanta Financial Holding Co. Ltd.	2,846,917	4,716,669
Zhen Ding Technology Holding Ltd.	350,000	4,722,292
		370,993,641

Thailand 2.8%
Advanced Info Service PCL NVDR	177,275	1,851,535
Bangkok Bank PCL NVDR	653,200	3,259,041
Banpu PCL NVDR	16,206,000	2,937,911
Charoen Pokphand Foods PCL NVDR	3,063,100	1,813,569
CP ALL PCL NVDR	1,266,500	1,693,620
Kasikornbank PCL NVDR	791,700	4,711,705
PTT Exploration & Production PCL NVDR	736,800	3,498,218
PTT Global Chemical PCL NVDR	3,281,800	3,989,759
PTT PCL NVDR	12,928,170	13,980,152
SCB X PCL NVDR	872,500	3,509,542
Siam Cement PCL NVDR	549,800	4,062,515
Thai Oil PCL NVDR	1,473,585	2,179,065
		47,486,632

Turkey 1.7%
Akbank TAS	1,777,605	2,878,921
BIM Birlesik Magazalar AS	206,008	3,384,400
Eregli Demir ve Celik Fabrikalari TAS	3,728,918	2,900,265
KOC Holding AS	1,236,576	5,536,789
Turk Hava Yollari AO	470,206	3,201,403
Turkcell Iletisim Hizmetleri AS	706,120	1,755,675
Turkiye Is Bankasi AS, Class C	5,495,946	1,744,810
Turkiye Petrol Rafinerileri AS	945,118	5,681,850
Yapi ve Kredi Bankasi AS *	2,495,610	2,045,909
		29,130,022

SECURITY	NUMBER OF SHARES	VALUE ($)
United Arab Emirates 0.7%
Dubai Electricity & Water Authority PJSC	1,761,585	1,270,915
Emaar Properties PJSC	764,651	2,462,175
Emirates NBD Bank PJSC	321,751	2,540,301
Emirates Telecommunications Group Co. PJSC	858,436	4,346,985
First Abu Dhabi Bank PJSC	338,382	1,617,704
		12,238,080

United Kingdom 0.0%
Metlen Energy & Metals PLC *	9,692	398,125

United States 0.3%
Yum China Holdings, Inc.	92,450	4,479,203
Total Common Stocks (Cost $1,073,391,770)		1,617,990,330

PREFERRED STOCKS 5.6% OF NET ASSETS

Brazil 5.2%
Axia Energia SA, Class B	53,060	735,605
Axia Energia SA, Class C *	60,850	736,693
Banco Bradesco SA	2,291,571	8,940,820
Cia Energetica de Minas Gerais	986,568	2,498,397
Gerdau SA	1,660,672	7,582,656
Itau Unibanco Holding SA	1,504,175	13,119,536
Localiza Rent a Car SA	10,823	96,475
Metalurgica Gerdau SA	2,421,652	4,856,215
Petroleo Brasileiro SA - Petrobras	5,223,699	51,774,940
		90,341,337

Chile 0.3%
Sociedad Quimica y Minera de Chile SA, B Shares *	62,611	5,758,297

Colombia 0.1%
Grupo Cibest SA	81,095	1,392,114
Total Preferred Stocks (Cost $53,860,686)		97,491,748
Total Investments in Securities (Cost $1,127,252,456)		1,715,482,078

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 06/19/26	144	11,766,240	143,037

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs.

ADR —	American Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
65

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	23.3%
Information Technology	18.6%
Energy	14.9%
Materials	14.0%
Consumer Discretionary	9.0%
Communication Services	6.6%
Industrials	4.7%
Consumer Staples	3.3%
Utilities	2.9%
Real Estate	1.5%
Other (b)	0.5%
Total	99.3%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$29,130,022	$—	$29,130,022
Brazil	160,732,577	—	—	160,732,577
Chile	6,799,495	—	—	6,799,495
China	71,654,097	448,819,664	—	520,473,761
Colombia	4,535,493	—	—	4,535,493
Czech Republic	2,114,175	—	—	2,114,175
Greece	2,428,755	3,376,128	—	5,804,883
Hong Kong	481,210	37,258,852	—	37,740,062
Hungary	6,280,536	4,369,920	—	10,650,456
India	—	151,270,141	3,211,400	154,481,541
Indonesia	4,005,040	16,000,134	—	20,005,174
Kuwait	7,832,182	—	—	7,832,182
Malaysia	1,314,446	14,536,212	—	15,850,658
Mexico	64,627,818	—	—	64,627,818
Netherlands	4,849,577	—	—	4,849,577
Qatar	8,383,576	—	—	8,383,576
Saudi Arabia	5,231,773	32,886,826	—	38,118,599
South Africa	17,098,210	73,166,390	—	90,264,600
Taiwan	3,914,484	367,079,157	—	370,993,641
Thailand	20,505,426	26,981,206	—	47,486,632
United Arab Emirates	9,775,905	2,462,175	—	12,238,080
United Kingdom	398,125	—	—	398,125
United States	4,479,203	—	—	4,479,203
Preferred Stocks[1]	97,491,748	—	—	97,491,748
See financial notes
66
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Futures Contracts[2]	$143,037	$—	$—	$143,037
Total	$505,076,888	$1,207,336,827	$3,211,400	$1,715,625,115

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
67

Schwab Fundamental Emerging Markets Equity Index Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $1,127,252,456)		$1,715,482,078
Cash		9,266,311
Foreign currency, at value (cost $2,954,098)		2,961,243
Deposit with broker for futures contracts		1,043,043
Receivables:
Dividends		3,489,309
Fund shares sold		2,758,506
Variation margin on future contracts		223,276
Investments sold		304
Income from securities on loan	+	248
Total assets		1,735,224,318

Liabilities
Payables:
Foreign capital gains tax		4,136,367
Fund shares redeemed		2,425,313
Investment adviser fees		535,530
Investments bought	+	376,818
Total liabilities		7,474,028
Net assets		$1,727,750,290

Net Assets by Source
Capital received from investors		$1,290,612,741
Total distributable earnings	+	437,137,549
Net assets		$1,727,750,290

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,727,750,290		135,859,076		$12.72

See financial notes
68
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity Index Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $2,534,264)		$20,986,539
Other Interest		95,557
Securities on loan, net	+	153,989
Total investment income		21,236,085

Expenses
Investment adviser fees		2,883,308
Total expenses	–	2,883,308
Net investment income		18,352,777

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $140,622)		1,927,341
Net realized losses on futures contracts		(448,209)
Net realized gains on foreign currency transactions	+	119,583
Net realized gains		1,598,715
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax of $1,656,379)		176,776,173
Net change in unrealized appreciation (depreciation) on futures contracts		86,246
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	42,232
Net change in unrealized appreciation (depreciation)		176,904,651
Net realized and unrealized gains		178,503,366
Increase in net assets resulting from operations		$196,856,143
See financial notes
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
69

Schwab Fundamental Emerging Markets Equity Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$18,352,777	$40,556,006
Net realized gains		1,598,715	18,374,237
Net change in unrealized appreciation (depreciation)	+	176,904,651	174,647,828
Increase in net assets resulting from operations		$196,856,143	$233,578,071

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($52,723,127 )	($40,857,853 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		28,955,343	$350,136,620	40,419,093	$410,962,024
Shares reinvested		3,229,287	36,038,839	2,914,241	26,607,028
Shares redeemed	+	(11,843,048)	(142,110,823)	(22,518,451)	(223,892,817)
Net transactions in fund shares		20,341,582	$244,064,636	20,814,883	$213,676,235

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		115,517,494	$1,339,552,638	94,702,611	$933,156,185
Total increase	+	20,341,582	388,197,652	20,814,883	406,396,453
End of period		135,859,076	$1,727,750,290	115,517,494	$1,339,552,638
See financial notes
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Schwab Fundamental Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Fundamental U.S. Large Company Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.
The Schwab Fundamental U.S. Small Company Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.
The Schwab Fundamental International Equity Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.
The Schwab Fundamental International Small Equity Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.
The Schwab Fundamental Emerging Markets Equity Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
During this reporting period, the funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The adoption of ASU 2023-09 did not result in any material changes to each fund’s financial statement presentation or disclosure.
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The funds, except for Schwab Fundamental U.S. Large Company Index Fund and Schwab Fundamental U.S. Small Company Index Fund, may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2026, the Schwab Fundamental U.S. Large Company Index Fund, Schwab Fundamental U.S. Small Company Index Fund, Schwab Fundamental International Equity Index Fund, and Schwab Fundamental International Small Equity Index Fund had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of April 30, 2026, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. Certain funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities. These capital gain taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations in Net realized gain (losses) on securities — unaffiliated issuers (net of foreign capital gains tax paid). Foreign capital gain taxes accrued as of April 30, 2026, if any, are reflected in each fund’s Statement of Assets and Liabilities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received. Foreign withholding tax expensed during the period, if any, is disclosed in Dividends received from securities — unaffiliated issuers (net of foreign withholding tax) in the Statement of Operations and is representative of taxes paid during the period.
The Schwab Fundamental International Equity Index Fund and Schwab Fundamental International Small Equity Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab Fundamental International Equity Index Fund and Schwab Fundamental International Small Equity Index Fund will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended April 30, 2026, the Schwab Fundamental International Equity Index Fund and Schwab Fundamental International Small Equity Index Fund did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Foreign Taxes:
Certain funds may be subject to foreign taxes (a portion of which may be reclaimable) on investment income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which a fund invests. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations and Statement of Assets and Liabilities.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB FUNDAMENTAL U.S. LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL U.S. SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL EQUITY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL EQUITY INDEX FUND	SCHWAB FUNDAMENTAL EMERGING MARKETS EQUITY INDEX FUND
0.25%	0.25%	0.25%	0.39%	0.39%
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of each fund in this report that is owned by other funds in the Schwab Funds Complex as of April 30, 2026, as applicable:
UNDERLYING FUNDS
	SCHWAB FUNDAMENTAL U.S. LARGE COMPANY INDEX FUND	SCHWAB FUNDAMENTAL U.S. SMALL COMPANY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL EQUITY INDEX FUND	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL EQUITY INDEX FUND	SCHWAB FUNDAMENTAL EMERGING MARKETS EQUITY INDEX FUND
Schwab MarketTrack All Equity Portfolio	1.3%	1.7%	1.7%	8.0%	3.4%
Schwab MarketTrack Balanced Portfolio	0.5%	0.5%	0.5%	2.2%	0.9%
Schwab MarketTrack Conservative Portfolio	0.1%	0.1%	0.1%	0.5%	0.2%
Schwab MarketTrack Growth Portfolio	1.1%	1.2%	1.2%	5.1%	2.1%
Schwab Target 2010 Fund	0.0%*	— %	0.0%*	— %	— %
Schwab Target 2015 Fund	0.0%*	— %	0.0%*	— %	— %
Schwab Target 2020 Fund	0.1%	— %	0.0%*	— %	— %
Schwab Target 2025 Fund	0.1%	— %	0.0%*	— %	— %
Schwab Target 2030 Fund	0.2%	— %	0.2%	— %	— %
Schwab Target 2035 Fund	0.2%	— %	0.1%	— %	— %
Schwab Target 2040 Fund	0.5%	— %	0.3%	— %	— %
Schwab Target 2045 Fund	0.2%	— %	0.1%	— %	— %
Schwab Target 2050 Fund	0.2%	— %	0.1%	— %	— %
Schwab Target 2055 Fund	0.1%	— %	0.1%	— %	— %
Schwab Target 2060 Fund	0.1%	— %	0.0%*	— %	— %
Schwab Target 2065 Fund	0.0%*	— %	0.0%*	— %	— %
Schwab Target 2070 Fund	0.0%*	— %	0.0%*	— %	— %

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab Fundamental International Equity Index Fund, Schwab International Small Equity Index Fund, and Schwab Fundamental Emerging Markets Equity Index Fund, subject to reimbursement by the funds to the investment adviser to the extent the funds are able to successfully recover tax claims in the future.
During the period ended April 30, 2026, the professional fees incurred by the Schwab Fundamental International Equity Index Fund and paid by the investment adviser were $98, as shown as Professional fees in the fund’s Statement of Operations.
During the period ended April 30, 2026, the Schwab Fundamental International Equity Index Fund and Schwab Fundamental International Small Equity Index Fund did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of April 30, 2026, the balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the Schwab Fundamental International Equity Index Fund to the investment adviser was $30,972. The Schwab Fundamental International Small Equity Index Fund had no balance of professional fees related to foreign withholding tax claims subject to future reimbursement by the fund to the investment adviser.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended April 30, 2026, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Fundamental U.S. Large Company Index Fund	$257,869,259	$170,735,342	($4,443,610 )
Schwab Fundamental U.S. Small Company Index Fund	52,906,360	52,144,146	8,205,494
Schwab Fundamental International Equity Index Fund	51,682,553	31,086,899	4,958,588
Schwab Fundamental International Small Equity Index Fund	24,273,254	13,360,067	4,503,765
Schwab Fundamental Emerging Markets Equity Index Fund	5,356,761	1,747,596	(182,251)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Investment Advisory and Administration Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.
78
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

6. Derivatives (continued):
As of April 30, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab Fundamental U.S. Large Company Index Fund
Futures Contracts[1]	$2,373,721	$2,373,721
Schwab Fundamental U.S. Small Company Index Fund
Futures Contracts[1]	208,466	208,466
Schwab Fundamental International Small Equity Index Fund
Futures Contracts[1]	203,280	203,280
Schwab Fundamental Emerging Markets Equity Index Fund
Futures Contracts[1]	143,037	143,037

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab Fundamental International Equity Index Fund
Futures Contracts[1]	($60,410 )	($60,410 )

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended April 30, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab Fundamental U.S. Large Company Index Fund
Futures Contracts[1]	($386,093 )	($386,093 )
Schwab Fundamental U.S. Small Company Index Fund
Futures Contracts[1]	1,016,097	1,016,097
Schwab Fundamental International Equity Index Fund
Futures Contracts[1]	390,565	390,565
Schwab Fundamental International Small Equity Index Fund
Futures Contracts[1]	537,740	537,740
Schwab Fundamental Emerging Markets Equity Index Fund
Futures Contracts[1]	(448,209)	(448,209)

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
79

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

6. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab Fundamental U.S. Large Company Index Fund
Futures Contracts[1]	$2,091,615	$2,091,615
Schwab Fundamental U.S. Small Company Index Fund
Futures Contracts[1]	201,355	201,355
Schwab Fundamental International Equity Index Fund
Futures Contracts[1]	26,925	26,925
Schwab Fundamental International Small Equity Index Fund
Futures Contracts[1]	183,582	183,582
Schwab Fundamental Emerging Markets Equity Index Fund
Futures Contracts[1]	86,246	86,246

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended April 30, 2026, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Fundamental U.S. Large Company Index Fund	$41,581,582	120
Schwab Fundamental U.S. Small Company Index Fund	6,799,585	53
Schwab Fundamental International Equity Index Fund	37,124,354	251
Schwab Fundamental International Small Equity Index Fund	4,720,567	33
Schwab Fundamental Emerging Markets Equity Index Fund	14,543,840	192

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2026, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Fundamental U.S. Large Company Index Fund	$1,394,290,079	$569,944,121
Schwab Fundamental U.S. Small Company Index Fund	362,235,259	253,121,538
Schwab Fundamental International Equity Index Fund	608,380,197	337,248,618
Schwab Fundamental International Small Equity Index Fund	78,867,865	107,891,057
Schwab Fundamental Emerging Markets Equity Index Fund	318,687,622	111,750,803
During the period ended April 30, 2026, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Fundamental U.S. Large Company Index Fund	$—	$559,764,975
Schwab Fundamental U.S. Small Company Index Fund	284,809,946	71,769,743
The funds may realize net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended April 30, 2026, are disclosed in the funds’ Statements of Operations, if any.
80
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

 8. Federal Income Taxes:
As of April 30, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Fundamental U.S. Large Company Index Fund	$7,049,851,036	$5,366,104,665	($165,093,953 )	$5,201,010,712
Schwab Fundamental U.S. Small Company Index Fund	1,726,325,138	740,132,913	(101,455,979)	638,676,934
Schwab Fundamental International Equity Index Fund	3,147,546,732	1,775,347,562	(66,132,218)	1,709,215,344
Schwab Fundamental International Small Equity Index Fund	495,256,446	256,061,045	(22,777,245)	233,283,800
Schwab Fundamental Emerging Markets Equity Index Fund	1,193,043,733	554,015,539	(31,434,157)	522,581,382
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2025, the funds had capital loss carryforwards available as follows:

Schwab Fundamental U.S. Large Company Index Fund	$31,195,862
Schwab Fundamental U.S. Small Company Index Fund	74,365,241
Schwab Fundamental International Equity Index Fund	—
Schwab Fundamental International Small Equity Index Fund	—
Schwab Fundamental Emerging Markets Equity Index Fund	82,268,570
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2026. The tax basis components of distributions paid during the fiscal year ended October 31, 2025, were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Fundamental U.S. Large Company Index Fund	$165,577,503	$—
Schwab Fundamental U.S. Small Company Index Fund	29,592,585	—
Schwab Fundamental International Equity Index Fund	99,501,576	—
Schwab Fundamental International Small Equity Index Fund	18,920,634	6,121,382
Schwab Fundamental Emerging Markets Equity Index Fund	40,857,853	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended October 31, 2025, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
81

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
82
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
83

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
84
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.
Schwab Fundamental Index Funds | Semiannual Holdings and Financial Statements
85

MFR37675-19
00325117

Semiannual Holdings and Financial Statements | April 30, 2026
Schwab Multi-Asset Funds

Schwab Balanced Fund	SWOBX
Schwab MarketTrack All Equity Portfolio™	SWEGX
Schwab MarketTrack Growth Portfolio™	SWHGX
Schwab MarketTrack Balanced Portfolio™	SWBGX
Schwab MarketTrack Conservative Portfolio™	SWCGX
Schwab Target 2010 Fund	SWBRX
Schwab Target 2015 Fund	SWGRX
Schwab Target 2020 Fund	SWCRX

Schwab Target 2025 Fund	SWHRX
Schwab Target 2030 Fund	SWDRX
Schwab Target 2035 Fund	SWIRX
Schwab Target 2040 Fund	SWERX
Schwab Target 2045 Fund	SWMRX
Schwab Target 2050 Fund	SWNRX
Schwab Target 2055 Fund	SWORX
Schwab Target 2060 Fund	SWPRX
Schwab Target 2065 Fund	SWQRX
Schwab Target 2070 Fund	SWRRX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
1

Schwab Balanced Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$18.83	$17.29	$14.64	$15.11	$19.74	$16.50
Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.34	0.32	0.27	0.21	0.19
Net realized and unrealized gains (losses)	0.40	2.03	3.21	0.68	(3.62)	3.58
Total from investment operations	0.61	2.37	3.53	0.95	(3.41)	3.77
Less distributions:
Distributions from net investment income	(0.35)	(0.39)	(0.33)	(0.24)	(0.85)	(0.19)
Distributions from net realized gains	(0.63)	(0.44)	(0.55)	(1.18)	(0.37)	(0.34)
Total distributions	(0.98)	(0.83)	(0.88)	(1.42)	(1.22)	(0.53)
Net asset value at end of period	$18.46	$18.83	$17.29	$14.64	$15.11	$19.74
Total return	3.38%*	14.27%	24.80%	6.74%	(18.51%)	23.20%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%**	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.02%**	0.02%	0.02%	0.02%	0.03%[3]	0.02%
Net investment income (loss)	2.36%**	1.93%	1.98%	1.78%	1.25%	1.01%
Portfolio turnover rate	4%*	12%	8%	10%	31%	6%
Net assets, end of period (x 1,000,000)	$758	$738	$694	$585	$620	$804

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Balanced Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 50.6%
Large-Cap 41.8%
Schwab Core Equity Fund	$197,262,691	$14,700,086	($4,555,184 )	$133,068	($6,018,126 )	$201,522,535	7,896,651	$12,089,161
Schwab Select Large Cap Growth Fund *	113,849,731	16,572,621	(695,488)	20,239	(14,543,168)	115,203,935	4,353,890	13,705,928
						316,726,470
Small-Cap 8.8%
Schwab Small-Cap Equity Fund	64,276,186	6,196,376	(8,952,639)	735,552	4,596,606	66,852,081	2,864,271	5,196,375
						383,578,551

International Stocks 9.9%
Developed Markets 9.9%
Schwab International Opportunities Fund	73,060,629	4,381,317	(4,719,018)	488,628	2,272,106	75,483,662	2,900,986	4,381,317

Fixed Income 36.5%
Intermediate-Term Bond 36.5%
Schwab U.S. Aggregate Bond Index Fund	267,431,509	22,213,769	(8,930,909)	(1,412,242)	(2,820,151)	276,481,976	30,995,737	5,565,528

Money Market Funds 2.3%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	17,481,714	321,596	—	—	—	17,803,310	17,803,310	312,637
Total Affiliated Underlying Funds (Cost $642,301,405)	$733,362,460	$64,385,765	($27,853,238 )	($34,755 )	($16,512,733 )	$753,347,499		$41,250,946

UNAFFILIATED UNDERLYING FUNDS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60% (b)						$2,929,127	2,929,127
Total Unaffiliated Underlying Funds (Cost $2,929,127)						$2,929,127
Total Investments in Securities (Cost $645,230,532)						$756,276,626

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
3

Schwab Balanced Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $642,301,405)		$753,347,499
Investments in securities, at value - unaffiliated issuers (cost $2,929,127)		2,929,127
Receivables:
Investments sold		12,855,563
Dividends		968,529
Fund shares sold		624,198
Due from investment adviser		10,922
Prepaid expenses	+	20,769
Total assets		770,756,607

Liabilities
Payables:
Investments bought		12,079,712
Fund shares redeemed		408,334
Independent trustees’ fees		110
Accrued expenses	+	34,490
Total liabilities		12,522,646
Net assets		$758,233,961

Net Assets by Source
Capital received from investors		$629,927,357
Total distributable earnings	+	128,306,604
Net assets		$758,233,961

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$758,233,961		41,075,077		$18.46

See financial notes
4
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Balanced Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$8,524,683
Dividends received from securities - unaffiliated issuers	+	83,290
Total investment income		8,607,973

Expenses
Registration fees		20,695
Shareholder reports		12,435
Professional fees		11,749
Portfolio accounting fees		11,304
Independent trustees’ fees		3,722
Transfer agent fees		2,709
Custodian fees		1,093
Other expenses	+	2,369
Total expenses		66,076
Expense reduction	–	66,076
Net expenses	–	—
Net investment income		8,607,973

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		32,726,263
Net realized losses on sales of securities - affiliated issuers	+	(34,755)
Net realized gains		32,691,508
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	(16,512,733)
Net realized and unrealized gains		16,178,775
Increase in net assets resulting from operations		$24,786,748
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
5

Schwab Balanced Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$8,607,973	$13,525,423
Net realized gains		32,691,508	26,368,554
Net change in unrealized appreciation (depreciation)	+	(16,512,733)	52,781,189
Increase in net assets resulting from operations		$24,786,748	$92,675,166

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($38,743,681 )	($33,519,433 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,129,222	$75,299,275	7,811,365	$135,554,632
Shares reinvested		1,849,845	33,223,209	1,724,231	28,915,346
Shares redeemed	+	(4,097,060)	(74,330,924)	(10,495,448)	(179,706,242)
Net transactions in fund shares		1,882,007	$34,191,560	(959,852)	($15,236,264 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,193,070	$737,999,334	40,152,922	$694,079,865
Total increase (decrease)	+	1,882,007	20,234,627	(959,852)	43,919,469
End of period		41,075,077	$758,233,961	39,193,070	$737,999,334
See financial notes
6
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab MarketTrack All Equity Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$27.72	$24.89	$19.55	$19.11	$23.89	$17.73
Income (loss) from investment operations:
Net investment income (loss)[1]	0.48	0.41	0.39	0.32	0.37	0.29
Net realized and unrealized gains (losses)	2.10	4.18	5.64	1.04	(4.23)	7.21
Total from investment operations	2.58	4.59	6.03	1.36	(3.86)	7.50
Less distributions:
Distributions from net investment income	(0.48)	(0.44)	(0.40)	(0.30)	(0.45)	(0.21)
Distributions from net realized gains	(1.44)	(1.32)	(0.29)	(0.62)	(0.47)	(1.13)
Total distributions	(1.92)	(1.76)	(0.69)	(0.92)	(0.92)	(1.34)
Net asset value at end of period	$28.38	$27.72	$24.89	$19.55	$19.11	$23.89
Total return	9.83%*	19.80%	31.32%	7.32%	(16.89%)	43.90%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	N/A	N/A	N/A	0.39%	0.39%[3]	0.38%
Total expenses[2]	0.38%**	0.38%	0.38%	0.39%	0.39%[3]	0.38%
Net investment income (loss)	3.59%**	1.66%	1.68%	1.60%	1.75%	1.33%
Portfolio turnover rate	7%*	20%	17%	10%	7%	6%
Net assets, end of period (x 1,000,000)	$1,180	$1,079	$927	$731	$699	$861

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
7

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 58.7%
Large-Cap 49.9%
Schwab Fundamental U.S. Large Company Index Fund	$145,836,508	$5,754,735	($9,720,465 )	$761,357	$16,797,667	$159,429,802	4,479,624	$2,419,528
Schwab S&P 500 Index Fund	258,083,437	21,406,618	(9,549,491)	(25,062)	13,042,362	282,957,864	15,270,257	2,848,488
Schwab U.S. Large-Cap Growth Index Fund	133,565,873	21,266,145	(6,222,072)	(100,296)	(1,944,344)	146,565,306	8,285,207	607,147
						588,952,972
Small-Cap 8.8%
Schwab Fundamental U.S. Small Company Index Fund	36,687,990	1,607,314	(3,450,699)	214,965	5,348,763	40,408,333	1,893,549	499,242
Schwab Small-Cap Index Fund	58,730,545	2,013,390	(4,040,347)	1,325,100	5,833,025	63,861,713	1,416,631	741,793
						104,270,046
						693,223,018

International Stocks 35.8%
Developed Markets 28.1%
Schwab Fundamental International Equity Index Fund	76,522,170	8,107,246	(12,665,444)	2,596,009	9,126,252	83,686,233	5,266,597	3,874,279
Schwab Fundamental International Small Equity Index Fund	54,079,938	5,823,671	(5,456,772)	356,551	3,593,492	58,396,880	3,403,082	4,313,626
Schwab International Index Fund	173,817,190	15,513,047	(11,987,250)	971,000	11,285,488	189,599,475	6,173,868	6,139,907
						331,682,588
Emerging Markets 7.7%
Schwab Emerging Markets Equity ETF	29,051,745	1,892,706	(973,375)	5,075	1,751,907	31,728,058	886,754	792,417
Schwab Fundamental Emerging Markets Equity Index Fund	54,104,584	3,945,418	(4,597,930)	571,510	4,837,178	58,860,760	4,627,418	2,079,746
						90,588,818
						422,271,406

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	54,077,650	4,668,610	(5,893,096)	211,080	5,981,417	59,045,661	2,521,164	842,228
Total Affiliated Underlying Funds (Cost $549,586,075)	$1,074,557,630	$91,998,900	($74,556,941 )	$6,887,289	$75,653,207	$1,174,540,085		$25,158,401
Total Investments in Securities (Cost $549,586,075)						$1,174,540,085

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
8
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab MarketTrack All Equity Portfolio
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $549,586,075)		$1,174,540,085
Cash		4,560,459
Receivables:
Investments sold		9,831,006
Fund shares sold		279,549
Prepaid expenses	+	27,155
Total assets		1,189,238,254

Liabilities
Payables:
Investments bought		8,586,748
Fund shares redeemed		358,535
Shareholder service fees		219,532
Investment adviser and administrator fees		122,073
Independent trustees’ fees		90
Accrued expenses	+	42,093
Total liabilities		9,329,071
Net assets		$1,179,909,183

Net Assets by Source
Capital received from investors		$553,822,094
Total distributable earnings	+	626,087,089
Net assets		$1,179,909,183

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,179,909,183		41,578,656		$28.38

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
9

Schwab MarketTrack All Equity Portfolio
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$21,657,765
Other Interest	+	36,364
Total investment income		21,694,129

Expenses
Shareholder service fees		1,276,280
Investment adviser and administrator fees		708,591
Registration fees		23,110
Shareholder reports		16,759
Portfolio accounting fees		12,084
Professional fees		11,233
Independent trustees’ fees		3,955
Transfer agent fees		1,815
Custodian fees		305
Other expenses	+	2,941
Total expenses	–	2,057,073
Net investment income		19,637,056

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		3,500,636
Net realized gains on sales of securities - affiliated issuers	+	6,887,289
Net realized gains		10,387,925
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	75,653,207
Net realized and unrealized gains		86,041,132
Increase in net assets resulting from operations		$105,678,188
See financial notes
10
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab MarketTrack All Equity Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$19,637,056	$16,118,217
Net realized gains		10,387,925	57,443,167
Net change in unrealized appreciation (depreciation)	+	75,653,207	105,979,267
Increase in net assets resulting from operations		$105,678,188	$179,540,651

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($74,960,327 )	($65,521,634 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,744,293	$74,878,183	4,344,337	$107,919,116
Shares reinvested		2,484,266	65,510,076	2,474,320	57,676,422
Shares redeemed	+	(2,586,573)	(70,586,581)	(5,129,855)	(127,186,023)
Net transactions in fund shares		2,641,986	$69,801,678	1,688,802	$38,409,515

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,936,670	$1,079,389,644	37,247,868	$926,961,112
Total increase	+	2,641,986	100,519,539	1,688,802	152,428,532
End of period		41,578,656	$1,179,909,183	38,936,670	$1,079,389,644
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
11

Schwab MarketTrack Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$28.94	$27.67	$22.64	$22.39	$27.84	$22.42
Income (loss) from investment operations:
Net investment income (loss)[1]	0.48	0.54	0.53	0.43	0.40	0.35
Net realized and unrealized gains (losses)	1.63	3.64	5.49	0.81	(4.49)	7.03
Total from investment operations	2.11	4.18	6.02	1.24	(4.09)	7.38
Less distributions:
Distributions from net investment income	(0.58)	(0.57)	(0.50)	(0.38)	(0.44)	(0.39)
Distributions from net realized gains	(1.99)	(2.34)	(0.49)	(0.61)	(0.92)	(1.57)
Total distributions	(2.57)	(2.91)	(0.99)	(0.99)	(1.36)	(1.96)
Net asset value at end of period	$28.48	$28.94	$27.67	$22.64	$22.39	$27.84
Total return	7.80%*	16.79%	27.11%	5.68%	(15.52%)	34.32%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	N/A	N/A	N/A	0.39%[3]	0.39%[3]	0.39%
Total expenses[2]	0.38%**	0.38%	0.39%	0.39%[3]	0.39%[3]	0.39%
Net investment income (loss)	3.51%**	2.03%	2.02%	1.86%	1.63%	1.33%
Portfolio turnover rate	7%*	18%	17%	10%	8%	8%
Net assets, end of period (x 1,000,000)	$1,108	$1,050	$968	$812	$802	$982

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
12
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab MarketTrack Growth Portfolio
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 50.3%
Large-Cap 43.4%
Schwab Fundamental U.S. Large Company Index Fund	$126,167,081	$2,607,627	($10,614,681 )	$4,287,423	$10,683,292	$133,130,742	3,740,678	$2,085,256
Schwab S&P 500 Index Fund	218,194,213	11,824,515	(9,977,927)	310,751	10,600,463	230,952,015	12,463,681	2,403,612
Schwab U.S. Large-Cap Growth Index Fund	110,054,434	14,633,629	(6,524,148)	51,912	(1,622,792)	116,593,035	6,590,901	498,184
						480,675,792
Small-Cap 6.9%
Schwab Fundamental U.S. Small Company Index Fund	27,505,819	370,953	(2,953,888)	434,513	3,610,647	28,968,044	1,357,453	370,953
Schwab Small-Cap Index Fund	45,252,253	1,066,262	(3,931,184)	2,055,102	3,419,936	47,862,369	1,061,721	570,561
						76,830,413
						557,506,205

International Stocks 25.8%
Developed Markets 20.7%
Schwab Fundamental International Equity Index Fund	54,690,169	4,216,410	(9,803,655)	2,210,558	5,946,930	57,260,412	3,603,550	2,771,177
Schwab Fundamental International Small Equity Index Fund	35,048,440	4,131,864	(4,634,388)	348,911	2,135,254	37,030,081	2,157,930	2,770,705
Schwab International Index Fund	127,378,855	10,173,353	(12,014,051)	1,650,653	7,251,823	134,440,633	4,377,748	4,489,126
						228,731,126
Emerging Markets 5.1%
Schwab Emerging Markets Equity ETF	18,994,275	1,594,066	(1,327,384)	11,910	1,122,055	20,394,922	570,009	509,300
Schwab Fundamental Emerging Markets Equity Index Fund	34,896,151	1,864,925	(3,882,954)	852,311	2,576,225	36,306,658	2,854,297	1,341,095
						56,701,580
						285,432,706

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	42,097,095	1,859,104	(4,299,901)	191,509	4,523,655	44,371,462	1,894,597	648,464

Fixed Income 16.0%
Intermediate-Term Bond 16.0%
Schwab U.S. Aggregate Bond Index Fund	168,208,939	20,500,108	(8,797,204)	(1,074,531)	(1,573,909)	177,263,403	19,872,579	3,453,106

Money Market Funds 3.3%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	34,411,556	2,147,650	—	—	—	36,559,206	36,559,206	632,359
Total Affiliated Underlying Funds (Cost $595,390,153)	$1,042,899,280	$76,990,466	($78,761,365 )	$11,331,022	$48,673,579	$1,101,132,982		$22,543,898
Total Investments in Securities (Cost $595,390,153)						$1,101,132,982

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
13

Schwab MarketTrack Growth Portfolio
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
14
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab MarketTrack Growth Portfolio
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $595,390,153)		$1,101,132,982
Cash		3,342,245
Receivables:
Investments sold		16,957,835
Dividends		637,953
Fund shares sold		201,263
Prepaid expenses	+	21,224
Total assets		1,122,293,502

Liabilities
Payables:
Investments bought		12,977,247
Fund shares redeemed		1,046,149
Shareholder service fees		213,350
Investment adviser and administrator fees		115,367
Independent trustees’ fees		110
Accrued expenses	+	37,646
Total liabilities		14,389,869
Net assets		$1,107,903,633

Net Assets by Source
Capital received from investors		$593,499,716
Total distributable earnings	+	514,403,917
Net assets		$1,107,903,633

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,107,903,633		38,897,154		$28.48

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
15

Schwab MarketTrack Growth Portfolio
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$20,211,933
Other Interest	+	46,401
Total investment income		20,258,334

Expenses
Shareholder service fees		1,242,056
Investment adviser and administrator fees		675,584
Registration fees		19,954
Shareholder reports		14,778
Portfolio accounting fees		12,055
Professional fees		11,237
Independent trustees’ fees		3,942
Transfer agent fees		1,602
Custodian fees		327
Other expenses	+	2,926
Total expenses	–	1,984,461
Net investment income		18,273,873

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		2,331,965
Net realized gains on sales of securities - affiliated issuers	+	11,331,022
Net realized gains		13,662,987
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	48,673,579
Net realized and unrealized gains		62,336,566
Increase in net assets resulting from operations		$80,610,439
See financial notes
16
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab MarketTrack Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$18,273,873	$19,815,054
Net realized gains		13,662,987	69,852,599
Net change in unrealized appreciation (depreciation)	+	48,673,579	63,977,069
Increase in net assets resulting from operations		$80,610,439	$153,644,722

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($92,250,798 )	($100,784,746 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,969,387	$54,638,295	3,072,008	$81,596,960
Shares reinvested		3,072,750	82,564,802	3,638,916	90,827,337
Shares redeemed	+	(2,437,149)	(68,035,148)	(5,400,340)	(142,836,691)
Net transactions in fund shares		2,604,988	$69,167,949	1,310,584	$29,587,606

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		36,292,166	$1,050,376,043	34,981,582	$967,928,461
Total increase	+	2,604,988	57,527,590	1,310,584	82,447,582
End of period		38,897,154	$1,107,903,633	36,292,166	$1,050,376,043
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
17

Schwab MarketTrack Balanced Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$21.09	$20.49	$17.42	$17.36	$21.53	$18.38
Income (loss) from investment operations:
Net investment income (loss)[1]	0.36	0.48	0.46	0.38	0.32	0.28
Net realized and unrealized gains (losses)	0.84	2.11	3.40	0.38	(3.45)	4.11
Total from investment operations	1.20	2.59	3.86	0.76	(3.13)	4.39
Less distributions:
Distributions from net investment income	(0.50)	(0.49)	(0.42)	(0.31)	(0.33)	(0.32)
Distributions from net realized gains	(1.02)	(1.50)	(0.37)	(0.39)	(0.71)	(0.92)
Total distributions	(1.52)	(1.99)	(0.79)	(0.70)	(1.04)	(1.24)
Net asset value at end of period	$20.77	$21.09	$20.49	$17.42	$17.36	$21.53
Total return	6.02%*	13.97%	22.60%	4.47%	(15.32%)	24.66%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	N/A	N/A	N/A	0.39%	0.40%[3]	0.39%
Total expenses[2]	0.39%**	0.39%	0.39%	0.39%	0.40%[3]	0.39%
Net investment income (loss)	3.56%**	2.43%	2.38%	2.10%	1.67%	1.39%
Portfolio turnover rate	7%*	21%	16%	11%	11%	10%
Net assets, end of period (x 1,000,000)	$643	$627	$590	$520	$519	$655

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
18
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 39.1%
Large-Cap 33.1%
Schwab Fundamental U.S. Large Company Index Fund	$56,446,659	$933,723	($6,073,686 )	$2,870,201	$3,778,602	$57,955,499	1,628,421	$933,723
Schwab S&P 500 Index Fund	97,368,518	5,949,247	(7,932,941)	1,808,468	3,029,129	100,222,421	5,408,657	1,068,305
Schwab U.S. Large-Cap Growth Index Fund	52,866,620	6,806,881	(4,446,983)	9,160	(773,387)	54,462,291	3,078,705	239,502
						212,640,211
Small-Cap 6.0%
Schwab Fundamental U.S. Small Company Index Fund	11,322,409	152,901	(1,526,640)	293,899	1,354,521	11,597,090	543,444	152,901
Schwab Small-Cap Index Fund	26,464,007	1,070,627	(3,583,639)	1,468,492	1,716,862	27,136,349	601,960	333,441
						38,733,439
						251,373,650

International Stocks 18.0%
Developed Markets 15.5%
Schwab Fundamental International Equity Index Fund	24,674,434	2,675,674	(5,972,961)	1,547,522	2,098,294	25,022,963	1,574,762	1,235,394
Schwab Fundamental International Small Equity Index Fund	15,364,320	2,444,361	(2,912,441)	537,550	595,231	16,029,021	934,092	1,239,433
Schwab International Index Fund	57,164,548	4,694,318	(7,315,503)	1,053,539	2,946,943	58,543,845	1,906,345	2,000,256
						99,595,829
Emerging Markets 2.5%
Schwab Fundamental Emerging Markets Equity Index Fund	15,772,153	606,140	(1,786,571)	467,161	1,037,578	16,096,461	1,265,445	606,140
						115,692,290

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	18,846,045	910,983	(2,541,493)	115,909	1,983,779	19,315,223	824,732	289,318

Fixed Income 36.0%
High-Yield Bond 1.5%
Schwab High Yield Bond ETF	9,542,116	839,881	(359,206)	(5,948)	(75,332)	9,941,511	378,148	328,260
Intermediate-Term Bond 30.5%
Schwab U.S. Aggregate Bond Index Fund	191,384,608	16,746,364	(9,331,132)	(1,141,135)	(1,843,985)	195,814,720	21,952,323	3,899,092
Short-Term Bond 4.0%
Schwab Short-Term Bond Index Fund	24,915,422	2,354,366	(1,308,306)	(77,404)	(135,374)	25,748,704	2,679,366	508,782
						231,504,935

Money Market Funds 3.3%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	21,001,039	386,338	—	—	—	21,387,377	21,387,377	375,574
Total Affiliated Underlying Funds (Cost $411,925,981)	$623,132,898	$46,571,804	($55,091,502 )	$8,947,414	$15,712,861	$639,273,475		$13,210,121
Total Investments in Securities (Cost $411,925,981)						$639,273,475

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
19

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
20
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab MarketTrack Balanced Portfolio
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $411,925,981)		$639,273,475
Cash		2,442,574
Receivables:
Investments sold		12,832,665
Dividends		768,536
Fund shares sold		242,752
Prepaid expenses	+	21,180
Total assets		655,581,182

Liabilities
Payables:
Investments bought		11,876,471
Fund shares redeemed		450,082
Shareholder service fees		125,107
Investment adviser and administrator fees		67,557
Independent trustees’ fees		106
Accrued expenses	+	27,240
Total liabilities		12,546,563
Net assets		$643,034,619

Net Assets by Source
Capital received from investors		$414,352,725
Total distributable earnings	+	228,681,894
Net assets		$643,034,619

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$643,034,619		30,966,211		$20.77

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
21

Schwab MarketTrack Balanced Portfolio
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$12,168,182
Other Interest	+	26,824
Total investment income		12,195,006

Expenses
Shareholder service fees		740,331
Investment adviser and administrator fees		400,257
Registration fees		16,878
Portfolio accounting fees		11,110
Professional fees		10,879
Shareholder reports		8,492
Independent trustees’ fees		3,639
Transfer agent fees		1,045
Custodian fees		318
Other expenses	+	2,139
Total expenses	–	1,195,088
Net investment income		10,999,918

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		1,041,939
Net realized gains on sales of securities - affiliated issuers	+	8,947,414
Net realized gains		9,989,353
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	15,712,861
Net realized and unrealized gains		25,702,214
Increase in net assets resulting from operations		$36,702,132
See financial notes
22
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab MarketTrack Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$10,999,918	$14,414,551
Net realized gains		9,989,353	28,070,749
Net change in unrealized appreciation (depreciation)	+	15,712,861	35,718,726
Increase in net assets resulting from operations		$36,702,132	$78,204,026

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($44,883,738 )	($57,009,176 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,999,523	$40,827,030	3,282,142	$64,538,848
Shares reinvested		2,000,831	39,756,524	2,726,726	50,689,830
Shares redeemed	+	(2,760,478)	(56,343,995)	(5,080,405)	(99,470,114)
Net transactions in fund shares		1,239,876	$24,239,559	928,463	$15,758,564

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,726,335	$626,976,666	28,797,872	$590,023,252
Total increase	+	1,239,876	16,057,953	928,463	36,953,414
End of period		30,966,211	$643,034,619	29,726,335	$626,976,666
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
23

Schwab MarketTrack Conservative Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$16.35	$16.21	$14.68	$14.90	$18.47	$16.50
Income (loss) from investment operations:
Net investment income (loss)[1]	0.29	0.44	0.43	0.36	0.29	0.26
Net realized and unrealized gains (losses)	0.36	1.21	2.17	0.10	(2.97)	2.27
Total from investment operations	0.65	1.65	2.60	0.46	(2.68)	2.53
Less distributions:
Distributions from net investment income	(0.29)	(0.45)	(0.43)	(0.36)	(0.30)	(0.27)
Distributions from net realized gains	(0.59)	(1.06)	(0.64)	(0.32)	(0.59)	(0.29)
Total distributions	(0.88)	(1.51)	(1.07)	(0.68)	(0.89)	(0.56)
Net asset value at end of period	$16.12	$16.35	$16.21	$14.68	$14.90	$18.47
Total return	4.18%*	11.12%	18.11%	3.01%	(15.23%)	15.50%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	N/A	N/A	N/A	0.42%	0.42%[3]	0.41%
Total expenses[2]	0.41%**	0.41%	0.42%	0.42%	0.42%[3]	0.41%
Net investment income (loss)	3.63%**	2.83%	2.74%	2.35%	1.73%	1.45%
Portfolio turnover rate	7%*	23%	12%	9%	11%	13%
Net assets, end of period (x 1,000,000)	$208	$206	$204	$195	$228	$335

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
24
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 26.1%
Large-Cap 22.0%
Schwab Fundamental U.S. Large Company Index Fund	$12,336,035	$399,561	($1,679,073 )	$720,817	$738,888	$12,516,228	351,678	$203,906
Schwab S&P 500 Index Fund	22,385,423	1,626,613	(2,386,914)	692,792	439,746	22,757,660	1,228,152	245,924
Schwab U.S. Large-Cap Growth Index Fund	10,465,168	1,349,020	(1,020,193)	(3,162)	(142,564)	10,648,269	601,937	47,351
						45,922,157
Small-Cap 4.1%
Schwab Fundamental U.S. Small Company Index Fund	2,398,065	33,301	(197,116)	61,667	298,407	2,594,324	121,571	33,301
Schwab Small-Cap Index Fund	5,786,652	168,522	(794,820)	486,357	214,198	5,860,909	130,011	72,634
						8,455,233
						54,377,390

International Stocks 12.0%
Developed Markets 10.3%
Schwab Fundamental International Equity Index Fund	5,432,172	689,271	(1,518,508)	444,724	355,952	5,403,611	340,064	271,193
Schwab Fundamental International Small Equity Index Fund	3,363,056	513,654	(653,221)	109,331	135,453	3,468,273	202,114	271,296
Schwab International Index Fund	12,557,595	1,106,802	(1,899,098)	575,260	309,020	12,649,579	411,904	435,712
						21,521,463
Emerging Markets 1.7%
Schwab Fundamental Emerging Markets Equity Index Fund	3,431,578	211,557	(537,373)	133,076	200,201	3,439,039	270,365	131,879
						24,960,502

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	4,120,775	267,084	(674,337)	54,678	402,785	4,170,985	178,095	62,888

Fixed Income 56.0%
High-Yield Bond 1.7%
Schwab High Yield Bond ETF	3,513,901	102,105	(136,719)	(3,919)	(26,015)	3,449,353	131,204	119,353
Intermediate-Term Bond 48.0%
Schwab U.S. Aggregate Bond Index Fund	98,823,517	7,638,505	(4,951,543)	(579,728)	(943,308)	99,987,443	11,209,355	2,008,235
Short-Term Bond 6.3%
Schwab Short-Term Bond Index Fund	12,916,121	957,623	(629,730)	(35,376)	(71,929)	13,136,709	1,366,983	262,058
						116,573,505

Money Market Funds 3.4%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	7,005,827	128,880	—	—	—	7,134,707	7,134,707	125,290
Total Affiliated Underlying Funds (Cost $158,940,990)	$204,535,885	$15,192,498	($17,078,645 )	$2,656,517	$1,910,834	$207,217,089		$4,291,020
Total Investments in Securities (Cost $158,940,990)						$207,217,089

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
25

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
26
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab MarketTrack Conservative Portfolio
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $158,940,990)		$207,217,089
Cash		1,032,340
Receivables:
Investments sold		4,183,356
Dividends		391,386
Fund shares sold		32,063
Prepaid expenses	+	16,713
Total assets		212,872,947

Liabilities
Payables:
Investments bought		4,291,237
Fund shares redeemed		255,324
Shareholder service fees		40,955
Investment adviser and administrator fees		21,966
Independent trustees’ fees		94
Accrued expenses	+	16,696
Total liabilities		4,626,272
Net assets		$208,246,675

Net Assets by Source
Capital received from investors		$165,172,472
Total distributable earnings	+	43,074,203
Net assets		$208,246,675

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$208,246,675		12,918,603		$16.12

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
27

Schwab MarketTrack Conservative Portfolio
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$4,062,713
Other Interest	+	8,171
Total investment income		4,070,884

Expenses
Shareholder service fees		238,369
Investment adviser and administrator fees		130,852
Registration fees		12,366
Professional fees		10,510
Portfolio accounting fees		9,143
Shareholder reports		3,684
Independent trustees’ fees		3,334
Transfer agent fees		579
Custodian fees		278
Other expenses	+	1,295
Total expenses	–	410,410
Net investment income		3,660,474

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		228,307
Net realized gains on sales of securities - affiliated issuers	+	2,656,517
Net realized gains		2,884,824
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	1,910,834
Net realized and unrealized gains		4,795,658
Increase in net assets resulting from operations		$8,456,132
See financial notes
28
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab MarketTrack Conservative Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$3,660,474	$5,630,291
Net realized gains		2,884,824	5,936,814
Net change in unrealized appreciation (depreciation)	+	1,910,834	9,144,189
Increase in net assets resulting from operations		$8,456,132	$20,711,294

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($11,101,769 )	($18,805,421 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,092,146	$17,505,075	1,564,434	$24,530,865
Shares reinvested		605,664	9,516,284	1,059,633	15,960,151
Shares redeemed	+	(1,358,408)	(21,776,244)	(2,616,745)	(40,599,204)
Net transactions in fund shares		339,402	$5,245,115	7,322	($108,188 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,579,201	$205,647,197	12,571,879	$203,849,512
Total increase	+	339,402	2,599,478	7,322	1,797,685
End of period		12,918,603	$208,246,675	12,579,201	$205,647,197
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
29

Schwab Target 2010 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$14.26	$13.76	$12.19	$12.23	$15.21	$13.76
Income (loss) from investment operations:
Net investment income (loss)[1]	0.24	0.42	0.40	0.35	0.28	0.22
Net realized and unrealized gains (losses)	0.19	0.96	1.73	0.16	(2.55)	1.61
Total from investment operations	0.43	1.38	2.13	0.51	(2.27)	1.83
Less distributions:
Distributions from net investment income	(0.45)	(0.43)	(0.38)	(0.30)	(0.30)	(0.27)
Distributions from net realized gains	(0.56)	(0.45)	(0.18)	(0.25)	(0.41)	(0.11)
Total distributions	(1.01)	(0.88)	(0.56)	(0.55)	(0.71)	(0.38)
Net asset value at end of period	$13.68	$14.26	$13.76	$12.19	$12.23	$15.21
Total return	3.14%*	10.75%	17.77%	4.24%	(15.69%)	13.46%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%**	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.17%**	0.18%	0.15%	0.14%	0.14%[3]	0.12%
Net investment income (loss)	3.58%**	3.10%	3.04%	2.76%	2.04%	1.50%
Portfolio turnover rate	12%*	16%	11%	14%	24%	21%
Net assets, end of period (x 1,000,000)	$44	$43	$43	$43	$46	$65

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
30
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2010 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 76.2% OF NET ASSETS

U.S. Stocks 20.8%
Large-Cap 18.2%
Schwab Core Equity Fund	$678,673	$100,342	($163,620 )	$32,045	($48,900 )	$598,540	23,454	$41,592
Schwab Fundamental U.S. Large Company Index Fund	810,981	12,755	(88,212)	23,883	69,182	828,589	23,282	12,755
Schwab S&P 500 Index Fund	4,973,013	805,937	(1,034,827)	407,846	(125,194)	5,026,775	271,278	54,393
Schwab Select Large Cap Growth Fund *	1,554,803	322,090	(121,000)	401	(180,956)	1,575,338	59,537	182,089
						8,029,242
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	492,975	50,371	(67,061)	17,973	18,742	513,000	32,801	10,371
Small-Cap 1.4%
Schwab Small-Cap Equity Fund	540,020	88,658	(60,303)	3,300	41,652	613,327	26,278	43,658
						9,155,569

International Stocks 7.3%
Developed Markets 7.3%
Schwab Fundamental International Equity Index Fund	161,159	39,653	(63,934)	19,138	4,332	160,348	10,091	8,293
Schwab International Core Equity Fund	1,315,685	262,678	(310,322)	63,671	36,370	1,368,082	84,190	67,679
Schwab International Opportunities Fund	1,741,174	224,416	(346,037)	71,877	(9,773)	1,681,657	64,629	104,415
						3,210,087

Real Estate 2.0%
Global Real Estate 2.0%
Schwab Global Real Estate Fund	862,827	79,827	(148,342)	4,209	77,292	875,813	120,139	14,827

Fixed Income 43.6%
Inflation-Protected Bond 6.9%
Schwab Treasury Inflation Protected Securities Index Fund	2,968,106	291,066	(225,598)	(16,000)	1,280	3,018,854	289,439	51,066
Intermediate-Term Bond 28.3%
Schwab U.S. Aggregate Bond Index Fund	11,955,376	1,900,553	(1,211,653)	(143,884)	(34,151)	12,466,241	1,397,561	243,661
Short-Term Bond 8.4%
Schwab Short-Term Bond Index Fund	3,589,754	471,193	(354,490)	(13,272)	(14,648)	3,678,537	382,782	71,997
						19,163,632

Money Market Funds 2.5%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	1,084,913	19,958	—	—	—	1,104,871	1,104,871	19,402
Total Affiliated Underlying Funds (Cost $27,110,331)	$32,729,459	$4,669,497	($4,195,399 )	$471,187	($164,772 )	$33,509,972		$926,198

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
31

Schwab Target 2010 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 23.0% OF NET ASSETS

U.S. Stocks 3.9%
Large-Cap 3.4%
Dodge & Cox Stock Fund, Class I						$1,122,194	66,167
PGIM Jennison Growth Fund, Class R6						371,926	5,073
						1,494,120
Small-Cap 0.5%
Driehaus Small Cap Growth Fund, Institutional Class						220,902	7,186
						1,715,022

Fixed Income 19.1%
Intermediate-Term Bond 17.1%
Allspring Core Plus Bond Fund, Class R6						387,377	34,587
Baird Aggregate Bond Fund, Institutional Class						6,913,920	703,349
Loomis Sayles Investment Grade Bond Fund, Class Y						244,413	25,042
						7,545,710
International Bond 2.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						874,544	90,159
						8,420,254
Total Unaffiliated Underlying Funds (Cost $9,892,473)						$10,135,276
Total Investments in Securities (Cost $37,002,804)						$43,645,248

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
32
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2010 Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $27,110,331)		$33,509,972
Investments in securities, at value - unaffiliated issuers (cost $9,892,473)		10,135,276
Cash		279,545
Receivables:
Investments sold		570,000
Dividends		59,536
Due from investment adviser		5,902
Fund shares sold		262
Prepaid expenses	+	21,303
Total assets		44,581,796

Liabilities
Payables:
Investments bought		557,825
Fund shares redeemed		547
Independent trustees’ fees		88
Accrued expenses	+	13,758
Total liabilities		572,218
Net assets		$44,009,578

Net Assets by Source
Capital received from investors		$37,585,975
Total distributable earnings	+	6,423,603
Net assets		$44,009,578

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$44,009,578		3,218,126		$13.68

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
33

Schwab Target 2010 Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$560,157
Dividends received from securities - unaffiliated issuers		182,819
Other Interest	+	1,737
Total investment income		744,713

Expenses
Registration fees		13,034
Professional fees		11,382
Portfolio accounting fees		5,471
Independent trustees’ fees		3,214
Shareholder reports		1,192
Transfer agent fees		483
Custodian fees		206
Other expenses	+	1,027
Total expenses		36,009
Expense reduction	–	36,009
Net expenses	–	—
Net investment income		744,713

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		366,041
Realized capital gain distributions received from underlying funds - unaffiliated issuers		121,376
Net realized gains on sales of securities - affiliated issuers		471,187
Net realized losses on sales of securities - unaffiliated issuers	+	(34,200)
Net realized gains		924,404
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(164,772)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(143,816)
Net change in unrealized appreciation (depreciation)		(308,588)
Net realized and unrealized gains		615,816
Increase in net assets resulting from operations		$1,360,529
See financial notes
34
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2010 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$744,713	$1,306,288
Net realized gains		924,404	1,544,331
Net change in unrealized appreciation (depreciation)	+	(308,588)	1,360,325
Increase in net assets resulting from operations		$1,360,529	$4,210,944

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,972,784 )	($2,713,948 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		396,091	$5,302,300	500,131	$6,748,890
Shares reinvested		180,760	2,420,379	169,666	2,192,081
Shares redeemed	+	(359,252)	(4,902,836)	(780,669)	(10,445,256)
Net transactions in fund shares		217,599	$2,819,843	(110,872)	($1,504,285 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,000,527	$42,801,990	3,111,399	$42,809,279
Total increase (decrease)	+	217,599	1,207,588	(110,872)	(7,289)
End of period		3,218,126	$44,009,578	3,000,527	$42,801,990
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
35

Schwab Target 2015 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$11.87	$11.51	$10.29	$10.48	$13.36	$12.18
Income (loss) from investment operations:
Net investment income (loss)[1]	0.20	0.34	0.33	0.29	0.23	0.19
Net realized and unrealized gains (losses)	0.18	0.87	1.54	0.17	(2.24)	1.54
Total from investment operations	0.38	1.21	1.87	0.46	(2.01)	1.73
Less distributions:
Distributions from net investment income	(0.37)	(0.34)	(0.31)	(0.26)	(0.28)	(0.24)
Distributions from net realized gains	(0.60)	(0.51)	(0.34)	(0.39)	(0.59)	(0.31)
Total distributions	(0.97)	(0.85)	(0.65)	(0.65)	(0.87)	(0.55)
Net asset value at end of period	$11.28	$11.87	$11.51	$10.29	$10.48	$13.36
Total return	3.43%*	11.39%	18.62%	4.53%	(16.15%)	14.54%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%**	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.16%**	0.15%	0.13%	0.12%	0.11%[3]	0.08%
Net investment income (loss)	3.53%**	3.01%	2.94%	2.71%	1.97%	1.47%
Portfolio turnover rate	6%*	17%	9%	7%	19%	14%
Net assets, end of period (x 1,000,000)	$46	$47	$49	$49	$58	$81

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
36
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2015 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 76.6% OF NET ASSETS

U.S. Stocks 23.4%
Large-Cap 20.4%
Schwab Core Equity Fund	$835,766	$51,220	($130,000 )	$40,503	($67,800 )	$729,689	28,593	$51,220
Schwab Fundamental U.S. Large Company Index Fund	962,957	16,328	(177,255)	58,035	56,552	916,617	25,755	16,328
Schwab S&P 500 Index Fund	6,096,055	350,411	(871,578)	451,987	(152,496)	5,874,379	317,020	66,427
Schwab Select Large Cap Growth Fund *	1,907,834	364,430	(226,035)	(115)	(228,000)	1,818,114	68,712	219,047
						9,338,799
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	600,293	12,629	(44,999)	14,834	30,040	612,797	39,181	12,629
Small-Cap 1.6%
Schwab Small-Cap Equity Fund	760,408	57,368	(135,000)	21,720	33,776	738,272	31,631	57,368
						10,689,868

International Stocks 8.8%
Developed Markets 8.8%
Schwab Fundamental International Equity Index Fund	184,938	9,516	—	—	29,546	224,000	14,097	9,516
Schwab International Core Equity Fund	1,731,592	239,972	(415,561)	79,773	37,352	1,673,128	102,962	89,972
Schwab International Opportunities Fund	2,231,866	130,813	(307,234)	58,061	18,491	2,131,997	81,937	130,813
						4,029,125

Real Estate 2.3%
Global Real Estate 2.3%
Schwab Global Real Estate Fund	1,110,731	78,225	(242,643)	28,203	73,646	1,048,162	143,781	18,225

Fixed Income 39.9%
Inflation-Protected Bond 6.4%
Schwab Treasury Inflation Protected Securities Index Fund	3,006,301	101,795	(167,314)	(11,276)	(5,999)	2,923,507	280,298	51,794
Intermediate-Term Bond 25.9%
Schwab U.S. Aggregate Bond Index Fund	11,874,330	628,575	(470,537)	(55,986)	(126,581)	11,849,801	1,328,453	241,437
Short-Term Bond 7.6%
Schwab Short-Term Bond Index Fund	3,555,699	140,683	(155,000)	(5,194)	(23,592)	3,512,596	365,515	71,437
						18,285,904

Money Market Funds 2.2%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	995,003	18,304	—	—	—	1,013,307	1,013,307	17,794
Total Affiliated Underlying Funds (Cost $27,380,171)	$35,853,773	$2,200,269	($3,343,156 )	$680,545	($325,065 )	$35,066,366		$1,054,007

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
37

Schwab Target 2015 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 22.9% OF NET ASSETS

U.S. Stocks 4.3%
Large-Cap 3.8%
Dodge & Cox Stock Fund, Class I						$1,275,502	75,206
PGIM Jennison Growth Fund, Class R6						449,455	6,130
						1,724,957
Small-Cap 0.5%
Driehaus Small Cap Growth Fund, Institutional Class						242,787	7,898
						1,967,744

Fixed Income 18.6%
Intermediate-Term Bond 16.5%
Allspring Core Plus Bond Fund, Class R6						894,356	79,853
Baird Aggregate Bond Fund, Institutional Class						6,220,876	632,846
Loomis Sayles Investment Grade Bond Fund, Class Y						427,628	43,814
						7,542,860
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						953,458	98,295
						8,496,318
Total Unaffiliated Underlying Funds (Cost $10,236,526)						$10,464,062
Total Investments in Securities (Cost $37,616,697)						$45,530,428

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
38
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2015 Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $27,380,171)		$35,066,366
Investments in securities, at value - unaffiliated issuers (cost $10,236,526)		10,464,062
Cash		58,374
Receivables:
Investments sold		649,449
Dividends		56,948
Fund shares sold		9,636
Due from investment adviser		5,555
Prepaid expenses	+	16,668
Total assets		46,327,058

Liabilities
Payables:
Investments bought		533,913
Fund shares redeemed		7,099
Independent trustees’ fees		89
Accrued expenses	+	14,087
Total liabilities		555,188
Net assets		$45,771,870

Net Assets by Source
Capital received from investors		$37,228,818
Total distributable earnings	+	8,543,052
Net assets		$45,771,870

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$45,771,870		4,058,520		$11.28

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
39

Schwab Target 2015 Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$600,413
Dividends received from securities - unaffiliated issuers		193,593
Other Interest	+	1,375
Total investment income		795,381

Expenses
Registration fees		12,009
Professional fees		11,386
Portfolio accounting fees		5,480
Independent trustees’ fees		3,217
Shareholder reports		1,118
Transfer agent fees		691
Custodian fees		156
Other expenses	+	1,033
Total expenses		35,090
Expense reduction	–	35,090
Net expenses	–	—
Net investment income		795,381

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		453,594
Realized capital gain distributions received from underlying funds - unaffiliated issuers		146,537
Net realized gains on sales of securities - affiliated issuers		680,545
Net realized losses on sales of securities - unaffiliated issuers	+	(8,212)
Net realized gains		1,272,464
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(325,065)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(196,426)
Net change in unrealized appreciation (depreciation)		(521,491)
Net realized and unrealized gains		750,973
Increase in net assets resulting from operations		$1,546,354
See financial notes
40
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2015 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$795,381	$1,450,876
Net realized gains		1,272,464	2,208,068
Net change in unrealized appreciation (depreciation)	+	(521,491)	1,398,966
Increase in net assets resulting from operations		$1,546,354	$5,057,910

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,790,001 )	($3,743,193 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		160,072	$1,805,755	436,285	$5,025,397
Shares reinvested		307,102	3,381,197	320,347	3,430,915
Shares redeemed	+	(343,161)	(3,883,592)	(1,045,307)	(11,686,769)
Net transactions in fund shares		124,013	$1,303,360	(288,675)	($3,230,457 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,934,507	$46,712,157	4,223,182	$48,627,897
Total increase (decrease)	+	124,013	(940,287)	(288,675)	(1,915,740)
End of period		4,058,520	$45,771,870	3,934,507	$46,712,157
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
41

Schwab Target 2020 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$14.15	$13.80	$12.38	$12.55	$16.14	$14.55
Income (loss) from investment operations:
Net investment income (loss)[1]	0.23	0.39	0.38	0.34	0.28	0.23
Net realized and unrealized gains (losses)	0.26	1.11	1.95	0.24	(2.72)	1.94
Total from investment operations	0.49	1.50	2.33	0.58	(2.44)	2.17
Less distributions:
Distributions from net investment income	(0.43)	(0.43)	(0.38)	(0.31)	(0.35)	(0.29)
Distributions from net realized gains	(0.91)	(0.72)	(0.53)	(0.44)	(0.80)	(0.29)
Total distributions	(1.34)	(1.15)	(0.91)	(0.75)	(1.15)	(0.58)
Net asset value at end of period	$13.30	$14.15	$13.80	$12.38	$12.55	$16.14
Total return	3.70%*	11.79%	19.39%	4.68%	(16.35%)	15.27%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%**	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.03%**	0.03%	0.03%	0.03%	0.03%[3]	0.02%
Net investment income (loss)	3.50%**	2.94%	2.88%	2.67%	1.97%	1.47%
Portfolio turnover rate	5%*	9%	8%	7%	17%	10%
Net assets, end of period (x 1,000,000)	$288	$296	$317	$323	$384	$531

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
42
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2020 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 77.2% OF NET ASSETS

U.S. Stocks 25.5%
Large-Cap 22.0%
Schwab Core Equity Fund	$5,598,570	$343,106	($775,002 )	$219,962	($419,251 )	$4,967,385	194,647	$343,106
Schwab Fundamental U.S. Large Company Index Fund	6,495,059	110,129	(1,019,021)	307,723	452,743	6,346,633	178,326	110,129
Schwab S&P 500 Index Fund	40,928,815	1,605,076	(4,551,926)	2,605,771	(579,746)	40,007,990	2,159,093	450,495
Schwab Select Large Cap Growth Fund *	12,408,062	1,953,253	(818,694)	9,280	(1,535,156)	12,016,745	454,148	1,457,079
						63,338,753
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	4,126,813	86,822	(443,993)	170,313	148,399	4,088,354	261,404	86,822
Small-Cap 2.1%
Schwab Small-Cap Equity Fund	5,613,684	423,447	(610,000)	85,068	383,536	5,895,735	252,602	423,447
						73,322,842

International Stocks 9.8%
Developed Markets 9.8%
Schwab Fundamental International Equity Index Fund	1,607,130	70,386	(250,001)	79,404	149,881	1,656,800	104,267	70,386
Schwab International Core Equity Fund	11,635,521	622,197	(1,399,999)	341,363	491,097	11,690,179	719,396	622,197
Schwab International Opportunities Fund	15,763,186	1,124,475	(2,529,823)	609,446	(78,253)	14,889,031	572,215	930,063
						28,236,010

Real Estate 2.5%
Global Real Estate 2.5%
Schwab Global Real Estate Fund	7,515,970	123,069	(1,259,999)	34,484	665,290	7,078,814	971,031	123,069

Fixed Income 37.5%
Inflation-Protected Bond 6.1%
Schwab Treasury Inflation Protected Securities Index Fund	18,316,317	311,833	(994,443)	(66,682)	(40,770)	17,526,255	1,680,370	311,833
Intermediate-Term Bond 24.3%
Schwab U.S. Aggregate Bond Index Fund	71,315,136	3,239,337	(3,627,202)	(431,048)	(654,528)	69,841,695	7,829,786	1,435,184
Short-Term Bond 7.1%
Schwab Short-Term Bond Index Fund	21,233,562	824,669	(1,282,635)	(45,256)	(126,401)	20,603,939	2,144,010	425,193
						107,971,889

Money Market Funds 1.9%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	5,317,256	97,817	—	—	—	5,415,073	5,415,073	95,092
Total Affiliated Underlying Funds (Cost $168,501,361)	$227,875,081	$10,935,616	($19,562,738 )	$3,919,828	($1,143,159 )	$222,024,628		$6,884,095

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
43

Schwab Target 2020 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 22.4% OF NET ASSETS

U.S. Stocks 4.2%
Large-Cap 4.0%
Dodge & Cox Stock Fund, Class I						$8,345,029	492,042
PGIM Jennison Growth Fund, Class R6						3,134,510	42,751
						11,479,539
Small-Cap 0.2%
Driehaus Small Cap Growth Fund, Institutional Class						740,735	24,097
						12,220,274

Fixed Income 18.2%
Intermediate-Term Bond 16.0%
Allspring Core Plus Bond Fund, Class R6						7,467,149	666,710
Baird Aggregate Bond Fund, Institutional Class						35,174,208	3,578,251
Loomis Sayles Investment Grade Bond Fund, Class Y						3,466,814	355,206
						46,108,171
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						6,172,055	636,294
						52,280,226
Total Unaffiliated Underlying Funds (Cost $63,160,153)						$64,500,500
Total Investments in Securities (Cost $231,661,514)						$286,525,128

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
44
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2020 Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $168,501,361)		$222,024,628
Investments in securities, at value - unaffiliated issuers (cost $63,160,153)		64,500,500
Cash		402,245
Receivables:
Investments sold		4,597,931
Dividends		336,448
Fund shares sold		12,841
Due from investment adviser		7,130
Prepaid expenses	+	22,987
Total assets		291,904,710

Liabilities
Payables:
Investments bought		4,022,744
Fund shares redeemed		61,436
Independent trustees’ fees		105
Accrued expenses	+	21,207
Total liabilities		4,105,492
Net assets		$287,799,218

Net Assets by Source
Capital received from investors		$228,192,632
Total distributable earnings	+	59,606,586
Net assets		$287,799,218

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$287,799,218		21,641,937		$13.30

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
45

Schwab Target 2020 Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$3,773,162
Dividends received from securities - unaffiliated issuers		1,201,228
Other Interest	+	6,459
Total investment income		4,980,849

Expenses
Registration fees		13,459
Professional fees		11,516
Portfolio accounting fees		10,416
Independent trustees’ fees		3,404
Shareholder reports		3,213
Transfer agent fees		754
Custodian fees		202
Other expenses	+	1,465
Total expenses		44,429
Expense reduction	–	44,429
Net expenses	–	—
Net investment income		4,980,849

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		3,110,933
Realized capital gain distributions received from underlying funds - unaffiliated issuers		999,845
Net realized gains on sales of securities - affiliated issuers		3,919,828
Net realized losses on sales of securities - unaffiliated issuers	+	(285,464)
Net realized gains		7,745,142
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(1,143,159)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(1,121,659)
Net change in unrealized appreciation (depreciation)		(2,264,818)
Net realized and unrealized gains		5,480,324
Increase in net assets resulting from operations		$10,461,173
See financial notes
46
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2020 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$4,980,849	$8,837,076
Net realized gains		7,745,142	18,295,648
Net change in unrealized appreciation (depreciation)	+	(2,264,818)	6,232,837
Increase in net assets resulting from operations		$10,461,173	$33,365,561

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($27,571,732 )	($25,478,391 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		348,376	$4,687,175	880,918	$11,714,640
Shares reinvested		1,940,898	25,154,035	1,836,277	23,357,436
Shares redeemed	+	(1,553,698)	(20,778,765)	(4,792,399)	(64,270,307)
Net transactions in fund shares		735,576	$9,062,445	(2,075,204)	($29,198,231 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,906,361	$295,847,332	22,981,565	$317,158,393
Total increase (decrease)	+	735,576	(8,048,114)	(2,075,204)	(21,311,061)
End of period		21,641,937	$287,799,218	20,906,361	$295,847,332
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
47

Schwab Target 2025 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$16.00	$15.36	$13.40	$13.43	$17.30	$14.81
Income (loss) from investment operations:
Net investment income (loss)[1]	0.26	0.44	0.41	0.35	0.27	0.22
Net realized and unrealized gains (losses)	0.31	1.31	2.28	0.37	(3.09)	2.74
Total from investment operations	0.57	1.75	2.69	0.72	(2.82)	2.96
Less distributions:
Distributions from net investment income	(0.47)	(0.45)	(0.38)	(0.30)	(0.39)	(0.28)
Distributions from net realized gains	(1.01)	(0.66)	(0.35)	(0.45)	(0.66)	(0.19)
Total distributions	(1.48)	(1.11)	(0.73)	(0.75)	(1.05)	(0.47)
Net asset value at end of period	$15.09	$16.00	$15.36	$13.40	$13.43	$17.30
Total return	3.84%*	12.30%	20.57%	5.46%	(17.39%)	20.25%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%**	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.02%**	0.02%	0.02%	0.02%	0.03%[3]	0.02%
Net investment income (loss)	3.50%**	2.90%	2.78%	2.53%	1.82%	1.33%
Portfolio turnover rate	5%*	13%	12%	10%	19%	16%
Net assets, end of period (x 1,000,000)	$398	$425	$448	$446	$495	$662

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
48
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2025 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 77.2% OF NET ASSETS

U.S. Stocks 26.2%
Large-Cap 22.9%
Schwab Core Equity Fund	$8,461,396	$497,225	($1,675,000 )	$519,937	($790,653 )	$7,012,905	274,800	$497,225
Schwab Fundamental U.S. Large Company Index Fund	9,866,541	161,299	(1,780,000)	544,791	567,660	9,360,291	263,003	161,299
Schwab S&P 500 Index Fund	61,268,672	1,819,517	(8,519,505)	5,401,008	(2,470,662)	57,499,030	3,103,024	669,468
Schwab Select Large Cap Growth Fund *	18,533,790	2,687,498	(1,477,905)	1,209	(2,310,794)	17,433,798	658,874	2,168,686
						91,306,024
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	6,433,519	128,073	(1,077,799)	429,933	31,041	5,944,767	380,100	128,073
Small-Cap 1.8%
Schwab Small-Cap Equity Fund	6,994,537	532,616	(1,025,000)	154,650	350,389	7,007,192	300,222	532,616
						104,257,983

International Stocks 10.8%
Developed Markets 10.8%
Schwab Fundamental International Equity Index Fund	2,062,932	106,151	(400,000)	104,342	201,503	2,074,928	130,581	106,151
Schwab International Core Equity Fund	18,368,838	982,255	(2,890,000)	799,316	481,784	17,742,193	1,091,827	982,255
Schwab International Opportunities Fund	24,821,098	2,079,276	(4,590,000)	774,646	94,568	23,179,588	890,837	1,431,661
						42,996,709

Real Estate 2.6%
Global Real Estate 2.6%
Schwab Global Real Estate Fund	11,608,846	184,001	(2,370,000)	107,869	943,629	10,474,345	1,436,810	184,001

Fixed Income 35.9%
Inflation-Protected Bond 5.9%
Schwab Treasury Inflation Protected Securities Index Fund	25,454,999	434,498	(2,137,082)	(169,964)	9,757	23,592,208	2,261,957	434,498
Intermediate-Term Bond 23.2%
Schwab U.S. Aggregate Bond Index Fund	96,985,867	5,281,528	(8,537,562)	(1,021,861)	(428,641)	92,279,331	10,345,217	1,934,449
Short-Term Bond 6.8%
Schwab Short-Term Bond Index Fund	29,366,753	571,378	(2,674,325)	(95,147)	(138,387)	27,030,272	2,812,723	577,958
						142,901,811

Money Market Funds 1.7%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	6,537,347	120,262	—	—	—	6,657,609	6,657,609	116,911
Total Affiliated Underlying Funds (Cost $228,696,021)	$326,765,135	$15,585,577	($39,154,178 )	$7,550,729	($3,458,806 )	$307,288,457		$9,925,251

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
49

Schwab Target 2025 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 22.4% OF NET ASSETS

U.S. Stocks 4.6%
Large-Cap 4.0%
Dodge & Cox Stock Fund, Class I						$11,715,044	690,746
PGIM Jennison Growth Fund, Class R6						4,282,964	58,415
						15,998,008
Small-Cap 0.6%
Driehaus Small Cap Growth Fund, Institutional Class						2,256,829	73,417
						18,254,837

Fixed Income 17.8%
Intermediate-Term Bond 15.7%
Allspring Core Plus Bond Fund, Class R6						11,880,663	1,060,773
Baird Aggregate Bond Fund, Institutional Class						45,495,782	4,628,259
Loomis Sayles Investment Grade Bond Fund, Class Y						5,138,208	526,456
						62,514,653
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						8,585,777	885,132
						71,100,430
Total Unaffiliated Underlying Funds (Cost $86,282,117)						$89,355,267
Total Investments in Securities (Cost $314,978,138)						$396,643,724

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
50
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2025 Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $228,696,021)		$307,288,457
Investments in securities, at value - unaffiliated issuers (cost $86,282,117)		89,355,267
Cash		57,575
Receivables:
Investments sold		6,122,331
Dividends		445,175
Fund shares sold		73,029
Due from investment adviser		7,759
Prepaid expenses	+	20,602
Total assets		403,370,195

Liabilities
Payables:
Investments bought		4,999,193
Fund shares redeemed		171,392
Independent trustees’ fees		114
Accrued expenses	+	23,185
Total liabilities		5,193,884
Net assets		$398,176,311

Net Assets by Source
Capital received from investors		$307,574,444
Total distributable earnings	+	90,601,867
Net assets		$398,176,311

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$398,176,311		26,384,061		$15.09

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
51

Schwab Target 2025 Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$5,346,734
Dividends received from securities - unaffiliated issuers		1,697,159
Other Interest	+	9,132
Total investment income		7,053,025

Expenses
Registration fees		16,079
Professional fees		11,585
Portfolio accounting fees		10,707
Shareholder reports		3,867
Independent trustees’ fees		3,498
Transfer agent fees		2,039
Custodian fees		189
Other expenses	+	1,679
Total expenses		49,643
Expense reduction	–	49,643
Net expenses	–	—
Net investment income		7,053,025

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		4,578,517
Realized capital gain distributions received from underlying funds - unaffiliated issuers		1,482,476
Net realized gains on sales of securities - affiliated issuers		7,550,729
Net realized losses on sales of securities - unaffiliated issuers	+	(112,266)
Net realized gains		13,499,456
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(3,458,806)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(1,834,751)
Net change in unrealized appreciation (depreciation)		(5,293,557)
Net realized and unrealized gains		8,205,899
Increase in net assets resulting from operations		$15,258,924
See financial notes
52
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2025 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$7,053,025	$12,342,182
Net realized gains		13,499,456	25,649,313
Net change in unrealized appreciation (depreciation)	+	(5,293,557)	10,837,686
Increase in net assets resulting from operations		$15,258,924	$48,829,181

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($38,609,399 )	($31,706,342 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,071,559	$16,291,442	2,436,079	$36,849,777
Shares reinvested		2,440,697	35,853,840	2,058,291	29,474,727
Shares redeemed	+	(3,654,757)	(55,137,363)	(7,104,389)	(106,540,367)
Net transactions in fund shares		(142,501)	($2,992,081 )	(2,610,019)	($40,215,863 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,526,562	$424,518,867	29,136,581	$447,611,891
Total decrease	+	(142,501)	(26,342,556)	(2,610,019)	(23,093,024)
End of period		26,384,061	$398,176,311	26,526,562	$424,518,867
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
53

Schwab Target 2030 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$18.31	$17.02	$14.36	$14.39	$18.88	$15.67
Income (loss) from investment operations:
Net investment income (loss)[1]	0.29	0.43	0.40	0.33	0.27	0.22
Net realized and unrealized gains (losses)	0.56	1.88	2.93	0.58	(3.53)	3.54
Total from investment operations	0.85	2.31	3.33	0.91	(3.26)	3.76
Less distributions:
Distributions from net investment income	(0.46)	(0.43)	(0.37)	(0.29)	(0.45)	(0.27)
Distributions from net realized gains	(0.96)	(0.59)	(0.30)	(0.65)	(0.78)	(0.28)
Total distributions	(1.42)	(1.02)	(0.67)	(0.94)	(1.23)	(0.55)
Net asset value at end of period	$17.74	$18.31	$17.02	$14.36	$14.39	$18.88
Total return	4.90%*	14.42%	23.59%	6.52%	(18.51%)	24.38%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%**	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.01%**	0.01%	0.01%	0.01%	0.02%[3]	0.01%
Net investment income (loss)	3.34%**	2.52%	2.47%	2.26%	1.65%	1.21%
Portfolio turnover rate	8%*	14%	12%	9%	16%	14%
Net assets, end of period (x 1,000,000)	$1,050	$1,031	$988	$885	$901	$1,166

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
54
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2030 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.8% OF NET ASSETS

U.S. Stocks 32.1%
Large-Cap 27.9%
Schwab Core Equity Fund	$31,807,133	$1,949,287	($4,429,202 )	$1,103,109	($2,144,583 )	$28,285,744	1,108,376	$1,949,287
Schwab Fundamental U.S. Large Company Index Fund	31,395,489	532,337	(5,318,643)	1,610,463	2,033,856	30,253,502	850,056	532,337
Schwab S&P 500 Index Fund	179,231,053	4,695,415	(16,063,251)	9,681,053	(1,151,340)	176,392,930	9,519,316	1,922,618
Schwab Select Large Cap Growth Fund *	58,722,674	7,746,911	(796,927)	(52,115)	(7,557,751)	58,062,792	2,194,361	7,069,395
						292,994,968
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	15,303,502	321,963	(1,044,294)	350,279	831,602	15,763,052	1,007,868	321,963
Small-Cap 2.7%
Schwab Small-Cap Equity Fund	28,897,887	2,336,235	(5,348,712)	635,373	1,606,168	28,126,951	1,205,096	2,336,235
						336,884,971

International Stocks 15.0%
Developed Markets 15.0%
Schwab Fundamental International Equity Index Fund	8,453,463	377,636	(1,910,454)	463,603	639,912	8,024,160	504,982	377,636
Schwab International Core Equity Fund	64,258,985	3,394,206	(7,340,000)	1,603,405	2,968,657	64,885,253	3,992,939	3,394,206
Schwab International Opportunities Fund	88,067,631	7,150,551	(14,191,989)	1,877,714	1,208,728	84,112,635	3,232,615	5,281,261
						157,022,048

Real Estate 3.2%
Global Real Estate 3.2%
Schwab Global Real Estate Fund	36,177,485	608,147	(6,098,750)	(273,647)	3,543,193	33,956,428	4,657,946	608,148

Fixed Income 24.5%
Inflation-Protected Bond 2.8%
Schwab Treasury Inflation Protected Securities Index Fund	23,036,475	6,062,275	—	—	(113,579)	28,985,171	2,779,019	431,537
Intermediate-Term Bond 16.9%
Schwab U.S. Aggregate Bond Index Fund	159,674,551	20,728,876	—	—	(2,609,249)	177,794,178	19,932,083	3,378,635
Short-Term Bond 4.8%
Schwab Short-Term Bond Index Fund	46,640,633	4,457,401	—	—	(420,363)	50,677,671	5,273,431	988,551
						257,457,020

Money Market Funds 1.0%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	10,474,342	192,688	—	—	—	10,667,030	10,667,030	187,319
Total Affiliated Underlying Funds (Cost $527,467,963)	$782,141,303	$60,553,928	($62,542,222 )	$16,999,237	($1,164,749 )	$795,987,497		$28,779,128

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
55

Schwab Target 2030 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 23.6% OF NET ASSETS

U.S. Stocks 5.8%
Large-Cap 5.2%
Dodge & Cox Stock Fund, Class I						$39,785,672	2,345,853
PGIM Jennison Growth Fund, Class R6						14,331,624	195,467
						54,117,296
Small-Cap 0.6%
Driehaus Small Cap Growth Fund, Institutional Class						6,780,753	220,584
						60,898,049

International Stocks 0.7%
Emerging Markets 0.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						6,972,930	525,862

Fixed Income 17.1%
Intermediate-Term Bond 13.4%
Allspring Core Plus Bond Fund, Class R6						39,706,821	3,545,252
Baird Aggregate Bond Fund, Institutional Class						77,522,978	7,886,366
Loomis Sayles Investment Grade Bond Fund, Class Y						23,623,794	2,420,471
						140,853,593
International Bond 3.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						38,562,094	3,975,474
						179,415,687
Total Unaffiliated Underlying Funds (Cost $233,227,054)						$247,286,666
Total Investments in Securities (Cost $760,695,017)						$1,043,274,163

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
56
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2030 Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $527,467,963)		$795,987,497
Investments in securities, at value - unaffiliated issuers (cost $233,227,054)		247,286,666
Cash		4,594,699
Receivables:
Investments sold		15,631,316
Dividends		903,174
Fund shares sold		828,324
Due from investment adviser		9,525
Prepaid expenses	+	28,873
Total assets		1,065,270,074

Liabilities
Payables:
Investments bought		14,957,591
Fund shares redeemed		611,955
Independent trustees’ fees		120
Accrued expenses	+	31,346
Total liabilities		15,601,012
Net assets		$1,049,669,062

Net Assets by Source
Capital received from investors		$734,427,569
Total distributable earnings	+	315,241,493
Net assets		$1,049,669,062

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,049,669,062		59,162,258		$17.74

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
57

Schwab Target 2030 Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$12,520,754
Dividends received from securities - unaffiliated issuers		4,395,466
Other Interest	+	38,015
Total investment income		16,954,235

Expenses
Registration fees		18,176
Portfolio accounting fees		12,073
Professional fees		11,899
Shareholder reports		8,137
Independent trustees’ fees		3,935
Transfer agent fees		1,038
Custodian fees		126
Other expenses	+	2,917
Total expenses		58,301
Expense reduction	–	58,301
Net expenses	–	—
Net investment income		16,954,235

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		16,258,374
Realized capital gain distributions received from underlying funds - unaffiliated issuers		4,681,206
Net realized gains on sales of securities - affiliated issuers		16,999,237
Net realized gains on sales of securities - unaffiliated issuers	+	310,513
Net realized gains		38,249,330
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(1,164,749)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(4,503,634)
Net change in unrealized appreciation (depreciation)		(5,668,383)
Net realized and unrealized gains		32,580,947
Increase in net assets resulting from operations		$49,535,182
See financial notes
58
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2030 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$16,954,235	$24,774,666
Net realized gains		38,249,330	53,842,057
Net change in unrealized appreciation (depreciation)	+	(5,668,383)	53,944,841
Increase in net assets resulting from operations		$49,535,182	$132,561,564

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($79,262,906 )	($58,750,271 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,181,743	$56,181,414	5,858,853	$99,659,894
Shares reinvested		4,371,996	74,892,278	3,461,919	55,771,510
Shares redeemed	+	(4,697,672)	(82,778,600)	(11,027,948)	(185,710,071)
Net transactions in fund shares		2,856,067	$48,295,092	(1,707,176)	($30,278,667 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		56,306,191	$1,031,101,694	58,013,367	$987,569,068
Total increase (decrease)	+	2,856,067	18,567,368	(1,707,176)	43,532,626
End of period		59,162,258	$1,049,669,062	56,306,191	$1,031,101,694
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
59

Schwab Target 2035 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$19.66	$17.62	$14.49	$14.51	$19.05	$15.34
Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.40	0.37	0.31	0.25	0.20
Net realized and unrealized gains (losses)	0.80	2.31	3.30	0.70	(3.73)	3.99
Total from investment operations	1.10	2.71	3.67	1.01	(3.48)	4.19
Less distributions:
Distributions from net investment income	(0.43)	(0.40)	(0.34)	(0.27)	(0.48)	(0.24)
Distributions from net realized gains	(0.83)	(0.27)	(0.20)	(0.76)	(0.58)	(0.24)
Total distributions	(1.26)	(0.67)	(0.54)	(1.03)	(1.06)	(0.48)
Net asset value at end of period	$19.50	$19.66	$17.62	$14.49	$14.51	$19.05
Total return	5.92%*	15.99%	25.75%	7.22%	(19.41%)	27.76%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%**	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.02%**	0.02%	0.02%	0.02%	0.03%[3]	0.02%
Net investment income (loss)	3.17%**	2.21%	2.22%	2.06%	1.55%	1.11%
Portfolio turnover rate	5%*	15%	11%	10%	13%	14%
Net assets, end of period (x 1,000,000)	$707	$670	$607	$499	$483	$612

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
60
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2035 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 75.2% OF NET ASSETS

U.S. Stocks 37.1%
Large-Cap 32.2%
Schwab Core Equity Fund	$24,095,135	$1,476,659	($1,188,008 )	$51,524	($791,888 )	$23,643,422	926,466	$1,476,659
Schwab Fundamental U.S. Large Company Index Fund	25,691,386	435,619	(3,302,235)	986,551	2,075,957	25,887,278	727,375	435,619
Schwab S&P 500 Index Fund	125,276,331	3,080,841	(4,379,048)	958,654	5,276,392	130,213,170	7,027,154	1,378,890
Schwab Select Large Cap Growth Fund *	47,368,231	6,705,223	—	—	(6,064,970)	48,008,484	1,814,380	5,702,478
						227,752,354
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	10,820,474	227,647	—	—	835,659	11,883,780	759,832	227,647
Small-Cap 3.2%
Schwab Small-Cap Equity Fund	22,252,900	1,799,025	(2,891,948)	311,996	1,577,877	23,049,850	987,569	1,799,025
						262,685,984

International Stocks 18.2%
Developed Markets 18.2%
Schwab Fundamental International Equity Index Fund	6,904,235	696,310	(2,264,126)	659,531	321,862	6,317,812	397,597	355,269
Schwab International Core Equity Fund	50,530,217	2,702,051	(4,549,140)	793,474	2,931,593	52,408,195	3,225,120	2,702,051
Schwab International Opportunities Fund	67,398,387	5,811,143	(6,154,247)	439,540	2,180,744	69,675,567	2,677,770	4,041,763
						128,401,574

Real Estate 3.7%
Global Real Estate 3.7%
Schwab Global Real Estate Fund	27,695,427	457,800	(4,504,971)	(449,339)	2,981,431	26,180,348	3,591,269	457,800

Fixed Income 15.6%
Inflation-Protected Bond 0.8%
Schwab Treasury Inflation Protected Securities Index Fund	2,977,398	2,567,099	—	—	(12,695)	5,531,802	530,374	71,711
Intermediate-Term Bond 11.6%
Schwab U.S. Aggregate Bond Index Fund	71,095,119	12,268,580	—	—	(1,226,817)	82,136,882	9,208,171	1,546,776
Short-Term Bond 3.2%
Schwab Short-Term Bond Index Fund	20,538,080	3,150,000	(461,445)	(19,187)	(177,802)	23,029,646	2,396,425	443,280
						110,698,330

Money Market Funds 0.6%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	4,194,259	77,158	—	—	—	4,271,417	4,271,417	75,008
Total Affiliated Underlying Funds (Cost $347,515,892)	$506,837,579	$41,455,155	($29,695,168 )	$3,732,744	$9,907,343	$532,237,653		$20,713,976

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
61

Schwab Target 2035 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
UNAFFILIATED UNDERLYING FUNDS 24.2% OF NET ASSETS

U.S. Stocks 7.6%
Large-Cap 6.4%
Dodge & Cox Stock Fund, Class I						$33,468,269	1,973,365
PGIM Jennison Growth Fund, Class R6						12,075,760	164,699
						45,544,029
Small-Cap 1.2%
Driehaus Small Cap Growth Fund, Institutional Class						8,059,364	262,178
						53,603,393

International Stocks 1.8%
Emerging Markets 1.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						12,614,246	951,301

Fixed Income 14.8%
Intermediate-Term Bond 10.7%
Allspring Core Plus Bond Fund, Class R6						26,041,477	2,325,132
Baird Aggregate Bond Fund, Institutional Class						31,289,694	3,183,082
Loomis Sayles Investment Grade Bond Fund, Class Y						18,754,421	1,921,560
						76,085,592
International Bond 4.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						28,856,330	2,974,879
						104,941,922
Total Unaffiliated Underlying Funds (Cost $157,795,294)						$171,159,561
Total Investments in Securities (Cost $505,311,186)						$703,397,214

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
62
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2035 Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $347,515,892)		$532,237,653
Investments in securities, at value - unaffiliated issuers (cost $157,795,294)		171,159,561
Cash		2,858,369
Receivables:
Investments sold		7,912,326
Dividends		451,811
Fund shares sold		298,756
Due from investment adviser		9,066
Prepaid expenses	+	22,266
Total assets		714,949,808

Liabilities
Payables:
Investments bought		6,643,292
Fund shares redeemed		927,455
Independent trustees’ fees		98
Accrued expenses	+	25,995
Total liabilities		7,596,840
Net assets		$707,352,968

Net Assets by Source
Capital received from investors		$489,118,908
Total distributable earnings	+	218,234,060
Net assets		$707,352,968

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$707,352,968		36,280,096		$19.50

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
63

Schwab Target 2035 Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$7,915,265
Dividends received from securities - unaffiliated issuers		2,727,251
Other Interest	+	27,869
Total investment income		10,670,385

Expenses
Registration fees		18,452
Professional fees		11,704
Portfolio accounting fees		11,245
Shareholder reports		5,499
Independent trustees’ fees		3,669
Transfer agent fees		2,716
Custodian fees		76
Other expenses	+	2,200
Total expenses		55,561
Expense reduction	–	55,561
Net expenses	–	—
Net investment income		10,670,385

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		12,798,711
Realized capital gain distributions received from underlying funds - unaffiliated issuers		3,690,266
Net realized gains on sales of securities - affiliated issuers		3,732,744
Net realized gains on sales of securities - unaffiliated issuers	+	71,859
Net realized gains		20,293,580
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		9,907,343
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(1,478,335)
Net change in unrealized appreciation (depreciation)		8,429,008
Net realized and unrealized gains		28,722,588
Increase in net assets resulting from operations		$39,392,973
See financial notes
64
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2035 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$10,670,385	$13,759,480
Net realized gains		20,293,580	29,184,786
Net change in unrealized appreciation (depreciation)	+	8,429,008	50,254,644
Increase in net assets resulting from operations		$39,392,973	$93,198,910

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($43,432,559 )	($23,067,266 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,534,280	$48,578,835	3,920,133	$70,569,088
Shares reinvested		2,217,141	41,416,199	1,296,076	22,124,015
Shares redeemed	+	(2,535,697)	(48,394,420)	(5,626,625)	(100,509,078)
Net transactions in fund shares		2,215,724	$41,600,614	(410,416)	($7,815,975 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,064,372	$669,791,940	34,474,788	$607,476,271
Total increase (decrease)	+	2,215,724	37,561,028	(410,416)	62,315,669
End of period		36,280,096	$707,352,968	34,064,372	$669,791,940
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
65

Schwab Target 2040 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$20.91	$18.74	$15.26	$15.33	$20.52	$16.24
Income (loss) from investment operations:
Net investment income (loss)[1]	0.31	0.37	0.36	0.30	0.26	0.20
Net realized and unrealized gains (losses)	1.01	2.70	3.76	0.84	(4.10)	4.68
Total from investment operations	1.32	3.07	4.12	1.14	(3.84)	4.88
Less distributions:
Distributions from net investment income	(0.42)	(0.39)	(0.34)	(0.27)	(0.54)	(0.24)
Distributions from net realized gains	(1.00)	(0.51)	(0.30)	(0.94)	(0.81)	(0.36)
Total distributions	(1.42)	(0.90)	(0.64)	(1.21)	(1.35)	(0.60)
Net asset value at end of period	$20.81	$20.91	$18.74	$15.26	$15.33	$20.52
Total return	6.64%*	17.14%	27.49%	7.79%	(20.10%)	30.57%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%**	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.01%**	0.01%	0.01%	0.01%	0.02%[3]	0.01%
Net investment income (loss)	3.06%**	1.97%	2.02%	1.90%	1.49%	1.05%
Portfolio turnover rate	5%*	12%	10%	9%	10%	14%
Net assets, end of period (x 1,000,000)	$1,373	$1,313	$1,182	$982	$960	$1,236

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
66
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2040 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 76.2% OF NET ASSETS

U.S. Stocks 41.1%
Large-Cap 35.2%
Schwab Core Equity Fund	$52,502,458	$3,217,591	($2,817,586 )	$88,523	($1,726,943 )	$51,264,043	2,008,779	$3,217,591
Schwab Fundamental U.S. Large Company Index Fund	61,165,910	1,037,119	(7,109,739)	2,128,403	5,247,031	62,468,724	1,755,232	1,037,119
Schwab S&P 500 Index Fund	254,421,291	2,781,194	(3,564,536)	1,383,679	10,840,826	265,862,454	14,347,677	2,781,194
Schwab Select Large Cap Growth Fund *	106,349,890	12,677,058	(1,000,000)	76,370	(13,870,714)	104,232,604	3,939,252	12,677,058
						483,827,825
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	22,345,454	470,115	—	—	1,725,727	24,541,296	1,569,137	470,115
Small-Cap 4.1%
Schwab Small-Cap Equity Fund	54,562,103	4,411,046	(7,519,424)	600,252	3,785,642	55,839,619	2,392,443	4,411,046
						564,208,740

International Stocks 20.5%
Developed Markets 20.5%
Schwab Fundamental International Equity Index Fund	13,952,215	717,932	(2,046,733)	430,482	1,588,369	14,642,265	921,477	717,932
Schwab International Core Equity Fund	110,935,637	5,878,764	(8,662,407)	1,251,670	6,957,678	116,361,342	7,160,698	5,878,764
Schwab International Opportunities Fund	152,335,552	9,135,295	(15,425,919)	1,168,331	4,331,713	151,544,972	5,824,173	9,135,295
						282,548,579

Real Estate 4.1%
Global Real Estate 4.1%
Schwab Global Real Estate Fund	58,380,434	996,554	(8,518,775)	(942,978)	6,245,056	56,160,291	7,703,744	996,554

Fixed Income 10.1%
Intermediate-Term Bond 7.9%
Schwab U.S. Aggregate Bond Index Fund	94,113,911	16,437,153	—	—	(1,557,584)	108,993,480	12,219,000	2,008,302
Short-Term Bond 2.2%
Schwab Short-Term Bond Index Fund	27,657,147	2,223,759	—	—	(245,822)	29,635,084	3,083,776	582,069
						138,628,564

Money Market Funds 0.4%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	5,246,788	96,520	—	—	—	5,343,308	5,343,308	93,831
Total Affiliated Underlying Funds (Cost $611,218,033)	$1,013,968,790	$60,080,100	($56,665,119 )	$6,184,732	$23,320,979	$1,046,889,482		$44,006,870

UNAFFILIATED UNDERLYING FUNDS 23.1% OF NET ASSETS

U.S. Stocks 8.3%
Large-Cap 7.1%
Dodge & Cox Stock Fund, Class I						$69,684,299	4,108,744
PGIM Jennison Growth Fund, Class R6						27,221,446	371,269
						96,905,745
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
67

Schwab Target 2040 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
Small-Cap 1.2%
Driehaus Small Cap Growth Fund, Institutional Class						$16,972,694	552,137
						113,878,439

International Stocks 2.9%
Emerging Markets 2.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						40,029,920	3,018,848

Fixed Income 11.9%
Intermediate-Term Bond 8.7%
Allspring Core Plus Bond Fund, Class R6						36,971,300	3,301,009
Baird Aggregate Bond Fund, Institutional Class						40,944,599	4,165,269
Loomis Sayles Investment Grade Bond Fund, Class Y						41,396,967	4,241,493
						119,312,866
International Bond 3.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						43,964,773	4,532,451
						163,277,639
Total Unaffiliated Underlying Funds (Cost $285,722,986)						$317,185,998
Total Investments in Securities (Cost $896,941,019)						$1,364,075,480

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
68
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2040 Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $611,218,033)		$1,046,889,482
Investments in securities, at value - unaffiliated issuers (cost $285,722,986)		317,185,998
Cash		4,454,334
Receivables:
Investments sold		12,961,302
Dividends		604,965
Fund shares sold		340,641
Due from investment adviser		10,729
Prepaid expenses	+	30,332
Total assets		1,382,477,783

Liabilities
Payables:
Investments bought		8,660,921
Fund shares redeemed		349,442
Independent trustees’ fees		114
Accrued expenses	+	40,367
Total liabilities		9,050,844
Net assets		$1,373,426,939

Net Assets by Source
Capital received from investors		$868,373,978
Total distributable earnings	+	505,052,961
Net assets		$1,373,426,939

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,373,426,939		65,987,796		$20.81

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
69

Schwab Target 2040 Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$15,223,030
Dividends received from securities - unaffiliated issuers		4,722,345
Other Interest	+	49,232
Total investment income		19,994,607

Expenses
Registration fees		19,768
Portfolio accounting fees		12,697
Professional fees		12,036
Shareholder reports		11,897
Independent trustees’ fees		4,133
Transfer agent fees		1,273
Custodian fees		59
Other expenses	+	3,466
Total expenses		65,329
Expense reduction	–	65,329
Net expenses	–	—
Net investment income		19,994,607

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		28,783,840
Realized capital gain distributions received from underlying funds - unaffiliated issuers		8,151,127
Net realized gains on sales of securities - affiliated issuers		6,184,732
Net realized gains on sales of securities - unaffiliated issuers	+	717,508
Net realized gains		43,837,207
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		23,320,979
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(797,456)
Net change in unrealized appreciation (depreciation)		22,523,523
Net realized and unrealized gains		66,360,730
Increase in net assets resulting from operations		$86,355,337
See financial notes
70
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2040 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$19,994,607	$24,051,052
Net realized gains		43,837,207	64,041,681
Net change in unrealized appreciation (depreciation)	+	22,523,523	107,841,702
Increase in net assets resulting from operations		$86,355,337	$195,934,435

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($88,761,144 )	($56,442,806 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,662,970	$54,160,136	4,850,522	$92,180,409
Shares reinvested		4,336,574	85,950,896	3,042,614	54,706,191
Shares redeemed	+	(3,820,901)	(77,604,744)	(8,163,035)	(155,070,900)
Net transactions in fund shares		3,178,643	$62,506,288	(269,899)	($8,184,300 )

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		62,809,153	$1,313,326,458	63,079,052	$1,182,019,129
Total increase (decrease)	+	3,178,643	60,100,481	(269,899)	131,307,329
End of period		65,987,796	$1,373,426,939	62,809,153	$1,313,326,458
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
71

Schwab Target 2045 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$19.49	$17.00	$13.59	$13.54	$17.97	$13.83
Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.31	0.29	0.24	0.22	0.16
Net realized and unrealized gains (losses)	1.09	2.70	3.57	0.83	(3.76)	4.36
Total from investment operations	1.37	3.01	3.86	1.07	(3.54)	4.52
Less distributions:
Distributions from net investment income	(0.35)	(0.33)	(0.29)	(0.23)	(0.49)	(0.18)
Distributions from net realized gains	(0.62)	(0.19)	(0.16)	(0.79)	(0.40)	(0.20)
Total distributions	(0.97)	(0.52)	(0.45)	(1.02)	(0.89)	(0.38)
Net asset value at end of period	$19.89	$19.49	$17.00	$13.59	$13.54	$17.97
Total return	7.31%*	18.24%	28.81%	8.24%	(20.76%)	33.13%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%**	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.03%**	0.03%	0.03%	0.04%	0.05%[3]	0.04%
Net investment income (loss)	2.95%**	1.74%	1.84%	1.73%	1.46%	0.96%
Portfolio turnover rate	3%*	9%	6%	5%	7%	12%
Net assets, end of period (x 1,000,000)	$396	$367	$305	$234	$206	$252

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
72
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2045 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 77.7% OF NET ASSETS

U.S. Stocks 44.1%
Large-Cap 37.8%
Schwab Core Equity Fund	$15,630,980	$957,939	($300,000 )	($9,545 )	($479,081 )	$15,800,293	619,134	$957,939
Schwab Fundamental U.S. Large Company Index Fund	19,526,530	331,088	(380,000)	37,287	2,393,387	21,908,292	615,574	331,088
Schwab S&P 500 Index Fund	72,056,677	3,356,216	(690,000)	816	3,590,919	78,314,628	4,226,370	793,112
Schwab Select Large Cap Growth Fund *	33,600,237	4,569,740	—	—	(4,324,298)	33,845,679	1,279,126	4,045,002
						149,868,892
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	6,579,017	138,413	—	—	508,093	7,225,523	461,990	138,413
Small-Cap 4.5%
Schwab Small-Cap Equity Fund	16,388,113	1,324,889	(1,300,000)	104,132	1,291,938	17,809,072	763,028	1,324,889
						174,903,487

International Stocks 22.4%
Developed Markets 22.4%
Schwab Fundamental International Equity Index Fund	4,333,872	223,006	(655,427)	113,133	535,237	4,549,821	286,332	223,006
Schwab International Core Equity Fund	33,821,420	1,808,566	(1,690,598)	98,912	2,426,397	36,464,697	2,243,981	1,808,566
Schwab International Opportunities Fund	46,325,571	2,778,063	(2,872,683)	123,172	1,604,830	47,958,953	1,843,157	2,778,063
						88,973,471

Real Estate 4.4%
Global Real Estate 4.4%
Schwab Global Real Estate Fund	17,746,450	304,101	(2,394,430)	(328,986)	1,920,180	17,247,315	2,365,887	304,100

Fixed Income 6.6%
Intermediate-Term Bond 5.1%
Schwab U.S. Aggregate Bond Index Fund	16,032,846	4,654,833	—	—	(300,470)	20,387,209	2,285,562	370,856
Short-Term Bond 1.5%
Schwab Short-Term Bond Index Fund	4,934,510	863,907	—	—	(48,106)	5,750,311	598,367	108,261
						26,137,520

Money Market Funds 0.2%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	686,503	12,629	—	—	—	699,132	699,132	12,277
Total Affiliated Underlying Funds (Cost $207,660,423)	$287,662,726	$21,323,390	($10,283,138 )	$138,921	$9,119,026	$307,960,925		$13,195,572

UNAFFILIATED UNDERLYING FUNDS 21.7% OF NET ASSETS

U.S. Stocks 9.3%
Large-Cap 7.6%
Dodge & Cox Stock Fund, Class I						$21,878,082	1,289,981
PGIM Jennison Growth Fund, Class R6						8,305,428	113,276
						30,183,510
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
73

Schwab Target 2045 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
Small-Cap 1.7%
Driehaus Small Cap Growth Fund, Institutional Class						$6,523,090	212,202
						36,706,600

International Stocks 4.1%
Emerging Markets 4.1%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						16,130,918	1,216,510

Fixed Income 8.3%
Intermediate-Term Bond 6.1%
Allspring Core Plus Bond Fund, Class R6						6,531,644	583,182
Baird Aggregate Bond Fund, Institutional Class						7,899,236	803,585
Loomis Sayles Investment Grade Bond Fund, Class Y						10,002,188	1,024,814
						24,433,068
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						8,678,507	894,691
						33,111,575
Total Unaffiliated Underlying Funds (Cost $74,971,279)						$85,949,093
Total Investments in Securities (Cost $282,631,702)						$393,910,018

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
74
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2045 Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $207,660,423)		$307,960,925
Investments in securities, at value - unaffiliated issuers (cost $74,971,279)		85,949,093
Cash		1,768,262
Receivables:
Investments sold		1,680,000
Fund shares sold		321,351
Dividends		117,216
Due from investment adviser		7,638
Prepaid expenses	+	18,174
Total assets		397,822,659

Liabilities
Payables:
Investments bought		956,133
Fund shares redeemed		470,303
Independent trustees’ fees		88
Accrued expenses	+	22,085
Total liabilities		1,448,609
Net assets		$396,374,050

Net Assets by Source
Capital received from investors		$273,985,856
Total distributable earnings	+	122,388,194
Net assets		$396,374,050

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$396,374,050		19,927,638		$19.89

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
75

Schwab Target 2045 Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$4,277,370
Dividends received from securities - unaffiliated issuers		1,151,350
Other Interest	+	16,729
Total investment income		5,445,449

Expenses
Registration fees		15,624
Professional fees		11,541
Portfolio accounting fees		10,548
Shareholder reports		4,207
Independent trustees’ fees		3,444
Transfer agent fees		1,686
Custodian fees		54
Other expenses	+	1,547
Total expenses		48,651
Expense reduction	–	48,651
Net expenses	–	—
Net investment income		5,445,449

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		8,918,202
Realized capital gain distributions received from underlying funds - unaffiliated issuers		2,453,179
Net realized gains on sales of securities - affiliated issuers		138,921
Net realized losses on sales of securities - unaffiliated issuers	+	(37,013)
Net realized gains		11,473,289
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		9,119,026
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	973,830
Net change in unrealized appreciation (depreciation)		10,092,856
Net realized and unrealized gains		21,566,145
Increase in net assets resulting from operations		$27,011,594
See financial notes
76
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2045 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$5,445,449	$5,692,826
Net realized gains		11,473,289	12,132,256
Net change in unrealized appreciation (depreciation)	+	10,092,856	38,397,662
Increase in net assets resulting from operations		$27,011,594	$56,222,744

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($18,246,912 )	($9,372,604 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,337,610	$25,739,665	2,963,513	$52,165,044
Shares reinvested		942,130	17,740,314	550,757	9,148,086
Shares redeemed	+	(1,195,358)	(23,072,089)	(2,582,897)	(45,479,658)
Net transactions in fund shares		1,084,382	$20,407,890	931,373	$15,833,472

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,843,256	$367,201,478	17,911,883	$304,517,866
Total increase	+	1,084,382	29,172,572	931,373	62,683,612
End of period		19,927,638	$396,374,050	18,843,256	$367,201,478
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
77

Schwab Target 2050 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$19.93	$17.31	$13.79	$13.74	$18.48	$14.03
Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.28	0.28	0.24	0.22	0.16
Net realized and unrealized gains (losses)	1.23	2.90	3.76	0.89	(3.90)	4.66
Total from investment operations	1.51	3.18	4.04	1.13	(3.68)	4.82
Less distributions:
Distributions from net investment income	(0.34)	(0.31)	(0.29)	(0.23)	(0.53)	(0.17)
Distributions from net realized gains	(0.60)	(0.25)	(0.23)	(0.85)	(0.53)	(0.20)
Total distributions	(0.94)	(0.56)	(0.52)	(1.08)	(1.06)	(0.37)
Net asset value at end of period	$20.50	$19.93	$17.31	$13.79	$13.74	$18.48
Total return	7.89%*	18.96%	29.76%	8.62%	(21.22%)	34.83%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%**	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.03%**	0.03%	0.03%	0.04%	0.05%[3]	0.04%
Net investment income (loss)	2.88%**	1.58%	1.71%	1.66%	1.44%	0.93%
Portfolio turnover rate	1%*	7%	2%	5%	6%	19%
Net assets, end of period (x 1,000,000)	$414	$376	$315	$235	$204	$245

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
78
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2050 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.5% OF NET ASSETS

U.S. Stocks 45.4%
Large-Cap 38.5%
Schwab Core Equity Fund	$16,428,658	$1,006,823	$—	$—	($504,798 )	$16,930,683	663,428	$1,006,823
Schwab Fundamental U.S. Large Company Index Fund	19,935,088	1,188,016	—	—	2,497,345	23,620,449	663,682	338,016
Schwab S&P 500 Index Fund	76,473,326	1,191,726	—	—	3,746,707	81,411,759	4,393,511	841,726
Schwab Select Large Cap Growth Fund *	35,432,786	6,695,265	—	—	(4,523,377)	37,604,674	1,421,189	4,265,616
						159,567,565
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	6,757,853	142,175	—	—	521,905	7,421,933	474,548	142,175
Small-Cap 5.1%
Schwab Small-Cap Equity Fund	18,217,855	1,472,813	—	—	1,586,997	21,277,665	911,639	1,472,813
						188,267,163

International Stocks 24.6%
Developed Markets 24.6%
Schwab Fundamental International Equity Index Fund	5,070,164	245,181	(310,000)	81,951	683,932	5,771,228	363,199	245,181
Schwab International Core Equity Fund	37,541,060	2,007,469	(300,000)	13,218	2,819,793	42,081,540	2,589,633	2,007,469
Schwab International Opportunities Fund	51,373,898	3,080,802	(2,436,324)	83,144	1,864,443	53,965,963	2,074,019	3,080,802
						101,818,731

Real Estate 4.6%
Global Real Estate 4.6%
Schwab Global Real Estate Fund	18,613,037	325,699	(1,656,960)	(209,772)	1,935,784	19,007,788	2,607,378	325,699

Fixed Income 3.7%
Intermediate-Term Bond 2.8%
Schwab U.S. Aggregate Bond Index Fund	10,037,444	1,972,536	—	—	(184,008)	11,825,972	1,325,782	224,527
Short-Term Bond 0.9%
Schwab Short-Term Bond Index Fund	3,363,880	421,363	—	—	(31,496)	3,753,747	390,608	72,117
						15,579,719

Money Market Funds 0.2%
Schwab Government Money Fund, Ultra Shares, 3.53% (b)	295,608	409,335	—	—	—	704,943	704,943	9,808
Total Affiliated Underlying Funds (Cost $218,780,289)	$299,540,657	$20,159,203	($4,703,284 )	($31,459 )	$10,413,227	$325,378,344		$14,032,772

UNAFFILIATED UNDERLYING FUNDS 21.0% OF NET ASSETS

U.S. Stocks 9.7%
Large-Cap 8.0%
Dodge & Cox Stock Fund, Class I						$23,825,754	1,404,820
PGIM Jennison Growth Fund, Class R6						9,263,573	126,344
						33,089,327
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
79

Schwab Target 2050 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
Small-Cap 1.7%
Driehaus Small Cap Growth Fund, Institutional Class						$6,969,085	226,711
						40,058,412

International Stocks 5.5%
Emerging Markets 5.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						22,651,280	1,708,241

Fixed Income 5.8%
Intermediate-Term Bond 4.3%
Allspring Core Plus Bond Fund, Class R6						4,231,761	377,836
Baird Aggregate Bond Fund, Institutional Class						4,758,276	484,057
Loomis Sayles Investment Grade Bond Fund, Class Y						8,945,755	916,573
						17,935,792
International Bond 1.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						6,125,790	631,525
						24,061,582
Total Unaffiliated Underlying Funds (Cost $73,331,335)						$86,771,274
Total Investments in Securities (Cost $292,111,624)						$412,149,618

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

(b)	The rate shown is the annualized 7-day yield.
At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
80
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2050 Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $218,780,289)		$325,378,344
Investments in securities, at value - unaffiliated issuers (cost $73,331,335)		86,771,274
Cash		1,861,231
Receivables:
Fund shares sold		349,955
Dividends		75,132
Due from investment adviser		7,852
Prepaid expenses	+	17,605
Total assets		414,461,393

Liabilities
Payables:
Fund shares redeemed		88,042
Investments bought		74,041
Independent trustees’ fees		86
Accrued expenses	+	23,729
Total liabilities		185,898
Net assets		$414,275,495

Net Assets by Source
Capital received from investors		$283,754,998
Total distributable earnings	+	130,520,497
Net assets		$414,275,495

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$414,275,495		20,204,720		$20.50

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
81

Schwab Target 2050 Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$4,415,067
Dividends received from securities - unaffiliated issuers		1,069,922
Other Interest	+	15,270
Total investment income		5,500,259

Expenses
Registration fees		15,556
Professional fees		11,546
Portfolio accounting fees		10,565
Shareholder reports		5,056
Independent trustees’ fees		3,450
Transfer agent fees		1,982
Custodian fees		40
Other expenses	+	1,561
Total expenses		49,756
Expense reduction	–	49,756
Net expenses	–	—
Net investment income		5,500,259

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		9,617,705
Realized capital gain distributions received from underlying funds - unaffiliated issuers		2,556,584
Net realized losses on sales of securities - affiliated issuers	+	(31,459)
Net realized gains		12,142,830
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		10,413,227
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	2,041,287
Net change in unrealized appreciation (depreciation)		12,454,514
Net realized and unrealized gains		24,597,344
Increase in net assets resulting from operations		$30,097,603
See financial notes
82
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2050 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$5,500,259	$5,294,878
Net realized gains		12,142,830	12,083,257
Net change in unrealized appreciation (depreciation)	+	12,454,514	42,519,259
Increase in net assets resulting from operations		$30,097,603	$59,897,394

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($17,880,705 )	($10,184,744 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,526,760	$30,241,894	2,560,099	$45,451,012
Shares reinvested		898,405	17,357,173	585,208	9,884,154
Shares redeemed	+	(1,069,442)	(21,157,320)	(2,471,974)	(44,014,728)
Net transactions in fund shares		1,355,723	$26,441,747	673,333	$11,320,438

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,848,997	$375,616,850	18,175,664	$314,583,762
Total increase	+	1,355,723	38,658,645	673,333	61,033,088
End of period		20,204,720	$414,275,495	18,848,997	$375,616,850
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
83

Schwab Target 2055 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$20.37	$17.64	$14.00	$13.97	$18.74	$14.11
Income (loss) from investment operations:
Net investment income (loss)[1]	0.28	0.27	0.27	0.23	0.23	0.15
Net realized and unrealized gains (losses)	1.34	3.05	3.89	0.92	(4.05)	4.83
Total from investment operations	1.62	3.32	4.16	1.15	(3.82)	4.98
Less distributions:
Distributions from net investment income	(0.33)	(0.31)	(0.29)	(0.23)	(0.54)	(0.16)
Distributions from net realized gains	(0.54)	(0.28)	(0.23)	(0.89)	(0.41)	(0.19)
Total distributions	(0.87)	(0.59)	(0.52)	(1.12)	(0.95)	(0.35)
Net asset value at end of period	$21.12	$20.37	$17.64	$14.00	$13.97	$18.74
Total return	8.25%*	19.44%	30.16%	8.62%	(21.54%)	35.79%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%**	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.03%**	0.04%	0.04%	0.05%	0.07%[3]	0.06%
Net investment income (loss)	2.78%**	1.50%	1.65%	1.59%	1.43%	0.88%
Portfolio turnover rate	0%*,4	6%	4%	4%	4%	11%
Net assets, end of period (x 1,000,000)	$307	$273	$221	$162	$136	$158

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Less than 0.50%
See financial notes
84
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2055 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 79.8% OF NET ASSETS

U.S. Stocks 47.3%
Large-Cap 39.7%
Schwab Core Equity Fund	$12,307,744	$1,554,274	$—	$—	($351,470 )	$13,510,548	529,410	$754,274
Schwab Fundamental U.S. Large Company Index Fund	15,870,191	269,092	—	—	1,975,532	18,114,815	508,986	269,092
Schwab S&P 500 Index Fund	54,928,536	3,219,027	(500,000)	36,524	2,759,541	60,443,628	3,261,934	599,027
Schwab Select Large Cap Growth Fund *	27,402,334	5,528,861	—	—	(3,429,639)	29,501,556	1,114,949	3,298,861
						121,570,547
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	4,953,439	734,213	—	—	421,522	6,109,174	390,612	104,213
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	15,136,510	1,195,807	(350,000)	(12,650)	1,306,102	17,275,769	740,179	1,195,807
						144,955,490

International Stocks 24.9%
Developed Markets 24.9%
Schwab Fundamental International Equity Index Fund	3,405,345	175,227	(240,000)	42,973	505,374	3,888,919	244,740	175,227
Schwab International Core Equity Fund	27,604,604	1,476,128	—	—	2,091,474	31,172,206	1,918,290	1,476,128
Schwab International Opportunities Fund	37,622,507	2,256,156	—	—	1,465,738	41,344,401	1,588,947	2,256,156
						76,405,526

Real Estate 4.9%
Global Real Estate 4.9%
Schwab Global Real Estate Fund	13,591,304	249,834	(200,000)	(10,359)	1,322,782	14,953,561	2,051,243	249,834

Fixed Income 2.7%
Intermediate-Term Bond 2.1%
Schwab U.S. Aggregate Bond Index Fund	4,939,296	1,619,741	—	—	(96,649)	6,462,388	724,483	120,748
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	1,496,016	485,719	—	—	(16,555)	1,965,180	204,493	36,055
						8,427,568
Total Affiliated Underlying Funds (Cost $169,280,935)	$219,257,826	$18,764,079	($1,290,000 )	$56,488	$7,953,752	$244,742,145		$10,535,422

UNAFFILIATED UNDERLYING FUNDS 19.6% OF NET ASSETS

U.S. Stocks 9.9%
Large-Cap 8.1%
Dodge & Cox Stock Fund, Class I						$18,184,900	1,072,223
PGIM Jennison Growth Fund, Class R6						6,741,339	91,944
						24,926,239
Small-Cap 1.8%
Driehaus Small Cap Growth Fund, Institutional Class						5,480,459	178,284
						30,406,698

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
85

Schwab Target 2055 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
International Stocks 5.8%
Emerging Markets 5.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						$17,790,192	1,341,643

Fixed Income 3.9%
Intermediate-Term Bond 2.8%
Allspring Core Plus Bond Fund, Class R6						2,199,415	196,376
Baird Aggregate Bond Fund, Institutional Class						980,933	99,790
Loomis Sayles Investment Grade Bond Fund, Class Y						5,419,375	555,264
						8,599,723
International Bond 1.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						3,206,259	330,542
						11,805,982
Total Unaffiliated Underlying Funds (Cost $49,523,453)						$60,002,872
Total Investments in Securities (Cost $218,804,388)						$304,745,017

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
86
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2055 Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $169,280,935)		$244,742,145
Investments in securities, at value - unaffiliated issuers (cost $49,523,453)		60,002,872
Cash		1,357,906
Receivables:
Fund shares sold		498,950
Dividends		39,709
Due from investment adviser		7,449
Prepaid expenses	+	17,238
Total assets		306,666,269

Liabilities
Payables:
Investments bought		39,709
Fund shares redeemed		7,798
Independent trustees’ fees		84
Accrued expenses	+	22,424
Total liabilities		70,015
Net assets		$306,596,254

Net Assets by Source
Capital received from investors		$212,611,233
Total distributable earnings	+	93,985,021
Net assets		$306,596,254

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$306,596,254		14,518,315		$21.12

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
87

Schwab Target 2055 Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$3,184,181
Dividends received from securities - unaffiliated issuers		696,448
Other Interest	+	12,323
Total investment income		3,892,952

Expenses
Registration fees		14,642
Professional fees		11,493
Portfolio accounting fees		10,317
Shareholder reports		4,551
Independent trustees’ fees		3,377
Transfer agent fees		1,559
Custodian fees		54
Other expenses	+	1,394
Total expenses		47,387
Expense reduction	–	47,387
Net expenses	–	—
Net investment income		3,892,952

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		7,351,241
Realized capital gain distributions received from underlying funds - unaffiliated issuers		1,971,601
Net realized gains on sales of securities - affiliated issuers	+	56,488
Net realized gains		9,379,330
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		7,953,752
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	1,750,281
Net change in unrealized appreciation (depreciation)		9,704,033
Net realized and unrealized gains		19,083,363
Increase in net assets resulting from operations		$22,976,315
See financial notes
88
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2055 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$3,892,952	$3,606,532
Net realized gains		9,379,330	7,744,322
Net change in unrealized appreciation (depreciation)	+	9,704,033	32,731,429
Increase in net assets resulting from operations		$22,976,315	$44,082,283

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($11,793,938 )	($7,485,566 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,227,562	$24,933,694	2,322,442	$42,373,615
Shares reinvested		582,087	11,548,614	426,108	7,324,800
Shares redeemed	+	(714,068)	(14,469,229)	(1,841,368)	(33,654,855)
Net transactions in fund shares		1,095,581	$22,013,079	907,182	$16,043,560

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,422,734	$273,400,798	12,515,552	$220,760,521
Total increase	+	1,095,581	33,195,456	907,182	52,640,277
End of period		14,518,315	$306,596,254	13,422,734	$273,400,798
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
89

Schwab Target 2060 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	11/1/20– 10/31/21
Per-Share Data
Net asset value at beginning of period	$18.49	$15.90	$12.58	$12.26	$16.42	$12.21
Income (loss) from investment operations:
Net investment income (loss)[1]	0.25	0.23	0.23	0.20	0.19	0.12
Net realized and unrealized gains (losses)	1.27	2.84	3.55	0.85	(3.61)	4.34
Total from investment operations	1.52	3.07	3.78	1.05	(3.42)	4.46
Less distributions:
Distributions from net investment income	(0.29)	(0.27)	(0.26)	(0.20)	(0.47)	(0.13)
Distributions from net realized gains	(0.39)	(0.21)	(0.20)	(0.53)	(0.27)	(0.12)
Total distributions	(0.68)	(0.48)	(0.46)	(0.73)	(0.74)	(0.25)
Net asset value at end of period	$19.33	$18.49	$15.90	$12.58	$12.26	$16.42
Total return	8.46%*	19.90%	30.55%	8.82%	(21.88%)	36.89%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[2]	0.00%**	0.00%	0.00%	0.00%	0.00%[3]	0.00%
Total expenses[2]	0.06%**	0.09%	0.10%	0.15%	0.20%[3]	0.22%
Net investment income (loss)	2.75%**	1.40%	1.54%	1.51%	1.35%	0.80%
Portfolio turnover rate	1%*	5%	2%	4%	15%	11%
Net assets, end of period (x 1,000,000)	$137	$120	$87	$54	$40	$40

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
90
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2060 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 79.4% OF NET ASSETS

U.S. Stocks 47.9%
Large-Cap 40.2%
Schwab Core Equity Fund	$5,555,064	$600,440	$—	$—	($167,049 )	$5,988,455	234,657	$340,440
Schwab Fundamental U.S. Large Company Index Fund	7,042,189	251,572	—	—	890,216	8,183,977	229,952	121,572
Schwab S&P 500 Index Fund	23,781,340	2,128,403	—	—	1,251,043	27,160,786	1,465,774	263,403
Schwab Select Large Cap Growth Fund *	12,041,429	3,034,615	—	—	(1,502,566)	13,573,478	512,981	1,469,615
						54,906,696
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	2,362,901	179,712	—	—	187,402	2,730,015	174,553	49,712
Small-Cap 5.7%
Schwab Small-Cap Equity Fund	6,663,726	668,725	(100,000)	(5,788)	588,173	7,814,836	334,826	538,726
						65,451,547

International Stocks 25.0%
Developed Markets 25.0%
Schwab Fundamental International Equity Index Fund	1,577,440	81,170	(120,000)	11,788	228,085	1,778,483	111,925	81,170
Schwab International Core Equity Fund	12,356,371	760,745	(300,000)	10,628	922,139	13,749,883	846,147	660,744
Schwab International Opportunities Fund	16,590,387	1,472,186	(130,000)	(11,487)	675,395	18,596,481	714,699	1,022,187
						34,124,847

Real Estate 4.7%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	6,175,478	195,803	(470,000)	(32,053)	636,295	6,505,523	892,390	110,805

Fixed Income 1.8%
Intermediate-Term Bond 1.3%
Schwab U.S. Aggregate Bond Index Fund	1,696,417	126,314	—	—	(28,010)	1,794,721	201,202	36,691
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	582,704	133,327	—	—	(6,135)	709,896	73,871	13,455
						2,504,617
Total Affiliated Underlying Funds (Cost $80,060,592)	$96,425,446	$9,633,012	($1,120,000 )	($26,912 )	$3,674,988	$108,586,534		$4,708,520

UNAFFILIATED UNDERLYING FUNDS 19.8% OF NET ASSETS

U.S. Stocks 10.7%
Large-Cap 8.6%
Dodge & Cox Stock Fund, Class I						$8,333,121	491,340
PGIM Jennison Growth Fund, Class R6						3,412,578	46,544
						11,745,699
Small-Cap 2.1%
Driehaus Small Cap Growth Fund, Institutional Class						2,886,737	93,908
						14,632,436

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
91

Schwab Target 2060 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
International Stocks 6.3%
Emerging Markets 6.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						$8,657,459	652,900

Fixed Income 2.8%
Intermediate-Term Bond 2.0%
Allspring Core Plus Bond Fund, Class R6						526,857	47,041
Loomis Sayles Investment Grade Bond Fund, Class Y						2,202,723	225,689
						2,729,580
International Bond 0.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						1,017,195	104,865
						3,746,775
Total Unaffiliated Underlying Funds (Cost $22,260,884)						$27,036,670
Total Investments in Securities (Cost $102,321,476)						$135,623,204

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
92
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2060 Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $80,060,592)		$108,586,534
Investments in securities, at value - unaffiliated issuers (cost $22,260,884)		27,036,670
Cash		681,809
Receivables:
Fund shares sold		376,920
Dividends		11,995
Due from investment adviser		6,034
Prepaid expenses	+	10,556
Total assets		136,710,518

Liabilities
Payables:
Fund shares redeemed		31,504
Investments bought		11,996
Independent trustees’ fees		83
Accrued expenses	+	16,792
Total liabilities		60,375
Net assets		$136,650,143

Net Assets by Source
Capital received from investors		$100,288,095
Total distributable earnings	+	36,362,048
Net assets		$136,650,143

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$136,650,143		7,067,892		$19.33

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
93

Schwab Target 2060 Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$1,409,915
Dividends received from securities - unaffiliated issuers		292,835
Other Interest	+	5,149
Total investment income		1,707,899

Expenses
Registration fees		11,930
Professional fees		11,416
Portfolio accounting fees		5,625
Shareholder reports		3,853
Independent trustees’ fees		3,267
Transfer agent fees		512
Custodian fees		61
Other expenses	+	1,140
Total expenses		37,804
Expense reduction	–	37,804
Net expenses	–	—
Net investment income		1,707,899

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		3,298,605
Realized capital gain distributions received from underlying funds - unaffiliated issuers		904,165
Net realized losses on sales of securities - affiliated issuers		(26,912)
Net realized losses on sales of securities - unaffiliated issuers	+	(7,081)
Net realized gains		4,168,777
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		3,674,988
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	952,663
Net change in unrealized appreciation (depreciation)		4,627,651
Net realized and unrealized gains		8,796,428
Increase in net assets resulting from operations		$10,504,327
See financial notes
94
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2060 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$1,707,899	$1,397,037
Net realized gains		4,168,777	2,851,403
Net change in unrealized appreciation (depreciation)	+	4,627,651	14,827,368
Increase in net assets resulting from operations		$10,504,327	$19,075,808

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($4,486,549 )	($2,690,018 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		774,711	$14,354,367	1,559,877	$25,742,028
Shares reinvested		239,577	4,343,527	166,344	2,584,990
Shares redeemed	+	(458,141)	(8,460,726)	(656,085)	(10,829,571)
Net transactions in fund shares		556,147	$10,237,168	1,070,136	$17,497,447

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,511,745	$120,395,197	5,441,609	$86,511,960
Total increase	+	556,147	16,254,946	1,070,136	33,883,237
End of period		7,067,892	$136,650,143	6,511,745	$120,395,197
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
95

Schwab Target 2065 Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	11/1/25– 4/30/26§	11/1/24– 10/31/25	11/1/23– 10/31/24	11/1/22– 10/31/23	11/1/21– 10/31/22	2/26/21[1]– 10/31/21
Per-Share Data
Net asset value at beginning of period	$13.21	$11.32	$8.94	$8.63	$11.33	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.17	0.15	0.15	0.12	0.11	0.03
Net realized and unrealized gains (losses)	0.96	2.06	2.56	0.61	(2.51)	1.30
Total from investment operations	1.13	2.21	2.71	0.73	(2.40)	1.33
Less distributions:
Distributions from net investment income	(0.20)	(0.19)	(0.18)	(0.13)	(0.30)	—
Distributions from net realized gains	(0.21)	(0.13)	(0.15)	(0.29)	—	—
Total distributions	(0.41)	(0.32)	(0.33)	(0.42)	(0.30)	—
Net asset value at end of period	$13.93	$13.21	$11.32	$8.94	$8.63	$11.33
Total return	8.77%*	20.09%	30.80%	8.75%	(21.78%)	13.30%*
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.00%**	0.00%	0.00%	0.00%	0.00%[4]	0.00%**
Total expenses[3]	0.17%**	0.26%	0.34%	0.70%	1.10%[4]	1.90%**
Net investment income (loss)	2.64%**	1.28%	1.41%	1.32%	1.17%	0.35%**
Portfolio turnover rate	1%*	4%	7%	4%	26%	34%*
Net assets, end of period (x 1,000,000)	$50	$40	$24	$12	$7	$4

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
96
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2065 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 79.8% OF NET ASSETS

U.S. Stocks 48.6%
Large-Cap 40.7%
Schwab Core Equity Fund	$1,860,009	$555,184	$—	$—	($36,383 )	$2,378,810	93,214	$120,184
Schwab Fundamental U.S. Large Company Index Fund	2,450,527	191,552	—	—	319,141	2,961,220	83,204	41,551
Schwab S&P 500 Index Fund	7,921,809	1,818,852	(225,000)	(4,364)	468,534	9,979,831	538,577	88,853
Schwab Select Large Cap Growth Fund *	4,033,614	1,612,770	—	—	(511,974)	5,134,410	194,044	512,771
						20,454,271
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	786,959	128,019	—	—	67,598	982,576	62,825	18,019
Small-Cap 6.0%
Schwab Small-Cap Equity Fund	2,368,392	441,471	(40,000)	(3,361)	229,250	2,995,752	128,353	191,471
						24,432,599

International Stocks 25.3%
Developed Markets 25.3%
Schwab Fundamental International Equity Index Fund	519,065	66,710	(50,000)	514	81,394	617,683	38,872	26,710
Schwab International Core Equity Fund	4,298,511	466,858	—	—	332,103	5,097,472	313,691	229,858
Schwab International Opportunities Fund	5,651,505	1,219,109	(160,000)	(20,067)	278,596	6,969,143	267,838	359,109
						12,684,298

Real Estate 4.8%
Global Real Estate 4.8%
Schwab Global Real Estate Fund	2,139,374	170,132	(110,000)	(8,238)	218,389	2,409,657	330,543	40,132

Fixed Income 1.1%
Intermediate-Term Bond 0.7%
Schwab U.S. Aggregate Bond Index Fund	231,826	105,390	—	—	(6,043)	331,173	37,127	5,441
Short-Term Bond 0.4%
Schwab Short-Term Bond Index Fund	210,489	4,258	—	—	(1,767)	212,980	22,162	4,305
						544,153
Total Affiliated Underlying Funds (Cost $32,022,601)	$32,472,080	$6,780,305	($585,000 )	($35,516 )	$1,438,838	$40,070,707		$1,638,404

UNAFFILIATED UNDERLYING FUNDS 19.3% OF NET ASSETS

U.S. Stocks 10.7%
Large-Cap 8.6%
Dodge & Cox Stock Fund, Class I						$3,085,675	181,938
PGIM Jennison Growth Fund, Class R6						1,257,164	17,146
						4,342,839
Small-Cap 2.1%
Driehaus Small Cap Growth Fund, Institutional Class						1,037,793	33,760
						5,380,632

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
97

Schwab Target 2065 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(a)
International Stocks 6.8%
Emerging Markets 6.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						$3,428,986	258,596

Fixed Income 1.8%
Intermediate-Term Bond 1.3%
Loomis Sayles Investment Grade Bond Fund, Class Y						661,969	67,825
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						235,969	24,327
						897,938
Total Unaffiliated Underlying Funds (Cost $8,157,998)						$9,707,556
Total Investments in Securities (Cost $40,180,599)						$49,778,263

*	Non-income producing security.
(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
See financial notes
98
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2065 Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $32,022,601)		$40,070,707
Investments in securities, at value - unaffiliated issuers (cost $8,157,998)		9,707,556
Cash		330,318
Receivables:
Fund shares sold		237,134
Due from investment adviser		5,761
Dividends		2,648
Prepaid expenses	+	16,260
Total assets		50,370,384

Liabilities
Payables:
Investments bought		92,648
Fund shares redeemed		25,514
Independent trustees’ fees		84
Accrued expenses	+	15,335
Total liabilities		133,581
Net assets		$50,236,803

Net Assets by Source
Capital received from investors		$39,598,839
Total distributable earnings	+	10,637,964
Net assets		$50,236,803

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$50,236,803		3,606,327		$13.93

See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
99

Schwab Target 2065 Fund
Statement of Operations

For the period November 1, 2025 through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$481,886
Dividends received from securities - unaffiliated issuers		91,257
Other Interest	+	1,996
Total investment income		575,139

Expenses
Registration fees		12,810
Professional fees		11,378
Portfolio accounting fees		5,439
Independent trustees’ fees		3,210
Shareholder reports		2,436
Transfer agent fees		413
Custodian fees		152
Other expenses	+	1,014
Total expenses		36,852
Expense reduction	–	36,852
Net expenses	–	—
Net investment income		575,139

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - affiliated issuers		1,156,518
Realized capital gain distributions received from underlying funds - unaffiliated issuers		308,272
Net realized losses on sales of securities - affiliated issuers	+	(35,516)
Net realized gains		1,429,274
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,438,838
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	408,281
Net change in unrealized appreciation (depreciation)		1,847,119
Net realized and unrealized gains		3,276,393
Increase in net assets resulting from operations		$3,851,532
See financial notes
100
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2065 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/25-4/30/26		11/1/24-10/31/25
Net investment income		$575,139	$386,663
Net realized gains		1,429,274	743,954
Net change in unrealized appreciation (depreciation)	+	1,847,119	4,961,564
Increase in net assets resulting from operations		$3,851,532	$6,092,181

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($1,293,329 )	($706,731 )

TRANSACTIONS IN FUND SHARES
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	VALUE	SHARES	VALUE
Shares sold		764,361	$10,159,606	1,233,821	$14,510,869
Shares reinvested		95,110	1,240,234	61,484	681,248
Shares redeemed	+	(288,058)	(3,827,333)	(366,242)	(4,300,873)
Net transactions in fund shares		571,413	$7,572,507	929,063	$10,891,244

SHARES OUTSTANDING AND NET ASSETS
	11/1/25-4/30/26			11/1/24-10/31/25
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,034,914	$40,106,093	2,105,851	$23,829,399
Total increase	+	571,413	10,130,710	929,063	16,276,694
End of period		3,606,327	$50,236,803	3,034,914	$40,106,093
See financial notes
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
101

Schwab Target 2070 Fund
FINANCIAL HIGHLIGHTS

2/26/26[1]– 4/30/26§
Per-Share Data
Net asset value at beginning of period	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01
Net realized and unrealized gains (losses)	0.11
Total from investment operations	0.12
Net asset value at end of period	$10.12
Total return	1.20%*
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses[3]	0.00%**
Total expenses[3]	6.29%**
Net investment income (loss)	0.58%**
Portfolio turnover rate	9%*
Net assets, end of period (x 1,000,000)	$1

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
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Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2070 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 2/26/26(a)	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(b)
AFFILIATED UNDERLYING FUNDS 80.6% OF NET ASSETS

U.S. Stocks 49.0%
Large-Cap 40.9%
Schwab Core Equity Fund	$—	$41,554	($3,000 )	($56 )	$1,463	$39,961	1,566	$—
Schwab Fundamental U.S. Large Company Index Fund	—	54,973	(5,500)	(47)	2,059	51,485	1,447	—
Schwab S&P 500 Index Fund	—	179,144	(16,000)	(283)	6,663	169,524	9,149	—
Schwab Select Large Cap Growth Fund *	—	80,464	—	—	3,263	83,727	3,164	—
						344,697
Mid-Cap 2.1%
Schwab U.S. Mid-Cap Index Fund	—	16,926	—	—	477	17,403	1,113	—
Small-Cap 6.0%
Schwab Small-Cap Equity Fund	—	48,005	—	—	2,673	50,678	2,171	—
						412,778

International Stocks 25.9%
Developed Markets 25.9%
Schwab Fundamental International Equity Index Fund	—	10,317	—	—	122	10,439	657	—
Schwab International Core Equity Fund	—	99,211	(9,500)	(396)	(1,317)	87,998	5,415	—
Schwab International Opportunities Fund	—	128,594	(8,200)	(381)	(318)	119,695	4,600	—
						218,132

Real Estate 4.9%
Global Real Estate 4.9%
Schwab Global Real Estate Fund	—	43,268	(2,100)	(118)	(286)	40,764	5,592	368

Fixed Income 0.8%
Intermediate-Term Bond 0.5%
Schwab U.S. Aggregate Bond Index Fund	—	4,304	—	—	(82)	4,222	473	29
Short-Term Bond 0.3%
Schwab Short-Term Bond Index Fund	—	2,518	—	—	(26)	2,492	259	18
						6,714
Total Affiliated Underlying Funds (Cost $663,697)	$—	$709,278	($44,300 )	($1,281 )	$14,691	$678,388		$415

UNAFFILIATED UNDERLYING FUNDS 18.8% OF NET ASSETS

U.S. Stocks 10.7%
Large-Cap 8.8%
Dodge & Cox Stock Fund, Class I						$53,098	3,131
PGIM Jennison Growth Fund, Class R6						21,045	287
						74,143
Small-Cap 1.9%
Driehaus Small Cap Growth Fund, Institutional Class						16,381	533
						90,524

Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
103

Schwab Target 2070 Fund
Portfolio Holdings  as of April 30, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 2/26/26(a)	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/26	BALANCE OF SHARES HELD AT 4/30/26	DISTRIBUTIONS RECEIVED(b)
International Stocks 6.9%
Emerging Markets 6.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						$58,131	4,384

Fixed Income 1.2%
Intermediate-Term Bond 0.7%
Loomis Sayles Investment Grade Bond Fund, Class Y						5,810	595
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						4,038	416
						9,848
Total Unaffiliated Underlying Funds (Cost $155,273)						$158,503
Total Investments in Securities (Cost $818,970)						$836,891

*	Non-income producing security.
(a)	Commencement of operations.
(b)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

At April 30, 2026, all of the fund’s investment securities were classified as Level 1.
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Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2070 Fund
Statement of Assets and Liabilities

As of April 30, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $663,697)		$678,388
Investments in securities, at value - unaffiliated issuers (cost $155,273)		158,503
Receivables:
Due from investment adviser		3,304
Fund shares sold		1,500
Dividends		36
Prepaid expenses	+	6,950
Total assets		848,681

Liabilities
Payables:
Due to custodian		1,736
Investments bought		36
Accrued expenses	+	5,080
Total liabilities		6,852
Net assets		$841,829

Net Assets by Source
Capital received from investors		$824,635
Total distributable earnings	+	17,194
Net assets		$841,829

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$841,829		83,189		$10.12

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105

Schwab Target 2070 Fund
Statement of Operations

For the period February 26, 2026* through April 30, 2026; unaudited
Investment Income
Dividends received from securities - affiliated issuers		$415
Dividends received from securities - unaffiliated issuers	+	224
Total investment income		639

Expenses
Professional fees		3,017
Portfolio accounting fees		1,994
Independent trustees’ fees		1,162
Registration fees		221
Transfer agent fees		150
Shareholder reports		145
Custodian fees		8
Other expenses	+	258
Total expenses		6,955
Expense reduction	–	6,955
Net expenses	–	—
Net investment income		639

REALIZED AND UNREALIZED GAINS (LOSSES)
Realized capital gain distributions received from underlying funds - unaffiliated issuers		383
Net realized losses on sales of securities - affiliated issuers		(1,281)
Net realized losses on sales of securities - unaffiliated issuers	+	(468)
Net realized losses		(1,366)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		14,691
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	3,230
Net change in unrealized appreciation (depreciation)		17,921
Net realized and unrealized gains		16,555
Increase in net assets resulting from operations		$17,194

*	Commencement of operations.
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Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Target 2070 Fund
Statement of Changes in Net Assets

For the current period only
Figures for the current period are unaudited
OPERATIONS
	2/26/26*-4/30/26
Net investment income		$639
Net realized losses		(1,366)
Net change in unrealized appreciation (depreciation)	+	17,921
Increase in net assets resulting from operations		$17,194

TRANSACTIONS IN FUND SHARES
	2/26/26*-4/30/26
		SHARES	VALUE
Shares sold		89,928	$890,315
Shares redeemed	+	(6,739)	(65,680)
Net transactions in fund shares		83,189	$824,635

SHARES OUTSTANDING AND NET ASSETS
	2/26/26*-4/30/26
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	83,189	841,829
End of period		83,189	$841,829

*	Commencement of operations.
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
107

Schwab Multi-Asset Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
Each fund is considered a “fund of funds” because it invests in other exchange-traded funds or mutual funds. Each of the funds seeks to achieve its investment objective by investing in affiliated Schwab mutual funds, Schwab ETFs, and unaffiliated third-party exchange-traded funds and mutual funds, if applicable (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). Each fund invests in the underlying funds in accordance with its target portfolio allocation.
Each fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees may authorize the issuance of as many shares as necessary.
The Schwab Target 2070 Fund commenced operations on February 26, 2026.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Balanced Fund seeks capital growth and income.
The Schwab MarketTrack All Equity Portfolio seeks high capital growth through an all-stock portfolio.
The Schwab MarketTrack Growth Portfolio seeks seeks high capital growth with less volatility than an all-stock portfolio.
The Schwab MarketTrack Balanced Portfolio seeks both capital growth and income.
The Schwab MarketTrack Conservative Portfolio seeks income and more growth potential than an all-bond portfolio.
The Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio are referred to collectively as the Schwab MarketTrack Portfolios.
The Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund, Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund, Schwab Target 2040 Fund, Schwab Target 2045 Fund, Schwab Target 2050 Fund, Schwab Target 2055 Fund, Schwab Target 2060 Fund, Schwab Target 2065 Fund and Schwab Target 2070 Fund (collectively, the Schwab Target Funds) seek to provide capital appreciation and income consistent with their current asset allocation.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Multi-Asset Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
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109

Schwab Multi-Asset Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The funds may invest a portion of their assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the Schwab Funds Complex generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by a fund through its investments in the underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio which typically makes distributions from net investment income at the end of each calendar quarter. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.
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Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements

Schwab Multi-Asset Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB BALANCED FUND	SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MARKETTRACK BALANCED PORTFOLIO	SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO	SCHWAB TARGET 2010 FUND	SCHWAB TARGET 2015 FUND	SCHWAB TARGET 2020 FUND	SCHWAB TARGET 2025 FUND	SCHWAB TARGET 2030 FUND
0.00%	0.13%	0.13%	0.13%	0.13%	0.00%	0.00%	0.00%	0.00%	0.00%

SCHWAB TARGET 2035 FUND	SCHWAB TARGET 2040 FUND	SCHWAB TARGET 2045 FUND	SCHWAB TARGET 2050 FUND	SCHWAB TARGET 2055 FUND	SCHWAB TARGET 2060 FUND	SCHWAB TARGET 2065 FUND	SCHWAB TARGET 2070 FUND
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Servicing
The Board of Trustees has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds, except the Schwab Balanced Fund and Schwab Target Funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser, (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares, except the Schwab Balanced Fund and Schwab Target Funds, are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser and its affiliates have agreed with the trust, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board of Trustees, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses, as follows:
SCHWAB BALANCED FUND	SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MARKETTRACK BALANCED PORTFOLIO	SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO	SCHWAB TARGET 2010 FUND	SCHWAB TARGET 2015 FUND	SCHWAB TARGET 2020 FUND	SCHWAB TARGET 2025 FUND	SCHWAB TARGET 2030 FUND
0.00%	0.50%	0.50%	0.50%	0.50%	0.00%	0.00%	0.00%	0.00%	0.00%

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Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
SCHWAB TARGET 2035 FUND	SCHWAB TARGET 2040 FUND	SCHWAB TARGET 2045 FUND	SCHWAB TARGET 2050 FUND	SCHWAB TARGET 2055 FUND	SCHWAB TARGET 2060 FUND	SCHWAB TARGET 2065 FUND	SCHWAB TARGET 2070 FUND
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
Investments in Affiliates
The funds may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, each fund may invest in affiliated funds. As of April 30, 2026, each fund’s ownership percentage of affiliated fund’s shares is as follows:
UNDERLYING FUNDS	SCHWAB BALANCED FUND	SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO	SCHWAB MARKETTRACK BALANCED PORTFOLIO	SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO	SCHWAB TARGET 2010 FUND
Schwab Core Equity Fund	13.3%	— %	— %	— %	— %	0.0%*
Schwab Emerging Markets Equity ETF	— %	0.3%	0.2%	— %	— %	— %
Schwab Fundamental Emerging Markets Equity Index Fund	— %	3.4%	2.1%	0.9%	0.2%	— %
Schwab Fundamental International Equity Index Fund	— %	1.7%	1.2%	0.5%	0.1%	0.0%*
Schwab Fundamental International Small Equity Index Fund	— %	8.0%	5.1%	2.2%	0.5%	— %
Schwab Fundamental U.S. Large Company Index Fund	— %	1.3%	1.1%	0.5%	0.1%	0.0%*
Schwab Fundamental U.S. Small Company Index Fund	— %	1.7%	1.2%	0.5%	0.1%	— %
Schwab Global Real Estate Fund	— %	— %	— %	— %	— %	0.3%
Schwab Government Money Fund, Ultra Shares	0.1%	— %	0.1%	0.1%	0.0%*	0.0%*
Schwab High Yield Bond ETF	— %	— %	— %	0.4%	0.1%	— %
Schwab International Core Equity Fund	— %	— %	— %	— %	— %	0.1%
Schwab International Index Fund	— %	1.4%	1.0%	0.4%	0.1%	— %
Schwab International Opportunities Fund	7.4%	— %	— %	— %	— %	0.2%
Schwab S&P 500 Index Fund	— %	0.2%	0.2%	0.1%	0.0%*	0.0%*
Schwab Select Large Cap Growth Fund	5.2%	— %	— %	— %	— %	0.1%
Schwab Short-Term Bond Index Fund	— %	— %	— %	1.6%	0.8%	0.2%
Schwab Small-Cap Equity Fund	9.5%	— %	— %	— %	— %	0.1%
Schwab Small-Cap Index Fund	— %	0.9%	0.7%	0.4%	0.1%	— %
Schwab Treasury Inflation Protected Securities Index Fund	— %	— %	— %	— %	— %	0.1%
Schwab U.S. Aggregate Bond Index Fund	3.4%	— %	2.2%	2.4%	1.2%	0.2%
Schwab U.S. Large-Cap Growth Index Fund	— %	3.1%	2.5%	1.1%	0.2%	— %
Schwab U.S. Mid Cap Index Fund	— %	— %	— %	— %	— %	0.0%*
Schwab U.S. REIT ETF	— %	0.6%	0.4%	0.2%	0.0%*	— %

*	Less than 0.05%

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Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
UNDERLYING FUNDS	SCHWAB TARGET 2015 FUND	SCHWAB TARGET 2020 FUND	SCHWAB TARGET 2025 FUND	SCHWAB TARGET 2030 FUND	SCHWAB TARGET 2035 FUND	SCHWAB TARGET 2040 FUND
Schwab Core Equity Fund	0.0%*	0.3%	0.5%	1.9%	1.6%	3.4%
Schwab Emerging Markets Equity ETF	— %	— %	— %	— %	— %	— %
Schwab Fundamental Emerging Markets Equity Index Fund	— %	— %	— %	— %	— %	— %
Schwab Fundamental International Equity Index Fund	0.0%*	0.0%*	0.0%*	0.2%	0.1%	0.3%
Schwab Fundamental International Small Equity Index Fund	— %	— %	— %	— %	— %	— %
Schwab Fundamental U.S. Large Company Index Fund	0.0%*	0.1%	0.1%	0.2%	0.2%	0.5%
Schwab Fundamental U.S. Small Company Index Fund	— %	— %	— %	— %	— %	— %
Schwab Global Real Estate Fund	0.4%	2.4%	3.6%	11.7%	9.0%	19.3%
Schwab International Opportunities Fund	0.2%	1.5%	2.3%	8.2%	6.8%	14.8%
Schwab Government Money Fund, Ultra Shares	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*
Schwab High Yield Bond ETF	— %	— %	— %	— %	— %	— %
Schwab International Core Equity Fund	0.2%	1.2%	1.8%	6.6%	5.4%	11.9%
Schwab International Index Fund	— %	— %	— %	— %	— %	— %
Schwab S&P 500 Index Fund	0.0%*	0.0%*	0.0%*	0.1%	0.1%	0.2%
Schwab Short-Term Bond Index Fund	0.2%	1.3%	1.6%	3.1%	1.4%	1.8%
Schwab Select Large Cap Growth Fund	0.1%	0.5%	0.8%	2.6%	2.2%	4.7%
Schwab Small-Cap Equity Fund	0.1%	0.8%	1.0%	4.0%	3.3%	7.9%
Schwab Small-Cap Index Fund	— %	— %	— %	— %	— %	— %
Schwab Treasury Inflation Protected Securities Index Fund	0.1%	0.6%	0.8%	0.9%	0.2%	— %
Schwab U.S. Aggregate Bond Index Fund	0.1%	0.9%	1.1%	2.2%	1.0%	1.3%
Schwab U.S. Large-Cap Growth Index Fund	— %	— %	— %	— %	— %	— %
Schwab U.S. Mid Cap Index Fund	0.0%*	0.2%	0.2%	0.6%	0.5%	0.9%
Schwab U.S. REIT ETF	— %	— %	— %	— %	— %	— %

*	Less than 0.05%

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Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
UNDERLYING FUNDS	SCHWAB TARGET 2045 FUND	SCHWAB TARGET 2050 FUND	SCHWAB TARGET 2055 FUND	SCHWAB TARGET 2060 FUND	SCHWAB TARGET 2065 FUND	SCHWAB TARGET 2070 FUND
Schwab Core Equity Fund	1.0%	1.1%	0.9%	0.4%	0.2%	0.0%*
Schwab Emerging Markets Equity ETF	— %	— %	— %	— %	— %	— %
Schwab Fundamental Emerging Markets Equity Index Fund	— %	— %	— %	— %	— %	— %
Schwab Fundamental International Equity Index Fund	0.1%	0.1%	0.1%	0.0%*	0.0%*	0.0%*
Schwab Fundamental International Small Equity Index Fund	— %	— %	— %	— %	— %	— %
Schwab Fundamental U.S. Large Company Index Fund	0.2%	0.2%	0.1%	0.1%	0.0%*	0.0%*
Schwab Fundamental U.S. Small Company Index Fund	— %	— %	— %	— %	— %	— %
Schwab Global Real Estate Fund	5.9%	6.5%	5.1%	2.2%	0.8%	0.0%*
Schwab International Opportunities Fund	4.7%	5.3%	4.0%	1.8%	0.7%	0.0%*
Schwab Government Money Fund, Ultra Shares	0.0%*	0.0%*	— %	— %	— %	— %
Schwab High Yield Bond ETF	— %	— %	— %	— %	— %	— %
Schwab International Core Equity Fund	3.7%	4.3%	3.2%	1.4%	0.5%	0.0%*
Schwab International Index Fund	— %	— %	— %	— %	— %	— %
Schwab S&P 500 Index Fund	0.1%	0.1%	0.0%*	0.0%*	0.0%*	0.0%*
Schwab Short-Term Bond Index Fund	0.3%	0.2%	0.1%	0.0%*	0.0%*	0.0%*
Schwab Select Large Cap Growth Fund	1.5%	1.7%	1.3%	0.6%	0.2%	0.0%*
Schwab Small-Cap Equity Fund	2.5%	3.0%	2.5%	1.1%	0.4%	0.0%*
Schwab Treasury Inflation Protected Securities Index Fund	— %	— %	— %	— %	— %	— %
Schwab U.S. Aggregate Bond Index Fund	0.3%	0.1%	0.1%	0.0%*	0.0%*	0.0%*
Schwab U.S. Large-Cap Growth Index Fund	— %	— %	— %	— %	— %	— %
Schwab U.S. Mid Cap Index Fund	0.3%	0.3%	0.2%	0.1%	0.0%*	0.0%*
Schwab U.S. REIT ETF	— %	— %	— %	— %	— %	— %

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended April 30, 2026, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab MarketTrack All Equity Portfolio	$1,719,732	$855,010	$7,913
Schwab MarketTrack Growth Portfolio	461,284	625,999	20,315
Schwab MarketTrack Balanced Portfolio	95,853	63,913	4,725
Schwab MarketTrack Conservative Portfolio	—	19,181	2,959
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

 4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to  the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended April 30, 2026, purchases and sales of securities (excluding short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Balanced Fund	$64,385,765	$27,853,238
Schwab MarketTrack All Equity Portfolio	91,998,900	74,556,941
Schwab MarketTrack Growth Portfolio	76,990,466	78,761,365
Schwab MarketTrack Balanced Portfolio	46,571,804	55,091,502
Schwab MarketTrack Conservative Portfolio	15,192,498	17,078,645
Schwab Target 2010 Fund	6,159,105	5,204,053
Schwab Target 2015 Fund	2,843,682	3,950,287
Schwab Target 2020 Fund	15,025,236	24,489,825
Schwab Target 2025 Fund	19,960,994	47,933,392
Schwab Target 2030 Fund	85,470,024	79,899,076
Schwab Target 2035 Fund	61,437,721	36,363,344
Schwab Target 2040 Fund	91,756,898	63,046,852
Schwab Target 2045 Fund	30,381,026	11,704,646
Schwab Target 2050 Fund	30,737,362	4,703,284
Schwab Target 2055 Fund	24,312,128	1,290,000
Schwab Target 2060 Fund	12,515,013	1,210,000
Schwab Target 2065 Fund	8,654,835	585,000
Schwab Target 2070 Fund	881,118	60,400
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Financial Notes, unaudited (continued)

 7. Federal Income Taxes:
As of April 30, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Balanced Fund	$664,903,282	$107,980,672	($16,607,328 )	$91,373,344
Schwab MarketTrack All Equity Portfolio	561,434,242	613,105,843	—	613,105,843
Schwab MarketTrack Growth Portfolio	602,686,261	506,496,740	(8,050,019)	498,446,721
Schwab MarketTrack Balanced Portfolio	423,709,879	224,685,784	(9,122,188)	215,563,596
Schwab MarketTrack Conservative Portfolio	167,887,730	44,297,414	(4,968,055)	39,329,359
Schwab Target 2010 Fund	38,701,822	5,792,371	(848,945)	4,943,426
Schwab Target 2015 Fund	38,638,326	8,220,355	(1,328,253)	6,892,102
Schwab Target 2020 Fund	236,673,510	58,868,382	(9,016,764)	49,851,618
Schwab Target 2025 Fund	322,775,363	82,889,310	(9,020,949)	73,868,361
Schwab Target 2030 Fund	772,328,636	288,782,268	(17,836,741)	270,945,527
Schwab Target 2035 Fund	508,684,561	203,368,247	(8,655,594)	194,712,653
Schwab Target 2040 Fund	907,888,582	469,956,731	(13,769,833)	456,186,898
Schwab Target 2045 Fund	284,118,577	111,883,836	(2,092,395)	109,791,441
Schwab Target 2050 Fund	294,548,899	119,121,900	(1,521,181)	117,600,719
Schwab Target 2055 Fund	220,651,553	84,860,307	(766,843)	84,093,464
Schwab Target 2060 Fund	103,643,196	32,047,618	(67,610)	31,980,008
Schwab Target 2065 Fund	40,658,001	9,141,691	(21,429)	9,120,262
Schwab Target 2070 Fund	820,718	18,491	(2,318)	16,173
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of October 31, 2025, the funds had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
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Financial Notes, unaudited (continued)

7. Federal Income Taxes (continued):
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2026. The tax basis components of distributions paid during the fiscal year ended October 31, 2025, were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Balanced Fund	$15,802,019	$17,717,414
Schwab MarketTrack All Equity Portfolio	20,601,531	44,920,103
Schwab MarketTrack Growth Portfolio	23,703,060	77,081,686
Schwab MarketTrack Balanced Portfolio	16,135,536	40,873,640
Schwab MarketTrack Conservative Portfolio	5,927,137	12,878,284
Schwab Target 2010 Fund	1,375,626	1,338,322
Schwab Target 2015 Fund	1,522,240	2,220,953
Schwab Target 2020 Fund	9,579,928	15,898,463
Schwab Target 2025 Fund	13,001,840	18,704,502
Schwab Target 2030 Fund	25,291,828	33,458,443
Schwab Target 2035 Fund	13,971,039	9,096,227
Schwab Target 2040 Fund	24,970,292	31,472,514
Schwab Target 2045 Fund	5,938,381	3,434,223
Schwab Target 2050 Fund	5,731,187	4,453,557
Schwab Target 2055 Fund	4,018,500	3,467,066
Schwab Target 2060 Fund	1,523,041	1,166,977
Schwab Target 2065 Fund	425,221	281,510
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of October 31, 2025, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended October 31, 2025, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
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Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
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Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
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Schwab Multi-Asset Funds
Investment Advisory Agreement Approval

Initial Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the 1940 Act), requires that the approval of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) called and held a meeting on December 9, 2025, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser), as investment adviser to the Schwab Target 2070 Fund (the Fund) under the investment advisory and administration agreement between Schwab Capital Trust (the Trust) and the investment adviser (the Agreement). In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by the investment adviser and considered information that the Board receives from the investment adviser throughout the year, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. The Board also received data provided by an independent provider of investment company data. In recognition of the fact that the Fund had not yet commenced operations, the Board also considered information provided by the investment adviser in connection with the Board’s consideration of approval of the investment advisory agreement with respect to the other funds within the Trust. The Board also took into account the detailed information about other funds within the Trust that the Board reviews during the course of each year, including information that relates to those funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. The Independent Trustees received advice from Independent Trustees’ legal counsel, including with respect to the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participated in question and answer sessions with representatives of the investment adviser and met in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, approved the Agreement with respect to the Fund. The
Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:
1.
the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates to be dedicated to the Fund;
2.
the investment adviser’s investment performance in managing other comparable mutual funds and how the Fund’s glide path and asset allocations compare to those of other Schwab target date funds;
3.
the Fund’s estimated expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the expected profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to management of the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by the investment adviser to the Fund and the resources that the investment adviser and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support to be provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees also considered Schwab’s overall financial condition and reputation as a full service brokerage firm as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by the investment adviser to the Fund and the resources of the
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investment adviser and its affiliates dedicated to the Fund supported approval of the Agreement with respect to the Fund.
Fund Performance. Since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds advised by the investment adviser having comparable investment objectives in determining whether to approve the Agreement. The Trustees also considered the asset allocation expectations for the Fund over time. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expected performance of the Fund supported approval of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the proposed rate of compensation called for by the Agreement and the Fund’s estimated net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and the services to be provided as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s and Schwab’s proposal to waive certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap. The Trustees also considered the investment adviser’s proposed contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund. The Trustees also considered fees charged by the investment adviser to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts, and any differences in the nature and scope of the services the investment adviser provides to these other accounts, and any differences in the market for these types of accounts. The Trustees noted that shareholders of the Fund indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Fund would invest. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the expected compensation to be flowing to the investment adviser and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analysis of the investment adviser relating to the Fund, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other potential benefits to be derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. Also, because the Fund is expected to invest a portion of its assets in other funds within the Schwab fund complex, the Trustees considered the potential indirect benefits to the investment adviser from such Fund’s investments in other underlying funds managed by the investment adviser. The Trustees considered whether the expected compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services to be rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services, and systems that would benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of the investment adviser, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.
Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the potential existence of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing the Fund to scale and keeping overall expenses down as the Fund grows. The Trustees considered that the investment adviser and its affiliates employ contractual expense caps to protect shareholders from higher fees, including for example, when fund assets are relatively small. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefits from economies of scale if such economies develop.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services to be provided
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Schwab Multi-Asset Funds
and the related expenses to be borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Multi-Asset Funds | Semiannual Holdings and Financial Statements
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Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19: Exhibits.

(a) (1)	Registrant’s code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Omar Aguilar
Omar Aguilar
Principal Executive Officer (Chief Executive Officer)

Date:	June 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar
Principal Executive Officer (Chief Executive Officer)

Date:	June 15, 2026

By:	/s/ Dana Smith
Dana Smith
Principal Financial Officer (Chief Financial Officer)

Date:	June 15, 2026